485BPOS		File Nos. 333-139701
Allianz Vision (Legacy)		811-05618
		Class I.D. C000044001

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	38	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	383	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-2913
(Depositor's Telephone Number, including Area Code)

Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x		on July 22, 2013 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
x		this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: July 22, 2013
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

PART A – PROSPECTUS

ALLIANZ VISIONSM VARIABLE ANNUITY CONTRACT issued on or prior to April 29, 2011

Issued by Allianz Life® Variable Account B and Allianz Life Insurance Company of North America (Allianz Life®, we, us, our)

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life®, we, us, our).

The Base Contract offers you, the Owner, standard features including: multiple variable investment options (Investment Options) and annuitization options (Annuity Options), a free withdrawal privilege, a seven-year withdrawal charge period, and a death benefit (Traditional Death Benefit). The Contract offers optional benefits, for an additional charge:

Bonus Option provides a 6% bonus on the money you put into the Contract (Purchase Payments) subject to a vesting schedule. Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus. Short Withdrawal Charge Option shortens the withdrawal charge period to four years. No Withdrawal Charge Option eliminates the withdrawal charge. Quarterly Value Death Benefit locks in any quarterly investment gains (Quarterly Anniversary Value) to potentially provide an increased death benefit.

Income Protector provides guaranteed lifetime income (Lifetime Plus Payments) until annuitization. We base payments on a value (Benefit Base) that is at least equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase (Annual Increase).

Income Protector allows access to your investment value (Contract Value) and death benefit for a period of time after payments begin. Payments can begin as early as age 60 or as late as age 90. If you are required to annuitize your Contract as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.

Investment Protector provides a level of protection for your principal and any annual investment gains (Target Value), on a future date if you hold the Contract for the required period.

If you selected the No Withdrawal Charge Option or Quarterly Value Death Benefit, you must also have either Income Protector, Investment Protector, or one of the previously available Lifetime or Target Date Benefits (an Additional Required Benefit). However, you can have an Additional Required Benefit separately without having the No Withdrawal Charge Option or Quarterly Value Death Benefit.

If you select Income Protector or Investment Protector, we restrict your Investment Option selection and allocations and rebalance your Contract Value quarterly. Withdrawals reduce the guaranteed values provided by the Quarterly Value Death Benefit, Income Protector, and Investment Protector, and may cause these benefits to end prematurely. For optional benefit availability, see section 11, Selection of Optional Benefits and check with your Financial Professional, the person who provided you advice regarding this Contract.

All guarantees under the Contract are the obligations of Allianz Life and are subject to the claims paying ability of Allianz Life.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.

Allianz Life Variable Account B is the Separate Account that holds the assets that underlie the Contract. Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC’s website (http://www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI’s table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database.

The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract’s features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.

Dated: July 22, 2013

Allianz VisionSM Prospectus – July 22, 2013

1

Versions of Optional Benefits That Are No Longer Available

The prospectus appendices include information on features, charges and available Investment Options for the following versions of benefits we no longer offer. The benefit version identifier (for example, (05.11)) is located in your rider.

Appendix	Benefit Version No Longer Available	Available From	Available Through
D	Lifetime Plus Benefit	May 1, 2007	January 25, 2009
	Lifetime Plus II Benefit	November 12, 2007	March 31, 2009
	Lifetime Plus 10 Benefit	July 17, 2008	March 31, 2009
E	Target Date Retirement Benefit	March 17, 2008	January 25, 2009
	Target Date 10 Benefit	January 26, 2009	March 31, 2009
F	Original Quarterly Value Death Benefit	May 1, 2007	April 30, 2010
G	Income Protector (08.09)	July 22, 2009	April 30, 2010
	Income Protector (05.10)	May 3, 2010	April 29, 2011
	Income Protector (05.11)	May 2, 2011	January 20, 2012(1)
	Income Protector (01.12)	January 23, 2012(2)	April 27, 2012
	Income Protector (05.12)	April 30, 2012	July 20, 2012
	Income Protector (07.12)	July 23, 2012	October 12, 2012
	Investment Protector (08.09)	July 22, 2009	April 30, 2010
	Investment Protector (05.10)	May 3, 2010	January 20, 2012
	Investment Protector (01.12)	January 23, 2012	July 6, 2012
(1)	In all states except Oregon. In Oregon, Income Protector (05.11) was available through February 21, 2012.

(2)	In all states except Oregon. In Oregon, Income Protector (01.12) was available from February 22, 2013.

If you select one of the living benefits–Income Protector or Investment Protector–we restrict your Investment Option selection and allocations, and rebalance your Contract Value allocations quarterly.

All of the Investment Options below are available to a Contract with no living benefit. Investment Options available with the current version of a living benefit are as follows.

(1)	Income Protector

(2)	Investment Protector

See Appendix D, E, and G for the Investment Options available with previous versions of benefits.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund(2)
AZL® Growth Index Strategy Fund(2)
AZL MVP FusionSM Balanced Fund(1),(2)
AZL MVP FusionSM Conservative Fund(1),(2)
AZL MVP FusionSM Growth Fund(2)
AZL MVP FusionSM Moderate Fund(1),(2)
AZL® MVP Balanced Index Strategy Fund(1)
AZL® MVP BlackRock Global Allocation Fund(1)
AZL® MVP Franklin Templeton Founding Strategy Plus Fund(1)
AZL® MVP Growth Index Strategy Fund(1)
AZL® MVP Invesco Equity and Income Fund(1)
BLACKROCK
AZL® BlackRock Capital Appreciation Fund(2)
AZL® International Index Fund(2)
AZL® Mid Cap Index Fund(2)
AZL® Money Market Fund(1),(2)
AZL® S&P 500 Index Fund(2)
AZL® Small Cap Stock Index Fund
BlackRock Global Allocation V.I. Fund(2)
COLUMBIA
AZL® Columbia Mid Cap Value Fund(2)
AZL® Columbia Small Cap Value Fund
DAVIS
AZL® Davis New York Venture Fund(2)
Davis VA Financial Portfolio

DREYFUS
AZL® Dreyfus Research Growth Fund(2)
FEDERATED
AZL® Federated Clover Small Value Fund
FIDELITY
Fidelity VIP FundsManager 50% Portfolio(2)
Fidelity VIP FundsManager 60% Portfolio(2)
FRANKLIN TEMPLETON
AZL® Franklin Templeton Founding Strategy Plus Fund(2)
Franklin High Income Securities Fund
Franklin Income Securities Fund(1),(2)
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund(1),(2)
Mutual Shares Securities Fund(2)
Templeton Global Bond Securities Fund(1),(2)
Templeton Growth Securities Fund(2)
GATEWAY
AZL® Gateway Fund(2)
INVESCO
AZL® Invesco Equity and Income Fund(2)
AZL® Invesco Growth and Income Fund(2)
AZL® Invesco International Equity Fund(2)
J.P. MORGAN
AZL® JPMorgan International Opportunities Fund(2)
AZL® JPMorgan U.S. Equity Fund(2)

MFS
AZL® MFS Investors Trust Fund(2)
AZL® MFS Value Fund(2)
MORGAN STANLEY
AZL® Morgan Stanley Global Real Estate Fund
AZL® Morgan Stanley Mid Cap Growth Fund(2)
OPPENHEIMER FUNDS
AZL® Oppenheimer Discovery Fund
PIMCO
PIMCO EqS Pathfinder Portfolio(2)
PIMCO VIT All Asset Portfolio(1),(2)
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio(1),(2)
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio(1),(2)
PIMCO VIT Global Multi-Asset Portfolio(2)
PIMCO VIT High Yield Portfolio(1),(2)
PIMCO VIT Real Return Portfolio(1),(2)
PIMCO VIT Total Return Portfolio(1),(2)
PIMCO VIT Unconstrained Bond Portfolio(1),(2)
PYRAMIS
AZL® Pyramis® Core Bond Fund(1),(2)
SCHRODER
AZL® Schroder Emerging Markets Equity Fund

Allianz VisionSM Prospectus – July 22, 2013

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TABLE OF CONTENTS

Glossary	5	8. Access to Your Money	37
Fee Tables	9	Free Withdrawal Privilege	39
Owner Transaction Expenses	9	Systematic Withdrawal Program	39
Owner Periodic Expenses	9	Minimum Distribution Program and Required Minimum
Annual Operating Expenses of the Investment Options	10	Distribution (RMD) Payments	39
Examples	11	Waiver of Withdrawal Charge Benefit	40
1. The Variable Annuity Contract	12	Suspension of Payments or Transfers	40
State Specific Contract Restrictions	12	9. The Annuity Phase	40
When the Contract Ends	12	Calculating Your Annuity Payments	40
2. Owners, Annuitants, and Other Specified Persons	13	Variable or Fixed Annuity Payments	40
Owner	13	Annuity Payment Options	41
Joint Owners	13	When Annuity Payments Begin	42
Annuitant	13	Partial Annuitization	42
Beneficiary	14	10. Death Benefit	43
Covered Person(s)	14	Traditional Death Benefit	43
Payee	15	Death of the Owner and/or Annuitant	43
Assignments, Changes of Ownership and		Death Benefit Payment Options During the
Other Transfers of Contract Rights	16	Accumulation Phase	44
3. Purchasing the Contract	17	11. Selection of Optional Benefits	46
Purchase Requirements	17	Replacing Optional Benefits	46
Faxed Applications	18	11.a Income Protector	48
Allocation of Purchase Payments	18	Selecting Income Protector	47
Automatic Investment Plan (AIP)	18	Removing Income Protector	47
Dollar Cost Averaging (DCA) Program	19	Lifetime Plus Payment Overview	48
Free Look/Right-to-Examine Period	19	Benefit Base	49
4. Valuing Your Contract	20	Quarterly Anniversary Value	49
Accumulation Units	20	Annual Increase	49
Computing the Contract Value and Bonus Value	21	Requesting Lifetime Plus Payments	50
5. Investment Options	21	Calculating Your Lifetime Plus Payments	51
Substitution and Limitation on Further Investments	27	Automatic Annual Lifetime Plus Payment Increases	53
Transfers Between Investment Options	28	Taxation of Lifetime Plus Payments	53
Electronic Investment Option Transfer and		Charge Lock Option	53
Allocation Instructions	29	Investment Option Allocation and Transfer Restrictions
Excessive Trading and Market Timing	29	and Quarterly Rebalancing	53
Flexible Rebalancing Program	31	When Income Protector Ends	54
Financial Adviser Fees	31	11.b Investment Protector	57
Voting Privileges	31	Selecting Investment Protector	58
6. Our General Account	32	Removing Investment Protector	58
7. Expenses	32	Target Value Dates	58
Mortality and Expense Risk (M&E) Charge	32	Target Value	59
Rider Charge	33	Investment Option Allocation and Transfer Restrictions
Contract Maintenance Charge	33	and Quarterly Rebalancing	60
Withdrawal Charge	34	When Investment Protector Ends	63
Transfer Fee	36	11.c Quarterly Value Death Benefit	63
Premium Tax	36	11.d Bonus Option	63
Income Tax	36	11.e Short Withdrawal Charge Option	64
Investment Option Expenses	36	11.f No Withdrawal Charge Option	65

Allianz VisionSM Prospectus – July 22, 2013

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12. Taxes	65	Quarterly Anniversary Value	87
Qualified and non-Qualified Contracts	65	Lifetime Plus Benefit and Lifetime Plus II Benefit
Taxation of Annuity Contracts	66	Value Differences	87
Taxation of Lifetime Plus Payments	66	5% Annual Increase and Enhanced 5%
Tax-Free Section 1035 Exchanges	67	Annual Increase	87
13. Other Information	67	Enhanced 10-Year Value	88
Allianz Life	67	Manual Resets Under Lifetime Plus Benefit	89
The Separate Account	67	Automatic Resets Under Lifetime Plus II Benefit	89
Distribution	67	Lifetime Plus 10 Benefit’s 10% Annual Increase	90
Additional Credits for Certain Groups	69	Requesting Lifetime Plus Payments	91
Administration/Allianz Service Center	69	Calculating Your Lifetime Plus Payments	92
Legal Proceedings	69	Automatic Annual Lifetime Plus Payment Increases	94
Financial Statements	69	Investment Option Allocation and Transfer Restrictions
Status Pursuant to Securities Exchange Act of 1934	69	and Quarterly Rebalancing	95
14. Privacy and Security Statement	70	When a Lifetime Benefit Ends	96
15. Table of Contents of the Statement of Additional		Appendix E – Target Date Benefits	97
Information (SAI)	71	Removing a Target Date Benefit	98
Appendix A – Annual Operating Expenses for Each		Target Value Dates	98
Investment Option	72	Target Value	99
Appendix B – Condensed Financial Information	74	Investment Option Allocation and Transfer Restrictions
Appendix C – Effects of Partial Withdrawals and		and Quarterly Rebalancing	100
Lifetime Payments on the Values Available		When a Target Date Benefit Ends	104
Under the Contract	81	Appendix F – Original Quarterly Value Death Benefit	105
Appendix D – Lifetime Benefits	82	Appendix G – Previous Versions of Investment Protector
Removing a Lifetime Benefit	83	and Income Protector	105
Covered Person(s)	84	Income Protector	105
Lifetime Plus Payment Overview	85	Investment Protector	107
Benefit Base	86	Appendix H – Charge Lock Option Examples	111
		For Service or More Information	112
		Addresses for mailing checks	112

Allianz VisionSM Prospectus – July 22, 2013

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GLOSSARY

This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.

5% Annual Increase – an amount used to determine the Benefit Base under the previously available Lifetime Plus Benefit described in Appendix D.

10% Annual Increase – an amount used to determine the Benefit Base under the previously available Lifetime Plus 10 Benefit described in Appendix D.

Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

Additional Required Benefit – an additional optional benefit you must have if you chose either the No Withdrawal Charge Option or Quarterly Value Death Benefit. Additional Required Benefits include Income Protector, Investment Protector, or one of the previously available Lifetime Benefits or Target Date Benefits.

Annual Increase – an amount used to determine the Benefit Base under Income Protector before Lifetime Plus Payments begin as discussed in section 11.a. If selected at issue, it is equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase. We then reset this value to equal the current Contract Value if greater, and apply future quarterly simple interest to this reset value.

Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant, and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization. There are restrictions on who can become an Annuitant.

Annuity Options – the annuity income options available to you under the Contract.

Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.

Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you apply part of your Contract Value to a Partial Annuitization.

Base Contract – the Contract without any optional benefits.

Beneficiary – unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.

Benefit Anniversary – a twelve-month anniversary of the Benefit Date, or any subsequent twelve-month Benefit Anniversary.

Benefit Base – the amount we use to determine the initial annual maximum Lifetime Plus Payment.

Benefit Date – the date you begin receiving Lifetime Plus Payments under Income Protector.

Benefit Year – any period of twelve months beginning on the Benefit Date or on a subsequent Benefit Anniversary.

Bonus Option – an optional benefit with an additional charge that provides a 6% bonus on Purchase Payments we receive before the older Owner reaches age 81 (subject to a three-year vesting schedule). This benefit has an additional M&E charge and a higher and longer withdrawal charge schedule.

Bonus Value – the total Contract Value plus any unvested bonus amounts.

Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

Allianz VisionSM Prospectus – July 22, 2013

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Charge Lock Date – this is the date after which your Income Protector rider charge does not change.

Charge Lock Option – a rider that may be available to you if you have Income Protector and we increase your rider charge. The Charge Lock Option rider allows you to keep Income Protector at the current rider charge, but with reduced guaranteed values and Lifetime Plus Payments, and no opportunity for future payment increases. The Charge Lock Option rider is discussed in section 11.a.

Contract – the deferred annuity contract described by this prospectus.

Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.

Contract Value – on any Business Day, the sum of the values in your selected Investment Options. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, M&E charge and rider charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization. If you have the Bonus Option, Contract Value includes only vested bonus amounts; it does not include unvested bonus amounts.

Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.

Covered Person(s) – the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments. There are restrictions on who can become a Covered Person.

Cumulative Withdrawal –while you are receiving Lifetime Plus Payments under the previously available Lifetime Benefits described in Appendix D, this is the portion of a withdrawal that is less than or equal to your Cumulative Withdrawal Value.

Cumulative Withdrawal Benefit – a benefit under the previously available Lifetime Benefits described in Appendix D in all states except Nevada that allows you to control the amount of Lifetime Plus Payments you receive.

Cumulative Withdrawal Value – under the previously available Lifetime Benefits described in Appendix D, if you take less than the maximum Lifetime Plus Payment that you are entitled to, we add the difference between the annual maximum and annual actual Lifetime Plus Payment to the Cumulative Withdrawal Value.

Enhanced 5% Annual Increase – an amount used to determine the Benefit Base under the previously available Lifetime Plus II Benefit described in Appendix D.

Enhanced 10-Year Value – an amount used to determine the Benefit Base under the previously available Lifetime Plus Benefit or Lifetime Plus II Benefit described in Appendix D.

Excess Withdrawal – if you select Income Protector, the amount of any withdrawal you take while you are receiving Lifetime Plus Payments that, when added to other withdrawals taken during the Benefit Year, is greater than your annual maximum permitted payment. Excess Withdrawals reduce your Contract Value and any guaranteed values, and may end your Contract. If you have one of the previously available Lifetime Benefits, please see Appendix D for a definition of Excess Withdrawal that applies to your Contract.

Financial Professional – the person who advises you regarding the Contract.

Full Annuitization – the application of the total Contract Value to Annuity Payments.

Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes providing information on the correct form, with any required certifications or guarantees, delivered to the correct mailing address listed at the back of this prospectus and received at the Service Center. If you have questions about the information we require, or whether you can submit certain information by fax, please contact the Service Center.

Highest Annual Increase – an amount used to determine the Benefit Base under the previously available Lifetime Plus II Benefit described in Appendix D.

Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.

Income Protector – an optional benefit available for an additional charge that is intended to provide a payment stream for life in the form of partial withdrawals. Income Protector provides no payment until the younger Covered Person is at least age 60.

Allianz VisionSM Prospectus – July 22, 2013

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Increase Base – an amount we use to determine the Annual Increase as discussed in section 11.a. If selected at issue, it is initially equal to total Purchase Payments adjusted for withdrawals. On Quarterly Anniversaries, if we reset the Annual Increase to equal the current Contract Value, we also reset the Increase Base to equal the current Contract Value.

Investment Options – the variable investments available to you under the Contract. Investment Option performance is based on the securities in which they invest.

Investment Protector – an optional benefit available for an additional charge. It is intended to provide a level of protection for your principal and any annual investment gains on a specific date in the future.

Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date. We must receive your initial Purchase Payment and all necessary information before we issue the Contract.

Joint Owners – two Owners who own a Contract.

Last Increase Date – if you have Income Protector and select the Charge Lock Option rider, this is the date after which you no longer receive automatic increases to your guaranteed values and payments.

Lifetime Plus Benefit – an optional benefit described in Appendix D that is no longer available that was intended to provide a payment stream for life in the form of partial withdrawals.

Lifetime Plus II Benefit – an optional benefit described in Appendix D that is no longer available that was intended to provide a payment stream for life in the form of partial withdrawals.

Lifetime Plus 10 Benefit – an optional benefit described in Appendix D that is no longer available that was intended to provide a payment stream for life in the form of partial withdrawals.

Lifetime Plus Payment – the payment we make to you under Income Protector or the previously available Lifetime Benefits based on the Benefit Base.

Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code.

No Withdrawal Charge Option – an optional benefit available for an additional charge that eliminates the Base Contract’s seven-year withdrawal charge. Requires selection of an Additional Required Benefit.

Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.

Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.

Payee – the person or entity who receives Annuity Payments during the Annuity Phase.

Purchase Payment – the money you put into the Contract.

Qualified Contract – a Contract purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we issue Qualified Contracts that may include, but are not limited to Roth IRAs, Traditional IRAs and Simplified Employee Pension (SEP) IRAs.

Quarterly Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Anniversary.

Quarterly Anniversary Value – the highest Contract Value on any Quarterly Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine Income Protector’s Benefit Base as discussed in section 11.a, and the Quarterly Value Death Benefit in section 11.c.

Quarterly Value Death Benefit – an optional benefit available for an additional charge that is intended to provide an increased death benefit. Also requires selection of an Additional Required Benefit.

Rider Anniversary – a twelve-month anniversary of the Rider Effective Date or any subsequent twelve-month Rider Anniversary.

Rider Anniversary Value – the highest Contract Value on any Rider Anniversary, adjusted for subsequent Purchase Payments and withdrawals, used to determine Investment Protector’s Target Value as discussed in section 11.b.

Allianz VisionSM Prospectus – July 22, 2013

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Rider Effective Date – the date shown on the Contract that starts the first Rider Year if you select Income Protector or Investment Protector. Rider Anniversaries and Rider Years are measured from the Rider Effective Date.

Rider Year – any period of twelve months beginning on the Rider Effective Date or a subsequent Rider Anniversary.

Separate Account – Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Service Center – the area of our company that issues Contracts and provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing applications and/or checks for Purchase Payments may be different and is also listed at the back of this prospectus.

Short Withdrawal Charge Option – an optional benefit available for an additional charge that shortens the Base Contract’s withdrawal charge period to four years.

Target Value – if you selected Investment Protector at issue, it is the greater of total Purchase Payments adjusted for withdrawals, or the Rider Anniversary Value multiplied by the guarantee percentage for your selected benefit as stated in Appendix G, and is available on each Target Value Date as stated in section 11.b. If you selected a Target Date Benefit, it is the highest Contract Value on any Contract Anniversary, adjusted for subsequent Purchase Payments and withdrawals as stated in Appendix E.

Target Value Date – the date on which we guarantee your Contract Value cannot be less than the Target Value.

Traditional Death Benefit – the death benefit provided by the Contract.

Traditional Death Benefit Value – total Purchase Payments adjusted for withdrawals.

Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

Allianz VisionSM Prospectus – July 22, 2013

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FEE TABLES

These tables describe the fees and expenses you pay when purchasing, owning and taking a withdrawal from the Contract, or transferring Contract Value between Investment Options. For more information, see section 7, Expenses.

OWNER TRANSACTION EXPENSES

Withdrawal Charge During Your Contract’s Initial Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)

Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount(3)
	Base Contract(4)	Bonus Option(5)	Short Withdrawal Charge Option	No Withdrawal Charge Option
0	8.5%	8.5%	8.5%	0%
1	8.5%	8.5%	7.5%	0%
2	7.5%	8.5%	5.5%	0%
3	6.5%	8%	3%	0%
4	5%	7%	0%	0%
5	4%	6%	0%	0%
6	3%	5%	0%	0%
7	0%	4%	0%	0%
8	0%	3%	0%	0%
9 years or more	0%	0%	0%	0%

Transfer Fee(6)………………………………….......	$25
(for each transfer after twelve in a Contract Year)
Premium Tax(7)…………………………………...…	3.5%
(as a percentage of each Purchase Payment)
OWNER PERIODIC EXPENSES

Contract Maintenance Charge(8)………………...	$50
(per Contract per year)
(1)
The Contract provides a free withdrawal privilege that allows you to withdraw 12% of your total Purchase Payments annually without incurring a withdrawal charge as discussed in section 8, Access to Your Money – Free Withdrawal Privilege.

(2)	The Withdrawal Charge Basis is the amount subject to a withdrawal charge as discussed in section 7, Expenses – Withdrawal Charge.

(3)	For Contracts issued in Florida on or after January 1, 2011, the total withdrawal charge on a partial or full withdrawal cannot be greater than 10% of the Contract Value withdrawn.

(4)	In Mississippi, the withdrawal charge is 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3% and 0% for the time periods referenced.

(5)
In Connecticut, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. In Mississippi, the withdrawal charge is 8%, 8%, 8%, 8%, 7%, 6%, 5%, 3.5%, 1.5% and 0% for the time periods referenced.

(6)
We count all transfers made in the same Business Day as one transfer. Program and benefit related transfers are not subject to the transfer fee and do not count against the free transfers we allow as discussed in section 7, Expenses – Transfer Fee. Transfers are subject to the market timing policies discussed in section 5, Investment Options – Excessive Trading and Market Timing.

(7)	Not currently deducted, but we reserve the right to do so in the future. This is the maximum charge we could deduct if we exercise this right as discussed in section 7, Expenses – Premium Tax.

(8)	Waived if the Contract Value is at least $100,000 as discussed in section 7, Expenses – Contract Maintenance Charge.

Allianz VisionSM Prospectus – July 22, 2013

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CONTRACT ANNUAL EXPENSES

Mortality and Expense Risk (M&E) Charge(9) (as a percentage of each Investment Options’ net asset value)
Base Contract without optional benefits	1.40%
Base Contract with Quarterly Value Death Benefit	1.70%
Base Contract with the Short Withdrawal Charge Option	1.65%
Base Contract with the Short Withdrawal Charge Option and Quarterly Value Death Benefit	1.95%
Base Contract with the Bonus Option	1.70%
Base Contract with the Bonus Option and Quarterly Value Death Benefit	2.00%
Base Contract with the No Withdrawal Charge Option	1.75%
Base Contract with the No Withdrawal Charge Option and Quarterly Value Death Benefit	2.05%

	Rider Charge
	Maximum	Current(10)
Income Protector(11) Single Lifetime Plus Payments (as a percentage of the Benefit Base) Joint Lifetime Plus Payments (as a percentage of the Benefit Base)	2.50% 2.75%	1.20% 1.20%
Investment Protector (as a percentage of the Target Value)	2.50%	0.95%

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS

Following are the minimum and maximum total annual operating expenses charged by any of the Investment Options for the period ended December 31, 2012, before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.

	Minimum	Maximum
Total annual Investment Option operating expenses(12) (including management fees, distribution or 12b-1 fees, and other expenses) before fee waivers and expense reimbursements	0.51%	1.73%
(9)
The Contract allows Partial Annuitization. After a Partial Annuitization, the M&E charge listed above applies to the net asset value remaining in the Accumulation Phase. If you select variable Annuity Payments the M&E charge for a Base Contract with the Bonus Option is 1.70% of the net asset value in the Annuity Phase, or 1.40% for all other Contracts. If you select fixed Annuity Payments we do not assess the M&E charge during the Annuity Phase. See section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

(10)	The current rider charge may increase or decrease on each Quarterly Anniversary as discussed in section 7, Expenses – Rider Charge.

(11)
If you select the Charge Lock Option rider, Income Protector’s rider charge is fixed at the rate in effect on the Charge Lock Date. You will continue to pay the rider charge after the Charge Lock Date as long as Income Protector is in effect. See section 7, Expenses – Rider Charge.

(12)
Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. Amounts may be different for each Investment Option. The maximum current fee is 0.25%. If these fees are deducted from Investment Option assets, they are reflected in the above table and disclosed in Appendix A. Appendix A contains annual operating expense details for each Investment Option.

Allianz VisionSM Prospectus – July 22, 2013

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EXAMPLES

These examples are intended to help you compare the cost of investing in this Contract with the costs of other variable annuity contracts. These examples assume you make a $10,000 investment and your selected Investment Options earn a 5% annual return. They also assume the maximum potential fees and charges for each period and are not a representation of past or future expenses. Your Contract expenses may be more or less than the examples below, depending on the Investment Option(s) and optional benefits you select, and whether and when you take withdrawals.

We deduct the $50 contract maintenance charge in the examples at the end of each year during the Accumulation Phase and we may waive this charge under certain circumstances, as described in section 7, Expenses – Contract Maintenance Charge. A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).

All figures in the examples below reflect selection of Income Protector with joint Lifetime Plus Payments, which is the most expensive combination of benefits.

1)
If you surrender your Contract (take a full withdrawal) at the end of each time period. The 1, 3 and 5 Year figures are for the Base Contract with the Bonus Option and Quarterly Value Death Benefit (8.5% declining withdrawal charge, 2.00% M&E charge, and maximum rider charge of 2.75%). The 10 Year figures are for the Base Contract with the No Withdrawal Charge Option and Quarterly Value Death Benefit (2.05% M&E charge and maximum rider charge of 2.75%).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$1,548	$2,968	$4,267	$7,312
0.51% (the minimum Investment Option operating expense)	$1,430	$2,633	$3,739	$6,423
2)
If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is one year after the date we issue the Contract (Issue Date) for Florida, and two years after the Issue Date in all other states. All figures in this table are for the Base Contract with the No Withdrawal Charge Option and Quarterly Value Death Benefit (2.05% M&E charge and maximum rider charge of 2.75%).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	-	$2,131	$3,588	$7,312
0.51% (the minimum Investment Option operating expense)	-	$1,797	$3,061	$6,423

3)
If you do not surrender your Contract. All figures in this table are for the Base Contract with the No Withdrawal Charge Option and Quarterly Value Death Benefit (2.05% M&E charge and maximum rider charge of 2.75%).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$702	$2,131	$3,588	$7,312
0.51% (the minimum Investment Option operating expense)	$585	$1,797	$3,061	$6,423
See Appendix B for condensed financial information regarding the accumulation unit values (AUVs) for the highest and lowest charges for Contracts offered as of December 31, 2012. See the SAI Appendix for condensed financial information regarding the December 31, 2012 AUVs for other charges.

Allianz VisionSM Prospectus – July 22, 2013

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1.	THE VARIABLE ANNUITY CONTRACT

An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life), where you make payments to us and the money is invested in Investment Options available through the Contract. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Options’ performance. When you are ready to take money out, we make payments to you according to your instructions and any restrictions associated with the payout option you select that is described in this prospectus. We do not make any changes to your Contract without your permission except as may be required by law.

The Contract has an Accumulation Phase and an Annuity Phase.

The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, your money is invested in the Investment Options you select on a tax-deferred basis. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. (For more information, see section 12, Taxes.) During the Accumulation Phase you can take withdrawals, and you can make additional Purchase Payments subject to the restrictions set out in section 3, Purchasing the Contract – Purchase Requirements.

We no longer accept additional Purchase Payments to Contracts issued before August 17, 2009 in all states except Connecticut, Florida, and New Jersey.

You can also select any one of the following optional benefits, if available.

•
Income Protector (see section 11.a) provides guaranteed lifetime income called Lifetime Plus Payments that can begin from age 60 to age 90. We base payments on the Benefit Base that is at least equal to the Annual Increase (total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase). You must be age 80 or younger to select Income Protector.

•
Investment Protector (see section 11.b) provides a Target Value (a level of protection for your principal and any annual investment gains) that is available on a future date if you hold the Contract for the required period. You must be age 80 or younger to select Investment Protector.

The Accumulation Phase ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization. A Business Day is any day the New York Stock Exchange is open, except when an Investment Option does not value its shares.

•	The Business Day we process your request for a full withdrawal.

•
Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive a Valid Claim from any one Beneficiary, unless the surviving spouse continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Options until the complete distribution of the death benefit.

If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you (the Payee). You can choose when Annuity Payments begin (the Income Date), subject to certain restrictions. We base Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. If you select variable Annuity Payments, your payments will change based on your selected Investment Options’ performance. If you select fixed Annuity Payments, your payments do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.

Allianz VisionSM Prospectus – July 22, 2013

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STATE SPECIFIC CONTRACT RESTRICTIONS

If you purchase a Contract, it is subject to the law of the state in which it is issued. Some of the features of your Contract may differ from the features of a Contract issued in another state because of state-specific legal requirements. Features for which there may be state-specific Contract provisions may include the following.

•	The withdrawal charge schedule.

•	Availability of Investment Options, Annuity Options, endorsements, and/or riders.

•	Free look rights.

•	Selection of certain Income Dates.

•	Restrictions on your ability to make additional Purchase Payments.

•	Selection of certain assumed investment rates for variable Annuity Payments.

•	Our ability to restrict transfer rights.

All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus. Our “Service Center” is the area of our Company that issues Contracts and provides Contract maintenance and routine customer service.

WHEN THE CONTRACT ENDS

The Contract ends when:

•	all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or

•	all applicable death benefit payments have been made.

For example, if you purchase a Contract and later take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.

2.	OWNERS, ANNUITANTS, AND OTHER SPECIFIED PERSONS

OWNER

You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts can only have one Owner.

JOINT OWNERS

Non-Qualified Contracts can be owned by up to two Owners. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.

NOTE: Partial Annuitizations (applying only part of your Contract Value to Annuity Payments) are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

ANNUITANT

The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant when you purchase a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. For jointly owned Contracts, if the Annuitant dies before the Income Date, the younger Owner automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.

Allianz VisionSM Prospectus – July 22, 2013

13

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. For more examples, please see the Appendix to the SAI. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.

UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•
We pay a death benefit to the person you designate (the Beneficiary) unless the Beneficiary is the surviving spouse and continues the Contract. If the surviving spouse continues the Contract, they become the new Owner and the Accumulation Phase continues for the remainder of their lifetime.
	• •	The Beneficiary becomes the Owner. If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•
If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–Annuity Option 1  or 3, payments end.
–Annuity Option 2 or 4, payments end when the guarantee period ends.
–Annuity Option 5,  payments end and the Payee may receive a lump sum refund.

	•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
BENEFICIARY

The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no primary Beneficiaries, we pay the death benefit to the contingent Beneficiaries who survive you. If the interests of all Beneficiaries have ended or if there is no named Beneficiary, we pay the death benefit to your estate.

NOTE FOR JOINTLY OWNED CONTRACTS:  The sole primary Beneficiary is the surviving Joint Owner regardless of any other named Beneficiaries. Spousal Joint Owners may also appoint contingent Beneficiaries. However, Joint Owners who are not spouses may not appoint contingent Beneficiaries. If both Joint Owners who were never spouses die before we pay the death benefit, we pay the death benefit to the estate of the Joint Owner who died last.

If both spousal Joint Owners die before we pay the death benefit, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the spousal Joint Owner who died last if there are no named contingent Beneficiaries. If both spousal Joint Owners die simultaneously, state law may dictate who receives the death benefit. However, if spousal Joint Owners divorce and do not notify us before death, we look to state law regarding divorce and inheritance to determine if the surviving Joint Owner can remain as a Beneficiary. If state law requires that an ex-spouse be removed as a Beneficiary, then we pay any applicable death benefit to the contingent Beneficiaries or the estate of the deceased if there are no named contingent Beneficiaries.

COVERED PERSON(S)

If you select Income Protector, we base Lifetime Plus Payments on the lives of the Covered Person(s). Their ages determine availability of the benefit, when Lifetime Plus Payments can begin and the Lifetime Plus Payment percentage. When you select one of these benefits, you choose whether you want payments based on your life (single Lifetime Plus Payments), or the lifetime of you and your spouse (joint Lifetime Plus Payments). Joint Covered Persons must be spouses within the meaning of federal tax law during the entire period your selected benefit is in effect. Joint Lifetime Plus Payments are not available if there is more than a 30-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.

For single Lifetime Plus Payments and:

•	solely owned Contracts, the Covered Person is the Owner.

•	jointly owned Contracts, you can choose which Owner is the Covered Person.

•	Contracts owned by a non-individual, the Covered Person is the Annuitant.

Allianz VisionSM Prospectus – July 22, 2013

14

For joint Lifetime Plus Payments, Covered Persons must be spouses and:

•	Non-Qualified Contracts:

–	spouses must be Joint Owners; or

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

•	Qualified Contracts:

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or

–
if the Owner is a qualified plan or a custodian, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary because we also require the qualified plan or custodian to be the sole primary Beneficiary. This structure allows the surviving non-Annuitant spouse to continue to receive lifetime payments.

After the date Income Protector is added to your Contract (Rider Effective Date) you cannot add or change a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. A Contract Anniversary is a twelve-month anniversary of your Contract’s Issue Date. A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Lifetime Plus Payments begin. We process your request on the Contract Anniversary* (or Benefit Anniversary*) that occurs immediately after we receive your request in Good Order at our Service Center. If you remove a joint Covered Person, we change your rider charge to equal the current charge for single Lifetime Plus Payments that is in effect on the anniversary that we process your request to remove a joint Covered Person if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses - Rider Charge.

*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.

Joint Covered Persons must qualify as spouses under federal tax law until the benefit ends. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or we will remove one former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner and Annuitant. At this time, we change the rider charge to equal the current charge for single Lifetime Plus Payments that is in effect if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses - Rider Charge. When we receive notification of an Owner’s death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any lifetime payments and the Contract all end.

If you select Income Protector and remove a joint Covered Person, we may increase your annual maximum Lifetime Plus Payment. If at the end of the last Business Day before the Benefit Anniversary that we remove the joint Covered Person the payment percentage for the remaining Covered Person’s current age multiplied by the Contract Value is greater than your current annual maximum Lifetime Plus Payment, we increase your payment to this new amount.

Once we remove a Covered Person, he or she cannot be reinstated.

NOTE:

•
For Income Protector riders issued in states other than California or New Jersey: Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person no longer has the required relationship stated here, he or she is removed from the Contract as a Covered Person. If we remove all Covered Persons from the Contract, Income Protector and any Lifetime Plus Payments end.

•
For Joint Owners selecting single Lifetime Plus Payments: If you are no longer spouses on the date of an Owner’s death and the Contract Value is positive, we pay the death benefit to the Beneficiary and the benefit and any lifetime payments end. This means Lifetime Plus Payments are no longer available even if a Covered Person is still alive.

•
For Income Protector riders issued to civil union partners in New Jersey: We allow civil union partners to be Joint Owners and/or joint Covered Persons. However, civil union partners are treated differently from persons who are recognized as spouses under the federal tax law and this affects how long Lifetime Plus Payments continue. Upon the death of one federally recognized spouse, the survivor can continue the Contract and lifetime payments also continue if the survivor is a Covered Person. This type of continuation is not allowed for a surviving civil union partner under the federal tax law with the following exception. If the Contract Value reduces to zero before the one year anniversary of the first civil union partner’s death, lifetime payments can continue if the survivor is a Covered Person and the survivor chooses not to take the death benefit. If instead the Contract Value is positive at this time, or if the survivor chooses to take the death benefit, lifetime payments stop.

Allianz VisionSM Prospectus – July 22, 2013

15

PAYEE

The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.

ASSIGNMENTS, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF CONTRACT RIGHTS

You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.

You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.

Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.

An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.

NOTE IF YOU SELECT INCOME PROTECTOR:

•	An assignment does not change the Covered Person(s).

•	For riders issued in California, Florida, Ohio, Oregon, New Jersey, Texas and Wisconsin: We cannot restrict assignments.

•
For riders issued in states other than California or New Jersey: Following an assignment or change of ownership/Annuitant/Beneficiary, if all Covered Persons no longer have the required relationship as stated under “Covered Person(s)” in this section (Owner, Annuitant or sole Beneficiary) Income Protector and any Lifetime Plus Payments end. Any existing Contract assignment must be removed before you begin receiving Lifetime Plus Payments. We may make exceptions to the removal of a Contract assignment in order to comply with applicable law. This means that Lifetime Plus Payments may end even if the Covered Person is still alive.

•
For riders issued in California and New Jersey: Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), we pay any applicable death benefit and the Accumulation Phase and any Lifetime Plus Payments end. Following an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Protector and any Lifetime Plus Payments end based on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual) or last surviving Covered Person. However, upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse continues the Contract, the Income Protector and any Lifetime Plus Payments end based on the earlier of the date of death of the surviving spouse or last surviving Covered Person. For riders issued in New Jersey involving civil union partners, benefits and lifetime payments may end even earlier because contract continuation is not allowed for a surviving civil union partner.  This means that Lifetime Plus Payments may end even if the Covered Person is still alive.

Allianz VisionSM Prospectus – July 22, 2013

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3.	PURCHASING THE CONTRACT

PURCHASE REQUIREMENTS

We no longer accept additional Purchase Payments for Contracts issued before August 17, 2009 in all states except Connecticut, Florida, and New Jersey.

The additional Purchase Payment requirements for Contracts issued on or after August 17, 2009, and for Contracts issued in Connecticut, Florida, and New Jersey are as follows.

•	If you do not have Income Protector or Investment Protector, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.

•
If you have Income Protector or Investment Protector, we restrict additional Purchase Payments. Each rider year that we allow additional payments you cannot add more than your initial amount without our prior approval. If you select Income Protector, we do not allow additional payments on or after the date Lifetime Plus Payments begin (Benefit Date). If you select Investment Protector we do not allow additional payments on or after the third rider anniversary.

Your initial amount is all Purchase Payments received before the first Quarterly Anniversary of the first Contract Year. A Contract Year is a period of twelve months beginning on the Issue Date or any subsequent Contract Anniversary. If your benefit is effective on the Issue Date, we allow you to add up to the initial amount in the remainder of the first Contract Year (the first Quarterly Anniversary to the last Business Day before the first Contract Anniversary).

If you remove Income Protector or Investment Protector, these restrictions no longer apply.

•	We do not accept additional Purchase Payments on or after the Income Date that you take a Full Annuitization.

•	The maximum total Purchase Payments we accept without our prior approval is $1 million including amounts already invested in other Allianz Life variable annuities.

We may, at our sole discretion, waive the minimum Purchase Payment requirements.

If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes.

If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it. A Purchase Payment is “received” when it arrives at the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted them. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus, which may delay processing.

For Contracts issued on or after August 17, 2009, we may terminate your ability to make additional Purchase Payments because we reserve the right to decline any or all Purchase Payments at any time on a non-discriminatory basis. This applies to Contracts issued in all states except Connecticut, Florida and New Jersey. If mandated under applicable law, we may be required to reject a Purchase Payment. If we exercise our right to no longer allow additional Purchase Payments this may limit your ability to fund your Contract’s guaranteed benefits such as Income Protector’s Benefit Base, Investment Protector’s Target Value or the Quarterly Value Death Benefit’s Quarterly Anniversary Value.

NOTE:
•	For Contracts issued in Mississippi: We do not accept additional Purchase Payments on or after the first Contract Anniversary.

•
For Contracts issued in Massachusetts: If you select Investment Protector we do not accept additional Purchase Payments on or after the third Contract Anniversary. This restriction continues to apply even if you later remove Investment Protector from your Contract. Contracts issued in Massachusetts with Investment Protector are issued as individual limited purchase payment variable deferred annuity contracts.

•	For Contracts issued in New Jersey: We can only decline an additional Purchase Payment if it would cause total Purchase Payments to be more than $1.5 million.

•	For Contracts issued in Connecticut and Florida: We can only decline a Purchase Payment if it would cause total Purchase Payments to be more than $1 million.

Allianz VisionSM Prospectus – July 22, 2013

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FAXED APPLICATIONS

We accept faxed applications, but we currently do not accept applications delivered via email or our website. It is important to verify receipt of any faxed application. We are not liable for faxed applications that we do not receive. A manually signed faxed application is considered the same as an application delivered by mail. Our fax system may not always be available; any fax system can experience outages or slowdowns and may delay fax application processing. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability. If you experience problems, please submit your written application by mail to our Service Center. We reserve the right to discontinue or modify our faxed application policy at any time and for any reason.

ALLOCATION OF PURCHASE PAYMENTS

You must allocate your money to the Investment Options in whole percentages. If you have the Bonus Option, we allocate the bonus in the same way as the corresponding Purchase Payment. Currently we allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.

You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Options do not change your future allocation instructions, or how we rebalance your Contract Value quarterly if you select Income Protector or Investment Protector. For more information, see section 5, Investment Options – Electronic Investment Option Transfer and Allocation Instructions.

You can change your future allocation instructions at any time without fee or penalty by writing to us, or electronically by telephone, fax, or website at http://www.allianzlife.com. We do not currently accept future Purchase Payment allocation instructions from you through any other form of electronic communication. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions by writing, telephone or fax, and you are participating in the automatic investment plan, dollar cost averaging program or the flexible rebalancing program, your instructions must include directions for the plan/program. Future allocation instructions that you submit on our website do not change your allocation instructions for the automatic investment plan or flexible rebalancing program. To change your allocation instructions for this plan or program, you must send us your future allocation instructions by phone, fax or mail. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.

AUTOMATIC INVESTMENT PLAN (AIP)

The AIP is no longer available to Contracts issued before August 17, 2009 in all states except Connecticut, Florida, and New Jersey.

The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the 15th of the month in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions which must comply with the allocation requirements and restrictions stated in this section, and if you select Income Protector or Investment Protector they must also comply with the allocation restrictions stated in section 11.a or section 11.b. AIP has a maximum of $1,000 per month. We must receive your request to stop or change AIP at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the Business Day we process AIP to make the change that month. If you select Income Protector or Investment Protector and/or choose to begin Annuity Payments, AIP ends automatically as follows.

•	If you begin Annuity Payments, AIP ends on the Business Day before the Income Date.

•	If you select Income Protector, AIP ends on the Benefit Date.

•	If you select Investment Protector, AIP ends on the third rider anniversary.

We reserve the right to discontinue or modify AIP at any time and for any reason.

NOTE: For Owners of Qualified Contracts, AIP is not available if your Contract is funding a plan that is tax qualified under Section 401 or 403(b) of the Internal Revenue Code.

Allianz VisionSM Prospectus – July 22, 2013

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DOLLAR COST AVERAGING (DCA) PROGRAM

The DCA program transfers Contract Value or Bonus Value (Contract Value plus any unvested bonus amounts if you select Bonus Option) monthly from the AZL Money Market Fund to your selected Investment Options. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.

You can participate in either the six- or twelve-month DCA program by completing our DCA form. You can participate in this program, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

If you choose to participate immediately in this program, we apply 100% of the initial Purchase Payment (including any applicable bonus) to the AZL Money Market Fund. If you choose to participate later, you must allocate at least $1,500 to the AZL Money Market Fund. Each month while the program is in effect, we transfer Contract Value (or Bonus Value, if applicable) applied to the DCA program from the AZL Money Market Fund according to your future Purchase Payment allocation instructions.

Information on the AZL Money Market Fund can be found in section 5, Investment Options; Appendix A – Annual Operating Expenses for Each Investment Option; and in the AZL Money Market Fund prospectus that you can obtain from your Financial Professional or us by calling the toll-free telephone number at the back of this prospectus.

We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers or your participation does not begin until next month.

Your participation ends on the earliest of the following:

•	the Benefit Date that Lifetime Plus Payments begin if you select Income Protector;

•	you request to end the program (your request must be received at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the tenth to end that month);

•	the DCA program period ends (which is either six or twelve months); or

•	your Contract ends.

If the DCA program ends at your request or because you request Lifetime Plus Payments, on the Business Day your program ends we transfer any remaining DCA program Contract Value in the AZL Money Market Fund according to your future allocation instructions.

NOTE: For Contracts with Income Protector or Investment Protector, quarterly rebalancing transfers under these benefits do not move Contract Value allocated to the DCA program into or out of the AZL Money Market Fund.

FREE LOOK/RIGHT-TO-EXAMINE PERIOD

If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). If you cancel within the allowed period, in most states we return your Contract Value as of the day we receive your cancellation request. This may be more or less than your initial Purchase Payment. If you cancel a Contract with the Bonus Option, you forfeit the entire bonus amount (see section 11.d, Bonus Option). In states that require us to return Purchase Payments less withdrawals if you cancel your Contract, we return Contract Value less withdrawal charges if greater.

IRA Qualified Contracts require us to return Purchase Payments less withdrawals in all states except Pennsylvania which requires us to return Contract Value. For IRA Qualified Contracts issued in a state that allows return of Contract Value, we return the greater of Purchase Payments less withdrawals or Contract Value. For IRA Qualified Contracts issued in a state that requires return of Purchase Payments less withdrawals, we return Contract Value less withdrawal charges if greater.

In states and IRA Qualified Contracts that require return of Purchase Payments, we reserve the right to allocate your initial Purchase Payment (and any bonus) to the AZL Money Market Fund until the free look period ends, and then re-allocate your money, less fees and charges, according to your future Purchase Payment allocation instructions. If we do this, we return the greater of Purchase Payments less withdrawals, or Contract Value. In the Contract, the free look provision is also called the right-to-examine.

NOTE FOR CONTRACTS ISSUED TO PERSONS AGES 60 OR OLDER IN CALIFORNIA: For Owners age 60 or older (or Annuitants age 60 or older for non-individually owned Contracts), we are required to allocate your money to the AZL Money Market Fund during the free look period unless you specify otherwise on the appropriate form.

Allianz VisionSM Prospectus – July 22, 2013

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4.	VALUING YOUR CONTRACT

Your Contract Value (and Bonus Value, if applicable) increases and decreases based on Purchase Payments (and any bonus), transfers, withdrawals, deduction of fees and charges, and your selected Investment Options’ performance.

We place Purchase Payments you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life Variable Account B). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount. If you request variable Annuity Payments during the Annuity Phase, we call this measurement an annuity unit.

ACCUMULATION UNITS

When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment (and any bonus) amount and daily price (accumulation unit value) for the subaccount of your selected Investment Option. A subaccount’s accumulation unit value is based on the price (net asset value) of the Investment Option. An Investment Option’s net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price.

We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount is equal to the initial Purchase Payment (and any bonus) amount allocated to a subaccount, divided by that subaccount’s accumulation unit value.

Example

•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.

•	When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for your selected Investment Option.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.

At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments (and any bonus) and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E charge reduces the accumulation unit value, not the number of accumulation units.

At the end of each Business Day for each subaccount, we multiply the accumulation unit value at the end of the prior Business Day by the percentage change in value of an Investment Option since the prior Business Day. The percentage change includes both the market performance of the Investment Option and the assessed M&E Charge.

COMPUTING CONTRACT VALUE AND BONUS VALUE

We calculate your Contract Value or Bonus Value (Contract Value plus any unvested bonus amounts) each Business Day by multiplying each subaccount’s accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. If you have a Bonus Contract, we compute your Contract Value by deducting the unvested bonus amount from the Bonus Value. Additional Purchase Payments increase your Contract Value, withdrawals and Contract charges reduce your Contract Value. Your Contract Value and Bonus Value (if applicable) on any given Business Day are determined at the end of the prior Business Day. For example, your Contract Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day.

Allianz VisionSM Prospectus – July 22, 2013

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5.	INVESTMENT OPTIONS

The following table lists this Contract’s Investment Options and their associated investment advisers and subadvisers, investment objectives, and primary investments. Depending on market conditions, you can gain or lose value by investing in the Investment Options. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Certain Investment Options listed here may not be available to you as disclosed in the list of Investment Options at the front of this prospectus.

You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. The operation of the Investment Options and their various risks and expenses are described in the Investment Options’ prospectuses. We send you the current copy of the Investment Options’ prospectus when we issue the Contract. (You can also obtain the current Investment Options’ prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.)

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken.

The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar funds’ investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.

Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a “fund of funds” and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.

The Investment Options may pay 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options’ advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options’ aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive is 0.35% annually of the average aggregate amount invested by us in the Investment Options.

The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b-1 fees or service fees to the Trust, and the Trust does not charge 12b-1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in these Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us through common ownership: Allianz Investment Management LLC, Allianz Global Investors Capital, and Pacific Investment Management Company LLC.

Allianz VisionSM Prospectus – July 22, 2013

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INVESTMENT OPTIONS

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
ALLIANZ FUND OF FUNDS
Managed by Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 65% to 85% of assets in the underlying equity index funds and 15% to 35% in the underlying bond index fund.

	AZL MVP Fusion Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Allocation among the underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Conservative Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Allocation among the underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Growth Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Allocation among the underlying investments, to achieve a range generally from 70% to 90% of assets in equity funds and approximately 10% to 30% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Allocation among the underlying investments, to achieve a range generally from 55% to 75% of assets in equity funds and approximately 25% to 45% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

Allianz VisionSM Prospectus – July 22, 2013

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	AZL MVP BlackRock Global Allocation Fund	Specialty	High total investment return
Invests primarily (approximately 80% to 100%) in the underlying AZL BlackRock Global Allocation Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Franklin Templeton Founding Strategy Plus Fund	Specialty	Long-term capital appreciation with income as a secondary goal
Invests primarily (approximately 80% to 100%) in the underlying AZL Franklin Templeton Founding Strategy Plus Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Invesco Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal. Secondary objective of long-term growth of capital
Invests primarily (approximately 80% to 100%) in the underlying AZL Invesco Equity and Income Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

BLACKROCK
Managed by Allianz Investment Management LLC/BlackRock Capital Management, Inc.	AZL BlackRock Capital Appreciation Fund	Large Growth	Long-term growth of capital	Invests at least 65% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid-size and large-size companies.
Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Match the performance of the MSCI EAFE® Index as closely as possible
Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE Index.

	AZL Mid Cap Index Fund	Mid Cap	Match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible
Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

Managed by Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests in a broad range of short-term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Money Market Fund may also become extremely low and possibly negative.

Allianz VisionSM Prospectus – July 22, 2013

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL S&P 500 Index Fund	Large Blend	Match total return of the S&P 500®	Normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.
	AZL Small Cap Stock Index Fund	Small Cap	Match performance of the S&P SmallCap 600 Index®	Invests at least 80% of its assets in investments of small capitalization companies, with market capitalizations at the time of purchase, included in the S&P SmallCap 600 Index.
Managed by BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return
Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.

COLUMBIA
Managed by Allianz Investment Management LLC/Columbia Management Investment Advisers, LLC	AZL Columbia Mid Cap Value Fund	Mid Cap	Long-term growth of capital
Invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase that the fund’s subadviser believes are undervalued and have the potential for long-term growth.

	AZL Columbia Small Cap Value Fund	Small Cap	Long-term capital appreciation
Invests at least 80% of net assets in equity securities of companies with market capitalizations in the range of the companies in the Russell 2000 Value Index® at the time of purchase that the subadviser believes are undervalued.

DAVIS
Managed by Allianz Investment Management LLC/Davis Selected Advisers, L.P.	AZL Davis New York Venture Fund	Large Value	Long-term growth of capital	Invests the majority of assets in equity securities issued by large companies with market capitalizations of at least $10 billion.
Managed by Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.
DREYFUS
Managed by Allianz Investment Management LLC/The Dreyfus Corporation	AZL Dreyfus Research Growth Fund	Large Growth	Long-term growth of capital and income
Primarily invests in common stocks of large, well-established and mature companies. Normally invests at least 80% of its net assets in stocks that are included in a widely recognized index of stock market performance. May invest in non-dividend paying companies and up to 30% of its total assets in foreign securities.

FEDERATED
Managed by Allianz Investment Management LLC/Federated Global Investment Management Corp.	AZL Federated Clover Small Value Fund	Small Cap	Capital Appreciatiion
Under normal market conditions, invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations, at the time of purchase in the range of companies included in the Russell 2000 Index.

FIDELITY
Managed by Strategic Advisers, Inc.	Fidelity VIP FundsManager 50% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 35% domestic equity funds, 15% international equity funds, 40% fixed income funds and 10% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 50% Composite Index.

	Fidelity VIP FundsManager 60% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 42% domestic equity funds, 18% international equity funds, 35% fixed income funds and 5% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 60% Composite Index.

Allianz VisionSM Prospectus – July 22, 2013

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
FRANKLIN TEMPLETON
Managed by Allianz Investment Management LLC/Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Franklin Advisers, Inc.	AZL Franklin Templeton Founding Strategy Plus Fund	Specialty	Long-term capital appreciation, with income as a secondary goal
Invests in a combination of subportfolios or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. The strategies invest primarily in U.S. and foreign equity and fixed income securities.

Managed by Franklin Advisers, Inc.	Franklin High Income Securities Fund	High-Yield Bonds	High current income with capital appreciation as a secondary goal	Invests primarily to predominantly in high yield, lower-rated debt securities (“junk bonds”) and preferred stocks.
	Franklin Income Securities Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in debt and equity securities.
Administered by Franklin Templeton Services, LLC	Franklin Templeton VIP Founding Funds Allocation Fund	Model Portfolio (Fund of Funds)	Capital appreciation with income as a secondary goal.	Invests equal portions in Class 1 shares of the Franklin Income Securities Fund, Mutual Shares Securities Fund, and Templeton Growth Securities Fund.
Managed by Franklin Advisers, Inc.	Franklin U.S. Government Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
Managed by Franklin Mutual Advisers, LLC	Mutual Shares Securities Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.
Managed by Franklin Advisers, Inc.	Templeton Global Bond Securities Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Managed by Templeton Global Advisors Limited	Templeton Growth Securities Fund	International Equity	Long-term capital growth	Normally invests primarily in equity securities of companies located anywhere in the world, including emerging markets.
GATEWAY
Managed by Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments
Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.

INVESCO
Managed by Allianz Investment Management LLC/Invesco Advisers, Inc.	AZL Invesco Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal. Secondary objective of long-term growth of capital
Invests at least 80% of its net assets in equity and income securities. Invests at least 65% of its total assets in income-producing equity securities and also invests in investment grade quality debt securities. May invest up to 15% of total assets in REITs and up to 25% ot total assets in foreign securities, including emerging market securities.

	AZL Invesco Growth and Income Fund	Large Value	Income and long-term growth of capital	Invests primarily in income-producing equity securities, including common stocks and convertible securities. May invest up to 25% of total assets in foreign securities, including emerging markets.
	AZL Invesco International Equity Fund	International	Long-term growth of capital	At least 80% of its assets in a diversified portfolio of equity securities of foreign issuers that are considered by the fund’s subadviser to have strong earnings growth.

Allianz VisionSM Prospectus – July 22, 2013

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
J.P. MORGAN
Managed by Allianz Investment Management LLC/J.P. Morgan Investment Management, Inc.	AZL JPMorgan International Opportunities Fund	International	Long term capital appreciation	Invests at least 80% of assets in a diversified portfolio of equity securities of issuers primarily from developed countries other than the U.S.
	AZL JPMorgan U.S. Equity Fund	Large Blend	High total return	Invests at least 80% of its net assets, plus any borrowings for investment purposes, primarily in equity securities of large- and medium-capitalization U.S. companies.
MFS
Managed by Allianz Investment Management LLC/Massachusetts Financial Services Company	AZL MFS Investors Trust Fund	Large Blend	Capital appreciation
Invests primarily in equity securities of companies with large capitalizations that the subadviser believes has above average earnings growth potential, are undervalued, or in a combination of growth and value companies.

	AZL MFS Value Fund	Large Value	Capital appreciation
The fund seeks capital appreciation and normally invests the Fund’s assets primarily in equity securities. MFS focuses on investing the Fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth.

MORGAN STANLEY
Managed by Allianz Investment Management LLC/Morgan Stanley Investment Management, Inc.	AZL Morgan Stanley Global Real Estate Fund	Specialty	Income and capital appreciation
Invests at least 80% of assets in equity securities of companies in the real estate industry located throughout the world, including real estate investment trusts and real estate operating companies established outside the U.S.

	AZL Morgan Stanley Mid Cap Growth Fund	Mid Cap	Capital growth	At least 80% of net assets in common stocks and other equity securities of mid capitalization growth companies, with market capitalizations within the range of the Russell Midcap Growth Index.
OPPENHEIMERFUNDS
Managed by Allianz Investment Management LLC/OppenheimerFunds, Inc.	AZL Oppenheimer Discovery Fund	Small Cap	Capital appreciation
Under normal market conditions, invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations, at the time of purchase in the range of companies included in the Russell 2000 Growth Index and that the subadviser believes to have favorable growth prospects.

PIMCO
Managed by Pacific Investment Management Company LLC	PIMCO EqS Pathfinder Portfolio	International Equity	Capital appreciation
Normally invests in equity securities, including common and preferred stock, of issuers that PIMCO believes are undervalued by the market in comparison to PIMCO’s own determination of the company’s value. May invest in securities and instruments that are economically tied to foreign countries.

	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.

Allianz VisionSM Prospectus – July 22, 2013

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.
	PIMCO VIT Global Advantage Strategy Bond Portfolio	Intermediate-Term Bonds	Total return, which exceeds that of its benchmarks, consistent with prudent investment management
At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Global Bond Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.

	PIMCO VIT Global Multi-Asset Managed Volatility Portfolio	Specialty	Maximum long-term absolute return, with explicit management of portfolio volatility
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 20% to 80% of total assets in equity-related investments. A three-step approach is used in seeking to achieve the return and volatility parameters of the investment objective.

	PIMCO VIT Global Multi-Asset Portfolio	Specialty	Maximum long-term absolute return, consistent with prudent management of portfolio volatility
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 20% to 80% of total assets in equity-related investments.

	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade, but at least Caa by Moody’s or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.

	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Unconstrained Bond Portfolio	Specialty	Maximum long-term return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
PYRAMIS
Managed by Allianz Investment Management LLC/Pyramis Global Advisors LLC	AZL Pyramis Core Bond Fund	Intermediate-Term Bond	High level of current income
Invests at least 80% of its net assets in debt securities of all types and in instruments related to such securities, such as repurchase agreements on such securities, and uses the Barclays Capital U.S. Aggregate Bond Index as a guide in structuring the Fund.

SCHRODER
Managed by Allianz Investment Management LLC/Schroder Investment Management North America Inc.	AZL Schroder Emerging Markets Equity Fund	Specialty	Capital appreciation
Invests at least 80% of its net assets in equity securities of companies that the subadviser believes to be “emerging market” issuers. May invest remainder of assets in securities of issuers located anywhere in the world.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.

TRANSFERS BETWEEN INVESTMENT OPTIONS

You can make transfers between Investment Options, subject to the following restrictions. Currently, there is no maximum number of transfers allowed, but we may change this in the future. Transfers may be subject to a transfer fee, see section 7, Expenses.

The following applies to any transfer.

•
The minimum transfer is $1,000, or the entire Investment Option amount if less. We waive this requirement under the dollar cost averaging and flexible rebalancing programs, and under the allocation and transfer restrictions for Income Protector or Investment Protector.

•	Your request for a transfer must clearly state the Investment Options involved and how much to transfer.

•
If you select Income Protector or Investment Protector, your transfer instructions must comply with the “Investment Option Allocation Restrictions and Quarterly Rebalancing” in section 11.a, Income Protector or section 11.b, Investment Protector.

•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.

•
Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value quarterly if you select Income Protector or Investment Protector. To change this quarterly rebalancing when you make a transfer, you must also change your future allocation instructions.

We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s prices.

You can request transfers in writing, or electronically by telephone, fax, or website at http:// www.allianzlife.com. We do not currently accept transfer instructions from you through any other form of electronic communication. Unless you instruct us not to, we accept transfer instructions from any Owner. We may also allow you to authorize someone else to request transfers on your behalf.

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ELECTRONIC INVESTMENT OPTION TRANSFER AND ALLOCATION INSTRUCTIONS

We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.

Please note that telephone, fax and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.

By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING

We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.

•
Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.

•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.

•	Increased brokerage and administrative expenses.

We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:

•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).

•	Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).

•
Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the AZL Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.

•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.

•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.

•	Prohibit transfers into specific Investment Options.

•	Impose other limitations or restrictions to the extent permitted by federal securities laws.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

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Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.

We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.

We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.

We cannot guarantee the following.

•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.

•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.

In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.

Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.

NOTE: This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

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We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.

FLEXIBLE REBALANCING PROGRAM

Your selected Investment Options’ performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value (and Bonus Value, if applicable) in the Investment Options on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the prior Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.

NOTE: This program is not available if you select Income Protector or Investment Protector.

FINANCIAL ADVISER FEES

If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal. For tax purposes in most instances, withdrawals are considered to come from earnings first, not Purchase Payments. If any Owner is under age 59½, withdrawals may be subject to a 10% federal penalty tax. You should consult a tax adviser regarding the tax treatment of adviser fee payments.

Your investment adviser acts on your behalf, not ours. We are not party to your advisory agreement or responsible for your adviser’s actions. We do not set your adviser’s fee or receive any part of it. Any adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your adviser about compensation they receive for this Contract.

You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review an adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.

VOTING PRIVILEGES

We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.

•
You can provide voting instructions based on the dollar value of the Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.

•	You receive proxy materials and a voting instruction form.

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6.	OUR GENERAL ACCOUNT

Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.

We do not currently offer any general account investment choices during the Accumulation Phase. Any Contract Value you apply to fixed Annuity Payments during the Annuity Phase becomes part of our general account. Any guaranteed values, such as Income Protector’s Benefit Base or Investment Protector’s Target Value, that are greater than Contract Value are subject to our claims paying ability and the priority rights of our other creditors.

7.	EXPENSES

Contract fees and expenses reduce your investment return and are described here in detail.

MORTALITY AND EXPENSE RISK (M&E) CHARGE

We calculate and accrue the M&E charge at an annualized rate of the Investment Options’ net asset value on each Business Day during the Accumulation Phase as follows.

Mortality and Expense Risk (M&E) Charge (as a percentage of each Investment Options’ net asset value)
Base Contract without optional benefits	1.40%
Base Contract with Quarterly Value Death Benefit	1.70%
Base Contract with the Short Withdrawal Charge Option	1.65%
Base Contract with the Short Withdrawal Charge Option and Quarterly Value Death Benefit	1.95%
Base Contract with the Bonus Option	1.70%
Base Contract with the Bonus Option and Quarterly Value Death Benefit	2.00%
Base Contract with the No Withdrawal Charge Option	1.75%
Base Contract with the No Withdrawal Charge Option and Quarterly Value Death Benefit	2.05%
If you select variable Annuity Payments during the Annuity Phase the M&E charge is 1.70% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts. The M&E charge reduces the net asset value that we use to calculate each subaccount’s accumulation unit value during the Accumulation Phase, or each subaccount’s annuity unit value during the Annuity Phase. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 4, Valuing Your Contract and in the Accumulation Unit Value section of the SAI. For more information on Annuity Payments, see the Annuity Payments section of the SAI.

The Contract allows Partial Annuitization. It is possible for part of your Contract to be in the Accumulation Phase with one M&E charge while another part is in the Annuity Phase with a different M&E charge. For example, if you select the Base Contract with Quarterly Value Death Benefit and request a variable Partial Annuitization, we reduce your accumulation unit value for the 1.70% M&E charge and we reduce your annuity unit value for the 1.40% M&E charge. For more information, see section 9, The Annuity Phase – Partial Annuitization.

The M&E charge compensates us for all your Contract’s benefits, including our contractual obligation to make Annuity Payments, certain Contract expenses, and assuming the expense risk that the current charges are less than future Contract administration costs. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.

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RIDER CHARGE

If you select Income Protector or Investment Protector, we deduct a rider charge from your Contract Value (and Bonus Value, if applicable) during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Benefit Base under Income Protector, or as a percentage of the Target Value under Investment Protector.

We begin calculating and accruing the daily rider charge amount on the day after the Rider Effective Date. We deduct the rider charge for each quarter at the end of the last Business Day before each Quarterly Anniversary with the following exceptions.

•	If you withdraw the total Contract Value, we deduct the final rider charge (the total of all daily rider charges we calculated for the current Contract quarter) before processing the withdrawal.

•	If your Contract ends due to death, we deduct the final rider charge before calculating the death benefit.

	Rider Charge
	Maximum	Minimum	Current
Income Protector(1) Single Lifetime Plus Payments (as a percentage of the Benefit Base) Joint Lifetime Plus Payments (as a percentage of the Benefit Base)	2.50% 2.75%	0.50% 0.50%	1.20% 1.20%
Investment Protector (as a percentage of the Target Value)	2.50%	0.35%	0.95%
(1)
If you select the Charge Lock Option rider, Income Protector’s rider charge is fixed at the rate in effect on the Charge Lock Date. You will continue to pay the rider charge after the Charge Lock Date as long as Income Protector is in effect.

For information on how we calculate the Benefit Base, see section 11.a, Income Protector – Benefit Base. For information on how we calculate the Target Value, see section 11.b, Investment Protector – Target Value.

We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge for Income Protector more than 0.50%, and for Investment Protector more than 0.35%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. Alternatively, if you have Income Protector, you can instead reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. The Charge Lock Option rider allows you to keep your benefit at the current rider charge, but with reduced guaranteed values and payments, and no opportunity for future payment increases. The Charge Lock Option rider for Income Protector is discussed in section 11.a.

We deduct the rider charge on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable). We deduct the rider charge from the Contract Value on each Quarterly Anniversary before we use that Contract Value to compute any of your Contract’s guaranteed values, but we do not treat the deduction of the rider charge as a withdrawal when computing these guaranteed values. Guaranteed values include Income Protector’s Benefit Base, Investment Protector’s Target Value, and Quarterly Value Death Benefit’s Quarterly Anniversary Value (see section 11.c). If on a Quarterly Anniversary the Contract Value at the end of the prior Business Day is less than the rider charge, we deduct your total remaining Contract Value to cover the final rider charge and reduce your Contract Value to zero. If the deduction of the final rider charge eliminates your Contract Value, it does not end your Contract, selected benefit, or any Lifetime Plus Payments, although we no longer assess or deduct the rider charge.

Changes to the Benefit Base or Target Value change the rider charge amount. For example, under Income Protector, if you receive an annual Lifetime Plus Payment increase because the Contract Value increased, both your Benefit Base and daily rider charge amount also increase. Similarly, an Excess Withdrawal decreases both your Benefit Base and daily rider charge amount.

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This fee compensates us for the benefits provided by Income Protector or Investment Protector, including your benefit’s guarantees. If the rider charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.

NOTE FOR CONTRACTS WITH INCOME PROTECTOR:

•
Selecting the Charge Lock Option rider may reduce your Income Protector benefits significantly, and you may be better off either accepting a rider charge increase, or removing Income Protector from your Contract. If you select the Charge Lock Option rider your Contract Value will continue to fluctuate with Investment Option performance after the Charge Lock Date. The Charge Lock Option rider may not be available in all states or through all broker dealers. You should consult with your Financial Professional before selecting the Charge Lock Option rider.

•	For Charge Lock Option riders issued in all states except Pennsylvania: Once you select the Charge Lock Option rider, you cannot later remove it from your Contract.

•
For Charge Lock Option riders issued in Pennsylvania: If you change your mind about having the Charge Lock Option rider, you can return the rider within ten days after receiving it and we treat it as if it had never been issued. If you return the Charge Lock Option rider this means we will increase your rider charge, but we will not reduce your guaranteed values or payments.

CONTRACT MAINTENANCE CHARGE

Your annual contract maintenance charge is $50. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:

•
During the Accumulation Phase for all your Vision Contracts if the total Contract Value (or Bonus Value, if applicable) is at least $100,000 at the time we are to deduct the charge. We determine the total Contract Value (or Bonus Value, if applicable) for all individually owned Vision Contracts by using the Owner’s social security number, and for non-individually owned Vision Contracts we use the Annuitant’s social security number.

•	During the Annuity Phase if the Contract Value on the Income Date is at least $100,000.

•	When paying death benefits under death benefit payment options A, B, or C.

During the Accumulation Phase, we deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable) determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. The contract maintenance charge does not decrease guaranteed values; it only decreases the Contract Value used to calculate any potential increases to guaranteed values.

WITHDRAWAL CHARGE

You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any Purchase Payment withdrawn (excluding any penalty-free withdrawals), and less any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay other Contract charges.

You are not subject to a withdrawal charge if you select the No Withdrawal Charge Option. We also do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges, other than the withdrawal charge. However, any amounts used to pay a withdrawal charge are subject to a withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: withdrawals under the free withdrawal privilege and waiver of withdrawal charge benefit; payments under our minimum distribution program; Annuity Payments; and Lifetime Plus Payments.

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For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.

1.
First we withdraw from Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, on a Base Contract, Purchase Payments we have had for seven or more complete years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.

2.
Then, if this is a partial withdrawal, we withdraw from the free withdrawal privilege (see section 8, Access to Your Money – Free Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.

3.
Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.

4.
Finally we withdraw any Contract earnings. Bonuses (if applicable) and earnings on them are considered Contract earnings for withdrawal charge purposes. This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.

The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.

Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount(1)
	Base Contract(2)	Bonus Option(3)	Short Withdrawal Charge Option	No Withdrawal Charge Option
0	8.5%	8.5%	8.5%	0%
1	8.5%	8.5%	7.5%	0%
2	7.5%	8.5%	5.5%	0%
3	6.5%	8%	3%	0%
4	5%	7%	0%	0%
5	4%	6%	0%	0%
6	3%	5%	0%	0%
7	0%	4%	0%	0%
8	0%	3%	0%	0%
9 years or more	0%	0%	0%	0%
(1)	For Contracts issued in Florida on or after January 1, 2011, the total withdrawal charge on a partial or full withdrawal cannot be greater than 10% of the Contract Value withdrawn.

(2)	In Mississippi, the withdrawal charge is 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3%, and 0% for the time periods referenced.

(3)
In Connecticut, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. In Mississippi, the withdrawal charge is 8%, 8%, 8%, 8%, 7%, 6%, 5%, 3.5%, 1.5% and 0% for the time periods referenced.

Upon a full withdrawal, we first deduct any applicable contract maintenance charge and rider charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value (and Bonus Value, if applicable). We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Options. If a partial withdrawal occurs on a day that we also assess the rider charge and/or contract maintenance charge, we assess these charges in this order after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.

The withdrawal charge compensates us for expenses associated with selling the Contract.

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Example: You make an initial Purchase Payment of $30,000 on a Base Contract and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a $52,000 withdrawal. We withdraw money and compute the withdrawal charge as follows.

1)	Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period, so this does not apply.

2)
Amounts available under the free withdrawal privilege. You did not take any other withdrawals this year, so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.

3)
Purchase Payments on a FIFO basis. The total amount we withdraw from the first Purchase Payment is $30,000, which is subject to a 7.5% withdrawal charge, and you receive $27,750. We determine this amount as follows:

(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or:

$30,000 x 0.925 = $27,750.

Next we withdraw from the second Purchase Payment. So far, you received $39,750 ($12,000 under the free withdrawal privilege and $27,750 from the first Purchase Payment), so we withdraw $12,250 from the second Purchase Payment to equal the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and its withdrawal charge as follows:

(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or:

$12,250 ÷ 0.915 = $13,388

4)	Contract earnings. We already withdrew your requested amount, so this does not apply.

In total we withdrew $55,388 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,388.

Reduction or Elimination of the Withdrawal Charge

We may reduce or eliminate the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if a large group of individuals purchases Contracts or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge when a Contract is sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waives their commission. We must pre-approve any withdrawal charge reduction or elimination.

NOTE:

•
Because we do not reduce the Withdrawal Charge Basis for penalty-free withdrawals or the deduction of other Contract charges, we may assess a withdrawal charge on more than the amount you are withdrawing upon a full withdrawal of the total Contract Value. Also, upon full withdrawal, if the Contract Value has declined due to poor performance, the withdrawal charge may be greater than the total Contract Value and you will not receive any money.

•
Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% federal penalty tax. For tax purposes in most instances, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.

•	Partial Annuitizations reduce each Purchase Payment and the Withdrawal Charge Basis proportionately by the percentage of Contract Value you annuitize.

•	For Contracts issued in Washington: Penalty-free withdrawals reduce the Withdrawal Charge Basis. It is equal to total Purchase Payments less any withdrawals (including any withdrawal charges).

•	For Contracts issued in Florida on or after January 1, 2011: The withdrawal charge cannot exceed 10% of the Contract Value withdrawn.

Allianz VisionSM Prospectus – July 22, 2013

36

TRANSFER FEE

The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, flexible rebalancing transfers, or quarterly rebalancing transfers under Income Protector or Investment Protector.

Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct this fee on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable) determined at the end of the Business Day that we process the transfer request. If you are transferring from multiple Investment Options, we deduct this fee proportionately from the Investment Options from which the transfer is made. If you transfer the total amount in an Investment Option, we deduct a transfer fee from the amount transferred. We deduct this fee before we use the Contract Value to compute any of your Contract’s guaranteed values, but this fee does not decrease these guaranteed values on a dollar for dollar basis. We do not treat the deduction of the transfer fee as a withdrawal when computing any of your Contract’s guaranteed values.

PREMIUM TAX

Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAX

Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.

INVESTMENT OPTION EXPENSES

The Investment Options’ assets are subject to operating expenses (including management fees). These expenses are described in the Fee Tables, Appendix A, and in the Investment Options’ prospectuses. These expenses reduce the Investment Options’ performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options’ investment advisers provided us with the expense information in this prospectus and we did not independently verify it.

8.	ACCESS TO YOUR MONEY

The money in your Contract is available under the following circumstances:

•	by withdrawing your Contract Value;

•	by withdrawing the Target Value on the last Business Day before each Target Value Date (if you select Investment Protector);

•	by taking Lifetime Plus Payments (if you select Income Protector);

•	by taking required minimum distributions (Qualified Contracts only) as discussed in “Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” later in this section;

•	by taking Annuity Payments; or

•	when we pay a death benefit.

You can take withdrawals from any part of the Contract that is in the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day receives the next Business Day’s values.

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.** We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.

*	Does not apply to Lifetime Plus Payments, systematic withdrawals, or required minimum distributions.

**	Does not apply to Lifetime Plus Payments.

Allianz VisionSM Prospectus – July 22, 2013

37

We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. If you select Income Protector or Investment Protector and take a partial withdrawal from specific Investment Options, the benefit’s quarterly rebalancing feature moves money back into those Investment Options at the end of the quarter unless you also change your future Purchase Payment allocation instructions.

If you select the Bonus Option and you have multiple bonuses, we reduce the oldest unvested bonus first (see section 11.e, Bonus Option). Partial withdrawals in excess of the free withdrawal privilege reduce unvested bonus amounts by the percentage of the Contract Value withdrawn, as shown in the following example.

When you take a full withdrawal, we process your request on the Business Day we receive it in Good Order at our Service Center as follows:

•	total Contract Value determined at the end of the day,

•	less any final rider charge if you selected Income Protector or Investment Protector,

•	less any withdrawal charge, and

•	less any contract maintenance charge.

See the Fee Tables and section 7, Expenses for a discussion of these charges.

We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).

NOTE:

•	Ordinary income taxes and tax penalties may apply to any withdrawal you take.

•
We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Money Market Fund subaccount until the fund is liquidated.

•
For Contracts with Investment Protector: The Target Value is only guaranteed to be available on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal. We notify you in writing at least 30 days in advance of your initial Target Value Date to allow you to decide if you want to take a withdrawal and/or continue your Contract until the next Target Value Date.

Allianz VisionSM Prospectus – July 22, 2013

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Example

•	You purchase a Base Contract with the Bonus Option, make an initial Purchase Payment of $100,000 and receive a $6,000 bonus.

•
You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Bonus Value is $116,600, and your free withdrawal privilege is $12,000. Your bonus is not vested.

Calculating the total withdrawal charge:
Amount requested that is subject to a withdrawal charge (amount requested minus the free withdrawal privilege)
= $50,000 – $12,000 =	$38,000.00
Divided by (1 minus the withdrawal charge percentage) = 1 – 0.085 =	÷ 0.915
Total amount subject to a withdrawal charge	$41,530.05
Total withdrawal charge (amount withdrawn minus the amount requested) = $41,530.05 – $38,000.00 =	$ 3,530.05

Reducing the Contract Value:
Contract Value on the day of (but before) the partial withdrawal	$110,600.00
Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
= $50,000.00 + $3,530.05 =	– 53,530.05
Contract Value after the partial withdrawal	$ 57,069.95

Reducing the unvested bonus:
Amount of the unvested bonus	$ 6,000.00
Multiplied by the result of the total amount withdrawn, minus the free withdrawal privilege, divided by the Contract Value on the day of (but before) the partial withdrawal
= ($53,530.05 – $12,000) / $110,600 =	x 0.375
Reduction in the unvested bonus due to the partial withdrawal (0.375 x $6,000)	$ 2,250
Unvested bonus after the partial withdrawal = $6,000 – $2,250 =	$ 3,750
FREE WITHDRAWAL PRIVILEGE

Each Contract Year, you can withdraw up to 12% of your total Purchase Payments without incurring a withdrawal charge (the free withdrawal privilege). Any unused free withdrawal privilege in one Contract Year is not added to the amount available next year. Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your free withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your free withdrawal privilege.

NOTE: The free withdrawal privilege is not available upon a full withdrawal (except for Contracts issued in Washington), or while you are receiving Lifetime Plus Payments.

SYSTEMATIC WITHDRAWAL PROGRAM

If your Contract Value is at least $25,000, the systematic withdrawal program can provide automatic withdrawal payments to you. You can request to receive these withdrawal payments monthly, quarterly, semi-annually or annually. There is no minimum or maximum on the amount you can withdraw under this program. During the withdrawal charge period (if applicable), systematic withdrawals in excess of the free withdrawal privilege are subject to a withdrawal charge. We make systematic withdrawals on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.

NOTE:

•     Ordinary income taxes and tax penalties may apply to systematic withdrawals.

•	The systematic withdrawal program is not available while you are receiving required minimum distribution payments or Lifetime Plus Payments.

Allianz VisionSM Prospectus – July 22, 2013

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MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS

If you own a Qualified Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the free withdrawal privilege amount during the Contract Year. We can make payments to you on a monthly, quarterly, semi-annual or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these payments, or your program does not begin until the next month.

Lifetime Plus Payments can also be used to satisfy your RMD needs. If you begin Lifetime Plus Payments while participating in the minimum distribution program, RMD payments stop on the Business Day immediately before the Benefit Date. You remain in the program (unless you choose to end it), and if your Lifetime Plus Payments and Excess Withdrawals taken during a calendar year do not fully satisfy your RMD, we send you an additional RMD payment to satisfy your remaining RMD needs. For more information, see the note in section 11.a, Income Protector – Calculating Your Lifetime Plus Payments.

NOTE:

•	You should consult a tax adviser before purchasing a Qualified Contract that is subject to RMD payments.

•	The minimum distribution program is not available while you are receiving systematic withdrawals.

WAIVER OF WITHDRAWAL CHARGE BENEFIT

After the first Contract Year, if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary, you can take a withdrawal and we waive the withdrawal charge. This waiver is not available if any Owner was confined to a nursing home on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts. We must receive proof of confinement in Good Order before we waive the withdrawal charge.

NOTE FOR CONTRACTS ISSUED IN:

•	Massachusetts – The waiver of withdrawal charge benefit is not available.

•	New Hampshire – The definition of nursing home is an institution operated in accordance with state law.

•
Pennsylvania – The waiver is not available if on the Issue Date, an Owner was confined to a nursing home or was already diagnosed with a terminal illness. Also, the nursing home confinement requirement is a total of 90 days within a six month period. These 90 days do not need to be consecutive.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

•	during any other period when the SEC, by order, so permits for the protection of Owners.

*	Including Lifetime Plus Payments, Excess Withdrawals and Cumulative Withdrawals.

Allianz VisionSM Prospectus – July 22, 2013

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9.	THE ANNUITY PHASE

Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can apply your Contract Value to regular periodic annuity payments (Annuity Payments). The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we pay the amount that would have been paid at the true age or gender.

CALCULATING YOUR ANNUITY PAYMENTS

We base Annuity Payments upon the following:

•	The Contract Value on the Income Date.

•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.

•	The age of the Annuitant and any joint Annuitant on the Income Date.

•	The gender of the Annuitant and any joint Annuitant where permitted.

•	The Annuity Option you select.

•	Your Contract’s mortality table.

We guarantee the dollar amount of fixed Annuity Payments and this amount does not change. Variable payments are not predetermined and the dollar amount changes with your selected Investment Options’ investment experience.

VARIABLE OR FIXED ANNUITY PAYMENTS

You can request Annuity Payments under Annuity Options 1-5 as:

•	a variable payout,

•	a fixed payout, or

•	a combination of both.

After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to variable, but you can transfer from a variable Annuity Payment stream and establish a new fixed Annuity Payment stream.

We base fixed Annuity Payments on your Contract’s interest rate and mortality table or current rates, if higher.

The dollar amount of variable Annuity Payments depends on the assumed investment rate (AIR) you select and your selected Investment Options’ performance. You can choose a 3%, 5% or 7% AIR.* Using a higher AIR results in a higher initial variable Annuity Payment, but future payments increase more slowly and decrease more rapidly. If your Investment Options’ actual performance exceeds your selected AIR, variable Annuity Payments increase. Similarly, if the actual performance is less than your selected AIR, variable Annuity Payments decrease.

*	The maximum available AIR in Florida is 4%, and in Oregon it is 5%.

If you choose a variable payout, you can invest in up to 15 Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not instruct us, we base variable Annuity Payments on your future Purchase Payment allocation instructions. Currently, we require your initial Annuity Payment to be $100 or more.

Allianz VisionSM Prospectus – July 22, 2013

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ANNUITY PAYMENT OPTIONS

You can choose one of the Annuity Options described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a guaranteed minimum period that you select.

Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select.

Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option. For variable Annuity Payments, your total refund is the sum of your selected Investment Options’ refunds. Each Investment Option’s refund is equal to the value of the difference of the annuity units applied to this Annuity Option and allocated to that Investment Option minus the total number of annuity units paid from that Investment Option. The dollar value of these annuity units fluctuates based on your selected Investment Options’ performance.

After the Annuitant’s death under Option 2, or the last surviving joint Annuitant's death under Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner’s Beneficiaries, or to the last surviving Owner’s estate if there are no remaining or named Beneficiaries.

Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.

NOTE: If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

Allianz VisionSM Prospectus – July 22, 2013

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WHEN ANNUITY PAYMENTS BEGIN

Annuity Payments begin on the Income Date. Your scheduled Income Date is the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant’s 90th birthday, or b) the tenth Contract Anniversary. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date after the Issue Date, but any such request is subject to applicable law and our approval. An earlier or later Income Date may not be available to you depending on the Financial Professional you purchase your Contract through and your state of residence. Your Income Date must be the first day of a calendar month at least two years after the Issue Date.* The Income Date cannot be later than what is permitted under applicable law. If you are required to take a Full Annuitization while you are receiving Lifetime Plus Payments as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the payments you are then receiving as described in the following note.

*	In Florida, the earliest acceptable Income Date is one year after the Issue Date.

NOTE:

•
If on the maximum permitted Income Date your Contract Value is greater than zero, you must take a Full Annuitization. We notify you of your available options in writing 60 days in advance. If you have not selected an Annuity Option, we make variable payments under Annuity Option 2 with five years of guaranteed monthly payments. Upon Full Annuitization you no longer have Contract Value, a death benefit, or any other periodic withdrawals or payments other than Annuity Payments.

•
For Contracts with Income Protector: If on the maximum permitted Income Date we require you to take a Full Annuitization and you are receiving Lifetime Plus Payments, and your Contract Value is greater than zero, we make the following guarantee if you take fixed Annuity Payments under Annuity Option 1 or 3.

For single Lifetime Plus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then your fixed Annuity Payments equals the greater of:

•	annual fixed Annuity Payments under Annuity Option 1 based on the Contract Value; or

•	the current annual maximum Lifetime Plus Payment available to you.

For joint Lifetime Plus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then your fixed Annuity Payments equals the greater of:

•	annual fixed Annuity Payments under Annuity Option 3 based on the Contract Value; or

•	the current annual maximum Lifetime Plus Payment available to you.

However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply.

PARTIAL ANNUITIZATION

Only a sole Owner can take Partial Annuitizations under Annuity Options 1, 2, or 5. The Owner must be the Annuitant and we do not allow joint Annuitants. You cannot take a new Partial Annuitization while receiving Lifetime Plus Payments. We allow you to annuitize less than your total Contract Value in a Partial Annuitization. If you take a Partial Annuitization, your Contract is in both the Accumulation and Annuity Phases at the same time. We allow one Partial Annuitization every twelve months, up to a maximum of five. If you have four Partial Annuitizations and want a fifth, you must take a Full Annuitization of the total remaining Contract Value. You cannot add Contract Value to the part of a Contract that has been partially annuitized, or transfer values that have been partially annuitized to any other part of the Contract. Partial Annuitizations are not subject to a withdrawal charge (if applicable), but they decrease the Contract Value, Withdrawal Charge Basis, death benefit, and any of your Contract’s guaranteed values.

NOTE: A recent tax law change allows a Partial Anuitization under a life Annuity Option on a Non-Qualified Contract to receive the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

Allianz VisionSM Prospectus – July 22, 2013

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10.	DEATH BENEFIT

“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.

The Base Contract provides the Traditional Death Benefit. If available, you can instead select the Quarterly Value Death Benefit at Contract issue (see section 11.c, Quarterly Value Death Benefit).

The death benefit is only available during the Accumulation Phase. If you die during the Accumulation Phase, we process the death benefit using prices determined after we receive a Valid Claim. If we receive a Valid Claim after the end of the current Business Day, we use the next Business Day’s prices.

If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share. Any part of the death benefit that is in the Investment Options remains there until distribution begins. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we no longer accept additional Purchase Payments or process transfer requests.

TRADITIONAL DEATH BENEFIT

The Traditional Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Traditional Death Benefit Value. For a sole Beneficiary, we determine the Traditional Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Traditional Death Benefit Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.

The Traditional Death Benefit Value is the total of all Purchase Payments received, reduced by the percentage of Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Lifetime Plus Payments, Excess Withdrawals, Partial Annuitizations, and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.

The Traditional Death Benefit ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the Traditional Death Benefit Value and Contract Value are both zero.

•	When the Contract ends.

NOTE:

•
For Contracts with the Bonus Option: Bonus amounts are included in the portion of the death benefit based on Contract Value, but only as the bonus vests. We do not include the bonus in the portion of the death benefit based on Purchase Payments.

•	For Contracts with Income Protector or Investment Protector: We restrict additional Purchase Payments, which limits the Traditional Death Benefit Value.

DEATH OF THE OWNER AND/OR ANNUITANT

The appendix to the Statement of Additional Information includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.

Allianz VisionSM Prospectus – July 22, 2013

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DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE

If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms.

Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. For non-individually owned Contracts, spousal continuation is only available to Qualified Contracts. Spouses must qualify as such under federal law to continue the Contract. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the guaranteed death benefit value if greater. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals if the Traditional Death Benefit applies, or the Quarterly Anniversary Value if the Quarterly Value Death Benefit applies. For Contracts with Income Protector or Investment Protector, a Contract Value increase may not increase the Benefit Base, Income Value Percentage(s), or Target Value.

If the surviving spouse continues the Contract:

•	he or she may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries; and

•	he or she is subject to any remaining withdrawal charge.

Option A: Lump sum payment of the death benefit.

Option B: Payment of the entire death benefit within five years of the date of any Owner’s death.

Option C: If the Beneficiary is an individual, payment of the death benefit as Annuity Payments under Annuity Options 1, 2 or 5 as described under “Annuity Payment Options” in section 9. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy.

Distribution must begin within one year of the date of the Owner’s death. Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.

Other rules may apply to Qualified Contracts.

Allianz VisionSM Prospectus – July 22, 2013

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11.	SELECTION OF OPTIONAL BENEFITS

Check with your Financial Professional regarding availability of optional benefits. Each optional benefit carries an additional M&E charge or a rider charge. For more information, please see the Fee Tables and section 7, Expenses.

•
Income Protector. This benefit provides guaranteed lifetime income (called Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on the Benefit Base. Income Protector allows access to both Contract Value and a death benefit for a period of time after payments begin as described in section 11.a, Income Protector.

NOTE:                  Income Protector provides no payments before age 60. If you are required to annuitize your Contract as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.

•
Investment Protector. This benefit provides a level of protection for your principal and any annual investment gains (Target Value) on a future date if you hold the Contract for the required period, as described in section 11.b, Investment Protector.

•	Quarterly Value Death Benefit. This benefit locks in any quarterly investment gains to provide an increased death benefit as described in section 11.c, Quarterly Value Death Benefit.

•
Bonus Option. This benefit provides a 6% bonus on Purchase Payments received before age 81 (subject to a three-year vesting schedule) and has a higher and longer withdrawal charge schedule as described in section 11.d, Bonus Option. Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus.

•	Short Withdrawal Charge Option. This benefit shortens the Base Contract’s withdrawal charge period from seven to four years as described in section 11.e, Short Withdrawal Charge Option.

•	No Withdrawal Charge Option. This benefit eliminates the Base Contract’s withdrawal charge as described in section 11.f, No Withdrawal Charge Option.

•	Lifetime Benefits and Target Date Benefits. These benefits are no longer available. Please see Appendix D for information on Lifetime Benefits, and Appendix E for information on Target Date Benefits.

At issue you first select one of the following: Base Contract, Bonus Option, Short Withdrawal Charge Option or No Withdrawal Charge Option. You then choose whether to add the Quarterly Value Death Benefit to your Contract. After we issue the Contract, you cannot remove the Bonus Option, Short Withdrawal Charge Option, No Withdrawal Charge Option, or Quarterly Value Death Benefit. If you selected the No Withdrawal Charge Option or Quarterly Value Death Benefit, you must also have an Additional Required Benefit (Income Protector, Investment Protector, or one of the previously available Lifetime Benefits or Target Date Benefits).

You can select either Income Protector or Investment Protector on a Quarterly Anniversary during the Accumulation Phase (if available). You cannot have more than one of these benefits at the same time. You can select Income Protector before the older Covered Person reaches age 81. You can select Investment Protector before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual).

Once selected, you can remove Income Protector or Investment Protector subject to certain restrictions (for more information see, Removing Income Protector in section 11.a, and Removing Investment Protector in section 11.b). If you selected the No Withdrawal Charge Option, you can only remove the Additional Required Benefit if we increase the rider charge (Income Protector or Investment Protector only), or if you can simultaneously replace your selected Additional Required Benefit as discussed next in this section. Removing an Additional Required Benefit because we increase the rider charge does not end the No Withdrawal Charge Option.

REPLACING OPTIONAL BENEFITS

You can replace a benefit one time as follows if you meet the age selection requirement and the new benefit is available.

•	Before the Benefit Date, replace one of the previously available Lifetime Benefits with Investment Protector if your Contract did not previously include a Target Date Benefit.

•	Replace one of the previously available Target Date Benefits with Income Protector if your Contract did not previously include a Lifetime Benefit.

•	Replace Investment Protector with Income Protector if your Contract did not previously include a Lifetime Benefit.

•	Replace Income Protector with Investment Protector if your Contract did not previously include a Target Date Benefit.

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If you replace one optional benefit with another we may require you to reallocate your Contract Value and change your future allocation instructions to comply with the replacement benefit’s Investment Option allocation and transfer restrictions.

These are the only replacements we allow. Replacements include both the simultaneous removal and addition of benefits on a Quarterly Anniversary, as well as removing one benefit on a Quarterly Anniversary and adding another benefit on a future Quarterly Anniversary. The guarantees of the new benefit may be more or less than the benefit you are replacing.

Primary Differences Between Income Protector and Investment Protector
	Income Protector	Investment Protector
What are the benefit features?	Lifetime income payments (Lifetime Plus Payments) with continued access to both Contract Value and a death benefit.	A future Contract Value guarantee (the Target Value).
On whom do we base the benefit?	The Covered Person(s), who must either be Owners, Annuitant or Beneficiaries.	The Owner (or Annuitant if Owner is a non-individual).
What are the current charges?	The current rider charge is 1.20% of the Benefit Base for single and joint Lifetime Plus Payments.	The current rider charge is 0.95% of the Target Value.
Can the rider charge increase?	Yes, on each Quarterly Anniversary up to 2.50% for single or 2.75% for joint, or we can decrease it to 0.50%. However, we cannot increase or decrease it more than 0.50% in any twelve-month period.	Yes, on each Quarterly Anniversary up to 2.50% or we can decrease it to 0.35%. However, we cannot increase or decrease it more than 0.35% in any twelve-month period.
Do we restrict additional Purchase Payments?
For Contracts issued before August  17, 2009 in all states except Connectucut, Florida, and New Jersey, we no longer accept additional Purchase Payments. For Contracts issued on or after August 17, 2009, and Contracts issued in Connectucut, Florida, and New Jersey, we do accept additional Purchase Payments before the Benefit Date. We also annually limit additional payments to all payments received in the first Contract quarter, without our prior approval.

For Contracts issued before August  17, 2009 in all states except Connectucut, Florida, and New Jersey, we no longer accept additional Purchase Payments. For Contracts issued on or after August 17, 2009, and Contracts issued in Connectucut, Florida, and New Jersey, we do accept additional Purchase Payments before the third rider anniversary. We also annually limit additional payments to all payments received in the first Contract quarter, without our prior approval.

Do we restrict allocations and transfers?	Yes, we restrict the number of Investment Options available to you, but not the amount you can allocate to any one Investment Option.	Yes, and the restrictions change over time and become more conservative.
Is there a waiting period to access the benefit?	No, if the younger Covered Person meets the minimum exercise age of 60 when you select the benefit.	The earliest available initial Target Value Date is ten years after you select the benefit (the tenth rider anniversary).
Is there a mandatory beginning date?	No, but if you do not begin Lifetime Plus Payments during the eligibility period, Income Protector ends and you will not receive any payments.	Yes. The initial Target Value Date is when the Contract Value guarantee first takes effect. Subsequent dates occur every five years.
What are the guaranteed values?
The guaranteed value is Lifetime Plus Payments, which are a percentage of the Benefit Base. The Benefit Base is based on the greater of the highest quarterly Contract Value, or quarterly simple interest applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years. Each quarter we reset the simple interest to equal the Contract Value, if greater.

The Target Value is the greater of a percentage of the highest Contract Anniversary value, or total Purchase Payments adjusted for withdrawals. It is guaranteed to be available on the last Business Day before each Target Value Date.

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11.a INCOME PROTECTOR

We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If you do not begin Lifetime Plus Payments before all Covered Persons die or are removed from the Contract, Income Protector ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Lifetime Plus Payments are available once the younger Covered Person reaches age 60 and before the older Covered Person reaches age 91. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.

There are several important points to consider before selecting Income Protector.

•	If you do not begin Lifetime Plus Payments during the eligibility period, the benefit ends and you will have paid for the benefit without receiving any of its advantages.

•	Income Protector provides no payment until the younger Covered Person is at least age 60.

•	This benefit is subject to a rider charge, as described in the Fee Tables and section 7, Expenses – Rider Charge.

•	This benefit does not create Contract Value or guarantee Investment Option performance.

•	If you have the No Withdrawal Charge Option, you can only remove Income Protector as discussed under “Removing Income Protector” below.

•
If you select this benefit, we restrict your selection of Investment Options and rebalance your Contract Value quarterly. We also restrict additional Purchase Payments and Contract Value allocations and transfers. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.

•	If you take less than the annual maximum Lifetime Plus Payment, you will not receive an annual payment increase.

Please discuss Income Protector’s appropriateness with your Financial Professional and tax adviser.

SELECTING INCOME PROTECTOR

For Contracts issued on or after April 1, 2009, you can select Income Protector on any Quarterly Anniversary if available, during the Accumulation Phase once before the older Covered Person reaches age 81. Covered Person(s) are discussed in section 2. Income Protector is not available for Contracts issued before April 1, 2009.

You can select Income Protector by completing the appropriate form. We add this benefit to your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) after we receive your request in Good Order at our Service Center, and the Rider Effective Date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary. Your Contract Value on the Rider Effective Date must be at least $10,000 (or $25,000 if you have the No Withdrawal Charge Option). You must reallocate your Contract Value and change your future allocation instructions to comply with the Investment Option allocation and transfer restrictions discussed later in this section before we add this benefit to your Contract.

NOTE:

•	You cannot have Income Protector and Investment Protector at the same time. You can only have one of these benefits.

•
For an Income Protector rider issued in Pennsylvania: If you change your mind about having Income Protector, you can return the rider within ten days after receiving it and we treat it as if it had never been issued.

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REMOVING INCOME PROTECTOR

You can remove Income Protector from your Contract while the Contract Value is positive. You cannot re-select this benefit in the future after you remove it from your Contract.

If you have the No Withdrawal Charge Option, you can only remove Income Protector if we increase the rider charge, or if you simultaneously replace it with Investment Protector. Removing Income Protector because we increase the rider charge does not end the No Withdrawal Charge Option.

You can remove Income Protector by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.

If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.

If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.

If you allocated Contract Value to Investment Options that are only available under Income Protector, you must transfer your Contract Value out of these Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.

On the rider termination date Lifetime Plus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

LIFETIME PLUS PAYMENT OVERVIEW

We base your initial Lifetime Plus Payment on the Benefit Base and payment percentage. When payments begin (on the Benefit Date), the Benefit Base is the greatest of:

•	Contract Value as of the end of the last Business Day before the Benefit Date,

•	highest Contract Value from any prior Quarterly Anniversary adjusted for subsequent withdrawals (Quarterly Anniversary Value), or

•
quarterly simple interest applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years. Each quarter we reset the simple interest value to equal the Contract Value, if greater (Annual Increase).

We determine your payment percentage by using the Annual Maximum Lifetime Plus Payment Table. We establish your Contract’s Annual Maximum Lifetime Plus Payment Table on the Rider Effective Date and we cannot reduce these payment percentages.

Annual Maximum Lifetime Plus Payment Table
Age of the Covered Person for single Lifetime Plus Payments	Annual maximum Lifetime Plus Payment percentage	Age of the younger Covered Person for joint Lifetime Plus Payments	Annual maximum Lifetime Plus Payment percentage
60 – 64	4.0%	60 – 64	3.5%
65 – 79	4.5%	65 – 79	4.0%
80+	5.5%	80+	5.0%
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Lifetime Plus Payment. If you take less than 100% of your annual maximum Lifetime Plus Payment in a Benefit Year, you are not eligible for a potential payment increase in the next Benefit Year. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your annual maximum payment does not increase just as a result of the Covered Person moving into a new age band; the result of the current Contract Value multiplied by the increased payment percentage must be greater than your current annual maximum payment for your payment to increase. For more information, see “Automatic Annual Lifetime Plus Payment Increases.”

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BENEFIT BASE

The Benefit Base determines both your rider charge and your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.

On the Rider Effective Date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greater of the Quarterly Anniversary Value or the Annual Increase. On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase your Benefit Base to equal this Contract Value if it is greater.

On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Changes in the Benefit Base also change your daily rider charge amount. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.

•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.

•
If we increase your annual maximum Lifetime Plus Payment because the current payment percentage multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 65-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 and a 4% payment percentage ($4,000 = 4% x $100,000). On the next Benefit Anniversary, assume the payment percentage increases to 4.5% based on the Covered Person’s age. At 4.5%, the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $88,912 ($88,912 x 4.5% = $4,001). Assuming the Contract Value is $88,912, the Benefit Base would then reduce from $100,000 to $88,912 and the annual maximum Lifetime Plus Payment would increase to $4,001.

QUARTERLY ANNIVERSARY VALUE

While the benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.

If the Rider Effective Date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).

At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.

ANNUAL INCREASE

While the benefit is in effect, we only calculate the Annual Increase before the Benefit Date.

On each Quarterly Anniversary during the guarantee years, we apply a simple interest increase of one-fourth of the annual increase percentage to the Purchase Payments adjusted for withdrawals (or the Contract Value on the Rider Effective Date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, not just during the guarantee years.

We establish your Contract’s number of guarantee years and annual increase percentage on the Rider Effective Date and we cannot change them. The guarantee years are the maximum number of years that you can receive simple interest increases under the Annual Increase. The number of guarantee years is 30, the annual increase percentage is 6% and the quarterly simple interest increase is 1.5%.

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If the Rider Effective Date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).

At the end of each Business Day, we adjust both the Annual Increase and Increase Base as follows.

•	We increase them by the amount of any additional Purchase Payments.

•
We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary on or before the maximum Rider Anniversary, the Annual Increase is equal to:

a + (b x (c – d))

Where:

a =	The Annual Increase at the end of the prior Business Day;

b =	The annual increase percentage we set on the Rider Effective Date divided by four (which is currently 1.5% as stated above);

c =	The Increase Base at the end of the prior Business Day; and

d =	Purchase Payments* received on or after the prior Quarterly Anniversary. If you select this benefit at issue, we exclude from “d” any Purchase Payments received before the first Quarterly Anniversary.

*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, including any withdrawal charge, for each withdrawal taken since we received that payment.

The maximum Rider Anniversary is the Quarterly Anniversary that occurs on the number of guarantee years after the Rider Effective Date. For example, if the Issue Date is June 1, 2009, the Rider Effective Date is September 1, 2009, and the number of guarantee years is 30 years, then the maximum Rider Anniversary is September 1, 2039.

We then compare this Annual Increase to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase both the Annual Increase and the Increase Base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the Annual Increase.

NOTE: For Contracts with the Bonus Option, unvested bonus amounts are not included in the Quarterly Anniversary Value, Annual Increase, Increase Base or the Contract Value.

REQUESTING LIFETIME PLUS PAYMENTS

You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the minimum exercise age, or once the older Covered Person reaches age 91. We establish your Contract’s minimum exercise age on the Rider Effective Date and we cannot increase it. The minimum exercise age is 60.

We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.

If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.

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Once Lifetime Plus Payments begin:

•	You cannot take new Partial Annuitizations.

•	You cannot make additional Purchase Payments, therefore the Traditional Death Benefit Value (if applicable) no longer increases.

•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.

•	The free withdrawal privilege is not available.

•	You can only remove Income Protector while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.

•	In most states, you can only change the Owner if you selected joint Lifetime Plus Payments and:

–	an Owner dies and the spouse continues the Contract, or

–
you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner. In Florida, Ohio, Oregon, or Wisconsin we cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.

•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.

•	If you have the Quarterly Value Death Benefit, its additional M&E charge continues until that benefit ends.

•	If you take a Full Annuitization, Lifetime Plus Payments stop and Income Protector ends.

•
The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Lifetime Plus Payment, Excess Withdrawal, and any Contract charges we deduct.

•
Lifetime Plus Payments do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Lifetime Plus Payments stop and Income Protector ends.

•
Each Lifetime Plus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).

•
Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.

•
We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base.

NOTE: If the older Covered Person is age 80 on the Rider Effective Date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Annual Increase.

CALCULATING YOUR LIFETIME PLUS PAYMENTS

The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the current payment percentage, determined by using the Annual Maximum Lifetime Plus Payment Table (see “Lifetime Plus Payment Overview”). On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a 4% initial payment percentage, if you take withdrawals that reduce the Benefit Base to less than $2,200, this would result in an initial Lifetime Plus Payment of less than $100.

You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.

You can change your payment frequency once each Benefit Year while your Contract Value is positive. A Benefit Year is a period of twelve months beginning on the Benefit Date or any subsequent Benefit Anniversary. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.

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The annual maximum Lifetime Plus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Lifetime Plus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.

If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.

Once Lifetime Plus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization you will continue to receive your maximum Lifetime Plus Payment at the previous selected payment frequency until the death of the Owner or last surviving Covered Person.

We deduct each Lifetime Plus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this section.

Excess Withdrawals

Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Lifetime Plus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Lifetime Plus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for other Contract charges.

For example, assume your annual maximum Lifetime Plus Payment is $2,000 and you take an annual actual Lifetime Plus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Lifetime Plus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Lifetime Plus Payment and the next $200 to be an Excess Withdrawal.

Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.

Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal. For each Excess Withdrawal, we reduce your annual maximum payment by the same percentage that we reduced the Benefit Base. If partial Excess Withdrawals reduce your annual maximum Lifetime Plus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.

NOTE:

•
For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

•
For required annuitization, if on the maximum permitted Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.

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AUTOMATIC ANNUAL LIFETIME PLUS PAYMENT INCREASES

We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.

•
If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year’s annual maximum payment if the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.

•	If the current payment percentage multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment.

NOTE: Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.

TAXATION OF LIFETIME PLUS PAYMENTS

We treat Lifetime Plus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.

CHARGE LOCK OPTION

If we increase Income Protector’s rider charge, you can reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. You keep Income Protector at the current rider charge, but with reduced guaranteed values, reduced Lifetime Plus Payments, and no opportunity for future payment increases.

We notify you in writing at least 30 days in advance of any increase to your rider charge. The notice will include information on the amount of increase to your rider charge, and the options available to you (accept the rider charge increase, remove Income Protector from your contract, or select the Charge Lock Option rider). If you are interested in the Charge Lock Option rider we ask you to either contact your Financial Professional or call us and we will send you the Charge Lock Option selection form and a copy of this prospectus.

After we receive your selection form in Good Order at our Service Center, the Charge Lock Option becomes effective on the Quarterly Anniversary that we are scheduled to increase the rider charge (or on the next Business Day if the Quarterly Anniversary is not a Business Day). To be in Good Order, we must receive your selection form no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary that we are to increase the rider charge. If we receive your selection form after this date and time we do not add the Charge Lock Option rider to your Contract and we increase your rider charge, but we make no other changes to your Contract. If we do not receive your selection form in time, you can either keep Income Protector at the increased rider charge, or you can make a separate request to remove it on the next Quarterly Anniversary and you will be subject to the increased rider charge until you remove Income Protector from your Contract. If you choose to keep Income Protector and we increase your rider charge in the future, the Charge Lock Option rider will again be available to you at that time, and will be based upon your then-current rider charges.

If you select the Charge Lock Option rider, Income Protector’s rider charge does not change on or after the Charge Lock Date, the Quarterly Anniversary or the next Business Day if that day is not a Business Day, that we would have otherwise increased your rider charge.

If you select the Charge Lock Option rider, you do not receive any automatic increases to your guaranteed values and payments after the Last Increase Date. We determine the Last Increase Date as follows.

If the Charge Lock Date is…	the Last Increase Date is…
on or before the Benefit Date	the Charge Lock Date
after the Benefit Date	the Benefit Anniversary that occurs on or immediately after the Charge Lock Date

Allianz VisionSM Prospectus – July 22, 2013

54

If your Last Increase Date is before the Benefit Date, we reduce Income Protector’s benefits as follows.

Quarterly Anniversary Value and Annual Increase
If your Last Increase Date is before the Benefit Date, the Annual Increase will receive 6% interest and both your Annual Increase and Quarterly Anniversary Value will lock in any higher Contract Value for the last time on your Last Increase Date. After the Last Increase Date, these values only increase or decrease if you make an additional Purchase Payment or take a withdrawal.

NOTE: If your Benefit Date is the Last Increase Date, we only calculate the Annual Increase and Quarterly Anniversary Value before the Benefit Date, so you will not receive 6% interest or lock in higher Contract Value on the Last Increase Date.

Benefit Base
Can only increase before the Benefit Date if you make an additional Purcahse Payment, or on the Benefit Date if your current Contract Value is greater than both the Quarterly Anniversary Value and Annual Increase. It decreases with each withdrawal taken before the Benefit Date and each Excess Withdrawal taken after the Benefit Date.

Annual Maximum Lifetime Plus Payment Table
We subtract 1% from all the payment percentages. So if your current payment percentage based on your age is 4% and your Benefit Base is $100,000, your available annual maximum Lifetime Plus Payment would be $4,000. If you select the Charge Lock Option rider, your new payment percentage would be 3% and your available annual maximum Lifetime Plus Payment would be $3,000, which is a loss in payment of $1,000.

Automatic annual Lifetime Plus Payment increases	Not available.
NOTE: Your Contract Value will continue to fluctuate with Investment Option performance after the Charge Lock Date.
Together, these reductions can significantly decrease the amount of Lifetime Plus Payments you receive. The Annual Maximum Lifetime Plus Payment Table is included in the “Lifetime Plus Payment Overview” discussion earlier in this section, and for older versions of Income Protector it is included in Appendix G.

If your Last Increase Date is after the Benefit Date, your Lifetime Plus Payments do not change until the next Benefit Anniversary. If your Contract Value is zero on the Last Increase Date, the Charge Lock Option rider ends and we make no change to Income Protector. If your Contract Value is positive on the Last Increase Date, we reduce your annual maximum Lifetime Plus Payments as follows.

•
First we calculate your annual maximum Lifetime Plus Payment as we do on each Benefit Anniversary making adjustments for any Excess Withdrawals you took during the prior year and applying any automatic payment increase.

•	Then we reduce this annual maximum payment by 1% using this formula:

current Benefit Base x [(current annual maximum Lifetime Plus Payment ÷ the current Benefit Base) - 1%].

•
If your reduced annual maximum Lifetime Plus Payment is $100 or more, we verify that your annual actual Lifetime Plus Payment meets our minimum requirements (it must be either zero, or $100 or more – you cannot request an actual payment of $50). If it is not, we ask you to change either the payment amount, or the frequency.

After the Last Increase Date your annual maximum Lifetime Plus Payment cannot increase, but it can decrease if you take an Excess Withdrawal.

A hypothetical example showing how Income Protector may be affected if you select the Charge Lock Option rider is provided in Appendix H.

Allianz VisionSM Prospectus – July 22, 2013

55

The Charge Lock Option rider ends on the earlier of the Business Day Income Protector ends, or the Last Increase Date if your Contract Value equals zero.

NOTE:
•	The Charge Lock Option rider may not be available in all states or through all broker dealers. For more information, please contact us or your Financial Professional.

•
If you select the Charge Lock Option rider, the reduction to Income Protector’s benefits may be significant, and you may be better off either accepting the rider charge increase, or removing Income Protector from your Contract. You should consult with your Financial Professional before selecting the Charge Lock Option rider.

•	For Charge Lock Option riders issued in all states except Pennsylvania: Once you select the Charge Lock Option rider, you cannot later remove it from your Contract.

•
For Charge Lock Option riders issued in Pennsylvania: If you change your mind about having the Charge Lock Option rider, you can return the rider within ten days after receiving it and we treat it as if it had never been issued. If you return the Charge Lock Option rider this means we will increase your rider charge, but we will not reduce your Annual Increase and/or Lifetime Plus Payments.•If you select the Charge Lock Option rider and the reduction to your payment percentage causes your annual maximum Lifetime Plus Payment to be less than $100, Income Protector ends. If this occurs on the Benefit Date, you will have paid for Income Protector without receiving any of its advantages.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under Income Protector, we restrict your Investment Option selection. By selecting this benefit, you agree to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Protector’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base.

If you select Income Protector, we currently require you to allocate your Contract Value to the Investment Options listed below.

Income Protector available Investment Options
AZL Money Market Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Allocation Fund
AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Invesco Equity and Income Fund
AZL Pyramis Core Bond Fund

Franklin Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.

While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions if they comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

Allianz VisionSM Prospectus – July 22, 2013

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WHEN INCOME PROTECTOR ENDS

Income Protector ends on the earliest of the following.

•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).

•
For riders issued in all states except California and New Jersey, the Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under “Covered Persons” in section 2.

•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.

•	The Business Day before the Income Date you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.

•
The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100. However, this does not apply if you have the Charge Lock Option rider, your Last Increase Date is the Benefit Date or a Benefit Anniversary, and on the Last Increase Date your annual maximum Lifetime Plus Payment becomes less than $100.

•
The date of death of an Owner (or Annuitant if the Owner is a non-individual). However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Protector also continues. In New Jersey, if a surviving civil union partner is the sole Beneficiary and takes the additional death benefit payment option described in the Contract, Income Protector ends on the Business Day before the Income Date.

•	The date of death of the last surviving Covered Person.

•	The Business Day the Contract ends.

NOTE FOR RIDERS ISSUED IN CALIFORNIA AND NEW JERSEY: An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Protector ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or the last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Protector ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Protector ends on the Business Day we receive his or her Valid Claim. For riders issued in New Jersey involving civil union partners, Income Protector and Lifetime Plus Payments may end even earlier because Contract continuation is not allowed for a surviving civil union partner. This means that Lifetime Plus Payments may end even if a Covered Person is still alive.

11.b INVESTMENT PROTECTOR

Investment Protector provides, during the Accumulation Phase, a level of protection for your principal and any annual investment gains through the Target Value which is available at a future point you select, called the Target Value Date. The earliest initial Target Value Date you can select is the tenth Rider Anniversary and subsequent Target Value Dates occur on every subsequent fifth Rider Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.

There are several important points to consider before selecting Investment Protector.

•	This benefit is subject to a rider charge, as described in the Fee Tables and section 7, Expenses – Rider Charge.

•	This benefit does not guarantee Investment Option performance.

•	If you have the No Withdrawal Charge Option, you can only remove Investment Protector as discussed under “Removing Investment Protector” below.

•
If you select this benefit, we restrict your selection of Investment Options and rebalance your Contract Value quarterly. We also restrict additional Purchase Payment and Contract Value allocations and transfers. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.

•	The Target Value does not lock in any Contract Value gains that occur between Rider Anniversaries.

•	The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.

Please discuss Investment Protector’s appropriateness with your Financial Professional.

Allianz VisionSM Prospectus – July 22, 2013

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SELECTING INVESTMENT PROTECTOR

For Contracts issued on or after April 1, 2009, you can select Investment Protector at issue or, if available, on any Quarterly Anniversary during the Accumulation Phase once before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual). Investment Protector is not available for Contracts issued before April 1, 2009.

You can select Investment Protector after the Issue Date by completing the appropriate form. We add this benefit to your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) after we receive your request in Good Order at our Service Center, and the Rider Effective Date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary. Your Contract Value on the Rider Effective Date must be at least $10,000 (or $25,000 if you have the No Withdrawal Charge Option). You must reallocate your Contract Value and change your future allocation instructions to comply with the Investment Option allocation and transfer restrictions discussed later in this section before we add this benefit to your Contract.

NOTE:

•	You cannot have Investment Protector and Income Protector at the same time. You can only have one of these benefits.

•	For Contracts issued in Massachusetts: Investment Protector is not available.

•
For an Investment Protector rider issued in Pennsylvania: If you change your mind about having Investment Protector, you can return the rider within ten days after receiving it and we treat it as if it had never been issued.

REMOVING INVESTMENT PROTECTOR

You can remove Investment Protector from your Contract while the Contract Value is positive. If you remove this benefit, it is not available for future selection. If you have the No Withdrawal Charge Option, you can only remove Investment Protector if we increase the rider charge, or if you simultaneously replace it with Income Protector. Removing Investment Protector because we increase the rider charge does not end the No Withdrawal Charge Option.

You can remove Investment Protector by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.

If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.

If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.

On the rider termination date we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

TARGET VALUE DATES

Investment Protector guarantees that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this section). You select the initial Target Value Date when you select this benefit. The earliest available initial Target Value Date is the tenth Rider Anniversary, and the latest date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). Subsequent Target Value Dates occur on every fifth Rider Anniversary after the initial Target Value Date while this benefit is in effect.

For example, you purchase a Contract as the sole Owner on September 1, 2009 and you are age 70. You select Investment Protector on the first Quarterly Anniversary, December 1, 2009 and you are still age 70. The earliest available initial Target Value Date is December 1, 2019 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2019), subsequent Target Value Dates would occur on December 1st in 2024, 2029, 2034, etc.

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At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals the Target Value. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and penalty tax.

We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.

Initial Target Value Date Resets

After the Rider Effective Date, you can reset the initial Target Value Date before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is ten Rider Anniversaries after we process your request, and the latest available date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request.

Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payments allocation instructions and they must comply with the current maximum allowable allocations.

TARGET VALUE

The Target Value determines both your rider charge and if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while the benefit is in effect.

On each Business Day, the Target Value is equal to the greater of the result of the Rider Anniversary Value multiplied by the guarantee percentage of 100% or one of the following. We establish your Contract’s guarantee percentage on the Rider Effective Date and we cannot change it.

•	If you select the benefit at issue, total Purchase Payments reduced by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.

•
If you select the benefit after issue, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the Rider Effective Date, plus all Purchase Payments received on or after the Rider Effective Date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the Rider Effective Date.

•
If you reset the initial Target Value Date, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the reset date, plus all Purchase Payments received on or after the reset date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the reset date.

Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

The Rider Anniversary Value is initially equal to the Contract Value determined at the end of the last Business Day before Rider Effective Date (after the deduction of all Contract fees and expenses).

Allianz VisionSM Prospectus – July 22, 2013

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At the end of each Business Day, we adjust the Rider Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Rider Anniversary, we compare the Rider Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Rider Anniversary Value to equal this Contract Value if it is greater.

NOTE: For Contracts with the Bonus Option, unvested bonus amounts are not included in the Target Value or the Contract Value.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under Investment Protector, we restrict your Investment Option selection as discussed in this section. By selecting this benefit, you agree to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Investment Protector’s guarantees. The maximum amount of Contract Value allowed in the Equity Investment Option group decreases as the number of years until your initial Target Value Date declines, and if negative Investment Option performance reduces the Contract Value in comparison to the Target Value. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.

If you select Investment Protector, we establish your Contract’s Investment Option allocation and transfer restrictions on the Rider Effective Date and we cannot change them. We may add, remove or substitute Investment Options from the groups discussed in this section. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from the Equity group to the Fixed Income group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send you written notice 30 days before the removal or substitution date.

These are the current Investment Option groups.

TABLE 1: Investment Protector Investment Option Groups
Equity Group
AZL Balanced Index Strategy Fund
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Davis New York Venture Fund
AZL Dreyfus Research Growth Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL International Index Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL MFS Value Fund

AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Growth Fund
AZL MVP Fusion Moderate Fund
AZL S&P 500 Index Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income Securities Fund
Mutual Shares Securities Fund
PIMCO EqS Pathfinder Portfolio
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Multi-Asset Portfolio
Templeton Growth Securities Fund

Fixed Income Group
AZL Money Market Fund AZL Pyramis Core Bond Fund Franklin U.S. Government Fund PIMCO VIT Global Advantage Strategy Bond Portfolio PIMCO VIT High Yield Portfolio	PIMCO VIT Real Return Portfolio PIMCO VIT Total Return Portfolio PIMCO VIT Uncontstrained Bond Portfolio Templeton Global Bond Securities Fund

Allianz VisionSM Prospectus – July 22, 2013

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On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in the Equity group based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then subtract the Table 2 value from 100% to determine the minimum Contract Value required in the Fixed Income group. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in the Equity group and you must have at least 30% in the Fixed Income group.

TABLE 2 : Investment Protector
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

Allianz VisionSM Prospectus – July 22, 2013

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You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in both the Equity and Fixed Income groups. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.

If your future allocation instructions allocate 10% or less to the Investment Options in the Equity group, we rebalance according to your future allocation instructions. Otherwise, we determine your required Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows.

1.
We determine the new maximum allowed allocation for the Equity group. It is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).

2.
If your current future allocation instructions comply with this new maximum allowed allocation for the Equity group, there is no change to your future allocation instructions and we rebalance your Contract Value according to these instructions.

3.
If your current future allocation instructions are greater than the new maximum allowed allocation for the Equity group we decrease the required allocation for the Equity group to this new lower amount. We then subtract this new percentage from 100% to determine the new required minimum allocation for the Fixed Income group. Lastly we rebalance your Investment Options’ Contract Value using the formula: a x (b / c) where:

a =	The new required group allocation on the current Quarterly Anniversary.

b =	The required allocation for each Investment Option at the end of the prior Business Day.

c =	The required group allocation at the end of the prior Business Day.

We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

NOTE:

•	For Contracts with the Bonus Option, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.

•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in the Equity group by more than 15%.

•	Unless the maximum allowed allocation for the Equity group changes, the minimum required allocation for the Fixed Income group does not change.

•
We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

•	Unless you reset the initial Target Value Date, the maximum allowed in the Equity group never increases.

•
The maximum allowed allocation to the Equity group reduces with negative Investment Option performance and as the time until the initial Target Value Date decreases. If you allocate less than the maximum allowed to the Equity group, you may be subject to fewer Investment Option reallocations resulting from negative Investment Option performance.

Allianz VisionSM Prospectus – July 22, 2013

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WHEN INVESTMENT PROTECTOR ENDS

Investment Protector ends upon the earliest of the following.

•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).

•
The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse (or civil union partner for riders issued in New Jersey) elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse (or civil union partner for riders issued in New Jersey) elects to receive payout of the death benefit, then this benefit ends at the end of the Business Day we receive a Valid Claim.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•	When the Contract ends.

11.c QUARTERLY VALUE DEATH BENEFIT

We designed the Quarterly Value Death Benefit to lock in any quarterly investment gains to provide an increased death benefit for Beneficiaries. You cannot remove this benefit from your Contract. The Quarterly Value Death Benefit carries an additional M&E charge as described in the Fee Tables and section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

The Quarterly Value Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Quarterly Anniversary Value. For a sole Beneficiary, we determine the Quarterly Value Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Quarterly Anniversary Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.

The Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date.

At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations, Lifetime Plus Payments, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary before the end date, we compare the Quarterly Anniversary Value to the Contract Value, using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater. On and after the End Date, we no longer make this comparison and you will no longer receive lock ins of any quarterly investment gains.

The end date occurs on the earliest of:

•	the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or

•	the end of the Business Day we receive the first Valid Claim from any one Beneficiary.

The Quarterly Value Death Benefit ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.

•	When the Contract ends.

NOTE:

•
If you have Income Protector, your Contract Value decreases with each Lifetime Plus Payment, Excess Withdrawal, and rider charge deduction, which reduces the likelihood of locking in investment gains. Lifetime Plus Payments and Excess Withdrawals also directly reduce the Quarterly Anniversary Value.

•
For Contracts with the Bonus Option, bonus amounts are not included in the parts of the Quarterly Anniversary Value based on Purchase Payments, and are also not included in the parts of this value that are based on Contract Value until they are vested.

Allianz VisionSM Prospectus – July 22, 2013

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11.d BONUS OPTION

We designed the Bonus Option for Owners who believe the bonus’ returns are offset by this benefit’s additional costs. This benefit provides a 6% bonus on each Purchase Payment received before the older Owner reaches age 81 (or the Annuitant reaches age 81 if Owner is a non-individual), subject to a three-year vesting schedule. You cannot remove this benefit from your Contract; it ends when your Contract ends. The Bonus Option carries an additional M&E charge and is subject to a higher and longer withdrawal charge schedule as described in the Fee Tables and section 7, Expenses.

The bonus is subject to the following terms.

●
Bonus amounts are available to you as they vest. We include the bonus in any part of a guaranteed value based on Contract Value, but only as it vests. We do not include the bonus in any part of a guaranteed value based on Purchase Payments. The vesting schedule is as follows.

Number of Complete Years Since Purchase Payment Receipt	Vesting Percentage
0	0%
1	35%
2	70%
3+	100%
●	We treat all bonus amounts and their gains or losses as Contract earnings for both tax purposes and the withdrawal charge.

●	All bonus gains and losses are part of your Contract Value and are always 100% vested.

We pay all bonus amounts from the general account assets of Allianz Life.

We deduct Contract charges other than the M&E charge from the Bonus Value, which is your Contract Value plus any unvested bonus. If you cancel your Contract during the free look/right-to-examine period, or if you take a withdrawal* or Full Annuitization, or if a death benefit is payable in the first three years after we receive a Purchase Payment, you lose all or some of your bonus. We expect to profit from the Bonus Option’s additional M&E charge and withdrawal charge.

*	Including Partial Annuitizations, Lifetime Plus Payments, and Excess Withdrawals.

NOTE:

•	The bonus may be more than offset by the Bonus Option’s additional M&E charge and withdrawal charge, especially during periods of poor Investment Option performance.

•	The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit with a vesting schedule complies with IRA requirements.

11.e SHORT WITHDRAWAL CHARGE OPTION

We designed the Short Withdrawal Charge Option for Owners concerned with short-term liquidity. This benefit shortens the Base Contract’s withdrawal charge period from seven to four years. You cannot remove this benefit from your Contract; it ends when the Accumulation Phase ends. The Short Withdrawal Charge Option carries an additional M&E charge as described in the Fee Tables and section 7, Expenses.

NOTE: If you do not take a withdrawal in the fifth through seventh years after we receive a Purchase Payment, you will have paid for this benefit without receiving any of its advantages.

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11.f NO WITHDRAWAL CHARGE OPTION

We designed the No Withdrawal Charge Option for Owners concerned with short-term liquidity. This benefit eliminates the Base Contract’s withdrawal charge. You cannot remove this benefit from your Contract; it ends when the Accumulation Phase ends. This benefit carries an additional M&E charge as described in the Fee Tables and section 7, Expenses.

NOTE:

•
You must also have an Additional Required Benefit, and you can only remove the Additional Required Benefit if we increase the rider charge, or you can simultaneously replace it with another Additional Required Benefit. Removing an Additional Required Benefit because we increase the rider charge does not end the No Withdrawal Charge Option.

•	If you do not take a withdrawal in the first seven years after we receive a Purchase Payment, you will have paid for this benefit without receiving any of its advantages.

12.	TAXES

This section provides a summary explanation of the tax ramifications of purchasing a Contract. More detailed information about product taxation is contained in the Statement of Additional Information, which is available by calling the toll-free telephone number at the back of this prospectus. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.

QUALIFIED AND NON-QUALIFIED CONTRACTS

You can purchase either a Qualified Contract or a Non-Qualified Contract. A Qualified Contract is purchased pursuant to a specialized provision of the Internal Revenue Code (Code). For example, a Contract may be purchased pursuant to Section 408 of the Code as an Individual Retirement Annuity (IRA).

Qualified Contracts are subject to certain restrictions, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must be purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted once the Owner reaches age 70½.

Currently, we offer the following types of Qualified Contracts.

Type of Contract	Persons and Entities that can buy the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
Simplified Employee Pension (SEP) IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans	A qualified retirement plan is the Owner and the Annuitant must be an individual. We may determine which types of qualified retirement plans are eligible to purchase this Contract.
If you purchase a Qualified Contract, you already receive the benefit of tax deferral through the qualified plan, and so you should purchase this Contract for purposes other than tax deferral.

You can instead purchase a Non-Qualified Contract, which is not qualified pursuant to a specialized provision of the Code. There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.

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TAXATION OF ANNUITY CONTRACTS

The Contract has the following tax characteristics.

•	Taxes on earnings are deferred until you take money out.

•
When you take money out of a Non-Qualified Contract, earnings are generally subject to federal income tax and applicable state income tax. All pre-tax funds distributed from Qualified Contracts are subject to federal and state income tax, but qualified distributions from Roth IRA Contracts are not subject to federal income tax. This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.

•	Taxable distributions are subject to an ordinary income tax rate, rather than a capital gains rate.

•
Beginning in 2013, distributions from Non-Qualified Contracts will be considered investment income for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

•
If you take partial withdrawals from your Non-Qualified Contract, the withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.

•
If you fully annuitize your Non-Qualified Contract and receive a stream of Annuity Payments, you receive the benefit of the exclusion ratio, and each Annuity Payment you receive is treated partly as taxable earnings and partly as a non-taxable return of Purchase Payments.

•	If you take partial withdrawals or annuitize a Qualified Contract, you will be responsible for determining what portion, if any, of the distribution consists of after-fax funds.

•	Lifetime Plus Payments are taxed as partial withdrawals.

•
If you take out earnings before age 59½, you may be subject to a federal 10% penalty tax, unless you take a lifetime annuitization of your Contract or you take money out in a stream of substantially equal payments over your expected life in accordance with the requirements of the Code.

•	A pledge or assignment of a Contract may be treated as a taxable event. You should discuss any pledge or assignment of a Contract with your tax adviser.

•
If you purchase multiple non-qualified deferred annuity contracts from an affiliated group of companies in one calendar year, these contracts are treated as one contract for purposes of determining the tax consequences of any distribution.

•
Death benefit proceeds from Non-Qualified Contracts are taxable to the beneficiary as ordinary income to the extent of any earnings. Death benefit proceeds must be paid out in accordance with the requirements of the Code. Federally recognized spouses are given specialized treatment in receipt of payments.

•
Depending upon the type of Qualified Contract you own, required minimum distributions (RMDs) must be satisfied when you reach a certain age. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.

•
When you take money out of a Contract, we may deduct premium tax that we pay on your Contract. This tax varies from 0% to 3.5%, depending on your state. Currently, we pay this tax and do not pass it on to you.

TAXATION OF LIFETIME PLUS PAYMENTS

We treat Lifetime Plus Payments as withdrawals for tax purposes. This means that, for Non-Qualified Contracts in most instances, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total Lifetime Plus Payment is most likely subject to ordinary income tax. If you are taking withdrawals from the Contract to satisfy the requirements for substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code and you begin Lifetime Plus Payments before the required series of withdrawals is complete, you may incur additional penalties, including a 10% federal penalty tax.

Allianz VisionSM Prospectus – July 22, 2013

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TAX-FREE SECTION 1035 EXCHANGES

Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	unless you have the No Withdrawal Charge Option, there is a new withdrawal charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different, and

•	you no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

13.	OTHER INFORMATION

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities and individual life insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT

We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.

If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with Allianz Life Financial for the distribution of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf.

Allianz VisionSM Prospectus – July 22, 2013

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We may fund Allianz Life Financial’s operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Financial Professionals and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their Financial Professionals. The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your purchase of a Contract.

We intend to recover commissions and other expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

Broker-dealers and their Financial Professionals and managers involved in sales of the Contracts may receive payments from us for administrative and other services that do not directly involve the sale of the Contracts, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

In certain instances, we and/or Allianz Life Financial may make payments to a broker/dealer for inclusion of this Contract in its list of products that it offers for sale.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:

•	marketing services and increased access to their Financial Professionals;

•	sales promotions relating to the Contracts;

•	costs associated with sales conferences and educational seminars;

•	the cost of client meetings and presentations; and

•	other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.

Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

The Investment Options may assess a Rule 12b-1 fee. These fees are paid to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These fees typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year.

In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to Allianz Life Financial or its affiliates.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

Allianz VisionSM Prospectus – July 22, 2013

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ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER

The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. Our Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:

•	issuance and maintenance of the Contracts,

•	maintenance of Owner records,

•	processing and mailing of account statements and other mailings to Owners, and

•	routine customer service including:

–	responding to Owner correspondence and inquiries,

–	processing of Contract changes,

–	processing withdrawal requests (both partial and total) and

–	processing annuitization requests.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial’s ability to perform its obligations.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in Part C of the Registration Statement.

STATUS PURSUANT TO SECURITIES EXCHANGE ACT OF 1934

Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

Allianz VisionSM Prospectus – July 22, 2013

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14.	PRIVACY AND SECURITY STATEMENT

2013
Your privacy is a high priority for Allianz Life Insurance Company of North America (Allianz). Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we maintain about you.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.

Information about you that Allianz collects

Allianz collects information about you so that we can provide you with the products and services you have requested, maintain your account, improve our services, and inform you of additional products or services that may be of interest to you. We limit the amount of your information collected to what we feel is needed for these purposes. We may collect your information from the following sources:

•
From you, either directly or through your agent. This includes information on your insurance application or other information provided during the application process or while you hold a policy with us.

•	From others, through the process of handling a claim. This may include information from medical or accident reports.

•	From your doctor or health provider. This is medical information about you, gathered with your written authorization.

•	From a consumer reporting agency such as a medical, credit, or motor vehicle report.

•
From sources using the information you provide, in order to obtain updated or additional information. An example is the U.S. Postal Service, in order to validate your current mailing address so that we may maintain records to correspond with you.

Information about you that Allianz shares

Allianz does not share information about current or former customers with anyone, except as allowed by law. “Allowed by law” means that we may share your information as follows:

•
With affiliates and service providers in order to administer or service your policy, and with research groups to conduct various studies. However, no individual is identified in any study or summary report. These companies sign a Privacy and Security Agreement with Allianz, requiring them to protect your information.

•
With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.

•	With your insurance agent and their affiliates so that they can perform services for you.

•	With medical professionals in order to process your claim.

•	With a state Department of Insurance in order to examine our records or business practices.

•	With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.

Allianz does not sell your information to anyone

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an “opt-in election,” an “opt-out election” or an authorization from you. We also do not share your information with any of our affiliated companies except to administer or service your policy.

Allianz policies and practices regarding security of your information

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We use state-of-the-art technology to secure our websites and protect the information that may be shared over these sites.

If you visit one of our websites, we may use “cookies” (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily. Refer to the Privacy link at the bottom of our website for more information on browsing privacy practices.

Your ability to access and correct your information

You have the right to access and obtain a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information. Alternately, you may also make your request through our secure website.

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Within 30 working days of our receipt of your request, your information will be available. You may see the information in person or we will send you a copy. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below, or through our secure website. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you that is obtained from a consumer reporting agency or a Department of Motor Vehicles. At your request, we will provide you with the names and addresses of these agencies so that you can contact them directly.

Montana residents: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

Notification of change

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website.

For more information or if you have questions

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Privacy Office at 800.950.5872, write us at the following address or contact us via the website.

Allianz Life Insurance Company of North America 5701 Golden Hills Drive Minneapolis, MN 55416-1297 800.950.5872 www.allianzlife.com
Allianz family of companies:
•Allianz Life Insurance Company of North America
•Allianz Life Insurance Company of New York
•Allianz Investment Management LLC
•Allianz Life Financial Services, LLC
•Questar Asset Management, Inc.
•Questar Capital Corporation

M40018 (R-12/2012)

15.	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Allianz Life…………………………………………………………….	2	Income Tax Withholding……………………………..	9
Experts…………………………………………………………………	2	Multiple Contracts…………………………………….	9
Legal Opinions………………………………………………………..	2	Partial 1035 Exchanges………………………………	9
Distributor……………………………………………………………..	2	Assignments, Pledges and Gratuitous Transfers….	9
Federal Tax Status…………………………………………………..	3	Death Benefits…………………………………………	9
Annuity Contracts in General……………………………………	3	Federal Estate Taxes…………………………………	10
Taxation of Annuities in General………………………………..	3	Generation-Skipping Transfer Tax………………….	10
Qualified Contracts……………………………………………….	4	Foreign Tax Credits…………………………………..	10
Purchasing a Qualified Contract………………………………..	5	Possible Tax Law Changes………………………….	10
Distributions Qualified Contracts………………………………..	6	Accumulation Unit Values………………………………	10
Distributions Non-Qualified Contracts………………………….	7	Annuity Payments………………………………………..	11
Required Distributions……………………………………………	7	Annuity Payment Options……………………………	11
Withholding………………………………………………………..	8	Annuity Units/Calculating Variable Annuity
Diversification……………………………………………………..	8	Payments………………………….…………….	13
Owner Control…………………………………………………….	8	Financial Statements…………………………………….	13
Contracts Owned by Non-Individuals…………………………..	8	Appendix A – Death of the Owner and/or Annuitant…	14
Annuity Purchases by Nonresident Aliens and Foreign		Appendix B – Condensed Financial Information	16
Corporations…………………………………………………...	8

Allianz VisionSM Prospectus – July 22, 2013

71

APPENDIX A – ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION

This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option’s average daily net assets for the most recent calendar year. Except for the AZL Funds and the PIMCO VIT portfolios, neither the Investment Options nor their advisers are affiliated with us. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options’ prospectuses for further information regarding the expenses you may expect to pay. Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. If these fees are deducted from Investment Option assets, they are reflected in the table below.

Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
BLACKROCK
AZL BlackRock Capital Appreciation Fund	.80	.25	–	.06	–	1.11
AZL International Index Fund	.35	.25	–	.20	–	.80
AZL Mid Cap Index Fund	.25	.25	–	.10	.02	.62
AZL Money Market Fund	.35	.25	–	.06	–	.66
AZL S&P 500 Index Fund – Class 2.17		.25	–	.09	–	.51
AZL Small Cap Stock Index Fund	.26	.25	–	.10	.04	.65
BlackRock Global Allocation V.I. Fund – Class 3.63		.25	–	.26	.01	1.15
COLUMBIA
AZL Columbia Mid Cap Value Fund	.75	.25	–	.07	–	1.07
AZL Columbia Small Cap Value Fund – Class 2.90		.25	–	.10	–	1.25
DAVIS
AZL Davis New York Venture Fund – Class 2.75		.25	–	.07	.01	1.08
Davis VA Financial Portfolio	.55	–	–	.14	–	.69
DREYFUS
AZL Dreyfus Research Growth Fund	.76	.25	–	.06	–	1.07
FEDERATED
AZL Federated Clover Small Value Fund	.75	.25	–	.07	.03	1.10
FIDELITY
Fidelity VIP FundsManager 50% Portfolio – Service Class 2.25		.25	–	–	.53	1.03
Fidelity VIP FundsManager 60% Portfolio – Service Class 2.25		.25	–	–	.63	1.13
FRANKLIN TEMPLETON
AZL Franklin Templeton Founding Strategy Plus Fund	.70	.25	–	.14	–	1.09
Franklin High Income Securites Fund – Class 2.52		.25	–	.06	–	.83
Franklin Income Securities Fund – Class 2.45		.25	–	.02	–	.72
Franklin Templeton VIP Founding Funds Allocation Fund – Class 2.00		.25	–	.11	.65	1.01
Franklin U.S. Government Fund – Class 2.47		.25	–	.03	–	.75
Mutual Shares Securities Fund – Class 2.60		.25	–	.11	–	.96
Templeton Global Bond Securities Fund – Class 2.46		.25	–	.09	–	.80
Templeton Growth Securities Fund – Class 2.74		.25	–	.04	–	1.03
GATEWAY
AZL Gateway Fund	.80	.25	–	.09	.01	1.15
INVESCO
AZL Invesco Equity and Income Fund	.75	.25	–	.07	.02	1.09
AZL Invesco Growth and Income Fund	.76	.25	–	.06	.02	1.09
AZL Invesco International Equity Fund	.90	.25	–	.10	.02	1.27
J.P. MORGAN
AZL JPMorgan International Opportunities Fund	.95	.25	–	.10	–	1.30
AZL JPMorgan U.S. Equity Fund – Class 2.80		.25	–	.07	–	1.12
MFS
AZL MFS Investors Trust Fund	.75	.25	–	.07	–	1.07
AZL MFS Value Fund	.74	.25	–	.07	–	1.06
MORGAN STANLEY
AZL Morgan Stanley Global Real Estate Fund	.90	.25	–	.16	–	1.31
AZL Morgan Stanley Mid Cap Growth Fund	.80	.25	–	.08	.01	1.14

Allianz VisionSM Prospectus – July 22, 2013
Appendix A

72

Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
OPPENHEIMERFUNDS
AZL Oppenheimer Discovery Fund	.85	.25	–	.08	–	1.18
PIMCO
PIMCO EqS Pathfinder Portfolio – Advisor Class	1.10	.25	–	.02	.03	1.40
PIMCO VIT All Asset Portfolio – Admin. Class	.425	–	.15	–	.75	1.325
PIMCO VIT CommodityRealReturn Strategy Portfolio – Admin. Class	.74	–	.15	.11	.14	1.14
PIMCO VIT Emerging Markets Bond Portfolio – Admin. Class	.85	–	.15	–	–	1.00
PIMCO VIT Global Advantage Strategy Bond Portfolio – Admin. Class	.75	–	.15	–	–	.90
PIMCO VIT Global Bond Portfolio (Unhedged) – Admin. Class	.75	–	.15	.01	–	.91
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio – Admin. Class	1.05	_	.15	–	.53	1.73
PIMCO VIT Global Multi-Asset Portfolio – Admin. Class	.95	–	.15	–	.55	1.65
PIMCO VIT High Yield Portfolio – Admin. Class	.60	–	.15	–	–	.75
PIMCO VIT Real Return Portfolio – Admin. Class	.50	–	.15	.05	–	.70
PIMCO VIT Total Return Portfolio – Admin. Class	.50	–	.15	–	–	.65
PIMCO VIT Unconstrained Bond Portfolio – Admin Class	.90	–	.15	–	–	1.05
PYRAMIS
AZL Pyramis Core Bond Fund	.50	.25	–	.05	.02	.82
SCHRODER
AZL Schroder Emerging Markets Equity Fund	1.23	.25	–	.20	–	1.68

This table describes, in detail, the annual expenses for each of the Allianz Fund of Funds. We show the expenses as a percentage of an Investment Option’s average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz Fund of Funds and the Allianz Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the Allianz Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

Investment Option	Management fees	Rule 12b-1 fees	Other expenses	Total	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ FUND OF FUNDS
AZL Balanced Index Strategy Fund	.05	–	.04	.09	.64	.73
AZL Growth Index Strategy Fund	.05	–	.03	.08	.62	.70
AZL MVP Fusion Balanced Fund	.20	–	.03	.23	.86	1.09
AZL MVP Fusion Conservative Fund	.20	–	.05	.25	.80	1.05
AZL MVP Fusion Growth Fund	.20	–	.03	.23	.98	1.21
AZL MVP Fusion Moderate Fund	.20	–	.03	.23	.92	1.15
AZL MVP Balanced Index Strategy Fund	.10	–	.11	.21	.66	.87
AZL MVP BlackRock Global Allocation Fund	.10	–	.04	.14	1.13	1.27
AZL MVP Franklin Templeton Founding Strategy Plus Fund	.10	–	.11	.21	1.08	1.29
AZL MVP Growth Index Strategy Fund	.10	–	.04	.14	.64	.78
AZL MVP Invesco Equity and Income Fund	.10	–	.09	.19	.98	1.17

Allianz VisionSM Prospectus – July 22, 2013
Appendix A

73

APPENDIX B – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.

Accumulation unit value (AUV) information corresponding to the lowest and highest combination of M&E charges for the Contract offered by this prospectus, as of the end of December 31, 2012, is listed in the tables below. A separate rider charge may also apply to your Contract if you select Income Protector or Investment Protector, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information (SAI), which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.

Lowest and Highest Combination of Benefit Options	M&E Charge
Allianz Vision – Base Contract	1.40%
Allianz Vision – Base Contract with No Withdrawal Charge Option and Quarterly Value Death Benefit	2.05%
(Number of Accumulation Units in thousands)

M&E Charge 1.40%				M&E Charge 2.05%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
12/31/2009	N/A	10.035	338	12/31/2009	N/A	10.022	0
12/31/2010	10.035	10.934	2326	12/31/2010	10.022	10.850	14
12/31/2011	10.934	11.042	3295	12/31/2011	10.850	10.886	14
12/31/2012	11.042	12.008	3185	12/31/2012	10.886	11.762	20
AZL BlackRock Capital Appreciation Fund
12/31/2007	N/A	13.110	84	12/31/2007	N/A	N/A	N/A
12/31/2008	13.110	8.225	144	12/31/2008	N/A	N/A	N/A
12/31/2009	8.225	10.987	266	12/31/2009	N/A	10.658	0
12/31/2010	10.987	12.914	1180	12/31/2010	10.658	12.447	3
12/31/2011	12.914	11.575	1680	12/31/2011	12.447	11.084	9
12/31/2012	11.575	12.980	1461	12/31/2012	11.084	12.348	7
AZL Columbia Mid Cap Value Fund
12/31/2007	N/A	10.319	116	12/31/2007	N/A	N/A	N/A
12/31/2008	10.319	4.869	168	12/31/2008	N/A	N/A	N/A
12/31/2009	4.869	6.352	110	12/31/2009	N/A	6.202	0
12/31/2010	6.352	7.683	482	12/31/2010	6.202	7.453	5
12/31/2011	7.683	7.306	888	12/31/2011	7.453	7.042	7
12/31/2012	7.306	8.359	789	12/31/2012	7.042	8.004	8
AZL Columbia Small Cap Value Fund
12/31/2007	N/A	12.439	55	12/31/2007	N/A	N/A	N/A
12/31/2008	12.439	8.330	57	12/31/2008	N/A	N/A	N/A
12/31/2009	8.330	10.243	19	12/31/2009	N/A	9.872	0
12/31/2010	10.243	12.719	181	12/31/2010	9.872	12.180	2
12/31/2011	12.719	11.764	248	12/31/2011	12.180	11.192	1
12/31/2012	11.764	12.891	226	12/31/2012	11.192	12.184	2
AZL Davis New York Venture Fund
12/31/2007	N/A	13.555	259	12/31/2007	N/A	N/A	N/A
12/31/2008	13.555	7.952	394	12/31/2008	N/A	N/A	N/A
12/31/2009	7.952	10.338	219	12/31/2009	N/A	9.804	0
12/31/2010	10.338	11.422	782	12/31/2010	9.804	10.762	14
12/31/2011	11.422	10.791	1055	12/31/2011	10.762	10.101	14
12/31/2012	10.791	11.951	953	12/31/2012	10.101	11.114	13

Allianz VisionSM Prospectus – July 22, 2013
Appendix B

74

M&E Charge 1.40%				M&E Charge 2.05%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Dreyfus Research Growth Fund
12/31/2007	N/A	11.526	106	12/31/2007	N/A	N/A	N/A
12/31/2008	11.526	6.634	164	12/31/2008	N/A	N/A	N/A
12/31/2009	6.634	8.816	92	12/31/2009	N/A	8.360	0
12/31/2010	8.816	10.686	206	12/31/2010	8.360	10.068	1
12/31/2011	10.686	10.201	321	12/31/2011	10.068	9.549	6
12/31/2012	10.201	11.844	302	12/31/2012	9.549	11.015	6
AZL Federated Clover Small Value Fund
12/31/2007	N/A	17.485	185	12/31/2007	N/A	N/A	N/A
12/31/2008	17.485	11.426	219	12/31/2008	N/A	N/A	N/A
12/31/2009	11.426	14.716	48	12/31/2009	N/A	14.091	0
12/31/2010	14.716	18.446	230	12/31/2010	14.091	17.548	2
12/31/2011	18.446	17.477	264	12/31/2011	17.548	16.519	3
12/31/2012	17.477	19.701	238	12/31/2012	16.519	18.499	2
AZL Franklin Templeton Founding Strategy Plus Fund
12/31/2009	N/A	10.218	321	12/31/2009	N/A	10.205	0
12/31/2010	10.218	11.085	5059	12/31/2010	10.205	11.000	32
12/31/2011	11.085	10.731	7149	12/31/2011	11.000	10.580	32
12/31/2012	10.731	12.145	6847	12/31/2012	10.580	11.896	24
AZL Gateway Fund
12/31/2010	N/A	10.102	494	12/31/2010	N/A	10.058	1
12/31/2011	10.102	10.267	855	12/31/2011	10.058	10.156	2
12/31/2012	10.267	10.544	923	12/31/2012	10.156	10.362	2
AZL Growth Index Strategy Fund
12/31/2009	N/A	10.067	385	12/31/2009	N/A	10.054	0
12/31/2010	10.067	11.259	6293	12/31/2010	10.054	11.172	69
12/31/2011	11.259	11.104	11161	12/31/2011	11.172	10.947	83
12/31/2012	11.104	12.408	11427	12/31/2012	10.947	12.153	93
AZL International Index Fund
12/31/2009	N/A	9.761	56	12/31/2009	N/A	9.748	0
12/31/2010	9.761	10.310	248	12/31/2010	9.748	10.230	1
12/31/2011	10.310	8.868	405	12/31/2011	10.230	8.743	2
12/31/2012	8.868	10.321	397	12/31/2012	8.743	10.109	0
AZL Invesco Equity and Income Fund
12/31/2007	N/A	12.832	452	12/31/2007	N/A	N/A	N/A
12/31/2008	12.832	9.627	470	12/31/2008	N/A	N/A	N/A
12/31/2009	9.627	11.662	896	12/31/2009	N/A	11.240	0
12/31/2010	11.662	12.850	4038	12/31/2010	11.240	12.305	52
12/31/2011	12.850	12.395	5493	12/31/2011	12.305	11.793	67
12/31/2012	12.395	13.678	5238	12/31/2012	11.793	12.928	65
AZL Invesco Growth and Income Fund
12/31/2007	N/A	14.291	105	12/31/2007	N/A	N/A	N/A
12/31/2008	14.291	9.462	155	12/31/2008	N/A	N/A	N/A
12/31/2009	9.462	11.537	90	12/31/2009	N/A	10.904	0
12/31/2010	11.537	12.783	276	12/31/2010	10.904	12.004	2
12/31/2011	12.783	12.361	374	12/31/2011	12.004	11.533	2
12/31/2012	12.361	13.936	322	12/31/2012	11.533	12.917	1
AZL Invesco International Equity Fund
12/31/2007	N/A	19.830	240	12/31/2007	N/A	N/A	N/A
12/31/2008	19.830	11.438	302	12/31/2008	N/A	N/A	N/A
12/31/2009	11.438	15.150	173	12/31/2009	N/A	14.412	0
12/31/2010	15.150	16.810	307	12/31/2010	14.412	15.888	0
12/31/2011	16.810	15.364	435	12/31/2011	15.888	14.428	1
12/31/2012	15.364	17.506	419	12/31/2012	14.428	16.332	1

Allianz VisionSM Prospectus – July 22, 2013
Appendix B

75

M&E Charge 1.40%				M&E Charge 2.05%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL JPMorgan International Opportunities Fund
12/31/2007	N/A	19.359	276	12/31/2007	N/A	N/A	N/A
12/31/2008	19.359	13.637	302	12/31/2008	N/A	N/A	N/A
12/31/2009	13.637	16.987	119	12/31/2009	N/A	16.265	0
12/31/2010	16.987	17.747	226	12/31/2010	16.265	16.883	0
12/31/2011	17.747	15.154	303	12/31/2011	16.883	14.323	0
12/31/2012	15.154	17.970	271	12/31/2012	14.323	16.874	1
AZL JPMorgan U.S. Equity Fund
12/31/2007	N/A	12.939	81	12/31/2007	N/A	N/A	N/A
12/31/2008	12.939	7.824	99	12/31/2008	N/A	N/A	N/A
12/31/2009	7.824	10.316	58	12/31/2009	N/A	9.943	0
12/31/2010	10.316	11.492	165	12/31/2010	9.943	11.004	3
12/31/2011	11.492	11.083	251	12/31/2011	11.004	10.545	7
12/31/2012	11.083	12.801	234	12/31/2012	10.545	12.099	5
AZL MFS Investors Trust Fund
12/31/2007	N/A	14.871	169	12/31/2007	N/A	N/A	N/A
12/31/2008	14.871	8.782	282	12/31/2008	N/A	N/A	N/A
12/31/2009	8.782	13.147	89	12/31/2009	N/A	12.754	0
12/31/2010	13.147	14.391	135	12/31/2010	12.754	13.871	3
12/31/2011	14.391	13.877	184	12/31/2011	13.871	13.289	2
12/31/2012	13.877	16.276	192	12/31/2012	13.289	15.484	1
AZL MFS Value Fund
12/31/2007	N/A	12.386	130	12/31/2007	N/A	N/A	N/A
12/31/2008	12.386	7.794	167	12/31/2008	N/A	N/A	N/A
12/31/2009	7.794	9.724	66	12/31/2009	N/A	9.191	0
12/31/2010	9.724	10.531	258	12/31/2010	9.191	9.889	22
12/31/2011	10.531	9.923	360	12/31/2011	9.889	9.258	3
12/31/2012	9.923	11.416	337	12/31/2012	9.258	10.581	1
AZL Mid Cap Index Fund
12/31/2010	N/A	10.670	266	12/31/2010	N/A	10.624	8
12/31/2011	10.670	10.278	437	12/31/2011	10.624	10.167	9
12/31/2012	10.278	11.879	406	12/31/2012	10.167	11.675	7
AZL Money Market Fund
12/31/2007	N/A	11.125	661	12/31/2007	N/A	N/A	N/A
12/31/2008	11.125	11.238	1156	12/31/2008	N/A	N/A	N/A
12/31/2009	11.238	11.106	2332	12/31/2009	N/A	10.412	12
12/31/2010	11.106	10.952	6107	12/31/2010	10.412	10.202	36
12/31/2011	10.952	10.801	2964	12/31/2011	10.202	9.995	44
12/31/2012	10.801	10.650	3164	12/31/2012	9.995	9.791	40
AZL Morgan Stanley Global Real Estate Fund
12/31/2007	N/A	10.852	194	12/31/2007	N/A	N/A	N/A
12/31/2008	10.852	5.796	287	12/31/2008	N/A	N/A	N/A
12/31/2009	5.796	8.013	82	12/31/2009	N/A	7.824	0
12/31/2010	8.013	9.550	203	12/31/2010	7.824	9.264	3
12/31/2011	9.550	8.481	279	12/31/2011	9.264	8.174	4
12/31/2012	8.481	10.860	226	12/31/2012	8.174	10.398	2
AZL Morgan Stanley Mid Cap Growth Fund
12/31/2007	N/A	16.193	253	12/31/2007	N/A	N/A	N/A
12/31/2008	16.193	8.220	403	12/31/2008	N/A	N/A	N/A
12/31/2009	8.220	12.780	116	12/31/2009	N/A	12.079	0
12/31/2010	12.780	16.698	390	12/31/2010	12.079	15.680	3
12/31/2011	16.698	15.385	536	12/31/2011	15.680	14.354	4
12/31/2012	15.385	16.438	504	12/31/2012	14.354	15.236	5

Allianz VisionSM Prospectus – July 22, 2013
Appendix B

76

M&E Charge 1.40%				M&E Charge 2.05%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Balanced Fund
12/31/2007	N/A	12.121	800	12/31/2007	N/A	N/A	N/A
12/31/2008	12.121	8.672	958	12/31/2008	N/A	N/A	N/A
12/31/2009	8.672	10.836	1224	12/31/2009	N/A	10.512	7
12/31/2010	10.836	11.868	7445	12/31/2010	10.512	11.439	30
12/31/2011	11.868	11.598	9738	12/31/2011	11.439	11.106	38
12/31/2012	11.598	12.739	9263	12/31/2012	11.106	12.119	36
AZL MVP Fusion Conservative Fund
12/31/2009	N/A	10.154	80	12/31/2009	N/A	10.141	0
12/31/2010	10.154	11.111	1982	12/31/2010	10.141	11.025	46
12/31/2011	11.111	11.027	2947	12/31/2011	11.025	10.871	49
12/31/2012	11.027	12.098	2975	12/31/2012	10.871	11.849	45
AZL MVP Fusion Growth Fund
12/31/2007	N/A	12.813	1535	12/31/2007	N/A	N/A	N/A
12/31/2008	12.813	7.715	1797	12/31/2008	N/A	N/A	N/A
12/31/2009	7.715	10.057	379	12/31/2009	N/A	9.756	0
12/31/2010	10.057	11.197	416	12/31/2010	9.756	10.792	0
12/31/2011	11.197	10.553	500	12/31/2011	10.792	10.105	0
12/31/2012	10.553	11.788	382	12/31/2012	10.105	11.214	0
AZL MVP Fusion Moderate Fund
12/31/2007	N/A	12.396	1150	12/31/2007	N/A	N/A	N/A
12/31/2008	12.396	8.219	1197	12/31/2008	N/A	N/A	N/A
12/31/2009	8.219	10.490	4499	12/31/2009	N/A	10.176	10
12/31/2010	10.490	11.559	24406	12/31/2010	10.176	11.140	97
12/31/2011	11.559	11.075	30947	12/31/2011	11.140	10.605	148
12/31/2012	11.075	12.289	29581	12/31/2012	10.605	11.691	129
AZL MVP Balanced Index Strategy Fund
12/31/2012	N/A	10.702	17	12/31/2012	N/A	10.635	0
AZL MVP BlackRock Global Allocation Fund
12/31/2012	N/A	10.526	38	12/31/2012	N/A	10.460	0
AZL MVP Franklin Templeton Founding Strategy Plus Fund
12/31/2012	N/A	10.586	8	12/31/2012	N/A	10.539	0
AZL MVP Growth Index Strategy Fund
12/31/2012	N/A	10.947	42	12/31/2012	N/A	10.878	0
AZL MVP Invesco Equity and Income Fund
12/31/2012	N/A	10.741	27	12/31/2012	N/A	10.673	0
AZL Oppenheimer Discovery Fund
12/31/2007	N/A	12.772	35	12/31/2007	N/A	N/A	N/A
12/31/2008	12.772	7.135	48	12/31/2008	N/A	N/A	N/A
12/31/2009	7.135	9.244	17	12/31/2009	N/A	8.968	0
12/31/2010	9.244	11.744	55	12/31/2010	8.968	11.319	0
12/31/2011	11.744	10.957	132	12/31/2011	11.319	10.492	0
12/31/2012	10.957	12.600	109	12/31/2012	10.492	11.987	1
AZL Pyramis Core Bond Fund
12/31/2012	N/A	10.015	10	12/31/2012	N/A	9.995	0
AZL S&P 500 Index Fund
12/31/2007	N/A	9.882	184	12/31/2007	N/A	N/A	N/A
12/31/2008	9.882	6.079	316	12/31/2008	N/A	N/A	N/A
12/31/2009	6.079	7.514	623	12/31/2009	N/A	7.385	0
12/31/2010	7.514	8.489	1117	12/31/2010	7.385	8.289	2
12/31/2011	8.489	8.502	1392	12/31/2011	8.289	8.247	7
12/31/2012	8.502	9.675	1262	12/31/2012	8.247	9.325	6

Allianz VisionSM Prospectus – July 22, 2013
Appendix B

77

M&E Charge 1.40%				M&E Charge 2.05%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Schroder Emerging Markets Equity Fund
12/31/2007	N/A	13.455	392	12/31/2007	N/A	N/A	N/A
12/31/2008	13.455	6.384	584	12/31/2008	N/A	N/A	N/A
12/31/2009	6.384	10.813	153	12/31/2009	N/A	10.558	0
12/31/2010	10.813	11.985	605	12/31/2010	10.558	11.627	3
12/31/2011	11.985	9.778	769	12/31/2011	11.627	9.424	6
12/31/2012	9.778	11.670	661	12/31/2012	9.424	11.174	5
AZL Small Cap Stock Index Fund
12/31/2007	N/A	9.329	122	12/31/2007	N/A	N/A	N/A
12/31/2008	9.329	6.353	177	12/31/2008	N/A	N/A	N/A
12/31/2009	6.353	7.821	70	12/31/2009	N/A	7.686	0
12/31/2010	7.821	9.678	280	12/31/2010	7.686	9.449	2
12/31/2011	9.678	9.571	308	12/31/2011	9.449	9.285	4
12/31/2012	9.571	10.930	334	12/31/2012	9.285	10.534	3
BlackRock Global Allocation V.I. Fund
12/31/2008	N/A	7.919	152	12/31/2008	N/A	N/A	N/A
12/31/2009	7.919	9.443	3219	12/31/2009	N/A	9.341	14
12/31/2010	9.443	10.220	25882	12/31/2010	9.341	10.044	293
12/31/2011	10.220	9.712	36023	12/31/2011	10.044	9.483	322
12/31/2012	9.712	10.530	34704	12/31/2012	9.483	10.215	323
Davis VA Financial Portfolio
12/31/2007	N/A	15.832	42	12/31/2007	N/A	N/A	N/A
12/31/2008	15.832	8.373	79	12/31/2008	N/A	N/A	N/A
12/31/2009	8.373	11.657	33	12/31/2009	N/A	10.929	0
12/31/2010	11.657	12.771	22	12/31/2010	10.929	11.896	0
12/31/2011	12.771	11.592	16	12/31/2011	11.896	10.727	0
12/31/2012	11.592	13.582	13	12/31/2012	10.727	12.487	0
Fidelity VIP FundsManager 50% Portfolio
12/31/2011	N/A	10.780	211	12/31/2011	N/A	10.387	1
12/31/2012	10.780	11.705	238	12/31/2012	10.387	11.205	2
Fidelity VIP FundsManager 60% Portfolio
12/31/2011	N/A	9.691	494	12/31/2011	N/A	9.420	1
12/31/2012	9.691	10.651	533	12/31/2012	9.420	10.286	1
Franklin High Income Securities Fund
12/31/2007	N/A	25.387	62	12/31/2007	N/A	N/A	N/A
12/31/2008	25.387	19.180	61	12/31/2008	N/A	N/A	N/A
12/31/2009	19.180	26.989	161	12/31/2009	N/A	23.553	1
12/31/2010	26.989	30.142	857	12/31/2010	23.553	26.134	20
12/31/2011	30.142	31.080	1209	12/31/2011	26.134	26.773	25
12/31/2012	31.080	35.414	1127	12/31/2012	26.773	30.308	25
Franklin Income Securities Fund
12/31/2007	N/A	48.490	437	12/31/2007	N/A	N/A	N/A
12/31/2008	48.490	33.635	450	12/31/2008	N/A	N/A	N/A
12/31/2009	33.635	44.972	73	12/31/2009	N/A	39.246	1
12/31/2010	44.972	49.967	81	12/31/2010	39.246	43.323	2
12/31/2011	49.967	50.449	141	12/31/2011	43.323	43.458	3
12/31/2012	50.449	56.037	247	12/31/2012	43.458	47.957	3
Franklin Templeton VIP Founding Funds Allocation Fund
12/31/2007	N/A	9.246	450	12/31/2007	N/A	N/A	N/A
12/31/2008	9.246	5.847	589	12/31/2008	N/A	N/A	N/A
12/31/2009	5.847	7.510	259	12/31/2009	N/A	7.389	0
12/31/2010	7.510	8.165	437	12/31/2010	7.389	7.981	3
12/31/2011	8.165	7.927	444	12/31/2011	7.981	7.699	4
12/31/2012	7.927	9.015	370	12/31/2012	7.699	8.698	4

Allianz VisionSM Prospectus – July 22, 2013
Appendix B

78

M&E Charge 1.40%				M&E Charge 2.05%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin U.S. Government Fund
12/31/2007	N/A	26.205	33	12/31/2007	N/A	N/A	N/A
12/31/2008	26.205	27.800	57	12/31/2008	N/A	N/A	N/A
12/31/2009	27.800	28.262	84	12/31/2009	N/A	24.685	2
12/31/2010	28.262	29.342	490	12/31/2010	24.685	25.462	5
12/31/2011	29.342	30.578	890	12/31/2011	25.462	26.364	6
12/31/2012	30.578	30.270	648	12/31/2012	26.364	26.313	7
Mutual Shares Securities Fund
12/31/2007	N/A	24.148	677	12/31/2007	N/A	N/A	N/A
12/31/2008	24.148	14.975	744	12/31/2008	N/A	N/A	N/A
12/31/2009	14.975	18.614	116	12/31/2009	N/A	17.088	0
12/31/2010	18.614	20.410	316	12/31/2010	17.088	18.615	6
12/31/2011	20.410	19.917	465	12/31/2011	18.615	18.048	7
12/31/2012	19.917	22.436	409	12/31/2012	18.048	20.199	6
PIMCO EqS Pathfinder Portfolio
12/31/2010	N/A	10.337	39	12/31/2010	N/A	10.292	0
12/31/2011	10.337	9.713	1233	12/31/2011	10.292	9.608	15
12/31/2012	9.713	10.513	1112	12/31/2012	9.608	10.332	12
PIMCO VIT All Asset Portfolio
12/31/2007	N/A	12.953	73	12/31/2007	N/A	N/A	N/A
12/31/2008	12.953	10.749	91	12/31/2008	N/A	N/A	N/A
12/31/2009	10.749	12.886	470	12/31/2009	N/A	12.419	4
12/31/2010	12.886	14.370	3073	12/31/2010	12.419	13.760	42
12/31/2011	14.370	14.448	4087	12/31/2011	13.760	13.745	55
12/31/2012	14.448	16.375	4222	12/31/2012	13.745	15.477	60
PIMCO VIT CommodityRealReturn Strategy Portfolio
12/31/2007	N/A	12.816	100	12/31/2007	N/A	N/A	N/A
12/31/2008	12.816	7.103	216	12/31/2008	N/A	N/A	N/A
12/31/2009	7.103	9.913	118	12/31/2009	N/A	9.617	0
12/31/2010	9.913	12.173	458	12/31/2010	9.617	11.732	4
12/31/2011	12.173	10.097	612	12/31/2011	11.732	10.626	5
12/31/2012	10.097	11.531	544	12/31/2012	10.626	10.970	3
PIMCO VIT Emerging Markets Bond Portfolio
12/31/2007	N/A	12.287	67	12/31/2007	N/A	N/A	N/A
12/31/2008	12.287	10.347	73	12/31/2008	N/A	N/A	N/A
12/31/2009	10.347	13.324	300	12/31/2009	N/A	12.925	2
12/31/2010	13.324	14.738	2224	12/31/2010	12.925	14.204	32
12/31/2011	14.738	15.454	3104	12/31/2011	14.204	14.798	40
12/31/2012	15.454	17.966	2961	12/31/2012	14.798	17.091	31
PIMCO VIT Global Advantage Strategy Bond Portfolio
12/31/2011	N/A	9.814	36	12/31/2011	N/A	9.771	0
12/31/2012	9.814	10.276	94	12/31/2012	9.771	10.164	1
PIMCO VIT Global Bond Portfolio (Unhedged)
12/31/2007	N/A	10.440	102	12/31/2007	N/A	N/A	N/A
12/31/2008	10.440	10.208	143	12/31/2008	N/A	N/A	N/A
12/31/2009	10.208	11.763	171	12/31/2009	N/A	11.411	0
12/31/2010	11.763	12.952	1154	12/31/2010	11.411	12.483	20
12/31/2011	12.952	13.740	1530	12/31/2011	12.483	13.157	23
12/31/2012	13.740	14.489	1471	12/31/2012	13.157	13.784	22
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
12/31/2012	N/A	10.237	0	12/31/2012	N/A	10.192	0

Allianz VisionSM Prospectus – July 22, 2013
Appendix B

79

M&E Charge 1.40%				M&E Charge 2.05%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Global Multi-Asset Portfolio
12/31/2009	N/A	10.011	325	12/31/2009	N/A	9.998	0
12/31/2010	10.011	10.992	4428	12/31/2010	9.998	10.908	26
12/31/2011	10.992	10.652	6496	12/31/2011	10.908	10.501	27
12/31/2012	10.652	11.435	6487	12/31/2012	10.501	11.200	25
PIMCO VIT High Yield Portfolio
12/31/2007	N/A	14.297	57	12/31/2007	N/A	N/A	N/A
12/31/2008	14.297	10.779	61	12/31/2008	N/A	N/A	N/A
12/31/2009	10.779	14.927	383	12/31/2009	N/A	13.965	6
12/31/2010	14.927	16.855	1929	12/31/2010	13.965	15.699	20
12/31/2011	16.855	17.180	2690	12/31/2011	15.699	15.899	21
12/31/2012	17.180	19.367	3057	12/31/2012	15.899	17.806	19
PIMCO VIT Real Return Portfolio
12/31/2007	N/A	12.324	78	12/31/2007	N/A	N/A	N/A
12/31/2008	12.324	11.295	140	12/31/2008	N/A	N/A	N/A
12/31/2009	11.295	13.187	293	12/31/2009	N/A	12.627	2
12/31/2010	13.187	14.058	1884	12/31/2010	12.627	13.374	57
12/31/2011	14.058	15.482	2945	12/31/2011	13.374	14.633	22
12/31/2012	15.482	16.603	3085	12/31/2012	14.633	15.591	15
PIMCO VIT Total Return Portfolio
12/31/2007	N/A	14.986	208	12/31/2007	N/A	N/A	N/A
12/31/2008	14.986	15.486	263	12/31/2008	N/A	N/A	N/A
12/31/2009	15.486	17.420	620	12/31/2009	N/A	16.331	8
12/31/2010	17.420	18.572	4986	12/31/2010	16.331	17.299	56
12/31/2011	18.572	18.976	6461	12/31/2011	17.299	17.561	83
12/31/2012	18.976	20.507	6831	12/31/2012	17.561	18.854	78
PIMCO VIT Unconstrained Bond Portfolio
12/31/2011	N/A	9.802	147	12/31/2011	N/A	9.759	0
12/31/2012	9.802	10.414	449	12/31/2012	9.759	10.301	3
Templeton Global Bond Securities Fund
12/31/2007	N/A	32.376	113	12/31/2007	N/A	N/A	N/A
12/31/2008	32.376	33.906	120	12/31/2008	N/A	N/A	N/A
12/31/2009	33.906	39.681	193	12/31/2009	N/A	34.630	2
12/31/2010	39.681	44.783	1208	12/31/2010	34.630	38.828	10
12/31/2011	44.783	43.777	1789	12/31/2011	38.828	37.711	14
12/31/2012	43.777	49.669	1849	12/31/2012	37.711	42.508	12
Templeton Growth Securities Fund
12/31/2007	N/A	29.538	482	12/31/2007	N/A	N/A	N/A
12/31/2008	29.538	16.799	542	12/31/2008	N/A	N/A	N/A
12/31/2009	16.799	21.718	113	12/31/2009	N/A	19.597	0
12/31/2010	21.718	23.000	214	12/31/2010	19.597	20.619	0
12/31/2011	23.000	21.099	340	12/31/2011	20.619	18.793	0
12/31/2012	21.099	25.187	315	12/31/2012	18.793	22.288	0

Allianz VisionSM Prospectus – July 22, 2013
Appendix B

80

APPENDIX C – EFFECTS OF PARTIAL WITHDRAWALS AND LIFETIME PAYMENTS ON THE VALUES AVAILABLE UNDER THE CONTRACT

These calculations show the effects of partial withdrawals and lifetime payments on the Contract’s values. All fractional numbers in these examples have been rounded up to the next whole number.

Partial withdrawals (including Partial Annuitizations and withdrawal charges, but not amounts we withdraw for other Contract charges) reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn.

The following example shows the effect on the available guaranteed values assuming a Contract with a $90,000 initial Purchase Payment and a $5,000 free partial withdrawal (before beginning any Lifetime Plus Payments) when the Contract Value and Rider Anniversary Value are $100,000, Benefit Base is $104,040, and Quarterly Anniversary Value is $102,000.

Partial Withdrawal	Contract Value	Traditional Death Benefit Value	Benefit Base (Income Protector)	Rider Anniversary Value (Investment Protector)	Quarterly Anniversary Value (Quarterly Value Death Benefit)
Prior to withdrawal	$ 100,000	$ 90,000	$104,040	$100,000	$102,000
$5,000 withdrawal		–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000)
		x 90,000)]	x 104,040)]	x 100,000)]	X 102,000)]
	– $5,000	=– $4,500	=– $5,202	=– $5,000	=– $5,100
After withdrawal	$ 95,000	$ 85,500	$ 98,838	$ 95,000	$ 96,900
Lifetime Plus Payments under Income Protector reduce the Contract Value on a dollar for dollar basis and reduce other benefits guaranteed values, by the percentage of Contract Value withdrawn. However, Lifetime Plus Payments do not reduce the Benefit Base.

The following example shows the effect of taking the annual maximum payment on your Contract under Income Protector if you are the sole Covered Person, begin Lifetime Plus Payments at age 62 when the Benefit Base is $120,000, and the annual maximum Lifetime Plus Payment is $4,800 (4% of the $120,000 Benefit Base).

Lifetime Plus Payment	Contract Value	Traditional Death Benefit Value	Benefit Base
Before payment	$ 97,000	$ 85,500	$ 120,000
$4,800 payment		–[($4,800/ 97,000) x 85,500)]
	– $4,800	=– $4,231	no change
After payment	$ 92,200	$ 81,269	$ 120,000
An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum lifetime payment. Partial Excess Withdrawals (including withdrawal charges, but not amounts we withdraw for other Contract charges) immediately reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn. Partial Excess Withdrawals also reduce the annual maximum Lifetime Plus Payment on the next Benefit Anniversary.

Continuing from the annual maximum Lifetime Plus Payment example, assume you take a $5,000 partial Excess Withdrawal later in the first Benefit Year when the Contract Value is $92,000.

Excess Withdrawal	Contract Value	Traditional Death Benefit Value	Benefit Base	Next anniverary’s annual maximum Lifetime Plus Payment
Prior to withdrawal	$ 92,000	$ 81,269	$ 120,000	$ 4,800
$5,000 withdrawal		–[($5,000/ 92,000) x 81,269)]	–[($5,000/ 92,000) x 120,000)]	–[($5,000/ 92,000) x 4,800)]
	– $5,000	=– $4,417	=– $6,522	=– $261
After withdrawal	$ 87,000	$ 76,852	$ 113,478	$ 4,539

Allianz VisionSM Prospectus – July 22, 2013
Appendix C

81

APPENDIX D – LIFETIME BENEFITS

We previously offered three Lifetime Benefits. Lifetime Plus Benefit was available from May 1, 2007 through January 25, 2009. Lifetime Plus II Benefit was available from November 12, 2007 through March 31, 2009. Lifetime Plus 10 Benefit was available from July 17, 2008 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.

Current M&E Charge(1)
Not had a qualifying event(2)		Had a qualifying event(2)	Maximum M&E Charge(1)
Additional M&E Charge for Optional Benefits(3)
Lifetime Plus Benefit (available before April 1, 2009)(4)
Single Lifetime Plus Payments	0.70%	1.20%	1.50%(5)
Joint Lifetime Plus Payments	0.85%	1.35%	1.65%(6)
Lifetime Plus II Benefit and Lifetime Plus 10 Benefit (both available from January 26, 2009 until March 31, 2009)
Single Lifetime Plus Payments	0.95%	1.20%	1.60%(5)
Joint Lifetime Plus Payments	1.10%	1.35%	1.75%(6)
Lifetime Plus II Benefit and Lifetime Plus 10 Benefit (both available before January 26, 2009)
Single Lifetime Plus Payments	0.80%(7)	1.20%(9)	1.60%(5)
Joint Lifetime Plus Payments	0.95%(8)	1.35%(10)	1.75%(6)
(1)
The M&E charge is an annualized rate that is calculated and assessed on a daily basis as a percentage of each Investment Option’s net asset value. For more information, see section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

(2)
A qualifying event is the reset of a Lifetime Benefit’s guaranteed value, or an automatic annual Lifetime Plus Payment increase, on or after April 29, 2013. If you have had an annual payment increase, your additional M&E charge will not change until the next fifth Benefit Anniversary. If you have had an automatic reset of a guaranteed value or an annual payment increase, you can decline this increase to the additional M&E charge as discussed in this appendix.

(3)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.

(4)	From January 26, 2009 until March 31, 2009, this benefit was only available in Nevada and it did not include the Cumulative Withdrawal Benefit.

(5)	This is the maximum charge we could impose if you remove a Covered Person or have a qualifying event.

(6)	This is the maximum charge we could impose if you have a qualifying event.

(7)	On the Benefit Date, the M&E charge reduces to 0.70% and the maximum M&E charge reduces to 1.50%.

(8)	On the Benefit Date, the M&E charge reduces to 0.85% and the maximum M&E charge reduces to 1.65%.

(9)	On the Benefit Date, the M&E charge reduces to 1.10% and the maximum M&E charge reduces to 1.50%.

(10)	On the Benefit Date, the M&E charge reduces to 1.25% and the maximum M&E charge reduces to 1.65%.

Except as specified in this appendix, the same terms and conditions apply to each Lifetime Benefit. We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If all Covered Persons die or are removed from the Contract before Lifetime Plus Payments begin, your Lifetime Benefit ends and payments are not available to you. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. You can begin payments immediately if the Covered Person(s) meet the minimum exercise age requirement (see “Requesting Lifetime Plus Payments”). You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) can increase, but it cannot decrease unless you take an Excess Withdrawal.

Allianz VisionSM Prospectus – July 22, 2013
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There are several important points to note about Lifetime Benefits.

•	If you do not begin receiving Lifetime Plus Payments during the eligibility period, your benefit ends and you will have paid for the benefit without receiving any of its advantages.

•
Joint Lifetime Plus Payments are not available under Lifetime Plus Benefit or Lifetime Plus II Benefit if there is more than a 40-year age difference between spouses. Joint Lifetime Plus Payments are not available under Lifetime Plus 10 Benefit if there is more than a 25-year age difference between spouses.

•	Lifetime Benefits do not create Contract Value or guarantee the performance of any Investment Option.

•	If you select the No Withdrawal Charge Option, you can only remove a Lifetime Benefit as discussed under “Removing a Lifetime Benefit.”

•
We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.

•
If your Lifetime Benefit includes the Cumulative Withdrawal Benefit(1) and you take less than the annual maximum Lifetime Plus Payment, you may not receive an annual payment increase. Allocations to the Cumulative Withdrawal Benefit (the difference between your annual maximum Lifetime Plus Payment and the annual actual Lifetime Plus Payment you receive) do not earn interest or participate in your selected Investment Options’ performance, and are not available to your Beneficiaries(2) upon death. (See the “Cumulative Withdrawal Benefit” discussion later in this appendix.)

(1)	The Cumulative Withdrawal Benefit was not available in Nevada.

(2)	If you selected joint Lifetime Plus Payments and the surviving spouse who is also the joint Covered Person continues the Contract, the Cumulative Withdrawal Value is available to your spouse.

NOTE:

•
For the flexible rebalancing program: The program is not available while your Lifetime Benefit is in effect. However, you can participate in the flexible rebalancing program after the rider termination date if you remove a Lifetime Benefit from your Contract.

•	For partial withdrawals: You cannot take a partial withdrawal from specific Investment Options if you select a Lifetime Benefit.

REMOVING A LIFETIME BENEFIT

You can remove a Lifetime Benefit from your Contract before Lifetime Plus Payments begin. If you select the No Withdrawal Charge Option, you can only remove a Lifetime Benefit if you simultaneously replace it with Investment Protector (see section 11, Selection of Optional Benefits – Replacing Optional Benefits).

You can remove a Lifetime Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Lifetime Benefit’s additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

Although you cannot remove a Lifetime Benefit on or after the Benefit Date, you can end your selected benefit by:

•	taking an Excess Withdrawal of the total Contract Value (your Contract Value must be greater than the Cumulative Withdrawal Value*); or

•	requesting a Full Annuitization.

*	The Cumulative Withdrawal Benefit was not available in Nevada.

Allianz VisionSM Prospectus – July 22, 2013
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COVERED PERSON(S)

We base Lifetime Plus Payments on the lives of the Covered Person(s). Their ages determined availability of the benefit, when lifetime payments can begin and the Lifetime Plus Payment percentage. When you selected a benefit, you chose whether you wanted payments based on your life (single Lifetime Plus Payments), or the lifetime of you and your spouse (joint Lifetime Plus Payments). However, joint Lifetime Plus Payments are not available under Lifetime Plus Benefit or Lifetime Plus II Benefit if there is more than a 40-year age difference between spouses; and joint Lifetime Plus Payments are not available under Lifetime Plus 10 Benefit if there is more than a 25-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.

For single Lifetime Plus Payments and:

•	solely owned Contracts, the Covered Person is the Owner.

•	jointly owned Contracts, you can choose which Owner is the Covered Person.

•	Contracts owned by a non-individual, the Covered Person is the Annuitant.

For joint Lifetime Plus Payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:

–	spouses must be Joint Owners; or

–	one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

•	Qualified Contracts:

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or

–	if the owner is a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary; or

–
if the owner is a non-individual and we require the non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary.

You cannot add or replace a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. We process your request on the Contract Anniversary* (or Benefit Anniversary) that occurs immediately after we receive your request in Good Order at our Service Center. Removing a joint Covered Person does not change Lifetime Plus Payments, but it may change your M&E charge. For Contracts issued in Nevada, if you remove a joint Covered Person we change your additional M&E charge to 0.70% for Lifetime Plus Benefit with single Lifetime Plus Payments. For Contracts issued in all other states, if you remove a joint Covered Person we reserve the right to declare a new additional M&E charge. Any new additional M&E charge cannot be greater than the maximum for your Lifetime Benefit with single Lifetime Plus Payments stated at the beginning of this appendix. If we change the additional M&E charge, we adjust the number of accumulation units so that the Contract Value on the anniversary that we process your request remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.

Allianz VisionSM Prospectus – July 22, 2013
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Once we remove a Covered Person, he or she cannot be reinstated.

NOTE:

•
Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person no longer has the required relationship stated here, he or she is removed from the Contract as a Covered Person. If we remove all Covered Persons from the Contract, your Lifetime Benefit and any Lifetime Plus Payments end.

•
For non-spouse Joint Owners selecting single Lifetime Plus Payments: If you are no longer spouses on the date of an Owner’s death and the Contract Value is positive, we pay the death benefit to the Beneficiary and the Lifetime Benefit and any Lifetime Plus Payments end. This means Lifetime Plus Payments are no longer available even if a Covered Person is still alive.

•
Joint Covered Persons must continue to qualify as spouses under federal law while your benefit is in effect. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or remove a former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner or Annuitant. At this time, we may change the additional M&E charge for your Lifetime Benefit as discussed in this appendix. However, any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. When we receive notification of an Owner’s death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any Lifetime Plus Payments and the Contract all end.

•
For Contracts issued to civil union partners in New Jersey: We allow civil union partners to be Joint Owners and/or joint Covered Persons. However, civil union partners are treated differently from persons who are recognized as spouses under the federal tax law and this affects how long Lifetime Plus Payments continue. Upon the death of one federally recognized spouse, the survivor can continue the Contract and lifetime payments also continue if the survivor is a Covered Person. This type of continuation is generally not allowed for a surviving civil union partner under the federal tax law with the following exception. If the Contract Value reduces to zero before the one year anniversary of the first civil union partner’s death, Lifetime Plus Payments can continue if the survivor is a Covered Person and the survivor chooses not to take the death benefit. If instead the Contract Value is positive at this time, or if the survivor chooses to take the death benefit, Lifetime Plus Payments end.

LIFETIME PLUS PAYMENT OVERVIEW

We base your initial Lifetime Plus Payment on the Benefit Base and payment percentage. When payments begin (on the Benefit Date), the Benefit Base is the greater of:

•	Contract Value as of the end of the last Business Day before the Benefit Date,

•	Quarterly Anniversary Value, or

•
for Lifetime Plus Benefit, an annual 5% compounded interest applied to Purchase Payments adjusted for withdrawals for up to ten years. Each Contract Anniversary before the older Covered Person’s 81st birthday you can reset the compounded interest to equal the Contract Value, if greater (5% Annual Increase). The 5% Annual increase is subject to a maximum of two times Purchase Payments adjusted for withdrawals received ten years ago (Enhanced 10-Year Value).

•
for Lifetime Plus II Benefit, the Highest Annual Increase, which is the greatest of all the Enhanced 5% Annual Increases. The Enhanced 5% Annual Increase is similar to Lifetime Plus Benefit’s 5% Annual Increase, the only difference is that annual resets are automatic and establish a new Enhanced 5% Annual Increase and Enhanced 10-Year Value.

•
for Lifetime Plus 10 Benefit, a quarterly simple interest of 2.5% applied to Purchase Payments adjusted for withdrawals for up to 20 years. Each quarter we reset the simple interest to equal the Contract Value, if greater (10% Annual Increase).

Allianz VisionSM Prospectus – July 22, 2013
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We determine your payment percentage by using the Lifetime Plus Payment Table for your selected benefit. We established your Contract’s Lifetime Plus Payment Table on the rider effective date and we cannot change it.

Lifetime Plus Payment Table for Lifetime Plus Benefit or Lifetime Plus II Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage (or annual Lifetime Plus Payment percentage for Contracts issued in Nevada)
50 - 59	4%
60 - 69	5%
70 - 79	6%
80+	7%

Lifetime Plus Payment Table for Lifetime Plus 10 Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
65 - 79	5%
80+	6%
In all states except Nevada, the annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take less. In Nevada you cannot choose to take less than the annual Lifetime Plus Payment. Your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your payment does not increase annually just as a result of the Covered Person moving into a new age band; the result of the current Contract Value multiplied by the increased payment percentage must be greater than your current annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) for your payment to increase. For more information, see the “Automatic Annual Lifetime Plus Payment Increases.”

BENEFIT BASE

The Benefit Base determines your initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada). The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment for Contracts issued in Nevada).

On the rider effective date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greatest of:

•	the Quarterly Anniversary Value,

•	for Lifetime Plus Benefit, the 5% Annual Increase (including the Enhanced 10-Year Value),

•	for Lifetime Plus II Benefit, the Highest Annual Increase (including the Enhanced 5% Annual Increase and the Enhanced 10-Year Value), or

•	for Lifetime Plus 10 Benefit, the 10% Annual Increase.

On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day and increase your Benefit Base to equal this Contract Value if it is greater.

Allianz VisionSM Prospectus – July 22, 2013
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On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada). Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.

•
If we increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.

•
If we increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) because the current payment percentage multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 60-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 ($4,000 = 4% x $100,000). On the next Benefit Anniversary, if the payment percentage increases to 5% based on the Covered Person’s age, at 5% the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $80,020 ($80,020 x 5% = $4,001). The Benefit Base of $100,000 would then reduce to equal the $80,020 Contract Value.

NOTE: For Bonus Option Contracts, bonus amounts are not included in the parts of the Quarterly Anniversary Value, 5% Annual Increase, Enhanced 5% Annual Increase, Enhanced 10-Year Value or 10% Annual Increase that are based on Purchase Payments, and are also not included in the parts of these values that are based on Contract Value until they are vested.

QUARTERLY ANNIVERSARY VALUE

While your Lifetime Benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.

If the rider effective date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.

LIFETIME PLUS BENEFIT AND LIFETIME PLUS II BENEFIT VALUE DIFFERENCES

The primary difference between the benefit values provided by the Lifetime Plus Benefit and Lifetime Plus II Benefit is the reset feature. Resets occur on Contract Anniversaries and lock in any Contract Value increases to the values provided by the 5% Annual Increase, Enhanced 5% Annual Increase and Enhanced 10-Year Value. Resets under Lifetime Plus Benefit are manual (you must request them), are only available before age 81, and replace the prior 5% Annual Increase and Enhanced 10-Year Value. Resets under Lifetime Plus II Benefit are automatic, can occur until age 90, and do not replace prior values; each automatic reset establishes both a new Enhanced 5% Annual Increase and Enhanced 10-Year Value. Other than that, the calculation for the 5% Annual Increase and Enhanced 5% Annual Increase is the same. The Highest Annual Increase under the Lifetime Plus II Benefit is the greatest of all the Enhanced 5% Annual Increases.

5% ANNUAL INCREASE AND ENHANCED 5% ANNUAL INCREASE

While your Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect, we only calculate the 5% Annual Increase or Enhanced 5% Annual Increase (the annual increases) before the Benefit Date.

If the rider effective date is the Issue Date, the annual increases are initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the annual increases are initially equal to the Contract Value at the end of the prior Business Day.

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At the end of each Business Day before the tenth Rider Anniversary (or tenth reset anniversary), we adjust each annual increase as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On the first Rider Anniversary (or first reset anniversary), each annual increase is equal to:

b + (1.05 x (a – b))

Where:

a = The annual increase at the end of the prior Business Day; and

b = Purchase Payments* received during the last Contract Year. If the rider effective date is the Issue Date and there has not been a reset, we exclude from “b” any Purchase Payments received within 90 days of the Issue Date.

On the second through ninth Rider Anniversaries (or second through ninth reset anniversaries), each annual increase is equal to:

d + [1.05 x ((c – d) + (0.05 x e)]

Where:

c = The annual increase at the end of the prior Business Day;

d = Purchase Payments* received during the last Contract Year; and

e = Purchase Payments* received during the Contract Year that began two years ago. If the rider effective date is the Issue Date and there has not been a reset, we exclude from “e” any Purchase Payments received within 90 days of the Issue Date.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Business Day on or after the tenth Rider Anniversary (or tenth reset anniversary), each annual increase is equal to the Enhanced 10-Year Value established on the same date.

NOTE: To receive the maximum benefit, you must wait to begin Lifetime Plus Payments until the 11th Contract Anniversary after we receive your last Purchase Payment, or the 11th reset anniversary. If the older Covered Person was age 80 on the rider effective date and you want to receive this maximum benefit, you have less than one year to begin Lifetime Plus Payments after this waiting period before the benefit ends.

ENHANCED 10-YEAR VALUE

While your Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect, we only calculate the Enhanced 10-Year Values before the Benefit Date.

The Enhanced 10-Year Value acts as both an increase and a cap to the annual increases. If you begin Lifetime Plus Payments on or after the tenth Rider Anniversary (or on or after the tenth reset anniversary), the Enhanced 10-Year Value is at least equal to twice its initial value, which is either the initial Purchase Payment or Contract Value depending on when you selected the benefit and any resets. Before the tenth Rider Anniversary (or tenth reset anniversary), we do not use the Enhanced 10-Year Value to calculate the Benefit Base that determines your Lifetime Plus Payments.

If the rider effective date is the Issue Date, the Enhanced 10-Year Value is initially equal to twice the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Enhanced 10-Year Value is initially equal to twice the Contract Value at the end of the prior Business Day.

At the end of each Business Day we adjust each Enhanced 10-Year Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

Allianz VisionSM Prospectus – July 22, 2013
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If the rider effective date is the Issue Date and there has not been a reset, then on the first Contract Anniversary the Enhanced 10-Year Value is equal to:

•	the Enhanced 10-Year Value at the end of the prior Business Day,

•	plus Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.

On the eleventh and later Rider Anniversaries (or eleventh and later reset anniversaries) each Enhanced 10-Year Value is equal to:

•	the Enhanced 10-Year Value at the end of the prior Business Day,

•
plus Purchase Payments* received during the Contract Year that began eleven years ago. If you selected Lifetime Plus Benefit at issue and there has not been a reset, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

NOTE: If the older Covered Person was age 80 on the rider effective date, any Purchase Payments received more than 91 days after the rider effective date do not double under the Enhanced 10-Year Value before your Lifetime Benefit ends.

MANUAL RESETS UNDER LIFETIME PLUS BENEFIT

While your Lifetime Plus Benefit is in effect, and before the older Covered Person’s 81st birthday or the Benefit Date, you can reset the 5% Annual Increase to equal the Contract Value if the Contract Value is greater than the sum of the 5% Annual Increase on the most recent Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year (excluding Purchase Payments received before the first Quarterly Anniversary if this is the first Contract Anniversary). You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We process your reset request as of the immediately preceding Contract Anniversary (reset date) once we receive your request in Good Order at our Service Center. If the reset date does not fall on a Business Day, we process your request on the next Business Day. When we process your reset request, we change the 5% Annual Increase to equal the Contract Value determined at the end of the last Business Day before the reset date. We also increase the Enhanced 10-Year Value to equal two times the Contract Value determined at the end of the last Business Day before the reset date.

For Contracts issued in Nevada, if you reset the 5% Annual Increase we do not change Lifetime Plus Benefit’s additional M&E charge. For Contracts issued in all other states, for a manual reset requested on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for a manual reset in the future, but any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change occurs on the 30th day after the reset date, or the next Business Day if the 30th day is not a Business Day. If we change the additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

AUTOMATIC RESETS UNDER LIFETIME PLUS II BENEFIT

While your Lifetime Plus II Benefit is in effect, and before the older Covered Person’s 91st birthday or Benefit Date, we automatically reset the Enhanced 5% Annual Increase to equal the Contract Value if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset date, excluding Purchase Payments received within 90 days of the Issue Date. This reset establishes a new additional Enhanced 5% Annual Increase equal to the Contract Value determined at the end of the last Business Day before the reset date. We also establish a new additional Enhanced 10-Year Value equal to two times the Contract Value determined at the end of the last Business Day before the reset date. An automatic reset does not cancel any previously established Enhanced 5% Annual Increases or their associated Enhanced 10-Year Values. Resets can establish several Enhanced 5% Annual Increases and associated Enhanced 10-Year Values. We continue to calculate all previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values and use them to determine the Highest Annual Increase.

Allianz VisionSM Prospectus – July 22, 2013
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For an automatic reset that occurs on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for an automatic reset in the future, but any new additional M&E charge cannot be greater than the maximum stated for the Lifetime Plus II Benefit at the beginning of this appendix. We send you written notice of this increase to your additional M&E charge and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset) and their associated Enhanced 5% Annual Increases and Enhanced 10-Year Values. If you do not contact us and decline this increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M&E charge on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If you accept this increase, you continue to be eligible to receive future resets.

If we change Lifetime Plus II Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

LIFETIME PLUS 10 BENEFIT’S 10% ANNUAL INCREASE

While your Lifetime Plus 10 Benefit is in effect, we only calculate the 10% Annual Increase before the Benefit Date.

On each Quarterly Anniversary for up to a maximum of 20 years, we apply a simple interest increase of 2.5% to the Purchase Payments adjusted for withdrawals (or the Contract Value on the rider effective date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, and are not subject to the 20 year maximum. A reset may result in an increase to the additional M&E charge as described later in this appendix.

If the rider effective date is the Issue Date, both the 10% Annual Increase and increase base are initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, both the 10% Annual Increase and increase base are initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day, we adjust both the 10% Annual Increase and increase base as follows.

•	We increase them by the amount of any additional Purchase Payments.

•
We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary on or before the 20th Rider Anniversary, the 10% Annual Increase is equal to:

a + 0.025 (b – c)

Where:

a = The 10% Annual Increase at the end of the prior Business Day;

b = The increase base at the end of the prior Business Day; and

c = Purchase Payments* received on or after the prior Quarterly Anniversary. If you select this benefit at issue, we exclude from “c” any Purchase Payments received before the first Quarterly Anniversary.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

We then compare this 10% Annual Increase to the Contract Value at the end of the prior Business Day and increase both the 10% Annual Increase and the increase base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the 10% Annual Increase.

For a reset that occurs on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change this additional M&E charge for a reset in the future, but any new additional M&E charge cannot be greater than the maximum stated for the Lifetime Plus 10 Benefit at the beginning of this appendix. We send you written notice of this increase to your additional M&E charge and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M&E charge on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If you accept an increase to Lifetime Plus 10 Benefit’s additional M&E charge, then you continue to be eligible to receive future resets.

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If we change Lifetime Plus 10 Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

REQUESTING LIFETIME PLUS PAYMENTS

You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the exercise age, or once the older Covered Person reaches age 91. The exercise age for Lifetime Plus Benefit and Lifetime Plus II Benefit is age 50, and for Lifetime Plus 10 Benefit it is age 65.

You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.

You can change your payment frequency once each Benefit Year while your Contract Value is positive*. Once your Contract Value reduces to zero, you receive your maximum Lifetime Plus Payment at the previous selected payment frequency. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.

*	For Contracts issued in Nevada you can continue to change your payment frequency after the Contract Value reduces to zero.

We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.

If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.

Once Lifetime Plus Payments begin:

•	You can no longer remove your selected Lifetime Benefit from the Contract.

•	You cannot take new Partial Annuitizations.

•	You cannot make additional Purchase Payments so the Traditional Death Benefit value (if applicable) no longer increases.

•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.

•	The free withdrawal privilege is not available.

•	You can only change the Owner if you selected joint Lifetime Plus Payments and:

–	an Owner dies and the spouse continues the Contract, or

–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.

•	If you selected Lifetime Plus Benefit, the additional M&E charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.

•
If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is before January 26, 2009, the additional M&E charge decreases as indicated at the beginning of this appendix, and it continues until the benefit ends, or the Contract Value reduces to zero.

•
If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is from January 26, 2009 until March 31, 2009, the additional M&E charge continues until the benefit ends, or the Contract Value reduces to zero.

•	If you selected the Quarterly Value Death Benefit, its additional M&E charge continues until that benefit ends.

•	If you take a Full Annuitization, Lifetime Plus Payments stop and your Lifetime Benefit ends.

•
The Contract Value continues to fluctuate as a result of Investment Option performance, and it decreases on a dollar for dollar basis with each Lifetime Plus Payment, Cumulative Withdrawal* and any Excess Withdrawal, and the deduction of Contract charges other than the M&E charge.

Allianz VisionSM Prospectus – July 22, 2013
Appendix D

91

•
Lifetime Plus Payments and Cumulative Withdrawals* do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment for Contracts issued in Nevada) by the percentage of Contract Value withdrawn (including any withdrawal charge). Excess Withdrawals may cause your Lifetime Plus Payments to stop and your Lifetime Benefit to end.

•
Each Lifetime Plus Payment, Cumulative Withdrawal* and any Excess Withdrawal reduces the Traditional Death Benefit value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).

•
We may increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment for Contracts issued in Nevada) on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base and we reserve the right to change your Lifetime Benefit’s additional M&E charge** subject to the maximum additional M&E charge stated at the beginning of this appendix.

*	The Cumulative Withdrawal Benefit was not available in Nevada.

**	We do not increase your Lifetime Benefit’s additional M&E charge for Contracts issued in Nevada.

NOTE: If the older Covered Person was age 80 on the rider effective date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Benefit Base values.

CALCULATING YOUR LIFETIME PLUS PAYMENTS

The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year for Contracts issued in all states except Nevada. For Contracts issued in Nevada, the Cumulative Withdrawal Benefit is not available and the amount you are entitled to receive each Benefit Year is the annual Lifetime Plus Payment. On the Benefit Date, the initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada) is equal to the Benefit Base multiplied by the current payment percentage, determined by using the Lifetime Plus Payment Table (see “Lifetime Plus Payment Overview” earlier in this appendix). On the Benefit Date, if your initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada) is less than $100, your benefit ends without receiving any of its advantages. For example, assuming a 4% initial payment percentage, if you take withdrawals that reduce the Benefit Base to less than $2,200, this would result in an initial Lifetime Plus Payment of less than $100.

For Contracts issued in all states except Nevada, the annual maximum Lifetime Plus Payment is the amount you are entitled to, but the Cumulative Withdrawal Benefit allows you to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) divided by the number of payments you chose to receive during the Benefit Year. The initial actual Lifetime Plus Payment must either be zero, or at least $100. For Contracts issued in Nevada, the initial Lifetime Plus Payment must be least $100.

We deduct each Lifetime Plus Payment, Cumulative Withdrawal,* Excess Withdrawal, and any additional payments resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this appendix.

*	The Cumulative Withdrawal Benefit was not available in Nevada.

If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or Full Annuitization, then Lifetime Plus Payments continue until the deaths of all Covered Persons.

Cumulative Withdrawal Benefit for Contracts issued in all states except Nevada

Cumulative Withdrawal Benefit allows you to control the amount of actual Lifetime Plus Payment you receive. Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year is added to the Cumulative Withdrawal Value, which is available to you upon request. Cumulative Withdrawal Benefit is automatically part of your Lifetime Benefit and has no additional fee or charge.

Allianz VisionSM Prospectus – July 22, 2013
Appendix D

92

You can change the amount of your actual Lifetime Plus Payment once each Benefit Year while your Contract Value is positive. You must provide notice of any requested change to your actual Lifetime Plus Payment amount to our Service Center at least 30 days before the Benefit Date or Benefit Anniversary (as applicable). If the change is available, we implement it on the Benefit Date or Benefit Anniversary and it remains in effect until you request another change, your Contract Value reduces to zero, or your benefit ends. Once your Contract Value reduces to zero you must take the maximum Lifetime Plus Payment at your previously selected payment frequency.

The Cumulative Withdrawal Value is the total of all annual maximum Lifetime Plus Payments that you did not take. The Cumulative Withdrawal Value does not earn interest and it does not increase or decrease with your selected Investment Options’ performance. It only increases when you take less than your annual maximum Lifetime Plus Payment and it only decreases when you take a Cumulative Withdrawal. The Cumulative Withdrawal Value remains in your Contract until you take a Cumulative Withdrawal. The Cumulative Withdrawal Value is not available to your Beneficiaries upon death, unless your Beneficiary is your spouse, a joint Covered Person and continues the Contract.

You can take withdrawals from your Cumulative Withdrawal Value at any time. Any portion of a withdrawal you take on or after the Benefit Date that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal, and any portion that is greater than your Cumulative Withdrawal Value is an Excess Withdrawal. Each Cumulative Withdrawal must be at least $100, or your entire Cumulative Withdrawal Value.

Cumulative Withdrawals are not subject to a withdrawal charge and do not reduce your Withdrawal Charge Basis. Each Cumulative Withdrawal reduces your Contract Value and Cumulative Withdrawal Value on a dollar for dollar basis, and reduces the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) by the percentage of Contract Value withdrawn.

If your Contract Value reduces to zero for any reason other than an Excess Withdrawal, we send you any remaining Cumulative Withdrawal Value and your Cumulative Withdrawal Benefit ends. Otherwise your Cumulative Withdrawal Benefit ends when your Lifetime Benefit ends.

Excess Withdrawals

Your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) only decreases if you take an Excess Withdrawal. For Contracts issued in Nevada, an Excess Withdrawal is a withdrawal you take on or after the Benefit Date in addition to your Lifetime Plus Payments. For Contracts issued in all other states, an Excess Withdrawal is any portion of a withdrawal you take on or after the Benefit Date that is greater than your Cumulative Withdrawal Value. Excess Withdrawals include any applicable withdrawal charge.

Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value. Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value. We also review how each partial Excess Withdrawal would hypothetically reduce your current annual maximum Lifetime Plus Payment. On the Business Day you take a partial Excess Withdrawal, if the current Benefit Base (after reduction for the Excess Withdrawal) multiplied by the age-based payment percentage as of the prior Benefit Anniversary is less than $100, you must withdraw the total remaining Contract Value. If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.

Allianz VisionSM Prospectus – July 22, 2013
Appendix D

93

Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.

NOTE:

•
For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments, Cumulative Withdrawals and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but not an Excess Withdrawal and it is not subject to a withdrawal charge.

•
For required annuitizations, if on the maximum permitted Income Date you are receiving Lifetime Plus Payments, we guarantee the following. For Contracts issued in Nevada, we pay you the greater of your Lifetime Plus Payment, or fixed Annuity Payments based on Contract Value under Annuity Option 1 or Annuity Option 3. For Contracts issued in all other states, we pay you the greater of your maximum Lifetime Plus Payment, or fixed Annuity Payments based on the greater of Contract Value or Cumulative Withdrawal Value under Annuity Option 1 or Annuity Option 3. If we pay you the maximum Lifetime Plus Payment on the maximum permitted Income Date, we also send you any remaining Cumulative Withdrawal Value. If you select any other Annuity Option, or if you choose variable Annuity Payments, these guarantees do not apply. For more information, see section 9, The Annuity Phase.

AUTOMATIC ANNUAL LIFETIME PLUS PAYMENT INCREASES

We may change your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.

•
If the Contract Value at the end of the prior Business Day is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary) we increase next year’s annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%. In all states other than Nevada, this increase is only available if you took the annual maximum Lifetime Plus Payment during the prior Benefit Year.

•
If the current payment percentage multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment (or higher annual Lifetime Plus Payment in Nevada).

For Contracts issued in all states except Nevada: If your actual Lifetime Plus Payment is an exact dollar amount, an automatic annual payment increase does not increase your actual payment. However, if your actual Lifetime Plus Payment is a percentage of your annual maximum Income Advantage Payment, an automatic annual payment increase does increase your actual payment.

For Contracts issued in Nevada, if you receive an annual Lifetime Plus Payment increase we do not change the Lifetime Plus Benefit’s additional M&E charge. For Contracts issued in all other states, if you receive an annual Lifetime Plus Payment increase we increase the current additional M&E charge on the next fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries) that occurs on or after April 29, 2013 to 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for an annual payment increase in the future, but any new additional M&E charge cannot be greater than the maximum stated for your Lifetime Benefit at the beginning of this appendix. We send you written notice of this increase and provide you at least 30-days to decline the annual payment increase. If you decline the annual payment increase, you will not receive any future annual Lifetime Plus Payment increases, but you keep all previous increases (including this increase). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M&E charge on the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If you accept an increase to your Lifetime Benefit’s additional M&E charge, then you continue to be eligible to receive future annual Lifetime Plus Payment increases.

If we change your Lifetime Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

NOTE: Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.

Allianz VisionSM Prospectus – July 22, 2013
Appendix D

94

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under your Lifetime Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Lifetime Benefit’s guarantees and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base. We established your Contract’s Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them.

If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is from January 26, 2009 until March 31, 2009: We require you to allocate 100% of your total Contract Value to Investment Option Group C.

If your rider effective date is before January 26, 2009:

•	You cannot allocate more than 25% of your total Contract Value to Investment Option Group A.

•	You cannot allocate more than 70% of your total Contract Value to Investment Option Group A and Group B.

•	We do not limit allocations to Investment Option Group C.

Group A Investment Options(1)
AZL Columbia Small Cap Value Fund AZL Federated Clover Small Value Fund AZL Morgan Stanley Global Real Estate Fund AZL MVP Fusion Growth Fund AZL Oppenheimer Discovery Fund
AZL Schroder Emerging Markets Equity Fund
AZL Small Cap Stock Index Fund
Davis VA Financial Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
PIMCO VIT CommodityRealReturn Strategy Portfolio

(1)If your rider effective date is before January 26, 2009, the following are included in Investment Option Group C, and not in Group A: AZL MVP Fusion Growth Fund, Franklin Income Securities Fund, and Franklin Templeton VIP Founding Funds Allocation Fund.

Group B Investment Options
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Davis New York Venture Fund
AZL Dreyfus Research Growth Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund

AZL MFS Investors Trust Fund
AZL MFS Value Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL S&P 500 Index Fund
Mutual Shares Securities Fund
PIMCO EqS Pathfinder Portfolio
Templeton Growth Securities Fund

Group C Investment Options
AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
AZL Money Market Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL Pyramis Core Bond Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio

Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

Allianz VisionSM Prospectus – July 22, 2013
Appendix D

95

We may add, remove or substitute Investment Options from this group. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option within a group is removed or substituted, we send your written notice 30 days before the removal or substitution date.

While your Lifetime Benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

WHEN A LIFETIME BENEFIT ENDS

Your Lifetime Benefit ends upon the earliest of the following.

•	Before the Benefit Date, the Business Day we process your request to remove your benefit from your Contract (the rider termination date).

•
Before the Benefit Date, the Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under “Covered Persons” in this appendix.

•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.

•	The Business Day before the Income Date you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.

•	The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100.

•
The date of death of an Owner (or Annuitant if the Owner is a non-individual). However, if a federally recognized spouse is a Covered Person and continues this Contract, the Lifetime Benefit also continues.

•	The date of death of the last surviving Covered Person.

•	The Business Day the Contract ends.

Allianz VisionSM Prospectus – July 22, 2013
Appendix D

96

APPENDIX E – TARGET DATE BENEFITS

We previously offered two Target Date Benefits. Target Date Retirement Benefit was available from March 17, 2008 through January 25, 2009. Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.

Additional M&E Charge(1)
Optional Benefits(2)
Target Date 10 Benefit	0.55%
Target Date Retirement Benefit	0.40%
(1)
The M&E charge is an annualized rate that is calculated and assessed on a daily basis as a percentage of each Investment Option’s net asset value. For more information, see section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

(2)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.

NOTE: Your Contract refers to both of these benefits as “Target Date Retirement Benefit Rider.” If your Contract has a minimum of ten Contract Years to the initial Target Value Date, then you have Target Date 10 Benefit; if the minimum is seven, you have Target Date Retirement Benefit.

Except as specified in this appendix, the same terms and conditions apply to each Target Date Benefit. Each Target Date Benefit provides, during the Accumulation Phase, a level of protection for your principal and any annual investment gains through the Target Value which is available at a future point you select, called the Target Value Date. The earliest initial Target Value Date you can select under Target Date 10 Benefit is the tenth Rider Anniversary and under Target Date Retirement Benefit it is the seventh Rider Anniversary. Each Rider Anniversary occurs on a Contract Anniversary. Additional Target Value Dates occur on every subsequent Rider Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.

There are several important points to note about Target Date Benefits.

•	Target Date Benefits do not guarantee Investment Option performance.

•	You cannot take a partial withdrawal from specific Investment Options if you select a Target Date Benefit.

•	If you have the No Withdrawal Charge Option, you can only remove a Target Date Benefit as discussed under “Removing a Target Date Benefit.”

•
We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.

•
You can only make additional Purchase Payments and participate in the automatic investment plan for the first three rider years. In addition, the flexible rebalancing program is not available while your Target Date Benefit is in effect. However, in all states except Massachusetts, these restrictions no longer apply once the benefit ends. For Contract issued in Massachusetts with a Target Date Benefit, you can only make additional Purchase Payments to the Contract for the first three Contract Years even if you subsequently remove your Target Date Benefit or move to another state. Contracts issued in Massachusetts with a Target Date Benefit are issued as limited purchase payment variable deferred annuity contracts.

•	The Target Value does not lock in any Contract Value gains that occur between Rider Anniversaries.

•	The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.

Allianz VisionSM Prospectus – July 22, 2013
Appendix E

97

REMOVING A TARGET DATE BENEFIT

You can remove a Target Date Benefit from your Contract while the Contract Value is positive. If you select the No Withdrawal Charge Option, you can only remove a Target Date Benefit if you can simultaneously replace it with Income Protector (see section 11, Selection of Optional Benefits – Replacing Optional Benefits).

You can remove a Target Date Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Target Date Benefit’s additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

On the rider termination date, the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

TARGET VALUE DATES

Target Date Benefits guarantee that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this appendix). You selected the initial Target Value Date when you selected your benefit. The earliest available initial Target Value Date under Target Date Retirement Benefit is the seventh Rider Anniversary, and under Target Date 10 Benefit it is the tenth Rider Anniversary. The latest date under both benefits is the Rider Anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). Additional Target Value Dates occur on each subsequent Rider Anniversary after the initial Target Value Date while your benefit is in effect.

For example, you purchased a Contract with Target Date Retirement Benefit as the sole Owner on September 1, 2009 and you were age 70. The earliest available initial Target Value Date is December 1, 2016 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2016), subsequent Target Value Dates would occur on December 1st in 2017, 2018, 2019, etc.

At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals the Target Value. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and penalty tax.

We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.

Allianz VisionSM Prospectus – July 22, 2013
Appendix E

98

Initial Target Value Date Resets

You can reset the initial Target Value Date before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is seven Rider Anniversaries after we process your request under Target Date Retirement Benefit, or ten Rider Anniversaries after we process your request under Target Date 10 Benefit. The latest available initial Target Value Date is the Rider Anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request. On the reset date, we change the Target Value to equal the Contract Value determined at the end of the last Business Day before the reset date.

Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payments allocation instructions and they must comply with the current maximum allowable allocations.

TARGET VALUE

The Target Value determines if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while your benefit is in effect.

If the rider effective date is the Issue Date, the Target Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Target Value is initially equal to the Contract Value at the end of the prior Business Day. If you reset the initial Target Value Date, the Target Value is equal to the Contract Value at the end of the last Business Day before the reset date.

At the end of each Business Day, we adjust the Target Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Contract Anniversary, we compare the Target Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Target Value to equal this Contract Value if it is greater.

NOTE: For Bonus Option Contracts, bonus amounts are not included in the parts of the Target Value based on Purchase Payments until they are vested, and are also not included in the parts of this value that are based on Contract Value.

Allianz VisionSM Prospectus – July 22, 2013
Appendix E

99

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under your Target Date Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Target Date Benefit’s guarantees, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.

We established your Contract’s Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them. We may add, remove or substitute Investment Options from these groups. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send your written notice 30 days before the removal or substitution date.

TABLE 1: Investment Option Groups
Group A (1)
AZL Columbia Small Cap Value Fund AZL Federated Clover Small Value Fund AZL Morgan Stanley Global Real Estate Fund AZL MVP Fusion Growth Fund AZL Oppenheimer Discovery Fund
AZL Schroder Emerging Markets Equity Fund
AZL Small Cap Stock Index Fund
Davis VA Financial Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
PIMCO VIT CommodityRealReturn Strategy Portfolio

(1)If your rider effective date is before January 26, 2009:  AZL MVP Fusion Growth Fund and Franklin Templeton VIP Founding Funds Allocation Fund are included in the Group X Investment Options instead of in the Group A Investment Options; and Franklin Income Securities Fund is included in the Group Y Investment Options instead of in the Group A Investment Options.

Group B
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Davis New York Venture Fund
AZL Dreyfus Research Growth Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund

AZL MFS Investors Trust Fund
AZL MFS Value Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL S&P 500 Index Fund
Mutual Shares Securities Fund
PIMCO EqS Pathfinder Portfolio
Templeton Growth Securities Fund

Group X	Group Y
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
AZL MVP Fusion Moderate Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income Securities Fund
PIMCO VIT Global Multi-Asset Portfolio

AZL Balanced Index Strategy Fund
AZL Money Market Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL Pyramis Core Bond Fund
Franklin High Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

Allianz VisionSM Prospectus – July 22, 2013
Appendix E

100

The maximum allowed Contract Value allocation for Investment Option Groups A, B and X is as follows. The minimum required Contract Value for Investment Option Group Y appears in Table 3 on the next page.

TABLE 2

Maximum % of Contract Value Allowed in the combined Investment Option Groups A, B and X
Based on the Number of Rider Years* to the Initial Target Value Date
and the Comparison of Contract Value (CV) to the Target Value (TV)

Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
28+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
24	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
23	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
22	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
21	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
20	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
19	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
18	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
17	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
16	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
15	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%
14	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%
13	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%
12	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%
11	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%
10	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%
9	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%
8	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%
7	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
6	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
5	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
4	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
3	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
2	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
1	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
Initial Target Value Date and beyond	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven rider years and four months away from your initial Target Value Date, in this table you are eight rider years from the initial Target Value Date.

Allianz VisionSM Prospectus – July 22, 2013
Appendix E

101

The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A, B and X as follows.

TABLE 3
When the maximum % of Contract Value allowed in the combined Groups A, B and X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B, X and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.

If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 35% or less to the Investment Options in the combined Groups A, B and X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.

Determining the Maximum Allowed and Minimum Required Group Allocation

Combined Groups A, B and X. The new maximum allowed allocation for Groups A, B, and X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this appendix).

Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A, B and X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.

Combined Groups B and X. The new maximum allowed allocation for Groups B and X is the new maximum allowed allocation for Groups A, B and X, less the new required allocation for Group A, computed as described next in this appendix.

Allianz VisionSM Prospectus – July 22, 2013
Appendix E

102

Determining the Required Group Allocation

On the rider effective date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.

1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.

2.
Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for combined Groups B and X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Groups B and X to equal the new maximum allowed allocation. We then take the excess from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowed allocation) and apply it to Group Y.

3.
Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.

a)
If your future allocation instructions for combined Groups B and X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Groups B and X, plus the excess from Group A, subject to the new maximum allowed allocation for the combined Groups B and X. We then apply any remaining excess allocation from Group A to Group Y.

b)
If your future allocation instructions for combined Groups B and X are greater than or equal to the new maximum allowed allocation for these groups, then we decrease the new required allocation for Groups B and X to equal the new maximum allowed allocation. We then take any excess allocation from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for combined Groups B and X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.

Determining the Required Allocation for Each Investment Option

We rebalance your Investment Options’ Contract Value on each Quarterly Anniversary using the formula: a x (b / c)

where:

a =	The new required group allocation for the current Quarterly Anniversary.

b =	The required allocation for each Investment Option at the end of the prior Business Day.

c =	The required group allocation at the end of the prior Business Day.

We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

NOTE:

•	For Bonus Option Contracts, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.

•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A, B and X by more than 15%.

•	Unless the maximum allowed allocation for combined Groups A, B, and X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.

•
We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

•	Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A, B and X never increases.

•	If you allocate less than the maximum allowed to combined Groups A, B and X, you may be subject to fewer Investment Option reallocations.

Allianz VisionSM Prospectus – July 22, 2013
Appendix E

103

WHEN A TARGET DATE BENEFIT ENDS

Your Target Date Benefit ends upon the earliest of the following.

•	The Business Day we process your request to remove your benefit from your Contract (the rider termination date).

•
The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse (or civil union partner for riders issued in New Jersey) elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse (or civil union partner for riders issued in New Jersey) elects to receive payout of the death benefit, then your Target Date Benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•	When the Contract ends.

Allianz VisionSM Prospectus – July 22, 2013
Appendix E

104

APPENDIX F – ORIGINAL QUARTERLY VALUE DEATH BENEFIT

The original Quarterly Value Death Benefit was available from May 1, 2007 through April 30, 2010. The only difference between this benefit and the benefit discussed in section 11.c, Quarterly Value Death Benefit is that the benefit in section 11.c also requires selection of Investment Protector or Income Protector.

APPENDIX G – PREVIOUS VERSIONS OF INCOME PROTECTOR AND INVESTMENT PROTECTOR

The benefit version identifier (for example, (05.11)) is located in your rider.

INCOME PROTECTOR

Income Protector (07.12) – available from July 23, 2012 through October 12, 2012.

Income Protector (05.12) – available from April 30, 2012 through July 20, 2012.

Income Protector (01.12) in all states except Oregon – available from January 23, 2012 through April 27, 2012.

Income Protector (01.12) Oregon only – available from February 22, 2012 through April 27, 2012.

Income Protector (05.11) in all states except Oregon – available from May 2, 2011 through January 20, 2012.

Income Protector (05.11) Oregon only – available from May 2, 2011 through February 21, 2012.

Income Protector (05.10) – available from May 3, 2010 through April 29, 2011.

Income Protector (08.09) – available from July 22, 2009 through April 30, 2010.

For Income Protector (07.12), (05.12), and (01.12) the current rider charge is 1.20% for both single and joint Lifetime Plus Payments. For Income Protector (05.11), (05.10) and (08.09) the current rider charge is 1.15% for single Lifetime Plus Payments and 1.30% for joint Lifetime Plus Payments.

For Income Protector (07.12), (05.12), (01.12), (05.11) and (05.10) the exercise age is age 60. For Income Protector (08.09) the exercise age is age 65.

For Income Protector (07.12), (05.12), and (01.12) the Annual Maximum Lifetime Plus Payment Table is as follows:

Annual Maximum Lifetime Plus Payment Table For Income Protector (07.12), (05.12), and (01.12)
Age of the Covered Person for single Lifetime Plus Payments	Annual maximum Lifetime Plus Payment percentage	Age of the younger Covered Person for joint Lifetime Plus Payments	Annual maximum Lifetime Plus Payment percentage
60 – 64	4.0%	60 – 64	3.5%
65 – 79	4.5%	65 – 79	4.0%
80+	5.5%	80+	5.0%

For Income Protector (05.11) and (05.10) the Annual Maximum Lifetime Plus Payment Table is as follows:

Annual Maximum Lifetime Plus Payment Table for the Income Protector (05.11) and (05.10)
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
60 – 64	4.0%
65 - 79	4.5%
80+	5.5%

Allianz VisionSM Prospectus – July 22, 2013
Appendix F & G

105

For Income Protector (08.09) the Annual Maximum Lifetime Plus Payment Table is as follows:

Annual Maximum Lifetime Plus Payment Table for the Income Protector (08.09)
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
65 - 79	4.5%
80+	5.5%
For Income Protector (07.12), the Annual Increase percentage is 5%. For Income Protector (05.12), the Annual Increase percentage is 7%. For Income Protector (01.12), (05.11), (05.10) and (08.09) the Annual Increase percentage is 8%.

For Income Protector (07.12), (05.12), (01.12) and (05.11) the number of guarantee years is 30. For Income Protector (05.10) and (08.09) the number of guarantee years is 20.

The available Investment Options for Income Protector (07.12), (05.12), and (01.12) are as follows:

Income Protector (07.12), (05.12), and (01.12) available Investment Options
AZL Money Market Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Allocation Fund
AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Invesco Equity and Income Fund
AZL Pyramis Core Bond Fund

Franklin Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

The available Investment Options for Income Protector (05.11), (05.10) and (08.09) are as follows:

Income Protector (05.11), (05.10) and (08.09) available Investment Options
AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
AZL Money Market Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL Pyramis Core Bond Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio

Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

Allianz VisionSM Prospectus – July 22, 2013
Appendix G

106

INVESTMENT PROTECTOR

Investment Protector (01.12) – available from January 23, 2012 through July 6, 2012.

Investment Protector (05.10) – available from May 3, 2010 through January 20, 2012.

Investment Protector (08.09) – available from July 22, 2009 through April 30, 2010.

For Investment Protector (01.12) the current rider charge is 0.95%; for (05.10) the current rider charge is 0.90%; and for (08.09), the current rider charge is 0.80%.

For Investment Protector (01.12) and (05.10), the guarantee percentage we use to calculate the Target Value is 100%. For Investment Protector (08.09), the guarantee percentage we use to calculate the Target Value is 95%.

For Investment Protector (01.12), (05.10), and (08.09), the Investment Option Groups and information on Investment Option allocation and transfer restrictions and quarterly rebalancing is as follows:

TABLE 1: Investment Protector Investment Option Groups
Group A
AZL Columbia Small Cap Value Fund AZL Federated Clover Small Value Fund AZL Morgan Stanley Global Real Estate Fund AZL MVP Fusion Growth Fund AZL Oppenheimer Discovery Fund
AZL Schroder Emerging Markets Equity Fund
AZL Small Cap Stock Index Fund
Davis VA Financial Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
PIMCO VIT CommodityRealReturn Strategy Portfolio

Group B
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Davis New York Venture Fund
AZL Dreyfus Research Growth Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund

AZL MFS Investors Trust Fund
AZL MFS Value Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL S&P 500 Index Fund
Mutual Shares Securities Fund
PIMCO EqS Pathfinder Portfolio
Templeton Growth Securities Fund

Group X	Group Y
AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income Securities Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Multi-Asset Portfolio

AZL Money Market Fund
AZL Pyramis Core Bond Fund
Franklin High Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

Allianz VisionSM Prospectus – July 22, 2013
Appendix G

107

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in Groups A and B/X based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then use Table 2 value in the first column of Table 3 on the next page to determine the maximum Contract Value you can allocate to Investment Options in Group A and the minimum required in Group Y. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in Groups A and B/X, up to 20% in Group A, and you must have at least 30% in Group Y.

TABLE 2 : Investment Protector
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

Allianz VisionSM Prospectus – July 22, 2013
Appendix G

108

The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A and B/X as follows.

TABLE 3: Investment Protector
When the maximum % of Contract Value allowed in Groups A and B/X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
30%	5%	70%
25%	5%	75%
20%	5%	80%
15%	5%	85%
10%	5%	90%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B/X, and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.

If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 10% or less to the Investment Options in the combined Groups A and B/X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.

Determining the Maximum Allowed and Minimum Required Group Allocation

Combined Groups A and B/X. The new maximum allowed allocation for Groups A and B/X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).

Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A and B/X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.

Group B/X. The new maximum allowed allocation for Group B/X is the new maximum allowed allocation for Groups A and B/X, less the new required allocation for Group A, computed as described next in this section.

Allianz VisionSM Prospectus – July 22, 2013
Appendix G

109

Determining the Required Group Allocation

On the Rider Effective Date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.

1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.

2.
Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for Group B/X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Group B/X to equal the new maximum allowed allocation. We then take the excess from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowed allocation) and apply it to Group Y.

3.
Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.

a)
If your future allocation instructions for Group B/X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Group B/X, plus the excess from Group A, subject to the new maximum allowed allocation for the Group B/X. We then apply any remaining excess allocation from Group A to Group Y.

b)
If your future allocation instructions for Group B/X are greater than or equal to the new maximum allowed allocation for this group, then we decrease the new required allocation for Group B/X to equal the new maximum allowed allocation. We then take any excess allocation from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for Group B/X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.

Determining the Required Allocation for Each Investment Option

We rebalance your Investment Options’ Contract Value on each Quarterly Anniversary using the formula: a x (b / c)

where:

a =	The new required group allocation for the current Quarterly Anniversary.

b =	The required allocation for each Investment Option at the end of the prior Business Day.

c =	The required group allocation at the end of the prior Business Day.

We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

NOTE:

•	For Contracts with the Bonus Option, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.

•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A and B/X by more than 15%.

•	Unless the maximum allowed allocation for combined Groups A and B/X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.

•
We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

•	Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A and B/X never increases.

•	If you allocate less than the maximum allowed to combined Groups A and B/X, you may be subject to fewer Investment Option reallocations.

Allianz VisionSM Prospectus – July 22, 2013
Appendix G

110

APPENDIX H – CHARGE LOCK OPTION EXAMPLES

These hypothetical examples show how Income Protector may be affected if you select the Charge Lock Option rider. These examples are intended to help you understand the Charge Lock Option rider and are not intended to display values specific to any Contract.

This hypothetical example assumes you have yet not begun Lifetime Plus Payments, and do not choose to do so on the Charge Lock Date. Your Benefit Base on the Charge Lock Date (which is also your Last Increase Date) is $100,000, and the simple interest on your Annual Increase is 6%. Your current Income Protector rider charge is 1.20%, and we notify you that we intend to increase your rider charge to 1.45%. Assuming your Contract Value is never greater than your Annual Increase, the amount you would pay for the rider charge for one year would be $1,227 based on a 1.20% rider charge and a 6% simple interest increase to the Benefit Base. You are the only Covered Person, your current age is 66, and the current payment percentage for ages 65-79 is 4.5%.

If you accept the rider charge increase, your Annual Increase continues receiving 6% annual simple interest, 1.5% each quarter. Assuming your Contract Value is never greater than your Annual Increase, your Benefit Base on the next rider anniversary will be $106,000 and the available annual maximum Lifetime Plus Payment at that time would be $4,770 (4.5% x $106,000). The amount you pay for the annual rider charge for this next year will increase to $1,483 based on the 6% simple interest increase to your Benefit Base and the increase to the rider charge.

If instead you select the Charge Lock Option rider, we subtract 1% from the current payment percentage, so the new payment percentage for ages 65-79 will be 3.5%. Your Annual Increase will not receive simple interest after the Charge Lock Date. If you were to exercise Income Protector your annual maximum Lifetime Plus Payment will be $3,500 (3.5% x $100,000). This is a loss in payment of $1,270, and these Lifetime Plus Payments can never increase. Finally, the amount you pay for the annual rider charge will be $1,200 (1.20% x $100,000) and your rider charge percentage will never change.

In this example, if you select the Charge Lock Option rider instead of accepting the rider charge increase, your rider charge does not increase ($283 savings). However, your Lifetime Plus Payment decreases by $1,270.

Allianz VisionSM Prospectus – July 22, 2013
Appendix H

111

FOR SERVICE OR MORE INFORMATION

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:

Public Reference Section of the Commission

100 F Street, NE

Washington, DC 20549

OUR SERVICE CENTER

If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.

Allianz Life Insurance Company of North America
P.O Box 561
Minneapolis, MN 55440-0561
To send a check for an additional Purchase Payment (for Contracts issued on or after August 17, 2009 and Contracts issued in Connecticut, Florida, and New Jersey), please mail to us as follows:

REGULAR MAIL
Allianz Life Insurance Company of North America
NW5989
P.O. Box 1450
Minneapolis, MN 55485-5989

OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of North America
NW5989
1801 Parkview Drive
Shoreview, MN 55126

NOTE: Checks sent to the wrong address for additional Purchase Payments are forwarded to the 1801 Parkview Drive address listed above, which may delay processing.

Allianz VisionSM Prospectus – July 22, 2013

112

PART B – SAI

STATEMENT OF ADDITIONAL INFORMATION

ALLIANZ VISIONSM

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT

Issued on or prior to April 29, 2011 by

ALLIANZ LIFE® VARIABLE ACCOUNT B (the Separate Account) and

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (Allianz Life, we, us, our)

This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:

Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416
(800) 624-0197

Table of Contents

Allianz Life…………………………………………………………….	2	Income Tax Withholding……………………………..	9
Experts…………………………………………………………………	2	Multiple Contracts…………………………………….	9
Legal Opinions………………………………………………………..	2	Partial 1035 Exchanges………………………………	9
Distributor……………………………………………………………..	2	Assignments, Pledges and Gratuitous Transfers….	9
Federal Tax Status…………………………………………………..	3	Death Benefits…………………………………………	9
Annuity Contracts in General……………………………………	3	Federal Estate Taxes…………………………………	10
Taxation of Annuities in General………………………………..	3	Generation-Skipping Transfer Tax………………….	10
Qualified Contracts……………………………………………….	4	Foreign Tax Credits…………………………………..	10
Purchasing a Qualified Contract………………………………..	5	Possible Tax Law Changes………………………….	10
Distributions Qualified Contracts………………………………..	6	Accumulation Unit Values………………………………	10
Distributions Non-Qualified Contracts………………………….	7	Annuity Payments………………………………………..	11
Required Distributions……………………………………………	7	Annuity Payment Options……………………………	11
Withholding………………………………………………………..	8	Annuity Units/Calculating Variable Annuity
Diversification……………………………………………………..	8	Payments………………………….…………….	13
Owner Control…………………………………………………….	8	Financial Statements…………………………………….	13
Contracts Owned by Non-Individuals…………………………..	8	Appendix A – Death of the Owner and/or Annuitant…	14
Annuity Purchases by Nonresident Aliens and Foreign		Appendix B – Condensed Financial Information	16
Corporations…………………………………………………...	8

Dated: July 22, 2013

VIS(LEG)SAI-0713

Allianz VisionSM Statement of Additional Information – July 22, 2013

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS

The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2012 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2012 and 2011 and for each of the years in the three-year period ended December 31, 2012, are included in Part C of the Registration Statement in reliance upon the report of KPMG LLP, independent registered public accounting firm, also included in Part C, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, MN.

LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor.

We pay commissions for Contract sales. Allianz Life Financial passes through most of the commissions it receives to the selling firms. Allianz Life Financial received commissions for contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

Calendar Year	Aggregate Amount of Commissions Paid to Allianz Life Financial	Aggregate Amount of Commissions Retained by Allianz Life Financial After Payments to Selling Firms
2010	$220,761,073.60	$0
2011	$264,909,554.57	$0
2012	$256,459,224.79	$0
Allianz Life Financial sells contracts issued by Allianz Life primarily through “wholesaling,” in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 901 retail broker/dealers to sell its contracts. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 44 broker-dealer firms. These payments vary in amount. In 2012, the five firms receiving the largest payments, ranging from $818,525 to $5,094,835, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

Allianz VisionSM Statement of Additional Information – July 22, 2013

Firm Name
LPL Financial Network
The Advisor Group Network
Wells Fargo Network
National Planning Holdings
HD Vest Investment Services

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract.

TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract’s cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Allianz VisionSM Statement of Additional Information – July 22, 2013

QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract does not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

Types of Qualified Contracts

We may issue the following types of Qualified Contracts.

•
Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. You cannot make contributions once the Owner reaches age 70½. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.

•
Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.

Conversions to a Roth IRA from a Traditional IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% federal penalty tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).

Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).

Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% federal penalty tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.

•
Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA Contracts must satisfy the required minimum distribution rules that apply to a beneficiary. Inherited IRA Contracts are not currently available under this Contract. However, that may change in the future.

•
Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

Qualified Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.

Allianz VisionSM Statement of Additional Information – July 22, 2013

If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

PURCHASING A QUALIFIED CONTRACT

The Contract is designed to be used under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The tax rules regarding qualified plans are very complex and have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex.

Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes – Distributions – Qualified Contracts.

Allianz VisionSM Statement of Additional Information – July 22, 2013

DISTRIBUTIONS – QUALIFIED CONTRACTS

Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:

1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);

3)	after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

4)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;

5)	distributions made on account of an IRS levy upon the Qualified Contract;

6)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

7)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;

8)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);

9)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and

10)
a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% federal penalty tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.

Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70½. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70½ or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70½ or older, you should consult with a tax adviser before taking a partial withdrawal.

Allianz VisionSM Statement of Additional Information – July 22, 2013

DISTRIBUTIONS – NON-QUALIFIED CONTRACTS

You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Annuity Payments.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take an annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) should be treated as annuity payments (and not withdrawals) for tax purposes. Upon annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid your total Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:

1)	paid on or after you reach age 59½;

2)	paid after you die;

3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);

4)	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5)	paid as annuity payments under an immediate annuity; or

6)	that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% federal penalty tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.

REQUIRED DISTRIBUTIONS

Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Owner dies on or after a Full Annuitization, but before distribution of the entire Contract’s interest, the entire Contract’s interest must be distributed at least as rapidly as under the distribution method being used as of the Owner’s date of death; and (b) if any Owner dies before a Full Annuitization, the Contract’s entire interest must be distributed within five years after the Owner’s date of death. These requirements are satisfied as to any part of an Owner’s interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary’s life, or over a period not extending beyond that Beneficiary’s life expectancy, provided that distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse can continue the Contract as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.

Other rules may apply to Qualified Contracts.

Allianz VisionSM Statement of Additional Information – July 22, 2013

WITHHOLDING

Annuity distribution recipients are generally subject to federal income tax withholding. Recipients can, however, generally choose not to have this tax withheld unless withholding is required in their state.

“Eligible rollover distributions” from qualified plans are subject to a mandatory 20% federal income tax withholding. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except required minimum distributions required by the Code, a series of substantially equal periodic payments made for life or ten years or more, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

DIVERSIFICATION

Code Section 817(h) imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department (Treasury Department). If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. The Code contains a safe harbor provision which provides that annuity contracts, such as this Contract, meet the diversification standards if, as of the end of each quarter, the Contract’s underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

Treasury regulations (Treasury Reg. 1.817-5) amplify the Code’s diversification standards for variable contracts and provide an alternative to this safe harbor provision. We intend that all Contract Investment Options be managed by the investment advisers so that they comply with these diversification standards.

OWNER CONTROL

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner’s control of the Separate Account’s investments may cause the Owner to be treated as the owner of the Separate Account’s assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account’s assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contracts’ features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.

CONTRACTS OWNED BY NON-INDIVIDUALS

When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Allianz VisionSM Statement of Additional Information – July 22, 2013

INCOME TAX WITHHOLDING

Any part of a distribution that is included in the Owner’s gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:

•
a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or

•	required minimum distributions; or

•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or

•	hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

MULTIPLE CONTRACTS

Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution’s tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distribution from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

PARTIAL 1035 EXCHANGES

Code Section 1035 provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. IRS guidance however, confirmed that the direct transfer of a part of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before partial exchanging an annuity contract.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. Qualified Contracts generally cannot be assigned or pledged. The Contract’s tax basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than in their spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract’s tax basis at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income.

The transfer or assignment of Contract ownership, the designation of an Annuitant, the selection of certain Income Dates, or a Contract exchange may result in other tax consequences that are not discussed here. An Owner should consult a tax adviser before requesting a transfer, assignment, or exchange.

DEATH BENEFITS

Any death benefit is taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

Allianz VisionSM Statement of Additional Information – July 22, 2013

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Contract’s federal estate tax implications, an Owner should keep in mind the annuity contract’s value payable to a Beneficiary upon the Owner’s death is included in the deceased Owner’s gross estate. Depending on the annuity contract, the annuity’s value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

The Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract’s tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

ACCUMULATION UNIT VALUES

Each Business Day we determine each subaccount’s accumulation unit value by multiplying the prior Business Day’s accumulation unit value by the net investment factor for the current Business Day. We calculate each accumulation unit value after regular trading on the New York Stock Exchange closes each Business Day. We determine the net investment factor by:

•	Adding declared distributions (daily interest, dividends, long term gains and short term gains) for an Investment Option to its net asset value (NAV).

•	That result is then divided by the NAV the end of the prior business day to determine the overall daily performance in the Investment Option.

•	That calculation is then multiplied by one minus the current Business Day’s mortality and expense risk charge and any additional calendar days since the prior Business Day.

Allianz VisionSM Statement of Additional Information – July 22, 2013

ANNUITY PAYMENTS

We base Annuity Payments on your Contract Value. We guarantee the dollar amount of fixed Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. If you request fixed Annuity Payments, the amount of Contract Value that you apply to fixed Annuity Payments is placed in our general account and does not participate in the Investment Options’ performance. Fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. Your Contract’s fixed Annuity Payment rates are guaranteed and we cannot use lower rates.

Variable payments are not predetermined and the dollar amount varies with your selected Investment Options’ performance. We use annuity units to determine your variable Annuity Payment amount.

Annuity Payments end upon the earliest of the following.

•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

•	When the Contract ends.

ANNUITY PAYMENT OPTIONS

The Annuity Payment Options are briefly described in prospectus section 11 – The Annuity Phase, and we included additional information that you may find helpful here.

Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment.

Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available under a Partial Annuitization.

Allianz VisionSM Statement of Additional Information – July 22, 2013

Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available under a Partial Annuitization.

Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.

For variable Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}

where:

(A) =	annuity unit value of the subaccount for that given Investment Option when due proof of the Annuitant’s death is received at our Service Center.

(B) =	The amount applied to variable Annuity Payments on the Income Date.

(C) =	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.

(D) =	The number of annuity units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant’s death is received at our Service Center.

(E) =	Dollar value of first variable Annuity Payment.

(F) =	Number of variable Annuity Payments made since the Income Date.

We base this calculation upon the allocation of annuity units actually in force at the time due proof of the Annuitant’s death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

Allianz VisionSM Statement of Additional Information – July 22, 2013

EXAMPLE

•	The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).

•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).

•
The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is:  $6.15 x ($100,000 / $1,000) = $615 (item “E”).

•	Assume the annuity unit value on the Income Date is $12, then the number of annuity units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item “D”).

•
The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item “F”) and the annuity unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).

We calculate the refund as follows:

(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =

10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS

The first variable Annuity Payment is equal to the Contract Value you apply to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for your selected Annuity Option.

We then purchase a fixed number of annuity units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among your selected Investment Options’ subaccounts according to your future Purchase Payment allocation instructions. We then divide the Annuity Payment amount in each subaccount by the subaccount’s annuity unit value.

We determine the annuity unit value on each Business Day as follows:

•	we multiply the annuity unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and

•	divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual assumed investment rate (AIR) adjusted to reflect the number of calendar days that lapsed since the immediately preceding Business Day. We allow an AIR of 3%, 5% or 7% based on your selection and applicable state law.

Thereafter, the number of subaccount annuity units remains unchanged unless you make a transfer. However, the number of annuity units changes if Annuity Option 3 is in effect, one Annuitant dies, and you requested Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect your selected payment frequency.

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the subaccount’s number of annuity units by the annuity unit value on the payment date.

FINANCIAL STATEMENTS

The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2012 are included in Part C of the Registration Statement and are incorporated herein by reference. The financial statements should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2012 are also included in Part C of the Registration Statement and are incorporated herein by reference.

Allianz VisionSM Statement of Additional Information – July 22, 2013

APPENDIX A – DEATH OF THE OWNER AND/OR ANNUITANT

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. If you have the Income Protector rider (05.12) issued in California, Lifetime Plus Payments end as described in prospectus section 11.a, Income Protector. For all other Lifetime Benefits or Income Protector riders, Lifetime Plus Payments end as described here.

UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract applied to Annuity Payments
•   We pay a death benefit to the Beneficiary unless the surviving spouse continues the Contract.(1) If the surviving spouse continues the Contract, they become the new Owner and the Accumulation Phase continues for the remainder of their lifetime.
•   If you selected a Lifetime Benefit or Income Protector with:
–   single Lifetime Plus Payments, the benefit ends; or
–   joint Lifetime Plus Payments, the benefit ends unless the surviving spouse who is also a Covered Person continues the Contract.

•   The Beneficiary becomes the Owner.
•   If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•   If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–  Annuity Option 1 or 3, payments end.
–  Annuity Option 2 or 4, payments end on the earlier of the end of the guaranteed period or the payment of any lump sum.
–  Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•   If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

(1)  If the surviving spouse continues the Contract, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the end of the Business Day we receive a Valid Claim.

UPON THE DEATH OF A JOINT OWNER (NOTE: Joint Owners cannot take Partial Annuitizations)
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract applied to Annuity Payments
•   The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
•   We pay a death benefit to the surviving Joint Owner.(1)
•   If you selected a Lifetime Benefit or Income Protector with:
–  single Lifetime Plus Payments and the Joint Owners were not spouses, the benefit ends even if the Covered Person is still alive;
–  single Lifetime Plus Payments and the Joint Owners were spouses, the benefit ends unless the surviving spouse who is also the Covered Person continues the Contract; or
–  joint Lifetime Plus Payments, the benefit ends unless the surviving spouse who is also a Covered Person continues the Contract.(2)

•   The surviving Joint Owner becomes the sole Owner.
•   If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•   If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–  Annuity Option 1 or 3, payments end.
–  Annuity Option 2 or 4, payments end on the earlier of the end of the guaranteed period or the payment of any lump sum.
–  Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•   If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

(1) If the surviving Joint Owner is the deceased’s spouse, and continues the Contract, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the end of the Business Day we a Valid Claim. If both Joint Owners die before we pay the death benefit, we pay any contingent Beneficiaries, or the estate of the Joint Owner who died last if there are no contingent Beneficiaries.
(2) If the surviving spouse continues the Contract after the Benefit Date, the annual maximum payment may increase based on the age of the surviving Covered Person and the current Contract Value.

Allianz VisionSM Statement of Additional Information – July 22, 2013

UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract applied to Annuity Payments
•   If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of an Owner; we pay the Beneficiary(1) a death benefit, and a new Annuitant cannot be named.
•   If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.
•   If the deceased Annuitant was a sole Owner, we pay a death benefit to the Beneficiary unless the surviving spouse continues the Contract.(1)
•   If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We pay a death benefit to the surviving Joint Owner.(2)
•   If you selected a Lifetime Benefit or Income Protector with:
–  single Lifetime Plus Payments and the Contract is solely owned or owned by a non-individual, the benefit ends;
–  single Lifetime Plus Payments and the Contract is jointly owned by non-spouses, the benefit ends, even if the Covered Person is still alive;
–  single Lifetime Plus Payments and the Contract is jointly owned by spouses, the benefit ends, unless the surviving spouse who is also the Covered Person continues the Contract;(3) or
–  joint Lifetime Plus Payments, the benefit ends, unless the surviving spouse who is also a Covered Person continues the Contract.(3)

•   Annuity Payments end or continue as follows.
–  Annuity Option 1 or 3, payments end.
–  Annuity Option 2 or 4, payments end on the earlier of the end of the guaranteed period or the payment of any lump sum.
–  Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•   If the deceased was a sole Owner, the Beneficiary becomes the Owner if the Contract continues.
•   If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.

(1)  If the Beneficiary is the deceased’s spouse, and continues the Contract as the new Owner, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the end of the Business Day we receive a Valid Claim.
(2)  If the surviving Joint Owner is the deceased’s spouse, and continues the Contract we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the end of the Business Day we receive a Valid Claim. If both Joint Owners die before we pay the death benefit, we pay any contingent Beneficiaries, or the estate of the Joint Owner who died last if there are no contingent Beneficiaries.
(3)  If the surviving spouse continues the Contract after the Benefit Date, then Lifetime Plus Payments continue at the prior amount. For joint Lifetime Plus Payments, the annual maximum payment may increase based on the age of the surviving Covered Person and the current Contract Value.

UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: We only allow joint Annuitants on Full Annuitization)
•   Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Option 3 payments end on the death of the surviving joint Annuitant. Under Annuity Option 4 payments end on the later of the death of the surviving joint Annuitant or the end of the guaranteed period. However, if both joint Annuitant’s die before the end of the guaranteed period and the Owner chooses to take a lump sum payment, Annuity Payments end with the lump sum payment.
• No death benefit is payable. • If the deceased was a sole Owner, the Beneficiary becomes the Owner. • If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

Allianz VisionSM Statement of Additional Information – July 22, 2013

APPENDIX B – CONDENSED FINANCIAL INFORMATION

The financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.

Accumulation unit value (AUV) information corresponding to the highest and lowest combination of M&E charges for the Contract as of the end of the most recent calendar year are found in the prospectus – Appendix B. A separate rider charge may also apply to your Contract if you select Income Protector or Investment Protector, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. AUV information for the additional combinations of charges are found below.

This information should be read in conjunction with the financial statements and related Separate Account notes that are included in Part C of the Registration Statement.

Key to Benefit Option*		M&E Charge
VISB 1	Allianz Vision – Contract with Bonus Option	1.70%
VISB 10	Allianz Vision – Contract with Bonus Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with Bonus Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.95%
VISB 11	Allianz Vision – Contract with Bonus Option and Target Date Retirement Benefit	2.10%
VISB 13	Allianz Vision – Contract with Bonus Option, Quarterly Value Death and joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	3.10%
VISB 14	Allianz Vision – Contract with Target Date 10 Benefit and Quarterly Value Death Benefit (issued January 26, 2009 and after); and Contract with Bonus Option and theTarget Date 10 Benefit (issued January 26, 2009 and after)	2.25%
VISB 2	Allianz Vision – Contract with Bonus Option and Quarterly Value Death Benefit	2.00%
VISB 3	Allianz Vision – Contract with Bonus Option, Quarterly Value Death Benefit and Target Date Retirement Benefit; Contract with Bonus Option and single Lifetime Plus Payments under Lifetime Plus Benefit; and Contract with Bonus Option and single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.40%
VISB 4	Allianz Vision – Contract with Bonus Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus Benefit; and Contract with Bonus Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.70%
VISB 5	Allianz Vision – Contract with Bonus Option and joint Lifetime Plus Payments under Lifetime Plus Benefit; Contract with Bonus Option and joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin), or Contract with Bonus Option, Target 10 Benefit, and Quarterly Value Death Benefit (issued January 26, 2009 and after)	2.55%
VISB 6	Allianz Vision – Contract with Bonus Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus Benefit; and Contract with Bonus Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.85%
VISB 7	Allianz Vision – Contract with Bonus Option and single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin)	2.50%
VISB 8	Allianz Vision – Contract with Bonus Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with Bonus Option, and joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.80%
VISB 9	Allianz Vision – Contract with Bonus Option and joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with Bonus Option and single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.65%

Allianz VisionSM Statement of Additional Information – July 22, 2013

Key to Benefit Option*		M&E Charge
VISC 1	Allianz Vision – Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit and Target Date Retirement Benefit; Contract with No Withdrawal Charge Option and single Lifetime Plus Payments under Lifetime Plus Benefit; and Contract with No Withdrawal Charge Option and single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.45%
VISC 10	Allianz Vision – Contract with No Withdrawal Charge, Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	3.00%
VISC 11	Allianz Vision – Contract with Target Date 10 Benefit and No Withdrawal Option (issued January 26, 2009 and after)	2.30%
VISC 12	Allianz Vision – Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	3.15%
VISC 13	Allianz Vision – Contract with No Withdrawal Charge Option	1.75%
VISC 2	Allianz Vision – Contract with No Withdrawal Charge, Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus Benefit; and Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.75%
VISC 3	Allianz Vision – Contract with No Withdrawal Charge and joint Lifetime Plus Payments under Lifetime Plus Benefit; Contract with No Withdrawal Charge Option and joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin); and Contract with Target Date 10 Benefit, No Withdrawal Charge Option and Quarterly Value Death Benefit	2.60%
VISC 4	Allianz Vision – Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus Benefit; and Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.90%
VISC 5	Allianz Vision – Contract with No Withdrawal Charge Option and Target Date Retirement Benefit	2.15%
VISC 7	Allianz Vision – Contract with No Withdrawal Charge Option and single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin)	2.55%
VISC 8	Allianz Vision – Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with No Withdrawal Charge Option and joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.85%
VISC 9	Allianz Vision – Contract with No Withdrawal Charge Option and joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with No Withdrawal Charge Option and single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.70%
VISI 10	Allianz Vision – Contract with Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.65%
VISI 11	Allianz Vision – Contract with Target Date Retirement Benefit	1.80%
VISI 13	Allianz Vision – Contract with Target Date 10 Benefit (issued January 26, 2009 and after)	1.95%
VISI 14	Allianz Vision – Contract with Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.80%
VISI 2	Allianz Vision – Contract with Quarterly Value Death Benefit	1.70%
VISI 3	Allianz Vision – Contract with Quarterly Value Death Benefit and Target Date Retirement Benefit; Contract with single Lifetime Plus Payments under Lifetime Plus Benefit; and Contract with single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.10%

Allianz VisionSM Statement of Additional Information – July 22, 2013

Key to Benefit Option*		M&E Charge
VISI 4	Allianz Vision – Contract with Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus Benefit; and Contract with Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.40%
VISI 5	Allianz Vision – Contract with joint Lifetime Plus Payments under Lifetime Plus Benefit; and Contract with joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.25%
VISI 6	Allianz Vision – Contract with Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus Benefit; and Contract with Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.55%
VISI 7	Allianz Vision – Contract with single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin)	2.20%
VISI 8	Allianz Vision – Contract with Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.50%
VISI 9	Allianz Vision – Contract with joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.35%
VISL 1	Allianz Vision – Contract with Short Withdrawal Charge Option	1.65%
VISL 10	Allianz Vision – Contract with Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with Short Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.90%
VISL 11	Allianz Vision – Contract with Short Withdrawal Charge Option and Target Date Retirement Benefit	2.05%
VISL 13	Allianz Vision – Contract with Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	3.05%
VISL 14	Allianz Vision – Contract with Target Date 10 Benefit and Short Withdrawal Option	2.20%
VISL 2	Allianz Vision – Contract with Short Withdrawal Charge Option and Quarterly Value Death Benefit	1.95%
VISL 3	Allianz Vision – Contract with Short Withdrawal Charge, Quarterly Value Death Benefit and Target Date Retirement Benefit; Contract with Short Withdrawal Charge Option and single Lifetime Plus Payments under Lifetime Plus Benefit; and Contract with Short Withdrawal Charge Option and single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.35%
VISL 4	Allianz Vision – Contract with Short Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus Benefit; and Contract with Short Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.65%
VISL 5	Allianz Vision – Contract with Short Withdrawal Charge Option and joint Lifetime Plus Payments under Lifetime Plus Benefit; Contract with Short Withdrawal Charge Option and joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin); and Contract with Target Date 10 Benefit, Short Withdrawal Charge Option and Quarterly Value Death Benefit	2.50%
VISL 6	Allianz Vision – Contract with Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus Benefit; and Contract with Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.80%
VISL 7	Allianz Vision – Contract with Short Withdrawal Charge Option and single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin)	2.45%

Allianz VisionSM Statement of Additional Information – July 22, 2013

Key to Benefit Option*		M&E Charge
VISL 8	Allianz Vision – Contract with Short Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with Short Withdrawal Charge Option and joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.75%
VISL 9	Allianz Vision – Contract with Short Withdrawal Charge Option and joint Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with Short Withdrawal Charge Option and single Lifetime Plus Payments under Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.60%
(Number of Accumulation Units in thousands)

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Balanced Index Strategy Fund
VISB 1 1.70%
	12/31/2009	N/A	10.029	60
	12/31/2010	10.029	10.895	575
	12/31/2011	10.895	10.970	686
	12/31/2012	10.970	11.894	664
VISB 10 2.95%
	12/31/2009	N/A	10.005	269
	12/31/2010	10.005	10.734	255
	12/31/2011	10.734	10.674	208
	12/31/2012	10.674	11.428	189
VISB 11 2.10%
	12/31/2009	N/A	10.021	397
	12/31/2010	10.021	10.843	580
	12/31/2011	10.843	10.874	769
	12/31/2012	10.874	11.743	1410
VISB 13 3.10%
	12/31/2009	N/A	10.002	17
	12/31/2010	10.002	10.715	18
	12/31/2011	10.715	10.639	12
	12/31/2012	10.639	11.374	10
VISB 14 2.25%
	12/31/2009	N/A	10.018	117
	12/31/2010	10.018	10.824	88
	12/31/2011	10.824	10.839	71
	12/31/2012	10.839	11.687	74
VISB 2 2.00%
	12/31/2009	N/A	10.023	60
	12/31/2010	10.023	10.856	289
	12/31/2011	10.856	10.898	317
	12/31/2012	10.898	11.780	337
VISB 3 2.40%
	12/31/2009	N/A	10.015	163
	12/31/2010	10.015	10.804	254
	12/31/2011	10.804	10.803	308
	12/31/2012	10.803	11.631	330
VISB 4 2.70%
	12/31/2009	N/A	10.010	24
	12/31/2010	10.010	10.766	24
	12/31/2011	10.766	10.732	21
	12/31/2012	10.732	11.520	19

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 5 2.55%
	12/31/2009	N/A	10.013	123
	12/31/2010	10.013	10.785	94
	12/31/2011	10.785	10.768	91
	12/31/2012	10.768	11.575	97
VISB 6 2.85%
	12/31/2009	N/A	10.007	4
	12/31/2010	10.007	10.747	4
	12/31/2011	10.747	10.697	5
	12/31/2012	10.697	11.465	9
VISB 7 2.50%
	12/31/2009	N/A	10.013	267
	12/31/2010	10.013	10.792	177
	12/31/2011	10.792	10.779	196
	12/31/2012	10.779	11.594	209
VISB 8 2.80%
	12/31/2009	N/A	10.008	162
	12/31/2010	10.008	10.753	174
	12/31/2011	10.753	10.709	160
	12/31/2012	10.709	11.483	165
VISB 9 2.65%
	12/31/2009	N/A	10.011	400
	12/31/2010	10.011	10.772	378
	12/31/2011	10.772	10.744	384
	12/31/2012	10.744	11.538	355
VISC 1 2.45%
	12/31/2009	N/A	10.014	11
	12/31/2010	10.014	10.798	12
	12/31/2011	10.798	10.791	17
	12/31/2012	10.791	11.612	17
VISC 10 3.00%
	12/31/2009	N/A	10.004	4
	12/31/2010	10.004	10.727	4
	12/31/2011	10.727	10.662	4
	12/31/2012	10.662	11.410	6
VISC 11 2.30%
	12/31/2009	N/A	10.017	11
	12/31/2010	10.017	10.817	14
	12/31/2011	10.817	10.827	16
	12/31/2012	10.827	11.668	13

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 12 3.15%
	12/31/2009	N/A	10.001	0
	12/31/2010	10.001	10.708	0
	12/31/2011	10.708	10.627	0
	12/31/2012	10.627	11.355	0
VISC 13 1.75%
	12/31/2009	N/A	10.028	31
	12/31/2010	10.028	10.888	140
	12/31/2011	10.888	10.958	154
	12/31/2012	10.958	11.875	127
VISC 2 2.75%
	12/31/2009	N/A	10.009	6
	12/31/2010	10.009	10.759	6
	12/31/2011	10.759	10.721	6
	12/31/2012	10.721	11.501	0
VISC 3 2.60%
	12/31/2009	N/A	10.012	3
	12/31/2010	10.012	10.779	3
	12/31/2011	10.779	10.756	3
	12/31/2012	10.756	11.557	2
VISC 4 2.90%
	12/31/2009	N/A	10.006	0
	12/31/2010	10.006	10.740	0
	12/31/2011	10.740	10.685	0
	12/31/2012	10.685	11.446	0
VISC 5 2.15%
	12/31/2009	N/A	10.020	79
	12/31/2010	10.020	10.837	49
	12/31/2011	10.837	10.862	47
	12/31/2012	10.862	11.724	52
VISC 7 2.55%
	12/31/2009	N/A	10.013	14
	12/31/2010	10.013	10.785	20
	12/31/2011	10.785	10.768	7
	12/31/2012	10.768	11.575	7
VISC 8 2.85%
	12/31/2009	N/A	10.007	67
	12/31/2010	10.007	10.747	73
	12/31/2011	10.747	10.697	69
	12/31/2012	10.697	11.465	66
VISC 9 2.70%
	12/31/2009	N/A	10.010	35
	12/31/2010	10.010	10.766	34
	12/31/2011	10.766	10.732	31
	12/31/2012	10.732	11.520	30
VISI 10 2.65%
	12/31/2009	N/A	10.011	272
	12/31/2010	10.011	10.772	251
	12/31/2011	10.772	10.744	225
	12/31/2012	10.744	11.538	217
VISI 11 1.80%
	12/31/2009	N/A	10.027	1379
	12/31/2010	10.027	10.882	1435
	12/31/2011	10.882	10.946	1549
	12/31/2012	10.946	11.856	1597

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 13 1.95%
	12/31/2009	N/A	10.024	449
	12/31/2010	10.024	10.863	514
	12/31/2011	10.863	10.910	660
	12/31/2012	10.910	11.799	727
VISI 14 2.80%
	12/31/2009	N/A	10.008	94
	12/31/2010	10.008	10.753	77
	12/31/2011	10.753	10.709	80
	12/31/2012	10.709	11.483	79
VISI 2 1.70%
	12/31/2009	N/A	10.029	84
	12/31/2010	10.029	10.895	716
	12/31/2011	10.895	10.970	1074
	12/31/2012	10.970	11.894	932
VISI 3 2.10%
	12/31/2009	N/A	10.021	423
	12/31/2010	10.021	10.843	486
	12/31/2011	10.843	10.874	483
	12/31/2012	10.874	11.743	520
VISI 4 2.40%
	12/31/2009	N/A	10.015	20
	12/31/2010	10.015	10.804	17
	12/31/2011	10.804	10.803	16
	12/31/2012	10.803	11.631	17
VISI 5 2.25%
	12/31/2009	N/A	10.018	200
	12/31/2010	10.018	10.824	211
	12/31/2011	10.824	10.839	224
	12/31/2012	10.839	11.687	223
VISI 6 2.55%
	12/31/2009	N/A	10.013	5
	12/31/2010	10.013	10.785	11
	12/31/2011	10.785	10.768	13
	12/31/2012	10.768	11.575	15
VISI 7 2.20%
	12/31/2009	N/A	10.019	370
	12/31/2010	10.019	10.830	355
	12/31/2011	10.830	10.850	337
	12/31/2012	10.850	11.705	330
VISI 8 2.50%
	12/31/2009	N/A	10.013	921
	12/31/2010	10.013	10.792	1023
	12/31/2011	10.792	10.779	997
	12/31/2012	10.779	11.594	925
VISI 9 2.35%
	12/31/2009	N/A	10.016	1259
	12/31/2010	10.016	10.811	1221
	12/31/2011	10.811	10.815	1310
	12/31/2012	10.815	11.649	1283
VISL 1 1.65%
	12/31/2009	N/A	10.030	187
	12/31/2010	10.030	10.901	1560
	12/31/2011	10.901	10.982	2065
	12/31/2012	10.982	11.913	1969

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 10 2.90%
	12/31/2009	N/A	10.006	145
	12/31/2010	10.006	10.740	149
	12/31/2011	10.740	10.685	117
	12/31/2012	10.685	11.446	117
VISL 11 2.05%
	12/31/2009	N/A	10.022	796
	12/31/2010	10.022	10.850	854
	12/31/2011	10.850	10.886	495
	12/31/2012	10.886	11.762	518
VISL 13 3.05%
	12/31/2009	N/A	10.003	72
	12/31/2010	10.003	10.721	85
	12/31/2011	10.721	10.650	67
	12/31/2012	10.650	11.392	82
VISL 14 2.20%
	12/31/2009	N/A	10.019	128
	12/31/2010	10.019	10.830	126
	12/31/2011	10.830	10.850	135
	12/31/2012	10.850	11.705	111
VISL 2 1.95%
	12/31/2009	N/A	10.024	83
	12/31/2010	10.024	10.863	359
	12/31/2011	10.863	10.910	498
	12/31/2012	10.910	11.799	497
VISL 3 2.35%
	12/31/2009	N/A	10.016	218
	12/31/2010	10.016	10.811	217
	12/31/2011	10.811	10.815	218
	12/31/2012	10.815	11.649	218
VISL 4 2.65%
	12/31/2009	N/A	10.011	15
	12/31/2010	10.011	10.772	15
	12/31/2011	10.772	10.744	28
	12/31/2012	10.744	11.538	24
VISL 5 2.50%
	12/31/2009	N/A	10.013	252
	12/31/2010	10.013	10.792	283
	12/31/2011	10.792	10.779	265
	12/31/2012	10.779	11.594	254
VISL 6 2.80%
	12/31/2009	N/A	10.008	7
	12/31/2010	10.008	10.753	7
	12/31/2011	10.753	10.709	7
	12/31/2012	10.709	11.483	7
VISL 7 2.45%
	12/31/2009	N/A	10.014	179
	12/31/2010	10.014	10.798	197
	12/31/2011	10.798	10.791	186
	12/31/2012	10.791	11.612	184
VISL 8 2.75%
	12/31/2009	N/A	10.009	407
	12/31/2010	10.009	10.759	430
	12/31/2011	10.759	10.721	331
	12/31/2012	10.721	11.501	315

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9 2.60%
	12/31/2009	N/A	10.012	453
	12/31/2010	10.012	10.779	481
	12/31/2011	10.779	10.756	403
	12/31/2012	10.756	11.557	346
AZL BlackRock Capital Appreciation Fund
VISB 1 1.70%
	12/31/2007	N/A	13.005	57
	12/31/2008	13.005	8.135	71
	12/31/2009	8.135	10.834	127
	12/31/2010	10.834	12.696	290
	12/31/2011	12.696	11.345	308
	12/31/2012	11.345	12.684	257
VISB 10 2.95%
	12/31/2007	N/A	12.578	0
	12/31/2008	12.578	7.770	3
	12/31/2009	7.770	10.219	64
	12/31/2010	10.219	11.826	77
	12/31/2011	11.826	10.437	64
	12/31/2012	10.437	11.523	66
VISB 11 2.10%
	12/31/2008	N/A	8.016	19
	12/31/2009	8.016	10.633	70
	12/31/2010	10.633	12.411	66
	12/31/2011	12.411	11.046	58
	12/31/2012	11.046	12.301	50
VISB 13 3.10%
	12/31/2009	N/A	10.148	13
	12/31/2010	10.148	11.726	1
	12/31/2011	11.726	10.334	0
	12/31/2012	10.334	11.392	0
VISB 14 2.25%
	12/31/2009	N/A	10.559	63
	12/31/2010	10.559	12.306	86
	12/31/2011	12.306	10.936	62
	12/31/2012	10.936	12.160	64
VISB 2 2.00%
	12/31/2007	N/A	12.901	17
	12/31/2008	12.901	8.046	21
	12/31/2009	8.046	10.683	35
	12/31/2010	10.683	12.482	112
	12/31/2011	12.482	11.120	123
	12/31/2012	11.120	12.395	116
VISB 3 2.40%
	12/31/2007	N/A	12.764	0
	12/31/2008	12.764	7.929	70
	12/31/2009	7.929	10.485	382
	12/31/2010	10.485	12.201	488
	12/31/2011	12.201	10.827	350
	12/31/2012	10.827	12.020	343
VISB 4 2.70%
	12/31/2007	N/A	12.662	0
	12/31/2008	12.662	7.842	3
	12/31/2009	7.842	10.339	85
	12/31/2010	10.339	11.995	69
	12/31/2011	11.995	10.613	82
	12/31/2012	10.613	11.747	81

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 5 2.55%
	12/31/2007	N/A	12.713	0
	12/31/2008	12.713	7.885	29
	12/31/2009	7.885	10.412	256
	12/31/2010	10.412	12.098	255
	12/31/2011	12.098	10.720	283
	12/31/2012	10.720	11.883	319
VISB 6 2.85%
	12/31/2007	N/A	12.611	0
	12/31/2008	12.611	7.798	2
	12/31/2009	7.798	10.267	49
	12/31/2010	10.267	11.894	45
	12/31/2011	11.894	10.507	41
	12/31/2012	10.507	11.612	35
VISB 7 2.50%
	12/31/2007	N/A	12.730	0
	12/31/2008	12.730	7.899	31
	12/31/2009	7.899	10.436	327
	12/31/2010	10.436	12.132	349
	12/31/2011	12.132	10.755	369
	12/31/2012	10.755	11.928	362
VISB 8 2.80%
	12/31/2007	N/A	12.628	0
	12/31/2008	12.628	7.813	19
	12/31/2009	7.813	10.291	120
	12/31/2010	10.291	11.927	123
	12/31/2011	11.927	10.542	121
	12/31/2012	10.542	11.657	124
VISB 9 2.65%
	12/31/2007	N/A	12.679	0
	12/31/2008	12.679	7.856	67
	12/31/2009	7.856	10.363	379
	12/31/2010	10.363	12.029	385
	12/31/2011	12.029	10.648	353
	12/31/2012	10.648	11.792	328
VISC 1 2.45%
	12/31/2008	N/A	7.914	4
	12/31/2009	7.914	10.460	20
	12/31/2010	10.460	12.167	18
	12/31/2011	12.167	10.791	17
	12/31/2012	10.791	11.974	16
VISC 10 3.00%
	12/31/2008	N/A	7.756	3
	12/31/2009	7.756	10.196	5
	12/31/2010	10.196	11.794	4
	12/31/2011	11.794	10.403	0
	12/31/2012	10.403	11.480	0
VISC 11 2.30%
	12/31/2009	N/A	10.534	13
	12/31/2010	10.534	12.271	13
	12/31/2011	12.271	10.900	14
	12/31/2012	10.900	12.113	11

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 12 3.15%
	12/31/2009	N/A	10.124	0
	12/31/2010	10.124	11.693	0
	12/31/2011	11.693	10.299	0
	12/31/2012	10.299	11.348	0
VISC 13 1.75%
	12/31/2009	N/A	10.809	1
	12/31/2010	10.809	12.660	46
	12/31/2011	12.660	11.308	57
	12/31/2012	11.308	12.636	30
VISC 2 2.75%
	12/31/2008	N/A	7.827	0
	12/31/2009	7.827	10.315	0
	12/31/2010	10.315	11.961	1
	12/31/2011	11.961	10.577	1
	12/31/2012	10.577	11.702	0
VISC 3 2.60%
	12/31/2008	N/A	7.870	7
	12/31/2009	7.870	10.387	48
	12/31/2010	10.387	12.064	43
	12/31/2011	12.064	10.684	41
	12/31/2012	10.684	11.837	40
VISC 4 2.90%
	12/31/2008	N/A	7.784	0
	12/31/2009	7.784	10.243	2
	12/31/2010	10.243	11.860	2
	12/31/2011	11.860	10.472	2
	12/31/2012	10.472	11.568	2
VISC 5 2.15%
	12/31/2008	N/A	8.002	4
	12/31/2009	8.002	10.609	14
	12/31/2010	10.609	12.376	14
	12/31/2011	12.376	11.010	10
	12/31/2012	11.010	12.254	9
VISC 7 2.55%
	12/31/2008	N/A	7.885	5
	12/31/2009	7.885	10.412	11
	12/31/2010	10.412	12.098	8
	12/31/2011	12.098	10.720	8
	12/31/2012	10.720	11.883	7
VISC 8 2.85%
	12/31/2008	N/A	7.798	1
	12/31/2009	7.798	10.267	19
	12/31/2010	10.267	11.894	14
	12/31/2011	11.894	10.507	4
	12/31/2012	10.507	11.612	4
VISC 9 2.70%
	12/31/2008	N/A	7.842	11
	12/31/2009	7.842	10.339	18
	12/31/2010	10.339	11.995	16
	12/31/2011	11.995	10.613	13
	12/31/2012	10.613	11.747	9

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10 2.65%
	12/31/2007	N/A	12.679	0
	12/31/2008	12.679	7.856	7
	12/31/2009	7.856	10.363	128
	12/31/2010	10.363	12.029	162
	12/31/2011	12.029	10.648	165
	12/31/2012	10.648	11.792	206
VISI 11 1.80%
	12/31/2008	N/A	8.106	80
	12/31/2009	8.106	10.784	631
	12/31/2010	10.784	12.624	692
	12/31/2011	12.624	11.270	628
	12/31/2012	11.270	12.588	601
VISI 13 1.95%
	12/31/2009	N/A	10.708	355
	12/31/2010	10.708	12.517	386
	12/31/2011	12.517	11.158	364
	12/31/2012	11.158	12.443	387
VISI 14 2.80%
	12/31/2009	N/A	10.291	8
	12/31/2010	10.291	11.927	0
	12/31/2011	11.927	10.542	0
	12/31/2012	10.542	11.657	0
VISI 2 1.70%
	12/31/2007	N/A	13.005	10
	12/31/2008	13.005	8.135	29
	12/31/2009	8.135	10.834	78
	12/31/2010	10.834	12.696	265
	12/31/2011	12.696	11.345	321
	12/31/2012	11.345	12.684	299
VISI 3 2.10%
	12/31/2007	N/A	12.867	0
	12/31/2008	12.867	8.016	84
	12/31/2009	8.016	10.633	619
	12/31/2010	10.633	12.411	654
	12/31/2011	12.411	11.046	610
	12/31/2012	11.046	12.301	557
VISI 4 2.40%
	12/31/2007	N/A	12.764	0
	12/31/2008	12.764	7.929	15
	12/31/2009	7.929	10.485	106
	12/31/2010	10.485	12.201	93
	12/31/2011	12.201	10.827	93
	12/31/2012	10.827	12.020	91
VISI 5 2.25%
	12/31/2007	N/A	12.815	0
	12/31/2008	12.815	7.972	67
	12/31/2009	7.972	10.559	538
	12/31/2010	10.559	12.306	549
	12/31/2011	12.306	10.936	552
	12/31/2012	10.936	12.160	524

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6 2.55%
	12/31/2007	N/A	12.713	0
	12/31/2008	12.713	7.885	2
	12/31/2009	7.885	10.412	21
	12/31/2010	10.412	12.098	27
	12/31/2011	12.098	10.720	23
	12/31/2012	10.720	11.883	29
VISI 7 2.20%
	12/31/2007	N/A	12.832	0
	12/31/2008	12.832	7.987	139
	12/31/2009	7.987	10.583	704
	12/31/2010	10.583	12.341	712
	12/31/2011	12.341	10.973	758
	12/31/2012	10.973	12.206	696
VISI 8 2.50%
	12/31/2007	N/A	12.730	0
	12/31/2008	12.730	7.899	38
	12/31/2009	7.899	10.436	258
	12/31/2010	10.436	12.132	232
	12/31/2011	12.132	10.755	230
	12/31/2012	10.755	11.928	225
VISI 9 2.35%
	12/31/2007	N/A	12.781	0
	12/31/2008	12.781	7.943	180
	12/31/2009	7.943	10.509	841
	12/31/2010	10.509	12.236	732
	12/31/2011	12.236	10.864	732
	12/31/2012	10.864	12.067	717
VISL 1 1.65%
	12/31/2007	N/A	13.023	28
	12/31/2008	13.023	8.150	69
	12/31/2009	8.150	10.859	104
	12/31/2010	10.859	12.732	402
	12/31/2011	12.732	11.383	583
	12/31/2012	11.383	12.733	540
VISL 10 2.90%
	12/31/2007	N/A	12.594	0
	12/31/2008	12.594	7.784	6
	12/31/2009	7.784	10.243	60
	12/31/2010	10.243	11.860	46
	12/31/2011	11.860	10.472	56
	12/31/2012	10.472	11.568	56
VISL 11 2.05%
	12/31/2008	N/A	8.032	31
	12/31/2009	8.032	10.658	154
	12/31/2010	10.658	12.447	221
	12/31/2011	12.447	11.084	295
	12/31/2012	11.084	12.348	312
VISL 13 3.05%
	12/31/2009	N/A	10.171	14
	12/31/2010	10.171	11.760	0
	12/31/2011	11.760	10.368	0
	12/31/2012	10.368	11.435	0

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 14 2.20%
	12/31/2009	N/A	10.583	128
	12/31/2010	10.583	12.341	127
	12/31/2011	12.341	10.973	133
	12/31/2012	10.973	12.206	134
VISL 2 1.95%
	12/31/2007	N/A	12.918	5
	12/31/2008	12.918	8.061	10
	12/31/2009	8.061	10.708	47
	12/31/2010	10.708	12.517	161
	12/31/2011	12.517	11.158	195
	12/31/2012	11.158	12.443	181
VISL 3 2.35%
	12/31/2007	N/A	12.781	0
	12/31/2008	12.781	7.943	51
	12/31/2009	7.943	10.509	332
	12/31/2010	10.509	12.236	349
	12/31/2011	12.236	10.864	330
	12/31/2012	10.864	12.067	284
VISL 4 2.65%
	12/31/2007	N/A	12.679	0
	12/31/2008	12.679	7.856	3
	12/31/2009	7.856	10.363	85
	12/31/2010	10.363	12.029	73
	12/31/2011	12.029	10.648	80
	12/31/2012	10.648	11.792	71
VISL 5 2.50%
	12/31/2007	N/A	12.730	0
	12/31/2008	12.730	7.899	23
	12/31/2009	7.899	10.436	193
	12/31/2010	10.436	12.132	178
	12/31/2011	12.132	10.755	180
	12/31/2012	10.755	11.928	194
VISL 6 2.80%
	12/31/2007	N/A	12.628	0
	12/31/2008	12.628	7.813	1
	12/31/2009	7.813	10.291	36
	12/31/2010	10.291	11.927	44
	12/31/2011	11.927	10.542	44
	12/31/2012	10.542	11.657	40
VISL 7 2.45%
	12/31/2007	N/A	12.747	0
	12/31/2008	12.747	7.914	46
	12/31/2009	7.914	10.460	220
	12/31/2010	10.460	12.167	237
	12/31/2011	12.167	10.791	229
	12/31/2012	10.791	11.974	263
VISL 8 2.75%
	12/31/2007	N/A	12.645	0
	12/31/2008	12.645	7.827	27
	12/31/2009	7.827	10.315	133
	12/31/2010	10.315	11.961	96
	12/31/2011	11.961	10.577	106
	12/31/2012	10.577	11.702	96

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9 2.60%
	12/31/2007	N/A	12.696	0
	12/31/2008	12.696	7.870	74
	12/31/2009	7.870	10.387	192
	12/31/2010	10.387	12.064	205
	12/31/2011	12.064	10.684	195
	12/31/2012	10.684	11.837	196
AZL Columbia Mid Cap Value Fund
VISB 1 1.70%
	12/31/2007	N/A	10.267	69
	12/31/2008	10.267	4.830	94
	12/31/2009	4.830	6.282	79
	12/31/2010	6.282	7.576	165
	12/31/2011	7.576	7.183	218
	12/31/2012	7.183	8.193	195
VISB 10 2.95%
	12/31/2007	N/A	10.054	0
	12/31/2008	10.054	4.671	6
	12/31/2009	4.671	6.000	11
	12/31/2010	6.000	7.145	42
	12/31/2011	7.145	6.691	17
	12/31/2012	6.691	7.536	13
VISB 11 2.10%
	12/31/2008	N/A	4.778	27
	12/31/2009	4.778	6.191	53
	12/31/2010	6.191	7.435	52
	12/31/2011	7.435	7.021	49
	12/31/2012	7.021	7.977	63
VISB 13 3.10%
	12/31/2009	N/A	5.967	10
	12/31/2010	5.967	7.096	0
	12/31/2011	7.096	6.634	0
	12/31/2012	6.634	7.461	0
VISB 14 2.25%
	12/31/2009	N/A	6.156	23
	12/31/2010	6.156	7.383	26
	12/31/2011	7.383	6.962	23
	12/31/2012	6.962	7.897	22
VISB 2 2.00%
	12/31/2007	N/A	10.216	11
	12/31/2008	10.216	4.791	14
	12/31/2009	4.791	6.213	7
	12/31/2010	6.213	7.470	24
	12/31/2011	7.470	7.061	39
	12/31/2012	7.061	8.030	40
VISB 3 2.40%
	12/31/2007	N/A	10.147	0
	12/31/2008	10.147	4.740	35
	12/31/2009	4.740	6.123	95
	12/31/2010	6.123	7.332	118
	12/31/2011	7.332	6.903	88
	12/31/2012	6.903	7.819	109

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4 2.70%
	12/31/2007	N/A	10.096	0
	12/31/2008	10.096	4.702	8
	12/31/2009	4.702	6.055	13
	12/31/2010	6.055	7.230	40
	12/31/2011	7.230	6.786	36
	12/31/2012	6.786	7.663	33
VISB 5 2.55%
	12/31/2007	N/A	10.122	0
	12/31/2008	10.122	4.721	35
	12/31/2009	4.721	6.089	96
	12/31/2010	6.089	7.280	112
	12/31/2011	7.280	6.844	140
	12/31/2012	6.844	7.741	136
VISB 6 2.85%
	12/31/2007	N/A	10.071	0
	12/31/2008	10.071	4.683	1
	12/31/2009	4.683	6.022	29
	12/31/2010	6.022	7.179	21
	12/31/2011	7.179	6.729	17
	12/31/2012	6.729	7.587	15
VISB 7 2.50%
	12/31/2007	N/A	10.130	0
	12/31/2008	10.130	4.727	98
	12/31/2009	4.727	6.100	169
	12/31/2010	6.100	7.298	208
	12/31/2011	7.298	6.864	171
	12/31/2012	6.864	7.766	149
VISB 8 2.80%
	12/31/2007	N/A	10.079	0
	12/31/2008	10.079	4.689	12
	12/31/2009	4.689	6.033	39
	12/31/2010	6.033	7.196	46
	12/31/2011	7.196	6.748	39
	12/31/2012	6.748	7.612	35
VISB 9 2.65%
	12/31/2007	N/A	10.105	0
	12/31/2008	10.105	4.708	61
	12/31/2009	4.708	6.066	135
	12/31/2010	6.066	7.246	118
	12/31/2011	7.246	6.806	77
	12/31/2012	6.806	7.689	85
VISC 1 2.45%
	12/31/2008	N/A	4.734	30
	12/31/2009	4.734	6.111	29
	12/31/2010	6.111	7.315	23
	12/31/2011	7.315	6.883	19
	12/31/2012	6.883	7.792	21
VISC 10 3.00%
	12/31/2008	N/A	4.665	4
	12/31/2009	4.665	5.989	2
	12/31/2010	5.989	7.129	0
	12/31/2011	7.129	6.672	0
	12/31/2012	6.672	7.512	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 11 2.30%
	12/31/2009	N/A	6.145	9
	12/31/2010	6.145	7.366	7
	12/31/2011	7.366	6.942	9
	12/31/2012	6.942	7.871	6
VISC 12 3.15%
	12/31/2009	N/A	5.956	0
	12/31/2010	5.956	7.079	0
	12/31/2011	7.079	6.615	0
	12/31/2012	6.615	7.437	0
VISC 13 1.75%
	12/31/2009	N/A	6.271	0
	12/31/2010	6.271	7.558	11
	12/31/2011	7.558	7.162	28
	12/31/2012	7.162	8.166	21
VISC 2 2.75%
	12/31/2008	N/A	4.696	2
	12/31/2009	4.696	6.044	2
	12/31/2010	6.044	7.213	2
	12/31/2011	7.213	6.767	2
	12/31/2012	6.767	7.638	2
VISC 3 2.60%
	12/31/2008	N/A	4.715	66
	12/31/2009	4.715	6.078	70
	12/31/2010	6.078	7.263	56
	12/31/2011	7.263	6.825	45
	12/31/2012	6.825	7.715	44
VISC 4 2.90%
	12/31/2008	N/A	4.677	0
	12/31/2009	4.677	6.011	0
	12/31/2010	6.011	7.162	0
	12/31/2011	7.162	6.710	0
	12/31/2012	6.710	7.562	0
VISC 5 2.15%
	12/31/2008	N/A	4.772	3
	12/31/2009	4.772	6.179	23
	12/31/2010	6.179	7.418	5
	12/31/2011	7.418	7.002	7
	12/31/2012	7.002	7.951	4
VISC 7 2.55%
	12/31/2008	N/A	4.721	2
	12/31/2009	4.721	6.089	2
	12/31/2010	6.089	7.280	2
	12/31/2011	7.280	6.844	0
	12/31/2012	6.844	7.741	0
VISC 8 2.85%
	12/31/2008	N/A	4.683	0
	12/31/2009	4.683	6.022	1
	12/31/2010	6.022	7.179	0
	12/31/2011	7.179	6.729	0
	12/31/2012	6.729	7.587	0
VISC 9 2.70%
	12/31/2008	N/A	4.702	22
	12/31/2009	4.702	6.055	22
	12/31/2010	6.055	7.230	22
	12/31/2011	7.230	6.786	9
	12/31/2012	6.786	7.663	8

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10 2.65%
	12/31/2007	N/A	10.105	0
	12/31/2008	10.105	4.708	11
	12/31/2009	4.708	6.066	33
	12/31/2010	6.066	7.246	36
	12/31/2011	7.246	6.806	45
	12/31/2012	6.806	7.689	38
VISI 11 1.80%
	12/31/2008	N/A	4.817	68
	12/31/2009	4.817	6.259	328
	12/31/2010	6.259	7.541	252
	12/31/2011	7.541	7.142	255
	12/31/2012	7.142	8.139	241
VISI 13 1.95%
	12/31/2009	N/A	6.225	182
	12/31/2010	6.225	7.488	174
	12/31/2011	7.488	7.082	140
	12/31/2012	7.082	8.057	142
VISI 14 2.80%
	12/31/2009	N/A	6.033	0
	12/31/2010	6.033	7.196	0
	12/31/2011	7.196	6.748	0
	12/31/2012	6.748	7.612	0
VISI 2 1.70%
	12/31/2007	N/A	10.267	18
	12/31/2008	10.267	4.830	15
	12/31/2009	4.830	6.282	43
	12/31/2010	6.282	7.576	206
	12/31/2011	7.576	7.183	249
	12/31/2012	7.183	8.193	227
VISI 3 2.10%
	12/31/2007	N/A	10.198	0
	12/31/2008	10.198	4.778	98
	12/31/2009	4.778	6.191	211
	12/31/2010	6.191	7.435	242
	12/31/2011	7.435	7.021	242
	12/31/2012	7.021	7.977	257
VISI 4 2.40%
	12/31/2007	N/A	10.147	0
	12/31/2008	10.147	4.740	13
	12/31/2009	4.740	6.123	36
	12/31/2010	6.123	7.332	35
	12/31/2011	7.332	6.903	28
	12/31/2012	6.903	7.819	29
VISI 5 2.25%
	12/31/2007	N/A	10.173	0
	12/31/2008	10.173	4.759	163
	12/31/2009	4.759	6.156	276
	12/31/2010	6.156	7.383	316
	12/31/2011	7.383	6.962	306
	12/31/2012	6.962	7.897	265

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6 2.55%
	12/31/2007	N/A	10.122	0
	12/31/2008	10.122	4.721	2
	12/31/2009	4.721	6.089	18
	12/31/2010	6.089	7.280	21
	12/31/2011	7.280	6.844	20
	12/31/2012	6.844	7.741	23
VISI 7 2.20%
	12/31/2007	N/A	10.181	0
	12/31/2008	10.181	4.766	109
	12/31/2009	4.766	6.168	290
	12/31/2010	6.168	7.401	288
	12/31/2011	7.401	6.982	245
	12/31/2012	6.982	7.924	233
VISI 8 2.50%
	12/31/2007	N/A	10.130	0
	12/31/2008	10.130	4.727	19
	12/31/2009	4.727	6.100	86
	12/31/2010	6.100	7.298	59
	12/31/2011	7.298	6.864	50
	12/31/2012	6.864	7.766	44
VISI 9 2.35%
	12/31/2007	N/A	10.156	0
	12/31/2008	10.156	4.746	170
	12/31/2009	4.746	6.134	432
	12/31/2010	6.134	7.349	424
	12/31/2011	7.349	6.923	376
	12/31/2012	6.923	7.845	333
VISL 1 1.65%
	12/31/2007	N/A	10.276	47
	12/31/2008	10.276	4.836	78
	12/31/2009	4.836	6.294	44
	12/31/2010	6.294	7.594	207
	12/31/2011	7.594	7.203	389
	12/31/2012	7.203	8.220	370
VISL 10 2.90%
	12/31/2007	N/A	10.063	0
	12/31/2008	10.063	4.677	17
	12/31/2009	4.677	6.011	24
	12/31/2010	6.011	7.162	35
	12/31/2011	7.162	6.710	32
	12/31/2012	6.710	7.562	27
VISL 11 2.05%
	12/31/2008	N/A	4.785	34
	12/31/2009	4.785	6.202	127
	12/31/2010	6.202	7.453	106
	12/31/2011	7.453	7.042	138
	12/31/2012	7.042	8.004	85
VISL 13 3.05%
	12/31/2009	N/A	5.978	0
	12/31/2010	5.978	7.112	0
	12/31/2011	7.112	6.653	0
	12/31/2012	6.653	7.486	0

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 14 2.20%
	12/31/2009	N/A	6.168	74
	12/31/2010	6.168	7.401	77
	12/31/2011	7.401	6.982	78
	12/31/2012	6.982	7.924	71
VISL 2 1.95%
	12/31/2007	N/A	10.224	27
	12/31/2008	10.224	4.798	38
	12/31/2009	4.798	6.225	81
	12/31/2010	6.225	7.488	60
	12/31/2011	7.488	7.082	95
	12/31/2012	7.082	8.057	94
VISL 3 2.35%
	12/31/2007	N/A	10.156	0
	12/31/2008	10.156	4.746	58
	12/31/2009	4.746	6.134	100
	12/31/2010	6.134	7.349	119
	12/31/2011	7.349	6.923	103
	12/31/2012	6.923	7.845	97
VISL 4 2.65%
	12/31/2007	N/A	10.105	0
	12/31/2008	10.105	4.708	13
	12/31/2009	4.708	6.066	47
	12/31/2010	6.066	7.246	49
	12/31/2011	7.246	6.806	41
	12/31/2012	6.806	7.689	43
VISL 5 2.50%
	12/31/2007	N/A	10.130	0
	12/31/2008	10.130	4.727	60
	12/31/2009	4.727	6.100	129
	12/31/2010	6.100	7.298	134
	12/31/2011	7.298	6.864	133
	12/31/2012	6.864	7.766	148
VISL 6 2.80%
	12/31/2007	N/A	10.079	0
	12/31/2008	10.079	4.689	0
	12/31/2009	4.689	6.033	6
	12/31/2010	6.033	7.196	13
	12/31/2011	7.196	6.748	6
	12/31/2012	6.748	7.612	6
VISL 7 2.45%
	12/31/2007	N/A	10.139	0
	12/31/2008	10.139	4.734	44
	12/31/2009	4.734	6.111	118
	12/31/2010	6.111	7.315	128
	12/31/2011	7.315	6.883	125
	12/31/2012	6.883	7.792	133
VISL 8 2.75%
	12/31/2007	N/A	10.088	0
	12/31/2008	10.088	4.696	18
	12/31/2009	4.696	6.044	72
	12/31/2010	6.044	7.213	30
	12/31/2011	7.213	6.767	39
	12/31/2012	6.767	7.638	33

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9 2.60%
	12/31/2007	N/A	10.113	0
	12/31/2008	10.113	4.715	49
	12/31/2009	4.715	6.078	217
	12/31/2010	6.078	7.263	220
	12/31/2011	7.263	6.825	183
	12/31/2012	6.825	7.715	196
AZL Columbia Small Cap Value Fund
VISB 1 1.70%
	12/31/2007	N/A	12.303	31
	12/31/2008	12.303	8.214	30
	12/31/2009	8.214	10.070	22
	12/31/2010	10.070	12.467	31
	12/31/2011	12.467	11.496	37
	12/31/2012	11.496	12.559	36
VISB 10 2.95%
	12/31/2007	N/A	11.751	0
	12/31/2008	11.751	7.748	3
	12/31/2009	7.748	9.380	9
	12/31/2010	9.380	11.469	55
	12/31/2011	11.469	10.445	10
	12/31/2012	10.445	11.268	9
VISB 11 2.10%
	12/31/2008	N/A	8.062	14
	12/31/2009	8.062	9.844	17
	12/31/2010	9.844	12.139	10
	12/31/2011	12.139	11.148	9
	12/31/2012	11.148	12.131	13
VISB 13 3.10%
	12/31/2009	N/A	9.301	7
	12/31/2010	9.301	11.355	0
	12/31/2011	11.355	10.325	0
	12/31/2012	10.325	11.123	0
VISB 14 2.25%
	12/31/2009	N/A	9.760	11
	12/31/2010	9.760	12.018	13
	12/31/2011	12.018	11.021	12
	12/31/2012	11.021	11.974	14
VISB 2 2.00%
	12/31/2007	N/A	12.168	6
	12/31/2008	12.168	8.100	8
	12/31/2009	8.100	9.900	35
	12/31/2010	9.900	12.220	16
	12/31/2011	12.220	11.234	18
	12/31/2012	11.234	12.237	20
VISB 3 2.40%
	12/31/2007	N/A	11.991	0
	12/31/2008	11.991	7.950	4
	12/31/2009	7.950	9.678	23
	12/31/2010	9.678	11.898	24
	12/31/2011	11.898	10.895	24
	12/31/2012	10.895	11.819	24

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4 2.70%
	12/31/2007	N/A	11.860	0
	12/31/2008	11.860	7.839	1
	12/31/2009	7.839	9.514	3
	12/31/2010	9.514	11.662	21
	12/31/2011	11.662	10.647	8
	12/31/2012	10.647	11.515	12
VISB 5 2.55%
	12/31/2007	N/A	11.925	0
	12/31/2008	11.925	7.894	18
	12/31/2009	7.894	9.596	57
	12/31/2010	9.596	11.779	38
	12/31/2011	11.779	10.770	40
	12/31/2012	10.770	11.666	42
VISB 6 2.85%
	12/31/2007	N/A	11.794	0
	12/31/2008	11.794	7.784	1
	12/31/2009	7.784	9.434	6
	12/31/2010	9.434	11.546	6
	12/31/2011	11.546	10.525	3
	12/31/2012	10.525	11.366	6
VISB 7 2.50%
	12/31/2007	N/A	11.947	0
	12/31/2008	11.947	7.913	38
	12/31/2009	7.913	9.623	40
	12/31/2010	9.623	11.819	35
	12/31/2011	11.819	10.812	35
	12/31/2012	10.812	11.717	35
VISB 8 2.80%
	12/31/2007	N/A	11.816	0
	12/31/2008	11.816	7.802	5
	12/31/2009	7.802	9.460	26
	12/31/2010	9.460	11.584	17
	12/31/2011	11.584	10.566	18
	12/31/2012	10.566	11.416	15
VISB 9 2.65%
	12/31/2007	N/A	11.881	0
	12/31/2008	11.881	7.857	12
	12/31/2009	7.857	9.541	35
	12/31/2010	9.541	11.701	55
	12/31/2011	11.701	10.688	38
	12/31/2012	10.688	11.565	38
VISC 1 2.45%
	12/31/2008	N/A	7.931	0
	12/31/2009	7.931	9.650	0
	12/31/2010	9.650	11.858	2
	12/31/2011	11.858	10.853	2
	12/31/2012	10.853	11.768	2
VISC 10 3.00%
	12/31/2008	N/A	7.730	1
	12/31/2009	7.730	9.354	2
	12/31/2010	9.354	11.432	1
	12/31/2011	11.432	10.406	1
	12/31/2012	10.406	11.220	1

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 11 2.30%
	12/31/2009	N/A	9.733	4
	12/31/2010	9.733	11.978	4
	12/31/2011	11.978	10.979	4
	12/31/2012	10.979	11.922	3
VISC 12 3.15%
	12/31/2009	N/A	9.275	0
	12/31/2010	9.275	11.317	0
	12/31/2011	11.317	10.286	0
	12/31/2012	10.286	11.075	0
VISC 13 1.75%
	12/31/2009	N/A	10.033	0
	12/31/2010	10.033	12.416	4
	12/31/2011	12.416	11.443	10
	12/31/2012	11.443	12.495	10
VISC 2 2.75%
	12/31/2008	N/A	7.821	0
	12/31/2009	7.821	9.487	0
	12/31/2010	9.487	11.623	0
	12/31/2011	11.623	10.606	0
	12/31/2012	10.606	11.466	0
VISC 3 2.60%
	12/31/2008	N/A	7.876	0
	12/31/2009	7.876	9.568	0
	12/31/2010	9.568	11.740	0
	12/31/2011	11.740	10.729	0
	12/31/2012	10.729	11.616	0
VISC 4 2.90%
	12/31/2008	N/A	7.766	0
	12/31/2009	7.766	9.407	0
	12/31/2010	9.407	11.507	0
	12/31/2011	11.507	10.485	0
	12/31/2012	10.485	11.317	0
VISC 5 2.15%
	12/31/2008	N/A	8.043	0
	12/31/2009	8.043	9.816	6
	12/31/2010	9.816	12.099	13
	12/31/2011	12.099	11.106	13
	12/31/2012	11.106	12.079	11
VISC 7 2.55%
	12/31/2008	N/A	7.894	4
	12/31/2009	7.894	9.596	3
	12/31/2010	9.596	11.779	2
	12/31/2011	11.779	10.770	1
	12/31/2012	10.770	11.666	1
VISC 8 2.85%
	12/31/2008	N/A	7.784	0
	12/31/2009	7.784	9.434	0
	12/31/2010	9.434	11.546	0
	12/31/2011	11.546	10.525	0
	12/31/2012	10.525	11.366	1
VISC 9 2.70%
	12/31/2008	N/A	7.839	12
	12/31/2009	7.839	9.514	12
	12/31/2010	9.514	11.662	11
	12/31/2011	11.662	10.647	5
	12/31/2012	10.647	11.515	4

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10 2.65%
	12/31/2007	N/A	11.881	0
	12/31/2008	11.881	7.857	8
	12/31/2009	7.857	9.541	38
	12/31/2010	9.541	11.701	38
	12/31/2011	11.701	10.688	30
	12/31/2012	10.688	11.565	32
VISI 11 1.80%
	12/31/2008	N/A	8.176	34
	12/31/2009	8.176	10.013	116
	12/31/2010	10.013	12.384	121
	12/31/2011	12.384	11.408	115
	12/31/2012	11.408	12.451	103
VISI 13 1.95%
	12/31/2009	N/A	9.928	69
	12/31/2010	9.928	12.261	72
	12/31/2011	12.261	11.277	77
	12/31/2012	11.277	12.290	74
VISI 14 2.80%
	12/31/2009	N/A	9.460	0
	12/31/2010	9.460	11.584	0
	12/31/2011	11.584	10.566	0
	12/31/2012	10.566	11.416	0
VISI 2 1.70%
	12/31/2007	N/A	12.303	5
	12/31/2008	12.303	8.214	15
	12/31/2009	8.214	10.070	21
	12/31/2010	10.070	12.467	146
	12/31/2011	12.467	11.496	83
	12/31/2012	11.496	12.559	76
VISI 3 2.10%
	12/31/2007	N/A	12.124	0
	12/31/2008	12.124	8.062	40
	12/31/2009	8.062	9.844	91
	12/31/2010	9.844	12.139	93
	12/31/2011	12.139	11.148	72
	12/31/2012	11.148	12.131	81
VISI 4 2.40%
	12/31/2007	N/A	11.991	0
	12/31/2008	11.991	7.950	3
	12/31/2009	7.950	9.678	8
	12/31/2010	9.678	11.898	14
	12/31/2011	11.898	10.895	6
	12/31/2012	10.895	11.819	6
VISI 5 2.25%
	12/31/2007	N/A	12.057	0
	12/31/2008	12.057	8.006	37
	12/31/2009	8.006	9.760	73
	12/31/2010	9.760	12.018	76
	12/31/2011	12.018	11.021	71
	12/31/2012	11.021	11.974	66

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6 2.55%
	12/31/2007	N/A	11.925	0
	12/31/2008	11.925	7.894	2
	12/31/2009	7.894	9.596	2
	12/31/2010	9.596	11.779	2
	12/31/2011	11.779	10.770	3
	12/31/2012	10.770	11.666	5
VISI 7 2.20%
	12/31/2007	N/A	12.079	0
	12/31/2008	12.079	8.024	60
	12/31/2009	8.024	9.788	133
	12/31/2010	9.788	12.058	121
	12/31/2011	12.058	11.063	114
	12/31/2012	11.063	12.026	119
VISI 8 2.50%
	12/31/2007	N/A	11.947	0
	12/31/2008	11.947	7.913	19
	12/31/2009	7.913	9.623	42
	12/31/2010	9.623	11.819	41
	12/31/2011	11.819	10.812	38
	12/31/2012	10.812	11.717	39
VISI 9 2.35%
	12/31/2007	N/A	12.013	0
	12/31/2008	12.013	7.968	71
	12/31/2009	7.968	9.705	156
	12/31/2010	9.705	11.938	183
	12/31/2011	11.938	10.937	197
	12/31/2012	10.937	11.870	202
VISL 1 1.65%
	12/31/2007	N/A	12.326	17
	12/31/2008	12.326	8.233	20
	12/31/2009	8.233	10.098	13
	12/31/2010	10.098	12.509	69
	12/31/2011	12.509	11.540	87
	12/31/2012	11.540	12.614	80
VISL 10 2.90%
	12/31/2007	N/A	11.773	0
	12/31/2008	11.773	7.766	7
	12/31/2009	7.766	9.407	12
	12/31/2010	9.407	11.507	15
	12/31/2011	11.507	10.485	12
	12/31/2012	10.485	11.317	12
VISL 11 2.05%
	12/31/2008	N/A	8.081	19
	12/31/2009	8.081	9.872	68
	12/31/2010	9.872	12.180	97
	12/31/2011	12.180	11.192	90
	12/31/2012	11.192	12.184	88
VISL 13 3.05%
	12/31/2009	N/A	9.327	2
	12/31/2010	9.327	11.393	0
	12/31/2011	11.393	10.365	0
	12/31/2012	10.365	11.171	0

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 14 2.20%
	12/31/2009	N/A	9.788	30
	12/31/2010	9.788	12.058	36
	12/31/2011	12.058	11.063	33
	12/31/2012	11.063	12.026	31
VISL 2 1.95%
	12/31/2007	N/A	12.191	1
	12/31/2008	12.191	8.119	9
	12/31/2009	8.119	9.928	13
	12/31/2010	9.928	12.261	32
	12/31/2011	12.261	11.277	30
	12/31/2012	11.277	12.290	30
VISL 3 2.35%
	12/31/2007	N/A	12.013	0
	12/31/2008	12.013	7.968	24
	12/31/2009	7.968	9.705	32
	12/31/2010	9.705	11.938	27
	12/31/2011	11.938	10.937	26
	12/31/2012	10.937	11.870	25
VISL 4 2.65%
	12/31/2007	N/A	11.881	0
	12/31/2008	11.881	7.857	4
	12/31/2009	7.857	9.541	5
	12/31/2010	9.541	11.701	5
	12/31/2011	11.701	10.688	5
	12/31/2012	10.688	11.565	5
VISL 5 2.50%
	12/31/2007	N/A	11.947	0
	12/31/2008	11.947	7.913	10
	12/31/2009	7.913	9.623	28
	12/31/2010	9.623	11.819	29
	12/31/2011	11.819	10.812	31
	12/31/2012	10.812	11.717	27
VISL 6 2.80%
	12/31/2007	N/A	11.816	0
	12/31/2008	11.816	7.802	1
	12/31/2009	7.802	9.460	2
	12/31/2010	9.460	11.584	6
	12/31/2011	11.584	10.566	2
	12/31/2012	10.566	11.416	3
VISL 7 2.45%
	12/31/2007	N/A	11.969	0
	12/31/2008	11.969	7.931	30
	12/31/2009	7.931	9.650	59
	12/31/2010	9.650	11.858	58
	12/31/2011	11.858	10.853	73
	12/31/2012	10.853	11.768	84
VISL 8 2.75%
	12/31/2007	N/A	11.838	0
	12/31/2008	11.838	7.821	3
	12/31/2009	7.821	9.487	20
	12/31/2010	9.487	11.623	15
	12/31/2011	11.623	10.606	12
	12/31/2012	10.606	11.466	9

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9 2.60%
	12/31/2007	N/A	11.903	0
	12/31/2008	11.903	7.876	39
	12/31/2009	7.876	9.568	56
	12/31/2010	9.568	11.740	54
	12/31/2011	11.740	10.729	62
	12/31/2012	10.729	11.616	112
AZL Davis New York Venture Fund
VISB 1 1.70%
	12/31/2007	N/A	13.306	158
	12/31/2008	13.306	7.783	274
	12/31/2009	7.783	10.088	85
	12/31/2010	10.088	11.112	136
	12/31/2011	11.112	10.467	140
	12/31/2012	10.467	11.557	120
VISB 10 2.95%
	12/31/2007	N/A	12.319	0
	12/31/2008	12.319	7.116	29
	12/31/2009	7.116	9.108	49
	12/31/2010	9.108	9.909	40
	12/31/2011	9.909	9.218	38
	12/31/2012	9.218	10.051	26
VISB 11 2.10%
	12/31/2008	N/A	7.563	36
	12/31/2009	7.563	9.763	37
	12/31/2010	9.763	10.712	27
	12/31/2011	10.712	10.050	35
	12/31/2012	10.050	11.052	68
VISB 13 3.10%
	12/31/2009	N/A	8.998	3
	12/31/2010	8.998	9.774	0
	12/31/2011	9.774	9.078	0
	12/31/2012	9.078	9.884	0
VISB 14 2.25%
	12/31/2009	N/A	9.644	28
	12/31/2010	9.644	10.566	55
	12/31/2011	10.566	9.898	70
	12/31/2012	9.898	10.868	75
VISB 2 2.00%
	12/31/2007	N/A	13.062	98
	12/31/2008	13.062	7.618	93
	12/31/2009	7.618	9.843	87
	12/31/2010	9.843	10.811	76
	12/31/2011	10.811	10.152	83
	12/31/2012	10.152	11.176	94
VISB 3 2.40%
	12/31/2007	N/A	12.744	0
	12/31/2008	12.744	7.402	123
	12/31/2009	7.402	9.527	198
	12/31/2010	9.527	10.421	210
	12/31/2011	10.421	9.748	207
	12/31/2012	9.748	10.688	236

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4 2.70%
	12/31/2007	N/A	12.511	0
	12/31/2008	12.511	7.245	11
	12/31/2009	7.245	9.296	41
	12/31/2010	9.296	10.139	59
	12/31/2011	10.139	9.455	56
	12/31/2012	9.455	10.336	39
VISB 5 2.55%
	12/31/2007	N/A	12.627	0
	12/31/2008	12.627	7.323	59
	12/31/2009	7.323	9.411	221
	12/31/2010	9.411	10.279	176
	12/31/2011	10.279	9.600	176
	12/31/2012	9.600	10.510	162
VISB 6 2.85%
	12/31/2007	N/A	12.395	0
	12/31/2008	12.395	7.167	16
	12/31/2009	7.167	9.183	30
	12/31/2010	9.183	10.000	32
	12/31/2011	10.000	9.312	29
	12/31/2012	9.312	10.164	25
VISB 7 2.50%
	12/31/2007	N/A	12.666	0
	12/31/2008	12.666	7.349	160
	12/31/2009	7.349	9.450	253
	12/31/2010	9.450	10.326	241
	12/31/2011	10.326	9.649	236
	12/31/2012	9.649	10.569	236
VISB 8 2.80%
	12/31/2007	N/A	12.434	0
	12/31/2008	12.434	7.193	71
	12/31/2009	7.193	9.221	84
	12/31/2010	9.221	10.046	87
	12/31/2011	10.046	9.359	84
	12/31/2012	9.359	10.221	86
VISB 9 2.65%
	12/31/2007	N/A	12.549	0
	12/31/2008	12.549	7.271	159
	12/31/2009	7.271	9.334	223
	12/31/2010	9.334	10.185	189
	12/31/2011	10.185	9.503	177
	12/31/2012	9.503	10.394	181
VISC 1 2.45%
	12/31/2008	N/A	7.376	15
	12/31/2009	7.376	9.488	23
	12/31/2010	9.488	10.374	29
	12/31/2011	10.374	9.698	23
	12/31/2012	9.698	10.628	13
VISC 10 3.00%
	12/31/2008	N/A	7.091	0
	12/31/2009	7.091	9.072	3
	12/31/2010	9.072	9.864	0
	12/31/2011	9.864	9.172	0
	12/31/2012	9.172	9.996	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 11 2.30%
	12/31/2009	N/A	9.605	10
	12/31/2010	9.605	10.517	9
	12/31/2011	10.517	9.847	9
	12/31/2012	9.847	10.808	5
VISC 12 3.15%
	12/31/2009	N/A	8.961	2
	12/31/2010	8.961	9.729	0
	12/31/2011	9.729	9.032	0
	12/31/2012	9.032	9.829	0
VISC 13 1.75%
	12/31/2009	N/A	10.039	1
	12/31/2010	10.039	11.053	8
	12/31/2011	11.053	10.405	10
	12/31/2012	10.405	11.484	10
VISC 2 2.75%
	12/31/2008	N/A	7.219	0
	12/31/2009	7.219	9.259	2
	12/31/2010	9.259	10.092	0
	12/31/2011	10.092	9.407	0
	12/31/2012	9.407	10.278	0
VISC 3 2.60%
	12/31/2008	N/A	7.297	6
	12/31/2009	7.297	9.373	8
	12/31/2010	9.373	10.232	12
	12/31/2011	10.232	9.552	3
	12/31/2012	9.552	10.452	6
VISC 4 2.90%
	12/31/2008	N/A	7.142	0
	12/31/2009	7.142	9.146	2
	12/31/2010	9.146	9.954	2
	12/31/2011	9.954	9.265	2
	12/31/2012	9.265	10.107	2
VISC 5 2.15%
	12/31/2008	N/A	7.536	7
	12/31/2009	7.536	9.724	13
	12/31/2010	9.724	10.664	15
	12/31/2011	10.664	9.999	15
	12/31/2012	9.999	10.991	14
VISC 7 2.55%
	12/31/2008	N/A	7.323	7
	12/31/2009	7.323	9.411	13
	12/31/2010	9.411	10.279	6
	12/31/2011	10.279	9.600	10
	12/31/2012	9.600	10.510	6
VISC 8 2.85%
	12/31/2008	N/A	7.167	6
	12/31/2009	7.167	9.183	10
	12/31/2010	9.183	10.000	10
	12/31/2011	10.000	9.312	0
	12/31/2012	9.312	10.164	0
VISC 9 2.70%
	12/31/2008	N/A	7.245	11
	12/31/2009	7.245	9.296	11
	12/31/2010	9.296	10.139	21
	12/31/2011	10.139	9.455	14
	12/31/2012	9.455	10.336	18

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10 2.65%
	12/31/2007	N/A	12.549	0
	12/31/2008	12.549	7.271	32
	12/31/2009	7.271	9.334	94
	12/31/2010	9.334	10.185	79
	12/31/2011	10.185	9.503	83
	12/31/2012	9.503	10.394	77
VISI 11 1.80%
	12/31/2008	N/A	7.728	313
	12/31/2009	7.728	10.006	610
	12/31/2010	10.006	11.011	579
	12/31/2011	11.011	10.361	544
	12/31/2012	10.361	11.429	534
VISI 13 1.95%
	12/31/2009	N/A	9.884	541
	12/31/2010	9.884	10.860	651
	12/31/2011	10.860	10.204	654
	12/31/2012	10.204	11.239	669
VISI 14 2.80%
	12/31/2009	N/A	9.221	0
	12/31/2010	9.221	10.046	0
	12/31/2011	10.046	9.359	0
	12/31/2012	9.359	10.221	0
VISI 2 1.70%
	12/31/2007	N/A	13.306	31
	12/31/2008	13.306	7.783	145
	12/31/2009	7.783	10.088	84
	12/31/2010	10.088	11.112	234
	12/31/2011	11.112	10.467	274
	12/31/2012	10.467	11.557	257
VISI 3 2.10%
	12/31/2007	N/A	12.982	0
	12/31/2008	12.982	7.563	303
	12/31/2009	7.563	9.763	520
	12/31/2010	9.763	10.712	542
	12/31/2011	10.712	10.050	479
	12/31/2012	10.050	11.052	451
VISI 4 2.40%
	12/31/2007	N/A	12.744	0
	12/31/2008	12.744	7.402	67
	12/31/2009	7.402	9.527	97
	12/31/2010	9.527	10.421	102
	12/31/2011	10.421	9.748	95
	12/31/2012	9.748	10.688	92
VISI 5 2.25%
	12/31/2007	N/A	12.863	0
	12/31/2008	12.863	7.482	164
	12/31/2009	7.482	9.644	446
	12/31/2010	9.644	10.566	448
	12/31/2011	10.566	9.898	420
	12/31/2012	9.898	10.868	421

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6 2.55%
	12/31/2007	N/A	12.627	0
	12/31/2008	12.627	7.323	35
	12/31/2009	7.323	9.411	134
	12/31/2010	9.411	10.279	133
	12/31/2011	10.279	9.600	130
	12/31/2012	9.600	10.510	131
VISI 7 2.20%
	12/31/2007	N/A	12.902	0
	12/31/2008	12.902	7.509	481
	12/31/2009	7.509	9.684	643
	12/31/2010	9.684	10.614	650
	12/31/2011	10.614	9.948	629
	12/31/2012	9.948	10.929	620
VISI 8 2.50%
	12/31/2007	N/A	12.666	0
	12/31/2008	12.666	7.349	128
	12/31/2009	7.349	9.450	186
	12/31/2010	9.450	10.326	164
	12/31/2011	10.326	9.649	160
	12/31/2012	9.649	10.569	150
VISI 9 2.35%
	12/31/2007	N/A	12.784	0
	12/31/2008	12.784	7.429	461
	12/31/2009	7.429	9.566	704
	12/31/2010	9.566	10.469	746
	12/31/2011	10.469	9.797	658
	12/31/2012	9.797	10.748	608
VISL 1 1.65%
	12/31/2007	N/A	13.347	133
	12/31/2008	13.347	7.811	212
	12/31/2009	7.811	10.129	81
	12/31/2010	10.129	11.163	238
	12/31/2011	11.163	10.520	312
	12/31/2012	10.520	11.622	280
VISL 10 2.90%
	12/31/2007	N/A	12.357	0
	12/31/2008	12.357	7.142	68
	12/31/2009	7.142	9.146	99
	12/31/2010	9.146	9.954	90
	12/31/2011	9.954	9.265	92
	12/31/2012	9.265	10.107	91
VISL 11 2.05%
	12/31/2008	N/A	7.591	65
	12/31/2009	7.591	9.804	155
	12/31/2010	9.804	10.762	175
	12/31/2011	10.762	10.101	199
	12/31/2012	10.101	11.114	182
VISL 13 3.05%
	12/31/2009	N/A	9.035	1
	12/31/2010	9.035	9.819	0
	12/31/2011	9.819	9.125	0
	12/31/2012	9.125	9.940	0

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 14 2.20%
	12/31/2009	N/A	9.684	47
	12/31/2010	9.684	10.614	51
	12/31/2011	10.614	9.948	50
	12/31/2012	9.948	10.929	48
VISL 2 1.95%
	12/31/2007	N/A	13.103	39
	12/31/2008	13.103	7.645	71
	12/31/2009	7.645	9.884	55
	12/31/2010	9.884	10.860	124
	12/31/2011	10.860	10.204	136
	12/31/2012	10.204	11.239	132
VISL 3 2.35%
	12/31/2007	N/A	12.784	0
	12/31/2008	12.784	7.429	189
	12/31/2009	7.429	9.566	316
	12/31/2010	9.566	10.469	300
	12/31/2011	10.469	9.797	276
	12/31/2012	9.797	10.748	260
VISL 4 2.65%
	12/31/2007	N/A	12.549	0
	12/31/2008	12.549	7.271	29
	12/31/2009	7.271	9.334	45
	12/31/2010	9.334	10.185	77
	12/31/2011	10.185	9.503	68
	12/31/2012	9.503	10.394	56
VISL 5 2.50%
	12/31/2007	N/A	12.666	0
	12/31/2008	12.666	7.349	84
	12/31/2009	7.349	9.450	213
	12/31/2010	9.450	10.326	232
	12/31/2011	10.326	9.649	230
	12/31/2012	9.649	10.569	192
VISL 6 2.80%
	12/31/2007	N/A	12.434	0
	12/31/2008	12.434	7.193	7
	12/31/2009	7.193	9.221	40
	12/31/2010	9.221	10.046	43
	12/31/2011	10.046	9.359	42
	12/31/2012	9.359	10.221	23
VISL 7 2.45%
	12/31/2007	N/A	12.705	0
	12/31/2008	12.705	7.376	249
	12/31/2009	7.376	9.488	298
	12/31/2010	9.488	10.374	285
	12/31/2011	10.374	9.698	260
	12/31/2012	9.698	10.628	237
VISL 8 2.75%
	12/31/2007	N/A	12.472	0
	12/31/2008	12.472	7.219	66
	12/31/2009	7.219	9.259	130
	12/31/2010	9.259	10.092	107
	12/31/2011	10.092	9.407	86
	12/31/2012	9.407	10.278	73

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9 2.60%
	12/31/2007	N/A	12.588	0
	12/31/2008	12.588	7.297	227
	12/31/2009	7.297	9.373	327
	12/31/2010	9.373	10.232	294
	12/31/2011	10.232	9.552	280
	12/31/2012	9.552	10.452	265
AZL Dreyfus Research Growth Fund
VISB 1 1.70%
	12/31/2007	N/A	11.315	160
	12/31/2008	11.315	6.493	213
	12/31/2009	6.493	8.602	52
	12/31/2010	8.602	10.396	43
	12/31/2011	10.396	9.895	76
	12/31/2012	9.895	11.454	77
VISB 10 2.95%
	12/31/2007	N/A	10.476	0
	12/31/2008	10.476	5.936	19
	12/31/2009	5.936	7.767	22
	12/31/2010	7.767	9.270	76
	12/31/2011	9.270	8.714	29
	12/31/2012	8.714	9.961	44
VISB 11 2.10%
	12/31/2008	N/A	6.309	11
	12/31/2009	6.309	8.326	31
	12/31/2010	8.326	10.022	24
	12/31/2011	10.022	9.500	24
	12/31/2012	9.500	10.953	26
VISB 13 3.10%
	12/31/2009	N/A	7.673	1
	12/31/2010	7.673	9.144	0
	12/31/2011	9.144	8.582	0
	12/31/2012	8.582	9.796	0
VISB 14 2.25%
	12/31/2009	N/A	8.224	12
	12/31/2010	8.224	9.885	16
	12/31/2011	9.885	9.357	13
	12/31/2012	9.357	10.771	11
VISB 2 2.00%
	12/31/2007	N/A	11.108	28
	12/31/2008	11.108	6.355	32
	12/31/2009	6.355	8.394	15
	12/31/2010	8.394	10.114	22
	12/31/2011	10.114	9.597	109
	12/31/2012	9.597	11.076	81
VISB 3 2.40%
	12/31/2007	N/A	10.837	0
	12/31/2008	10.837	6.175	83
	12/31/2009	6.175	8.124	211
	12/31/2010	8.124	9.750	279
	12/31/2011	9.750	9.215	291
	12/31/2012	9.215	10.592	254

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4 2.70%
	12/31/2007	N/A	10.638	0
	12/31/2008	10.638	6.044	3
	12/31/2009	6.044	7.927	20
	12/31/2010	7.927	9.485	44
	12/31/2011	9.485	8.938	43
	12/31/2012	8.938	10.243	51
VISB 5 2.55%
	12/31/2007	N/A	10.737	0
	12/31/2008	10.737	6.109	57
	12/31/2009	6.109	8.025	144
	12/31/2010	8.025	9.617	154
	12/31/2011	9.617	9.075	155
	12/31/2012	9.075	10.416	146
VISB 6 2.85%
	12/31/2007	N/A	10.540	0
	12/31/2008	10.540	5.979	3
	12/31/2009	5.979	7.831	11
	12/31/2010	7.831	9.356	19
	12/31/2011	9.356	8.803	17
	12/31/2012	8.803	10.073	17
VISB 7 2.50%
	12/31/2007	N/A	10.770	0
	12/31/2008	10.770	6.131	57
	12/31/2009	6.131	8.058	92
	12/31/2010	8.058	9.661	131
	12/31/2011	9.661	9.122	142
	12/31/2012	9.122	10.474	123
VISB 8 2.80%
	12/31/2007	N/A	10.573	0
	12/31/2008	10.573	6.000	5
	12/31/2009	6.000	7.863	5
	12/31/2010	7.863	9.399	15
	12/31/2011	9.399	8.848	35
	12/31/2012	8.848	10.129	35
VISB 9 2.65%
	12/31/2007	N/A	10.671	0
	12/31/2008	10.671	6.065	65
	12/31/2009	6.065	7.960	82
	12/31/2010	7.960	9.529	120
	12/31/2011	9.529	8.984	96
	12/31/2012	8.984	10.300	94
VISC 1 2.45%
	12/31/2008	N/A	6.153	22
	12/31/2009	6.153	8.091	10
	12/31/2010	8.091	9.705	14
	12/31/2011	9.705	9.168	5
	12/31/2012	9.168	10.533	4
VISC 10 3.00%
	12/31/2008	N/A	5.916	0
	12/31/2009	5.916	7.736	0
	12/31/2010	7.736	9.229	0
	12/31/2011	9.229	8.670	0
	12/31/2012	8.670	9.906	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 11 2.30%
	12/31/2009	N/A	8.191	0
	12/31/2010	8.191	9.839	0
	12/31/2011	9.839	9.309	0
	12/31/2012	9.309	10.711	0
VISC 12 3.15%
	12/31/2009	N/A	7.642	0
	12/31/2010	7.642	9.102	0
	12/31/2011	9.102	8.539	0
	12/31/2012	8.539	9.741	0
VISC 13 1.75%
	12/31/2009	N/A	8.560	0
	12/31/2010	8.560	10.340	8
	12/31/2011	10.340	9.837	9
	12/31/2012	9.837	11.381	10
VISC 2 2.75%
	12/31/2008	N/A	6.022	6
	12/31/2009	6.022	7.895	7
	12/31/2010	7.895	9.442	6
	12/31/2011	9.442	8.893	6
	12/31/2012	8.893	10.186	6
VISC 3 2.60%
	12/31/2008	N/A	6.087	39
	12/31/2009	6.087	7.992	0
	12/31/2010	7.992	9.573	0
	12/31/2011	9.573	9.029	0
	12/31/2012	9.029	10.358	0
VISC 4 2.90%
	12/31/2008	N/A	5.958	0
	12/31/2009	5.958	7.799	0
	12/31/2010	7.799	9.313	0
	12/31/2011	9.313	8.758	0
	12/31/2012	8.758	10.017	0
VISC 5 2.15%
	12/31/2008	N/A	6.287	0
	12/31/2009	6.287	8.292	5
	12/31/2010	8.292	9.976	5
	12/31/2011	9.976	9.452	5
	12/31/2012	9.452	10.892	4
VISC 7 2.55%
	12/31/2008	N/A	6.109	0
	12/31/2009	6.109	8.025	0
	12/31/2010	8.025	9.617	0
	12/31/2011	9.617	9.075	5
	12/31/2012	9.075	10.416	0
VISC 8 2.85%
	12/31/2008	N/A	5.979	0
	12/31/2009	5.979	7.831	1
	12/31/2010	7.831	9.356	1
	12/31/2011	9.356	8.803	1
	12/31/2012	8.803	10.073	1
VISC 9 2.70%
	12/31/2008	N/A	6.044	44
	12/31/2009	6.044	7.927	43
	12/31/2010	7.927	9.485	42
	12/31/2011	9.485	8.938	9
	12/31/2012	8.938	10.243	11

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10 2.65%
	12/31/2007	N/A	10.671	0
	12/31/2008	10.671	6.065	9
	12/31/2009	6.065	7.960	48
	12/31/2010	7.960	9.529	52
	12/31/2011	9.529	8.984	52
	12/31/2012	8.984	10.300	47
VISI 11 1.80%
	12/31/2008	N/A	6.447	62
	12/31/2009	6.447	8.532	136
	12/31/2010	8.532	10.301	175
	12/31/2011	10.301	9.795	197
	12/31/2012	9.795	11.327	193
VISI 13 1.95%
	12/31/2009	N/A	8.428	58
	12/31/2010	8.428	10.160	67
	12/31/2011	10.160	9.646	62
	12/31/2012	9.646	11.138	64
VISI 14 2.80%
	12/31/2009	N/A	7.863	0
	12/31/2010	7.863	9.399	0
	12/31/2011	9.399	8.848	0
	12/31/2012	8.848	10.129	0
VISI 2 1.70%
	12/31/2007	N/A	11.315	33
	12/31/2008	11.315	6.493	43
	12/31/2009	6.493	8.602	23
	12/31/2010	8.602	10.396	57
	12/31/2011	10.396	9.895	94
	12/31/2012	9.895	11.454	97
VISI 3 2.10%
	12/31/2007	N/A	11.039	0
	12/31/2008	11.039	6.309	90
	12/31/2009	6.309	8.326	192
	12/31/2010	8.326	10.022	250
	12/31/2011	10.022	9.500	214
	12/31/2012	9.500	10.953	229
VISI 4 2.40%
	12/31/2007	N/A	10.837	0
	12/31/2008	10.837	6.175	25
	12/31/2009	6.175	8.124	32
	12/31/2010	8.124	9.750	44
	12/31/2011	9.750	9.215	33
	12/31/2012	9.215	10.592	29
VISI 5 2.25%
	12/31/2007	N/A	10.938	0
	12/31/2008	10.938	6.242	121
	12/31/2009	6.242	8.224	222
	12/31/2010	8.224	9.885	238
	12/31/2011	9.885	9.357	249
	12/31/2012	9.357	10.771	253

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6 2.55%
	12/31/2007	N/A	10.737	0
	12/31/2008	10.737	6.109	7
	12/31/2009	6.109	8.025	30
	12/31/2010	8.025	9.617	35
	12/31/2011	9.617	9.075	42
	12/31/2012	9.075	10.416	45
VISI 7 2.20%
	12/31/2007	N/A	10.971	0
	12/31/2008	10.971	6.264	141
	12/31/2009	6.264	8.258	243
	12/31/2010	8.258	9.930	249
	12/31/2011	9.930	9.404	208
	12/31/2012	9.404	10.831	180
VISI 8 2.50%
	12/31/2007	N/A	10.770	0
	12/31/2008	10.770	6.131	45
	12/31/2009	6.131	8.058	92
	12/31/2010	8.058	9.661	85
	12/31/2011	9.661	9.122	71
	12/31/2012	9.122	10.474	67
VISI 9 2.35%
	12/31/2007	N/A	10.870	0
	12/31/2008	10.870	6.197	96
	12/31/2009	6.197	8.157	164
	12/31/2010	8.157	9.794	204
	12/31/2011	9.794	9.262	196
	12/31/2012	9.262	10.651	211
VISL 1 1.65%
	12/31/2007	N/A	11.350	69
	12/31/2008	11.350	6.516	93
	12/31/2009	6.516	8.637	24
	12/31/2010	8.637	10.444	104
	12/31/2011	10.444	9.945	138
	12/31/2012	9.945	11.518	126
VISL 10 2.90%
	12/31/2007	N/A	10.508	0
	12/31/2008	10.508	5.958	49
	12/31/2009	5.958	7.799	83
	12/31/2010	7.799	9.313	87
	12/31/2011	9.313	8.758	88
	12/31/2012	8.758	10.017	92
VISL 11 2.05%
	12/31/2008	N/A	6.332	29
	12/31/2009	6.332	8.360	87
	12/31/2010	8.360	10.068	100
	12/31/2011	10.068	9.549	106
	12/31/2012	9.549	11.015	93
VISL 13 3.05%
	12/31/2009	N/A	7.704	4
	12/31/2010	7.704	9.186	0
	12/31/2011	9.186	8.626	0
	12/31/2012	8.626	9.850	0

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 14 2.20%
	12/31/2009	N/A	8.258	18
	12/31/2010	8.258	9.930	20
	12/31/2011	9.930	9.404	47
	12/31/2012	9.404	10.831	37
VISL 2 1.95%
	12/31/2007	N/A	11.142	13
	12/31/2008	11.142	6.377	14
	12/31/2009	6.377	8.428	6
	12/31/2010	8.428	10.160	18
	12/31/2011	10.160	9.646	45
	12/31/2012	9.646	11.138	43
VISL 3 2.35%
	12/31/2007	N/A	10.870	0
	12/31/2008	10.870	6.197	52
	12/31/2009	6.197	8.157	76
	12/31/2010	8.157	9.794	79
	12/31/2011	9.794	9.262	94
	12/31/2012	9.262	10.651	88
VISL 4 2.65%
	12/31/2007	N/A	10.671	0
	12/31/2008	10.671	6.065	29
	12/31/2009	6.065	7.960	20
	12/31/2010	7.960	9.529	22
	12/31/2011	9.529	8.984	28
	12/31/2012	8.984	10.300	33
VISL 5 2.50%
	12/31/2007	N/A	10.770	0
	12/31/2008	10.770	6.131	82
	12/31/2009	6.131	8.058	84
	12/31/2010	8.058	9.661	97
	12/31/2011	9.661	9.122	100
	12/31/2012	9.122	10.474	104
VISL 6 2.80%
	12/31/2007	N/A	10.573	0
	12/31/2008	10.573	6.000	1
	12/31/2009	6.000	7.863	9
	12/31/2010	7.863	9.399	20
	12/31/2011	9.399	8.848	11
	12/31/2012	8.848	10.129	27
VISL 7 2.45%
	12/31/2007	N/A	10.804	0
	12/31/2008	10.804	6.153	44
	12/31/2009	6.153	8.091	65
	12/31/2010	8.091	9.705	81
	12/31/2011	9.705	9.168	88
	12/31/2012	9.168	10.533	66
VISL 8 2.75%
	12/31/2007	N/A	10.606	0
	12/31/2008	10.606	6.022	10
	12/31/2009	6.022	7.895	23
	12/31/2010	7.895	9.442	24
	12/31/2011	9.442	8.893	17
	12/31/2012	8.893	10.186	21

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9 2.60%
	12/31/2007	N/A	10.704	0
	12/31/2008	10.704	6.087	14
	12/31/2009	6.087	7.992	34
	12/31/2010	7.992	9.573	50
	12/31/2011	9.573	9.029	103
	12/31/2012	9.029	10.358	44
AZL Federated Clover Small Value Fund
VISB 1 1.70%
	12/31/2007	N/A	17.242	175
	12/31/2008	17.242	11.233	195
	12/31/2009	11.233	14.425	31
	12/31/2010	14.425	18.026	70
	12/31/2011	18.026	17.028	67
	12/31/2012	17.028	19.137	53
VISB 10 2.95%
	12/31/2007	N/A	16.263	0
	12/31/2008	16.263	10.463	19
	12/31/2009	10.463	13.269	22
	12/31/2010	13.269	16.376	32
	12/31/2011	16.376	15.278	33
	12/31/2012	15.278	16.956	31
VISB 11 2.10%
	12/31/2008	N/A	10.981	9
	12/31/2009	10.981	14.044	34
	12/31/2010	14.044	17.480	51
	12/31/2011	17.480	16.447	52
	12/31/2012	16.447	18.410	38
VISB 13 3.10%
	12/31/2009	N/A	13.137	0
	12/31/2010	13.137	16.189	0
	12/31/2011	16.189	15.080	0
	12/31/2012	15.080	16.711	0
VISB 14 2.25%
	12/31/2009	N/A	13.904	18
	12/31/2010	13.904	17.280	20
	12/31/2011	17.280	16.234	23
	12/31/2012	16.234	18.144	17
VISB 2 2.00%
	12/31/2007	N/A	17.002	31
	12/31/2008	17.002	11.043	37
	12/31/2009	11.043	14.138	9
	12/31/2010	14.138	17.615	29
	12/31/2011	17.615	16.590	26
	12/31/2012	16.590	18.589	27
VISB 3 2.40%
	12/31/2007	N/A	16.687	0
	12/31/2008	16.687	10.795	74
	12/31/2009	10.795	13.766	148
	12/31/2010	13.766	17.082	249
	12/31/2011	17.082	16.025	146
	12/31/2012	16.025	17.883	127

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4 2.70%
	12/31/2007	N/A	16.454	0
	12/31/2008	16.454	10.613	20
	12/31/2009	10.613	13.493	32
	12/31/2010	13.493	16.693	28
	12/31/2011	16.693	15.613	28
	12/31/2012	15.613	17.371	19
VISB 5 2.55%
	12/31/2007	N/A	16.570	0
	12/31/2008	16.570	10.704	37
	12/31/2009	10.704	13.629	131
	12/31/2010	13.629	16.887	121
	12/31/2011	16.887	15.817	116
	12/31/2012	15.817	17.625	109
VISB 6 2.85%
	12/31/2007	N/A	16.339	0
	12/31/2008	16.339	10.523	5
	12/31/2009	10.523	13.358	13
	12/31/2010	13.358	16.502	13
	12/31/2011	16.502	15.411	12
	12/31/2012	15.411	17.121	10
VISB 7 2.50%
	12/31/2007	N/A	16.609	0
	12/31/2008	16.609	10.734	83
	12/31/2009	10.734	13.674	127
	12/31/2010	13.674	16.952	147
	12/31/2011	16.952	15.886	140
	12/31/2012	15.886	17.711	130
VISB 8 2.80%
	12/31/2007	N/A	16.378	0
	12/31/2008	16.378	10.553	20
	12/31/2009	10.553	13.403	43
	12/31/2010	13.403	16.566	35
	12/31/2011	16.566	15.478	37
	12/31/2012	15.478	17.204	37
VISB 9 2.65%
	12/31/2007	N/A	16.493	0
	12/31/2008	16.493	10.643	126
	12/31/2009	10.643	13.538	135
	12/31/2010	13.538	16.758	151
	12/31/2011	16.758	15.681	126
	12/31/2012	15.681	17.455	103
VISC 1 2.45%
	12/31/2008	N/A	10.765	2
	12/31/2009	10.765	13.720	10
	12/31/2010	13.720	17.017	2
	12/31/2011	17.017	15.955	1
	12/31/2012	15.955	17.797	1
VISC 10 3.00%
	12/31/2008	N/A	10.434	2
	12/31/2009	10.434	13.225	1
	12/31/2010	13.225	16.313	1
	12/31/2011	16.313	15.212	0
	12/31/2012	15.212	16.874	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 11 2.30%
	12/31/2009	N/A	13.858	1
	12/31/2010	13.858	17.214	1
	12/31/2011	17.214	16.164	1
	12/31/2012	16.164	18.057	0
VISC 12 3.15%
	12/31/2009	N/A	13.093	0
	12/31/2010	13.093	16.127	0
	12/31/2011	16.127	15.015	0
	12/31/2012	15.015	16.630	0
VISC 13 1.75%
	12/31/2009	N/A	14.365	1
	12/31/2010	14.365	17.942	4
	12/31/2011	17.942	16.941	9
	12/31/2012	16.941	19.029	4
VISC 2 2.75%
	12/31/2008	N/A	10.583	1
	12/31/2009	10.583	13.448	1
	12/31/2010	13.448	16.629	1
	12/31/2011	16.629	15.545	1
	12/31/2012	15.545	17.287	1
VISC 3 2.60%
	12/31/2008	N/A	10.673	2
	12/31/2009	10.673	13.583	30
	12/31/2010	13.583	16.822	3
	12/31/2011	16.822	15.749	2
	12/31/2012	15.749	17.540	1
VISC 4 2.90%
	12/31/2008	N/A	10.493	0
	12/31/2009	10.493	13.314	0
	12/31/2010	13.314	16.439	0
	12/31/2011	16.439	15.344	0
	12/31/2012	15.344	17.038	0
VISC 5 2.15%
	12/31/2008	N/A	10.950	4
	12/31/2009	10.950	13.998	6
	12/31/2010	13.998	17.413	8
	12/31/2011	17.413	16.376	4
	12/31/2012	16.376	18.321	2
VISC 7 2.55%
	12/31/2008	N/A	10.704	9
	12/31/2009	10.704	13.629	15
	12/31/2010	13.629	16.887	12
	12/31/2011	16.887	15.817	14
	12/31/2012	15.817	17.625	11
VISC 8 2.85%
	12/31/2008	N/A	10.523	3
	12/31/2009	10.523	13.358	2
	12/31/2010	13.358	16.502	2
	12/31/2011	16.502	15.411	2
	12/31/2012	15.411	17.121	2
VISC 9 2.70%
	12/31/2008	N/A	10.613	6
	12/31/2009	10.613	13.493	16
	12/31/2010	13.493	16.693	12
	12/31/2011	16.693	15.613	8
	12/31/2012	15.613	17.371	8

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10 2.65%
	12/31/2007	N/A	16.493	0
	12/31/2008	16.493	10.643	33
	12/31/2009	10.643	13.538	48
	12/31/2010	13.538	16.758	39
	12/31/2011	16.758	15.681	37
	12/31/2012	15.681	17.455	35
VISI 11 1.80%
	12/31/2008	N/A	11.169	94
	12/31/2009	11.169	14.329	203
	12/31/2010	14.329	17.888	199
	12/31/2011	17.888	16.881	196
	12/31/2012	16.881	18.952	156
VISI 13 1.95%
	12/31/2009	N/A	14.186	91
	12/31/2010	14.186	17.683	106
	12/31/2011	17.683	16.662	101
	12/31/2012	16.662	18.679	96
VISI 14 2.80%
	12/31/2009	N/A	13.403	0
	12/31/2010	13.403	16.566	0
	12/31/2011	16.566	15.478	0
	12/31/2012	15.478	17.204	0
VISI 2 1.70%
	12/31/2007	N/A	17.242	38
	12/31/2008	17.242	11.233	48
	12/31/2009	11.233	14.425	17
	12/31/2010	14.425	18.026	109
	12/31/2011	18.026	17.028	86
	12/31/2012	17.028	19.137	57
VISI 3 2.10%
	12/31/2007	N/A	16.923	0
	12/31/2008	16.923	10.981	104
	12/31/2009	10.981	14.044	208
	12/31/2010	14.044	17.480	199
	12/31/2011	17.480	16.447	190
	12/31/2012	16.447	18.410	179
VISI 4 2.40%
	12/31/2007	N/A	16.687	0
	12/31/2008	16.687	10.795	16
	12/31/2009	10.795	13.766	34
	12/31/2010	13.766	17.082	30
	12/31/2011	17.082	16.025	29
	12/31/2012	16.025	17.883	28
VISI 5 2.25%
	12/31/2007	N/A	16.804	0
	12/31/2008	16.804	10.888	56
	12/31/2009	10.888	13.904	162
	12/31/2010	13.904	17.280	169
	12/31/2011	17.280	16.234	158
	12/31/2012	16.234	18.144	155

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6 2.55%
	12/31/2007	N/A	16.570	0
	12/31/2008	16.570	10.704	2
	12/31/2009	10.704	13.629	18
	12/31/2010	13.629	16.887	19
	12/31/2011	16.887	15.817	16
	12/31/2012	15.817	17.625	16
VISI 7 2.20%
	12/31/2007	N/A	16.844	0
	12/31/2008	16.844	10.919	172
	12/31/2009	10.919	13.951	235
	12/31/2010	13.951	17.347	252
	12/31/2011	17.347	16.305	228
	12/31/2012	16.305	18.233	211
VISI 8 2.50%
	12/31/2007	N/A	16.609	0
	12/31/2008	16.609	10.734	49
	12/31/2009	10.734	13.674	61
	12/31/2010	13.674	16.952	64
	12/31/2011	16.952	15.886	60
	12/31/2012	15.886	17.711	53
VISI 9 2.35%
	12/31/2007	N/A	16.726	0
	12/31/2008	16.726	10.826	180
	12/31/2009	10.826	13.812	228
	12/31/2010	13.812	17.148	231
	12/31/2011	17.148	16.094	199
	12/31/2012	16.094	17.970	185
VISL 1 1.65%
	12/31/2007	N/A	17.282	69
	12/31/2008	17.282	11.265	106
	12/31/2009	11.265	14.473	33
	12/31/2010	14.473	18.095	93
	12/31/2011	18.095	17.102	118
	12/31/2012	17.102	19.230	88
VISL 10 2.90%
	12/31/2007	N/A	16.301	0
	12/31/2008	16.301	10.493	15
	12/31/2009	10.493	13.314	28
	12/31/2010	13.314	16.439	24
	12/31/2011	16.439	15.344	20
	12/31/2012	15.344	17.038	18
VISL 11 2.05%
	12/31/2008	N/A	11.012	28
	12/31/2009	11.012	14.091	71
	12/31/2010	14.091	17.548	77
	12/31/2011	17.548	16.519	92
	12/31/2012	16.519	18.499	72
VISL 13 3.05%
	12/31/2009	N/A	13.181	2
	12/31/2010	13.181	16.251	0
	12/31/2011	16.251	15.146	0
	12/31/2012	15.146	16.792	0

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 14 2.20%
	12/31/2009	N/A	13.951	33
	12/31/2010	13.951	17.347	32
	12/31/2011	17.347	16.305	37
	12/31/2012	16.305	18.233	34
VISL 2 1.95%
	12/31/2007	N/A	17.042	19
	12/31/2008	17.042	11.075	27
	12/31/2009	11.075	14.186	12
	12/31/2010	14.186	17.683	37
	12/31/2011	17.683	16.662	29
	12/31/2012	16.662	18.679	24
VISL 3 2.35%
	12/31/2007	N/A	16.726	0
	12/31/2008	16.726	10.826	51
	12/31/2009	10.826	13.812	88
	12/31/2010	13.812	17.148	88
	12/31/2011	17.148	16.094	82
	12/31/2012	16.094	17.970	72
VISL 4 2.65%
	12/31/2007	N/A	16.493	0
	12/31/2008	16.493	10.643	11
	12/31/2009	10.643	13.538	25
	12/31/2010	13.538	16.758	31
	12/31/2011	16.758	15.681	32
	12/31/2012	15.681	17.455	21
VISL 5 2.50%
	12/31/2007	N/A	16.609	0
	12/31/2008	16.609	10.734	27
	12/31/2009	10.734	13.674	83
	12/31/2010	13.674	16.952	64
	12/31/2011	16.952	15.886	71
	12/31/2012	15.886	17.711	62
VISL 6 2.80%
	12/31/2007	N/A	16.378	0
	12/31/2008	16.378	10.553	1
	12/31/2009	10.553	13.403	8
	12/31/2010	13.403	16.566	9
	12/31/2011	16.566	15.478	9
	12/31/2012	15.478	17.204	4
VISL 7 2.45%
	12/31/2007	N/A	16.648	0
	12/31/2008	16.648	10.765	68
	12/31/2009	10.765	13.720	112
	12/31/2010	13.720	17.017	104
	12/31/2011	17.017	15.955	84
	12/31/2012	15.955	17.797	69
VISL 8 2.75%
	12/31/2007	N/A	16.416	0
	12/31/2008	16.416	10.583	12
	12/31/2009	10.583	13.448	42
	12/31/2010	13.448	16.629	27
	12/31/2011	16.629	15.545	25
	12/31/2012	15.545	17.287	22

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9 2.60%
	12/31/2007	N/A	16.532	0
	12/31/2008	16.532	10.673	71
	12/31/2009	10.673	13.583	123
	12/31/2010	13.583	16.822	116
	12/31/2011	16.822	15.749	89
	12/31/2012	15.749	17.540	49
AZL Franklin Templeton Founding Strategy Plus Fund
VISB 1 1.70%
	12/31/2009	N/A	10.212	57
	12/31/2010	10.212	11.046	1089
	12/31/2011	11.046	10.661	1605
	12/31/2012	10.661	12.029	1507
VISB 10 2.95%
	12/31/2009	N/A	10.188	1
	12/31/2010	10.188	10.883	60
	12/31/2011	10.883	10.373	66
	12/31/2012	10.373	11.558	61
VISB 11 2.10%
	12/31/2009	N/A	10.204	0
	12/31/2010	10.204	10.993	9
	12/31/2011	10.993	10.568	18
	12/31/2012	10.568	11.877	14
VISB 13 3.10%
	12/31/2009	N/A	10.185	0
	12/31/2010	10.185	10.863	4
	12/31/2011	10.863	10.339	10
	12/31/2012	10.339	11.503	8
VISB 14 2.25%
	12/31/2009	N/A	10.201	0
	12/31/2010	10.201	10.974	2
	12/31/2011	10.974	10.533	2
	12/31/2012	10.533	11.820	2
VISB 2 2.00%
	12/31/2009	N/A	10.206	28
	12/31/2010	10.206	11.006	327
	12/31/2011	11.006	10.591	429
	12/31/2012	10.591	11.915	412
VISB 3 2.40%
	12/31/2009	N/A	10.198	2
	12/31/2010	10.198	10.954	307
	12/31/2011	10.954	10.499	14
	12/31/2012	10.499	11.763	33
VISB 4 2.70%
	12/31/2009	N/A	10.192	0
	12/31/2010	10.192	10.915	33
	12/31/2011	10.915	10.430	37
	12/31/2012	10.430	11.651	38
VISB 5 2.55%
	12/31/2009	N/A	10.195	0
	12/31/2010	10.195	10.935	3
	12/31/2011	10.935	10.464	28
	12/31/2012	10.464	11.707	24

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 6 2.85%
	12/31/2009	N/A	10.189	0
	12/31/2010	10.189	10.896	3
	12/31/2011	10.896	10.396	2
	12/31/2012	10.396	11.595	7
VISB 7 2.50%
	12/31/2009	N/A	10.196	10
	12/31/2010	10.196	10.941	16
	12/31/2011	10.941	10.476	20
	12/31/2012	10.476	11.726	14
VISB 8 2.80%
	12/31/2009	N/A	10.190	3
	12/31/2010	10.190	10.902	61
	12/31/2011	10.902	10.407	78
	12/31/2012	10.407	11.614	73
VISB 9 2.65%
	12/31/2009	N/A	10.193	5
	12/31/2010	10.193	10.922	58
	12/31/2011	10.922	10.442	67
	12/31/2012	10.442	11.670	89
VISC 1 2.45%
	12/31/2009	N/A	10.197	0
	12/31/2010	10.197	10.948	0
	12/31/2011	10.948	10.487	1
	12/31/2012	10.487	11.745	11
VISC 10 3.00%
	12/31/2009	N/A	10.187	0
	12/31/2010	10.187	10.876	2
	12/31/2011	10.876	10.362	2
	12/31/2012	10.362	11.540	6
VISC 11 2.30%
	12/31/2009	N/A	10.200	0
	12/31/2010	10.200	10.967	0
	12/31/2011	10.967	10.522	0
	12/31/2012	10.522	11.801	0
VISC 12 3.15%
	12/31/2009	N/A	10.184	0
	12/31/2010	10.184	10.857	1
	12/31/2011	10.857	10.328	0
	12/31/2012	10.328	11.485	2
VISC 13 1.75%
	12/31/2009	N/A	10.211	18
	12/31/2010	10.211	11.039	150
	12/31/2011	11.039	10.649	181
	12/31/2012	10.649	12.010	169
VISC 2 2.75%
	12/31/2009	N/A	10.191	0
	12/31/2010	10.191	10.909	0
	12/31/2011	10.909	10.419	0
	12/31/2012	10.419	11.632	0
VISC 3 2.60%
	12/31/2009	N/A	10.194	0
	12/31/2010	10.194	10.928	0
	12/31/2011	10.928	10.453	0
	12/31/2012	10.453	11.688	1

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 4 2.90%
	12/31/2009	N/A	10.189	0
	12/31/2010	10.189	10.889	0
	12/31/2011	10.889	10.385	0
	12/31/2012	10.385	11.577	0
VISC 5 2.15%
	12/31/2009	N/A	10.203	0
	12/31/2010	10.203	10.987	3
	12/31/2011	10.987	10.556	5
	12/31/2012	10.556	11.858	6
VISC 7 2.55%
	12/31/2009	N/A	10.195	6
	12/31/2010	10.195	10.935	1
	12/31/2011	10.935	10.464	1
	12/31/2012	10.464	11.707	3
VISC 8 2.85%
	12/31/2009	N/A	10.189	0
	12/31/2010	10.189	10.896	1
	12/31/2011	10.896	10.396	5
	12/31/2012	10.396	11.595	10
VISC 9 2.70%
	12/31/2009	N/A	10.192	0
	12/31/2010	10.192	10.915	0
	12/31/2011	10.915	10.430	1
	12/31/2012	10.430	11.651	8
VISI 10 2.65%
	12/31/2009	N/A	10.193	2
	12/31/2010	10.193	10.922	78
	12/31/2011	10.922	10.442	137
	12/31/2012	10.442	11.670	142
VISI 11 1.80%
	12/31/2009	N/A	10.210	1
	12/31/2010	10.210	11.033	7
	12/31/2011	11.033	10.638	12
	12/31/2012	10.638	11.991	41
VISI 13 1.95%
	12/31/2009	N/A	10.207	0
	12/31/2010	10.207	11.013	3
	12/31/2011	11.013	10.603	1
	12/31/2012	10.603	11.934	2
VISI 14 2.80%
	12/31/2009	N/A	10.190	0
	12/31/2010	10.190	10.902	15
	12/31/2011	10.902	10.407	18
	12/31/2012	10.407	11.614	22
VISI 2 1.70%
	12/31/2009	N/A	10.212	68
	12/31/2010	10.212	11.046	1156
	12/31/2011	11.046	10.661	1597
	12/31/2012	10.661	12.029	1490
VISI 3 2.10%
	12/31/2009	N/A	10.204	0
	12/31/2010	10.204	10.993	14
	12/31/2011	10.993	10.568	32
	12/31/2012	10.568	11.877	74

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 4 2.40%
	12/31/2009	N/A	10.198	0
	12/31/2010	10.198	10.954	12
	12/31/2011	10.954	10.499	6
	12/31/2012	10.499	11.763	9
VISI 5 2.25%
	12/31/2009	N/A	10.201	2
	12/31/2010	10.201	10.974	22
	12/31/2011	10.974	10.533	40
	12/31/2012	10.533	11.820	91
VISI 6 2.55%
	12/31/2009	N/A	10.195	0
	12/31/2010	10.195	10.935	0
	12/31/2011	10.935	10.464	0
	12/31/2012	10.464	11.707	1
VISI 7 2.20%
	12/31/2009	N/A	10.202	1
	12/31/2010	10.202	10.980	39
	12/31/2011	10.980	10.545	47
	12/31/2012	10.545	11.839	94
VISI 8 2.50%
	12/31/2009	N/A	10.196	15
	12/31/2010	10.196	10.941	242
	12/31/2011	10.941	10.476	304
	12/31/2012	10.476	11.726	338
VISI 9 2.35%
	12/31/2009	N/A	10.199	7
	12/31/2010	10.199	10.961	162
	12/31/2011	10.961	10.510	278
	12/31/2012	10.510	11.782	463
VISL 1 1.65%
	12/31/2009	N/A	10.213	136
	12/31/2010	10.213	11.052	2484
	12/31/2011	11.052	10.673	3505
	12/31/2012	10.673	12.049	3395
VISL 10 2.90%
	12/31/2009	N/A	10.189	5
	12/31/2010	10.189	10.889	113
	12/31/2011	10.889	10.385	91
	12/31/2012	10.385	11.577	86
VISL 11 2.05%
	12/31/2009	N/A	10.205	0
	12/31/2010	10.205	11.000	3
	12/31/2011	11.000	10.580	87
	12/31/2012	10.580	11.896	97
VISL 13 3.05%
	12/31/2009	N/A	10.186	0
	12/31/2010	10.186	10.870	34
	12/31/2011	10.870	10.350	34
	12/31/2012	10.350	11.522	29
VISL 14 2.20%
	12/31/2009	N/A	10.202	0
	12/31/2010	10.202	10.980	4
	12/31/2011	10.980	10.545	0
	12/31/2012	10.545	11.839	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 2 1.95%
	12/31/2009	N/A	10.207	28
	12/31/2010	10.207	11.013	770
	12/31/2011	11.013	10.603	1155
	12/31/2012	10.603	11.934	1091
VISL 3 2.35%
	12/31/2009	N/A	10.199	1
	12/31/2010	10.199	10.961	40
	12/31/2011	10.961	10.510	55
	12/31/2012	10.510	11.782	53
VISL 4 2.65%
	12/31/2009	N/A	10.193	0
	12/31/2010	10.193	10.922	4
	12/31/2011	10.922	10.442	5
	12/31/2012	10.442	11.670	5
VISL 5 2.50%
	12/31/2009	N/A	10.196	4
	12/31/2010	10.196	10.941	14
	12/31/2011	10.941	10.476	38
	12/31/2012	10.476	11.726	44
VISL 6 2.80%
	12/31/2009	N/A	10.190	4
	12/31/2010	10.190	10.902	4
	12/31/2011	10.902	10.407	27
	12/31/2012	10.407	11.614	24
VISL 7 2.45%
	12/31/2009	N/A	10.197	130
	12/31/2010	10.197	10.948	150
	12/31/2011	10.948	10.487	157
	12/31/2012	10.487	11.745	157
VISL 8 2.75%
	12/31/2009	N/A	10.191	5
	12/31/2010	10.191	10.909	38
	12/31/2011	10.909	10.419	128
	12/31/2012	10.419	11.632	161
VISL 9 2.60%
	12/31/2009	N/A	10.194	0
	12/31/2010	10.194	10.928	44
	12/31/2011	10.928	10.453	83
	12/31/2012	10.453	11.688	98
AZL Gateway Fund
VISB 1 1.70%
	12/31/2010	N/A	10.082	127
	12/31/2011	10.082	10.216	210
	12/31/2012	10.216	10.459	185
VISB 10 2.95%
	12/31/2010	N/A	9.997	0
	12/31/2011	9.997	10.004	0
	12/31/2012	10.004	10.115	6
VISB 11 2.10%
	12/31/2010	N/A	10.055	0
	12/31/2011	10.055	10.148	1
	12/31/2012	10.148	10.348	8

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 13 3.10%
	12/31/2010	N/A	9.987	0
	12/31/2011	9.987	9.979	0
	12/31/2012	9.979	10.075	0
VISB 14 2.25%
	12/31/2010	N/A	10.044	0
	12/31/2011	10.044	10.122	0
	12/31/2012	10.122	10.307	0
VISB 2 2.00%
	12/31/2010	N/A	10.061	39
	12/31/2011	10.061	10.165	54
	12/31/2012	10.165	10.376	80
VISB 3 2.40%
	12/31/2010	N/A	10.034	10
	12/31/2011	10.034	10.097	14
	12/31/2012	10.097	10.265	15
VISB 4 2.70%
	12/31/2010	N/A	10.014	3
	12/31/2011	10.014	10.046	3
	12/31/2012	10.046	10.183	3
VISB 5 2.55%
	12/31/2010	N/A	10.024	0
	12/31/2011	10.024	10.071	2
	12/31/2012	10.071	10.224	2
VISB 6 2.85%
	12/31/2010	N/A	10.004	20
	12/31/2011	10.004	10.021	20
	12/31/2012	10.021	10.142	20
VISB 7 2.50%
	12/31/2010	N/A	10.028	0
	12/31/2011	10.028	10.080	2
	12/31/2012	10.080	10.238	3
VISB 8 2.80%
	12/31/2010	N/A	10.007	1
	12/31/2011	10.007	10.029	13
	12/31/2012	10.029	10.156	8
VISB 9 2.65%
	12/31/2010	N/A	10.017	4
	12/31/2011	10.017	10.055	17
	12/31/2012	10.055	10.197	17
VISC 1 2.45%
	12/31/2010	N/A	10.031	0
	12/31/2011	10.031	10.088	3
	12/31/2012	10.088	10.252	2
VISC 10 3.00%
	12/31/2010	N/A	9.994	0
	12/31/2011	9.994	9.996	3
	12/31/2012	9.996	10.102	3
VISC 11 2.30%
	12/31/2010	N/A	10.041	0
	12/31/2011	10.041	10.114	1
	12/31/2012	10.114	10.293	0
VISC 12 3.15%
	12/31/2010	N/A	9.984	0
	12/31/2011	9.984	9.971	2
	12/31/2012	9.971	10.061	2

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 13 1.75%
	12/31/2010	N/A	10.078	10
	12/31/2011	10.078	10.207	21
	12/31/2012	10.207	10.445	20
VISC 2 2.75%
	12/31/2010	N/A	10.011	0
	12/31/2011	10.011	10.038	0
	12/31/2012	10.038	10.170	0
VISC 3 2.60%
	12/31/2010	N/A	10.021	0
	12/31/2011	10.021	10.063	22
	12/31/2012	10.063	10.210	22
VISC 4 2.90%
	12/31/2010	N/A	10.001	0
	12/31/2011	10.001	10.013	0
	12/31/2012	10.013	10.129	0
VISC 5 2.15%
	12/31/2010	N/A	10.051	0
	12/31/2011	10.051	10.139	0
	12/31/2012	10.139	10.334	0
VISC 7 2.55%
	12/31/2010	N/A	10.024	0
	12/31/2011	10.024	10.071	2
	12/31/2012	10.071	10.224	2
VISC 8 2.85%
	12/31/2010	N/A	10.004	0
	12/31/2011	10.004	10.021	0
	12/31/2012	10.021	10.142	0
VISC 9 2.70%
	12/31/2010	N/A	10.014	0
	12/31/2011	10.014	10.046	0
	12/31/2012	10.046	10.183	0
VISI 10 2.65%
	12/31/2010	N/A	10.017	7
	12/31/2011	10.017	10.055	41
	12/31/2012	10.055	10.197	43
VISI 11 1.80%
	12/31/2010	N/A	10.075	6
	12/31/2011	10.075	10.199	7
	12/31/2012	10.199	10.431	27
VISI 13 1.95%
	12/31/2010	N/A	10.065	0
	12/31/2011	10.065	10.173	23
	12/31/2012	10.173	10.390	21
VISI 14 2.80%
	12/31/2010	N/A	10.007	2
	12/31/2011	10.007	10.029	2
	12/31/2012	10.029	10.156	2
VISI 2 1.70%
	12/31/2010	N/A	10.082	128
	12/31/2011	10.082	10.216	173
	12/31/2012	10.216	10.459	176
VISI 3 2.10%
	12/31/2010	N/A	10.055	14
	12/31/2011	10.055	10.148	17
	12/31/2012	10.148	10.348	24

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 4 2.40%
	12/31/2010	N/A	10.034	0
	12/31/2011	10.034	10.097	5
	12/31/2012	10.097	10.265	5
VISI 5 2.25%
	12/31/2010	N/A	10.044	4
	12/31/2011	10.044	10.122	14
	12/31/2012	10.122	10.307	24
VISI 6 2.55%
	12/31/2010	N/A	10.024	0
	12/31/2011	10.024	10.071	0
	12/31/2012	10.071	10.224	1
VISI 7 2.20%
	12/31/2010	N/A	10.048	4
	12/31/2011	10.048	10.131	27
	12/31/2012	10.131	10.320	19
VISI 8 2.50%
	12/31/2010	N/A	10.028	8
	12/31/2011	10.028	10.080	36
	12/31/2012	10.080	10.238	114
VISI 9 2.35%
	12/31/2010	N/A	10.038	8
	12/31/2011	10.038	10.105	37
	12/31/2012	10.105	10.279	40
VISL 1 1.65%
	12/31/2010	N/A	10.085	407
	12/31/2011	10.085	10.224	599
	12/31/2012	10.224	10.473	510
VISL 10 2.90%
	12/31/2010	N/A	10.001	5
	12/31/2011	10.001	10.013	42
	12/31/2012	10.013	10.129	8
VISL 11 2.05%
	12/31/2010	N/A	10.058	0
	12/31/2011	10.058	10.156	1
	12/31/2012	10.156	10.362	4
VISL 13 3.05%
	12/31/2010	N/A	9.990	0
	12/31/2011	9.990	9.988	3
	12/31/2012	9.988	10.088	3
VISL 14 2.20%
	12/31/2010	N/A	10.048	0
	12/31/2011	10.048	10.131	2
	12/31/2012	10.131	10.320	17
VISL 2 1.95%
	12/31/2010	N/A	10.065	111
	12/31/2011	10.065	10.173	156
	12/31/2012	10.173	10.390	169
VISL 3 2.35%
	12/31/2010	N/A	10.038	0
	12/31/2011	10.038	10.105	4
	12/31/2012	10.105	10.279	3
VISL 4 2.65%
	12/31/2010	N/A	10.017	0
	12/31/2011	10.017	10.055	14
	12/31/2012	10.055	10.197	13

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 5 2.50%
	12/31/2010	N/A	10.028	3
	12/31/2011	10.028	10.080	5
	12/31/2012	10.080	10.238	13
VISL 6 2.80%
	12/31/2010	N/A	10.007	0
	12/31/2011	10.007	10.029	4
	12/31/2012	10.029	10.156	3
VISL 7 2.45%
	12/31/2010	N/A	10.031	11
	12/31/2011	10.031	10.088	17
	12/31/2012	10.088	10.252	23
VISL 8 2.75%
	12/31/2010	N/A	10.011	21
	12/31/2011	10.011	10.038	57
	12/31/2012	10.038	10.170	68
VISL 9 2.60%
	12/31/2010	N/A	10.021	10
	12/31/2011	10.021	10.063	13
	12/31/2012	10.063	10.210	21
AZL Growth Index Strategy Fund
VISB 1 1.70%
	12/31/2009	N/A	10.061	230
	12/31/2010	10.061	11.219	1659
	12/31/2011	11.219	11.031	2579
	12/31/2012	11.031	12.289	2499
VISB 10 2.95%
	12/31/2009	N/A	10.037	176
	12/31/2010	10.037	11.053	164
	12/31/2011	11.053	10.733	194
	12/31/2012	10.733	11.808	201
VISB 11 2.10%
	12/31/2009	N/A	10.053	105
	12/31/2010	10.053	11.165	104
	12/31/2011	11.165	10.935	77
	12/31/2012	10.935	12.133	69
VISB 13 3.10%
	12/31/2009	N/A	10.034	1
	12/31/2010	10.034	11.033	101
	12/31/2011	11.033	10.698	50
	12/31/2012	10.698	11.752	51
VISB 14 2.25%
	12/31/2009	N/A	10.050	10
	12/31/2010	10.050	11.145	11
	12/31/2011	11.145	10.899	10
	12/31/2012	10.899	12.075	17
VISB 2 2.00%
	12/31/2009	N/A	10.055	117
	12/31/2010	10.055	11.179	424
	12/31/2011	11.179	10.959	691
	12/31/2012	10.959	12.172	654
VISB 3 2.40%
	12/31/2009	N/A	10.047	457
	12/31/2010	10.047	11.125	474
	12/31/2011	11.125	10.863	443
	12/31/2012	10.863	12.018	459

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4 2.70%
	12/31/2009	N/A	10.042	170
	12/31/2010	10.042	11.086	195
	12/31/2011	11.086	10.792	186
	12/31/2012	10.792	11.903	176
VISB 5 2.55%
	12/31/2009	N/A	10.045	245
	12/31/2010	10.045	11.105	316
	12/31/2011	11.105	10.828	284
	12/31/2012	10.828	11.960	271
VISB 6 2.85%
	12/31/2009	N/A	10.039	190
	12/31/2010	10.039	11.066	193
	12/31/2011	11.066	10.757	166
	12/31/2012	10.757	11.846	156
VISB 7 2.50%
	12/31/2009	N/A	10.045	740
	12/31/2010	10.045	11.112	694
	12/31/2011	11.112	10.840	688
	12/31/2012	10.840	11.979	686
VISB 8 2.80%
	12/31/2009	N/A	10.040	277
	12/31/2010	10.040	11.072	208
	12/31/2011	11.072	10.769	216
	12/31/2012	10.769	11.865	223
VISB 9 2.65%
	12/31/2009	N/A	10.043	571
	12/31/2010	10.043	11.092	606
	12/31/2011	11.092	10.804	618
	12/31/2012	10.804	11.922	658
VISC 1 2.45%
	12/31/2009	N/A	10.046	29
	12/31/2010	10.046	11.119	27
	12/31/2011	11.119	10.851	27
	12/31/2012	10.851	11.998	24
VISC 10 3.00%
	12/31/2009	N/A	10.036	3
	12/31/2010	10.036	11.046	3
	12/31/2011	11.046	10.722	3
	12/31/2012	10.722	11.789	11
VISC 11 2.30%
	12/31/2009	N/A	10.049	2
	12/31/2010	10.049	11.139	2
	12/31/2011	11.139	10.887	2
	12/31/2012	10.887	12.056	1
VISC 12 3.15%
	12/31/2009	N/A	10.033	0
	12/31/2010	10.033	11.026	0
	12/31/2011	11.026	10.686	0
	12/31/2012	10.686	11.733	3
VISC 13 1.75%
	12/31/2009	N/A	10.060	25
	12/31/2010	10.060	11.212	141
	12/31/2011	11.212	11.019	269
	12/31/2012	11.019	12.270	258

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 2 2.75%
	12/31/2009	N/A	10.041	13
	12/31/2010	10.041	11.079	16
	12/31/2011	11.079	10.780	16
	12/31/2012	10.780	11.884	3
VISC 3 2.60%
	12/31/2009	N/A	10.044	0
	12/31/2010	10.044	11.099	2
	12/31/2011	11.099	10.816	9
	12/31/2012	10.816	11.941	8
VISC 4 2.90%
	12/31/2009	N/A	10.038	0
	12/31/2010	10.038	11.059	0
	12/31/2011	11.059	10.745	0
	12/31/2012	10.745	11.827	0
VISC 5 2.15%
	12/31/2009	N/A	10.052	2
	12/31/2010	10.052	11.159	2
	12/31/2011	11.159	10.923	4
	12/31/2012	10.923	12.114	4
VISC 7 2.55%
	12/31/2009	N/A	10.045	23
	12/31/2010	10.045	11.105	31
	12/31/2011	11.105	10.828	28
	12/31/2012	10.828	11.960	27
VISC 8 2.85%
	12/31/2009	N/A	10.039	9
	12/31/2010	10.039	11.066	5
	12/31/2011	11.066	10.757	42
	12/31/2012	10.757	11.846	44
VISC 9 2.70%
	12/31/2009	N/A	10.042	76
	12/31/2010	10.042	11.086	70
	12/31/2011	11.086	10.792	62
	12/31/2012	10.792	11.903	76
VISI 10 2.65%
	12/31/2009	N/A	10.043	256
	12/31/2010	10.043	11.092	299
	12/31/2011	11.092	10.804	302
	12/31/2012	10.804	11.922	297
VISI 11 1.80%
	12/31/2009	N/A	10.059	319
	12/31/2010	10.059	11.205	311
	12/31/2011	11.205	11.007	328
	12/31/2012	11.007	12.250	306
VISI 13 1.95%
	12/31/2009	N/A	10.056	77
	12/31/2010	10.056	11.185	89
	12/31/2011	11.185	10.971	71
	12/31/2012	10.971	12.192	70
VISI 14 2.80%
	12/31/2009	N/A	10.040	0
	12/31/2010	10.040	11.072	25
	12/31/2011	11.072	10.769	39
	12/31/2012	10.769	11.865	34

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 2 1.70%
	12/31/2009	N/A	10.061	173
	12/31/2010	10.061	11.219	1608
	12/31/2011	11.219	11.031	2395
	12/31/2012	11.031	12.289	2436
VISI 3 2.10%
	12/31/2009	N/A	10.053	979
	12/31/2010	10.053	11.165	947
	12/31/2011	11.165	10.935	928
	12/31/2012	10.935	12.133	930
VISI 4 2.40%
	12/31/2009	N/A	10.047	112
	12/31/2010	10.047	11.125	79
	12/31/2011	11.125	10.863	81
	12/31/2012	10.863	12.018	77
VISI 5 2.25%
	12/31/2009	N/A	10.050	590
	12/31/2010	10.050	11.145	650
	12/31/2011	11.145	10.899	679
	12/31/2012	10.899	12.075	705
VISI 6 2.55%
	12/31/2009	N/A	10.045	18
	12/31/2010	10.045	11.105	23
	12/31/2011	11.105	10.828	24
	12/31/2012	10.828	11.960	27
VISI 7 2.20%
	12/31/2009	N/A	10.051	1471
	12/31/2010	10.051	11.152	1412
	12/31/2011	11.152	10.911	1371
	12/31/2012	10.911	12.095	1354
VISI 8 2.50%
	12/31/2009	N/A	10.045	249
	12/31/2010	10.045	11.112	536
	12/31/2011	11.112	10.840	880
	12/31/2012	10.840	11.979	1339
VISI 9 2.35%
	12/31/2009	N/A	10.048	1421
	12/31/2010	10.048	11.132	1659
	12/31/2011	11.132	10.875	1677
	12/31/2012	10.875	12.037	1777
VISL 1 1.65%
	12/31/2009	N/A	10.062	125
	12/31/2010	10.062	11.225	3759
	12/31/2011	11.225	11.043	6545
	12/31/2012	11.043	12.309	6652
VISL 10 2.90%
	12/31/2009	N/A	10.038	185
	12/31/2010	10.038	11.059	192
	12/31/2011	11.059	10.745	219
	12/31/2012	10.745	11.827	216
VISL 11 2.05%
	12/31/2009	N/A	10.054	112
	12/31/2010	10.054	11.172	105
	12/31/2011	11.172	10.947	104
	12/31/2012	10.947	12.153	87

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 13 3.05%
	12/31/2009	N/A	10.035	14
	12/31/2010	10.035	11.039	14
	12/31/2011	11.039	10.710	50
	12/31/2012	10.710	11.771	60
VISL 14 2.20%
	12/31/2009	N/A	10.051	62
	12/31/2010	10.051	11.152	63
	12/31/2011	11.152	10.911	57
	12/31/2012	10.911	12.095	67
VISL 2 1.95%
	12/31/2009	N/A	10.056	85
	12/31/2010	10.056	11.185	1521
	12/31/2011	11.185	10.971	2634
	12/31/2012	10.971	12.192	2907
VISL 3 2.35%
	12/31/2009	N/A	10.048	404
	12/31/2010	10.048	11.132	454
	12/31/2011	11.132	10.875	414
	12/31/2012	10.875	12.037	402
VISL 4 2.65%
	12/31/2009	N/A	10.043	162
	12/31/2010	10.043	11.092	151
	12/31/2011	11.092	10.804	166
	12/31/2012	10.804	11.922	163
VISL 5 2.50%
	12/31/2009	N/A	10.045	409
	12/31/2010	10.045	11.112	371
	12/31/2011	11.112	10.840	326
	12/31/2012	10.840	11.979	360
VISL 6 2.80%
	12/31/2009	N/A	10.040	34
	12/31/2010	10.040	11.072	34
	12/31/2011	11.072	10.769	42
	12/31/2012	10.769	11.865	33
VISL 7 2.45%
	12/31/2009	N/A	10.046	671
	12/31/2010	10.046	11.119	662
	12/31/2011	11.119	10.851	629
	12/31/2012	10.851	11.998	615
VISL 8 2.75%
	12/31/2009	N/A	10.041	173
	12/31/2010	10.041	11.079	246
	12/31/2011	11.079	10.780	439
	12/31/2012	10.780	11.884	500
VISL 9 2.60%
	12/31/2009	N/A	10.044	644
	12/31/2010	10.044	11.099	709
	12/31/2011	11.099	10.816	818
	12/31/2012	10.816	11.941	751

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL International Index Fund
VISB 1 1.70%
	12/31/2009	N/A	9.755	21
	12/31/2010	9.755	10.273	42
	12/31/2011	10.273	8.810	53
	12/31/2012	8.810	10.223	45
VISB 10 2.95%
	12/31/2009	N/A	9.732	17
	12/31/2010	9.732	10.121	19
	12/31/2011	10.121	8.572	20
	12/31/2012	8.572	9.822	20
VISB 11 2.10%
	12/31/2009	N/A	9.747	17
	12/31/2010	9.747	10.224	24
	12/31/2011	10.224	8.733	27
	12/31/2012	8.733	10.093	34
VISB 13 3.10%
	12/31/2009	N/A	9.729	0
	12/31/2010	9.729	10.103	0
	12/31/2011	10.103	8.544	0
	12/31/2012	8.544	9.775	0
VISB 14 2.25%
	12/31/2009	N/A	9.745	7
	12/31/2010	9.745	10.206	7
	12/31/2011	10.206	8.705	6
	12/31/2012	8.705	10.045	6
VISB 2 2.00%
	12/31/2009	N/A	9.749	10
	12/31/2010	9.749	10.236	18
	12/31/2011	10.236	8.752	32
	12/31/2012	8.752	10.125	27
VISB 3 2.40%
	12/31/2009	N/A	9.742	61
	12/31/2010	9.742	10.188	63
	12/31/2011	10.188	8.676	72
	12/31/2012	8.676	9.997	77
VISB 4 2.70%
	12/31/2009	N/A	9.736	22
	12/31/2010	9.736	10.151	29
	12/31/2011	10.151	8.619	29
	12/31/2012	8.619	9.901	28
VISB 5 2.55%
	12/31/2009	N/A	9.739	75
	12/31/2010	9.739	10.170	72
	12/31/2011	10.170	8.648	83
	12/31/2012	8.648	9.949	77
VISB 6 2.85%
	12/31/2009	N/A	9.733	17
	12/31/2010	9.733	10.133	19
	12/31/2011	10.133	8.591	20
	12/31/2012	8.591	9.854	19
VISB 7 2.50%
	12/31/2009	N/A	9.740	124
	12/31/2010	9.740	10.176	125
	12/31/2011	10.176	8.657	129
	12/31/2012	8.657	9.965	140

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 8 2.80%
	12/31/2009	N/A	9.734	38
	12/31/2010	9.734	10.139	54
	12/31/2011	10.139	8.600	55
	12/31/2012	8.600	9.870	62
VISB 9 2.65%
	12/31/2009	N/A	9.737	115
	12/31/2010	9.737	10.157	104
	12/31/2011	10.157	8.629	111
	12/31/2012	8.629	9.917	100
VISC 1 2.45%
	12/31/2009	N/A	9.741	1
	12/31/2010	9.741	10.182	7
	12/31/2011	10.182	8.667	10
	12/31/2012	8.667	9.981	1
VISC 10 3.00%
	12/31/2009	N/A	9.731	1
	12/31/2010	9.731	10.115	0
	12/31/2011	10.115	8.563	0
	12/31/2012	8.563	9.807	0
VISC 11 2.30%
	12/31/2009	N/A	9.744	0
	12/31/2010	9.744	10.200	0
	12/31/2011	10.200	8.695	0
	12/31/2012	8.695	10.029	0
VISC 12 3.15%
	12/31/2009	N/A	9.728	0
	12/31/2010	9.728	10.097	0
	12/31/2011	10.097	8.535	0
	12/31/2012	8.535	9.760	0
VISC 13 1.75%
	12/31/2009	N/A	9.754	0
	12/31/2010	9.754	10.267	5
	12/31/2011	10.267	8.800	14
	12/31/2012	8.800	10.206	13
VISC 2 2.75%
	12/31/2009	N/A	9.735	2
	12/31/2010	9.735	10.145	2
	12/31/2011	10.145	8.610	2
	12/31/2012	8.610	9.885	2
VISC 3 2.60%
	12/31/2009	N/A	9.738	1
	12/31/2010	9.738	10.163	25
	12/31/2011	10.163	8.638	24
	12/31/2012	8.638	9.933	6
VISC 4 2.90%
	12/31/2009	N/A	9.732	0
	12/31/2010	9.732	10.127	0
	12/31/2011	10.127	8.582	0
	12/31/2012	8.582	9.838	0
VISC 5 2.15%
	12/31/2009	N/A	9.746	0
	12/31/2010	9.746	10.218	5
	12/31/2011	10.218	8.724	0
	12/31/2012	8.724	10.077	0

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 7 2.55%
	12/31/2009	N/A	9.739	2
	12/31/2010	9.739	10.170	2
	12/31/2011	10.170	8.648	2
	12/31/2012	8.648	9.949	1
VISC 8 2.85%
	12/31/2009	N/A	9.733	14
	12/31/2010	9.733	10.133	14
	12/31/2011	10.133	8.591	13
	12/31/2012	8.591	9.854	13
VISC 9 2.70%
	12/31/2009	N/A	9.736	7
	12/31/2010	9.736	10.151	7
	12/31/2011	10.151	8.619	7
	12/31/2012	8.619	9.901	6
VISI 10 2.65%
	12/31/2009	N/A	9.737	31
	12/31/2010	9.737	10.157	40
	12/31/2011	10.157	8.629	47
	12/31/2012	8.629	9.917	16
VISI 11 1.80%
	12/31/2009	N/A	9.753	102
	12/31/2010	9.753	10.261	219
	12/31/2011	10.261	8.791	147
	12/31/2012	8.791	10.190	114
VISI 13 1.95%
	12/31/2009	N/A	9.750	69
	12/31/2010	9.750	10.243	73
	12/31/2011	10.243	8.762	72
	12/31/2012	8.762	10.141	69
VISI 14 2.80%
	12/31/2009	N/A	9.734	0
	12/31/2010	9.734	10.139	0
	12/31/2011	10.139	8.600	0
	12/31/2012	8.600	9.870	0
VISI 2 1.70%
	12/31/2009	N/A	9.755	20
	12/31/2010	9.755	10.273	67
	12/31/2011	10.273	8.810	87
	12/31/2012	8.810	10.223	78
VISI 3 2.10%
	12/31/2009	N/A	9.747	190
	12/31/2010	9.747	10.224	215
	12/31/2011	10.224	8.733	211
	12/31/2012	8.733	10.093	214
VISI 4 2.40%
	12/31/2009	N/A	9.742	26
	12/31/2010	9.742	10.188	27
	12/31/2011	10.188	8.676	29
	12/31/2012	8.676	9.997	28
VISI 5 2.25%
	12/31/2009	N/A	9.745	158
	12/31/2010	9.745	10.206	141
	12/31/2011	10.206	8.705	146
	12/31/2012	8.705	10.045	138

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6 2.55%
	12/31/2009	N/A	9.739	13
	12/31/2010	9.739	10.170	7
	12/31/2011	10.170	8.648	8
	12/31/2012	8.648	9.949	8
VISI 7 2.20%
	12/31/2009	N/A	9.746	170
	12/31/2010	9.746	10.212	190
	12/31/2011	10.212	8.714	197
	12/31/2012	8.714	10.061	197
VISI 8 2.50%
	12/31/2009	N/A	9.740	24
	12/31/2010	9.740	10.176	32
	12/31/2011	10.176	8.657	37
	12/31/2012	8.657	9.965	34
VISI 9 2.35%
	12/31/2009	N/A	9.743	247
	12/31/2010	9.743	10.194	232
	12/31/2011	10.194	8.686	251
	12/31/2012	8.686	10.013	208
VISL 1 1.65%
	12/31/2009	N/A	9.756	21
	12/31/2010	9.756	10.279	73
	12/31/2011	10.279	8.820	138
	12/31/2012	8.820	10.239	139
VISL 10 2.90%
	12/31/2009	N/A	9.732	19
	12/31/2010	9.732	10.127	16
	12/31/2011	10.127	8.582	18
	12/31/2012	8.582	9.838	17
VISL 11 2.05%
	12/31/2009	N/A	9.748	19
	12/31/2010	9.748	10.230	25
	12/31/2011	10.230	8.743	44
	12/31/2012	8.743	10.109	41
VISL 13 3.05%
	12/31/2009	N/A	9.730	1
	12/31/2010	9.730	10.109	0
	12/31/2011	10.109	8.553	0
	12/31/2012	8.553	9.791	0
VISL 14 2.20%
	12/31/2009	N/A	9.746	6
	12/31/2010	9.746	10.212	28
	12/31/2011	10.212	8.714	32
	12/31/2012	8.714	10.061	33
VISL 2 1.95%
	12/31/2009	N/A	9.750	6
	12/31/2010	9.750	10.243	30
	12/31/2011	10.243	8.762	47
	12/31/2012	8.762	10.141	57
VISL 3 2.35%
	12/31/2009	N/A	9.743	87
	12/31/2010	9.743	10.194	88
	12/31/2011	10.194	8.686	102
	12/31/2012	8.686	10.013	91

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 4 2.65%
	12/31/2009	N/A	9.737	28
	12/31/2010	9.737	10.157	45
	12/31/2011	10.157	8.629	47
	12/31/2012	8.629	9.917	38
VISL 5 2.50%
	12/31/2009	N/A	9.740	48
	12/31/2010	9.740	10.176	52
	12/31/2011	10.176	8.657	62
	12/31/2012	8.657	9.965	50
VISL 6 2.80%
	12/31/2009	N/A	9.734	2
	12/31/2010	9.734	10.139	3
	12/31/2011	10.139	8.600	2
	12/31/2012	8.600	9.870	1
VISL 7 2.45%
	12/31/2009	N/A	9.741	109
	12/31/2010	9.741	10.182	96
	12/31/2011	10.182	8.667	107
	12/31/2012	8.667	9.981	100
VISL 8 2.75%
	12/31/2009	N/A	9.735	45
	12/31/2010	9.735	10.145	25
	12/31/2011	10.145	8.610	28
	12/31/2012	8.610	9.885	19
VISL 9 2.60%
	12/31/2009	N/A	9.738	146
	12/31/2010	9.738	10.163	64
	12/31/2011	10.163	8.638	72
	12/31/2012	8.638	9.933	64
AZL Invesco Equity and Income Fund
VISB 1 1.70%
	12/31/2007	N/A	12.691	423
	12/31/2008	12.691	9.492	446
	12/31/2009	9.492	11.465	367
	12/31/2010	11.465	12.595	1024
	12/31/2011	12.595	12.113	1320
	12/31/2012	12.113	13.326	1232
VISB 10 2.95%
	12/31/2007	N/A	12.122	0
	12/31/2008	12.122	8.954	16
	12/31/2009	8.954	10.680	129
	12/31/2010	10.680	11.587	148
	12/31/2011	11.587	11.006	269
	12/31/2012	11.006	11.956	250
VISB 11 2.10%
	12/31/2008	N/A	9.317	3
	12/31/2009	9.317	11.207	9
	12/31/2010	11.207	12.263	6
	12/31/2011	12.263	11.747	9
	12/31/2012	11.747	12.872	6
VISB 13 3.10%
	12/31/2009	N/A	10.590	48
	12/31/2010	10.590	11.472	60
	12/31/2011	11.472	10.880	94
	12/31/2012	10.880	11.802	83

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 14 2.25%
	12/31/2009	N/A	11.112	30
	12/31/2010	11.112	12.141	36
	12/31/2011	12.141	11.613	34
	12/31/2012	11.613	12.705	34
VISB 2 2.00%
	12/31/2007	N/A	12.552	104
	12/31/2008	12.552	9.360	72
	12/31/2009	9.360	11.271	124
	12/31/2010	11.271	12.345	269
	12/31/2011	12.345	11.838	388
	12/31/2012	11.838	12.984	373
VISB 3 2.40%
	12/31/2007	N/A	12.369	0
	12/31/2008	12.369	9.187	50
	12/31/2009	9.187	11.018	279
	12/31/2010	11.018	12.020	245
	12/31/2011	12.020	11.480	213
	12/31/2012	11.480	12.541	185
VISB 4 2.70%
	12/31/2007	N/A	12.234	0
	12/31/2008	12.234	9.059	15
	12/31/2009	9.059	10.832	47
	12/31/2010	10.832	11.782	109
	12/31/2011	11.782	11.219	168
	12/31/2012	11.219	12.219	159
VISB 5 2.55%
	12/31/2007	N/A	12.301	0
	12/31/2008	12.301	9.123	23
	12/31/2009	9.123	10.925	79
	12/31/2010	10.925	11.900	99
	12/31/2011	11.900	11.349	100
	12/31/2012	11.349	12.379	113
VISB 6 2.85%
	12/31/2007	N/A	12.167	0
	12/31/2008	12.167	8.996	5
	12/31/2009	8.996	10.740	24
	12/31/2010	10.740	11.664	19
	12/31/2011	11.664	11.090	24
	12/31/2012	11.090	12.061	23
VISB 7 2.50%
	12/31/2007	N/A	12.324	0
	12/31/2008	12.324	9.144	102
	12/31/2009	9.144	10.956	162
	12/31/2010	10.956	11.940	173
	12/31/2011	11.940	11.392	180
	12/31/2012	11.392	12.432	180
VISB 8 2.80%
	12/31/2007	N/A	12.189	0
	12/31/2008	12.189	9.017	11
	12/31/2009	9.017	10.771	250
	12/31/2010	10.771	11.703	365
	12/31/2011	11.703	11.133	403
	12/31/2012	11.133	12.113	410

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 9 2.65%
	12/31/2007	N/A	12.256	0
	12/31/2008	12.256	9.080	41
	12/31/2009	9.080	10.863	470
	12/31/2010	10.863	11.821	495
	12/31/2011	11.821	11.262	531
	12/31/2012	11.262	12.272	500
VISC 1 2.45%
	12/31/2008	N/A	9.165	5
	12/31/2009	9.165	10.987	6
	12/31/2010	10.987	11.980	6
	12/31/2011	11.980	11.436	7
	12/31/2012	11.436	12.487	9
VISC 10 3.00%
	12/31/2008	N/A	8.934	0
	12/31/2009	8.934	10.650	6
	12/31/2010	10.650	11.549	14
	12/31/2011	11.549	10.964	13
	12/31/2012	10.964	11.906	10
VISC 11 2.30%
	12/31/2009	N/A	11.081	3
	12/31/2010	11.081	12.100	3
	12/31/2011	12.100	11.568	3
	12/31/2012	11.568	12.650	1
VISC 12 3.15%
	12/31/2009	N/A	10.560	5
	12/31/2010	10.560	11.434	8
	12/31/2011	11.434	10.838	13
	12/31/2012	10.838	11.751	12
VISC 13 1.75%
	12/31/2009	N/A	11.423	22
	12/31/2010	11.423	12.543	104
	12/31/2011	12.543	12.057	135
	12/31/2012	12.057	13.258	129
VISC 2 2.75%
	12/31/2008	N/A	9.038	0
	12/31/2009	9.038	10.802	0
	12/31/2010	10.802	11.742	0
	12/31/2011	11.742	11.176	0
	12/31/2012	11.176	12.166	0
VISC 3 2.60%
	12/31/2008	N/A	9.101	0
	12/31/2009	9.101	10.894	2
	12/31/2010	10.894	11.861	2
	12/31/2011	11.861	11.305	2
	12/31/2012	11.305	12.325	2
VISC 4 2.90%
	12/31/2008	N/A	8.975	0
	12/31/2009	8.975	10.710	0
	12/31/2010	10.710	11.625	0
	12/31/2011	11.625	11.048	0
	12/31/2012	11.048	12.008	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 5 2.15%
	12/31/2008	N/A	9.295	1
	12/31/2009	9.295	11.176	2
	12/31/2010	11.176	12.223	2
	12/31/2011	12.223	11.703	4
	12/31/2012	11.703	12.816	4
VISC 7 2.55%
	12/31/2008	N/A	9.123	6
	12/31/2009	9.123	10.925	4
	12/31/2010	10.925	11.900	7
	12/31/2011	11.900	11.349	2
	12/31/2012	11.349	12.379	4
VISC 8 2.85%
	12/31/2008	N/A	8.996	1
	12/31/2009	8.996	10.740	42
	12/31/2010	10.740	11.664	40
	12/31/2011	11.664	11.090	25
	12/31/2012	11.090	12.061	21
VISC 9 2.70%
	12/31/2008	N/A	9.059	13
	12/31/2009	9.059	10.832	50
	12/31/2010	10.832	11.782	48
	12/31/2011	11.782	11.219	43
	12/31/2012	11.219	12.219	43
VISI 10 2.65%
	12/31/2007	N/A	12.256	0
	12/31/2008	12.256	9.080	55
	12/31/2009	9.080	10.863	401
	12/31/2010	10.863	11.821	412
	12/31/2011	11.821	11.262	473
	12/31/2012	11.262	12.272	452
VISI 11 1.80%
	12/31/2008	N/A	9.448	82
	12/31/2009	9.448	11.400	153
	12/31/2010	11.400	12.511	164
	12/31/2011	12.511	12.021	160
	12/31/2012	12.021	13.211	133
VISI 13 1.95%
	12/31/2009	N/A	11.303	136
	12/31/2010	11.303	12.387	126
	12/31/2011	12.387	11.883	120
	12/31/2012	11.883	13.040	121
VISI 14 2.80%
	12/31/2009	N/A	10.771	134
	12/31/2010	10.771	11.703	138
	12/31/2011	11.703	11.133	163
	12/31/2012	11.133	12.113	162
VISI 2 1.70%
	12/31/2007	N/A	12.691	98
	12/31/2008	12.691	9.492	112
	12/31/2009	9.492	11.465	199
	12/31/2010	11.465	12.595	961
	12/31/2011	12.595	12.113	1261
	12/31/2012	12.113	13.326	1163

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3 2.10%
	12/31/2007	N/A	12.506	0
	12/31/2008	12.506	9.317	196
	12/31/2009	9.317	11.207	489
	12/31/2010	11.207	12.263	483
	12/31/2011	12.263	11.747	449
	12/31/2012	11.747	12.872	407
VISI 4 2.40%
	12/31/2007	N/A	12.369	0
	12/31/2008	12.369	9.187	25
	12/31/2009	9.187	11.018	66
	12/31/2010	11.018	12.020	63
	12/31/2011	12.020	11.480	69
	12/31/2012	11.480	12.541	65
VISI 5 2.25%
	12/31/2007	N/A	12.438	0
	12/31/2008	12.438	9.252	284
	12/31/2009	9.252	11.112	532
	12/31/2010	11.112	12.141	596
	12/31/2011	12.141	11.613	557
	12/31/2012	11.613	12.705	521
VISI 6 2.55%
	12/31/2007	N/A	12.301	0
	12/31/2008	12.301	9.123	14
	12/31/2009	9.123	10.925	70
	12/31/2010	10.925	11.900	77
	12/31/2011	11.900	11.349	75
	12/31/2012	11.349	12.379	70
VISI 7 2.20%
	12/31/2007	N/A	12.461	0
	12/31/2008	12.461	9.273	238
	12/31/2009	9.273	11.144	411
	12/31/2010	11.144	12.182	384
	12/31/2011	12.182	11.658	382
	12/31/2012	11.658	12.760	343
VISI 8 2.50%
	12/31/2007	N/A	12.324	0
	12/31/2008	12.324	9.144	58
	12/31/2009	9.144	10.956	1446
	12/31/2010	10.956	11.940	1523
	12/31/2011	11.940	11.392	1516
	12/31/2012	11.392	12.432	1400
VISI 9 2.35%
	12/31/2007	N/A	12.392	0
	12/31/2008	12.392	9.208	224
	12/31/2009	9.208	11.050	1489
	12/31/2010	11.050	12.060	1488
	12/31/2011	12.060	11.524	1507
	12/31/2012	11.524	12.595	1402
VISL 1 1.65%
	12/31/2007	N/A	12.715	146
	12/31/2008	12.715	9.515	135
	12/31/2009	9.515	11.497	252
	12/31/2010	11.497	12.637	1497
	12/31/2011	12.637	12.160	2199
	12/31/2012	12.160	13.384	1999

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 10 2.90%
	12/31/2007	N/A	12.144	0
	12/31/2008	12.144	8.975	31
	12/31/2009	8.975	10.710	361
	12/31/2010	10.710	11.625	364
	12/31/2011	11.625	11.048	268
	12/31/2012	11.048	12.008	270
VISL 11 2.05%
	12/31/2008	N/A	9.339	27
	12/31/2009	9.339	11.240	104
	12/31/2010	11.240	12.305	126
	12/31/2011	12.305	11.793	133
	12/31/2012	11.793	12.928	103
VISL 13 3.05%
	12/31/2009	N/A	10.620	211
	12/31/2010	10.620	11.510	245
	12/31/2011	11.510	10.922	160
	12/31/2012	10.922	11.853	160
VISL 14 2.20%
	12/31/2009	N/A	11.144	56
	12/31/2010	11.144	12.182	59
	12/31/2011	12.182	11.658	59
	12/31/2012	11.658	12.760	70
VISL 2 1.95%
	12/31/2007	N/A	12.575	187
	12/31/2008	12.575	9.382	197
	12/31/2009	9.382	11.303	128
	12/31/2010	11.303	12.387	573
	12/31/2011	12.387	11.883	702
	12/31/2012	11.883	13.040	733
VISL 3 2.35%
	12/31/2007	N/A	12.392	0
	12/31/2008	12.392	9.208	90
	12/31/2009	9.208	11.050	155
	12/31/2010	11.050	12.060	148
	12/31/2011	12.060	11.524	149
	12/31/2012	11.524	12.595	144
VISL 4 2.65%
	12/31/2007	N/A	12.256	0
	12/31/2008	12.256	9.080	36
	12/31/2009	9.080	10.863	63
	12/31/2010	10.863	11.821	84
	12/31/2011	11.821	11.262	88
	12/31/2012	11.262	12.272	70
VISL 5 2.50%
	12/31/2007	N/A	12.324	0
	12/31/2008	12.324	9.144	79
	12/31/2009	9.144	10.956	182
	12/31/2010	10.956	11.940	189
	12/31/2011	11.940	11.392	177
	12/31/2012	11.392	12.432	172

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6 2.80%
	12/31/2007	N/A	12.189	0
	12/31/2008	12.189	9.017	20
	12/31/2009	9.017	10.771	60
	12/31/2010	10.771	11.703	64
	12/31/2011	11.703	11.133	64
	12/31/2012	11.133	12.113	60
VISL 7 2.45%
	12/31/2007	N/A	12.347	0
	12/31/2008	12.347	9.165	95
	12/31/2009	9.165	10.987	138
	12/31/2010	10.987	11.980	127
	12/31/2011	11.980	11.436	143
	12/31/2012	11.436	12.487	124
VISL 8 2.75%
	12/31/2007	N/A	12.211	0
	12/31/2008	12.211	9.038	12
	12/31/2009	9.038	10.802	488
	12/31/2010	10.802	11.742	592
	12/31/2011	11.742	11.176	618
	12/31/2012	11.176	12.166	700
VISL 9 2.60%
	12/31/2007	N/A	12.279	0
	12/31/2008	12.279	9.101	94
	12/31/2009	9.101	10.894	791
	12/31/2010	10.894	11.861	769
	12/31/2011	11.861	11.305	792
	12/31/2012	11.305	12.325	754
AZL Invesco Growth and Income Fund
VISB 1 1.70%
	12/31/2007	N/A	14.008	117
	12/31/2008	14.008	9.246	175
	12/31/2009	9.246	11.240	86
	12/31/2010	11.240	12.418	98
	12/31/2011	12.418	11.972	109
	12/31/2012	11.972	13.456	89
VISB 10 2.95%
	12/31/2007	N/A	12.887	0
	12/31/2008	12.887	8.400	10
	12/31/2009	8.400	10.085	15
	12/31/2010	10.085	11.003	20
	12/31/2011	11.003	10.476	19
	12/31/2012	10.476	11.628	18
VISB 11 2.10%
	12/31/2008	N/A	8.967	3
	12/31/2009	8.967	10.857	9
	12/31/2010	10.857	11.946	11
	12/31/2011	11.946	11.471	10
	12/31/2012	11.471	12.842	9
VISB 13 3.10%
	12/31/2009	N/A	9.954	0
	12/31/2010	9.954	10.844	0
	12/31/2011	10.844	10.310	0
	12/31/2012	10.310	11.426	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 14 2.25%
	12/31/2009	N/A	10.716	57
	12/31/2010	10.716	11.774	54
	12/31/2011	11.774	11.289	58
	12/31/2012	11.289	12.619	44
VISB 2 2.00%
	12/31/2007	N/A	13.730	77
	12/31/2008	13.730	9.036	134
	12/31/2009	9.036	10.951	19
	12/31/2010	10.951	12.062	30
	12/31/2011	12.062	11.594	37
	12/31/2012	11.594	12.993	35
VISB 3 2.40%
	12/31/2007	N/A	13.368	0
	12/31/2008	13.368	8.763	89
	12/31/2009	8.763	10.578	160
	12/31/2010	10.578	11.604	113
	12/31/2011	11.604	11.110	181
	12/31/2012	11.110	12.399	177
VISB 4 2.70%
	12/31/2007	N/A	13.103	0
	12/31/2008	13.103	8.563	13
	12/31/2009	8.563	10.306	27
	12/31/2010	10.306	11.272	25
	12/31/2011	11.272	10.760	20
	12/31/2012	10.760	11.973	21
VISB 5 2.55%
	12/31/2007	N/A	13.235	0
	12/31/2008	13.235	8.662	20
	12/31/2009	8.662	10.441	44
	12/31/2010	10.441	11.437	47
	12/31/2011	11.437	10.933	50
	12/31/2012	10.933	12.184	54
VISB 6 2.85%
	12/31/2007	N/A	12.973	0
	12/31/2008	12.973	8.465	7
	12/31/2009	8.465	10.173	8
	12/31/2010	10.173	11.110	13
	12/31/2011	11.110	10.589	7
	12/31/2012	10.589	11.765	4
VISB 7 2.50%
	12/31/2007	N/A	13.279	0
	12/31/2008	13.279	8.696	32
	12/31/2009	8.696	10.486	91
	12/31/2010	10.486	11.492	93
	12/31/2011	11.492	10.992	93
	12/31/2012	10.992	12.256	86
VISB 8 2.80%
	12/31/2007	N/A	13.016	0
	12/31/2008	13.016	8.498	15
	12/31/2009	8.498	10.217	38
	12/31/2010	10.217	11.164	24
	12/31/2011	11.164	10.645	32
	12/31/2012	10.645	11.833	29

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 9 2.65%
	12/31/2007	N/A	13.147	0
	12/31/2008	13.147	8.596	36
	12/31/2009	8.596	10.351	50
	12/31/2010	10.351	11.327	51
	12/31/2011	11.327	10.817	46
	12/31/2012	10.817	12.043	40
VISC 1 2.45%
	12/31/2008	N/A	8.729	1
	12/31/2009	8.729	10.532	1
	12/31/2010	10.532	11.548	2
	12/31/2011	11.548	11.051	1
	12/31/2012	11.051	12.327	1
VISC 10 3.00%
	12/31/2008	N/A	8.368	0
	12/31/2009	8.368	10.041	0
	12/31/2010	10.041	10.950	2
	12/31/2011	10.950	10.421	0
	12/31/2012	10.421	11.560	0
VISC 11 2.30%
	12/31/2009	N/A	10.670	4
	12/31/2010	10.670	11.717	0
	12/31/2011	11.717	11.229	0
	12/31/2012	11.229	12.545	0
VISC 12 3.15%
	12/31/2009	N/A	9.911	0
	12/31/2010	9.911	10.792	0
	12/31/2011	10.792	10.255	0
	12/31/2012	10.255	11.359	0
VISC 13 1.75%
	12/31/2009	N/A	11.182	1
	12/31/2010	11.182	12.348	6
	12/31/2011	12.348	11.899	8
	12/31/2012	11.899	13.367	7
VISC 2 2.75%
	12/31/2008	N/A	8.530	5
	12/31/2009	8.530	10.261	5
	12/31/2010	10.261	11.218	5
	12/31/2011	11.218	10.702	5
	12/31/2012	10.702	11.903	5
VISC 3 2.60%
	12/31/2008	N/A	8.629	0
	12/31/2009	8.629	10.396	0
	12/31/2010	10.396	11.382	1
	12/31/2011	11.382	10.875	1
	12/31/2012	10.875	12.113	0
VISC 4 2.90%
	12/31/2008	N/A	8.433	0
	12/31/2009	8.433	10.128	0
	12/31/2010	10.128	11.056	0
	12/31/2011	11.056	10.532	0
	12/31/2012	10.532	11.696	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 5 2.15%
	12/31/2008	N/A	8.932	2
	12/31/2009	8.932	10.810	12
	12/31/2010	10.810	11.888	23
	12/31/2011	11.888	11.410	22
	12/31/2012	11.410	12.767	19
VISC 7 2.55%
	12/31/2008	N/A	8.662	1
	12/31/2009	8.662	10.441	1
	12/31/2010	10.441	11.437	1
	12/31/2011	11.437	10.933	2
	12/31/2012	10.933	12.184	0
VISC 8 2.85%
	12/31/2008	N/A	8.465	1
	12/31/2009	8.465	10.173	1
	12/31/2010	10.173	11.110	1
	12/31/2011	11.110	10.589	2
	12/31/2012	10.589	11.765	2
VISC 9 2.70%
	12/31/2008	N/A	8.563	6
	12/31/2009	8.563	10.306	9
	12/31/2010	10.306	11.272	21
	12/31/2011	11.272	10.760	24
	12/31/2012	10.760	11.973	26
VISI 10 2.65%
	12/31/2007	N/A	13.147	0
	12/31/2008	13.147	8.596	18
	12/31/2009	8.596	10.351	63
	12/31/2010	10.351	11.327	53
	12/31/2011	11.327	10.817	52
	12/31/2012	10.817	12.043	44
VISI 11 1.80%
	12/31/2008	N/A	9.176	74
	12/31/2009	9.176	11.143	214
	12/31/2010	11.143	12.298	241
	12/31/2011	12.298	11.845	245
	12/31/2012	11.845	13.300	229
VISI 13 1.95%
	12/31/2009	N/A	10.999	154
	12/31/2010	10.999	12.121	178
	12/31/2011	12.121	11.657	159
	12/31/2012	11.657	13.069	159
VISI 14 2.80%
	12/31/2009	N/A	10.217	5
	12/31/2010	10.217	11.164	0
	12/31/2011	11.164	10.645	0
	12/31/2012	10.645	11.833	0
VISI 2 1.70%
	12/31/2007	N/A	14.008	24
	12/31/2008	14.008	9.246	34
	12/31/2009	9.246	11.240	19
	12/31/2010	11.240	12.418	82
	12/31/2011	12.418	11.972	106
	12/31/2012	11.972	13.456	100

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3 2.10%
	12/31/2007	N/A	13.639	0
	12/31/2008	13.639	8.967	110
	12/31/2009	8.967	10.857	227
	12/31/2010	10.857	11.946	239
	12/31/2011	11.946	11.471	238
	12/31/2012	11.471	12.842	229
VISI 4 2.40%
	12/31/2007	N/A	13.368	0
	12/31/2008	13.368	8.763	9
	12/31/2009	8.763	10.578	22
	12/31/2010	10.578	11.604	22
	12/31/2011	11.604	11.110	26
	12/31/2012	11.110	12.399	21
VISI 5 2.25%
	12/31/2007	N/A	13.503	0
	12/31/2008	13.503	8.864	88
	12/31/2009	8.864	10.716	173
	12/31/2010	10.716	11.774	208
	12/31/2011	11.774	11.289	202
	12/31/2012	11.289	12.619	184
VISI 6 2.55%
	12/31/2007	N/A	13.235	0
	12/31/2008	13.235	8.662	6
	12/31/2009	8.662	10.441	16
	12/31/2010	10.441	11.437	19
	12/31/2011	11.437	10.933	24
	12/31/2012	10.933	12.184	29
VISI 7 2.20%
	12/31/2007	N/A	13.548	0
	12/31/2008	13.548	8.898	133
	12/31/2009	8.898	10.763	245
	12/31/2010	10.763	11.831	251
	12/31/2011	11.831	11.350	278
	12/31/2012	11.350	12.693	252
VISI 8 2.50%
	12/31/2007	N/A	13.279	0
	12/31/2008	13.279	8.696	46
	12/31/2009	8.696	10.486	69
	12/31/2010	10.486	11.492	74
	12/31/2011	11.492	10.992	87
	12/31/2012	10.992	12.256	75
VISI 9 2.35%
	12/31/2007	N/A	13.413	0
	12/31/2008	13.413	8.796	120
	12/31/2009	8.796	10.624	236
	12/31/2010	10.624	11.660	230
	12/31/2011	11.660	11.169	222
	12/31/2012	11.169	12.472	203
VISL 1 1.65%
	12/31/2007	N/A	14.055	31
	12/31/2008	14.055	9.282	46
	12/31/2009	9.282	11.289	18
	12/31/2010	11.289	12.478	103
	12/31/2011	12.478	12.036	136
	12/31/2012	12.036	13.535	112

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 10 2.90%
	12/31/2007	N/A	12.930	0
	12/31/2008	12.930	8.433	16
	12/31/2009	8.433	10.128	49
	12/31/2010	10.128	11.056	39
	12/31/2011	11.056	10.532	41
	12/31/2012	10.532	11.696	42
VISL 11 2.05%
	12/31/2008	N/A	9.001	35
	12/31/2009	9.001	10.904	132
	12/31/2010	10.904	12.004	155
	12/31/2011	12.004	11.533	228
	12/31/2012	11.533	12.917	220
VISL 13 3.05%
	12/31/2009	N/A	9.997	1
	12/31/2010	9.997	10.897	0
	12/31/2011	10.897	10.365	0
	12/31/2012	10.365	11.493	0
VISL 14 2.20%
	12/31/2009	N/A	10.763	31
	12/31/2010	10.763	11.831	31
	12/31/2011	11.831	11.350	32
	12/31/2012	11.350	12.693	31
VISL 2 1.95%
	12/31/2007	N/A	13.776	8
	12/31/2008	13.776	9.071	22
	12/31/2009	9.071	10.999	11
	12/31/2010	10.999	12.121	71
	12/31/2011	12.121	11.657	91
	12/31/2012	11.657	13.069	75
VISL 3 2.35%
	12/31/2007	N/A	13.413	0
	12/31/2008	13.413	8.796	53
	12/31/2009	8.796	10.624	87
	12/31/2010	10.624	11.660	93
	12/31/2011	11.660	11.169	101
	12/31/2012	11.169	12.472	83
VISL 4 2.65%
	12/31/2007	N/A	13.147	0
	12/31/2008	13.147	8.596	7
	12/31/2009	8.596	10.351	11
	12/31/2010	10.351	11.327	11
	12/31/2011	11.327	10.817	18
	12/31/2012	10.817	12.043	17
VISL 5 2.50%
	12/31/2007	N/A	13.279	0
	12/31/2008	13.279	8.696	25
	12/31/2009	8.696	10.486	50
	12/31/2010	10.486	11.492	45
	12/31/2011	11.492	10.992	53
	12/31/2012	10.992	12.256	60

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6 2.80%
	12/31/2007	N/A	13.016	0
	12/31/2008	13.016	8.498	1
	12/31/2009	8.498	10.217	10
	12/31/2010	10.217	11.164	11
	12/31/2011	11.164	10.645	15
	12/31/2012	10.645	11.833	16
VISL 7 2.45%
	12/31/2007	N/A	13.324	0
	12/31/2008	13.324	8.729	43
	12/31/2009	8.729	10.532	92
	12/31/2010	10.532	11.548	98
	12/31/2011	11.548	11.051	110
	12/31/2012	11.051	12.327	91
VISL 8 2.75%
	12/31/2007	N/A	13.060	0
	12/31/2008	13.060	8.530	11
	12/31/2009	8.530	10.261	37
	12/31/2010	10.261	11.218	29
	12/31/2011	11.218	10.702	22
	12/31/2012	10.702	11.903	19
VISL 9 2.60%
	12/31/2007	N/A	13.191	0
	12/31/2008	13.191	8.629	44
	12/31/2009	8.629	10.396	74
	12/31/2010	10.396	11.382	80
	12/31/2011	11.382	10.875	129
	12/31/2012	10.875	12.113	68
AZL Invesco International Equity Fund
VISB 1 1.70%
	12/31/2007	N/A	19.496	221
	12/31/2008	19.496	11.211	313
	12/31/2009	11.211	14.805	142
	12/31/2010	14.805	16.378	109
	12/31/2011	16.378	14.925	126
	12/31/2012	14.925	16.954	117
VISB 10 2.95%
	12/31/2007	N/A	18.161	0
	12/31/2008	18.161	10.313	27
	12/31/2009	10.313	13.450	106
	12/31/2010	13.450	14.694	88
	12/31/2011	14.694	13.225	54
	12/31/2012	13.225	14.835	54
VISB 11 2.10%
	12/31/2008	N/A	10.915	35
	12/31/2009	10.915	14.357	56
	12/31/2010	14.357	15.819	49
	12/31/2011	15.819	14.358	47
	12/31/2012	14.358	16.245	40
VISB 13 3.10%
	12/31/2009	N/A	13.296	1
	12/31/2010	13.296	14.504	0
	12/31/2011	14.504	13.034	0
	12/31/2012	13.034	14.600	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 14 2.25%
	12/31/2009	N/A	14.193	36
	12/31/2010	14.193	15.615	34
	12/31/2011	15.615	14.151	23
	12/31/2012	14.151	15.987	21
VISB 2 2.00%
	12/31/2007	N/A	19.167	92
	12/31/2008	19.167	10.988	77
	12/31/2009	10.988	14.468	38
	12/31/2010	14.468	15.957	37
	12/31/2011	15.957	14.498	44
	12/31/2012	14.498	16.420	44
VISB 3 2.40%
	12/31/2007	N/A	18.736	0
	12/31/2008	18.736	10.699	96
	12/31/2009	10.699	14.030	395
	12/31/2010	14.030	15.413	371
	12/31/2011	15.413	13.947	316
	12/31/2012	13.947	15.733	290
VISB 4 2.70%
	12/31/2007	N/A	18.420	0
	12/31/2008	18.420	10.487	25
	12/31/2009	10.487	13.711	98
	12/31/2010	13.711	15.017	95
	12/31/2011	15.017	13.548	84
	12/31/2012	13.548	15.237	70
VISB 5 2.55%
	12/31/2007	N/A	18.578	0
	12/31/2008	18.578	10.592	55
	12/31/2009	10.592	13.870	378
	12/31/2010	13.870	15.213	379
	12/31/2011	15.213	13.746	351
	12/31/2012	13.746	15.483	310
VISB 6 2.85%
	12/31/2007	N/A	18.264	0
	12/31/2008	18.264	10.382	10
	12/31/2009	10.382	13.554	33
	12/31/2010	13.554	14.822	31
	12/31/2011	14.822	13.353	35
	12/31/2012	13.353	14.995	33
VISB 7 2.50%
	12/31/2007	N/A	18.630	0
	12/31/2008	18.630	10.628	86
	12/31/2009	10.628	13.923	258
	12/31/2010	13.923	15.280	263
	12/31/2011	15.280	13.813	258
	12/31/2012	13.813	15.566	241
VISB 8 2.80%
	12/31/2007	N/A	18.316	0
	12/31/2008	18.316	10.417	32
	12/31/2009	10.417	13.606	106
	12/31/2010	13.606	14.887	115
	12/31/2011	14.887	13.418	105
	12/31/2012	13.418	15.075	91

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 9 2.65%
	12/31/2007	N/A	18.473	0
	12/31/2008	18.473	10.522	93
	12/31/2009	10.522	13.764	294
	12/31/2010	13.764	15.082	235
	12/31/2011	15.082	13.614	233
	12/31/2012	13.614	15.318	233
VISC 1 2.45%
	12/31/2008	N/A	10.663	3
	12/31/2009	10.663	13.977	7
	12/31/2010	13.977	15.346	4
	12/31/2011	15.346	13.880	3
	12/31/2012	13.880	15.649	2
VISC 10 3.00%
	12/31/2008	N/A	10.279	0
	12/31/2009	10.279	13.399	0
	12/31/2010	13.399	14.631	0
	12/31/2011	14.631	13.161	1
	12/31/2012	13.161	14.756	0
VISC 11 2.30%
	12/31/2009	N/A	14.138	1
	12/31/2010	14.138	15.547	1
	12/31/2011	15.547	14.083	0
	12/31/2012	14.083	15.902	0
VISC 12 3.15%
	12/31/2009	N/A	13.245	0
	12/31/2010	13.245	14.442	0
	12/31/2011	14.442	12.971	0
	12/31/2012	12.971	14.522	0
VISC 13 1.75%
	12/31/2009	N/A	14.737	4
	12/31/2010	14.737	16.294	12
	12/31/2011	16.294	14.841	10
	12/31/2012	14.841	16.851	8
VISC 2 2.75%
	12/31/2008	N/A	10.452	0
	12/31/2009	10.452	13.658	2
	12/31/2010	13.658	14.952	1
	12/31/2011	14.952	13.483	2
	12/31/2012	13.483	15.156	2
VISC 3 2.60%
	12/31/2008	N/A	10.557	2
	12/31/2009	10.557	13.817	5
	12/31/2010	13.817	15.148	3
	12/31/2011	15.148	13.680	9
	12/31/2012	13.680	15.400	7
VISC 4 2.90%
	12/31/2008	N/A	10.347	0
	12/31/2009	10.347	13.502	0
	12/31/2010	13.502	14.758	0
	12/31/2011	14.758	13.289	0
	12/31/2012	13.289	14.915	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 5 2.15%
	12/31/2008	N/A	10.879	3
	12/31/2009	10.879	14.302	18
	12/31/2010	14.302	15.751	13
	12/31/2011	15.751	14.289	7
	12/31/2012	14.289	16.159	7
VISC 7 2.55%
	12/31/2008	N/A	10.592	3
	12/31/2009	10.592	13.870	18
	12/31/2010	13.870	15.213	11
	12/31/2011	15.213	13.746	3
	12/31/2012	13.746	15.483	2
VISC 8 2.85%
	12/31/2008	N/A	10.382	1
	12/31/2009	10.382	13.554	2
	12/31/2010	13.554	14.822	2
	12/31/2011	14.822	13.353	2
	12/31/2012	13.353	14.995	2
VISC 9 2.70%
	12/31/2008	N/A	10.487	4
	12/31/2009	10.487	13.711	24
	12/31/2010	13.711	15.017	24
	12/31/2011	15.017	13.548	15
	12/31/2012	13.548	15.237	14
VISI 10 2.65%
	12/31/2007	N/A	18.473	0
	12/31/2008	18.473	10.522	16
	12/31/2009	10.522	13.764	82
	12/31/2010	13.764	15.082	65
	12/31/2011	15.082	13.614	59
	12/31/2012	13.614	15.318	53
VISI 11 1.80%
	12/31/2008	N/A	11.136	77
	12/31/2009	11.136	14.692	304
	12/31/2010	14.692	16.236	343
	12/31/2011	16.236	14.781	357
	12/31/2012	14.781	16.774	332
VISI 13 1.95%
	12/31/2009	N/A	14.524	124
	12/31/2010	14.524	16.027	148
	12/31/2011	16.027	14.568	149
	12/31/2012	14.568	16.508	151
VISI 14 2.80%
	12/31/2009	N/A	13.606	7
	12/31/2010	13.606	14.887	0
	12/31/2011	14.887	13.418	0
	12/31/2012	13.418	15.075	0
VISI 2 1.70%
	12/31/2007	N/A	19.496	54
	12/31/2008	19.496	11.211	59
	12/31/2009	11.211	14.805	45
	12/31/2010	14.805	16.378	80
	12/31/2011	16.378	14.925	104
	12/31/2012	14.925	16.954	98

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3 2.10%
	12/31/2007	N/A	19.058	0
	12/31/2008	19.058	10.915	103
	12/31/2009	10.915	14.357	426
	12/31/2010	14.357	15.819	432
	12/31/2011	15.819	14.358	429
	12/31/2012	14.358	16.245	426
VISI 4 2.40%
	12/31/2007	N/A	18.736	0
	12/31/2008	18.736	10.699	18
	12/31/2009	10.699	14.030	86
	12/31/2010	14.030	15.413	84
	12/31/2011	15.413	13.947	84
	12/31/2012	13.947	15.733	76
VISI 5 2.25%
	12/31/2007	N/A	18.897	0
	12/31/2008	18.897	10.806	102
	12/31/2009	10.806	14.193	422
	12/31/2010	14.193	15.615	414
	12/31/2011	15.615	14.151	411
	12/31/2012	14.151	15.987	370
VISI 6 2.55%
	12/31/2007	N/A	18.578	0
	12/31/2008	18.578	10.592	3
	12/31/2009	10.592	13.870	19
	12/31/2010	13.870	15.213	25
	12/31/2011	15.213	13.746	26
	12/31/2012	13.746	15.483	26
VISI 7 2.20%
	12/31/2007	N/A	18.950	0
	12/31/2008	18.950	10.843	252
	12/31/2009	10.843	14.247	558
	12/31/2010	14.247	15.683	555
	12/31/2011	15.683	14.220	551
	12/31/2012	14.220	16.073	539
VISI 8 2.50%
	12/31/2007	N/A	18.630	0
	12/31/2008	18.630	10.628	42
	12/31/2009	10.628	13.923	153
	12/31/2010	13.923	15.280	114
	12/31/2011	15.280	13.813	114
	12/31/2012	13.813	15.566	105
VISI 9 2.35%
	12/31/2007	N/A	18.790	0
	12/31/2008	18.790	10.735	223
	12/31/2009	10.735	14.084	515
	12/31/2010	14.084	15.480	465
	12/31/2011	15.480	14.015	483
	12/31/2012	14.015	15.817	450
VISL 1 1.65%
	12/31/2007	N/A	19.551	76
	12/31/2008	19.551	11.248	157
	12/31/2009	11.248	14.862	79
	12/31/2010	14.862	16.449	129
	12/31/2011	16.449	14.997	148
	12/31/2012	14.997	17.045	139

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 10 2.90%
	12/31/2007	N/A	18.212	0
	12/31/2008	18.212	10.347	23
	12/31/2009	10.347	13.502	78
	12/31/2010	13.502	14.758	67
	12/31/2011	14.758	13.289	63
	12/31/2012	13.289	14.915	52
VISL 11 2.05%
	12/31/2008	N/A	10.952	12
	12/31/2009	10.952	14.412	108
	12/31/2010	14.412	15.888	124
	12/31/2011	15.888	14.428	96
	12/31/2012	14.428	16.332	96
VISL 13 3.05%
	12/31/2009	N/A	13.347	13
	12/31/2010	13.347	14.567	0
	12/31/2011	14.567	13.097	0
	12/31/2012	13.097	14.678	0
VISL 14 2.20%
	12/31/2009	N/A	14.247	30
	12/31/2010	14.247	15.683	31
	12/31/2011	15.683	14.220	34
	12/31/2012	14.220	16.073	28
VISL 2 1.95%
	12/31/2007	N/A	19.221	42
	12/31/2008	19.221	11.025	46
	12/31/2009	11.025	14.524	26
	12/31/2010	14.524	16.027	28
	12/31/2011	16.027	14.568	38
	12/31/2012	14.568	16.508	33
VISL 3 2.35%
	12/31/2007	N/A	18.790	0
	12/31/2008	18.790	10.735	56
	12/31/2009	10.735	14.084	187
	12/31/2010	14.084	15.480	178
	12/31/2011	15.480	14.015	175
	12/31/2012	14.015	15.817	157
VISL 4 2.65%
	12/31/2007	N/A	18.473	0
	12/31/2008	18.473	10.522	11
	12/31/2009	10.522	13.764	66
	12/31/2010	13.764	15.082	72
	12/31/2011	15.082	13.614	78
	12/31/2012	13.614	15.318	77
VISL 5 2.50%
	12/31/2007	N/A	18.630	0
	12/31/2008	18.630	10.628	25
	12/31/2009	10.628	13.923	159
	12/31/2010	13.923	15.280	148
	12/31/2011	15.280	13.813	162
	12/31/2012	13.813	15.566	161

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6 2.80%
	12/31/2007	N/A	18.316	0
	12/31/2008	18.316	10.417	3
	12/31/2009	10.417	13.606	21
	12/31/2010	13.606	14.887	34
	12/31/2011	14.887	13.418	33
	12/31/2012	13.418	15.075	33
VISL 7 2.45%
	12/31/2007	N/A	18.683	0
	12/31/2008	18.683	10.663	79
	12/31/2009	10.663	13.977	155
	12/31/2010	13.977	15.346	162
	12/31/2011	15.346	13.880	163
	12/31/2012	13.880	15.649	137
VISL 8 2.75%
	12/31/2007	N/A	18.368	0
	12/31/2008	18.368	10.452	22
	12/31/2009	10.452	13.658	79
	12/31/2010	13.658	14.952	66
	12/31/2011	14.952	13.483	63
	12/31/2012	13.483	15.156	47
VISL 9 2.60%
	12/31/2007	N/A	18.525	0
	12/31/2008	18.525	10.557	82
	12/31/2009	10.557	13.817	155
	12/31/2010	13.817	15.148	175
	12/31/2011	15.148	13.680	197
	12/31/2012	13.680	15.400	141
AZL JPMorgan International Opportunities Fund
VISB 1 1.70%
	12/31/2007	N/A	19.090	152
	12/31/2008	19.090	13.407	192
	12/31/2009	13.407	16.650	81
	12/31/2010	16.650	17.343	77
	12/31/2011	17.343	14.765	82
	12/31/2012	14.765	17.455	67
VISB 10 2.95%
	12/31/2007	N/A	18.006	0
	12/31/2008	18.006	12.488	6
	12/31/2009	12.488	15.317	16
	12/31/2010	15.317	15.756	10
	12/31/2011	15.756	13.248	11
	12/31/2012	13.248	15.466	12
VISB 11 2.10%
	12/31/2008	N/A	13.105	39
	12/31/2009	13.105	16.211	115
	12/31/2010	16.211	16.818	141
	12/31/2011	16.818	14.261	49
	12/31/2012	14.261	16.792	43
VISB 13 3.10%
	12/31/2009	N/A	15.164	0
	12/31/2010	15.164	15.575	0
	12/31/2011	15.575	13.076	0
	12/31/2012	13.076	15.243	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 14 2.25%
	12/31/2009	N/A	16.049	49
	12/31/2010	16.049	16.626	58
	12/31/2011	16.626	14.077	56
	12/31/2012	14.077	16.550	89
VISB 2 2.00%
	12/31/2007	N/A	18.824	48
	12/31/2008	18.824	13.180	28
	12/31/2009	13.180	16.320	29
	12/31/2010	16.320	16.948	35
	12/31/2011	16.948	14.386	33
	12/31/2012	14.386	16.956	31
VISB 3 2.40%
	12/31/2007	N/A	18.475	0
	12/31/2008	18.475	12.884	58
	12/31/2009	12.884	15.890	196
	12/31/2010	15.890	16.435	192
	12/31/2011	16.435	13.895	209
	12/31/2012	13.895	16.312	196
VISB 4 2.70%
	12/31/2007	N/A	18.218	0
	12/31/2008	18.218	12.667	7
	12/31/2009	12.667	15.574	53
	12/31/2010	15.574	16.061	61
	12/31/2011	16.061	13.538	59
	12/31/2012	13.538	15.845	57
VISB 5 2.55%
	12/31/2007	N/A	18.346	0
	12/31/2008	18.346	12.775	20
	12/31/2009	12.775	15.731	117
	12/31/2010	15.731	16.247	129
	12/31/2011	16.247	13.715	128
	12/31/2012	13.715	16.077	127
VISB 6 2.85%
	12/31/2007	N/A	18.091	0
	12/31/2008	18.091	12.559	4
	12/31/2009	12.559	15.419	11
	12/31/2010	15.419	15.877	12
	12/31/2011	15.877	13.363	11
	12/31/2012	13.363	15.616	9
VISB 7 2.50%
	12/31/2007	N/A	18.389	0
	12/31/2008	18.389	12.811	81
	12/31/2009	12.811	15.784	184
	12/31/2010	15.784	16.310	201
	12/31/2011	16.310	13.775	225
	12/31/2012	13.775	16.155	223
VISB 8 2.80%
	12/31/2007	N/A	18.133	0
	12/31/2008	18.133	12.595	14
	12/31/2009	12.595	15.471	55
	12/31/2010	15.471	15.938	49
	12/31/2011	15.938	13.421	51
	12/31/2012	13.421	15.692	51

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 9 2.65%
	12/31/2007	N/A	18.261	0
	12/31/2008	18.261	12.703	69
	12/31/2009	12.703	15.626	169
	12/31/2010	15.626	16.123	157
	12/31/2011	16.123	13.597	165
	12/31/2012	13.597	15.922	166
VISC 1 2.45%
	12/31/2008	N/A	12.848	4
	12/31/2009	12.848	15.837	9
	12/31/2010	15.837	16.372	13
	12/31/2011	16.372	13.835	12
	12/31/2012	13.835	16.233	10
VISC 10 3.00%
	12/31/2008	N/A	12.453	0
	12/31/2009	12.453	15.265	1
	12/31/2010	15.265	15.695	2
	12/31/2011	15.695	13.190	0
	12/31/2012	13.190	15.391	0
VISC 11 2.30%
	12/31/2009	N/A	15.996	5
	12/31/2010	15.996	16.562	4
	12/31/2011	16.562	14.016	3
	12/31/2012	14.016	16.470	3
VISC 12 3.15%
	12/31/2009	N/A	15.113	0
	12/31/2010	15.113	15.516	0
	12/31/2011	15.516	13.020	0
	12/31/2012	13.020	15.169	0
VISC 13 1.75%
	12/31/2009	N/A	16.581	1
	12/31/2010	16.581	17.263	4
	12/31/2011	17.263	14.689	6
	12/31/2012	14.689	17.357	6
VISC 2 2.75%
	12/31/2008	N/A	12.631	0
	12/31/2009	12.631	15.522	1
	12/31/2010	15.522	16.000	1
	12/31/2011	16.000	13.479	1
	12/31/2012	13.479	15.768	0
VISC 3 2.60%
	12/31/2008	N/A	12.739	0
	12/31/2009	12.739	15.679	2
	12/31/2010	15.679	16.185	3
	12/31/2011	16.185	13.656	3
	12/31/2012	13.656	15.999	15
VISC 4 2.90%
	12/31/2008	N/A	12.524	0
	12/31/2009	12.524	15.368	0
	12/31/2010	15.368	15.816	0
	12/31/2011	15.816	13.305	0
	12/31/2012	13.305	15.541	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 5 2.15%
	12/31/2008	N/A	13.068	1
	12/31/2009	13.068	16.157	9
	12/31/2010	16.157	16.754	4
	12/31/2011	16.754	14.200	3
	12/31/2012	14.200	16.711	2
VISC 7 2.55%
	12/31/2008	N/A	12.775	5
	12/31/2009	12.775	15.731	21
	12/31/2010	15.731	16.247	16
	12/31/2011	16.247	13.715	18
	12/31/2012	13.715	16.077	17
VISC 8 2.85%
	12/31/2008	N/A	12.559	1
	12/31/2009	12.559	15.419	7
	12/31/2010	15.419	15.877	7
	12/31/2011	15.877	13.363	4
	12/31/2012	13.363	15.616	3
VISC 9 2.70%
	12/31/2008	N/A	12.667	10
	12/31/2009	12.667	15.574	34
	12/31/2010	15.574	16.061	30
	12/31/2011	16.061	13.538	27
	12/31/2012	13.538	15.845	24
VISI 10 2.65%
	12/31/2007	N/A	18.261	0
	12/31/2008	18.261	12.703	24
	12/31/2009	12.703	15.626	73
	12/31/2010	15.626	16.123	56
	12/31/2011	16.123	13.597	58
	12/31/2012	13.597	15.922	58
VISI 11 1.80%
	12/31/2008	N/A	13.331	95
	12/31/2009	13.331	16.539	304
	12/31/2010	16.539	17.210	317
	12/31/2011	17.210	14.637	283
	12/31/2012	14.637	17.287	292
VISI 13 1.95%
	12/31/2009	N/A	16.374	140
	12/31/2010	16.374	17.013	152
	12/31/2011	17.013	14.448	164
	12/31/2012	14.448	17.038	177
VISI 14 2.80%
	12/31/2009	N/A	15.471	0
	12/31/2010	15.471	15.938	0
	12/31/2011	15.938	13.421	0
	12/31/2012	13.421	15.692	0
VISI 2 1.70%
	12/31/2007	N/A	19.090	60
	12/31/2008	19.090	13.407	83
	12/31/2009	13.407	16.650	34
	12/31/2010	16.650	17.343	55
	12/31/2011	17.343	14.765	65
	12/31/2012	14.765	17.455	75

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3 2.10%
	12/31/2007	N/A	18.736	0
	12/31/2008	18.736	13.105	168
	12/31/2009	13.105	16.211	427
	12/31/2010	16.211	16.818	464
	12/31/2011	16.818	14.261	374
	12/31/2012	14.261	16.792	381
VISI 4 2.40%
	12/31/2007	N/A	18.475	0
	12/31/2008	18.475	12.884	24
	12/31/2009	12.884	15.890	53
	12/31/2010	15.890	16.435	53
	12/31/2011	16.435	13.895	57
	12/31/2012	13.895	16.312	58
VISI 5 2.25%
	12/31/2007	N/A	18.605	0
	12/31/2008	18.605	12.994	159
	12/31/2009	12.994	16.049	317
	12/31/2010	16.049	16.626	357
	12/31/2011	16.626	14.077	361
	12/31/2012	14.077	16.550	342
VISI 6 2.55%
	12/31/2007	N/A	18.346	0
	12/31/2008	18.346	12.775	12
	12/31/2009	12.775	15.731	34
	12/31/2010	15.731	16.247	27
	12/31/2011	16.247	13.715	31
	12/31/2012	13.715	16.077	33
VISI 7 2.20%
	12/31/2007	N/A	18.649	0
	12/31/2008	18.649	13.031	175
	12/31/2009	13.031	16.103	432
	12/31/2010	16.103	16.690	446
	12/31/2011	16.690	14.138	448
	12/31/2012	14.138	16.631	442
VISI 8 2.50%
	12/31/2007	N/A	18.389	0
	12/31/2008	18.389	12.811	44
	12/31/2009	12.811	15.784	96
	12/31/2010	15.784	16.310	96
	12/31/2011	16.310	13.775	104
	12/31/2012	13.775	16.155	108
VISI 9 2.35%
	12/31/2007	N/A	18.519	0
	12/31/2008	18.519	12.921	179
	12/31/2009	12.921	15.943	415
	12/31/2010	15.943	16.499	360
	12/31/2011	16.499	13.955	342
	12/31/2012	13.955	16.391	317
VISL 1 1.65%
	12/31/2007	N/A	19.135	86
	12/31/2008	19.135	13.445	84
	12/31/2009	13.445	16.706	20
	12/31/2010	16.706	17.410	51
	12/31/2011	17.410	14.829	71
	12/31/2012	14.829	17.540	74

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 10 2.90%
	12/31/2007	N/A	18.049	0
	12/31/2008	18.049	12.524	27
	12/31/2009	12.524	15.368	56
	12/31/2010	15.368	15.816	49
	12/31/2011	15.816	13.305	44
	12/31/2012	13.305	15.541	43
VISL 11 2.05%
	12/31/2008	N/A	13.143	18
	12/31/2009	13.143	16.265	125
	12/31/2010	16.265	16.883	141
	12/31/2011	16.883	14.323	146
	12/31/2012	14.323	16.874	148
VISL 13 3.05%
	12/31/2009	N/A	15.215	6
	12/31/2010	15.215	15.635	0
	12/31/2011	15.635	13.133	0
	12/31/2012	13.133	15.317	0
VISL 14 2.20%
	12/31/2009	N/A	16.103	21
	12/31/2010	16.103	16.690	27
	12/31/2011	16.690	14.138	32
	12/31/2012	14.138	16.631	26
VISL 2 1.95%
	12/31/2007	N/A	18.868	48
	12/31/2008	18.868	13.218	60
	12/31/2009	13.218	16.374	16
	12/31/2010	16.374	17.013	19
	12/31/2011	17.013	14.448	24
	12/31/2012	14.448	17.038	25
VISL 3 2.35%
	12/31/2007	N/A	18.519	0
	12/31/2008	18.519	12.921	51
	12/31/2009	12.921	15.943	132
	12/31/2010	15.943	16.499	137
	12/31/2011	16.499	13.955	133
	12/31/2012	13.955	16.391	125
VISL 4 2.65%
	12/31/2007	N/A	18.261	0
	12/31/2008	18.261	12.703	8
	12/31/2009	12.703	15.626	22
	12/31/2010	15.626	16.123	25
	12/31/2011	16.123	13.597	30
	12/31/2012	13.597	15.922	19
VISL 5 2.50%
	12/31/2007	N/A	18.389	0
	12/31/2008	18.389	12.811	48
	12/31/2009	12.811	15.784	141
	12/31/2010	15.784	16.310	137
	12/31/2011	16.310	13.775	157
	12/31/2012	13.775	16.155	143

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6 2.80%
	12/31/2007	N/A	18.133	0
	12/31/2008	18.133	12.595	7
	12/31/2009	12.595	15.471	42
	12/31/2010	15.471	15.938	43
	12/31/2011	15.938	13.421	43
	12/31/2012	13.421	15.692	30
VISL 7 2.45%
	12/31/2007	N/A	18.432	0
	12/31/2008	18.432	12.848	99
	12/31/2009	12.848	15.837	179
	12/31/2010	15.837	16.372	185
	12/31/2011	16.372	13.835	161
	12/31/2012	13.835	16.233	146
VISL 8 2.75%
	12/31/2007	N/A	18.176	0
	12/31/2008	18.176	12.631	16
	12/31/2009	12.631	15.522	34
	12/31/2010	15.522	16.000	27
	12/31/2011	16.000	13.479	23
	12/31/2012	13.479	15.768	23
VISL 9 2.60%
	12/31/2007	N/A	18.303	0
	12/31/2008	18.303	12.739	58
	12/31/2009	12.739	15.679	142
	12/31/2010	15.679	16.185	192
	12/31/2011	16.185	13.656	133
	12/31/2012	13.656	15.999	125
AZL JPMorgan U.S. Equity Fund
VISB 1 1.70%
	12/31/2007	N/A	12.798	99
	12/31/2008	12.798	7.715	96
	12/31/2009	7.715	10.142	24
	12/31/2010	10.142	11.264	73
	12/31/2011	11.264	10.831	84
	12/31/2012	10.831	12.472	75
VISB 10 2.95%
	12/31/2007	N/A	12.224	0
	12/31/2008	12.224	7.277	17
	12/31/2009	7.277	9.447	33
	12/31/2010	9.447	10.362	27
	12/31/2011	10.362	9.841	29
	12/31/2012	9.841	11.190	23
VISB 11 2.10%
	12/31/2008	N/A	7.572	6
	12/31/2009	7.572	9.914	11
	12/31/2010	9.914	10.967	12
	12/31/2011	10.967	10.504	10
	12/31/2012	10.504	12.047	10
VISB 13 3.10%
	12/31/2009	N/A	9.368	0
	12/31/2010	9.368	10.259	0
	12/31/2011	10.259	9.729	0
	12/31/2012	9.729	11.046	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 14 2.25%
	12/31/2009	N/A	9.830	8
	12/31/2010	9.830	10.858	8
	12/31/2011	10.858	10.384	8
	12/31/2012	10.384	11.891	7
VISB 2 2.00%
	12/31/2007	N/A	12.657	18
	12/31/2008	12.657	7.607	23
	12/31/2009	7.607	9.971	8
	12/31/2010	9.971	11.041	21
	12/31/2011	11.041	10.585	17
	12/31/2012	10.585	12.152	18
VISB 3 2.40%
	12/31/2007	N/A	12.473	0
	12/31/2008	12.473	7.467	28
	12/31/2009	7.467	9.747	139
	12/31/2010	9.747	10.750	160
	12/31/2011	10.750	10.265	142
	12/31/2012	10.265	11.737	137
VISB 4 2.70%
	12/31/2007	N/A	12.336	0
	12/31/2008	12.336	7.363	3
	12/31/2009	7.363	9.582	19
	12/31/2010	9.582	10.537	16
	12/31/2011	10.537	10.031	23
	12/31/2012	10.031	11.435	31
VISB 5 2.55%
	12/31/2007	N/A	12.404	0
	12/31/2008	12.404	7.414	38
	12/31/2009	7.414	9.664	98
	12/31/2010	9.664	10.643	92
	12/31/2011	10.643	10.147	83
	12/31/2012	10.147	11.585	78
VISB 6 2.85%
	12/31/2007	N/A	12.268	0
	12/31/2008	12.268	7.311	1
	12/31/2009	7.311	9.501	5
	12/31/2010	9.501	10.432	4
	12/31/2011	10.432	9.917	4
	12/31/2012	9.917	11.288	4
VISB 7 2.50%
	12/31/2007	N/A	12.427	0
	12/31/2008	12.427	7.432	57
	12/31/2009	7.432	9.692	92
	12/31/2010	9.692	10.678	97
	12/31/2011	10.678	10.186	101
	12/31/2012	10.186	11.636	93
VISB 8 2.80%
	12/31/2007	N/A	12.291	0
	12/31/2008	12.291	7.328	33
	12/31/2009	7.328	9.528	52
	12/31/2010	9.528	10.467	49
	12/31/2011	10.467	9.955	58
	12/31/2012	9.955	11.337	65

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 9 2.65%
	12/31/2007	N/A	12.359	0
	12/31/2008	12.359	7.380	25
	12/31/2009	7.380	9.610	78
	12/31/2010	9.610	10.572	70
	12/31/2011	10.572	10.070	66
	12/31/2012	10.070	11.485	77
VISC 1 2.45%
	12/31/2008	N/A	7.449	0
	12/31/2009	7.449	9.719	3
	12/31/2010	9.719	10.714	4
	12/31/2011	10.714	10.226	2
	12/31/2012	10.226	11.686	1
VISC 10 3.00%
	12/31/2008	N/A	7.261	0
	12/31/2009	7.261	9.422	0
	12/31/2010	9.422	10.329	0
	12/31/2011	10.329	9.804	0
	12/31/2012	9.804	11.143	5
VISC 11 2.30%
	12/31/2009	N/A	9.802	0
	12/31/2010	9.802	10.822	0
	12/31/2011	10.822	10.344	0
	12/31/2012	10.344	11.839	16
VISC 12 3.15%
	12/31/2009	N/A	9.341	0
	12/31/2010	9.341	10.225	0
	12/31/2011	10.225	9.691	0
	12/31/2012	9.691	10.998	0
VISC 13 1.75%
	12/31/2009	N/A	10.105	0
	12/31/2010	10.105	11.217	1
	12/31/2011	11.217	10.781	2
	12/31/2012	10.781	12.408	2
VISC 2 2.75%
	12/31/2008	N/A	7.345	0
	12/31/2009	7.345	9.555	0
	12/31/2010	9.555	10.502	0
	12/31/2011	10.502	9.993	0
	12/31/2012	9.993	11.386	0
VISC 3 2.60%
	12/31/2008	N/A	7.397	1
	12/31/2009	7.397	9.637	0
	12/31/2010	9.637	10.607	1
	12/31/2011	10.607	10.109	1
	12/31/2012	10.109	11.535	0
VISC 4 2.90%
	12/31/2008	N/A	7.294	0
	12/31/2009	7.294	9.474	0
	12/31/2010	9.474	10.397	0
	12/31/2011	10.397	9.879	0
	12/31/2012	9.879	11.239	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 5 2.15%
	12/31/2008	N/A	7.555	0
	12/31/2009	7.555	9.887	14
	12/31/2010	9.887	10.931	11
	12/31/2011	10.931	10.464	8
	12/31/2012	10.464	11.995	9
VISC 7 2.55%
	12/31/2008	N/A	7.414	1
	12/31/2009	7.414	9.664	2
	12/31/2010	9.664	10.643	2
	12/31/2011	10.643	10.147	4
	12/31/2012	10.147	11.585	5
VISC 8 2.85%
	12/31/2008	N/A	7.311	2
	12/31/2009	7.311	9.501	1
	12/31/2010	9.501	10.432	1
	12/31/2011	10.432	9.917	1
	12/31/2012	9.917	11.288	1
VISC 9 2.70%
	12/31/2008	N/A	7.363	1
	12/31/2009	7.363	9.582	8
	12/31/2010	9.582	10.537	7
	12/31/2011	10.537	10.031	5
	12/31/2012	10.031	11.435	3
VISI 10 2.65%
	12/31/2007	N/A	12.359	0
	12/31/2008	12.359	7.380	15
	12/31/2009	7.380	9.610	33
	12/31/2010	9.610	10.572	31
	12/31/2011	10.572	10.070	34
	12/31/2012	10.070	11.485	37
VISI 11 1.80%
	12/31/2008	N/A	7.679	30
	12/31/2009	7.679	10.085	168
	12/31/2010	10.085	11.189	184
	12/31/2011	11.189	10.749	178
	12/31/2012	10.749	12.365	208
VISI 13 1.95%
	12/31/2009	N/A	9.999	38
	12/31/2010	9.999	11.078	40
	12/31/2011	11.078	10.626	38
	12/31/2012	10.626	12.204	38
VISI 14 2.80%
	12/31/2009	N/A	9.528	0
	12/31/2010	9.528	10.467	0
	12/31/2011	10.467	9.955	0
	12/31/2012	9.955	11.337	0
VISI 2 1.70%
	12/31/2007	N/A	12.798	14
	12/31/2008	12.798	7.715	13
	12/31/2009	7.715	10.142	20
	12/31/2010	10.142	11.264	57
	12/31/2011	11.264	10.831	66
	12/31/2012	10.831	12.472	62

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3 2.10%
	12/31/2007	N/A	12.611	0
	12/31/2008	12.611	7.572	104
	12/31/2009	7.572	9.914	214
	12/31/2010	9.914	10.967	206
	12/31/2011	10.967	10.504	189
	12/31/2012	10.504	12.047	184
VISI 4 2.40%
	12/31/2007	N/A	12.473	0
	12/31/2008	12.473	7.467	20
	12/31/2009	7.467	9.747	47
	12/31/2010	9.747	10.750	43
	12/31/2011	10.750	10.265	43
	12/31/2012	10.265	11.737	48
VISI 5 2.25%
	12/31/2007	N/A	12.542	0
	12/31/2008	12.542	7.519	24
	12/31/2009	7.519	9.830	137
	12/31/2010	9.830	10.858	151
	12/31/2011	10.858	10.384	133
	12/31/2012	10.384	11.891	123
VISI 6 2.55%
	12/31/2007	N/A	12.404	0
	12/31/2008	12.404	7.414	1
	12/31/2009	7.414	9.664	16
	12/31/2010	9.664	10.643	19
	12/31/2011	10.643	10.147	16
	12/31/2012	10.147	11.585	17
VISI 7 2.20%
	12/31/2007	N/A	12.565	0
	12/31/2008	12.565	7.537	95
	12/31/2009	7.537	9.858	238
	12/31/2010	9.858	10.894	256
	12/31/2011	10.894	10.424	236
	12/31/2012	10.424	11.943	276
VISI 8 2.50%
	12/31/2007	N/A	12.427	0
	12/31/2008	12.427	7.432	29
	12/31/2009	7.432	9.692	76
	12/31/2010	9.692	10.678	67
	12/31/2011	10.678	10.186	69
	12/31/2012	10.186	11.636	75
VISI 9 2.35%
	12/31/2007	N/A	12.496	0
	12/31/2008	12.496	7.484	48
	12/31/2009	7.484	9.775	238
	12/31/2010	9.775	10.786	222
	12/31/2011	10.786	10.304	201
	12/31/2012	10.304	11.788	289
VISL 1 1.65%
	12/31/2007	N/A	12.821	43
	12/31/2008	12.821	7.733	63
	12/31/2009	7.733	10.171	19
	12/31/2010	10.171	11.302	85
	12/31/2011	11.302	10.873	128
	12/31/2012	10.873	12.526	126

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 10 2.90%
	12/31/2007	N/A	12.246	0
	12/31/2008	12.246	7.294	4
	12/31/2009	7.294	9.474	19
	12/31/2010	9.474	10.397	15
	12/31/2011	10.397	9.879	15
	12/31/2012	9.879	11.239	15
VISL 11 2.05%
	12/31/2008	N/A	7.590	7
	12/31/2009	7.590	9.943	49
	12/31/2010	9.943	11.004	51
	12/31/2011	11.004	10.545	50
	12/31/2012	10.545	12.099	46
VISL 13 3.05%
	12/31/2009	N/A	9.394	2
	12/31/2010	9.394	10.294	0
	12/31/2011	10.294	9.766	0
	12/31/2012	9.766	11.094	0
VISL 14 2.20%
	12/31/2009	N/A	9.858	21
	12/31/2010	9.858	10.894	37
	12/31/2011	10.894	10.424	31
	12/31/2012	10.424	11.943	56
VISL 2 1.95%
	12/31/2007	N/A	12.681	11
	12/31/2008	12.681	7.625	22
	12/31/2009	7.625	9.999	14
	12/31/2010	9.999	11.078	17
	12/31/2011	11.078	10.626	43
	12/31/2012	10.626	12.204	42
VISL 3 2.35%
	12/31/2007	N/A	12.496	0
	12/31/2008	12.496	7.484	31
	12/31/2009	7.484	9.775	117
	12/31/2010	9.775	10.786	106
	12/31/2011	10.786	10.304	97
	12/31/2012	10.304	11.788	88
VISL 4 2.65%
	12/31/2007	N/A	12.359	0
	12/31/2008	12.359	7.380	0
	12/31/2009	7.380	9.610	14
	12/31/2010	9.610	10.572	39
	12/31/2011	10.572	10.070	39
	12/31/2012	10.070	11.485	33
VISL 5 2.50%
	12/31/2007	N/A	12.427	0
	12/31/2008	12.427	7.432	9
	12/31/2009	7.432	9.692	70
	12/31/2010	9.692	10.678	59
	12/31/2011	10.678	10.186	67
	12/31/2012	10.186	11.636	53

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6 2.80%
	12/31/2007	N/A	12.291	0
	12/31/2008	12.291	7.328	0
	12/31/2009	7.328	9.528	5
	12/31/2010	9.528	10.467	11
	12/31/2011	10.467	9.955	10
	12/31/2012	9.955	11.337	9
VISL 7 2.45%
	12/31/2007	N/A	12.450	0
	12/31/2008	12.450	7.449	33
	12/31/2009	7.449	9.719	78
	12/31/2010	9.719	10.714	79
	12/31/2011	10.714	10.226	82
	12/31/2012	10.226	11.686	82
VISL 8 2.75%
	12/31/2007	N/A	12.314	0
	12/31/2008	12.314	7.345	10
	12/31/2009	7.345	9.555	28
	12/31/2010	9.555	10.502	15
	12/31/2011	10.502	9.993	14
	12/31/2012	9.993	11.386	10
VISL 9 2.60%
	12/31/2007	N/A	12.382	0
	12/31/2008	12.382	7.397	58
	12/31/2009	7.397	9.637	91
	12/31/2010	9.637	10.607	85
	12/31/2011	10.607	10.109	97
	12/31/2012	10.109	11.535	105
AZL MFS Investors Trust Fund
VISB 1 1.70%
	12/31/2007	N/A	14.752	111
	12/31/2008	14.752	8.686	198
	12/31/2009	8.686	12.964	73
	12/31/2010	12.964	14.148	70
	12/31/2011	14.148	13.602	76
	12/31/2012	13.602	15.905	66
VISB 10 2.95%
	12/31/2007	N/A	14.267	0
	12/31/2008	14.267	8.296	36
	12/31/2009	8.296	12.227	77
	12/31/2010	12.227	13.179	39
	12/31/2011	13.179	12.514	35
	12/31/2012	12.514	14.449	34
VISB 11 2.10%
	12/31/2008	N/A	8.559	12
	12/31/2009	8.559	12.723	39
	12/31/2010	12.723	13.831	37
	12/31/2011	13.831	13.244	13
	12/31/2012	13.244	15.424	9
VISB 13 3.10%
	12/31/2009	N/A	12.142	0
	12/31/2010	12.142	13.068	0
	12/31/2011	13.068	12.389	0
	12/31/2012	12.389	14.284	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 14 2.25%
	12/31/2009	N/A	12.634	65
	12/31/2010	12.634	13.713	70
	12/31/2011	13.713	13.112	68
	12/31/2012	13.112	15.247	63
VISB 2 2.00%
	12/31/2007	N/A	14.634	41
	12/31/2008	14.634	8.591	73
	12/31/2009	8.591	12.783	72
	12/31/2010	12.783	13.909	76
	12/31/2011	13.909	13.333	20
	12/31/2012	13.333	15.543	20
VISB 3 2.40%
	12/31/2007	N/A	14.479	0
	12/31/2008	14.479	8.465	84
	12/31/2009	8.465	12.546	203
	12/31/2010	12.546	13.597	163
	12/31/2011	13.597	12.981	148
	12/31/2012	12.981	15.073	137
VISB 4 2.70%
	12/31/2007	N/A	14.363	0
	12/31/2008	14.363	8.372	18
	12/31/2009	8.372	12.371	64
	12/31/2010	12.371	13.368	17
	12/31/2011	13.368	12.724	16
	12/31/2012	12.724	14.729	19
VISB 5 2.55%
	12/31/2007	N/A	14.421	0
	12/31/2008	14.421	8.419	66
	12/31/2009	8.419	12.458	151
	12/31/2010	12.458	13.482	118
	12/31/2011	13.482	12.852	98
	12/31/2012	12.852	14.900	115
VISB 6 2.85%
	12/31/2007	N/A	14.305	0
	12/31/2008	14.305	8.326	6
	12/31/2009	8.326	12.285	24
	12/31/2010	12.285	13.254	21
	12/31/2011	13.254	12.597	19
	12/31/2012	12.597	14.561	18
VISB 7 2.50%
	12/31/2007	N/A	14.440	0
	12/31/2008	14.440	8.434	146
	12/31/2009	8.434	12.487	226
	12/31/2010	12.487	13.520	194
	12/31/2011	13.520	12.895	169
	12/31/2012	12.895	14.957	163
VISB 8 2.80%
	12/31/2007	N/A	14.325	0
	12/31/2008	14.325	8.342	79
	12/31/2009	8.342	12.313	99
	12/31/2010	12.313	13.292	50
	12/31/2011	13.292	12.639	47
	12/31/2012	12.639	14.617	45

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 9 2.65%
	12/31/2007	N/A	14.382	0
	12/31/2008	14.382	8.388	96
	12/31/2009	8.388	12.400	198
	12/31/2010	12.400	13.406	131
	12/31/2011	13.406	12.767	119
	12/31/2012	12.767	14.786	97
VISC 1 2.45%
	12/31/2008	N/A	8.450	7
	12/31/2009	8.450	12.517	8
	12/31/2010	12.517	13.559	14
	12/31/2011	13.559	12.938	9
	12/31/2012	12.938	15.015	12
VISC 10 3.00%
	12/31/2008	N/A	8.281	1
	12/31/2009	8.281	12.200	2
	12/31/2010	12.200	13.143	7
	12/31/2011	13.143	12.473	0
	12/31/2012	12.473	14.395	0
VISC 11 2.30%
	12/31/2009	N/A	12.605	9
	12/31/2010	12.605	13.674	8
	12/31/2011	13.674	13.068	7
	12/31/2012	13.068	15.189	4
VISC 12 3.15%
	12/31/2009	N/A	12.114	2
	12/31/2010	12.114	13.031	0
	12/31/2011	13.031	12.348	0
	12/31/2012	12.348	14.230	0
VISC 13 1.75%
	12/31/2009	N/A	12.933	4
	12/31/2010	12.933	14.108	3
	12/31/2011	14.108	13.557	5
	12/31/2012	13.557	15.844	3
VISC 2 2.75%
	12/31/2008	N/A	8.357	0
	12/31/2009	8.357	12.342	0
	12/31/2010	12.342	13.330	0
	12/31/2011	13.330	12.682	0
	12/31/2012	12.682	14.673	0
VISC 3 2.60%
	12/31/2008	N/A	8.403	1
	12/31/2009	8.403	12.429	3
	12/31/2010	12.429	13.444	31
	12/31/2011	13.444	12.809	22
	12/31/2012	12.809	14.843	23
VISC 4 2.90%
	12/31/2008	N/A	8.311	0
	12/31/2009	8.311	12.256	0
	12/31/2010	12.256	13.217	0
	12/31/2011	13.217	12.555	0
	12/31/2012	12.555	14.505	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 5 2.15%
	12/31/2008	N/A	8.544	3
	12/31/2009	8.544	12.694	11
	12/31/2010	12.694	13.792	33
	12/31/2011	13.792	13.200	31
	12/31/2012	13.200	15.366	27
VISC 7 2.55%
	12/31/2008	N/A	8.419	3
	12/31/2009	8.419	12.458	29
	12/31/2010	12.458	13.482	21
	12/31/2011	13.482	12.852	19
	12/31/2012	12.852	14.900	17
VISC 8 2.85%
	12/31/2008	N/A	8.326	3
	12/31/2009	8.326	12.285	3
	12/31/2010	12.285	13.254	2
	12/31/2011	13.254	12.597	2
	12/31/2012	12.597	14.561	2
VISC 9 2.70%
	12/31/2008	N/A	8.372	14
	12/31/2009	8.372	12.371	39
	12/31/2010	12.371	13.368	32
	12/31/2011	13.368	12.724	25
	12/31/2012	12.724	14.729	22
VISI 10 2.65%
	12/31/2007	N/A	14.382	0
	12/31/2008	14.382	8.388	25
	12/31/2009	8.388	12.400	64
	12/31/2010	12.400	13.406	54
	12/31/2011	13.406	12.767	51
	12/31/2012	12.767	14.786	45
VISI 11 1.80%
	12/31/2008	N/A	8.654	210
	12/31/2009	8.654	12.903	420
	12/31/2010	12.903	14.069	365
	12/31/2011	14.069	13.512	326
	12/31/2012	13.512	15.784	324
VISI 13 1.95%
	12/31/2009	N/A	12.813	133
	12/31/2010	12.813	13.949	132
	12/31/2011	13.949	13.377	119
	12/31/2012	13.377	15.603	112
VISI 14 2.80%
	12/31/2009	N/A	12.313	0
	12/31/2010	12.313	13.292	0
	12/31/2011	13.292	12.639	0
	12/31/2012	12.639	14.617	0
VISI 2 1.70%
	12/31/2007	N/A	14.752	42
	12/31/2008	14.752	8.686	91
	12/31/2009	8.686	12.964	67
	12/31/2010	12.964	14.148	108
	12/31/2011	14.148	13.602	115
	12/31/2012	13.602	15.905	124

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3 2.10%
	12/31/2007	N/A	14.595	0
	12/31/2008	14.595	8.559	298
	12/31/2009	8.559	12.723	436
	12/31/2010	12.723	13.831	394
	12/31/2011	13.831	13.244	360
	12/31/2012	13.244	15.424	336
VISI 4 2.40%
	12/31/2007	N/A	14.479	0
	12/31/2008	14.479	8.465	36
	12/31/2009	8.465	12.546	55
	12/31/2010	12.546	13.597	48
	12/31/2011	13.597	12.981	52
	12/31/2012	12.981	15.073	39
VISI 5 2.25%
	12/31/2007	N/A	14.537	0
	12/31/2008	14.537	8.512	175
	12/31/2009	8.512	12.634	318
	12/31/2010	12.634	13.713	320
	12/31/2011	13.713	13.112	303
	12/31/2012	13.112	15.247	279
VISI 6 2.55%
	12/31/2007	N/A	14.421	0
	12/31/2008	14.421	8.419	19
	12/31/2009	8.419	12.458	26
	12/31/2010	12.458	13.482	25
	12/31/2011	13.482	12.852	16
	12/31/2012	12.852	14.900	17
VISI 7 2.20%
	12/31/2007	N/A	14.556	0
	12/31/2008	14.556	8.528	357
	12/31/2009	8.528	12.664	526
	12/31/2010	12.664	13.752	547
	12/31/2011	13.752	13.156	502
	12/31/2012	13.156	15.306	468
VISI 8 2.50%
	12/31/2007	N/A	14.440	0
	12/31/2008	14.440	8.434	92
	12/31/2009	8.434	12.487	146
	12/31/2010	12.487	13.520	123
	12/31/2011	13.520	12.895	122
	12/31/2012	12.895	14.957	95
VISI 9 2.35%
	12/31/2007	N/A	14.498	0
	12/31/2008	14.498	8.481	436
	12/31/2009	8.481	12.575	704
	12/31/2010	12.575	13.636	629
	12/31/2011	13.636	13.025	529
	12/31/2012	13.025	15.131	447
VISL 1 1.65%
	12/31/2007	N/A	14.772	64
	12/31/2008	14.772	8.702	104
	12/31/2009	8.702	12.994	48
	12/31/2010	12.994	14.189	77
	12/31/2011	14.189	13.648	95
	12/31/2012	13.648	15.966	90

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 10 2.90%
	12/31/2007	N/A	14.286	0
	12/31/2008	14.286	8.311	37
	12/31/2009	8.311	12.256	65
	12/31/2010	12.256	13.217	53
	12/31/2011	13.217	12.555	42
	12/31/2012	12.555	14.505	34
VISL 11 2.05%
	12/31/2008	N/A	8.575	86
	12/31/2009	8.575	12.754	226
	12/31/2010	12.754	13.871	173
	12/31/2011	13.871	13.289	134
	12/31/2012	13.289	15.484	122
VISL 13 3.05%
	12/31/2009	N/A	12.171	10
	12/31/2010	12.171	13.105	0
	12/31/2011	13.105	12.431	0
	12/31/2012	12.431	14.339	0
VISL 14 2.20%
	12/31/2009	N/A	12.664	55
	12/31/2010	12.664	13.752	43
	12/31/2011	13.752	13.156	38
	12/31/2012	13.156	15.306	39
VISL 2 1.95%
	12/31/2007	N/A	14.654	20
	12/31/2008	14.654	8.607	34
	12/31/2009	8.607	12.813	9
	12/31/2010	12.813	13.949	23
	12/31/2011	13.949	13.377	28
	12/31/2012	13.377	15.603	25
VISL 3 2.35%
	12/31/2007	N/A	14.498	0
	12/31/2008	14.498	8.481	92
	12/31/2009	8.481	12.575	161
	12/31/2010	12.575	13.636	153
	12/31/2011	13.636	13.025	136
	12/31/2012	13.025	15.131	126
VISL 4 2.65%
	12/31/2007	N/A	14.382	0
	12/31/2008	14.382	8.388	8
	12/31/2009	8.388	12.400	22
	12/31/2010	12.400	13.406	28
	12/31/2011	13.406	12.767	22
	12/31/2012	12.767	14.786	32
VISL 5 2.50%
	12/31/2007	N/A	14.440	0
	12/31/2008	14.440	8.434	59
	12/31/2009	8.434	12.487	145
	12/31/2010	12.487	13.520	157
	12/31/2011	13.520	12.895	142
	12/31/2012	12.895	14.957	137

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6 2.80%
	12/31/2007	N/A	14.325	0
	12/31/2008	14.325	8.342	9
	12/31/2009	8.342	12.313	27
	12/31/2010	12.313	13.292	15
	12/31/2011	13.292	12.639	18
	12/31/2012	12.639	14.617	15
VISL 7 2.45%
	12/31/2007	N/A	14.459	0
	12/31/2008	14.459	8.450	147
	12/31/2009	8.450	12.517	209
	12/31/2010	12.517	13.559	151
	12/31/2011	13.559	12.938	138
	12/31/2012	12.938	15.015	126
VISL 8 2.75%
	12/31/2007	N/A	14.344	0
	12/31/2008	14.344	8.357	44
	12/31/2009	8.357	12.342	71
	12/31/2010	12.342	13.330	44
	12/31/2011	13.330	12.682	42
	12/31/2012	12.682	14.673	34
VISL 9 2.60%
	12/31/2007	N/A	14.401	0
	12/31/2008	14.401	8.403	157
	12/31/2009	8.403	12.429	262
	12/31/2010	12.429	13.444	186
	12/31/2011	13.444	12.809	167
	12/31/2012	12.809	14.843	156
AZL MFS Value Fund
VISB 1 1.70%
	12/31/2007	N/A	12.140	124
	12/31/2008	12.140	7.616	155
	12/31/2009	7.616	9.475	72
	12/31/2010	9.475	10.230	124
	12/31/2011	10.230	9.610	139
	12/31/2012	9.610	11.022	113
VISB 10 2.95%
	12/31/2007	N/A	11.168	0
	12/31/2008	11.168	6.919	7
	12/31/2009	6.919	8.501	26
	12/31/2010	8.501	9.064	12
	12/31/2011	9.064	8.410	19
	12/31/2012	8.410	9.525	18
VISB 11 2.10%
	12/31/2008	N/A	7.386	3
	12/31/2009	7.386	9.151	56
	12/31/2010	9.151	9.842	123
	12/31/2011	9.842	9.208	157
	12/31/2012	9.208	10.519	150
VISB 13 3.10%
	12/31/2009	N/A	8.391	0
	12/31/2010	8.391	8.934	0
	12/31/2011	8.934	8.276	0
	12/31/2012	8.276	9.360	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 14 2.25%
	12/31/2009	N/A	9.033	29
	12/31/2010	9.033	9.700	36
	12/31/2011	9.700	9.062	53
	12/31/2012	9.062	10.337	39
VISB 2 2.00%
	12/31/2007	N/A	11.899	92
	12/31/2008	11.899	7.443	123
	12/31/2009	7.443	9.231	45
	12/31/2010	9.231	9.937	37
	12/31/2011	9.937	9.307	37
	12/31/2012	9.307	10.643	38
VISB 3 2.40%
	12/31/2007	N/A	11.586	0
	12/31/2008	11.586	7.218	60
	12/31/2009	7.218	8.916	113
	12/31/2010	8.916	9.560	116
	12/31/2011	9.560	8.918	108
	12/31/2012	8.918	10.157	109
VISB 4 2.70%
	12/31/2007	N/A	11.356	0
	12/31/2008	11.356	7.054	20
	12/31/2009	7.054	8.687	25
	12/31/2010	8.687	9.286	26
	12/31/2011	9.286	8.637	33
	12/31/2012	8.637	9.807	30
VISB 5 2.55%
	12/31/2007	N/A	11.471	0
	12/31/2008	11.471	7.135	8
	12/31/2009	7.135	8.801	46
	12/31/2010	8.801	9.422	55
	12/31/2011	9.422	8.776	68
	12/31/2012	8.776	9.981	80
VISB 6 2.85%
	12/31/2007	N/A	11.243	0
	12/31/2008	11.243	6.973	10
	12/31/2009	6.973	8.575	21
	12/31/2010	8.575	9.153	21
	12/31/2011	9.153	8.500	21
	12/31/2012	8.500	9.637	22
VISB 7 2.50%
	12/31/2007	N/A	11.509	0
	12/31/2008	11.509	7.163	58
	12/31/2009	7.163	8.839	85
	12/31/2010	8.839	9.468	110
	12/31/2011	9.468	8.823	114
	12/31/2012	8.823	10.039	97
VISB 8 2.80%
	12/31/2007	N/A	11.281	0
	12/31/2008	11.281	7.000	16
	12/31/2009	7.000	8.612	78
	12/31/2010	8.612	9.197	24
	12/31/2011	9.197	8.545	26
	12/31/2012	8.545	9.693	25

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 9 2.65%
	12/31/2007	N/A	11.394	0
	12/31/2008	11.394	7.081	10
	12/31/2009	7.081	8.725	40
	12/31/2010	8.725	9.331	32
	12/31/2011	9.331	8.683	31
	12/31/2012	8.683	9.865	26
VISC 1 2.45%
	12/31/2008	N/A	7.190	1
	12/31/2009	7.190	8.878	13
	12/31/2010	8.878	9.514	1
	12/31/2011	9.514	8.871	0
	12/31/2012	8.871	10.098	0
VISC 10 3.00%
	12/31/2008	N/A	6.893	0
	12/31/2009	6.893	8.464	0
	12/31/2010	8.464	9.021	0
	12/31/2011	9.021	8.365	0
	12/31/2012	8.365	9.470	0
VISC 11 2.30%
	12/31/2009	N/A	8.994	0
	12/31/2010	8.994	9.653	0
	12/31/2011	9.653	9.014	0
	12/31/2012	9.014	10.276	0
VISC 12 3.15%
	12/31/2009	N/A	8.354	0
	12/31/2010	8.354	8.891	0
	12/31/2011	8.891	8.232	0
	12/31/2012	8.232	9.305	0
VISC 13 1.75%
	12/31/2009	N/A	9.426	0
	12/31/2010	9.426	10.173	7
	12/31/2011	10.173	9.551	7
	12/31/2012	9.551	10.950	7
VISC 2 2.75%
	12/31/2008	N/A	7.026	0
	12/31/2009	7.026	8.649	0
	12/31/2010	8.649	9.242	0
	12/31/2011	9.242	8.591	0
	12/31/2012	8.591	9.750	0
VISC 3 2.60%
	12/31/2008	N/A	7.108	0
	12/31/2009	7.108	8.763	42
	12/31/2010	8.763	9.377	1
	12/31/2011	9.377	8.730	1
	12/31/2012	8.730	9.923	1
VISC 4 2.90%
	12/31/2008	N/A	6.946	0
	12/31/2009	6.946	8.538	0
	12/31/2010	8.538	9.108	0
	12/31/2011	9.108	8.455	0
	12/31/2012	8.455	9.581	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 5 2.15%
	12/31/2008	N/A	7.358	3
	12/31/2009	7.358	9.112	6
	12/31/2010	9.112	9.794	2
	12/31/2011	9.794	9.159	2
	12/31/2012	9.159	10.458	2
VISC 7 2.55%
	12/31/2008	N/A	7.135	2
	12/31/2009	7.135	8.801	0
	12/31/2010	8.801	9.422	0
	12/31/2011	9.422	8.776	2
	12/31/2012	8.776	9.981	3
VISC 8 2.85%
	12/31/2008	N/A	6.973	0
	12/31/2009	6.973	8.575	1
	12/31/2010	8.575	9.153	0
	12/31/2011	9.153	8.500	0
	12/31/2012	8.500	9.637	0
VISC 9 2.70%
	12/31/2008	N/A	7.054	2
	12/31/2009	7.054	8.687	2
	12/31/2010	8.687	9.286	2
	12/31/2011	9.286	8.637	3
	12/31/2012	8.637	9.807	4
VISI 10 2.65%
	12/31/2007	N/A	11.394	0
	12/31/2008	11.394	7.081	20
	12/31/2009	7.081	8.725	38
	12/31/2010	8.725	9.331	32
	12/31/2011	9.331	8.683	32
	12/31/2012	8.683	9.865	33
VISI 11 1.80%
	12/31/2008	N/A	7.558	64
	12/31/2009	7.558	9.393	147
	12/31/2010	9.393	10.132	201
	12/31/2011	10.132	9.508	180
	12/31/2012	9.508	10.894	170
VISI 13 1.95%
	12/31/2009	N/A	9.271	89
	12/31/2010	9.271	9.986	99
	12/31/2011	9.986	9.357	88
	12/31/2012	9.357	10.705	82
VISI 14 2.80%
	12/31/2009	N/A	8.612	7
	12/31/2010	8.612	9.197	0
	12/31/2011	9.197	8.545	0
	12/31/2012	8.545	9.693	0
VISI 2 1.70%
	12/31/2007	N/A	12.140	53
	12/31/2008	12.140	7.616	58
	12/31/2009	7.616	9.475	21
	12/31/2010	9.475	10.230	65
	12/31/2011	10.230	9.610	91
	12/31/2012	9.610	11.022	92

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3 2.10%
	12/31/2007	N/A	11.820	0
	12/31/2008	11.820	7.386	130
	12/31/2009	7.386	9.151	236
	12/31/2010	9.151	9.842	247
	12/31/2011	9.842	9.208	221
	12/31/2012	9.208	10.519	218
VISI 4 2.40%
	12/31/2007	N/A	11.586	0
	12/31/2008	11.586	7.218	20
	12/31/2009	7.218	8.916	48
	12/31/2010	8.916	9.560	49
	12/31/2011	9.560	8.918	46
	12/31/2012	8.918	10.157	43
VISI 5 2.25%
	12/31/2007	N/A	11.703	0
	12/31/2008	11.703	7.301	139
	12/31/2009	7.301	9.033	239
	12/31/2010	9.033	9.700	265
	12/31/2011	9.700	9.062	253
	12/31/2012	9.062	10.337	223
VISI 6 2.55%
	12/31/2007	N/A	11.471	0
	12/31/2008	11.471	7.135	4
	12/31/2009	7.135	8.801	32
	12/31/2010	8.801	9.422	29
	12/31/2011	9.422	8.776	32
	12/31/2012	8.776	9.981	30
VISI 7 2.20%
	12/31/2007	N/A	11.742	0
	12/31/2008	11.742	7.330	123
	12/31/2009	7.330	9.072	209
	12/31/2010	9.072	9.747	228
	12/31/2011	9.747	9.111	228
	12/31/2012	9.111	10.397	208
VISI 8 2.50%
	12/31/2007	N/A	11.509	0
	12/31/2008	11.509	7.163	37
	12/31/2009	7.163	8.839	61
	12/31/2010	8.839	9.468	50
	12/31/2011	9.468	8.823	52
	12/31/2012	8.823	10.039	50
VISI 9 2.35%
	12/31/2007	N/A	11.625	0
	12/31/2008	11.625	7.246	80
	12/31/2009	7.246	8.955	127
	12/31/2010	8.955	9.606	116
	12/31/2011	9.606	8.966	123
	12/31/2012	8.966	10.217	148
VISL 1 1.65%
	12/31/2007	N/A	12.181	31
	12/31/2008	12.181	7.646	38
	12/31/2009	7.646	9.516	16
	12/31/2010	9.516	10.280	144
	12/31/2011	10.280	9.661	138
	12/31/2012	9.661	11.087	122

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 10 2.90%
	12/31/2007	N/A	11.206	0
	12/31/2008	11.206	6.946	20
	12/31/2009	6.946	8.538	29
	12/31/2010	8.538	9.108	34
	12/31/2011	9.108	8.455	25
	12/31/2012	8.455	9.581	27
VISL 11 2.05%
	12/31/2008	N/A	7.414	16
	12/31/2009	7.414	9.191	46
	12/31/2010	9.191	9.889	41
	12/31/2011	9.889	9.258	49
	12/31/2012	9.258	10.581	48
VISL 13 3.05%
	12/31/2009	N/A	8.427	2
	12/31/2010	8.427	8.977	0
	12/31/2011	8.977	8.320	0
	12/31/2012	8.320	9.414	0
VISL 14 2.20%
	12/31/2009	N/A	9.072	28
	12/31/2010	9.072	9.747	57
	12/31/2011	9.747	9.111	60
	12/31/2012	9.111	10.397	56
VISL 2 1.95%
	12/31/2007	N/A	11.939	52
	12/31/2008	11.939	7.472	65
	12/31/2009	7.472	9.271	12
	12/31/2010	9.271	9.986	38
	12/31/2011	9.986	9.357	109
	12/31/2012	9.357	10.705	89
VISL 3 2.35%
	12/31/2007	N/A	11.625	0
	12/31/2008	11.625	7.246	52
	12/31/2009	7.246	8.955	98
	12/31/2010	8.955	9.606	90
	12/31/2011	9.606	8.966	86
	12/31/2012	8.966	10.217	95
VISL 4 2.65%
	12/31/2007	N/A	11.394	0
	12/31/2008	11.394	7.081	9
	12/31/2009	7.081	8.725	32
	12/31/2010	8.725	9.331	34
	12/31/2011	9.331	8.683	42
	12/31/2012	8.683	9.865	31
VISL 5 2.50%
	12/31/2007	N/A	11.509	0
	12/31/2008	11.509	7.163	35
	12/31/2009	7.163	8.839	87
	12/31/2010	8.839	9.468	51
	12/31/2011	9.468	8.823	58
	12/31/2012	8.823	10.039	54

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6 2.80%
	12/31/2007	N/A	11.281	0
	12/31/2008	11.281	7.000	2
	12/31/2009	7.000	8.612	23
	12/31/2010	8.612	9.197	22
	12/31/2011	9.197	8.545	20
	12/31/2012	8.545	9.693	19
VISL 7 2.45%
	12/31/2007	N/A	11.547	0
	12/31/2008	11.547	7.190	55
	12/31/2009	7.190	8.878	83
	12/31/2010	8.878	9.514	93
	12/31/2011	9.514	8.871	85
	12/31/2012	8.871	10.098	100
VISL 8 2.75%
	12/31/2007	N/A	11.318	0
	12/31/2008	11.318	7.026	6
	12/31/2009	7.026	8.649	27
	12/31/2010	8.649	9.242	24
	12/31/2011	9.242	8.591	18
	12/31/2012	8.591	9.750	16
VISL 9 2.60%
	12/31/2007	N/A	11.432	0
	12/31/2008	11.432	7.108	16
	12/31/2009	7.108	8.763	69
	12/31/2010	8.763	9.377	96
	12/31/2011	9.377	8.730	75
	12/31/2012	8.730	9.923	126
AZL Mid Cap Index Fund
VISB 1 1.70%
	12/31/2010	N/A	10.649	84
	12/31/2011	10.649	10.227	94
	12/31/2012	10.227	11.784	82
VISB 10 2.95%
	12/31/2010	N/A	10.560	5
	12/31/2011	10.560	10.016	5
	12/31/2012	10.016	11.397	5
VISB 11 2.10%
	12/31/2010	N/A	10.620	17
	12/31/2011	10.620	10.159	22
	12/31/2012	10.159	11.659	32
VISB 13 3.10%
	12/31/2010	N/A	10.549	0
	12/31/2011	10.549	9.990	0
	12/31/2012	9.990	11.351	0
VISB 14 2.25%
	12/31/2010	N/A	10.609	18
	12/31/2011	10.609	10.133	14
	12/31/2012	10.133	11.612	14
VISB 2 2.00%
	12/31/2010	N/A	10.627	11
	12/31/2011	10.627	10.176	21
	12/31/2012	10.176	11.690	18
VISB 3 2.40%
	12/31/2010	N/A	10.599	74
	12/31/2011	10.599	10.108	66
	12/31/2012	10.108	11.566	74

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4 2.70%
	12/31/2010	N/A	10.577	10
	12/31/2011	10.577	10.057	13
	12/31/2012	10.057	11.473	17
VISB 5 2.55%
	12/31/2010	N/A	10.588	97
	12/31/2011	10.588	10.083	93
	12/31/2012	10.083	11.519	96
VISB 6 2.85%
	12/31/2010	N/A	10.567	4
	12/31/2011	10.567	10.032	3
	12/31/2012	10.032	11.427	3
VISB 7 2.50%
	12/31/2010	N/A	10.592	94
	12/31/2011	10.592	10.091	97
	12/31/2012	10.091	11.535	86
VISB 8 2.80%
	12/31/2010	N/A	10.570	17
	12/31/2011	10.570	10.041	14
	12/31/2012	10.041	11.442	28
VISB 9 2.65%
	12/31/2010	N/A	10.581	48
	12/31/2011	10.581	10.066	38
	12/31/2012	10.066	11.489	49
VISC 1 2.45%
	12/31/2010	N/A	10.595	3
	12/31/2011	10.595	10.100	3
	12/31/2012	10.100	11.550	4
VISC 10 3.00%
	12/31/2010	N/A	10.556	0
	12/31/2011	10.556	10.007	0
	12/31/2012	10.007	11.381	2
VISC 11 2.30%
	12/31/2010	N/A	10.606	0
	12/31/2011	10.606	10.125	0
	12/31/2012	10.125	11.597	0
VISC 12 3.15%
	12/31/2010	N/A	10.545	0
	12/31/2011	10.545	9.982	0
	12/31/2012	9.982	11.336	0
VISC 13 1.75%
	12/31/2010	N/A	10.645	1
	12/31/2011	10.645	10.218	9
	12/31/2012	10.218	11.769	8
VISC 2 2.75%
	12/31/2010	N/A	10.574	0
	12/31/2011	10.574	10.049	0
	12/31/2012	10.049	11.458	0
VISC 3 2.60%
	12/31/2010	N/A	10.584	1
	12/31/2011	10.584	10.074	4
	12/31/2012	10.074	11.504	5
VISC 4 2.90%
	12/31/2010	N/A	10.563	0
	12/31/2011	10.563	10.024	0
	12/31/2012	10.024	11.412	0

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 5 2.15%
	12/31/2010	N/A	10.617	1
	12/31/2011	10.617	10.150	1
	12/31/2012	10.150	11.643	2
VISC 7 2.55%
	12/31/2010	N/A	10.588	5
	12/31/2011	10.588	10.083	4
	12/31/2012	10.083	11.519	2
VISC 8 2.85%
	12/31/2010	N/A	10.567	3
	12/31/2011	10.567	10.032	0
	12/31/2012	10.032	11.427	0
VISC 9 2.70%
	12/31/2010	N/A	10.577	8
	12/31/2011	10.577	10.057	6
	12/31/2012	10.057	11.473	5
VISI 10 2.65%
	12/31/2010	N/A	10.581	27
	12/31/2011	10.581	10.066	24
	12/31/2012	10.066	11.489	31
VISI 11 1.80%
	12/31/2010	N/A	10.642	378
	12/31/2011	10.642	10.210	296
	12/31/2012	10.210	11.753	276
VISI 13 1.95%
	12/31/2010	N/A	10.631	110
	12/31/2011	10.631	10.184	99
	12/31/2012	10.184	11.706	92
VISI 14 2.80%
	12/31/2010	N/A	10.570	0
	12/31/2011	10.570	10.041	0
	12/31/2012	10.041	11.442	0
VISI 2 1.70%
	12/31/2010	N/A	10.649	116
	12/31/2011	10.649	10.227	135
	12/31/2012	10.227	11.784	130
VISI 3 2.10%
	12/31/2010	N/A	10.620	168
	12/31/2011	10.620	10.159	152
	12/31/2012	10.159	11.659	169
VISI 4 2.40%
	12/31/2010	N/A	10.599	27
	12/31/2011	10.599	10.108	26
	12/31/2012	10.108	11.566	30
VISI 5 2.25%
	12/31/2010	N/A	10.609	126
	12/31/2011	10.609	10.133	116
	12/31/2012	10.133	11.612	120
VISI 6 2.55%
	12/31/2010	N/A	10.588	11
	12/31/2011	10.588	10.083	10
	12/31/2012	10.083	11.519	13
VISI 7 2.20%
	12/31/2010	N/A	10.613	222
	12/31/2011	10.613	10.142	214
	12/31/2012	10.142	11.628	242

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 8 2.50%
	12/31/2010	N/A	10.592	51
	12/31/2011	10.592	10.091	49
	12/31/2012	10.091	11.535	50
VISI 9 2.35%
	12/31/2010	N/A	10.602	224
	12/31/2011	10.602	10.117	258
	12/31/2012	10.117	11.581	277
VISL 1 1.65%
	12/31/2010	N/A	10.652	98
	12/31/2011	10.652	10.236	181
	12/31/2012	10.236	11.800	167
VISL 10 2.90%
	12/31/2010	N/A	10.563	16
	12/31/2011	10.563	10.024	16
	12/31/2012	10.024	11.412	22
VISL 11 2.05%
	12/31/2010	N/A	10.624	79
	12/31/2011	10.624	10.167	141
	12/31/2012	10.167	11.675	140
VISL 13 3.05%
	12/31/2010	N/A	10.552	0
	12/31/2011	10.552	9.999	0
	12/31/2012	9.999	11.366	0
VISL 14 2.20%
	12/31/2010	N/A	10.613	23
	12/31/2011	10.613	10.142	26
	12/31/2012	10.142	11.628	62
VISL 2 1.95%
	12/31/2010	N/A	10.631	17
	12/31/2011	10.631	10.184	41
	12/31/2012	10.184	11.706	41
VISL 3 2.35%
	12/31/2010	N/A	10.602	62
	12/31/2011	10.602	10.117	59
	12/31/2012	10.117	11.581	30
VISL 4 2.65%
	12/31/2010	N/A	10.581	18
	12/31/2011	10.581	10.066	18
	12/31/2012	10.066	11.489	19
VISL 5 2.50%
	12/31/2010	N/A	10.592	37
	12/31/2011	10.592	10.091	37
	12/31/2012	10.091	11.535	54
VISL 6 2.80%
	12/31/2010	N/A	10.570	5
	12/31/2011	10.570	10.041	5
	12/31/2012	10.041	11.442	7
VISL 7 2.45%
	12/31/2010	N/A	10.595	74
	12/31/2011	10.595	10.100	84
	12/31/2012	10.100	11.550	75
VISL 8 2.75%
	12/31/2010	N/A	10.574	24
	12/31/2011	10.574	10.049	24
	12/31/2012	10.049	11.458	23

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9 2.60%
	12/31/2010	N/A	10.584	90
	12/31/2011	10.584	10.074	97
	12/31/2012	10.074	11.504	90
AZL Money Market Fund
VISB 1 1.70%
	12/31/2007	N/A	10.864	616
	12/31/2008	10.864	10.941	789
	12/31/2009	10.941	10.780	648
	12/31/2010	10.780	10.599	1476
	12/31/2011	10.599	10.421	1201
	12/31/2012	10.421	10.245	1400
VISB 10 2.95%
	12/31/2007	N/A	9.840	0
	12/31/2008	9.840	9.786	642
	12/31/2009	9.786	9.522	243
	12/31/2010	9.522	9.246	131
	12/31/2011	9.246	8.978	322
	12/31/2012	8.978	8.716	183
VISB 11 2.10%
	12/31/2008	N/A	10.557	212
	12/31/2009	10.557	10.361	380
	12/31/2010	10.361	10.146	351
	12/31/2011	10.146	9.936	318
	12/31/2012	9.936	9.728	174
VISB 13 3.10%
	12/31/2009	N/A	9.382	135
	12/31/2010	9.382	9.096	193
	12/31/2011	9.096	8.819	225
	12/31/2012	8.819	8.549	197
VISB 14 2.25%
	12/31/2009	N/A	10.208	163
	12/31/2010	10.208	9.981	106
	12/31/2011	9.981	9.760	83
	12/31/2012	9.760	9.542	82
VISB 2 2.00%
	12/31/2007	N/A	10.609	768
	12/31/2008	10.609	10.652	957
	12/31/2009	10.652	10.464	388
	12/31/2010	10.464	10.258	869
	12/31/2011	10.258	10.055	464
	12/31/2012	10.055	9.855	301
VISB 3 2.40%
	12/31/2007	N/A	10.278	0
	12/31/2008	10.278	10.279	623
	12/31/2009	10.279	10.057	918
	12/31/2010	10.057	9.819	659
	12/31/2011	9.819	9.587	1885
	12/31/2012	9.587	9.358	532
VISB 4 2.70%
	12/31/2007	N/A	10.036	0
	12/31/2008	10.036	10.007	472
	12/31/2009	10.007	9.762	459
	12/31/2010	9.762	9.502	293
	12/31/2011	9.502	9.250	138
	12/31/2012	9.250	9.002	136

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 5 2.55%
	12/31/2007	N/A	10.156	0
	12/31/2008	10.156	10.142	416
	12/31/2009	10.142	9.908	394
	12/31/2010	9.908	9.659	495
	12/31/2011	9.659	9.417	462
	12/31/2012	9.417	9.179	334
VISB 6 2.85%
	12/31/2007	N/A	9.918	0
	12/31/2008	9.918	9.874	60
	12/31/2009	9.874	9.617	97
	12/31/2010	9.617	9.348	88
	12/31/2011	9.348	9.086	83
	12/31/2012	9.086	8.829	79
VISB 7 2.50%
	12/31/2007	N/A	10.197	0
	12/31/2008	10.197	10.187	938
	12/31/2009	10.187	9.957	567
	12/31/2010	9.957	9.712	496
	12/31/2011	9.712	9.473	560
	12/31/2012	9.473	9.238	476
VISB 8 2.80%
	12/31/2007	N/A	9.957	0
	12/31/2008	9.957	9.918	700
	12/31/2009	9.918	9.665	934
	12/31/2010	9.665	9.399	542
	12/31/2011	9.399	9.140	381
	12/31/2012	9.140	8.887	272
VISB 9 2.65%
	12/31/2007	N/A	10.076	0
	12/31/2008	10.076	10.052	824
	12/31/2009	10.052	9.810	840
	12/31/2010	9.810	9.554	1060
	12/31/2011	9.554	9.305	1121
	12/31/2012	9.305	9.061	879
VISC 1 2.45%
	12/31/2008	N/A	10.233	54
	12/31/2009	10.233	10.007	83
	12/31/2010	10.007	9.765	79
	12/31/2011	9.765	9.530	57
	12/31/2012	9.530	9.298	48
VISC 10 3.00%
	12/31/2008	N/A	9.743	72
	12/31/2009	9.743	9.475	179
	12/31/2010	9.475	9.196	202
	12/31/2011	9.196	8.925	172
	12/31/2012	8.925	8.660	180
VISC 11 2.30%
	12/31/2009	N/A	10.157	25
	12/31/2010	10.157	9.927	37
	12/31/2011	9.927	9.702	25
	12/31/2012	9.702	9.480	2
VISC 12 3.15%
	12/31/2009	N/A	9.335	28
	12/31/2010	9.335	9.046	15
	12/31/2011	9.046	8.767	9
	12/31/2012	8.767	8.494	24

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 13 1.75%
	12/31/2009	N/A	10.718	93
	12/31/2010	10.718	10.533	675
	12/31/2011	10.533	10.351	228
	12/31/2012	10.351	10.171	117
VISC 2 2.75%
	12/31/2008	N/A	9.962	0
	12/31/2009	9.962	9.713	0
	12/31/2010	9.713	9.451	0
	12/31/2011	9.451	9.195	0
	12/31/2012	9.195	8.944	0
VISC 3 2.60%
	12/31/2008	N/A	10.097	74
	12/31/2009	10.097	9.859	91
	12/31/2010	9.859	9.607	32
	12/31/2011	9.607	9.361	26
	12/31/2012	9.361	9.119	39
VISC 4 2.90%
	12/31/2008	N/A	9.830	9
	12/31/2009	9.830	9.570	0
	12/31/2010	9.570	9.297	0
	12/31/2011	9.297	9.032	0
	12/31/2012	9.032	8.773	0
VISC 5 2.15%
	12/31/2008	N/A	10.510	153
	12/31/2009	10.510	10.309	27
	12/31/2010	10.309	10.091	35
	12/31/2011	10.091	9.877	75
	12/31/2012	9.877	9.666	66
VISC 7 2.55%
	12/31/2008	N/A	10.142	173
	12/31/2009	10.142	9.908	78
	12/31/2010	9.908	9.659	85
	12/31/2011	9.659	9.417	86
	12/31/2012	9.417	9.179	82
VISC 8 2.85%
	12/31/2008	N/A	9.874	99
	12/31/2009	9.874	9.617	191
	12/31/2010	9.617	9.348	150
	12/31/2011	9.348	9.086	156
	12/31/2012	9.086	8.829	207
VISC 9 2.70%
	12/31/2008	N/A	10.007	158
	12/31/2009	10.007	9.762	170
	12/31/2010	9.762	9.502	201
	12/31/2011	9.502	9.250	191
	12/31/2012	9.250	9.002	227
VISI 10 2.65%
	12/31/2007	N/A	10.076	0
	12/31/2008	10.076	10.052	454
	12/31/2009	10.052	9.810	659
	12/31/2010	9.810	9.554	760
	12/31/2011	9.554	9.305	413
	12/31/2012	9.305	9.061	377

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 11 1.80%
	12/31/2008	N/A	10.844	1586
	12/31/2009	10.844	10.674	1140
	12/31/2010	10.674	10.484	793
	12/31/2011	10.484	10.298	785
	12/31/2012	10.298	10.113	796
VISI 13 1.95%
	12/31/2009	N/A	10.516	507
	12/31/2010	10.516	10.314	261
	12/31/2011	10.314	10.115	259
	12/31/2012	10.115	9.919	198
VISI 14 2.80%
	12/31/2009	N/A	9.665	100
	12/31/2010	9.665	9.399	70
	12/31/2011	9.399	9.140	68
	12/31/2012	9.140	8.887	60
VISI 2 1.70%
	12/31/2007	N/A	10.864	117
	12/31/2008	10.864	10.941	518
	12/31/2009	10.941	10.780	665
	12/31/2010	10.780	10.599	1422
	12/31/2011	10.599	10.421	792
	12/31/2012	10.421	10.245	1027
VISI 3 2.10%
	12/31/2007	N/A	10.525	0
	12/31/2008	10.525	10.557	881
	12/31/2009	10.557	10.361	1400
	12/31/2010	10.361	10.146	890
	12/31/2011	10.146	9.936	867
	12/31/2012	9.936	9.728	868
VISI 4 2.40%
	12/31/2007	N/A	10.278	0
	12/31/2008	10.278	10.279	167
	12/31/2009	10.279	10.057	186
	12/31/2010	10.057	9.819	138
	12/31/2011	9.819	9.587	128
	12/31/2012	9.587	9.358	173
VISI 5 2.25%
	12/31/2007	N/A	10.401	0
	12/31/2008	10.401	10.417	921
	12/31/2009	10.417	10.208	818
	12/31/2010	10.208	9.981	608
	12/31/2011	9.981	9.760	477
	12/31/2012	9.760	9.542	540
VISI 6 2.55%
	12/31/2007	N/A	10.156	0
	12/31/2008	10.156	10.142	75
	12/31/2009	10.142	9.908	77
	12/31/2010	9.908	9.659	55
	12/31/2011	9.659	9.417	57
	12/31/2012	9.417	9.179	55

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 7 2.20%
	12/31/2007	N/A	10.442	0
	12/31/2008	10.442	10.464	2075
	12/31/2009	10.464	10.258	1226
	12/31/2010	10.258	10.036	841
	12/31/2011	10.036	9.818	783
	12/31/2012	9.818	9.603	763
VISI 8 2.50%
	12/31/2007	N/A	10.197	0
	12/31/2008	10.197	10.187	515
	12/31/2009	10.187	9.957	1307
	12/31/2010	9.957	9.712	948
	12/31/2011	9.712	9.473	682
	12/31/2012	9.473	9.238	621
VISI 9 2.35%
	12/31/2007	N/A	10.318	0
	12/31/2008	10.318	10.325	2068
	12/31/2009	10.325	10.107	2022
	12/31/2010	10.107	9.873	2025
	12/31/2011	9.873	9.644	1532
	12/31/2012	9.644	9.419	2178
VISL 1 1.65%
	12/31/2007	N/A	10.907	877
	12/31/2008	10.907	10.990	650
	12/31/2009	10.990	10.834	1281
	12/31/2010	10.834	10.657	3566
	12/31/2011	10.657	10.484	1782
	12/31/2012	10.484	10.311	1333
VISL 10 2.90%
	12/31/2007	N/A	9.879	0
	12/31/2008	9.879	9.830	487
	12/31/2009	9.830	9.570	272
	12/31/2010	9.570	9.297	257
	12/31/2011	9.297	9.032	224
	12/31/2012	9.032	8.773	170
VISL 11 2.05%
	12/31/2008	N/A	10.605	945
	12/31/2009	10.605	10.412	466
	12/31/2010	10.412	10.202	548
	12/31/2011	10.202	9.995	506
	12/31/2012	9.995	9.791	478
VISL 13 3.05%
	12/31/2009	N/A	9.428	185
	12/31/2010	9.428	9.146	143
	12/31/2011	9.146	8.872	83
	12/31/2012	8.872	8.604	37
VISL 14 2.20%
	12/31/2009	N/A	10.258	141
	12/31/2010	10.258	10.036	129
	12/31/2011	10.036	9.818	86
	12/31/2012	9.818	9.603	96

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 2 1.95%
	12/31/2007	N/A	10.651	84
	12/31/2008	10.651	10.700	175
	12/31/2009	10.700	10.516	491
	12/31/2010	10.516	10.314	1014
	12/31/2011	10.314	10.115	595
	12/31/2012	10.115	9.919	703
VISL 3 2.35%
	12/31/2007	N/A	10.318	0
	12/31/2008	10.318	10.325	931
	12/31/2009	10.325	10.107	1064
	12/31/2010	10.107	9.873	746
	12/31/2011	9.873	9.644	618
	12/31/2012	9.644	9.419	652
VISL 4 2.65%
	12/31/2007	N/A	10.076	0
	12/31/2008	10.076	10.052	229
	12/31/2009	10.052	9.810	209
	12/31/2010	9.810	9.554	122
	12/31/2011	9.554	9.305	100
	12/31/2012	9.305	9.061	110
VISL 5 2.50%
	12/31/2007	N/A	10.197	0
	12/31/2008	10.197	10.187	296
	12/31/2009	10.187	9.957	638
	12/31/2010	9.957	9.712	481
	12/31/2011	9.712	9.473	366
	12/31/2012	9.473	9.238	253
VISL 6 2.80%
	12/31/2007	N/A	9.957	0
	12/31/2008	9.957	9.918	83
	12/31/2009	9.918	9.665	82
	12/31/2010	9.665	9.399	60
	12/31/2011	9.399	9.140	55
	12/31/2012	9.140	8.887	88
VISL 7 2.45%
	12/31/2007	N/A	10.237	0
	12/31/2008	10.237	10.233	1101
	12/31/2009	10.233	10.007	1050
	12/31/2010	10.007	9.765	783
	12/31/2011	9.765	9.530	572
	12/31/2012	9.530	9.298	401
VISL 8 2.75%
	12/31/2007	N/A	9.997	0
	12/31/2008	9.997	9.962	502
	12/31/2009	9.962	9.713	652
	12/31/2010	9.713	9.451	701
	12/31/2011	9.451	9.195	419
	12/31/2012	9.195	8.944	446
VISL 9 2.60%
	12/31/2007	N/A	10.116	0
	12/31/2008	10.116	10.097	1541
	12/31/2009	10.097	9.859	1745
	12/31/2010	9.859	9.607	1355
	12/31/2011	9.607	9.361	882
	12/31/2012	9.361	9.119	793

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Morgan Stanley Global Real Estate Fund
VISB 1 1.70%
	12/31/2007	N/A	10.797	183
	12/31/2008	10.797	5.750	276
	12/31/2009	5.750	7.925	71
	12/31/2010	7.925	9.417	72
	12/31/2011	9.417	8.338	81
	12/31/2012	8.338	10.644	67
VISB 10 2.95%
	12/31/2007	N/A	10.573	0
	12/31/2008	10.573	5.560	10
	12/31/2009	5.560	7.569	17
	12/31/2010	7.569	8.882	14
	12/31/2011	8.882	7.767	15
	12/31/2012	7.767	9.791	17
VISB 11 2.10%
	12/31/2008	N/A	5.689	12
	12/31/2009	5.689	7.809	101
	12/31/2010	7.809	9.242	92
	12/31/2011	9.242	8.151	95
	12/31/2012	8.151	10.363	81
VISB 13 3.10%
	12/31/2009	N/A	7.527	2
	12/31/2010	7.527	8.820	0
	12/31/2011	8.820	7.701	0
	12/31/2012	7.701	9.694	0
VISB 14 2.25%
	12/31/2009	N/A	7.766	15
	12/31/2010	7.766	9.177	13
	12/31/2011	9.177	8.082	13
	12/31/2012	8.082	10.260	11
VISB 2 2.00%
	12/31/2007	N/A	10.743	34
	12/31/2008	10.743	5.704	64
	12/31/2009	5.704	7.838	34
	12/31/2010	7.838	9.285	59
	12/31/2011	9.285	8.197	62
	12/31/2012	8.197	10.433	61
VISB 3 2.40%
	12/31/2007	N/A	10.671	0
	12/31/2008	10.671	5.643	62
	12/31/2009	5.643	7.723	198
	12/31/2010	7.723	9.113	173
	12/31/2011	9.113	8.013	193
	12/31/2012	8.013	10.158	160
VISB 4 2.70%
	12/31/2007	N/A	10.618	0
	12/31/2008	10.618	5.598	18
	12/31/2009	5.598	7.639	28
	12/31/2010	7.639	8.986	27
	12/31/2011	8.986	7.878	33
	12/31/2012	7.878	9.956	17

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 5 2.55%
	12/31/2007	N/A	10.645	0
	12/31/2008	10.645	5.620	20
	12/31/2009	5.620	7.681	124
	12/31/2010	7.681	9.049	122
	12/31/2011	9.049	7.945	131
	12/31/2012	7.945	10.056	112
VISB 6 2.85%
	12/31/2007	N/A	10.591	0
	12/31/2008	10.591	5.575	10
	12/31/2009	5.575	7.597	31
	12/31/2010	7.597	8.923	24
	12/31/2011	8.923	7.811	25
	12/31/2012	7.811	9.857	21
VISB 7 2.50%
	12/31/2007	N/A	10.653	0
	12/31/2008	10.653	5.628	66
	12/31/2009	5.628	7.695	99
	12/31/2010	7.695	9.071	121
	12/31/2011	9.071	7.968	128
	12/31/2012	7.968	10.090	127
VISB 8 2.80%
	12/31/2007	N/A	10.600	0
	12/31/2008	10.600	5.583	11
	12/31/2009	5.583	7.611	33
	12/31/2010	7.611	8.944	21
	12/31/2011	8.944	7.833	22
	12/31/2012	7.833	9.890	27
VISB 9 2.65%
	12/31/2007	N/A	10.627	0
	12/31/2008	10.627	5.605	102
	12/31/2009	5.605	7.653	110
	12/31/2010	7.653	9.007	117
	12/31/2011	9.007	7.900	123
	12/31/2012	7.900	9.989	103
VISC 1 2.45%
	12/31/2008	N/A	5.635	11
	12/31/2009	5.635	7.709	10
	12/31/2010	7.709	9.092	13
	12/31/2011	9.092	7.990	13
	12/31/2012	7.990	10.124	5
VISC 10 3.00%
	12/31/2008	N/A	5.554	1
	12/31/2009	5.554	7.555	1
	12/31/2010	7.555	8.862	3
	12/31/2011	8.862	7.746	6
	12/31/2012	7.746	9.759	1
VISC 11 2.30%
	12/31/2009	N/A	7.752	1
	12/31/2010	7.752	9.156	7
	12/31/2011	9.156	8.059	7
	12/31/2012	8.059	10.226	12

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 12 3.15%
	12/31/2009	N/A	7.514	0
	12/31/2010	7.514	8.799	0
	12/31/2011	8.799	7.679	0
	12/31/2012	7.679	9.661	0
VISC 13 1.75%
	12/31/2009	N/A	7.910	0
	12/31/2010	7.910	9.395	7
	12/31/2011	9.395	8.314	7
	12/31/2012	8.314	10.609	4
VISC 2 2.75%
	12/31/2008	N/A	5.590	0
	12/31/2009	5.590	7.625	0
	12/31/2010	7.625	8.965	0
	12/31/2011	8.965	7.856	0
	12/31/2012	7.856	9.923	0
VISC 3 2.60%
	12/31/2008	N/A	5.613	8
	12/31/2009	5.613	7.667	7
	12/31/2010	7.667	9.028	8
	12/31/2011	9.028	7.923	10
	12/31/2012	7.923	10.023	10
VISC 4 2.90%
	12/31/2008	N/A	5.568	0
	12/31/2009	5.568	7.583	0
	12/31/2010	7.583	8.902	0
	12/31/2011	8.902	7.789	0
	12/31/2012	7.789	9.824	0
VISC 5 2.15%
	12/31/2008	N/A	5.681	9
	12/31/2009	5.681	7.795	12
	12/31/2010	7.795	9.221	11
	12/31/2011	9.221	8.128	9
	12/31/2012	8.128	10.329	7
VISC 7 2.55%
	12/31/2008	N/A	5.620	4
	12/31/2009	5.620	7.681	10
	12/31/2010	7.681	9.049	3
	12/31/2011	9.049	7.945	3
	12/31/2012	7.945	10.056	5
VISC 8 2.85%
	12/31/2008	N/A	5.575	3
	12/31/2009	5.575	7.597	2
	12/31/2010	7.597	8.923	1
	12/31/2011	8.923	7.811	1
	12/31/2012	7.811	9.857	3
VISC 9 2.70%
	12/31/2008	N/A	5.598	14
	12/31/2009	5.598	7.639	20
	12/31/2010	7.639	8.986	18
	12/31/2011	8.986	7.878	13
	12/31/2012	7.878	9.956	11

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10 2.65%
	12/31/2007	N/A	10.627	0
	12/31/2008	10.627	5.605	40
	12/31/2009	5.605	7.653	51
	12/31/2010	7.653	9.007	52
	12/31/2011	9.007	7.900	56
	12/31/2012	7.900	9.989	50
VISI 11 1.80%
	12/31/2008	N/A	5.735	101
	12/31/2009	5.735	7.896	158
	12/31/2010	7.896	9.373	135
	12/31/2011	9.373	8.291	130
	12/31/2012	8.291	10.573	108
VISI 13 1.95%
	12/31/2009	N/A	7.852	69
	12/31/2010	7.852	9.307	59
	12/31/2011	9.307	8.221	56
	12/31/2012	8.221	10.468	44
VISI 14 2.80%
	12/31/2009	N/A	7.611	2
	12/31/2010	7.611	8.944	0
	12/31/2011	8.944	7.833	0
	12/31/2012	7.833	9.890	0
VISI 2 1.70%
	12/31/2007	N/A	10.797	40
	12/31/2008	10.797	5.750	61
	12/31/2009	5.750	7.925	29
	12/31/2010	7.925	9.417	95
	12/31/2011	9.417	8.338	125
	12/31/2012	8.338	10.644	109
VISI 3 2.10%
	12/31/2007	N/A	10.725	0
	12/31/2008	10.725	5.689	102
	12/31/2009	5.689	7.809	201
	12/31/2010	7.809	9.242	203
	12/31/2011	9.242	8.151	196
	12/31/2012	8.151	10.363	150
VISI 4 2.40%
	12/31/2007	N/A	10.671	0
	12/31/2008	10.671	5.643	25
	12/31/2009	5.643	7.723	46
	12/31/2010	7.723	9.113	44
	12/31/2011	9.113	8.013	41
	12/31/2012	8.013	10.158	35
VISI 5 2.25%
	12/31/2007	N/A	10.698	0
	12/31/2008	10.698	5.666	123
	12/31/2009	5.666	7.766	242
	12/31/2010	7.766	9.177	271
	12/31/2011	9.177	8.082	274
	12/31/2012	8.082	10.260	246

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6 2.55%
	12/31/2007	N/A	10.645	0
	12/31/2008	10.645	5.620	4
	12/31/2009	5.620	7.681	11
	12/31/2010	7.681	9.049	9
	12/31/2011	9.049	7.945	11
	12/31/2012	7.945	10.056	12
VISI 7 2.20%
	12/31/2007	N/A	10.707	0
	12/31/2008	10.707	5.673	172
	12/31/2009	5.673	7.781	249
	12/31/2010	7.781	9.199	246
	12/31/2011	9.199	8.105	230
	12/31/2012	8.105	10.294	205
VISI 8 2.50%
	12/31/2007	N/A	10.653	0
	12/31/2008	10.653	5.628	25
	12/31/2009	5.628	7.695	61
	12/31/2010	7.695	9.071	40
	12/31/2011	9.071	7.968	47
	12/31/2012	7.968	10.090	38
VISI 9 2.35%
	12/31/2007	N/A	10.680	0
	12/31/2008	10.680	5.651	211
	12/31/2009	5.651	7.738	297
	12/31/2010	7.738	9.135	297
	12/31/2011	9.135	8.036	287
	12/31/2012	8.036	10.192	238
VISL 1 1.65%
	12/31/2007	N/A	10.806	124
	12/31/2008	10.806	5.758	172
	12/31/2009	5.758	7.940	33
	12/31/2010	7.940	9.439	87
	12/31/2011	9.439	8.362	124
	12/31/2012	8.362	10.680	106
VISL 10 2.90%
	12/31/2007	N/A	10.582	0
	12/31/2008	10.582	5.568	22
	12/31/2009	5.568	7.583	36
	12/31/2010	7.583	8.902	40
	12/31/2011	8.902	7.789	43
	12/31/2012	7.789	9.824	37
VISL 11 2.05%
	12/31/2008	N/A	5.696	14
	12/31/2009	5.696	7.824	36
	12/31/2010	7.824	9.264	53
	12/31/2011	9.264	8.174	56
	12/31/2012	8.174	10.398	38
VISL 13 3.05%
	12/31/2009	N/A	7.541	2
	12/31/2010	7.541	8.840	0
	12/31/2011	8.840	7.723	0
	12/31/2012	7.723	9.726	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 14 2.20%
	12/31/2009	N/A	7.781	14
	12/31/2010	7.781	9.199	14
	12/31/2011	9.199	8.105	17
	12/31/2012	8.105	10.294	15
VISL 2 1.95%
	12/31/2007	N/A	10.752	21
	12/31/2008	10.752	5.711	35
	12/31/2009	5.711	7.852	14
	12/31/2010	7.852	9.307	30
	12/31/2011	9.307	8.221	45
	12/31/2012	8.221	10.468	34
VISL 3 2.35%
	12/31/2007	N/A	10.680	0
	12/31/2008	10.680	5.651	39
	12/31/2009	5.651	7.738	104
	12/31/2010	7.738	9.135	97
	12/31/2011	9.135	8.036	104
	12/31/2012	8.036	10.192	85
VISL 4 2.65%
	12/31/2007	N/A	10.627	0
	12/31/2008	10.627	5.605	14
	12/31/2009	5.605	7.653	33
	12/31/2010	7.653	9.007	41
	12/31/2011	9.007	7.900	49
	12/31/2012	7.900	9.989	36
VISL 5 2.50%
	12/31/2007	N/A	10.653	0
	12/31/2008	10.653	5.628	44
	12/31/2009	5.628	7.695	118
	12/31/2010	7.695	9.071	98
	12/31/2011	9.071	7.968	108
	12/31/2012	7.968	10.090	114
VISL 6 2.80%
	12/31/2007	N/A	10.600	0
	12/31/2008	10.600	5.583	0
	12/31/2009	5.583	7.611	5
	12/31/2010	7.611	8.944	9
	12/31/2011	8.944	7.833	9
	12/31/2012	7.833	9.890	7
VISL 7 2.45%
	12/31/2007	N/A	10.662	0
	12/31/2008	10.662	5.635	66
	12/31/2009	5.635	7.709	111
	12/31/2010	7.709	9.092	95
	12/31/2011	9.092	7.990	98
	12/31/2012	7.990	10.124	83
VISL 8 2.75%
	12/31/2007	N/A	10.609	0
	12/31/2008	10.609	5.590	25
	12/31/2009	5.590	7.625	46
	12/31/2010	7.625	8.965	38
	12/31/2011	8.965	7.856	37
	12/31/2012	7.856	9.923	32

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9 2.60%
	12/31/2007	N/A	10.636	0
	12/31/2008	10.636	5.613	82
	12/31/2009	5.613	7.667	109
	12/31/2010	7.667	9.028	118
	12/31/2011	9.028	7.923	111
	12/31/2012	7.923	10.023	101
AZL Morgan Stanley Mid Cap Growth fund
VISB 1 1.70%
	12/31/2007	N/A	15.872	220
	12/31/2008	15.872	8.033	310
	12/31/2009	8.033	12.451	100
	12/31/2010	12.451	16.220	130
	12/31/2011	16.220	14.900	157
	12/31/2012	14.900	15.872	155
VISB 10 2.95%
	12/31/2007	N/A	14.601	0
	12/31/2008	14.601	7.298	18
	12/31/2009	7.298	11.171	93
	12/31/2010	11.171	14.372	113
	12/31/2011	14.372	13.039	69
	12/31/2012	13.039	13.716	68
VISB 11 2.10%
	12/31/2008	N/A	7.790	35
	12/31/2009	7.790	12.027	80
	12/31/2010	12.027	15.604	126
	12/31/2011	15.604	14.277	136
	12/31/2012	14.277	15.148	154
VISB 13 3.10%
	12/31/2009	N/A	11.027	1
	12/31/2010	11.027	14.165	0
	12/31/2011	14.165	12.832	0
	12/31/2012	12.832	13.478	0
VISB 14 2.25%
	12/31/2009	N/A	11.871	53
	12/31/2010	11.871	15.379	64
	12/31/2011	15.379	14.050	61
	12/31/2012	14.050	14.884	72
VISB 2 2.00%
	12/31/2007	N/A	15.557	92
	12/31/2008	15.557	7.850	80
	12/31/2009	7.850	12.131	134
	12/31/2010	12.131	15.756	80
	12/31/2011	15.756	14.430	87
	12/31/2012	14.430	15.326	92
VISB 3 2.40%
	12/31/2007	N/A	15.147	0
	12/31/2008	15.147	7.613	171
	12/31/2009	7.613	11.718	306
	12/31/2010	11.718	15.158	285
	12/31/2011	15.158	13.827	281
	12/31/2012	13.827	14.626	266

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4 2.70%
	12/31/2007	N/A	14.847	0
	12/31/2008	14.847	7.439	36
	12/31/2009	7.439	11.416	92
	12/31/2010	11.416	14.724	81
	12/31/2011	14.724	13.391	90
	12/31/2012	13.391	14.122	84
VISB 5 2.55%
	12/31/2007	N/A	14.996	0
	12/31/2008	14.996	7.525	74
	12/31/2009	7.525	11.566	154
	12/31/2010	11.566	14.939	158
	12/31/2011	14.939	13.608	163
	12/31/2012	13.608	14.372	172
VISB 6 2.85%
	12/31/2007	N/A	14.699	0
	12/31/2008	14.699	7.354	24
	12/31/2009	7.354	11.269	24
	12/31/2010	11.269	14.512	24
	12/31/2011	14.512	13.179	20
	12/31/2012	13.179	13.877	21
VISB 7 2.50%
	12/31/2007	N/A	15.046	0
	12/31/2008	15.046	7.554	172
	12/31/2009	7.554	11.616	229
	12/31/2010	11.616	15.012	242
	12/31/2011	15.012	13.680	228
	12/31/2012	13.680	14.456	249
VISB 8 2.80%
	12/31/2007	N/A	14.748	0
	12/31/2008	14.748	7.382	49
	12/31/2009	7.382	11.318	120
	12/31/2010	11.318	14.582	164
	12/31/2011	14.582	13.249	144
	12/31/2012	13.249	13.958	110
VISB 9 2.65%
	12/31/2007	N/A	14.897	0
	12/31/2008	14.897	7.468	97
	12/31/2009	7.468	11.466	235
	12/31/2010	11.466	14.795	215
	12/31/2011	14.795	13.463	176
	12/31/2012	13.463	14.205	181
VISC 1 2.45%
	12/31/2008	N/A	7.583	27
	12/31/2009	7.583	11.667	15
	12/31/2010	11.667	15.084	21
	12/31/2011	15.084	13.754	15
	12/31/2012	13.754	14.541	14
VISC 10 3.00%
	12/31/2008	N/A	7.270	1
	12/31/2009	7.270	11.123	2
	12/31/2010	11.123	14.303	7
	12/31/2011	14.303	12.969	1
	12/31/2012	12.969	13.636	0

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 11 2.30%
	12/31/2009	N/A	11.820	8
	12/31/2010	11.820	15.305	7
	12/31/2011	15.305	13.976	7
	12/31/2012	13.976	14.798	0
VISC 12 3.15%
	12/31/2009	N/A	10.979	2
	12/31/2010	10.979	14.096	0
	12/31/2011	14.096	12.763	0
	12/31/2012	12.763	13.399	0
VISC 13 1.75%
	12/31/2009	N/A	12.388	0
	12/31/2010	12.388	16.129	8
	12/31/2011	16.129	14.809	12
	12/31/2012	14.809	15.767	6
VISC 2 2.75%
	12/31/2008	N/A	7.411	0
	12/31/2009	7.411	11.367	0
	12/31/2010	11.367	14.653	0
	12/31/2011	14.653	13.320	0
	12/31/2012	13.320	14.040	0
VISC 3 2.60%
	12/31/2008	N/A	7.497	41
	12/31/2009	7.497	11.516	2
	12/31/2010	11.516	14.867	33
	12/31/2011	14.867	13.535	24
	12/31/2012	13.535	14.288	26
VISC 4 2.90%
	12/31/2008	N/A	7.326	0
	12/31/2009	7.326	11.220	0
	12/31/2010	11.220	14.442	0
	12/31/2011	14.442	13.109	0
	12/31/2012	13.109	13.796	0
VISC 5 2.15%
	12/31/2008	N/A	7.760	3
	12/31/2009	7.760	11.975	3
	12/31/2010	11.975	15.529	14
	12/31/2011	15.529	14.201	17
	12/31/2012	14.201	15.059	15
VISC 7 2.55%
	12/31/2008	N/A	7.525	5
	12/31/2009	7.525	11.566	20
	12/31/2010	11.566	14.939	10
	12/31/2011	14.939	13.608	4
	12/31/2012	13.608	14.372	3
VISC 8 2.85%
	12/31/2008	N/A	7.354	2
	12/31/2009	7.354	11.269	0
	12/31/2010	11.269	14.512	1
	12/31/2011	14.512	13.179	0
	12/31/2012	13.179	13.877	1
VISC 9 2.70%
	12/31/2008	N/A	7.439	11
	12/31/2009	7.439	11.416	13
	12/31/2010	11.416	14.724	11
	12/31/2011	14.724	13.391	6
	12/31/2012	13.391	14.122	5

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10 2.65%
	12/31/2007	N/A	14.897	0
	12/31/2008	14.897	7.468	30
	12/31/2009	7.468	11.466	63
	12/31/2010	11.466	14.795	63
	12/31/2011	14.795	13.463	59
	12/31/2012	13.463	14.205	57
VISI 11 1.80%
	12/31/2008	N/A	7.971	175
	12/31/2009	7.971	12.344	348
	12/31/2010	12.344	16.064	371
	12/31/2011	16.064	14.742	404
	12/31/2012	14.742	15.688	378
VISI 13 1.95%
	12/31/2009	N/A	12.184	125
	12/31/2010	12.184	15.832	133
	12/31/2011	15.832	14.508	122
	12/31/2012	14.508	15.415	130
VISI 14 2.80%
	12/31/2009	N/A	11.318	0
	12/31/2010	11.318	14.582	0
	12/31/2011	14.582	13.249	0
	12/31/2012	13.249	13.958	0
VISI 2 1.70%
	12/31/2007	N/A	15.872	61
	12/31/2008	15.872	8.033	94
	12/31/2009	8.033	12.451	30
	12/31/2010	12.451	16.220	120
	12/31/2011	16.220	14.900	134
	12/31/2012	14.900	15.872	126
VISI 3 2.10%
	12/31/2007	N/A	15.454	0
	12/31/2008	15.454	7.790	294
	12/31/2009	7.790	12.027	421
	12/31/2010	12.027	15.604	436
	12/31/2011	15.604	14.277	396
	12/31/2012	14.277	15.148	409
VISI 4 2.40%
	12/31/2007	N/A	15.147	0
	12/31/2008	15.147	7.613	27
	12/31/2009	7.613	11.718	62
	12/31/2010	11.718	15.158	64
	12/31/2011	15.158	13.827	52
	12/31/2012	13.827	14.626	45
VISI 5 2.25%
	12/31/2007	N/A	15.300	0
	12/31/2008	15.300	7.701	203
	12/31/2009	7.701	11.871	390
	12/31/2010	11.871	15.379	355
	12/31/2011	15.379	14.050	337
	12/31/2012	14.050	14.884	332

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6 2.55%
	12/31/2007	N/A	14.996	0
	12/31/2008	14.996	7.525	10
	12/31/2009	7.525	11.566	55
	12/31/2010	11.566	14.939	56
	12/31/2011	14.939	13.608	51
	12/31/2012	13.608	14.372	53
VISI 7 2.20%
	12/31/2007	N/A	15.351	0
	12/31/2008	15.351	7.730	307
	12/31/2009	7.730	11.923	437
	12/31/2010	11.923	15.454	458
	12/31/2011	15.454	14.126	413
	12/31/2012	14.126	14.972	396
VISI 8 2.50%
	12/31/2007	N/A	15.046	0
	12/31/2008	15.046	7.554	75
	12/31/2009	7.554	11.616	135
	12/31/2010	11.616	15.012	105
	12/31/2011	15.012	13.680	101
	12/31/2012	13.680	14.456	92
VISI 9 2.35%
	12/31/2007	N/A	15.198	0
	12/31/2008	15.198	7.642	290
	12/31/2009	7.642	11.769	496
	12/31/2010	11.769	15.231	515
	12/31/2011	15.231	13.901	477
	12/31/2012	13.901	14.712	451
VISL 1 1.65%
	12/31/2007	N/A	15.925	117
	12/31/2008	15.925	8.064	222
	12/31/2009	8.064	12.506	77
	12/31/2010	12.506	16.299	165
	12/31/2011	16.299	14.980	264
	12/31/2012	14.980	15.965	246
VISL 10 2.90%
	12/31/2007	N/A	14.650	0
	12/31/2008	14.650	7.326	26
	12/31/2009	7.326	11.220	61
	12/31/2010	11.220	14.442	54
	12/31/2011	14.442	13.109	51
	12/31/2012	13.109	13.796	50
VISL 11 2.05%
	12/31/2008	N/A	7.820	47
	12/31/2009	7.820	12.079	97
	12/31/2010	12.079	15.680	113
	12/31/2011	15.680	14.354	123
	12/31/2012	14.354	15.236	134
VISL 13 3.05%
	12/31/2009	N/A	11.075	7
	12/31/2010	11.075	14.233	0
	12/31/2011	14.233	12.900	0
	12/31/2012	12.900	13.557	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 14 2.20%
	12/31/2009	N/A	11.923	37
	12/31/2010	11.923	15.454	37
	12/31/2011	15.454	14.126	50
	12/31/2012	14.126	14.972	51
VISL 2 1.95%
	12/31/2007	N/A	15.609	69
	12/31/2008	15.609	7.880	54
	12/31/2009	7.880	12.184	25
	12/31/2010	12.184	15.832	58
	12/31/2011	15.832	14.508	66
	12/31/2012	14.508	15.415	66
VISL 3 2.35%
	12/31/2007	N/A	15.198	0
	12/31/2008	15.198	7.642	86
	12/31/2009	7.642	11.769	150
	12/31/2010	11.769	15.231	150
	12/31/2011	15.231	13.901	153
	12/31/2012	13.901	14.712	147
VISL 4 2.65%
	12/31/2007	N/A	14.897	0
	12/31/2008	14.897	7.468	37
	12/31/2009	7.468	11.466	68
	12/31/2010	11.466	14.795	75
	12/31/2011	14.795	13.463	82
	12/31/2012	13.463	14.205	70
VISL 5 2.50%
	12/31/2007	N/A	15.046	0
	12/31/2008	15.046	7.554	99
	12/31/2009	7.554	11.616	121
	12/31/2010	11.616	15.012	148
	12/31/2011	15.012	13.680	142
	12/31/2012	13.680	14.456	153
VISL 6 2.80%
	12/31/2007	N/A	14.748	0
	12/31/2008	14.748	7.382	5
	12/31/2009	7.382	11.318	25
	12/31/2010	11.318	14.582	33
	12/31/2011	14.582	13.249	25
	12/31/2012	13.249	13.958	17
VISL 7 2.45%
	12/31/2007	N/A	15.097	0
	12/31/2008	15.097	7.583	133
	12/31/2009	7.583	11.667	164
	12/31/2010	11.667	15.084	154
	12/31/2011	15.084	13.754	145
	12/31/2012	13.754	14.541	143
VISL 8 2.75%
	12/31/2007	N/A	14.797	0
	12/31/2008	14.797	7.411	44
	12/31/2009	7.411	11.367	82
	12/31/2010	11.367	14.653	63
	12/31/2011	14.653	13.320	65
	12/31/2012	13.320	14.040	64

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9 2.60%
	12/31/2007	N/A	14.946	0
	12/31/2008	14.946	7.497	154
	12/31/2009	7.497	11.516	185
	12/31/2010	11.516	14.867	197
	12/31/2011	14.867	13.535	165
	12/31/2012	13.535	14.288	170
AZL MVP Balanced Index Strategy Fund
VISB 1 1.70%
	12/31/2012	N/A	10.671	0
VISB 2 2.00%
	12/31/2012	N/A	10.640	0
VISC 13 1.75%
	12/31/2012	N/A	10.666	0
VISI 2 1.70%
	12/31/2012	N/A	10.671	0
VISL 1 1.65%
	12/31/2012	N/A	10.676	0
VISL 2 1.95%
	12/31/2012	N/A	10.645	0
AZL MVP BlackRock Global Allocation Fund
VISB 1 1.70%
	12/31/2012	N/A	10.495	4
VISB 2 2.00%
	12/31/2012	N/A	10.465	2
VISC 13 1.75%
	12/31/2012	N/A	10.490	8
VISI 2 1.70%
	12/31/2012	N/A	10.495	1
VISL 1 1.65%
	12/31/2012	N/A	10.501	5
VISL 2 1.95%
	12/31/2012	N/A	10.470	0
AZL MVP Franklin Templeton Founding Strategy Plus Fund
VISB 1 1.70%
	12/31/2012	N/A	10.565	2
VISB 2 2.00%
	12/31/2012	N/A	10.543	0
VISC 13 1.75%
	12/31/2012	N/A	10.561	0
VISI 2 1.70%
	12/31/2012	N/A	10.565	3
VISL 1 1.65%
	12/31/2012	N/A	10.568	0
VISL 2 1.95%
	12/31/2012	N/A	10.547	0
AZL MVP Fusion Balanced Fund
VISB 1 1.70%
	12/31/2007	N/A	12.025	322
	12/31/2008	12.025	8.577	517
	12/31/2009	8.577	10.685	666
	12/31/2010	10.685	11.668	2973
	12/31/2011	11.668	11.368	3479
	12/31/2012	11.368	12.449	3153

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 10 2.95%
	12/31/2007	N/A	11.629	0
	12/31/2008	11.629	8.192	39
	12/31/2009	8.192	10.078	323
	12/31/2010	10.078	10.869	365
	12/31/2011	10.869	10.458	268
	12/31/2012	10.458	11.309	207
VISB 11 2.10%
	12/31/2008	N/A	8.452	264
	12/31/2009	8.452	10.487	700
	12/31/2010	10.487	11.406	973
	12/31/2011	11.406	11.069	1272
	12/31/2012	11.069	12.072	1276
VISB 13 3.10%
	12/31/2009	N/A	10.008	29
	12/31/2010	10.008	10.777	39
	12/31/2011	10.777	10.354	24
	12/31/2012	10.354	11.180	28
VISB 14 2.25%
	12/31/2009	N/A	10.414	112
	12/31/2010	10.414	11.309	159
	12/31/2011	11.309	10.958	171
	12/31/2012	10.958	11.934	203
VISB 2 2.00%
	12/31/2007	N/A	11.929	87
	12/31/2008	11.929	8.483	109
	12/31/2009	8.483	10.536	329
	12/31/2010	10.536	11.471	723
	12/31/2011	11.471	11.143	792
	12/31/2012	11.143	12.165	737
VISB 3 2.40%
	12/31/2007	N/A	11.802	0
	12/31/2008	11.802	8.359	391
	12/31/2009	8.359	10.341	645
	12/31/2010	10.341	11.213	747
	12/31/2011	11.213	10.849	672
	12/31/2012	10.849	11.797	569
VISB 4 2.70%
	12/31/2007	N/A	11.707	0
	12/31/2008	11.707	8.267	76
	12/31/2009	8.267	10.197	147
	12/31/2010	10.197	11.024	151
	12/31/2011	11.024	10.634	118
	12/31/2012	10.634	11.529	84
VISB 5 2.55%
	12/31/2007	N/A	11.754	0
	12/31/2008	11.754	8.313	79
	12/31/2009	8.313	10.269	239
	12/31/2010	10.269	11.118	348
	12/31/2011	11.118	10.741	350
	12/31/2012	10.741	11.662	338

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 6 2.85%
	12/31/2007	N/A	11.660	0
	12/31/2008	11.660	8.222	14
	12/31/2009	8.222	10.125	59
	12/31/2010	10.125	10.930	56
	12/31/2011	10.930	10.528	61
	12/31/2012	10.528	11.397	55
VISB 7 2.50%
	12/31/2007	N/A	11.770	0
	12/31/2008	11.770	8.328	473
	12/31/2009	8.328	10.293	662
	12/31/2010	10.293	11.150	583
	12/31/2011	11.150	10.777	608
	12/31/2012	10.777	11.707	596
VISB 8 2.80%
	12/31/2007	N/A	11.676	0
	12/31/2008	11.676	8.237	48
	12/31/2009	8.237	10.149	425
	12/31/2010	10.149	10.961	581
	12/31/2011	10.961	10.563	563
	12/31/2012	10.563	11.440	702
VISB 9 2.65%
	12/31/2007	N/A	11.723	0
	12/31/2008	11.723	8.283	433
	12/31/2009	8.283	10.221	1105
	12/31/2010	10.221	11.055	1148
	12/31/2011	11.055	10.670	1062
	12/31/2012	10.670	11.573	1094
VISC 1 2.45%
	12/31/2008	N/A	8.344	18
	12/31/2009	8.344	10.317	30
	12/31/2010	10.317	11.181	29
	12/31/2011	11.181	10.813	37
	12/31/2012	10.813	11.752	35
VISC 10 3.00%
	12/31/2008	N/A	8.177	10
	12/31/2009	8.177	10.056	26
	12/31/2010	10.056	10.839	26
	12/31/2011	10.839	10.424	26
	12/31/2012	10.424	11.267	27
VISC 11 2.30%
	12/31/2009	N/A	10.389	9
	12/31/2010	10.389	11.277	10
	12/31/2011	11.277	10.922	10
	12/31/2012	10.922	11.888	9
VISC 12 3.15%
	12/31/2009	N/A	9.985	0
	12/31/2010	9.985	10.746	9
	12/31/2011	10.746	10.320	6
	12/31/2012	10.320	11.137	2
VISC 13 1.75%
	12/31/2009	N/A	10.660	26
	12/31/2010	10.660	11.635	309
	12/31/2011	11.635	11.330	351
	12/31/2012	11.330	12.401	327

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 2 2.75%
	12/31/2008	N/A	8.252	3
	12/31/2009	8.252	10.173	3
	12/31/2010	10.173	10.993	5
	12/31/2011	10.993	10.599	5
	12/31/2012	10.599	11.484	5
VISC 3 2.60%
	12/31/2008	N/A	8.298	3
	12/31/2009	8.298	10.245	8
	12/31/2010	10.245	11.087	9
	12/31/2011	11.087	10.705	12
	12/31/2012	10.705	11.617	12
VISC 4 2.90%
	12/31/2008	N/A	8.207	0
	12/31/2009	8.207	10.102	0
	12/31/2010	10.102	10.899	0
	12/31/2011	10.899	10.493	0
	12/31/2012	10.493	11.353	0
VISC 5 2.15%
	12/31/2008	N/A	8.437	81
	12/31/2009	8.437	10.463	120
	12/31/2010	10.463	11.374	215
	12/31/2011	11.374	11.032	246
	12/31/2012	11.032	12.026	244
VISC 7 2.55%
	12/31/2008	N/A	8.313	26
	12/31/2009	8.313	10.269	67
	12/31/2010	10.269	11.118	66
	12/31/2011	11.118	10.741	60
	12/31/2012	10.741	11.662	49
VISC 8 2.85%
	12/31/2008	N/A	8.222	7
	12/31/2009	8.222	10.125	72
	12/31/2010	10.125	10.930	76
	12/31/2011	10.930	10.528	71
	12/31/2012	10.528	11.397	65
VISC 9 2.70%
	12/31/2008	N/A	8.267	33
	12/31/2009	8.267	10.197	185
	12/31/2010	10.197	11.024	175
	12/31/2011	11.024	10.634	176
	12/31/2012	10.634	11.529	171
VISI 10 2.65%
	12/31/2007	N/A	11.723	0
	12/31/2008	11.723	8.283	72
	12/31/2009	8.283	10.221	403
	12/31/2010	10.221	11.055	376
	12/31/2011	11.055	10.670	344
	12/31/2012	10.670	11.573	354
VISI 11 1.80%
	12/31/2008	N/A	8.546	1350
	12/31/2009	8.546	10.635	2498
	12/31/2010	10.635	11.602	2833
	12/31/2011	11.602	11.293	2890
	12/31/2012	11.293	12.354	2854

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 13 1.95%
	12/31/2009	N/A	10.561	1047
	12/31/2010	10.561	11.503	1106
	12/31/2011	11.503	11.180	1242
	12/31/2012	11.180	12.212	1273
VISI 14 2.80%
	12/31/2009	N/A	10.149	135
	12/31/2010	10.149	10.961	134
	12/31/2011	10.961	10.563	118
	12/31/2012	10.563	11.440	95
VISI 2 1.70%
	12/31/2007	N/A	12.025	78
	12/31/2008	12.025	8.577	203
	12/31/2009	8.577	10.685	552
	12/31/2010	10.685	11.668	1755
	12/31/2011	11.668	11.368	2046
	12/31/2012	11.368	12.449	2014
VISI 3 2.10%
	12/31/2007	N/A	11.897	0
	12/31/2008	11.897	8.452	809
	12/31/2009	8.452	10.487	1517
	12/31/2010	10.487	11.406	1626
	12/31/2011	11.406	11.069	1595
	12/31/2012	11.069	12.072	1411
VISI 4 2.40%
	12/31/2007	N/A	11.802	0
	12/31/2008	11.802	8.359	146
	12/31/2009	8.359	10.341	246
	12/31/2010	10.341	11.213	241
	12/31/2011	11.213	10.849	256
	12/31/2012	10.849	11.797	241
VISI 5 2.25%
	12/31/2007	N/A	11.849	0
	12/31/2008	11.849	8.405	443
	12/31/2009	8.405	10.414	1030
	12/31/2010	10.414	11.309	945
	12/31/2011	11.309	10.958	936
	12/31/2012	10.958	11.934	911
VISI 6 2.55%
	12/31/2007	N/A	11.754	0
	12/31/2008	11.754	8.313	2
	12/31/2009	8.313	10.269	44
	12/31/2010	10.269	11.118	49
	12/31/2011	11.118	10.741	53
	12/31/2012	10.741	11.662	58
VISI 7 2.20%
	12/31/2007	N/A	11.865	0
	12/31/2008	11.865	8.421	706
	12/31/2009	8.421	10.438	1254
	12/31/2010	10.438	11.341	1173
	12/31/2011	11.341	10.995	1064
	12/31/2012	10.995	11.980	1011

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 8 2.50%
	12/31/2007	N/A	11.770	0
	12/31/2008	11.770	8.328	341
	12/31/2009	8.328	10.293	1882
	12/31/2010	10.293	11.150	2043
	12/31/2011	11.150	10.777	1972
	12/31/2012	10.777	11.707	1921
VISI 9 2.35%
	12/31/2007	N/A	11.817	0
	12/31/2008	11.817	8.374	740
	12/31/2009	8.374	10.365	2779
	12/31/2010	10.365	11.245	2801
	12/31/2011	11.245	10.886	2847
	12/31/2012	10.886	11.843	2701
VISL 1 1.65%
	12/31/2007	N/A	12.041	87
	12/31/2008	12.041	8.593	127
	12/31/2009	8.593	10.710	491
	12/31/2010	10.710	11.701	3397
	12/31/2011	11.701	11.406	4374
	12/31/2012	11.406	12.497	4210
VISL 10 2.90%
	12/31/2007	N/A	11.645	0
	12/31/2008	11.645	8.207	28
	12/31/2009	8.207	10.102	302
	12/31/2010	10.102	10.899	277
	12/31/2011	10.899	10.493	271
	12/31/2012	10.493	11.353	288
VISL 11 2.05%
	12/31/2008	N/A	8.468	598
	12/31/2009	8.468	10.512	1247
	12/31/2010	10.512	11.439	1389
	12/31/2011	11.439	11.106	1475
	12/31/2012	11.106	12.119	1478
VISL 13 3.05%
	12/31/2009	N/A	10.031	155
	12/31/2010	10.031	10.807	198
	12/31/2011	10.807	10.389	201
	12/31/2012	10.389	11.223	194
VISL 14 2.20%
	12/31/2009	N/A	10.438	571
	12/31/2010	10.438	11.341	608
	12/31/2011	11.341	10.995	578
	12/31/2012	10.995	11.980	563
VISL 2 1.95%
	12/31/2007	N/A	11.944	41
	12/31/2008	11.944	8.499	108
	12/31/2009	8.499	10.561	313
	12/31/2010	10.561	11.503	1047
	12/31/2011	11.503	11.180	1200
	12/31/2012	11.180	12.212	1198

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 3 2.35%
	12/31/2007	N/A	11.817	0
	12/31/2008	11.817	8.374	313
	12/31/2009	8.374	10.365	618
	12/31/2010	10.365	11.245	716
	12/31/2011	11.245	10.886	741
	12/31/2012	10.886	11.843	744
VISL 4 2.65%
	12/31/2007	N/A	11.723	0
	12/31/2008	11.723	8.283	109
	12/31/2009	8.283	10.221	112
	12/31/2010	10.221	11.055	110
	12/31/2011	11.055	10.670	112
	12/31/2012	10.670	11.573	114
VISL 5 2.50%
	12/31/2007	N/A	11.770	0
	12/31/2008	11.770	8.328	294
	12/31/2009	8.328	10.293	507
	12/31/2010	10.293	11.150	359
	12/31/2011	11.150	10.777	351
	12/31/2012	10.777	11.707	286
VISL 6 2.80%
	12/31/2007	N/A	11.676	0
	12/31/2008	11.676	8.237	41
	12/31/2009	8.237	10.149	56
	12/31/2010	10.149	10.961	62
	12/31/2011	10.961	10.563	45
	12/31/2012	10.563	11.440	44
VISL 7 2.45%
	12/31/2007	N/A	11.786	0
	12/31/2008	11.786	8.344	526
	12/31/2009	8.344	10.317	662
	12/31/2010	10.317	11.181	583
	12/31/2011	11.181	10.813	542
	12/31/2012	10.813	11.752	482
VISL 8 2.75%
	12/31/2007	N/A	11.692	0
	12/31/2008	11.692	8.252	61
	12/31/2009	8.252	10.173	919
	12/31/2010	10.173	10.993	1012
	12/31/2011	10.993	10.599	1112
	12/31/2012	10.599	11.484	1118
VISL 9 2.60%
	12/31/2007	N/A	11.739	0
	12/31/2008	11.739	8.298	420
	12/31/2009	8.298	10.245	1631
	12/31/2010	10.245	11.087	1697
	12/31/2011	11.087	10.705	1541
	12/31/2012	10.705	11.617	1461

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL MVP Fusion Conservative Fund
VISB 1 1.70%
	12/31/2009	N/A	10.148	6
	12/31/2010	10.148	11.071	482
	12/31/2011	11.071	10.955	902
	12/31/2012	10.955	11.983	842
VISB 10 2.95%
	12/31/2009	N/A	10.124	0
	12/31/2010	10.124	10.907	16
	12/31/2011	10.907	10.659	0
	12/31/2012	10.659	11.513	39
VISB 11 2.10%
	12/31/2009	N/A	10.140	0
	12/31/2010	10.140	11.018	13
	12/31/2011	11.018	10.859	26
	12/31/2012	10.859	11.830	32
VISB 13 3.10%
	12/31/2009	N/A	10.121	0
	12/31/2010	10.121	10.888	0
	12/31/2011	10.888	10.624	0
	12/31/2012	10.624	11.458	0
VISB 14 2.25%
	12/31/2009	N/A	10.137	2
	12/31/2010	10.137	10.999	2
	12/31/2011	10.999	10.824	22
	12/31/2012	10.824	11.774	22
VISB 2 2.00%
	12/31/2009	N/A	10.142	2
	12/31/2010	10.142	11.031	169
	12/31/2011	11.031	10.883	213
	12/31/2012	10.883	11.868	261
VISB 3 2.40%
	12/31/2009	N/A	10.134	0
	12/31/2010	10.134	10.979	56
	12/31/2011	10.979	10.788	11
	12/31/2012	10.788	11.718	114
VISB 4 2.70%
	12/31/2009	N/A	10.129	0
	12/31/2010	10.129	10.940	3
	12/31/2011	10.940	10.717	0
	12/31/2012	10.717	11.606	0
VISB 5 2.55%
	12/31/2009	N/A	10.131	0
	12/31/2010	10.131	10.959	7
	12/31/2011	10.959	10.753	29
	12/31/2012	10.753	11.661	22
VISB 6 2.85%
	12/31/2009	N/A	10.126	0
	12/31/2010	10.126	10.920	9
	12/31/2011	10.920	10.682	2
	12/31/2012	10.682	11.550	6
VISB 7 2.50%
	12/31/2009	N/A	10.132	0
	12/31/2010	10.132	10.966	69
	12/31/2011	10.966	10.764	86
	12/31/2012	10.764	11.680	135

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 8 2.80%
	12/31/2009	N/A	10.127	0
	12/31/2010	10.127	10.927	44
	12/31/2011	10.927	10.694	41
	12/31/2012	10.694	11.569	52
VISB 9 2.65%
	12/31/2009	N/A	10.130	0
	12/31/2010	10.130	10.946	28
	12/31/2011	10.946	10.729	63
	12/31/2012	10.729	11.624	79
VISC 1 2.45%
	12/31/2009	N/A	10.133	0
	12/31/2010	10.133	10.972	6
	12/31/2011	10.972	10.776	2
	12/31/2012	10.776	11.699	4
VISC 10 3.00%
	12/31/2009	N/A	10.123	0
	12/31/2010	10.123	10.901	0
	12/31/2011	10.901	10.647	21
	12/31/2012	10.647	11.495	8
VISC 11 2.30%
	12/31/2009	N/A	10.136	0
	12/31/2010	10.136	10.992	0
	12/31/2011	10.992	10.812	0
	12/31/2012	10.812	11.755	0
VISC 12 3.15%
	12/31/2009	N/A	10.120	0
	12/31/2010	10.120	10.881	0
	12/31/2011	10.881	10.612	0
	12/31/2012	10.612	11.440	0
VISC 13 1.75%
	12/31/2009	N/A	10.147	17
	12/31/2010	10.147	11.064	101
	12/31/2011	11.064	10.943	188
	12/31/2012	10.943	11.963	169
VISC 2 2.75%
	12/31/2009	N/A	10.128	0
	12/31/2010	10.128	10.933	0
	12/31/2011	10.933	10.706	0
	12/31/2012	10.706	11.587	0
VISC 3 2.60%
	12/31/2009	N/A	10.130	0
	12/31/2010	10.130	10.953	39
	12/31/2011	10.953	10.741	42
	12/31/2012	10.741	11.643	36
VISC 4 2.90%
	12/31/2009	N/A	10.125	0
	12/31/2010	10.125	10.914	0
	12/31/2011	10.914	10.671	0
	12/31/2012	10.671	11.532	0
VISC 5 2.15%
	12/31/2009	N/A	10.139	0
	12/31/2010	10.139	11.012	1
	12/31/2011	11.012	10.847	2
	12/31/2012	10.847	11.811	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 7 2.55%
	12/31/2009	N/A	10.131	0
	12/31/2010	10.131	10.959	0
	12/31/2011	10.959	10.753	8
	12/31/2012	10.753	11.661	3
VISC 8 2.85%
	12/31/2009	N/A	10.126	0
	12/31/2010	10.126	10.920	28
	12/31/2011	10.920	10.682	38
	12/31/2012	10.682	11.550	32
VISC 9 2.70%
	12/31/2009	N/A	10.129	0
	12/31/2010	10.129	10.940	0
	12/31/2011	10.940	10.717	134
	12/31/2012	10.717	11.606	135
VISI 10 2.65%
	12/31/2009	N/A	10.130	13
	12/31/2010	10.130	10.946	50
	12/31/2011	10.946	10.729	125
	12/31/2012	10.729	11.624	99
VISI 11 1.80%
	12/31/2009	N/A	10.146	4
	12/31/2010	10.146	11.058	15
	12/31/2011	11.058	10.931	50
	12/31/2012	10.931	11.944	103
VISI 13 1.95%
	12/31/2009	N/A	10.143	0
	12/31/2010	10.143	11.038	10
	12/31/2011	11.038	10.895	14
	12/31/2012	10.895	11.887	20
VISI 14 2.80%
	12/31/2009	N/A	10.127	0
	12/31/2010	10.127	10.927	0
	12/31/2011	10.927	10.694	8
	12/31/2012	10.694	11.569	8
VISI 2 1.70%
	12/31/2009	N/A	10.148	29
	12/31/2010	10.148	11.071	620
	12/31/2011	11.071	10.955	813
	12/31/2012	10.955	11.983	773
VISI 3 2.10%
	12/31/2009	N/A	10.140	8
	12/31/2010	10.140	11.018	23
	12/31/2011	11.018	10.859	52
	12/31/2012	10.859	11.830	106
VISI 4 2.40%
	12/31/2009	N/A	10.134	5
	12/31/2010	10.134	10.979	10
	12/31/2011	10.979	10.788	5
	12/31/2012	10.788	11.718	7
VISI 5 2.25%
	12/31/2009	N/A	10.137	1
	12/31/2010	10.137	10.999	56
	12/31/2011	10.999	10.824	70
	12/31/2012	10.824	11.774	72

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6 2.55%
	12/31/2009	N/A	10.131	0
	12/31/2010	10.131	10.959	0
	12/31/2011	10.959	10.753	15
	12/31/2012	10.753	11.661	1
VISI 7 2.20%
	12/31/2009	N/A	10.138	12
	12/31/2010	10.138	11.005	114
	12/31/2011	11.005	10.835	156
	12/31/2012	10.835	11.793	119
VISI 8 2.50%
	12/31/2009	N/A	10.132	31
	12/31/2010	10.132	10.966	157
	12/31/2011	10.966	10.764	161
	12/31/2012	10.764	11.680	230
VISI 9 2.35%
	12/31/2009	N/A	10.135	9
	12/31/2010	10.135	10.985	85
	12/31/2011	10.985	10.800	196
	12/31/2012	10.800	11.736	306
VISL 1 1.65%
	12/31/2009	N/A	10.149	27
	12/31/2010	10.149	11.077	1209
	12/31/2011	11.077	10.967	1901
	12/31/2012	10.967	12.002	1803
VISL 10 2.90%
	12/31/2009	N/A	10.125	0
	12/31/2010	10.125	10.914	2
	12/31/2011	10.914	10.671	117
	12/31/2012	10.671	11.532	121
VISL 11 2.05%
	12/31/2009	N/A	10.141	0
	12/31/2010	10.141	11.025	10
	12/31/2011	11.025	10.871	76
	12/31/2012	10.871	11.849	77
VISL 13 3.05%
	12/31/2009	N/A	10.122	0
	12/31/2010	10.122	10.894	1
	12/31/2011	10.894	10.636	0
	12/31/2012	10.636	11.477	20
VISL 14 2.20%
	12/31/2009	N/A	10.138	0
	12/31/2010	10.138	11.005	17
	12/31/2011	11.005	10.835	15
	12/31/2012	10.835	11.793	60
VISL 2 1.95%
	12/31/2009	N/A	10.143	79
	12/31/2010	10.143	11.038	283
	12/31/2011	11.038	10.895	368
	12/31/2012	10.895	11.887	400
VISL 3 2.35%
	12/31/2009	N/A	10.135	0
	12/31/2010	10.135	10.985	57
	12/31/2011	10.985	10.800	135
	12/31/2012	10.800	11.736	207

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 4 2.65%
	12/31/2009	N/A	10.130	0
	12/31/2010	10.130	10.946	3
	12/31/2011	10.946	10.729	19
	12/31/2012	10.729	11.624	19
VISL 5 2.50%
	12/31/2009	N/A	10.132	3
	12/31/2010	10.132	10.966	46
	12/31/2011	10.966	10.764	66
	12/31/2012	10.764	11.680	84
VISL 6 2.80%
	12/31/2009	N/A	10.127	0
	12/31/2010	10.127	10.927	0
	12/31/2011	10.927	10.694	0
	12/31/2012	10.694	11.569	53
VISL 7 2.45%
	12/31/2009	N/A	10.133	3
	12/31/2010	10.133	10.972	62
	12/31/2011	10.972	10.776	86
	12/31/2012	10.776	11.699	82
VISL 8 2.75%
	12/31/2009	N/A	10.128	97
	12/31/2010	10.128	10.933	136
	12/31/2011	10.933	10.706	124
	12/31/2012	10.706	11.587	206
VISL 9 2.60%
	12/31/2009	N/A	10.130	1
	12/31/2010	10.130	10.953	6
	12/31/2011	10.953	10.741	203
	12/31/2012	10.741	11.643	186
AZL MVP Fusion Growth Fund
VISB 1 1.70%
	12/31/2007	N/A	12.711	1918
	12/31/2008	12.711	7.630	2599
	12/31/2009	7.630	9.917	351
	12/31/2010	9.917	11.008	165
	12/31/2011	11.008	10.343	202
	12/31/2012	10.343	11.519	179
VISB 10 2.95%
	12/31/2007	N/A	12.293	0
	12/31/2008	12.293	7.287	117
	12/31/2009	7.287	9.354	192
	12/31/2010	9.354	10.254	140
	12/31/2011	10.254	9.515	135
	12/31/2012	9.515	10.465	127
VISB 11 2.10%
	12/31/2008	N/A	7.519	172
	12/31/2009	7.519	9.733	183
	12/31/2010	9.733	10.761	177
	12/31/2011	10.761	10.071	169
	12/31/2012	10.071	11.171	155
VISB 13 3.10%
	12/31/2009	N/A	9.289	1
	12/31/2010	9.289	10.167	0
	12/31/2011	10.167	9.421	0
	12/31/2012	9.421	10.345	0

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 14 2.25%
	12/31/2009	N/A	9.665	24
	12/31/2010	9.665	10.669	30
	12/31/2011	10.669	9.971	26
	12/31/2012	9.971	11.043	24
VISB 2 2.00%
	12/31/2007	N/A	12.609	485
	12/31/2008	12.609	7.547	581
	12/31/2009	7.547	9.779	132
	12/31/2010	9.779	10.822	187
	12/31/2011	10.822	10.138	219
	12/31/2012	10.138	11.257	196
VISB 3 2.40%
	12/31/2007	N/A	12.475	0
	12/31/2008	12.475	7.436	711
	12/31/2009	7.436	9.597	2054
	12/31/2010	9.597	10.579	2006
	12/31/2011	10.579	9.871	1877
	12/31/2012	9.871	10.916	1829
VISB 4 2.70%
	12/31/2007	N/A	12.375	0
	12/31/2008	12.375	7.355	150
	12/31/2009	7.355	9.464	370
	12/31/2010	9.464	10.400	357
	12/31/2011	10.400	9.676	349
	12/31/2012	9.676	10.667	341
VISB 5 2.55%
	12/31/2007	N/A	12.425	0
	12/31/2008	12.425	7.395	252
	12/31/2009	7.395	9.530	998
	12/31/2010	9.530	10.489	1023
	12/31/2011	10.489	9.773	952
	12/31/2012	9.773	10.791	913
VISB 6 2.85%
	12/31/2007	N/A	12.326	0
	12/31/2008	12.326	7.314	24
	12/31/2009	7.314	9.398	230
	12/31/2010	9.398	10.312	225
	12/31/2011	10.312	9.579	211
	12/31/2012	9.579	10.545	182
VISB 7 2.50%
	12/31/2007	N/A	12.442	0
	12/31/2008	12.442	7.409	1135
	12/31/2009	7.409	9.553	1753
	12/31/2010	9.553	10.519	1735
	12/31/2011	10.519	9.806	1653
	12/31/2012	9.806	10.833	1656
VISB 8 2.80%
	12/31/2007	N/A	12.342	0
	12/31/2008	12.342	7.328	232
	12/31/2009	7.328	9.420	351
	12/31/2010	9.420	10.341	341
	12/31/2011	10.341	9.611	288
	12/31/2012	9.611	10.586	312

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 9 2.65%
	12/31/2007	N/A	12.392	0
	12/31/2008	12.392	7.368	926
	12/31/2009	7.368	9.486	1395
	12/31/2010	9.486	10.430	1264
	12/31/2011	10.430	9.708	1284
	12/31/2012	9.708	10.709	1228
VISC 1 2.45%
	12/31/2008	N/A	7.423	8
	12/31/2009	7.423	9.575	8
	12/31/2010	9.575	10.549	7
	12/31/2011	10.549	9.838	11
	12/31/2012	9.838	10.874	10
VISC 10 3.00%
	12/31/2008	N/A	7.275	5
	12/31/2009	7.275	9.333	11
	12/31/2010	9.333	10.226	5
	12/31/2011	10.226	9.485	5
	12/31/2012	9.485	10.425	5
VISC 11 2.30%
	12/31/2009	N/A	9.642	0
	12/31/2010	9.642	10.639	0
	12/31/2011	10.639	9.937	0
	12/31/2012	9.937	11.000	0
VISC 12 3.15%
	12/31/2009	N/A	9.267	0
	12/31/2010	9.267	10.138	0
	12/31/2011	10.138	9.390	0
	12/31/2012	9.390	10.305	0
VISC 13 1.75%
	12/31/2009	N/A	9.894	0
	12/31/2010	9.894	10.977	5
	12/31/2011	10.977	10.309	6
	12/31/2012	10.309	11.475	5
VISC 2 2.75%
	12/31/2008	N/A	7.341	0
	12/31/2009	7.341	9.442	0
	12/31/2010	9.442	10.371	0
	12/31/2011	10.371	9.643	0
	12/31/2012	9.643	10.627	0
VISC 3 2.60%
	12/31/2008	N/A	7.382	19
	12/31/2009	7.382	9.508	20
	12/31/2010	9.508	10.459	30
	12/31/2011	10.459	9.740	30
	12/31/2012	9.740	10.750	31
VISC 4 2.90%
	12/31/2008	N/A	7.301	0
	12/31/2009	7.301	9.376	0
	12/31/2010	9.376	10.283	0
	12/31/2011	10.283	9.547	0
	12/31/2012	9.547	10.505	0

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 5 2.15%
	12/31/2008	N/A	7.505	4
	12/31/2009	7.505	9.711	4
	12/31/2010	9.711	10.731	4
	12/31/2011	10.731	10.038	3
	12/31/2012	10.038	11.128	3
VISC 7 2.55%
	12/31/2008	N/A	7.395	13
	12/31/2009	7.395	9.530	21
	12/31/2010	9.530	10.489	21
	12/31/2011	10.489	9.773	65
	12/31/2012	9.773	10.791	54
VISC 8 2.85%
	12/31/2008	N/A	7.314	1
	12/31/2009	7.314	9.398	2
	12/31/2010	9.398	10.312	1
	12/31/2011	10.312	9.579	1
	12/31/2012	9.579	10.545	1
VISC 9 2.70%
	12/31/2008	N/A	7.355	23
	12/31/2009	7.355	9.464	18
	12/31/2010	9.464	10.400	27
	12/31/2011	10.400	9.676	34
	12/31/2012	9.676	10.667	32
VISI 10 2.65%
	12/31/2007	N/A	12.392	0
	12/31/2008	12.392	7.368	216
	12/31/2009	7.368	9.486	420
	12/31/2010	9.486	10.430	382
	12/31/2011	10.430	9.708	380
	12/31/2012	9.708	10.709	383
VISI 11 1.80%
	12/31/2008	N/A	7.602	445
	12/31/2009	7.602	9.871	799
	12/31/2010	9.871	10.946	786
	12/31/2011	10.946	10.275	710
	12/31/2012	10.275	11.431	652
VISI 13 1.95%
	12/31/2009	N/A	9.802	283
	12/31/2010	9.802	10.853	258
	12/31/2011	10.853	10.172	232
	12/31/2012	10.172	11.300	220
VISI 14 2.80%
	12/31/2009	N/A	9.420	17
	12/31/2010	9.420	10.341	0
	12/31/2011	10.341	9.611	0
	12/31/2012	9.611	10.586	0
VISI 2 1.70%
	12/31/2007	N/A	12.711	477
	12/31/2008	12.711	7.630	556
	12/31/2009	7.630	9.917	283
	12/31/2010	9.917	11.008	385
	12/31/2011	11.008	10.343	382
	12/31/2012	10.343	11.519	378

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3 2.10%
	12/31/2007	N/A	12.575	0
	12/31/2008	12.575	7.519	1022
	12/31/2009	7.519	9.733	1862
	12/31/2010	9.733	10.761	1940
	12/31/2011	10.761	10.071	1842
	12/31/2012	10.071	11.171	1745
VISI 4 2.40%
	12/31/2007	N/A	12.475	0
	12/31/2008	12.475	7.436	121
	12/31/2009	7.436	9.597	350
	12/31/2010	9.597	10.579	323
	12/31/2011	10.579	9.871	301
	12/31/2012	9.871	10.916	304
VISI 5 2.25%
	12/31/2007	N/A	12.525	0
	12/31/2008	12.525	7.477	525
	12/31/2009	7.477	9.665	1263
	12/31/2010	9.665	10.669	1248
	12/31/2011	10.669	9.971	1256
	12/31/2012	9.971	11.043	1281
VISI 6 2.55%
	12/31/2007	N/A	12.425	0
	12/31/2008	12.425	7.395	135
	12/31/2009	7.395	9.530	171
	12/31/2010	9.530	10.489	164
	12/31/2011	10.489	9.773	155
	12/31/2012	9.773	10.791	146
VISI 7 2.20%
	12/31/2007	N/A	12.542	0
	12/31/2008	12.542	7.491	1884
	12/31/2009	7.491	9.688	2644
	12/31/2010	9.688	10.700	2742
	12/31/2011	10.700	10.004	2530
	12/31/2012	10.004	11.085	2384
VISI 8 2.50%
	12/31/2007	N/A	12.442	0
	12/31/2008	12.442	7.409	263
	12/31/2009	7.409	9.553	448
	12/31/2010	9.553	10.519	334
	12/31/2011	10.519	9.806	340
	12/31/2012	9.806	10.833	340
VISI 9 2.35%
	12/31/2007	N/A	12.492	0
	12/31/2008	12.492	7.450	2244
	12/31/2009	7.450	9.620	3102
	12/31/2010	9.620	10.609	2836
	12/31/2011	10.609	9.904	2716
	12/31/2012	9.904	10.958	2601
VISL 1 1.65%
	12/31/2007	N/A	12.728	982
	12/31/2008	12.728	7.644	1126
	12/31/2009	7.644	9.940	101
	12/31/2010	9.940	11.039	158
	12/31/2011	11.039	10.378	162
	12/31/2012	10.378	11.563	149

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 10 2.90%
	12/31/2007	N/A	12.309	0
	12/31/2008	12.309	7.301	92
	12/31/2009	7.301	9.376	181
	12/31/2010	9.376	10.283	163
	12/31/2011	10.283	9.547	177
	12/31/2012	9.547	10.505	161
VISL 11 2.05%
	12/31/2008	N/A	7.533	100
	12/31/2009	7.533	9.756	262
	12/31/2010	9.756	10.792	307
	12/31/2011	10.792	10.105	275
	12/31/2012	10.105	11.214	259
VISL 13 3.05%
	12/31/2009	N/A	9.310	8
	12/31/2010	9.310	10.196	0
	12/31/2011	10.196	9.452	0
	12/31/2012	9.452	10.385	0
VISL 14 2.20%
	12/31/2009	N/A	9.688	62
	12/31/2010	9.688	10.700	59
	12/31/2011	10.700	10.004	58
	12/31/2012	10.004	11.085	54
VISL 2 1.95%
	12/31/2007	N/A	12.626	179
	12/31/2008	12.626	7.560	499
	12/31/2009	7.560	9.802	353
	12/31/2010	9.802	10.853	300
	12/31/2011	10.853	10.172	299
	12/31/2012	10.172	11.300	270
VISL 3 2.35%
	12/31/2007	N/A	12.492	0
	12/31/2008	12.492	7.450	593
	12/31/2009	7.450	9.620	1404
	12/31/2010	9.620	10.609	1397
	12/31/2011	10.609	9.904	1271
	12/31/2012	9.904	10.958	1181
VISL 4 2.65%
	12/31/2007	N/A	12.392	0
	12/31/2008	12.392	7.368	55
	12/31/2009	7.368	9.486	202
	12/31/2010	9.486	10.430	203
	12/31/2011	10.430	9.708	191
	12/31/2012	9.708	10.709	204
VISL 5 2.50%
	12/31/2007	N/A	12.442	0
	12/31/2008	12.442	7.409	192
	12/31/2009	7.409	9.553	723
	12/31/2010	9.553	10.519	797
	12/31/2011	10.519	9.806	743
	12/31/2012	9.806	10.833	687

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6 2.80%
	12/31/2007	N/A	12.342	0
	12/31/2008	12.342	7.328	44
	12/31/2009	7.328	9.420	125
	12/31/2010	9.420	10.341	128
	12/31/2011	10.341	9.611	95
	12/31/2012	9.611	10.586	85
VISL 7 2.45%
	12/31/2007	N/A	12.458	0
	12/31/2008	12.458	7.423	750
	12/31/2009	7.423	9.575	900
	12/31/2010	9.575	10.549	876
	12/31/2011	10.549	9.838	819
	12/31/2012	9.838	10.874	848
VISL 8 2.75%
	12/31/2007	N/A	12.359	0
	12/31/2008	12.359	7.341	138
	12/31/2009	7.341	9.442	370
	12/31/2010	9.442	10.371	247
	12/31/2011	10.371	9.643	248
	12/31/2012	9.643	10.627	214
VISL 9 2.60%
	12/31/2007	N/A	12.408	0
	12/31/2008	12.408	7.382	617
	12/31/2009	7.382	9.508	984
	12/31/2010	9.508	10.459	756
	12/31/2011	10.459	9.740	791
	12/31/2012	9.740	10.750	748
AZL MVP Fusion Moderate Fund
VISB 1 1.70%
	12/31/2007	N/A	12.297	437
	12/31/2008	12.297	8.129	612
	12/31/2009	8.129	10.344	1013
	12/31/2010	10.344	11.364	4698
	12/31/2011	11.364	10.855	5749
	12/31/2012	10.855	12.009	5639
VISB 10 2.95%
	12/31/2007	N/A	11.893	0
	12/31/2008	11.893	7.764	78
	12/31/2009	7.764	9.756	679
	12/31/2010	9.756	10.585	814
	12/31/2011	10.585	9.986	668
	12/31/2012	9.986	10.909	625
VISB 11 2.10%
	12/31/2008	N/A	8.011	40
	12/31/2009	8.011	10.152	47
	12/31/2010	10.152	11.108	68
	12/31/2011	11.108	10.569	74
	12/31/2012	10.569	11.645	71
VISB 13 3.10%
	12/31/2009	N/A	9.688	343
	12/31/2010	9.688	10.496	251
	12/31/2011	10.496	9.887	253
	12/31/2012	9.887	10.785	125

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 14 2.25%
	12/31/2009	N/A	10.081	19
	12/31/2010	10.081	11.014	25
	12/31/2011	11.014	10.464	21
	12/31/2012	10.464	11.512	15
VISB 2 2.00%
	12/31/2007	N/A	12.199	101
	12/31/2008	12.199	8.040	149
	12/31/2009	8.040	10.200	555
	12/31/2010	10.200	11.172	2033
	12/31/2011	11.172	10.640	2248
	12/31/2012	10.640	11.735	2155
VISB 3 2.40%
	12/31/2007	N/A	12.069	0
	12/31/2008	12.069	7.923	397
	12/31/2009	7.923	10.011	849
	12/31/2010	10.011	10.921	861
	12/31/2011	10.921	10.360	728
	12/31/2012	10.360	11.380	701
VISB 4 2.70%
	12/31/2007	N/A	11.972	0
	12/31/2008	11.972	7.836	91
	12/31/2009	7.836	9.871	161
	12/31/2010	9.871	10.736	160
	12/31/2011	10.736	10.154	138
	12/31/2012	10.154	11.121	121
VISB 5 2.55%
	12/31/2007	N/A	12.020	0
	12/31/2008	12.020	7.879	137
	12/31/2009	7.879	9.941	364
	12/31/2010	9.941	10.828	430
	12/31/2011	10.828	10.257	380
	12/31/2012	10.257	11.250	374
VISB 6 2.85%
	12/31/2007	N/A	11.924	0
	12/31/2008	11.924	7.793	19
	12/31/2009	7.793	9.802	63
	12/31/2010	9.802	10.645	68
	12/31/2011	10.645	10.053	54
	12/31/2012	10.053	10.994	61
VISB 7 2.50%
	12/31/2007	N/A	12.037	0
	12/31/2008	12.037	7.894	550
	12/31/2009	7.894	9.964	810
	12/31/2010	9.964	10.859	844
	12/31/2011	10.859	10.291	799
	12/31/2012	10.291	11.293	727
VISB 8 2.80%
	12/31/2007	N/A	11.940	0
	12/31/2008	11.940	7.807	157
	12/31/2009	7.807	9.825	1074
	12/31/2010	9.825	10.676	1156
	12/31/2011	10.676	10.087	1053
	12/31/2012	10.087	11.036	926

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 9 2.65%
	12/31/2007	N/A	11.988	0
	12/31/2008	11.988	7.850	390
	12/31/2009	7.850	9.894	1719
	12/31/2010	9.894	10.767	1791
	12/31/2011	10.767	10.188	1624
	12/31/2012	10.188	11.164	1587
VISC 1 2.45%
	12/31/2008	N/A	7.908	4
	12/31/2009	7.908	9.987	25
	12/31/2010	9.987	10.890	24
	12/31/2011	10.890	10.325	17
	12/31/2012	10.325	11.337	16
VISC 10 3.00%
	12/31/2008	N/A	7.750	2
	12/31/2009	7.750	9.734	61
	12/31/2010	9.734	10.556	46
	12/31/2011	10.556	9.954	21
	12/31/2012	9.954	10.869	16
VISC 11 2.30%
	12/31/2009	N/A	10.057	0
	12/31/2010	10.057	10.983	0
	12/31/2011	10.983	10.429	0
	12/31/2012	10.429	11.468	0
VISC 12 3.15%
	12/31/2009	N/A	9.666	17
	12/31/2010	9.666	10.466	37
	12/31/2011	10.466	9.854	21
	12/31/2012	9.854	10.744	24
VISC 13 1.75%
	12/31/2009	N/A	10.320	56
	12/31/2010	10.320	11.331	267
	12/31/2011	11.331	10.819	302
	12/31/2012	10.819	11.963	292
VISC 2 2.75%
	12/31/2008	N/A	7.821	5
	12/31/2009	7.821	9.848	5
	12/31/2010	9.848	10.706	5
	12/31/2011	10.706	10.121	5
	12/31/2012	10.121	11.078	5
VISC 3 2.60%
	12/31/2008	N/A	7.865	0
	12/31/2009	7.865	9.917	3
	12/31/2010	9.917	10.798	8
	12/31/2011	10.798	10.222	7
	12/31/2012	10.222	11.207	2
VISC 4 2.90%
	12/31/2008	N/A	7.778	0
	12/31/2009	7.778	9.779	0
	12/31/2010	9.779	10.615	0
	12/31/2011	10.615	10.020	0
	12/31/2012	10.020	10.951	0

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 5 2.15%
	12/31/2008	N/A	7.996	38
	12/31/2009	7.996	10.129	48
	12/31/2010	10.129	11.077	44
	12/31/2011	11.077	10.535	36
	12/31/2012	10.535	11.601	32
VISC 7 2.55%
	12/31/2008	N/A	7.879	27
	12/31/2009	7.879	9.941	44
	12/31/2010	9.941	10.828	45
	12/31/2011	10.828	10.257	53
	12/31/2012	10.257	11.250	71
VISC 8 2.85%
	12/31/2008	N/A	7.793	12
	12/31/2009	7.793	9.802	229
	12/31/2010	9.802	10.645	241
	12/31/2011	10.645	10.053	201
	12/31/2012	10.053	10.994	185
VISC 9 2.70%
	12/31/2008	N/A	7.836	35
	12/31/2009	7.836	9.871	242
	12/31/2010	9.871	10.736	240
	12/31/2011	10.736	10.154	227
	12/31/2012	10.154	11.121	214
VISI 10 2.65%
	12/31/2007	N/A	11.988	0
	12/31/2008	11.988	7.850	151
	12/31/2009	7.850	9.894	1292
	12/31/2010	9.894	10.767	1403
	12/31/2011	10.767	10.188	1523
	12/31/2012	10.188	11.164	1476
VISI 11 1.80%
	12/31/2008	N/A	8.100	191
	12/31/2009	8.100	10.296	415
	12/31/2010	10.296	11.300	431
	12/31/2011	11.300	10.783	435
	12/31/2012	10.783	11.917	367
VISI 13 1.95%
	12/31/2009	N/A	10.223	354
	12/31/2010	10.223	11.203	337
	12/31/2011	11.203	10.676	323
	12/31/2012	10.676	11.780	314
VISI 14 2.80%
	12/31/2009	N/A	9.825	875
	12/31/2010	9.825	10.676	984
	12/31/2011	10.676	10.087	1009
	12/31/2012	10.087	11.036	1036
VISI 2 1.70%
	12/31/2007	N/A	12.297	191
	12/31/2008	12.297	8.129	220
	12/31/2009	8.129	10.344	1427
	12/31/2010	10.344	11.364	6415
	12/31/2011	11.364	10.855	7445
	12/31/2012	10.855	12.009	7406

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3 2.10%
	12/31/2007	N/A	12.166	0
	12/31/2008	12.166	8.011	818
	12/31/2009	8.011	10.152	1549
	12/31/2010	10.152	11.108	1628
	12/31/2011	11.108	10.569	1627
	12/31/2012	10.569	11.645	1586
VISI 4 2.40%
	12/31/2007	N/A	12.069	0
	12/31/2008	12.069	7.923	100
	12/31/2009	7.923	10.011	156
	12/31/2010	10.011	10.921	194
	12/31/2011	10.921	10.360	194
	12/31/2012	10.360	11.380	180
VISI 5 2.25%
	12/31/2007	N/A	12.117	0
	12/31/2008	12.117	7.966	392
	12/31/2009	7.966	10.081	862
	12/31/2010	10.081	11.014	1012
	12/31/2011	11.014	10.464	1053
	12/31/2012	10.464	11.512	1011
VISI 6 2.55%
	12/31/2007	N/A	12.020	0
	12/31/2008	12.020	7.879	21
	12/31/2009	7.879	9.941	124
	12/31/2010	9.941	10.828	164
	12/31/2011	10.828	10.257	144
	12/31/2012	10.257	11.250	132
VISI 7 2.20%
	12/31/2007	N/A	12.133	0
	12/31/2008	12.133	7.981	1201
	12/31/2009	7.981	10.105	2120
	12/31/2010	10.105	11.046	2147
	12/31/2011	11.046	10.499	2041
	12/31/2012	10.499	11.556	1924
VISI 8 2.50%
	12/31/2007	N/A	12.037	0
	12/31/2008	12.037	7.894	226
	12/31/2009	7.894	9.964	5677
	12/31/2010	9.964	10.859	6042
	12/31/2011	10.859	10.291	6045
	12/31/2012	10.291	11.293	5876
VISI 9 2.35%
	12/31/2007	N/A	12.085	0
	12/31/2008	12.085	7.937	1033
	12/31/2009	7.937	10.034	7060
	12/31/2010	10.034	10.952	7290
	12/31/2011	10.952	10.394	7199
	12/31/2012	10.394	11.424	6678
VISL 1 1.65%
	12/31/2007	N/A	12.313	463
	12/31/2008	12.313	8.144	680
	12/31/2009	8.144	10.368	1908
	12/31/2010	10.368	11.396	9904
	12/31/2011	11.396	10.892	13074
	12/31/2012	10.892	12.055	12494

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 10 2.90%
	12/31/2007	N/A	11.908	0
	12/31/2008	11.908	7.778	62
	12/31/2009	7.778	9.779	1160
	12/31/2010	9.779	10.615	1359
	12/31/2011	10.615	10.020	1218
	12/31/2012	10.020	10.951	1234
VISL 11 2.05%
	12/31/2008	N/A	8.026	23
	12/31/2009	8.026	10.176	108
	12/31/2010	10.176	11.140	121
	12/31/2011	11.140	10.605	96
	12/31/2012	10.605	11.691	86
VISL 13 3.05%
	12/31/2009	N/A	9.711	647
	12/31/2010	9.711	10.526	676
	12/31/2011	10.526	9.920	634
	12/31/2012	9.920	10.826	610
VISL 14 2.20%
	12/31/2009	N/A	10.105	158
	12/31/2010	10.105	11.046	167
	12/31/2011	11.046	10.499	149
	12/31/2012	10.499	11.556	116
VISL 2 1.95%
	12/31/2007	N/A	12.215	61
	12/31/2008	12.215	8.055	96
	12/31/2009	8.055	10.223	717
	12/31/2010	10.223	11.203	3509
	12/31/2011	11.203	10.676	4206
	12/31/2012	10.676	11.780	3726
VISL 3 2.35%
	12/31/2007	N/A	12.085	0
	12/31/2008	12.085	7.937	307
	12/31/2009	7.937	10.034	803
	12/31/2010	10.034	10.952	841
	12/31/2011	10.952	10.394	642
	12/31/2012	10.394	11.424	629
VISL 4 2.65%
	12/31/2007	N/A	11.988	0
	12/31/2008	11.988	7.850	13
	12/31/2009	7.850	9.894	68
	12/31/2010	9.894	10.767	143
	12/31/2011	10.767	10.188	110
	12/31/2012	10.188	11.164	105
VISL 5 2.50%
	12/31/2007	N/A	12.037	0
	12/31/2008	12.037	7.894	149
	12/31/2009	7.894	9.964	352
	12/31/2010	9.964	10.859	370
	12/31/2011	10.859	10.291	332
	12/31/2012	10.291	11.293	376

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6 2.80%
	12/31/2007	N/A	11.940	0
	12/31/2008	11.940	7.807	6
	12/31/2009	7.807	9.825	40
	12/31/2010	9.825	10.676	66
	12/31/2011	10.676	10.087	68
	12/31/2012	10.087	11.036	67
VISL 7 2.45%
	12/31/2007	N/A	12.053	0
	12/31/2008	12.053	7.908	608
	12/31/2009	7.908	9.987	827
	12/31/2010	9.987	10.890	913
	12/31/2011	10.890	10.325	867
	12/31/2012	10.325	11.337	816
VISL 8 2.75%
	12/31/2007	N/A	11.956	0
	12/31/2008	11.956	7.821	205
	12/31/2009	7.821	9.848	2542
	12/31/2010	9.848	10.706	2764
	12/31/2011	10.706	10.121	2562
	12/31/2012	10.121	11.078	2424
VISL 9 2.60%
	12/31/2007	N/A	12.004	0
	12/31/2008	12.004	7.865	473
	12/31/2009	7.865	9.917	3821
	12/31/2010	9.917	10.798	4082
	12/31/2011	10.798	10.222	4054
	12/31/2012	10.222	11.207	3995
AZL MVP Growth Index Strategy Fund
VISB 1 1.70%
	12/31/2012	N/A	10.915	17
VISB 2 2.00%
	12/31/2012	N/A	10.883	5
VISC 13 1.75%
	12/31/2012	N/A	10.910	0
VISI 2 1.70%
	12/31/2012	N/A	10.915	0
VISL 1 1.65%
	12/31/2012	N/A	10.921	1
VISL 2 1.95%
	12/31/2012	N/A	10.889	0
AZL MVP Invesco Equity and Income Fund
VISB 1 1.70%
	12/31/2012	N/A	10.710	0
VISB 2 2.00%
	12/31/2012	N/A	10.678	1
VISC 13 1.75%
	12/31/2012	N/A	10.704	0
VISI 2 1.70%
	12/31/2012	N/A	10.710	3
VISL 1 1.65%
	12/31/2012	N/A	10.715	0
VISL 2 1.95%
	12/31/2012	N/A	10.683	0

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Oppenheimer Discovery Fund
VISB 1 1.70%
	12/31/2007	N/A	12.670	26
	12/31/2008	12.670	7.056	32
	12/31/2009	7.056	9.116	7
	12/31/2010	9.116	11.546	14
	12/31/2011	11.546	10.739	26
	12/31/2012	10.739	12.313	25
VISB 10 2.95%
	12/31/2007	N/A	12.253	0
	12/31/2008	12.253	6.739	4
	12/31/2009	6.739	8.598	4
	12/31/2010	8.598	10.755	19
	12/31/2011	10.755	9.880	12
	12/31/2012	9.880	11.186	21
VISB 11 2.10%
	12/31/2008	N/A	6.953	3
	12/31/2009	6.953	8.947	5
	12/31/2010	8.947	11.286	4
	12/31/2011	11.286	10.456	4
	12/31/2012	10.456	11.941	3
VISB 13 3.10%
	12/31/2009	N/A	8.538	0
	12/31/2010	8.538	10.664	0
	12/31/2011	10.664	9.782	0
	12/31/2012	9.782	11.058	0
VISB 14 2.25%
	12/31/2009	N/A	8.884	29
	12/31/2010	8.884	11.191	33
	12/31/2011	11.191	10.352	40
	12/31/2012	10.352	11.804	30
VISB 2 2.00%
	12/31/2007	N/A	12.569	8
	12/31/2008	12.569	6.979	13
	12/31/2009	6.979	8.989	9
	12/31/2010	8.989	11.351	8
	12/31/2011	11.351	10.526	11
	12/31/2012	10.526	12.033	10
VISB 3 2.40%
	12/31/2007	N/A	12.435	0
	12/31/2008	12.435	6.877	26
	12/31/2009	6.877	8.822	40
	12/31/2010	8.822	11.096	49
	12/31/2011	11.096	10.249	40
	12/31/2012	10.249	11.669	42
VISB 4 2.70%
	12/31/2007	N/A	12.336	0
	12/31/2008	12.336	6.801	1
	12/31/2009	6.801	8.699	4
	12/31/2010	8.699	10.908	10
	12/31/2011	10.908	10.046	18
	12/31/2012	10.046	11.403	18

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 5 2.55%
	12/31/2007	N/A	12.385	0
	12/31/2008	12.385	6.839	8
	12/31/2009	6.839	8.760	52
	12/31/2010	8.760	11.002	27
	12/31/2011	11.002	10.147	29
	12/31/2012	10.147	11.535	44
VISB 6 2.85%
	12/31/2007	N/A	12.286	0
	12/31/2008	12.286	6.764	4
	12/31/2009	6.764	8.638	3
	12/31/2010	8.638	10.816	5
	12/31/2011	10.816	9.946	3
	12/31/2012	9.946	11.272	3
VISB 7 2.50%
	12/31/2007	N/A	12.402	0
	12/31/2008	12.402	6.852	23
	12/31/2009	6.852	8.781	32
	12/31/2010	8.781	11.033	36
	12/31/2011	11.033	10.181	46
	12/31/2012	10.181	11.579	42
VISB 8 2.80%
	12/31/2007	N/A	12.303	0
	12/31/2008	12.303	6.777	5
	12/31/2009	6.777	8.658	13
	12/31/2010	8.658	10.847	9
	12/31/2011	10.847	9.979	11
	12/31/2012	9.979	11.316	14
VISB 9 2.65%
	12/31/2007	N/A	12.352	0
	12/31/2008	12.352	6.814	38
	12/31/2009	6.814	8.719	30
	12/31/2010	8.719	10.940	36
	12/31/2011	10.940	10.080	36
	12/31/2012	10.080	11.447	37
VISC 1 2.45%
	12/31/2008	N/A	6.864	2
	12/31/2009	6.864	8.801	2
	12/31/2010	8.801	11.064	1
	12/31/2011	11.064	10.215	1
	12/31/2012	10.215	11.624	1
VISC 10 3.00%
	12/31/2008	N/A	6.727	0
	12/31/2009	6.727	8.579	2
	12/31/2010	8.579	10.725	0
	12/31/2011	10.725	9.848	0
	12/31/2012	9.848	11.144	0
VISC 11 2.30%
	12/31/2009	N/A	8.863	4
	12/31/2010	8.863	11.159	3
	12/31/2011	11.159	10.318	2
	12/31/2012	10.318	11.759	0

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 12 3.15%
	12/31/2009	N/A	8.518	0
	12/31/2010	8.518	10.634	0
	12/31/2011	10.634	9.749	0
	12/31/2012	9.749	11.016	0
VISC 13 1.75%
	12/31/2009	N/A	9.094	0
	12/31/2010	9.094	11.513	3
	12/31/2011	11.513	10.704	5
	12/31/2012	10.704	12.266	5
VISC 2 2.75%
	12/31/2008	N/A	6.789	1
	12/31/2009	6.789	8.679	0
	12/31/2010	8.679	10.878	0
	12/31/2011	10.878	10.012	0
	12/31/2012	10.012	11.359	0
VISC 3 2.60%
	12/31/2008	N/A	6.827	0
	12/31/2009	6.827	8.740	0
	12/31/2010	8.740	10.971	0
	12/31/2011	10.971	10.113	0
	12/31/2012	10.113	11.491	0
VISC 4 2.90%
	12/31/2008	N/A	6.752	0
	12/31/2009	6.752	8.618	0
	12/31/2010	8.618	10.785	0
	12/31/2011	10.785	9.913	0
	12/31/2012	9.913	11.229	0
VISC 5 2.15%
	12/31/2008	N/A	6.941	0
	12/31/2009	6.941	8.926	3
	12/31/2010	8.926	11.255	2
	12/31/2011	11.255	10.422	2
	12/31/2012	10.422	11.895	2
VISC 7 2.55%
	12/31/2008	N/A	6.839	5
	12/31/2009	6.839	8.760	1
	12/31/2010	8.760	11.002	3
	12/31/2011	11.002	10.147	3
	12/31/2012	10.147	11.535	1
VISC 8 2.85%
	12/31/2008	N/A	6.764	1
	12/31/2009	6.764	8.638	0
	12/31/2010	8.638	10.816	1
	12/31/2011	10.816	9.946	1
	12/31/2012	9.946	11.272	1
VISC 9 2.70%
	12/31/2008	N/A	6.801	0
	12/31/2009	6.801	8.699	0
	12/31/2010	8.699	10.908	0
	12/31/2011	10.908	10.046	0
	12/31/2012	10.046	11.403	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10 2.65%
	12/31/2007	N/A	12.352	0
	12/31/2008	12.352	6.814	1
	12/31/2009	6.814	8.719	10
	12/31/2010	8.719	10.940	16
	12/31/2011	10.940	10.080	16
	12/31/2012	10.080	11.447	14
VISI 11 1.80%
	12/31/2008	N/A	7.031	33
	12/31/2009	7.031	9.073	114
	12/31/2010	9.073	11.481	129
	12/31/2011	11.481	10.668	116
	12/31/2012	10.668	12.219	104
VISI 13 1.95%
	12/31/2009	N/A	9.010	26
	12/31/2010	9.010	11.383	30
	12/31/2011	11.383	10.562	36
	12/31/2012	10.562	12.079	46
VISI 14 2.80%
	12/31/2009	N/A	8.658	0
	12/31/2010	8.658	10.847	0
	12/31/2011	10.847	9.979	0
	12/31/2012	9.979	11.316	0
VISI 2 1.70%
	12/31/2007	N/A	12.670	9
	12/31/2008	12.670	7.056	11
	12/31/2009	7.056	9.116	6
	12/31/2010	9.116	11.546	31
	12/31/2011	11.546	10.739	48
	12/31/2012	10.739	12.313	161
VISI 3 2.10%
	12/31/2007	N/A	12.535	0
	12/31/2008	12.535	6.953	24
	12/31/2009	6.953	8.947	60
	12/31/2010	8.947	11.286	82
	12/31/2011	11.286	10.456	47
	12/31/2012	10.456	11.941	68
VISI 4 2.40%
	12/31/2007	N/A	12.435	0
	12/31/2008	12.435	6.877	6
	12/31/2009	6.877	8.822	6
	12/31/2010	8.822	11.096	9
	12/31/2011	11.096	10.249	5
	12/31/2012	10.249	11.669	4
VISI 5 2.25%
	12/31/2007	N/A	12.485	0
	12/31/2008	12.485	6.915	13
	12/31/2009	6.915	8.884	46
	12/31/2010	8.884	11.191	59
	12/31/2011	11.191	10.352	59
	12/31/2012	10.352	11.804	66

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6 2.55%
	12/31/2007	N/A	12.385	0
	12/31/2008	12.385	6.839	1
	12/31/2009	6.839	8.760	4
	12/31/2010	8.760	11.002	11
	12/31/2011	11.002	10.147	10
	12/31/2012	10.147	11.535	11
VISI 7 2.20%
	12/31/2007	N/A	12.502	0
	12/31/2008	12.502	6.928	61
	12/31/2009	6.928	8.905	90
	12/31/2010	8.905	11.223	101
	12/31/2011	11.223	10.387	103
	12/31/2012	10.387	11.849	81
VISI 8 2.50%
	12/31/2007	N/A	12.402	0
	12/31/2008	12.402	6.852	8
	12/31/2009	6.852	8.781	13
	12/31/2010	8.781	11.033	19
	12/31/2011	11.033	10.181	20
	12/31/2012	10.181	11.579	15
VISI 9 2.35%
	12/31/2007	N/A	12.452	0
	12/31/2008	12.452	6.890	55
	12/31/2009	6.890	8.843	106
	12/31/2010	8.843	11.127	147
	12/31/2011	11.127	10.283	134
	12/31/2012	10.283	11.714	128
VISL 1 1.65%
	12/31/2007	N/A	12.687	10
	12/31/2008	12.687	7.069	14
	12/31/2009	7.069	9.137	13
	12/31/2010	9.137	11.579	45
	12/31/2011	11.579	10.775	55
	12/31/2012	10.775	12.361	44
VISL 10 2.90%
	12/31/2007	N/A	12.270	0
	12/31/2008	12.270	6.752	16
	12/31/2009	6.752	8.618	24
	12/31/2010	8.618	10.785	23
	12/31/2011	10.785	9.913	24
	12/31/2012	9.913	11.229	32
VISL 11 2.05%
	12/31/2008	N/A	6.966	10
	12/31/2009	6.966	8.968	24
	12/31/2010	8.968	11.319	55
	12/31/2011	11.319	10.492	74
	12/31/2012	10.492	11.987	59
VISL 13 3.05%
	12/31/2009	N/A	8.558	0
	12/31/2010	8.558	10.694	0
	12/31/2011	10.694	9.814	0
	12/31/2012	9.814	11.101	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 14 2.20%
	12/31/2009	N/A	8.905	11
	12/31/2010	8.905	11.223	10
	12/31/2011	11.223	10.387	18
	12/31/2012	10.387	11.849	16
VISL 2 1.95%
	12/31/2007	N/A	12.585	3
	12/31/2008	12.585	6.992	11
	12/31/2009	6.992	9.010	6
	12/31/2010	9.010	11.383	26
	12/31/2011	11.383	10.562	19
	12/31/2012	10.562	12.079	16
VISL 3 2.35%
	12/31/2007	N/A	12.452	0
	12/31/2008	12.452	6.890	21
	12/31/2009	6.890	8.843	42
	12/31/2010	8.843	11.127	51
	12/31/2011	11.127	10.283	50
	12/31/2012	10.283	11.714	31
VISL 4 2.65%
	12/31/2007	N/A	12.352	0
	12/31/2008	12.352	6.814	1
	12/31/2009	6.814	8.719	8
	12/31/2010	8.719	10.940	5
	12/31/2011	10.940	10.080	5
	12/31/2012	10.080	11.447	9
VISL 5 2.50%
	12/31/2007	N/A	12.402	0
	12/31/2008	12.402	6.852	5
	12/31/2009	6.852	8.781	9
	12/31/2010	8.781	11.033	12
	12/31/2011	11.033	10.181	37
	12/31/2012	10.181	11.579	19
VISL 6 2.80%
	12/31/2007	N/A	12.303	0
	12/31/2008	12.303	6.777	0
	12/31/2009	6.777	8.658	3
	12/31/2010	8.658	10.847	3
	12/31/2011	10.847	9.979	3
	12/31/2012	9.979	11.316	6
VISL 7 2.45%
	12/31/2007	N/A	12.418	0
	12/31/2008	12.418	6.864	12
	12/31/2009	6.864	8.801	16
	12/31/2010	8.801	11.064	23
	12/31/2011	11.064	10.215	23
	12/31/2012	10.215	11.624	16
VISL 8 2.75%
	12/31/2007	N/A	12.319	0
	12/31/2008	12.319	6.789	12
	12/31/2009	6.789	8.679	23
	12/31/2010	8.679	10.878	21
	12/31/2011	10.878	10.012	20
	12/31/2012	10.012	11.359	15

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9 2.60%
	12/31/2007	N/A	12.369	0
	12/31/2008	12.369	6.827	23
	12/31/2009	6.827	8.740	30
	12/31/2010	8.740	10.971	45
	12/31/2011	10.971	10.113	39
	12/31/2012	10.113	11.491	25
AZL Pyramis Core Bond Fund
VISB 1 1.70%
	12/31/2012	N/A	10.006	0
VISB 10 2.95%
	12/31/2012	N/A	9.966	0
VISB 11 2.10%
	12/31/2012	N/A	9.993	0
VISB 13 3.10%
	12/31/2012	N/A	9.961	0
VISB 14 2.25%
	12/31/2012	N/A	9.988	0
VISB 2 2.00%
	12/31/2012	N/A	9.996	20
VISB 3 2.40%
	12/31/2012	N/A	9.984	0
VISB 4 2.70%
	12/31/2012	N/A	9.974	0
VISB 5 2.55%
	12/31/2012	N/A	9.979	4
VISB 6 2.85%
	12/31/2012	N/A	9.969	0
VISB 7 2.50%
	12/31/2012	N/A	9.980	0
VISB 8 2.80%
	12/31/2012	N/A	9.971	0
VISB 9 2.65%
	12/31/2012	N/A	9.976	0
VISC 1 2.45%
	12/31/2012	N/A	9.982	1
VISC 10 3.00%
	12/31/2012	N/A	9.965	0
VISC 11 2.30%
	12/31/2012	N/A	9.987	0
VISC 12 3.15%
	12/31/2012	N/A	9.960	0
VISC 13 1.75%
	12/31/2012	N/A	10.004	6
VISC 2 2.75%
	12/31/2012	N/A	9.972	0
VISC 3 2.60%
	12/31/2012	N/A	9.977	0
VISC 4 2.90%
	12/31/2012	N/A	9.968	0
VISC 5 2.15%
	12/31/2012	N/A	9.991	0
VISC 7 2.55%
	12/31/2012	N/A	9.979	0
VISC 8 2.85%
	12/31/2012	N/A	9.969	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 9 2.70%
	12/31/2012	N/A	9.974	0
VISI 10 2.65%
	12/31/2012	N/A	9.976	0
VISI 11 1.80%
	12/31/2012	N/A	10.003	0
VISI 13 1.95%
	12/31/2012	N/A	9.998	0
VISI 14 2.80%
	12/31/2012	N/A	9.971	0
VISI 2 1.70%
	12/31/2012	N/A	10.006	6
VISI 3 2.10%
	12/31/2012	N/A	9.993	2
VISI 4 2.40%
	12/31/2012	N/A	9.984	0
VISI 5 2.25%
	12/31/2012	N/A	9.988	1
VISI 6 2.55%
	12/31/2012	N/A	9.979	0
VISI 7 2.20%
	12/31/2012	N/A	9.990	2
VISI 8 2.50%
	12/31/2012	N/A	9.980	6
VISI 9 2.35%
	12/31/2012	N/A	9.985	0
VISL 1 1.65%
	12/31/2012	N/A	10.007	1
VISL 10 2.90%
	12/31/2012	N/A	9.968	0
VISL 11 2.05%
	12/31/2012	N/A	9.995	0
VISL 13 3.05%
	12/31/2012	N/A	9.963	0
VISL 14 2.20%
	12/31/2012	N/A	9.990	0
VISL 2 1.95%
	12/31/2012	N/A	9.998	0
VISL 3 2.35%
	12/31/2012	N/A	9.985	1
VISL 4 2.65%
	12/31/2012	N/A	9.976	0
VISL 5 2.50%
	12/31/2012	N/A	9.980	0
VISL 6 2.80%
	12/31/2012	N/A	9.971	0
VISL 7 2.45%
	12/31/2012	N/A	9.982	0
VISL 8 2.75%
	12/31/2012	N/A	9.972	0
VISL 9 2.60%
	12/31/2012	N/A	9.977	0

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL S&P 500 Index Fund
VISB 1 1.70%
	12/31/2007	N/A	9.862	141
	12/31/2008	9.862	6.048	419
	12/31/2009	6.048	7.454	344
	12/31/2010	7.454	8.396	127
	12/31/2011	8.396	8.383	205
	12/31/2012	8.383	9.512	186
VISB 10 2.95%
	12/31/2007	N/A	9.780	0
	12/31/2008	9.780	5.923	21
	12/31/2009	5.923	7.209	191
	12/31/2010	7.209	8.019	65
	12/31/2011	8.019	7.908	56
	12/31/2012	7.908	8.860	73
VISB 11 2.10%
	12/31/2008	N/A	6.008	80
	12/31/2009	6.008	7.375	861
	12/31/2010	7.375	8.274	1024
	12/31/2011	8.274	8.228	1137
	12/31/2012	8.228	9.298	1352
VISB 13 3.10%
	12/31/2009	N/A	7.180	125
	12/31/2010	7.180	7.975	0
	12/31/2011	7.975	7.853	0
	12/31/2012	7.853	8.785	0
VISB 14 2.25%
	12/31/2009	N/A	7.345	286
	12/31/2010	7.345	8.228	154
	12/31/2011	8.228	8.171	103
	12/31/2012	8.171	9.219	96
VISB 2 2.00%
	12/31/2007	N/A	9.842	29
	12/31/2008	9.842	6.018	155
	12/31/2009	6.018	7.394	95
	12/31/2010	7.394	8.304	90
	12/31/2011	8.304	8.267	146
	12/31/2012	8.267	9.351	149
VISB 3 2.40%
	12/31/2007	N/A	9.816	0
	12/31/2008	9.816	5.978	124
	12/31/2009	5.978	7.316	1007
	12/31/2010	7.316	8.183	985
	12/31/2011	8.183	8.114	956
	12/31/2012	8.114	9.141	900
VISB 4 2.70%
	12/31/2007	N/A	9.796	0
	12/31/2008	9.796	5.948	19
	12/31/2009	5.948	7.257	200
	12/31/2010	7.257	8.093	157
	12/31/2011	8.093	8.001	135
	12/31/2012	8.001	8.987	108

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 5 2.55%
	12/31/2007	N/A	9.806	0
	12/31/2008	9.806	5.963	33
	12/31/2009	5.963	7.286	484
	12/31/2010	7.286	8.138	682
	12/31/2011	8.138	8.057	635
	12/31/2012	8.057	9.064	584
VISB 6 2.85%
	12/31/2007	N/A	9.786	0
	12/31/2008	9.786	5.933	3
	12/31/2009	5.933	7.228	126
	12/31/2010	7.228	8.049	127
	12/31/2011	8.049	7.945	121
	12/31/2012	7.945	8.911	115
VISB 7 2.50%
	12/31/2007	N/A	9.809	0
	12/31/2008	9.809	5.968	215
	12/31/2009	5.968	7.296	811
	12/31/2010	7.296	8.153	768
	12/31/2011	8.153	8.076	689
	12/31/2012	8.076	9.090	630
VISB 8 2.80%
	12/31/2007	N/A	9.790	0
	12/31/2008	9.790	5.938	31
	12/31/2009	5.938	7.238	148
	12/31/2010	7.238	8.064	132
	12/31/2011	8.064	7.963	105
	12/31/2012	7.963	8.936	133
VISB 9 2.65%
	12/31/2007	N/A	9.799	0
	12/31/2008	9.799	5.953	156
	12/31/2009	5.953	7.267	604
	12/31/2010	7.267	8.108	443
	12/31/2011	8.108	8.019	413
	12/31/2012	8.019	9.012	379
VISC 1 2.45%
	12/31/2008	N/A	5.973	4
	12/31/2009	5.973	7.306	24
	12/31/2010	7.306	8.168	19
	12/31/2011	8.168	8.095	19
	12/31/2012	8.095	9.115	15
VISC 10 3.00%
	12/31/2008	N/A	5.918	1
	12/31/2009	5.918	7.199	7
	12/31/2010	7.199	8.005	1
	12/31/2011	8.005	7.889	1
	12/31/2012	7.889	8.835	18
VISC 11 2.30%
	12/31/2009	N/A	7.335	8
	12/31/2010	7.335	8.213	8
	12/31/2011	8.213	8.152	4
	12/31/2012	8.152	9.193	0

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 12 3.15%
	12/31/2009	N/A	7.170	0
	12/31/2010	7.170	7.961	0
	12/31/2011	7.961	7.834	0
	12/31/2012	7.834	8.760	0
VISC 13 1.75%
	12/31/2009	N/A	7.444	14
	12/31/2010	7.444	8.381	47
	12/31/2011	8.381	8.364	28
	12/31/2012	8.364	9.485	31
VISC 2 2.75%
	12/31/2008	N/A	5.943	0
	12/31/2009	5.943	7.248	2
	12/31/2010	7.248	8.079	0
	12/31/2011	8.079	7.982	0
	12/31/2012	7.982	8.961	0
VISC 3 2.60%
	12/31/2008	N/A	5.958	0
	12/31/2009	5.958	7.277	11
	12/31/2010	7.277	8.123	16
	12/31/2011	8.123	8.038	27
	12/31/2012	8.038	9.038	31
VISC 4 2.90%
	12/31/2008	N/A	5.928	0
	12/31/2009	5.928	7.219	0
	12/31/2010	7.219	8.034	0
	12/31/2011	8.034	7.926	0
	12/31/2012	7.926	8.885	0
VISC 5 2.15%
	12/31/2008	N/A	6.003	20
	12/31/2009	6.003	7.365	78
	12/31/2010	7.365	8.259	42
	12/31/2011	8.259	8.209	18
	12/31/2012	8.209	9.272	16
VISC 7 2.55%
	12/31/2008	N/A	5.963	4
	12/31/2009	5.963	7.286	34
	12/31/2010	7.286	8.138	24
	12/31/2011	8.138	8.057	18
	12/31/2012	8.057	9.064	18
VISC 8 2.85%
	12/31/2008	N/A	5.933	2
	12/31/2009	5.933	7.228	27
	12/31/2010	7.228	8.049	23
	12/31/2011	8.049	7.945	17
	12/31/2012	7.945	8.911	13
VISC 9 2.70%
	12/31/2008	N/A	5.948	63
	12/31/2009	5.948	7.257	122
	12/31/2010	7.257	8.093	126
	12/31/2011	8.093	8.001	77
	12/31/2012	8.001	8.987	59

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10 2.65%
	12/31/2007	N/A	9.799	0
	12/31/2008	9.799	5.953	156
	12/31/2009	5.953	7.267	500
	12/31/2010	7.267	8.108	284
	12/31/2011	8.108	8.019	262
	12/31/2012	8.019	9.012	240
VISI 11 1.80%
	12/31/2008	N/A	6.038	431
	12/31/2009	6.038	7.434	2386
	12/31/2010	7.434	8.366	2034
	12/31/2011	8.366	8.344	1828
	12/31/2012	8.344	9.458	1695
VISI 13 1.95%
	12/31/2009	N/A	7.404	1148
	12/31/2010	7.404	8.320	1062
	12/31/2011	8.320	8.286	968
	12/31/2012	8.286	9.378	977
VISI 14 2.80%
	12/31/2009	N/A	7.238	30
	12/31/2010	7.238	8.064	0
	12/31/2011	8.064	7.963	0
	12/31/2012	7.963	8.936	0
VISI 2 1.70%
	12/31/2007	N/A	9.862	30
	12/31/2008	9.862	6.048	52
	12/31/2009	6.048	7.454	250
	12/31/2010	7.454	8.396	432
	12/31/2011	8.396	8.383	466
	12/31/2012	8.383	9.512	420
VISI 3 2.10%
	12/31/2007	N/A	9.836	0
	12/31/2008	9.836	6.008	248
	12/31/2009	6.008	7.375	1260
	12/31/2010	7.375	8.274	1139
	12/31/2011	8.274	8.228	986
	12/31/2012	8.228	9.298	979
VISI 4 2.40%
	12/31/2007	N/A	9.816	0
	12/31/2008	9.816	5.978	14
	12/31/2009	5.978	7.316	228
	12/31/2010	7.316	8.183	107
	12/31/2011	8.183	8.114	101
	12/31/2012	8.114	9.141	108
VISI 5 2.25%
	12/31/2007	N/A	9.826	0
	12/31/2008	9.826	5.993	145
	12/31/2009	5.993	7.345	1062
	12/31/2010	7.345	8.228	1004
	12/31/2011	8.228	8.171	902
	12/31/2012	8.171	9.219	828

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6 2.55%
	12/31/2007	N/A	9.806	0
	12/31/2008	9.806	5.963	16
	12/31/2009	5.963	7.286	65
	12/31/2010	7.286	8.138	80
	12/31/2011	8.138	8.057	78
	12/31/2012	8.057	9.064	92
VISI 7 2.20%
	12/31/2007	N/A	9.829	0
	12/31/2008	9.829	5.998	299
	12/31/2009	5.998	7.355	1593
	12/31/2010	7.355	8.244	1630
	12/31/2011	8.244	8.190	1493
	12/31/2012	8.190	9.246	1520
VISI 8 2.50%
	12/31/2007	N/A	9.809	0
	12/31/2008	9.809	5.968	70
	12/31/2009	5.968	7.296	323
	12/31/2010	7.296	8.153	230
	12/31/2011	8.153	8.076	207
	12/31/2012	8.076	9.090	211
VISI 9 2.35%
	12/31/2007	N/A	9.819	0
	12/31/2008	9.819	5.983	847
	12/31/2009	5.983	7.326	1411
	12/31/2010	7.326	8.198	1297
	12/31/2011	8.198	8.133	1271
	12/31/2012	8.133	9.167	1403
VISL 1 1.65%
	12/31/2007	N/A	9.865	72
	12/31/2008	9.865	6.053	159
	12/31/2009	6.053	7.464	280
	12/31/2010	7.464	8.412	373
	12/31/2011	8.412	8.403	486
	12/31/2012	8.403	9.539	406
VISL 10 2.90%
	12/31/2007	N/A	9.783	0
	12/31/2008	9.783	5.928	17
	12/31/2009	5.928	7.219	259
	12/31/2010	7.219	8.034	179
	12/31/2011	8.034	7.926	174
	12/31/2012	7.926	8.885	181
VISL 11 2.05%
	12/31/2008	N/A	6.013	79
	12/31/2009	6.013	7.385	539
	12/31/2010	7.385	8.289	539
	12/31/2011	8.289	8.247	388
	12/31/2012	8.247	9.325	382
VISL 13 3.05%
	12/31/2009	N/A	7.190	9
	12/31/2010	7.190	7.990	0
	12/31/2011	7.990	7.871	0
	12/31/2012	7.871	8.810	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 14 2.20%
	12/31/2009	N/A	7.355	370
	12/31/2010	7.355	8.244	242
	12/31/2011	8.244	8.190	215
	12/31/2012	8.190	9.246	246
VISL 2 1.95%
	12/31/2007	N/A	9.846	41
	12/31/2008	9.846	6.023	59
	12/31/2009	6.023	7.404	69
	12/31/2010	7.404	8.320	73
	12/31/2011	8.320	8.286	93
	12/31/2012	8.286	9.378	102
VISL 3 2.35%
	12/31/2007	N/A	9.819	0
	12/31/2008	9.819	5.983	62
	12/31/2009	5.983	7.326	468
	12/31/2010	7.326	8.198	488
	12/31/2011	8.198	8.133	414
	12/31/2012	8.133	9.167	393
VISL 4 2.65%
	12/31/2007	N/A	9.799	0
	12/31/2008	9.799	5.953	2
	12/31/2009	5.953	7.267	184
	12/31/2010	7.267	8.108	169
	12/31/2011	8.108	8.019	143
	12/31/2012	8.019	9.012	123
VISL 5 2.50%
	12/31/2007	N/A	9.809	0
	12/31/2008	9.809	5.968	57
	12/31/2009	5.968	7.296	568
	12/31/2010	7.296	8.153	555
	12/31/2011	8.153	8.076	538
	12/31/2012	8.076	9.090	561
VISL 6 2.80%
	12/31/2007	N/A	9.790	0
	12/31/2008	9.790	5.938	1
	12/31/2009	5.938	7.238	44
	12/31/2010	7.238	8.064	41
	12/31/2011	8.064	7.963	40
	12/31/2012	7.963	8.936	39
VISL 7 2.45%
	12/31/2007	N/A	9.813	0
	12/31/2008	9.813	5.973	108
	12/31/2009	5.973	7.306	549
	12/31/2010	7.306	8.168	509
	12/31/2011	8.168	8.095	479
	12/31/2012	8.095	9.115	455
VISL 8 2.75%
	12/31/2007	N/A	9.793	0
	12/31/2008	9.793	5.943	20
	12/31/2009	5.943	7.248	265
	12/31/2010	7.248	8.079	192
	12/31/2011	8.079	7.982	209
	12/31/2012	7.982	8.961	142

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9 2.60%
	12/31/2007	N/A	9.803	0
	12/31/2008	9.803	5.958	101
	12/31/2009	5.958	7.277	643
	12/31/2010	7.277	8.123	568
	12/31/2011	8.123	8.038	485
	12/31/2012	8.038	9.038	543
AZL Schroder Emerging Markets Equity Fund CL 2
VISB 1 1.70%
	12/31/2007	N/A	13.388	298
	12/31/2008	13.388	6.333	441
	12/31/2009	6.333	10.695	86
	12/31/2010	10.695	11.818	100
	12/31/2011	11.818	9.612	104
	12/31/2012	9.612	11.438	91
VISB 10 2.95%
	12/31/2007	N/A	13.110	0
	12/31/2008	13.110	6.124	22
	12/31/2009	6.124	10.214	111
	12/31/2010	10.214	11.147	49
	12/31/2011	11.147	8.954	34
	12/31/2012	8.954	10.521	34
VISB 11 2.10%
	12/31/2008	N/A	6.265	28
	12/31/2009	6.265	10.538	149
	12/31/2010	10.538	11.599	173
	12/31/2011	11.599	9.397	159
	12/31/2012	9.397	11.136	145
VISB 13 3.10%
	12/31/2009	N/A	10.158	4
	12/31/2010	10.158	11.069	3
	12/31/2011	11.069	8.878	0
	12/31/2012	8.878	10.417	0
VISB 14 2.25%
	12/31/2009	N/A	10.480	31
	12/31/2010	10.480	11.518	52
	12/31/2011	11.518	9.317	37
	12/31/2012	9.317	11.025	33
VISB 2 2.00%
	12/31/2007	N/A	13.321	107
	12/31/2008	13.321	6.282	146
	12/31/2009	6.282	10.577	80
	12/31/2010	10.577	11.654	109
	12/31/2011	11.654	9.450	97
	12/31/2012	9.450	11.211	92
VISB 3 2.40%
	12/31/2007	N/A	13.232	0
	12/31/2008	13.232	6.215	151
	12/31/2009	6.215	10.423	560
	12/31/2010	10.423	11.437	486
	12/31/2011	11.437	9.238	337
	12/31/2012	9.238	10.915	292

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4 2.70%
	12/31/2007	N/A	13.165	0
	12/31/2008	13.165	6.165	28
	12/31/2009	6.165	10.308	93
	12/31/2010	10.308	11.278	87
	12/31/2011	11.278	9.082	71
	12/31/2012	9.082	10.699	69
VISB 5 2.55%
	12/31/2007	N/A	13.198	0
	12/31/2008	13.198	6.190	83
	12/31/2009	6.190	10.365	180
	12/31/2010	10.365	11.357	190
	12/31/2011	11.357	9.160	207
	12/31/2012	9.160	10.806	187
VISB 6 2.85%
	12/31/2007	N/A	13.132	0
	12/31/2008	13.132	6.140	10
	12/31/2009	6.140	10.251	54
	12/31/2010	10.251	11.199	46
	12/31/2011	11.199	9.005	52
	12/31/2012	9.005	10.592	47
VISB 7 2.50%
	12/31/2007	N/A	13.209	0
	12/31/2008	13.209	6.198	151
	12/31/2009	6.198	10.384	192
	12/31/2010	10.384	11.384	218
	12/31/2011	11.384	9.186	243
	12/31/2012	9.186	10.843	230
VISB 8 2.80%
	12/31/2007	N/A	13.143	0
	12/31/2008	13.143	6.149	44
	12/31/2009	6.149	10.270	97
	12/31/2010	10.270	11.225	116
	12/31/2011	11.225	9.030	111
	12/31/2012	9.030	10.627	95
VISB 9 2.65%
	12/31/2007	N/A	13.176	0
	12/31/2008	13.176	6.173	85
	12/31/2009	6.173	10.327	163
	12/31/2010	10.327	11.304	153
	12/31/2011	11.304	9.108	152
	12/31/2012	9.108	10.734	135
VISC 1 2.45%
	12/31/2008	N/A	6.207	5
	12/31/2009	6.207	10.404	14
	12/31/2010	10.404	11.411	11
	12/31/2011	11.411	9.212	11
	12/31/2012	9.212	10.879	10
VISC 10 3.00%
	12/31/2008	N/A	6.116	4
	12/31/2009	6.116	10.196	4
	12/31/2010	10.196	11.122	7
	12/31/2011	11.122	8.929	0
	12/31/2012	8.929	10.487	2

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 11 2.30%
	12/31/2009	N/A	10.461	6
	12/31/2010	10.461	11.491	9
	12/31/2011	11.491	9.290	8
	12/31/2012	9.290	10.988	8
VISC 12 3.15%
	12/31/2009	N/A	10.139	2
	12/31/2010	10.139	11.043	0
	12/31/2011	11.043	8.853	0
	12/31/2012	8.853	10.382	0
VISC 13 1.75%
	12/31/2009	N/A	10.675	1
	12/31/2010	10.675	11.791	20
	12/31/2011	11.791	9.585	30
	12/31/2012	9.585	11.400	25
VISC 2 2.75%
	12/31/2008	N/A	6.157	2
	12/31/2009	6.157	10.289	1
	12/31/2010	10.289	11.252	1
	12/31/2011	11.252	9.056	1
	12/31/2012	9.056	10.663	1
VISC 3 2.60%
	12/31/2008	N/A	6.182	3
	12/31/2009	6.182	10.346	39
	12/31/2010	10.346	11.331	27
	12/31/2011	11.331	9.134	24
	12/31/2012	9.134	10.770	23
VISC 4 2.90%
	12/31/2008	N/A	6.132	0
	12/31/2009	6.132	10.233	1
	12/31/2010	10.233	11.173	1
	12/31/2011	11.173	8.979	1
	12/31/2012	8.979	10.557	1
VISC 5 2.15%
	12/31/2008	N/A	6.257	3
	12/31/2009	6.257	10.519	18
	12/31/2010	10.519	11.573	19
	12/31/2011	11.573	9.370	16
	12/31/2012	9.370	11.100	15
VISC 7 2.55%
	12/31/2008	N/A	6.190	7
	12/31/2009	6.190	10.365	27
	12/31/2010	10.365	11.357	17
	12/31/2011	11.357	9.160	15
	12/31/2012	9.160	10.806	11
VISC 8 2.85%
	12/31/2008	N/A	6.140	5
	12/31/2009	6.140	10.251	17
	12/31/2010	10.251	11.199	17
	12/31/2011	11.199	9.005	15
	12/31/2012	9.005	10.592	14

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 9 2.70%
	12/31/2008	N/A	6.165	14
	12/31/2009	6.165	10.308	26
	12/31/2010	10.308	11.278	27
	12/31/2011	11.278	9.082	15
	12/31/2012	9.082	10.699	12
VISI 10 2.65%
	12/31/2007	N/A	13.176	0
	12/31/2008	13.176	6.173	31
	12/31/2009	6.173	10.327	53
	12/31/2010	10.327	11.304	47
	12/31/2011	11.304	9.108	40
	12/31/2012	9.108	10.734	39
VISI 11 1.80%
	12/31/2008	N/A	6.316	137
	12/31/2009	6.316	10.656	294
	12/31/2010	10.656	11.763	325
	12/31/2011	11.763	9.558	316
	12/31/2012	9.558	11.362	251
VISI 13 1.95%
	12/31/2009	N/A	10.597	104
	12/31/2010	10.597	11.681	141
	12/31/2011	11.681	9.477	122
	12/31/2012	9.477	11.249	121
VISI 14 2.80%
	12/31/2009	N/A	10.270	10
	12/31/2010	10.270	11.225	0
	12/31/2011	11.225	9.030	0
	12/31/2012	9.030	10.627	0
VISI 2 1.70%
	12/31/2007	N/A	13.388	65
	12/31/2008	13.388	6.333	79
	12/31/2009	6.333	10.695	126
	12/31/2010	10.695	11.818	154
	12/31/2011	11.818	9.612	170
	12/31/2012	9.612	11.438	148
VISI 3 2.10%
	12/31/2007	N/A	13.298	0
	12/31/2008	13.298	6.265	222
	12/31/2009	6.265	10.538	411
	12/31/2010	10.538	11.599	432
	12/31/2011	11.599	9.397	454
	12/31/2012	9.397	11.136	426
VISI 4 2.40%
	12/31/2007	N/A	13.232	0
	12/31/2008	13.232	6.215	67
	12/31/2009	6.215	10.423	94
	12/31/2010	10.423	11.437	83
	12/31/2011	11.437	9.238	82
	12/31/2012	9.238	10.915	77

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 5 2.25%
	12/31/2007	N/A	13.265	0
	12/31/2008	13.265	6.240	140
	12/31/2009	6.240	10.480	276
	12/31/2010	10.480	11.518	338
	12/31/2011	11.518	9.317	368
	12/31/2012	9.317	11.025	314
VISI 6 2.55%
	12/31/2007	N/A	13.198	0
	12/31/2008	13.198	6.190	7
	12/31/2009	6.190	10.365	19
	12/31/2010	10.365	11.357	25
	12/31/2011	11.357	9.160	22
	12/31/2012	9.160	10.806	21
VISI 7 2.20%
	12/31/2007	N/A	13.276	0
	12/31/2008	13.276	6.248	297
	12/31/2009	6.248	10.500	417
	12/31/2010	10.500	11.545	555
	12/31/2011	11.545	9.343	560
	12/31/2012	9.343	11.062	502
VISI 8 2.50%
	12/31/2007	N/A	13.209	0
	12/31/2008	13.209	6.198	75
	12/31/2009	6.198	10.384	142
	12/31/2010	10.384	11.384	122
	12/31/2011	11.384	9.186	133
	12/31/2012	9.186	10.843	106
VISI 9 2.35%
	12/31/2007	N/A	13.243	0
	12/31/2008	13.243	6.223	282
	12/31/2009	6.223	10.442	482
	12/31/2010	10.442	11.464	545
	12/31/2011	11.464	9.264	518
	12/31/2012	9.264	10.952	474
VISL 1 1.65%
	12/31/2007	N/A	13.399	121
	12/31/2008	13.399	6.341	205
	12/31/2009	6.341	10.714	84
	12/31/2010	10.714	11.846	300
	12/31/2011	11.846	9.640	345
	12/31/2012	9.640	11.476	301
VISL 10 2.90%
	12/31/2007	N/A	13.121	0
	12/31/2008	13.121	6.132	42
	12/31/2009	6.132	10.233	66
	12/31/2010	10.233	11.173	61
	12/31/2011	11.173	8.979	58
	12/31/2012	8.979	10.557	57
VISL 11 2.05%
	12/31/2008	N/A	6.274	56
	12/31/2009	6.274	10.558	124
	12/31/2010	10.558	11.627	161
	12/31/2011	11.627	9.424	177
	12/31/2012	9.424	11.174	182

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 13 3.05%
	12/31/2009	N/A	10.177	7
	12/31/2010	10.177	11.095	0
	12/31/2011	11.095	8.903	0
	12/31/2012	8.903	10.452	0
VISL 14 2.20%
	12/31/2009	N/A	10.500	30
	12/31/2010	10.500	11.545	42
	12/31/2011	11.545	9.343	49
	12/31/2012	9.343	11.062	40
VISL 2 1.95%
	12/31/2007	N/A	13.332	70
	12/31/2008	13.332	6.290	75
	12/31/2009	6.290	10.597	19
	12/31/2010	10.597	11.681	68
	12/31/2011	11.681	9.477	94
	12/31/2012	9.477	11.249	85
VISL 3 2.35%
	12/31/2007	N/A	13.243	0
	12/31/2008	13.243	6.223	76
	12/31/2009	6.223	10.442	179
	12/31/2010	10.442	11.464	213
	12/31/2011	11.464	9.264	221
	12/31/2012	9.264	10.952	194
VISL 4 2.65%
	12/31/2007	N/A	13.176	0
	12/31/2008	13.176	6.173	24
	12/31/2009	6.173	10.327	51
	12/31/2010	10.327	11.304	54
	12/31/2011	11.304	9.108	52
	12/31/2012	9.108	10.734	50
VISL 5 2.50%
	12/31/2007	N/A	13.209	0
	12/31/2008	13.209	6.198	59
	12/31/2009	6.198	10.384	121
	12/31/2010	10.384	11.384	131
	12/31/2011	11.384	9.186	155
	12/31/2012	9.186	10.843	140
VISL 6 2.80%
	12/31/2007	N/A	13.143	0
	12/31/2008	13.143	6.149	5
	12/31/2009	6.149	10.270	28
	12/31/2010	10.270	11.225	28
	12/31/2011	11.225	9.030	27
	12/31/2012	9.030	10.627	32
VISL 7 2.45%
	12/31/2007	N/A	13.221	0
	12/31/2008	13.221	6.207	112
	12/31/2009	6.207	10.404	123
	12/31/2010	10.404	11.411	152
	12/31/2011	11.411	9.212	155
	12/31/2012	9.212	10.879	139

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 8 2.75%
	12/31/2007	N/A	13.154	0
	12/31/2008	13.154	6.157	42
	12/31/2009	6.157	10.289	83
	12/31/2010	10.289	11.252	62
	12/31/2011	11.252	9.056	72
	12/31/2012	9.056	10.663	61
VISL 9 2.60%
	12/31/2007	N/A	13.187	0
	12/31/2008	13.187	6.182	107
	12/31/2009	6.182	10.346	138
	12/31/2010	10.346	11.331	183
	12/31/2011	11.331	9.134	206
	12/31/2012	9.134	10.770	167
AZL Small Cap Stock Index Fund
VISB 1 1.70%
	12/31/2007	N/A	9.310	84
	12/31/2008	9.310	6.321	95
	12/31/2009	6.321	7.758	29
	12/31/2010	7.758	9.571	49
	12/31/2011	9.571	9.438	51
	12/31/2012	9.438	10.746	42
VISB 10 2.95%
	12/31/2007	N/A	9.233	0
	12/31/2008	9.233	6.190	3
	12/31/2009	6.190	7.503	89
	12/31/2010	7.503	9.142	5
	12/31/2011	9.142	8.903	5
	12/31/2012	8.903	10.009	5
VISB 11 2.10%
	12/31/2008	N/A	6.279	29
	12/31/2009	6.279	7.676	311
	12/31/2010	7.676	9.432	337
	12/31/2011	9.432	9.263	321
	12/31/2012	9.263	10.504	357
VISB 13 3.10%
	12/31/2009	N/A	7.473	1
	12/31/2010	7.473	9.092	0
	12/31/2011	9.092	8.841	0
	12/31/2012	8.841	9.925	0
VISB 14 2.25%
	12/31/2009	N/A	7.645	32
	12/31/2010	7.645	9.380	32
	12/31/2011	9.380	9.199	25
	12/31/2012	9.199	10.415	22
VISB 2 2.00%
	12/31/2007	N/A	9.292	14
	12/31/2008	9.292	6.289	17
	12/31/2009	6.289	7.696	9
	12/31/2010	7.696	9.467	17
	12/31/2011	9.467	9.307	28
	12/31/2012	9.307	10.564	32

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 3 2.40%
	12/31/2007	N/A	9.267	0
	12/31/2008	9.267	6.247	84
	12/31/2009	6.247	7.614	233
	12/31/2010	7.614	9.328	210
	12/31/2011	9.328	9.134	212
	12/31/2012	9.134	10.327	189
VISB 4 2.70%
	12/31/2007	N/A	9.248	0
	12/31/2008	9.248	6.216	3
	12/31/2009	6.216	7.553	47
	12/31/2010	7.553	9.226	24
	12/31/2011	9.226	9.007	27
	12/31/2012	9.007	10.152	17
VISB 5 2.55%
	12/31/2007	N/A	9.257	0
	12/31/2008	9.257	6.232	16
	12/31/2009	6.232	7.584	71
	12/31/2010	7.584	9.277	75
	12/31/2011	9.277	9.071	74
	12/31/2012	9.071	10.239	70
VISB 6 2.85%
	12/31/2007	N/A	9.239	0
	12/31/2008	9.239	6.200	0
	12/31/2009	6.200	7.523	5
	12/31/2010	7.523	9.175	4
	12/31/2011	9.175	8.944	4
	12/31/2012	8.944	10.066	3
VISB 7 2.50%
	12/31/2007	N/A	9.261	0
	12/31/2008	9.261	6.237	55
	12/31/2009	6.237	7.594	96
	12/31/2010	7.594	9.294	96
	12/31/2011	9.294	9.092	92
	12/31/2012	9.092	10.268	82
VISB 8 2.80%
	12/31/2007	N/A	9.242	0
	12/31/2008	9.242	6.206	7
	12/31/2009	6.206	7.533	23
	12/31/2010	7.533	9.192	54
	12/31/2011	9.192	8.965	46
	12/31/2012	8.965	10.095	49
VISB 9 2.65%
	12/31/2007	N/A	9.251	0
	12/31/2008	9.251	6.221	36
	12/31/2009	6.221	7.563	78
	12/31/2010	7.563	9.243	80
	12/31/2011	9.243	9.028	74
	12/31/2012	9.028	10.181	68
VISC 1 2.45%
	12/31/2008	N/A	6.242	2
	12/31/2009	6.242	7.604	4
	12/31/2010	7.604	9.311	9
	12/31/2011	9.311	9.113	3
	12/31/2012	9.113	10.298	4

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 10 3.00%
	12/31/2008	N/A	6.185	1
	12/31/2009	6.185	7.493	1
	12/31/2010	7.493	9.125	0
	12/31/2011	9.125	8.882	0
	12/31/2012	8.882	9.981	2
VISC 11 2.30%
	12/31/2009	N/A	7.635	3
	12/31/2010	7.635	9.363	0
	12/31/2011	9.363	9.177	0
	12/31/2012	9.177	10.386	0
VISC 12 3.15%
	12/31/2009	N/A	7.463	0
	12/31/2010	7.463	9.075	0
	12/31/2011	9.075	8.820	0
	12/31/2012	8.820	9.896	0
VISC 13 1.75%
	12/31/2009	N/A	7.748	0
	12/31/2010	7.748	9.554	16
	12/31/2011	9.554	9.416	18
	12/31/2012	9.416	10.715	11
VISC 2 2.75%
	12/31/2008	N/A	6.211	0
	12/31/2009	6.211	7.543	0
	12/31/2010	7.543	9.209	0
	12/31/2011	9.209	8.986	0
	12/31/2012	8.986	10.124	0
VISC 3 2.60%
	12/31/2008	N/A	6.226	0
	12/31/2009	6.226	7.574	2
	12/31/2010	7.574	9.260	2
	12/31/2011	9.260	9.050	7
	12/31/2012	9.050	10.210	7
VISC 4 2.90%
	12/31/2008	N/A	6.195	0
	12/31/2009	6.195	7.513	2
	12/31/2010	7.513	9.159	1
	12/31/2011	9.159	8.924	1
	12/31/2012	8.924	10.038	1
VISC 5 2.15%
	12/31/2008	N/A	6.273	3
	12/31/2009	6.273	7.665	16
	12/31/2010	7.665	9.415	12
	12/31/2011	9.415	9.242	12
	12/31/2012	9.242	10.474	9
VISC 7 2.55%
	12/31/2008	N/A	6.232	3
	12/31/2009	6.232	7.584	4
	12/31/2010	7.584	9.277	1
	12/31/2011	9.277	9.071	1
	12/31/2012	9.071	10.239	5

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 8 2.85%
	12/31/2008	N/A	6.200	1
	12/31/2009	6.200	7.523	1
	12/31/2010	7.523	9.175	0
	12/31/2011	9.175	8.944	0
	12/31/2012	8.944	10.066	0
VISC 9 2.70%
	12/31/2008	N/A	6.216	12
	12/31/2009	6.216	7.553	20
	12/31/2010	7.553	9.226	18
	12/31/2011	9.226	9.007	9
	12/31/2012	9.007	10.152	9
VISI 10 2.65%
	12/31/2007	N/A	9.251	0
	12/31/2008	9.251	6.221	12
	12/31/2009	6.221	7.563	53
	12/31/2010	7.563	9.243	18
	12/31/2011	9.243	9.028	20
	12/31/2012	9.028	10.181	20
VISI 11 1.80%
	12/31/2008	N/A	6.310	155
	12/31/2009	6.310	7.737	314
	12/31/2010	7.737	9.536	310
	12/31/2011	9.536	9.394	282
	12/31/2012	9.394	10.685	248
VISI 13 1.95%
	12/31/2009	N/A	7.706	116
	12/31/2010	7.706	9.484	117
	12/31/2011	9.484	9.329	113
	12/31/2012	9.329	10.594	106
VISI 14 2.80%
	12/31/2009	N/A	7.533	18
	12/31/2010	7.533	9.192	0
	12/31/2011	9.192	8.965	0
	12/31/2012	8.965	10.095	0
VISI 2 1.70%
	12/31/2007	N/A	9.310	18
	12/31/2008	9.310	6.321	33
	12/31/2009	6.321	7.758	45
	12/31/2010	7.758	9.571	98
	12/31/2011	9.571	9.438	150
	12/31/2012	9.438	10.746	109
VISI 3 2.10%
	12/31/2007	N/A	9.285	0
	12/31/2008	9.285	6.279	101
	12/31/2009	6.279	7.676	159
	12/31/2010	7.676	9.432	153
	12/31/2011	9.432	9.263	164
	12/31/2012	9.263	10.504	139
VISI 4 2.40%
	12/31/2007	N/A	9.267	0
	12/31/2008	9.267	6.247	0
	12/31/2009	6.247	7.614	7
	12/31/2010	7.614	9.328	6
	12/31/2011	9.328	9.134	12
	12/31/2012	9.134	10.327	13

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 5 2.25%
	12/31/2007	N/A	9.276	0
	12/31/2008	9.276	6.263	87
	12/31/2009	6.263	7.645	155
	12/31/2010	7.645	9.380	152
	12/31/2011	9.380	9.199	166
	12/31/2012	9.199	10.415	158
VISI 6 2.55%
	12/31/2007	N/A	9.257	0
	12/31/2008	9.257	6.232	2
	12/31/2009	6.232	7.584	12
	12/31/2010	7.584	9.277	12
	12/31/2011	9.277	9.071	9
	12/31/2012	9.071	10.239	11
VISI 7 2.20%
	12/31/2007	N/A	9.279	0
	12/31/2008	9.279	6.268	139
	12/31/2009	6.268	7.655	245
	12/31/2010	7.655	9.397	262
	12/31/2011	9.397	9.220	233
	12/31/2012	9.220	10.445	229
VISI 8 2.50%
	12/31/2007	N/A	9.261	0
	12/31/2008	9.261	6.237	22
	12/31/2009	6.237	7.594	62
	12/31/2010	7.594	9.294	48
	12/31/2011	9.294	9.092	40
	12/31/2012	9.092	10.268	38
VISI 9 2.35%
	12/31/2007	N/A	9.270	0
	12/31/2008	9.270	6.252	155
	12/31/2009	6.252	7.624	264
	12/31/2010	7.624	9.346	224
	12/31/2011	9.346	9.156	211
	12/31/2012	9.156	10.356	218
VISL 1 1.65%
	12/31/2007	N/A	9.314	60
	12/31/2008	9.314	6.326	76
	12/31/2009	6.326	7.768	30
	12/31/2010	7.768	9.589	71
	12/31/2011	9.589	9.460	152
	12/31/2012	9.460	10.776	152
VISL 10 2.90%
	12/31/2007	N/A	9.236	0
	12/31/2008	9.236	6.195	12
	12/31/2009	6.195	7.513	33
	12/31/2010	7.513	9.159	23
	12/31/2011	9.159	8.924	24
	12/31/2012	8.924	10.038	24
VISL 11 2.05%
	12/31/2008	N/A	6.284	33
	12/31/2009	6.284	7.686	101
	12/31/2010	7.686	9.449	103
	12/31/2011	9.449	9.285	107
	12/31/2012	9.285	10.534	117

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 13 3.05%
	12/31/2009	N/A	7.483	3
	12/31/2010	7.483	9.108	0
	12/31/2011	9.108	8.861	0
	12/31/2012	8.861	9.953	0
VISL 14 2.20%
	12/31/2009	N/A	7.655	27
	12/31/2010	7.655	9.397	24
	12/31/2011	9.397	9.220	23
	12/31/2012	9.220	10.445	46
VISL 2 1.95%
	12/31/2007	N/A	9.295	11
	12/31/2008	9.295	6.294	13
	12/31/2009	6.294	7.706	4
	12/31/2010	7.706	9.484	32
	12/31/2011	9.484	9.329	45
	12/31/2012	9.329	10.594	41
VISL 3 2.35%
	12/31/2007	N/A	9.270	0
	12/31/2008	9.270	6.252	33
	12/31/2009	6.252	7.624	54
	12/31/2010	7.624	9.346	62
	12/31/2011	9.346	9.156	56
	12/31/2012	9.156	10.356	52
VISL 4 2.65%
	12/31/2007	N/A	9.251	0
	12/31/2008	9.251	6.221	10
	12/31/2009	6.221	7.563	11
	12/31/2010	7.563	9.243	21
	12/31/2011	9.243	9.028	17
	12/31/2012	9.028	10.181	16
VISL 5 2.50%
	12/31/2007	N/A	9.261	0
	12/31/2008	9.261	6.237	21
	12/31/2009	6.237	7.594	47
	12/31/2010	7.594	9.294	47
	12/31/2011	9.294	9.092	49
	12/31/2012	9.092	10.268	68
VISL 6 2.80%
	12/31/2007	N/A	9.242	0
	12/31/2008	9.242	6.206	1
	12/31/2009	6.206	7.533	12
	12/31/2010	7.533	9.192	6
	12/31/2011	9.192	8.965	8
	12/31/2012	8.965	10.095	10
VISL 7 2.45%
	12/31/2007	N/A	9.264	0
	12/31/2008	9.264	6.242	55
	12/31/2009	6.242	7.604	99
	12/31/2010	7.604	9.311	98
	12/31/2011	9.311	9.113	87
	12/31/2012	9.113	10.298	75

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 8 2.75%
	12/31/2007	N/A	9.245	0
	12/31/2008	9.245	6.211	23
	12/31/2009	6.211	7.543	53
	12/31/2010	7.543	9.209	26
	12/31/2011	9.209	8.986	28
	12/31/2012	8.986	10.124	20
VISL 9 2.60%
	12/31/2007	N/A	9.254	0
	12/31/2008	9.254	6.226	75
	12/31/2009	6.226	7.574	130
	12/31/2010	7.574	9.260	145
	12/31/2011	9.260	9.050	134
	12/31/2012	9.050	10.210	123
BlackRock Global Allocation V.I. Fund
VISB 1 1.70%
	12/31/2008	N/A	7.903	258
	12/31/2009	7.903	9.396	571
	12/31/2010	9.396	10.139	4752
	12/31/2011	10.139	9.605	6190
	12/31/2012	9.605	10.384	5765
VISB 10 2.95%
	12/31/2008	N/A	7.837	52
	12/31/2009	7.837	9.201	459
	12/31/2010	9.201	9.806	515
	12/31/2011	9.806	9.175	475
	12/31/2012	9.175	9.794	451
VISB 11 2.10%
	12/31/2008	N/A	7.882	135
	12/31/2009	7.882	9.333	540
	12/31/2010	9.333	10.031	740
	12/31/2011	10.031	9.465	798
	12/31/2012	9.465	10.191	975
VISB 13 3.10%
	12/31/2009	N/A	9.178	115
	12/31/2010	9.178	9.767	156
	12/31/2011	9.767	9.124	129
	12/31/2012	9.124	9.726	134
VISB 14 2.25%
	12/31/2009	N/A	9.310	362
	12/31/2010	9.310	9.991	308
	12/31/2011	9.991	9.414	288
	12/31/2012	9.414	10.120	291
VISB 2 2.00%
	12/31/2008	N/A	7.888	110
	12/31/2009	7.888	9.349	641
	12/31/2010	9.349	10.058	2193
	12/31/2011	10.058	9.500	2432
	12/31/2012	9.500	10.239	2359
VISB 3 2.40%
	12/31/2008	N/A	7.866	179
	12/31/2009	7.866	9.286	716
	12/31/2010	9.286	9.951	849
	12/31/2011	9.951	9.362	573
	12/31/2012	9.362	10.049	731

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4 2.70%
	12/31/2008	N/A	7.851	14
	12/31/2009	7.851	9.240	70
	12/31/2010	9.240	9.871	75
	12/31/2011	9.871	9.259	109
	12/31/2012	9.259	9.910	95
VISB 5 2.55%
	12/31/2008	N/A	7.858	74
	12/31/2009	7.858	9.263	404
	12/31/2010	9.263	9.911	390
	12/31/2011	9.911	9.310	483
	12/31/2012	9.310	9.979	444
VISB 6 2.85%
	12/31/2008	N/A	7.843	20
	12/31/2009	7.843	9.217	38
	12/31/2010	9.217	9.832	39
	12/31/2011	9.832	9.209	61
	12/31/2012	9.209	9.840	65
VISB 7 2.50%
	12/31/2008	N/A	7.861	301
	12/31/2009	7.861	9.271	505
	12/31/2010	9.271	9.924	554
	12/31/2011	9.924	9.328	617
	12/31/2012	9.328	10.003	601
VISB 8 2.80%
	12/31/2008	N/A	7.845	148
	12/31/2009	7.845	9.224	1060
	12/31/2010	9.224	9.845	1019
	12/31/2011	9.845	9.225	958
	12/31/2012	9.225	9.863	986
VISB 9 2.65%
	12/31/2008	N/A	7.853	308
	12/31/2009	7.853	9.248	1458
	12/31/2010	9.248	9.885	1650
	12/31/2011	9.885	9.276	1603
	12/31/2012	9.276	9.933	1626
VISC 1 2.45%
	12/31/2008	N/A	7.864	41
	12/31/2009	7.864	9.278	37
	12/31/2010	9.278	9.938	47
	12/31/2011	9.938	9.345	40
	12/31/2012	9.345	10.026	27
VISC 10 3.00%
	12/31/2008	N/A	7.835	66
	12/31/2009	7.835	9.194	43
	12/31/2010	9.194	9.793	84
	12/31/2011	9.793	9.158	66
	12/31/2012	9.158	9.772	37
VISC 11 2.30%
	12/31/2009	N/A	9.302	42
	12/31/2010	9.302	9.978	48
	12/31/2011	9.978	9.396	41
	12/31/2012	9.396	10.097	8

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 12 3.15%
	12/31/2009	N/A	9.171	12
	12/31/2010	9.171	9.753	18
	12/31/2011	9.753	9.108	25
	12/31/2012	9.108	9.703	18
VISC 13 1.75%
	12/31/2009	N/A	9.388	64
	12/31/2010	9.388	10.125	811
	12/31/2011	10.125	9.588	2283
	12/31/2012	9.588	10.360	1902
VISC 2 2.75%
	12/31/2008	N/A	7.848	2
	12/31/2009	7.848	9.232	1
	12/31/2010	9.232	9.858	1
	12/31/2011	9.858	9.242	1
	12/31/2012	9.242	9.886	0
VISC 3 2.60%
	12/31/2008	N/A	7.856	66
	12/31/2009	7.856	9.255	9
	12/31/2010	9.255	9.898	14
	12/31/2011	9.898	9.293	15
	12/31/2012	9.293	9.956	9
VISC 4 2.90%
	12/31/2008	N/A	7.840	0
	12/31/2009	7.840	9.209	0
	12/31/2010	9.209	9.819	0
	12/31/2011	9.819	9.192	0
	12/31/2012	9.192	9.817	0
VISC 5 2.15%
	12/31/2008	N/A	7.880	53
	12/31/2009	7.880	9.325	68
	12/31/2010	9.325	10.018	74
	12/31/2011	10.018	9.448	58
	12/31/2012	9.448	10.168	60
VISC 7 2.55%
	12/31/2008	N/A	7.858	68
	12/31/2009	7.858	9.263	45
	12/31/2010	9.263	9.911	39
	12/31/2011	9.911	9.310	43
	12/31/2012	9.310	9.979	41
VISC 8 2.85%
	12/31/2008	N/A	7.843	38
	12/31/2009	7.843	9.217	175
	12/31/2010	9.217	9.832	176
	12/31/2011	9.832	9.209	135
	12/31/2012	9.209	9.840	133
VISC 9 2.70%
	12/31/2008	N/A	7.851	108
	12/31/2009	7.851	9.240	163
	12/31/2010	9.240	9.871	194
	12/31/2011	9.871	9.259	209
	12/31/2012	9.259	9.910	185

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10 2.65%
	12/31/2008	N/A	7.853	101
	12/31/2009	7.853	9.248	1039
	12/31/2010	9.248	9.885	1143
	12/31/2011	9.885	9.276	1237
	12/31/2012	9.276	9.933	1275
VISI 11 1.80%
	12/31/2008	N/A	7.898	681
	12/31/2009	7.898	9.380	2077
	12/31/2010	9.380	10.112	2389
	12/31/2011	10.112	9.570	2320
	12/31/2012	9.570	10.335	2270
VISI 13 1.95%
	12/31/2009	N/A	9.356	1183
	12/31/2010	9.356	10.071	1262
	12/31/2011	10.071	9.518	1176
	12/31/2012	9.518	10.263	1109
VISI 14 2.80%
	12/31/2009	N/A	9.224	537
	12/31/2010	9.224	9.845	736
	12/31/2011	9.845	9.225	731
	12/31/2012	9.225	9.863	751
VISI 2 1.70%
	12/31/2008	N/A	7.903	78
	12/31/2009	7.903	9.396	1085
	12/31/2010	9.396	10.139	5832
	12/31/2011	10.139	9.605	6958
	12/31/2012	9.605	10.384	6772
VISI 3 2.10%
	12/31/2008	N/A	7.882	665
	12/31/2009	7.882	9.333	1159
	12/31/2010	9.333	10.031	1350
	12/31/2011	10.031	9.465	1529
	12/31/2012	9.465	10.191	1524
VISI 4 2.40%
	12/31/2008	N/A	7.866	56
	12/31/2009	7.866	9.286	93
	12/31/2010	9.286	9.951	179
	12/31/2011	9.951	9.362	193
	12/31/2012	9.362	10.049	194
VISI 5 2.25%
	12/31/2008	N/A	7.874	411
	12/31/2009	7.874	9.310	985
	12/31/2010	9.310	9.991	1117
	12/31/2011	9.991	9.414	1393
	12/31/2012	9.414	10.120	1386
VISI 6 2.55%
	12/31/2008	N/A	7.858	21
	12/31/2009	7.858	9.263	65
	12/31/2010	9.263	9.911	85
	12/31/2011	9.911	9.310	91
	12/31/2012	9.310	9.979	97

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 7 2.20%
	12/31/2008	N/A	7.877	1133
	12/31/2009	7.877	9.317	2437
	12/31/2010	9.317	10.004	2573
	12/31/2011	10.004	9.431	2437
	12/31/2012	9.431	10.144	2384
VISI 8 2.50%
	12/31/2008	N/A	7.861	186
	12/31/2009	7.861	9.271	5080
	12/31/2010	9.271	9.924	5738
	12/31/2011	9.924	9.328	5747
	12/31/2012	9.328	10.003	5489
VISI 9 2.35%
	12/31/2008	N/A	7.869	1190
	12/31/2009	7.869	9.294	7013
	12/31/2010	9.294	9.964	7358
	12/31/2011	9.964	9.379	7602
	12/31/2012	9.379	10.073	7294
VISL 1 1.65%
	12/31/2008	N/A	7.906	123
	12/31/2009	7.906	9.403	1740
	12/31/2010	9.403	10.152	12264
	12/31/2011	10.152	9.623	16705
	12/31/2012	9.623	10.408	16134
VISL 10 2.90%
	12/31/2008	N/A	7.840	76
	12/31/2009	7.840	9.209	909
	12/31/2010	9.209	9.819	1127
	12/31/2011	9.819	9.192	1095
	12/31/2012	9.192	9.817	1133
VISL 11 2.05%
	12/31/2008	N/A	7.885	920
	12/31/2009	7.885	9.341	1754
	12/31/2010	9.341	10.044	1615
	12/31/2011	10.044	9.483	1435
	12/31/2012	9.483	10.215	1346
VISL 13 3.05%
	12/31/2009	N/A	9.186	731
	12/31/2010	9.186	9.780	802
	12/31/2011	9.780	9.141	739
	12/31/2012	9.141	9.749	735
VISL 14 2.20%
	12/31/2009	N/A	9.317	557
	12/31/2010	9.317	10.004	639
	12/31/2011	10.004	9.431	643
	12/31/2012	9.431	10.144	644
VISL 2 1.95%
	12/31/2008	N/A	7.890	34
	12/31/2009	7.890	9.356	635
	12/31/2010	9.356	10.071	3650
	12/31/2011	10.071	9.518	4569
	12/31/2012	9.518	10.263	4454

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 3 2.35%
	12/31/2008	N/A	7.869	381
	12/31/2009	7.869	9.294	819
	12/31/2010	9.294	9.964	940
	12/31/2011	9.964	9.379	1094
	12/31/2012	9.379	10.073	1118
VISL 4 2.65%
	12/31/2008	N/A	7.853	79
	12/31/2009	7.853	9.248	108
	12/31/2010	9.248	9.885	166
	12/31/2011	9.885	9.276	182
	12/31/2012	9.276	9.933	220
VISL 5 2.50%
	12/31/2008	N/A	7.861	291
	12/31/2009	7.861	9.271	698
	12/31/2010	9.271	9.924	909
	12/31/2011	9.924	9.328	957
	12/31/2012	9.328	10.003	994
VISL 6 2.80%
	12/31/2008	N/A	7.845	22
	12/31/2009	7.845	9.224	48
	12/31/2010	9.224	9.845	43
	12/31/2011	9.845	9.225	145
	12/31/2012	9.225	9.863	103
VISL 7 2.45%
	12/31/2008	N/A	7.864	883
	12/31/2009	7.864	9.278	1379
	12/31/2010	9.278	9.938	1468
	12/31/2011	9.938	9.345	1479
	12/31/2012	9.345	10.026	1467
VISL 8 2.75%
	12/31/2008	N/A	7.848	171
	12/31/2009	7.848	9.232	2923
	12/31/2010	9.232	9.858	3215
	12/31/2011	9.858	9.242	2947
	12/31/2012	9.242	9.886	2848
VISL 9 2.60%
	12/31/2008	N/A	7.856	826
	12/31/2009	7.856	9.255	4579
	12/31/2010	9.255	9.898	4755
	12/31/2011	9.898	9.293	4735
	12/31/2012	9.293	9.956	4545
Davis VA Financial Portfolio
VISB 1 1.70%
	12/31/2007	N/A	15.460	32
	12/31/2008	15.460	8.152	48
	12/31/2009	8.152	11.315	21
	12/31/2010	11.315	12.359	21
	12/31/2011	12.359	11.185	19
	12/31/2012	11.185	13.065	17
VISB 10 2.95%
	12/31/2007	N/A	14.003	0
	12/31/2008	14.003	7.292	2
	12/31/2009	7.292	9.995	6
	12/31/2010	9.995	10.782	4
	12/31/2011	10.782	9.636	5
	12/31/2012	9.636	11.116	8

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 11 2.10%
	12/31/2008	N/A	7.866	34
	12/31/2009	7.866	10.875	57
	12/31/2010	10.875	11.831	53
	12/31/2011	11.831	10.664	9
	12/31/2012	10.664	12.407	8
VISB 13 3.10%
	12/31/2009	N/A	9.847	0
	12/31/2010	9.847	10.607	0
	12/31/2011	10.607	9.465	0
	12/31/2012	9.465	10.902	0
VISB 14 2.25%
	12/31/2009	N/A	10.714	16
	12/31/2010	10.714	11.639	15
	12/31/2011	11.639	10.475	9
	12/31/2012	10.475	12.168	7
VISB 2 2.00%
	12/31/2007	N/A	15.097	11
	12/31/2008	15.097	7.937	19
	12/31/2009	7.937	10.983	15
	12/31/2010	10.983	11.961	7
	12/31/2011	11.961	10.792	6
	12/31/2012	10.792	12.568	7
VISB 3 2.40%
	12/31/2007	N/A	14.626	0
	12/31/2008	14.626	7.659	39
	12/31/2009	7.659	10.556	50
	12/31/2010	10.556	11.449	42
	12/31/2011	11.449	10.289	37
	12/31/2012	10.289	11.935	31
VISB 4 2.70%
	12/31/2007	N/A	14.283	0
	12/31/2008	14.283	7.456	15
	12/31/2009	7.456	10.246	20
	12/31/2010	10.246	11.080	8
	12/31/2011	11.080	9.928	10
	12/31/2012	9.928	11.481	20
VISB 5 2.55%
	12/31/2007	N/A	14.454	0
	12/31/2008	14.454	7.557	15
	12/31/2009	7.557	10.400	44
	12/31/2010	10.400	11.263	40
	12/31/2011	11.263	10.107	38
	12/31/2012	10.107	11.706	35
VISB 6 2.85%
	12/31/2007	N/A	14.114	0
	12/31/2008	14.114	7.357	0
	12/31/2009	7.357	10.095	10
	12/31/2010	10.095	10.900	12
	12/31/2011	10.900	9.752	10
	12/31/2012	9.752	11.260	10

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 7 2.50%
	12/31/2007	N/A	14.511	0
	12/31/2008	14.511	7.591	42
	12/31/2009	7.591	10.452	52
	12/31/2010	10.452	11.325	49
	12/31/2011	11.325	10.167	49
	12/31/2012	10.167	11.781	51
VISB 8 2.80%
	12/31/2007	N/A	14.170	0
	12/31/2008	14.170	7.390	28
	12/31/2009	7.390	10.145	18
	12/31/2010	10.145	10.960	9
	12/31/2011	10.960	9.810	10
	12/31/2012	9.810	11.333	16
VISB 9 2.65%
	12/31/2007	N/A	14.340	0
	12/31/2008	14.340	7.490	46
	12/31/2009	7.490	10.297	47
	12/31/2010	10.297	11.141	43
	12/31/2011	11.141	9.987	39
	12/31/2012	9.987	11.555	38
VISC 1 2.45%
	12/31/2008	N/A	7.624	1
	12/31/2009	7.624	10.504	1
	12/31/2010	10.504	11.387	1
	12/31/2011	11.387	10.228	1
	12/31/2012	10.228	11.858	0
VISC 10 3.00%
	12/31/2008	N/A	7.259	0
	12/31/2009	7.259	9.946	0
	12/31/2010	9.946	10.723	0
	12/31/2011	10.723	9.579	0
	12/31/2012	9.579	11.044	0
VISC 11 2.30%
	12/31/2009	N/A	10.661	1
	12/31/2010	10.661	11.575	1
	12/31/2011	11.575	10.412	0
	12/31/2012	10.412	12.090	0
VISC 12 3.15%
	12/31/2009	N/A	9.799	0
	12/31/2010	9.799	10.549	0
	12/31/2011	10.549	9.409	0
	12/31/2012	9.409	10.832	0
VISC 13 1.75%
	12/31/2009	N/A	11.250	0
	12/31/2010	11.250	12.282	0
	12/31/2011	12.282	11.109	0
	12/31/2012	11.109	12.971	0
VISC 2 2.75%
	12/31/2008	N/A	7.423	3
	12/31/2009	7.423	10.196	1
	12/31/2010	10.196	11.020	1
	12/31/2011	11.020	9.869	1
	12/31/2012	9.869	11.407	1

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 3 2.60%
	12/31/2008	N/A	7.523	10
	12/31/2009	7.523	10.349	2
	12/31/2010	10.349	11.202	3
	12/31/2011	11.202	10.047	3
	12/31/2012	10.047	11.630	3
VISC 4 2.90%
	12/31/2008	N/A	7.324	0
	12/31/2009	7.324	10.045	0
	12/31/2010	10.045	10.841	0
	12/31/2011	10.841	9.694	0
	12/31/2012	9.694	11.188	0
VISC 5 2.15%
	12/31/2008	N/A	7.831	0
	12/31/2009	7.831	10.821	10
	12/31/2010	10.821	11.767	1
	12/31/2011	11.767	10.600	0
	12/31/2012	10.600	12.327	0
VISC 7 2.55%
	12/31/2008	N/A	7.557	9
	12/31/2009	7.557	10.400	8
	12/31/2010	10.400	11.263	8
	12/31/2011	11.263	10.107	3
	12/31/2012	10.107	11.706	2
VISC 8 2.85%
	12/31/2008	N/A	7.357	4
	12/31/2009	7.357	10.095	3
	12/31/2010	10.095	10.900	3
	12/31/2011	10.900	9.752	2
	12/31/2012	9.752	11.260	2
VISC 9 2.70%
	12/31/2008	N/A	7.456	2
	12/31/2009	7.456	10.246	3
	12/31/2010	10.246	11.080	3
	12/31/2011	11.080	9.928	3
	12/31/2012	9.928	11.481	3
VISI 10 2.65%
	12/31/2007	N/A	14.340	0
	12/31/2008	14.340	7.490	16
	12/31/2009	7.490	10.297	26
	12/31/2010	10.297	11.141	27
	12/31/2011	11.141	9.987	27
	12/31/2012	9.987	11.555	26
VISI 11 1.80%
	12/31/2008	N/A	8.080	53
	12/31/2009	8.080	11.204	123
	12/31/2010	11.204	12.225	89
	12/31/2011	12.225	11.052	74
	12/31/2012	11.052	12.897	62
VISI 13 1.95%
	12/31/2009	N/A	11.038	64
	12/31/2010	11.038	12.026	56
	12/31/2011	12.026	10.856	53
	12/31/2012	10.856	12.650	48

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 14 2.80%
	12/31/2009	N/A	10.145	2
	12/31/2010	10.145	10.960	0
	12/31/2011	10.960	9.810	0
	12/31/2012	9.810	11.333	0
VISI 2 1.70%
	12/31/2007	N/A	15.460	15
	12/31/2008	15.460	8.152	24
	12/31/2009	8.152	11.315	11
	12/31/2010	11.315	12.359	8
	12/31/2011	12.359	11.185	6
	12/31/2012	11.185	13.065	5
VISI 3 2.10%
	12/31/2007	N/A	14.978	0
	12/31/2008	14.978	7.866	58
	12/31/2009	7.866	10.875	127
	12/31/2010	10.875	11.831	135
	12/31/2011	11.831	10.664	106
	12/31/2012	10.664	12.407	90
VISI 4 2.40%
	12/31/2007	N/A	14.626	0
	12/31/2008	14.626	7.659	38
	12/31/2009	7.659	10.556	44
	12/31/2010	10.556	11.449	43
	12/31/2011	11.449	10.289	44
	12/31/2012	10.289	11.935	43
VISI 5 2.25%
	12/31/2007	N/A	14.801	0
	12/31/2008	14.801	7.762	35
	12/31/2009	7.762	10.714	69
	12/31/2010	10.714	11.639	66
	12/31/2011	11.639	10.475	61
	12/31/2012	10.475	12.168	56
VISI 6 2.55%
	12/31/2007	N/A	14.454	0
	12/31/2008	14.454	7.557	27
	12/31/2009	7.557	10.400	30
	12/31/2010	10.400	11.263	32
	12/31/2011	11.263	10.107	32
	12/31/2012	10.107	11.706	30
VISI 7 2.20%
	12/31/2007	N/A	14.860	0
	12/31/2008	14.860	7.797	103
	12/31/2009	7.797	10.768	162
	12/31/2010	10.768	11.702	159
	12/31/2011	11.702	10.537	147
	12/31/2012	10.537	12.247	137
VISI 8 2.50%
	12/31/2007	N/A	14.511	0
	12/31/2008	14.511	7.591	19
	12/31/2009	7.591	10.452	40
	12/31/2010	10.452	11.325	36
	12/31/2011	11.325	10.167	36
	12/31/2012	10.167	11.781	32

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 9 2.35%
	12/31/2007	N/A	14.684	0
	12/31/2008	14.684	7.693	91
	12/31/2009	7.693	10.608	154
	12/31/2010	10.608	11.512	148
	12/31/2011	11.512	10.351	140
	12/31/2012	10.351	12.012	136
VISL 1 1.65%
	12/31/2007	N/A	15.522	9
	12/31/2008	15.522	8.189	18
	12/31/2009	8.189	11.372	13
	12/31/2010	11.372	12.427	3
	12/31/2011	12.427	11.251	3
	12/31/2012	11.251	13.150	2
VISL 10 2.90%
	12/31/2007	N/A	14.058	0
	12/31/2008	14.058	7.324	10
	12/31/2009	7.324	10.045	17
	12/31/2010	10.045	10.841	15
	12/31/2011	10.841	9.694	6
	12/31/2012	9.694	11.188	6
VISL 11 2.05%
	12/31/2008	N/A	7.902	21
	12/31/2009	7.902	10.929	28
	12/31/2010	10.929	11.896	22
	12/31/2011	11.896	10.727	17
	12/31/2012	10.727	12.487	14
VISL 13 3.05%
	12/31/2009	N/A	9.896	6
	12/31/2010	9.896	10.665	0
	12/31/2011	10.665	9.522	0
	12/31/2012	9.522	10.973	0
VISL 14 2.20%
	12/31/2009	N/A	10.768	27
	12/31/2010	10.768	11.702	24
	12/31/2011	11.702	10.537	25
	12/31/2012	10.537	12.247	24
VISL 2 1.95%
	12/31/2007	N/A	15.157	22
	12/31/2008	15.157	7.972	29
	12/31/2009	7.972	11.038	4
	12/31/2010	11.038	12.026	5
	12/31/2011	12.026	10.856	1
	12/31/2012	10.856	12.650	1
VISL 3 2.35%
	12/31/2007	N/A	14.684	0
	12/31/2008	14.684	7.693	52
	12/31/2009	7.693	10.608	56
	12/31/2010	10.608	11.512	61
	12/31/2011	11.512	10.351	60
	12/31/2012	10.351	12.012	49

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 4 2.65%
	12/31/2007	N/A	14.340	0
	12/31/2008	14.340	7.490	1
	12/31/2009	7.490	10.297	1
	12/31/2010	10.297	11.141	27
	12/31/2011	11.141	9.987	27
	12/31/2012	9.987	11.555	22
VISL 5 2.50%
	12/31/2007	N/A	14.511	0
	12/31/2008	14.511	7.591	25
	12/31/2009	7.591	10.452	26
	12/31/2010	10.452	11.325	26
	12/31/2011	11.325	10.167	27
	12/31/2012	10.167	11.781	29
VISL 6 2.80%
	12/31/2007	N/A	14.170	0
	12/31/2008	14.170	7.390	1
	12/31/2009	7.390	10.145	2
	12/31/2010	10.145	10.960	1
	12/31/2011	10.960	9.810	1
	12/31/2012	9.810	11.333	5
VISL 7 2.45%
	12/31/2007	N/A	14.569	0
	12/31/2008	14.569	7.624	32
	12/31/2009	7.624	10.504	58
	12/31/2010	10.504	11.387	71
	12/31/2011	11.387	10.228	65
	12/31/2012	10.228	11.858	55
VISL 8 2.75%
	12/31/2007	N/A	14.226	0
	12/31/2008	14.226	7.423	13
	12/31/2009	7.423	10.196	17
	12/31/2010	10.196	11.020	13
	12/31/2011	11.020	9.869	7
	12/31/2012	9.869	11.407	5
VISL 9 2.60%
	12/31/2007	N/A	14.396	0
	12/31/2008	14.396	7.523	29
	12/31/2009	7.523	10.349	49
	12/31/2010	10.349	11.202	44
	12/31/2011	11.202	10.047	34
	12/31/2012	10.047	11.630	29
Fidelity VIP FundsManager 50% Portfolio
VISB 1 1.70%
	12/31/2011	N/A	10.596	36
	12/31/2012	10.596	11.472	38
VISB 10 2.95%
	12/31/2011	N/A	9.865	0
	12/31/2012	9.865	10.547	0
VISB 11 2.10%
	12/31/2011	N/A	10.357	0
	12/31/2012	10.357	11.167	0

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 13 3.10%
	12/31/2011	N/A	9.781	0
	12/31/2012	9.781	10.441	0
VISB 14 2.25%
	12/31/2011	N/A	10.268	0
	12/31/2012	10.268	11.055	0
VISB 2 2.00%
	12/31/2011	N/A	10.416	10
	12/31/2012	10.416	11.242	10
VISB 3 2.40%
	12/31/2011	N/A	10.181	0
	12/31/2012	10.181	10.944	0
VISB 4 2.70%
	12/31/2011	N/A	10.008	0
	12/31/2012	10.008	10.726	0
VISB 5 2.55%
	12/31/2011	N/A	10.094	0
	12/31/2012	10.094	10.834	4
VISB 6 2.85%
	12/31/2011	N/A	9.922	0
	12/31/2012	9.922	10.618	0
VISB 7 2.50%
	12/31/2011	N/A	10.123	0
	12/31/2012	10.123	10.871	3
VISB 8 2.80%
	12/31/2011	N/A	9.950	0
	12/31/2012	9.950	10.654	0
VISB 9 2.65%
	12/31/2011	N/A	10.036	2
	12/31/2012	10.036	10.762	6
VISC 1 2.45%
	12/31/2011	N/A	10.152	0
	12/31/2012	10.152	10.907	0
VISC 10 3.00%
	12/31/2011	N/A	9.837	0
	12/31/2012	9.837	10.511	0
VISC 11 2.30%
	12/31/2011	N/A	10.239	1
	12/31/2012	10.239	11.018	1
VISC 12 3.15%
	12/31/2011	N/A	9.753	0
	12/31/2012	9.753	10.406	0
VISC 13 1.75%
	12/31/2011	N/A	10.566	0
	12/31/2012	10.566	11.433	0
VISC 2 2.75%
	12/31/2011	N/A	9.979	0
	12/31/2012	9.979	10.690	0
VISC 3 2.60%
	12/31/2011	N/A	10.065	0
	12/31/2012	10.065	10.798	0
VISC 4 2.90%
	12/31/2011	N/A	9.894	0
	12/31/2012	9.894	10.582	0
VISC 5 2.15%
	12/31/2011	N/A	10.327	0
	12/31/2012	10.327	11.130	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 7 2.55%
	12/31/2011	N/A	10.094	0
	12/31/2012	10.094	10.834	0
VISC 8 2.85%
	12/31/2011	N/A	9.922	0
	12/31/2012	9.922	10.618	0
VISC 9 2.70%
	12/31/2011	N/A	10.008	0
	12/31/2012	10.008	10.726	0
VISI 10 2.65%
	12/31/2011	N/A	10.036	0
	12/31/2012	10.036	10.762	0
VISI 11 1.80%
	12/31/2011	N/A	10.536	2
	12/31/2012	10.536	11.395	2
VISI 13 1.95%
	12/31/2011	N/A	10.446	0
	12/31/2012	10.446	11.280	0
VISI 14 2.80%
	12/31/2011	N/A	9.950	0
	12/31/2012	9.950	10.654	1
VISI 2 1.70%
	12/31/2011	N/A	10.596	11
	12/31/2012	10.596	11.472	11
VISI 3 2.10%
	12/31/2011	N/A	10.357	0
	12/31/2012	10.357	11.167	1
VISI 4 2.40%
	12/31/2011	N/A	10.181	0
	12/31/2012	10.181	10.944	0
VISI 5 2.25%
	12/31/2011	N/A	10.268	0
	12/31/2012	10.268	11.055	16
VISI 6 2.55%
	12/31/2011	N/A	10.094	0
	12/31/2012	10.094	10.834	0
VISI 7 2.20%
	12/31/2011	N/A	10.298	0
	12/31/2012	10.298	11.092	0
VISI 8 2.50%
	12/31/2011	N/A	10.123	46
	12/31/2012	10.123	10.871	47
VISI 9 2.35%
	12/31/2011	N/A	10.210	8
	12/31/2012	10.210	10.981	24
VISL 1 1.65%
	12/31/2011	N/A	10.627	36
	12/31/2012	10.627	11.510	48
VISL 10 2.90%
	12/31/2011	N/A	9.894	0
	12/31/2012	9.894	10.582	0
VISL 11 2.05%
	12/31/2011	N/A	10.387	2
	12/31/2012	10.387	11.205	2

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 13 3.05%
	12/31/2011	N/A	9.809	0
	12/31/2012	9.809	10.476	2
VISL 14 2.20%
	12/31/2011	N/A	10.298	0
	12/31/2012	10.298	11.092	0
VISL 2 1.95%
	12/31/2011	N/A	10.446	5
	12/31/2012	10.446	11.280	5
VISL 3 2.35%
	12/31/2011	N/A	10.210	6
	12/31/2012	10.210	10.981	5
VISL 4 2.65%
	12/31/2011	N/A	10.036	0
	12/31/2012	10.036	10.762	0
VISL 5 2.50%
	12/31/2011	N/A	10.123	0
	12/31/2012	10.123	10.871	0
VISL 6 2.80%
	12/31/2011	N/A	9.950	0
	12/31/2012	9.950	10.654	0
VISL 7 2.45%
	12/31/2011	N/A	10.152	9
	12/31/2012	10.152	10.907	9
VISL 8 2.75%
	12/31/2011	N/A	9.979	3
	12/31/2012	9.979	10.690	8
VISL 9 2.60%
	12/31/2011	N/A	10.065	11
	12/31/2012	10.065	10.798	9
Fidelity VIP FundsManager 60% Portfolio
VISB 1 1.70%
	12/31/2011	N/A	9.565	114
	12/31/2012	9.565	10.481	102
VISB 10 2.95%
	12/31/2011	N/A	9.057	9
	12/31/2012	9.057	9.801	4
VISB 11 2.10%
	12/31/2011	N/A	9.399	0
	12/31/2012	9.399	10.258	0
VISB 13 3.10%
	12/31/2011	N/A	8.998	4
	12/31/2012	8.998	9.722	2
VISB 14 2.25%
	12/31/2011	N/A	9.338	0
	12/31/2012	9.338	10.176	0
VISB 2 2.00%
	12/31/2011	N/A	9.440	40
	12/31/2012	9.440	10.313	39
VISB 3 2.40%
	12/31/2011	N/A	9.277	6
	12/31/2012	9.277	10.094	6
VISB 4 2.70%
	12/31/2011	N/A	9.157	0
	12/31/2012	9.157	9.933	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 5 2.55%
	12/31/2011	N/A	9.217	0
	12/31/2012	9.217	10.014	0
VISB 6 2.85%
	12/31/2011	N/A	9.097	0
	12/31/2012	9.097	9.854	0
VISB 7 2.50%
	12/31/2011	N/A	9.237	0
	12/31/2012	9.237	10.040	0
VISB 8 2.80%
	12/31/2011	N/A	9.117	10
	12/31/2012	9.117	9.880	11
VISB 9 2.65%
	12/31/2011	N/A	9.177	1
	12/31/2012	9.177	9.960	8
VISC 1 2.45%
	12/31/2011	N/A	9.257	0
	12/31/2012	9.257	10.067	0
VISC 10 3.00%
	12/31/2011	N/A	9.038	0
	12/31/2012	9.038	9.775	0
VISC 11 2.30%
	12/31/2011	N/A	9.318	0
	12/31/2012	9.318	10.149	0
VISC 12 3.15%
	12/31/2011	N/A	8.979	0
	12/31/2012	8.979	9.696	0
VISC 13 1.75%
	12/31/2011	N/A	9.544	14
	12/31/2012	9.544	10.453	5
VISC 2 2.75%
	12/31/2011	N/A	9.137	0
	12/31/2012	9.137	9.907	0
VISC 3 2.60%
	12/31/2011	N/A	9.197	0
	12/31/2012	9.197	9.987	0
VISC 4 2.90%
	12/31/2011	N/A	9.077	0
	12/31/2012	9.077	9.827	0
VISC 5 2.15%
	12/31/2011	N/A	9.379	0
	12/31/2012	9.379	10.231	0
VISC 7 2.55%
	12/31/2011	N/A	9.217	0
	12/31/2012	9.217	10.014	0
VISC 8 2.85%
	12/31/2011	N/A	9.097	14
	12/31/2012	9.097	9.854	14
VISC 9 2.70%
	12/31/2011	N/A	9.157	0
	12/31/2012	9.157	9.933	6
VISI 10 2.65%
	12/31/2011	N/A	9.177	14
	12/31/2012	9.177	9.960	13

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 11 1.80%
	12/31/2011	N/A	9.523	0
	12/31/2012	9.523	10.425	5
VISI 13 1.95%
	12/31/2011	N/A	9.461	6
	12/31/2012	9.461	10.341	7
VISI 14 2.80%
	12/31/2011	N/A	9.117	1
	12/31/2012	9.117	9.880	3
VISI 2 1.70%
	12/31/2011	N/A	9.565	100
	12/31/2012	9.565	10.481	107
VISI 3 2.10%
	12/31/2011	N/A	9.399	1
	12/31/2012	9.399	10.258	17
VISI 4 2.40%
	12/31/2011	N/A	9.277	0
	12/31/2012	9.277	10.094	0
VISI 5 2.25%
	12/31/2011	N/A	9.338	41
	12/31/2012	9.338	10.176	0
VISI 6 2.55%
	12/31/2011	N/A	9.217	0
	12/31/2012	9.217	10.014	0
VISI 7 2.20%
	12/31/2011	N/A	9.358	7
	12/31/2012	9.358	10.203	6
VISI 8 2.50%
	12/31/2011	N/A	9.237	14
	12/31/2012	9.237	10.040	73
VISI 9 2.35%
	12/31/2011	N/A	9.297	58
	12/31/2012	9.297	10.122	130
VISL 1 1.65%
	12/31/2011	N/A	9.586	156
	12/31/2012	9.586	10.509	210
VISL 10 2.90%
	12/31/2011	N/A	9.077	0
	12/31/2012	9.077	9.827	0
VISL 11 2.05%
	12/31/2011	N/A	9.420	0
	12/31/2012	9.420	10.286	0
VISL 13 3.05%
	12/31/2011	N/A	9.018	7
	12/31/2012	9.018	9.748	8
VISL 14 2.20%
	12/31/2011	N/A	9.358	0
	12/31/2012	9.358	10.203	2
VISL 2 1.95%
	12/31/2011	N/A	9.461	35
	12/31/2012	9.461	10.341	31
VISL 3 2.35%
	12/31/2011	N/A	9.297	1
	12/31/2012	9.297	10.122	1

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 4 2.65%
	12/31/2011	N/A	9.177	1
	12/31/2012	9.177	9.960	0
VISL 5 2.50%
	12/31/2011	N/A	9.237	4
	12/31/2012	9.237	10.040	3
VISL 6 2.80%
	12/31/2011	N/A	9.117	0
	12/31/2012	9.117	9.880	0
VISL 7 2.45%
	12/31/2011	N/A	9.257	5
	12/31/2012	9.257	10.067	15
VISL 8 2.75%
	12/31/2011	N/A	9.137	26
	12/31/2012	9.137	9.907	12
VISL 9 2.60%
	12/31/2011	N/A	9.197	10
	12/31/2012	9.197	9.987	4
Franklin High Income Securities Fund
VISB 1 1.70%
	12/31/2007	N/A	23.984	55
	12/31/2008	23.984	18.066	54
	12/31/2009	18.066	25.345	55
	12/31/2010	25.345	28.221	213
	12/31/2011	28.221	29.012	318
	12/31/2012	29.012	32.958	266
VISB 10 2.95%
	12/31/2007	N/A	18.925	0
	12/31/2008	18.925	14.078	5
	12/31/2009	14.078	19.505	20
	12/31/2010	19.505	21.449	25
	12/31/2011	21.449	21.777	12
	12/31/2012	21.777	24.430	16
VISB 11 2.10%
	12/31/2008	N/A	16.680	9
	12/31/2009	16.680	23.307	31
	12/31/2010	23.307	25.849	30
	12/31/2011	25.849	26.467	36
	12/31/2012	26.467	29.947	31
VISB 13 3.10%
	12/31/2009	N/A	18.902	3
	12/31/2010	18.902	20.754	6
	12/31/2011	20.754	21.040	14
	12/31/2012	21.040	23.567	12
VISB 14 2.25%
	12/31/2009	N/A	22.586	34
	12/31/2010	22.586	25.012	33
	12/31/2011	25.012	25.572	38
	12/31/2012	25.572	28.890	36
VISB 2 2.00%
	12/31/2007	N/A	22.658	18
	12/31/2008	22.658	17.016	17
	12/31/2009	17.016	23.801	26
	12/31/2010	23.801	26.423	89
	12/31/2011	26.423	27.082	111
	12/31/2012	27.082	30.673	107

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 3 2.40%
	12/31/2007	N/A	21.004	0
	12/31/2008	21.004	15.711	18
	12/31/2009	15.711	21.887	178
	12/31/2010	21.887	24.201	50
	12/31/2011	24.201	24.706	47
	12/31/2012	24.706	27.870	46
VISB 4 2.70%
	12/31/2007	N/A	19.844	0
	12/31/2008	19.844	14.798	9
	12/31/2009	14.798	20.554	43
	12/31/2010	20.554	22.659	18
	12/31/2011	22.659	23.063	21
	12/31/2012	23.063	25.937	19
VISB 5 2.55%
	12/31/2007	N/A	20.416	0
	12/31/2008	20.416	15.248	16
	12/31/2009	15.248	21.210	44
	12/31/2010	21.210	23.417	27
	12/31/2011	23.417	23.870	38
	12/31/2012	23.870	26.886	33
VISB 6 2.85%
	12/31/2007	N/A	19.287	0
	12/31/2008	19.287	14.362	4
	12/31/2009	14.362	19.918	14
	12/31/2010	19.918	21.925	18
	12/31/2011	21.925	22.282	19
	12/31/2012	22.282	25.022	14
VISB 7 2.50%
	12/31/2007	N/A	20.610	0
	12/31/2008	20.610	15.401	23
	12/31/2009	15.401	21.434	54
	12/31/2010	21.434	23.676	52
	12/31/2011	23.676	24.146	44
	12/31/2012	24.146	27.210	43
VISB 8 2.80%
	12/31/2007	N/A	19.471	0
	12/31/2008	19.471	14.506	15
	12/31/2009	14.506	20.128	82
	12/31/2010	20.128	22.167	51
	12/31/2011	22.167	22.539	54
	12/31/2012	22.539	25.323	54
VISB 9 2.65%
	12/31/2007	N/A	20.032	0
	12/31/2008	20.032	14.947	20
	12/31/2009	14.947	20.770	116
	12/31/2010	20.770	22.909	103
	12/31/2011	22.909	23.329	82
	12/31/2012	23.329	26.250	83
VISC 1 2.45%
	12/31/2008	N/A	15.555	5
	12/31/2009	15.555	21.659	6
	12/31/2010	21.659	23.937	4
	12/31/2011	23.937	24.425	3
	12/31/2012	24.425	27.538	2

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 10 3.00%
	12/31/2008	N/A	13.938	0
	12/31/2009	13.938	19.302	8
	12/31/2010	19.302	21.215	8
	12/31/2011	21.215	21.528	3
	12/31/2012	21.528	24.139	2
VISC 11 2.30%
	12/31/2009	N/A	22.351	6
	12/31/2010	22.351	24.738	3
	12/31/2011	24.738	25.280	4
	12/31/2012	25.280	28.546	7
VISC 12 3.15%
	12/31/2009	N/A	18.705	2
	12/31/2010	18.705	20.527	2
	12/31/2011	20.527	20.800	2
	12/31/2012	20.800	23.287	1
VISC 13 1.75%
	12/31/2009	N/A	25.076	4
	12/31/2010	25.076	27.907	51
	12/31/2011	27.907	28.675	60
	12/31/2012	28.675	32.559	44
VISC 2 2.75%
	12/31/2008	N/A	14.651	0
	12/31/2009	14.651	20.340	0
	12/31/2010	20.340	22.411	0
	12/31/2011	22.411	22.799	0
	12/31/2012	22.799	25.629	0
VISC 3 2.60%
	12/31/2008	N/A	15.097	4
	12/31/2009	15.097	20.989	3
	12/31/2010	20.989	23.162	4
	12/31/2011	23.162	23.598	4
	12/31/2012	23.598	26.566	4
VISC 4 2.90%
	12/31/2008	N/A	14.219	0
	12/31/2009	14.219	19.710	0
	12/31/2010	19.710	21.685	0
	12/31/2011	21.685	22.028	0
	12/31/2012	22.028	24.724	0
VISC 5 2.15%
	12/31/2008	N/A	16.515	2
	12/31/2009	16.515	23.065	6
	12/31/2010	23.065	25.567	8
	12/31/2011	25.567	26.165	5
	12/31/2012	26.165	29.590	5
VISC 7 2.55%
	12/31/2008	N/A	15.248	4
	12/31/2009	15.248	21.210	4
	12/31/2010	21.210	23.417	9
	12/31/2011	23.417	23.870	1
	12/31/2012	23.870	26.886	1

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 8 2.85%
	12/31/2008	N/A	14.362	0
	12/31/2009	14.362	19.918	8
	12/31/2010	19.918	21.925	7
	12/31/2011	21.925	22.282	7
	12/31/2012	22.282	25.022	7
VISC 9 2.70%
	12/31/2008	N/A	14.798	3
	12/31/2009	14.798	20.554	10
	12/31/2010	20.554	22.659	10
	12/31/2011	22.659	23.063	6
	12/31/2012	23.063	25.937	3
VISI 10 2.65%
	12/31/2007	N/A	20.032	0
	12/31/2008	20.032	14.947	2
	12/31/2009	14.947	20.770	48
	12/31/2010	20.770	22.909	39
	12/31/2011	22.909	23.329	51
	12/31/2012	23.329	26.250	45
VISI 11 1.80%
	12/31/2008	N/A	17.709	51
	12/31/2009	17.709	24.819	144
	12/31/2010	24.819	27.608	140
	12/31/2011	27.608	28.354	149
	12/31/2012	28.354	32.178	142
VISI 13 1.95%
	12/31/2009	N/A	24.052	58
	12/31/2010	24.052	26.714	52
	12/31/2011	26.714	27.394	56
	12/31/2012	27.394	31.042	53
VISI 14 2.80%
	12/31/2009	N/A	20.128	9
	12/31/2010	20.128	22.167	12
	12/31/2011	22.167	22.539	10
	12/31/2012	22.539	25.323	10
VISI 2 1.70%
	12/31/2007	N/A	23.984	22
	12/31/2008	23.984	18.066	15
	12/31/2009	18.066	25.345	36
	12/31/2010	25.345	28.221	173
	12/31/2011	28.221	29.012	233
	12/31/2012	29.012	32.958	229
VISI 3 2.10%
	12/31/2007	N/A	22.233	0
	12/31/2008	22.233	16.680	27
	12/31/2009	16.680	23.307	94
	12/31/2010	23.307	25.849	89
	12/31/2011	25.849	26.467	86
	12/31/2012	26.467	29.947	87
VISI 4 2.40%
	12/31/2007	N/A	21.004	0
	12/31/2008	21.004	15.711	9
	12/31/2009	15.711	21.887	23
	12/31/2010	21.887	24.201	22
	12/31/2011	24.201	24.706	25
	12/31/2012	24.706	27.870	22

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 5 2.25%
	12/31/2007	N/A	21.610	0
	12/31/2008	21.610	16.188	13
	12/31/2009	16.188	22.586	64
	12/31/2010	22.586	25.012	90
	12/31/2011	25.012	25.572	100
	12/31/2012	25.572	28.890	85
VISI 6 2.55%
	12/31/2007	N/A	20.416	0
	12/31/2008	20.416	15.248	2
	12/31/2009	15.248	21.210	7
	12/31/2010	21.210	23.417	9
	12/31/2011	23.417	23.870	10
	12/31/2012	23.870	26.886	6
VISI 7 2.20%
	12/31/2007	N/A	21.816	0
	12/31/2008	21.816	16.351	58
	12/31/2009	16.351	22.824	134
	12/31/2010	22.824	25.288	146
	12/31/2011	25.288	25.867	115
	12/31/2012	25.867	29.238	111
VISI 8 2.50%
	12/31/2007	N/A	20.610	0
	12/31/2008	20.610	15.401	21
	12/31/2009	15.401	21.434	158
	12/31/2010	21.434	23.676	134
	12/31/2011	23.676	24.146	138
	12/31/2012	24.146	27.210	127
VISI 9 2.35%
	12/31/2007	N/A	21.204	0
	12/31/2008	21.204	15.869	50
	12/31/2009	15.869	22.118	254
	12/31/2010	22.118	24.468	201
	12/31/2011	24.468	24.992	193
	12/31/2012	24.992	28.206	176
VISL 1 1.65%
	12/31/2007	N/A	24.212	34
	12/31/2008	24.212	18.247	43
	12/31/2009	18.247	25.612	71
	12/31/2010	25.612	28.533	383
	12/31/2011	28.533	29.347	530
	12/31/2012	29.347	33.355	458
VISL 10 2.90%
	12/31/2007	N/A	19.106	0
	12/31/2008	19.106	14.219	1
	12/31/2009	14.219	19.710	21
	12/31/2010	19.710	21.685	29
	12/31/2011	21.685	22.028	20
	12/31/2012	22.028	24.724	20
VISL 11 2.05%
	12/31/2008	N/A	16.848	21
	12/31/2009	16.848	23.553	64
	12/31/2010	23.553	26.134	64
	12/31/2011	26.134	26.773	75
	12/31/2012	26.773	30.308	75

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 13 3.05%
	12/31/2009	N/A	19.101	17
	12/31/2010	19.101	20.983	24
	12/31/2011	20.983	21.282	20
	12/31/2012	21.282	23.851	19
VISL 14 2.20%
	12/31/2009	N/A	22.824	33
	12/31/2010	22.824	25.288	30
	12/31/2011	25.288	25.867	32
	12/31/2012	25.867	29.238	36
VISL 2 1.95%
	12/31/2007	N/A	22.874	12
	12/31/2008	22.874	17.187	13
	12/31/2009	17.187	24.052	15
	12/31/2010	24.052	26.714	111
	12/31/2011	26.714	27.394	155
	12/31/2012	27.394	31.042	146
VISL 3 2.35%
	12/31/2007	N/A	21.204	0
	12/31/2008	21.204	15.869	20
	12/31/2009	15.869	22.118	88
	12/31/2010	22.118	24.468	79
	12/31/2011	24.468	24.992	54
	12/31/2012	24.992	28.206	50
VISL 4 2.65%
	12/31/2007	N/A	20.032	0
	12/31/2008	20.032	14.947	9
	12/31/2009	14.947	20.770	16
	12/31/2010	20.770	22.909	10
	12/31/2011	22.909	23.329	9
	12/31/2012	23.329	26.250	9
VISL 5 2.50%
	12/31/2007	N/A	20.610	0
	12/31/2008	20.610	15.401	7
	12/31/2009	15.401	21.434	39
	12/31/2010	21.434	23.676	45
	12/31/2011	23.676	24.146	38
	12/31/2012	24.146	27.210	36
VISL 6 2.80%
	12/31/2007	N/A	19.471	0
	12/31/2008	19.471	14.506	0
	12/31/2009	14.506	20.128	4
	12/31/2010	20.128	22.167	2
	12/31/2011	22.167	22.539	3
	12/31/2012	22.539	25.323	2
VISL 7 2.45%
	12/31/2007	N/A	20.806	0
	12/31/2008	20.806	15.555	25
	12/31/2009	15.555	21.659	62
	12/31/2010	21.659	23.937	56
	12/31/2011	23.937	24.425	46
	12/31/2012	24.425	27.538	44

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 8 2.75%
	12/31/2007	N/A	19.656	0
	12/31/2008	19.656	14.651	4
	12/31/2009	14.651	20.340	117
	12/31/2010	20.340	22.411	100
	12/31/2011	22.411	22.799	97
	12/31/2012	22.799	25.629	92
VISL 9 2.60%
	12/31/2007	N/A	20.223	0
	12/31/2008	20.223	15.097	17
	12/31/2009	15.097	20.989	147
	12/31/2010	20.989	23.162	163
	12/31/2011	23.162	23.598	139
	12/31/2012	23.598	26.566	125
Franklin Income Securities Fund
VISB 1 1.70%
	12/31/2007	N/A	45.811	240
	12/31/2008	45.811	31.680	240
	12/31/2009	31.680	42.233	41
	12/31/2010	42.233	46.782	33
	12/31/2011	46.782	47.092	64
	12/31/2012	47.092	52.152	121
VISB 10 2.95%
	12/31/2007	N/A	36.149	0
	12/31/2008	36.149	24.687	16
	12/31/2009	24.687	32.501	12
	12/31/2010	32.501	35.556	18
	12/31/2011	35.556	35.348	15
	12/31/2012	35.348	38.656	16
VISB 11 2.10%
	12/31/2008	N/A	29.250	55
	12/31/2009	29.250	38.837	182
	12/31/2010	38.837	42.850	221
	12/31/2011	42.850	42.962	254
	12/31/2012	42.962	47.386	245
VISB 13 3.10%
	12/31/2009	N/A	31.496	2
	12/31/2010	31.496	34.404	0
	12/31/2011	34.404	34.152	0
	12/31/2012	34.152	37.292	0
VISB 14 2.25%
	12/31/2009	N/A	37.636	16
	12/31/2010	37.636	41.462	15
	12/31/2011	41.462	41.508	31
	12/31/2012	41.508	45.714	31
VISB 2 2.00%
	12/31/2007	N/A	43.279	97
	12/31/2008	43.279	29.840	65
	12/31/2009	29.840	39.660	15
	12/31/2010	39.660	43.801	13
	12/31/2011	43.801	43.959	17
	12/31/2012	43.959	48.535	27

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 3 2.40%
	12/31/2007	N/A	40.120	0
	12/31/2008	40.120	27.551	93
	12/31/2009	27.551	36.471	228
	12/31/2010	36.471	40.119	206
	12/31/2011	40.119	40.103	197
	12/31/2012	40.103	44.100	180
VISB 4 2.70%
	12/31/2007	N/A	37.903	0
	12/31/2008	37.903	25.950	5
	12/31/2009	25.950	34.249	32
	12/31/2010	34.249	37.562	28
	12/31/2011	37.562	37.435	26
	12/31/2012	37.435	41.042	25
VISB 5 2.55%
	12/31/2007	N/A	38.995	0
	12/31/2008	38.995	26.738	44
	12/31/2009	26.738	35.343	114
	12/31/2010	35.343	38.819	110
	12/31/2011	38.819	38.746	103
	12/31/2012	38.746	42.544	97
VISB 6 2.85%
	12/31/2007	N/A	36.840	0
	12/31/2008	36.840	25.185	3
	12/31/2009	25.185	33.190	26
	12/31/2010	33.190	36.345	22
	12/31/2011	36.345	36.168	26
	12/31/2012	36.168	39.593	24
VISB 7 2.50%
	12/31/2007	N/A	39.367	0
	12/31/2008	39.367	27.007	95
	12/31/2009	27.007	35.715	108
	12/31/2010	35.715	39.247	118
	12/31/2011	39.247	39.194	106
	12/31/2012	39.194	43.056	103
VISB 8 2.80%
	12/31/2007	N/A	37.191	0
	12/31/2008	37.191	25.437	29
	12/31/2009	25.437	33.539	58
	12/31/2010	33.539	36.746	33
	12/31/2011	36.746	36.586	34
	12/31/2012	36.586	40.071	35
VISB 9 2.65%
	12/31/2007	N/A	38.263	0
	12/31/2008	38.263	26.210	62
	12/31/2009	26.210	34.610	87
	12/31/2010	34.610	37.976	86
	12/31/2011	37.976	37.867	105
	12/31/2012	37.867	41.537	107
VISC 1 2.45%
	12/31/2008	N/A	27.277	6
	12/31/2009	27.277	36.091	10
	12/31/2010	36.091	39.681	10
	12/31/2011	39.681	39.646	10
	12/31/2012	39.646	43.575	8

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 10 3.00%
	12/31/2008	N/A	24.442	1
	12/31/2009	24.442	32.163	3
	12/31/2010	32.163	35.167	1
	12/31/2011	35.167	34.944	1
	12/31/2012	34.944	38.196	1
VISC 11 2.30%
	12/31/2009	N/A	37.244	2
	12/31/2010	37.244	41.009	0
	12/31/2011	41.009	41.034	2
	12/31/2012	41.034	45.170	8
VISC 12 3.15%
	12/31/2009	N/A	31.168	0
	12/31/2010	31.168	34.028	0
	12/31/2011	34.028	33.762	0
	12/31/2012	33.762	36.848	0
VISC 13 1.75%
	12/31/2009	N/A	41.784	0
	12/31/2010	41.784	46.262	2
	12/31/2011	46.262	46.546	5
	12/31/2012	46.546	51.520	6
VISC 2 2.75%
	12/31/2008	N/A	25.692	3
	12/31/2009	25.692	33.892	3
	12/31/2010	33.892	37.151	3
	12/31/2011	37.151	37.008	3
	12/31/2012	37.008	40.553	2
VISC 3 2.60%
	12/31/2008	N/A	26.473	7
	12/31/2009	26.473	34.975	0
	12/31/2010	34.975	38.395	0
	12/31/2011	38.395	38.304	2
	12/31/2012	38.304	42.037	0
VISC 4 2.90%
	12/31/2008	N/A	24.935	0
	12/31/2009	24.935	32.844	0
	12/31/2010	32.844	35.948	0
	12/31/2011	35.948	35.756	0
	12/31/2012	35.756	39.122	0
VISC 5 2.15%
	12/31/2008	N/A	28.960	15
	12/31/2009	28.960	38.433	14
	12/31/2010	38.433	42.382	15
	12/31/2011	42.382	42.472	5
	12/31/2012	42.472	46.822	5
VISC 7 2.55%
	12/31/2008	N/A	26.738	6
	12/31/2009	26.738	35.343	7
	12/31/2010	35.343	38.819	5
	12/31/2011	38.819	38.746	4
	12/31/2012	38.746	42.544	5
VISC 8 2.85%
	12/31/2008	N/A	25.185	2
	12/31/2009	25.185	33.190	2
	12/31/2010	33.190	36.345	2
	12/31/2011	36.345	36.168	2
	12/31/2012	36.168	39.593	6

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 9 2.70%
	12/31/2008	N/A	25.950	6
	12/31/2009	25.950	34.249	9
	12/31/2010	34.249	37.562	12
	12/31/2011	37.562	37.435	8
	12/31/2012	37.435	41.042	8
VISI 10 2.65%
	12/31/2007	N/A	38.263	0
	12/31/2008	38.263	26.210	29
	12/31/2009	26.210	34.610	65
	12/31/2010	34.610	37.976	54
	12/31/2011	37.976	37.867	55
	12/31/2012	37.867	41.537	51
VISI 11 1.80%
	12/31/2008	N/A	31.055	343
	12/31/2009	31.055	41.357	571
	12/31/2010	41.357	45.767	613
	12/31/2011	45.767	46.024	664
	12/31/2012	46.024	50.917	713
VISI 13 1.95%
	12/31/2009	N/A	40.077	58
	12/31/2010	40.077	44.284	65
	12/31/2011	44.284	44.467	67
	12/31/2012	44.467	49.120	66
VISI 14 2.80%
	12/31/2009	N/A	33.539	2
	12/31/2010	33.539	36.746	0
	12/31/2011	36.746	36.586	0
	12/31/2012	36.586	40.071	2
VISI 2 1.70%
	12/31/2007	N/A	45.811	102
	12/31/2008	45.811	31.680	109
	12/31/2009	31.680	42.233	53
	12/31/2010	42.233	46.782	77
	12/31/2011	46.782	47.092	84
	12/31/2012	47.092	52.152	88
VISI 3 2.10%
	12/31/2007	N/A	42.467	0
	12/31/2008	42.467	29.250	241
	12/31/2009	29.250	38.837	453
	12/31/2010	38.837	42.850	447
	12/31/2011	42.850	42.962	400
	12/31/2012	42.962	47.386	399
VISI 4 2.40%
	12/31/2007	N/A	40.120	0
	12/31/2008	40.120	27.551	35
	12/31/2009	27.551	36.471	83
	12/31/2010	36.471	40.119	79
	12/31/2011	40.119	40.103	73
	12/31/2012	40.103	44.100	75
VISI 5 2.25%
	12/31/2007	N/A	41.276	0
	12/31/2008	41.276	28.388	143
	12/31/2009	28.388	37.636	318
	12/31/2010	37.636	41.462	311
	12/31/2011	41.462	41.508	295
	12/31/2012	41.508	45.714	292

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6 2.55%
	12/31/2007	N/A	38.995	0
	12/31/2008	38.995	26.738	7
	12/31/2009	26.738	35.343	29
	12/31/2010	35.343	38.819	35
	12/31/2011	38.819	38.746	35
	12/31/2012	38.746	42.544	37
VISI 7 2.20%
	12/31/2007	N/A	41.669	0
	12/31/2008	41.669	28.672	231
	12/31/2009	28.672	38.032	339
	12/31/2010	38.032	41.919	338
	12/31/2011	41.919	41.987	304
	12/31/2012	41.987	46.265	300
VISI 8 2.50%
	12/31/2007	N/A	39.367	0
	12/31/2008	39.367	27.007	75
	12/31/2009	27.007	35.715	130
	12/31/2010	35.715	39.247	101
	12/31/2011	39.247	39.194	126
	12/31/2012	39.194	43.056	137
VISI 9 2.35%
	12/31/2007	N/A	40.502	0
	12/31/2008	40.502	27.827	220
	12/31/2009	27.827	36.855	313
	12/31/2010	36.855	40.561	301
	12/31/2011	40.561	40.566	288
	12/31/2012	40.566	44.632	319
VISL 1 1.65%
	12/31/2007	N/A	46.247	257
	12/31/2008	46.247	31.998	283
	12/31/2009	31.998	42.677	31
	12/31/2010	42.677	47.299	60
	12/31/2011	47.299	47.636	98
	12/31/2012	47.636	52.780	167
VISL 10 2.90%
	12/31/2007	N/A	36.493	0
	12/31/2008	36.493	24.935	33
	12/31/2009	24.935	32.844	61
	12/31/2010	32.844	35.948	51
	12/31/2011	35.948	35.756	67
	12/31/2012	35.756	39.122	50
VISL 11 2.05%
	12/31/2008	N/A	29.544	140
	12/31/2009	29.544	39.246	282
	12/31/2010	39.246	43.323	285
	12/31/2011	43.323	43.458	325
	12/31/2012	43.458	47.957	353
VISL 13 3.05%
	12/31/2009	N/A	31.828	2
	12/31/2010	31.828	34.783	0
	12/31/2011	34.783	34.546	19
	12/31/2012	34.546	37.741	1

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 14 2.20%
	12/31/2009	N/A	38.032	22
	12/31/2010	38.032	41.919	17
	12/31/2011	41.919	41.987	23
	12/31/2012	41.987	46.265	31
VISL 2 1.95%
	12/31/2007	N/A	43.691	85
	12/31/2008	43.691	30.139	71
	12/31/2009	30.139	40.077	15
	12/31/2010	40.077	44.284	35
	12/31/2011	44.284	44.467	50
	12/31/2012	44.467	49.120	53
VISL 3 2.35%
	12/31/2007	N/A	40.502	0
	12/31/2008	40.502	27.827	123
	12/31/2009	27.827	36.855	231
	12/31/2010	36.855	40.561	215
	12/31/2011	40.561	40.566	205
	12/31/2012	40.566	44.632	192
VISL 4 2.65%
	12/31/2007	N/A	38.263	0
	12/31/2008	38.263	26.210	19
	12/31/2009	26.210	34.610	56
	12/31/2010	34.610	37.976	52
	12/31/2011	37.976	37.867	48
	12/31/2012	37.867	41.537	46
VISL 5 2.50%
	12/31/2007	N/A	39.367	0
	12/31/2008	39.367	27.007	68
	12/31/2009	27.007	35.715	142
	12/31/2010	35.715	39.247	137
	12/31/2011	39.247	39.194	130
	12/31/2012	39.194	43.056	125
VISL 6 2.80%
	12/31/2007	N/A	37.191	0
	12/31/2008	37.191	25.437	13
	12/31/2009	25.437	33.539	30
	12/31/2010	33.539	36.746	26
	12/31/2011	36.746	36.586	11
	12/31/2012	36.586	40.071	15
VISL 7 2.45%
	12/31/2007	N/A	39.741	0
	12/31/2008	39.741	27.277	123
	12/31/2009	27.277	36.091	133
	12/31/2010	36.091	39.681	140
	12/31/2011	39.681	39.646	126
	12/31/2012	39.646	43.575	114
VISL 8 2.75%
	12/31/2007	N/A	37.545	0
	12/31/2008	37.545	25.692	27
	12/31/2009	25.692	33.892	60
	12/31/2010	33.892	37.151	49
	12/31/2011	37.151	37.008	52
	12/31/2012	37.008	40.553	67

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9 2.60%
	12/31/2007	N/A	38.628	0
	12/31/2008	38.628	26.473	153
	12/31/2009	26.473	34.975	179
	12/31/2010	34.975	38.395	148
	12/31/2011	38.395	38.304	172
	12/31/2012	38.304	42.037	176
Franklin Templeton VIP Founding Funds Allocation Fund
VISB 1 1.70%
	12/31/2007	N/A	9.232	256
	12/31/2008	9.232	5.821	352
	12/31/2009	5.821	7.454	111
	12/31/2010	7.454	8.079	80
	12/31/2011	8.079	7.821	82
	12/31/2012	7.821	8.867	68
VISB 10 2.95%
	12/31/2007	N/A	9.175	0
	12/31/2008	9.175	5.712	86
	12/31/2009	5.712	7.224	163
	12/31/2010	7.224	7.733	168
	12/31/2011	7.733	7.393	174
	12/31/2012	7.393	8.278	173
VISB 11 2.10%
	12/31/2008	N/A	5.786	82
	12/31/2009	5.786	7.380	84
	12/31/2010	7.380	7.967	73
	12/31/2011	7.967	7.682	76
	12/31/2012	7.682	8.674	64
VISB 13 3.10%
	12/31/2009	N/A	7.197	0
	12/31/2010	7.197	7.693	0
	12/31/2011	7.693	7.343	0
	12/31/2012	7.343	8.210	0
VISB 14 2.25%
	12/31/2009	N/A	7.352	21
	12/31/2010	7.352	7.925	19
	12/31/2011	7.925	7.630	17
	12/31/2012	7.630	8.603	16
VISB 2 2.00%
	12/31/2007	N/A	9.219	39
	12/31/2008	9.219	5.795	175
	12/31/2009	5.795	7.398	33
	12/31/2010	7.398	7.995	144
	12/31/2011	7.995	7.716	103
	12/31/2012	7.716	8.722	97
VISB 3 2.40%
	12/31/2007	N/A	9.200	0
	12/31/2008	9.200	5.760	666
	12/31/2009	5.760	7.325	1097
	12/31/2010	7.325	7.884	753
	12/31/2011	7.884	7.579	732
	12/31/2012	7.579	8.533	717

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4 2.70%
	12/31/2007	N/A	9.187	0
	12/31/2008	9.187	5.734	136
	12/31/2009	5.734	7.270	157
	12/31/2010	7.270	7.802	121
	12/31/2011	7.802	7.477	111
	12/31/2012	7.477	8.393	104
VISB 5 2.55%
	12/31/2007	N/A	9.194	0
	12/31/2008	9.194	5.747	370
	12/31/2009	5.747	7.297	541
	12/31/2010	7.297	7.843	543
	12/31/2011	7.843	7.528	520
	12/31/2012	7.528	8.462	484
VISB 6 2.85%
	12/31/2007	N/A	9.180	0
	12/31/2008	9.180	5.721	65
	12/31/2009	5.721	7.243	85
	12/31/2010	7.243	7.761	91
	12/31/2011	7.761	7.427	89
	12/31/2012	7.427	8.324	60
VISB 7 2.50%
	12/31/2007	N/A	9.195	0
	12/31/2008	9.195	5.751	733
	12/31/2009	5.751	7.306	829
	12/31/2010	7.306	7.856	803
	12/31/2011	7.856	7.544	761
	12/31/2012	7.544	8.485	658
VISB 8 2.80%
	12/31/2007	N/A	9.182	0
	12/31/2008	9.182	5.725	100
	12/31/2009	5.725	7.251	135
	12/31/2010	7.251	7.774	151
	12/31/2011	7.774	7.443	150
	12/31/2012	7.443	8.346	154
VISB 9 2.65%
	12/31/2007	N/A	9.188	0
	12/31/2008	9.188	5.738	450
	12/31/2009	5.738	7.278	536
	12/31/2010	7.278	7.815	450
	12/31/2011	7.815	7.494	386
	12/31/2012	7.494	8.415	368
VISC 1 2.45%
	12/31/2008	N/A	5.755	32
	12/31/2009	5.755	7.315	55
	12/31/2010	7.315	7.870	52
	12/31/2011	7.870	7.561	48
	12/31/2012	7.561	8.509	45
VISC 10 3.00%
	12/31/2008	N/A	5.708	10
	12/31/2009	5.708	7.215	5
	12/31/2010	7.215	7.720	18
	12/31/2011	7.720	7.377	22
	12/31/2012	7.377	8.255	1

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 11 2.30%
	12/31/2009	N/A	7.342	3
	12/31/2010	7.342	7.911	0
	12/31/2011	7.911	7.613	0
	12/31/2012	7.613	8.579	0
VISC 12 3.15%
	12/31/2009	N/A	7.188	0
	12/31/2010	7.188	7.679	0
	12/31/2011	7.679	7.327	0
	12/31/2012	7.327	8.187	0
VISC 13 1.75%
	12/31/2009	N/A	7.444	0
	12/31/2010	7.444	8.065	5
	12/31/2011	8.065	7.804	3
	12/31/2012	7.804	8.843	2
VISC 2 2.75%
	12/31/2008	N/A	5.729	6
	12/31/2009	5.729	7.260	6
	12/31/2010	7.260	7.788	6
	12/31/2011	7.788	7.460	6
	12/31/2012	7.460	8.369	6
VISC 3 2.60%
	12/31/2008	N/A	5.742	3
	12/31/2009	5.742	7.288	5
	12/31/2010	7.288	7.829	5
	12/31/2011	7.829	7.511	5
	12/31/2012	7.511	8.439	4
VISC 4 2.90%
	12/31/2008	N/A	5.717	1
	12/31/2009	5.717	7.233	1
	12/31/2010	7.233	7.747	1
	12/31/2011	7.747	7.410	1
	12/31/2012	7.410	8.300	1
VISC 5 2.15%
	12/31/2008	N/A	5.781	24
	12/31/2009	5.781	7.370	48
	12/31/2010	7.370	7.953	26
	12/31/2011	7.953	7.664	17
	12/31/2012	7.664	8.650	16
VISC 7 2.55%
	12/31/2008	N/A	5.747	50
	12/31/2009	5.747	7.297	47
	12/31/2010	7.297	7.843	48
	12/31/2011	7.843	7.528	40
	12/31/2012	7.528	8.462	36
VISC 8 2.85%
	12/31/2008	N/A	5.721	29
	12/31/2009	5.721	7.243	85
	12/31/2010	7.243	7.761	52
	12/31/2011	7.761	7.427	43
	12/31/2012	7.427	8.324	42

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 9 2.70%
	12/31/2008	N/A	5.734	16
	12/31/2009	5.734	7.270	13
	12/31/2010	7.270	7.802	20
	12/31/2011	7.802	7.477	20
	12/31/2012	7.477	8.393	20
VISI 10 2.65%
	12/31/2007	N/A	9.188	0
	12/31/2008	9.188	5.738	278
	12/31/2009	5.738	7.278	337
	12/31/2010	7.278	7.815	250
	12/31/2011	7.815	7.494	240
	12/31/2012	7.494	8.415	237
VISI 11 1.80%
	12/31/2008	N/A	5.812	415
	12/31/2009	5.812	7.435	682
	12/31/2010	7.435	8.051	660
	12/31/2011	8.051	7.786	624
	12/31/2012	7.786	8.819	569
VISI 13 1.95%
	12/31/2009	N/A	7.407	132
	12/31/2010	7.407	8.009	147
	12/31/2011	8.009	7.733	117
	12/31/2012	7.733	8.746	113
VISI 14 2.80%
	12/31/2009	N/A	7.251	7
	12/31/2010	7.251	7.774	0
	12/31/2011	7.774	7.443	0
	12/31/2012	7.443	8.346	0
VISI 2 1.70%
	12/31/2007	N/A	9.232	97
	12/31/2008	9.232	5.821	224
	12/31/2009	5.821	7.454	183
	12/31/2010	7.454	8.079	264
	12/31/2011	8.079	7.821	225
	12/31/2012	7.821	8.867	200
VISI 3 2.10%
	12/31/2007	N/A	9.214	0
	12/31/2008	9.214	5.786	968
	12/31/2009	5.786	7.380	1229
	12/31/2010	7.380	7.967	1225
	12/31/2011	7.967	7.682	1135
	12/31/2012	7.682	8.674	1114
VISI 4 2.40%
	12/31/2007	N/A	9.200	0
	12/31/2008	9.200	5.760	188
	12/31/2009	5.760	7.325	242
	12/31/2010	7.325	7.884	262
	12/31/2011	7.884	7.579	236
	12/31/2012	7.579	8.533	225
VISI 5 2.25%
	12/31/2007	N/A	9.207	0
	12/31/2008	9.207	5.773	809
	12/31/2009	5.773	7.352	958
	12/31/2010	7.352	7.925	1017
	12/31/2011	7.925	7.630	1008
	12/31/2012	7.630	8.603	945

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6 2.55%
	12/31/2007	N/A	9.194	0
	12/31/2008	9.194	5.747	11
	12/31/2009	5.747	7.297	11
	12/31/2010	7.297	7.843	50
	12/31/2011	7.843	7.528	49
	12/31/2012	7.528	8.462	46
VISI 7 2.20%
	12/31/2007	N/A	9.209	0
	12/31/2008	9.209	5.777	1583
	12/31/2009	5.777	7.361	2111
	12/31/2010	7.361	7.939	2070
	12/31/2011	7.939	7.647	2094
	12/31/2012	7.647	8.626	1815
VISI 8 2.50%
	12/31/2007	N/A	9.195	0
	12/31/2008	9.195	5.751	441
	12/31/2009	5.751	7.306	644
	12/31/2010	7.306	7.856	511
	12/31/2011	7.856	7.544	524
	12/31/2012	7.544	8.485	488
VISI 9 2.35%
	12/31/2007	N/A	9.202	0
	12/31/2008	9.202	5.764	1510
	12/31/2009	5.764	7.333	2193
	12/31/2010	7.333	7.897	1984
	12/31/2011	7.897	7.596	1885
	12/31/2012	7.596	8.556	1777
VISL 1 1.65%
	12/31/2007	N/A	9.235	326
	12/31/2008	9.235	5.825	641
	12/31/2009	5.825	7.463	237
	12/31/2010	7.463	8.093	115
	12/31/2011	8.093	7.839	137
	12/31/2012	7.839	8.892	117
VISL 10 2.90%
	12/31/2007	N/A	9.177	0
	12/31/2008	9.177	5.717	130
	12/31/2009	5.717	7.233	171
	12/31/2010	7.233	7.747	190
	12/31/2011	7.747	7.410	184
	12/31/2012	7.410	8.300	168
VISL 11 2.05%
	12/31/2008	N/A	5.790	172
	12/31/2009	5.790	7.389	446
	12/31/2010	7.389	7.981	247
	12/31/2011	7.981	7.699	220
	12/31/2012	7.699	8.698	206
VISL 13 3.05%
	12/31/2009	N/A	7.206	30
	12/31/2010	7.206	7.706	0
	12/31/2011	7.706	7.360	0
	12/31/2012	7.360	8.232	0

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 14 2.20%
	12/31/2009	N/A	7.361	69
	12/31/2010	7.361	7.939	72
	12/31/2011	7.939	7.647	65
	12/31/2012	7.647	8.626	63
VISL 2 1.95%
	12/31/2007	N/A	9.221	58
	12/31/2008	9.221	5.799	93
	12/31/2009	5.799	7.407	46
	12/31/2010	7.407	8.009	77
	12/31/2011	8.009	7.734	83
	12/31/2012	7.734	8.746	74
VISL 3 2.35%
	12/31/2007	N/A	9.203	0
	12/31/2008	9.203	5.764	738
	12/31/2009	5.764	7.334	864
	12/31/2010	7.334	7.898	885
	12/31/2011	7.898	7.596	822
	12/31/2012	7.596	8.556	758
VISL 4 2.65%
	12/31/2007	N/A	9.189	0
	12/31/2008	9.189	5.738	119
	12/31/2009	5.738	7.279	232
	12/31/2010	7.279	7.815	241
	12/31/2011	7.815	7.494	146
	12/31/2012	7.494	8.416	137
VISL 5 2.50%
	12/31/2007	N/A	9.196	0
	12/31/2008	9.196	5.751	263
	12/31/2009	5.751	7.306	470
	12/31/2010	7.306	7.856	456
	12/31/2011	7.856	7.545	350
	12/31/2012	7.545	8.486	324
VISL 6 2.80%
	12/31/2007	N/A	9.182	0
	12/31/2008	9.182	5.726	45
	12/31/2009	5.726	7.252	64
	12/31/2010	7.252	7.775	53
	12/31/2011	7.775	7.444	41
	12/31/2012	7.444	8.347	34
VISL 7 2.45%
	12/31/2007	N/A	9.198	0
	12/31/2008	9.198	5.755	1255
	12/31/2009	5.755	7.315	1246
	12/31/2010	7.315	7.870	1136
	12/31/2011	7.870	7.561	1039
	12/31/2012	7.561	8.509	941
VISL 8 2.75%
	12/31/2007	N/A	9.184	0
	12/31/2008	9.184	5.729	191
	12/31/2009	5.729	7.260	188
	12/31/2010	7.260	7.788	188
	12/31/2011	7.788	7.460	181
	12/31/2012	7.460	8.369	154

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9 2.60%
	12/31/2007	N/A	9.191	0
	12/31/2008	9.191	5.742	747
	12/31/2009	5.742	7.288	850
	12/31/2010	7.288	7.829	828
	12/31/2011	7.829	7.511	673
	12/31/2012	7.511	8.439	624
Franklin U.S. Government Fund
VISB 1 1.70%
	12/31/2007	N/A	24.767	29
	12/31/2008	24.767	26.196	55
	12/31/2009	26.196	26.551	74
	12/31/2010	26.551	27.483	177
	12/31/2011	27.483	28.555	207
	12/31/2012	28.555	28.601	172
VISB 10 2.95%
	12/31/2007	N/A	19.576	0
	12/31/2008	19.576	20.448	14
	12/31/2009	20.448	20.468	97
	12/31/2010	20.468	20.923	65
	12/31/2011	20.923	21.470	72
	12/31/2012	21.470	21.236	40
VISB 11 2.10%
	12/31/2008	N/A	24.199	14
	12/31/2009	24.199	24.430	19
	12/31/2010	24.430	25.186	72
	12/31/2011	25.186	26.065	14
	12/31/2012	26.065	26.002	14
VISB 13 3.10%
	12/31/2009	N/A	19.838	76
	12/31/2010	19.838	20.249	54
	12/31/2011	20.249	20.747	34
	12/31/2012	20.747	20.490	22
VISB 14 2.25%
	12/31/2009	N/A	23.679	32
	12/31/2010	23.679	24.375	33
	12/31/2011	24.375	25.188	34
	12/31/2012	25.188	25.089	38
VISB 2 2.00%
	12/31/2007	N/A	23.408	12
	12/31/2008	23.408	24.684	38
	12/31/2009	24.684	24.944	18
	12/31/2010	24.944	25.742	78
	12/31/2011	25.742	26.666	96
	12/31/2012	26.666	26.629	96
VISB 3 2.40%
	12/31/2007	N/A	21.711	0
	12/31/2008	21.711	22.803	68
	12/31/2009	22.803	22.951	173
	12/31/2010	22.951	23.590	111
	12/31/2011	23.590	24.340	80
	12/31/2012	24.340	24.208	73

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4 2.70%
	12/31/2007	N/A	20.519	0
	12/31/2008	20.519	21.486	7
	12/31/2009	21.486	21.561	8
	12/31/2010	21.561	22.096	15
	12/31/2011	22.096	22.730	13
	12/31/2012	22.730	22.539	15
VISB 5 2.55%
	12/31/2007	N/A	21.106	0
	12/31/2008	21.106	22.135	20
	12/31/2009	22.135	22.245	43
	12/31/2010	22.245	22.831	59
	12/31/2011	22.831	23.522	53
	12/31/2012	23.522	23.359	42
VISB 6 2.85%
	12/31/2007	N/A	19.948	0
	12/31/2008	19.948	20.857	10
	12/31/2009	20.857	20.898	12
	12/31/2010	20.898	21.384	12
	12/31/2011	21.384	21.965	12
	12/31/2012	21.965	21.748	26
VISB 7 2.50%
	12/31/2007	N/A	21.306	0
	12/31/2008	21.306	22.355	64
	12/31/2009	22.355	22.478	141
	12/31/2010	22.478	23.081	104
	12/31/2011	23.081	23.791	68
	12/31/2012	23.791	23.639	70
VISB 8 2.80%
	12/31/2007	N/A	20.137	0
	12/31/2008	20.137	21.065	26
	12/31/2009	21.065	21.117	129
	12/31/2010	21.117	21.619	121
	12/31/2011	21.619	22.217	106
	12/31/2012	22.217	22.008	113
VISB 9 2.65%
	12/31/2007	N/A	20.713	0
	12/31/2008	20.713	21.700	52
	12/31/2009	21.700	21.787	199
	12/31/2010	21.787	22.338	171
	12/31/2011	22.338	22.991	170
	12/31/2012	22.991	22.809	161
VISC 1 2.45%
	12/31/2008	N/A	22.578	19
	12/31/2009	22.578	22.713	13
	12/31/2010	22.713	23.334	11
	12/31/2011	23.334	24.064	9
	12/31/2012	24.064	23.922	10
VISC 10 3.00%
	12/31/2008	N/A	20.246	0
	12/31/2009	20.246	20.256	1
	12/31/2010	20.256	20.696	0
	12/31/2011	20.696	21.226	8
	12/31/2012	21.226	20.984	8

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 11 2.30%
	12/31/2009	N/A	23.434	5
	12/31/2010	23.434	24.111	4
	12/31/2011	24.111	24.902	3
	12/31/2012	24.902	24.792	4
VISC 12 3.15%
	12/31/2009	N/A	19.633	1
	12/31/2010	19.633	20.029	1
	12/31/2011	20.029	20.512	0
	12/31/2012	20.512	20.248	0
VISC 13 1.75%
	12/31/2009	N/A	26.193	14
	12/31/2010	26.193	27.098	41
	12/31/2011	27.098	28.142	48
	12/31/2012	28.142	28.173	42
VISC 2 2.75%
	12/31/2008	N/A	21.274	2
	12/31/2009	21.274	21.338	2
	12/31/2010	21.338	21.856	0
	12/31/2011	21.856	22.472	0
	12/31/2012	22.472	22.272	0
VISC 3 2.60%
	12/31/2008	N/A	21.916	15
	12/31/2009	21.916	22.015	12
	12/31/2010	22.015	22.583	8
	12/31/2011	22.583	23.255	7
	12/31/2012	23.255	23.082	14
VISC 4 2.90%
	12/31/2008	N/A	20.651	0
	12/31/2009	20.651	20.682	0
	12/31/2010	20.682	21.152	0
	12/31/2011	21.152	21.716	0
	12/31/2012	21.716	21.490	0
VISC 5 2.15%
	12/31/2008	N/A	23.961	7
	12/31/2009	23.961	24.177	18
	12/31/2010	24.177	24.913	16
	12/31/2011	24.913	25.769	15
	12/31/2012	25.769	25.694	30
VISC 7 2.55%
	12/31/2008	N/A	22.135	4
	12/31/2009	22.135	22.245	5
	12/31/2010	22.245	22.831	2
	12/31/2011	22.831	23.522	4
	12/31/2012	23.522	23.359	1
VISC 8 2.85%
	12/31/2008	N/A	20.857	0
	12/31/2009	20.857	20.898	4
	12/31/2010	20.898	21.384	3
	12/31/2011	21.384	21.965	2
	12/31/2012	21.965	21.748	2

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 9 2.70%
	12/31/2008	N/A	21.486	11
	12/31/2009	21.486	21.561	16
	12/31/2010	21.561	22.096	22
	12/31/2011	22.096	22.730	13
	12/31/2012	22.730	22.539	6
VISI 10 2.65%
	12/31/2007	N/A	20.713	0
	12/31/2008	20.713	21.700	15
	12/31/2009	21.700	21.787	105
	12/31/2010	21.787	22.338	111
	12/31/2011	22.338	22.991	108
	12/31/2012	22.991	22.809	101
VISI 11 1.80%
	12/31/2008	N/A	25.682	78
	12/31/2009	25.682	26.004	202
	12/31/2010	26.004	26.890	249
	12/31/2011	26.890	27.911	226
	12/31/2012	27.911	27.928	245
VISI 13 1.95%
	12/31/2009	N/A	25.205	64
	12/31/2010	25.205	26.024	118
	12/31/2011	26.024	26.972	103
	12/31/2012	26.972	26.948	78
VISI 14 2.80%
	12/31/2009	N/A	21.117	55
	12/31/2010	21.117	21.619	15
	12/31/2011	21.619	22.217	14
	12/31/2012	22.217	22.008	17
VISI 2 1.70%
	12/31/2007	N/A	24.767	8
	12/31/2008	24.767	26.196	32
	12/31/2009	26.196	26.551	70
	12/31/2010	26.551	27.483	194
	12/31/2011	27.483	28.555	250
	12/31/2012	28.555	28.601	235
VISI 3 2.10%
	12/31/2007	N/A	22.971	0
	12/31/2008	22.971	24.199	94
	12/31/2009	24.199	24.430	207
	12/31/2010	24.430	25.186	190
	12/31/2011	25.186	26.065	180
	12/31/2012	26.065	26.002	181
VISI 4 2.40%
	12/31/2007	N/A	21.711	0
	12/31/2008	21.711	22.803	17
	12/31/2009	22.803	22.951	42
	12/31/2010	22.951	23.590	22
	12/31/2011	23.590	24.340	23
	12/31/2012	24.340	24.208	20
VISI 5 2.25%
	12/31/2007	N/A	22.332	0
	12/31/2008	22.332	23.491	40
	12/31/2009	23.491	23.679	155
	12/31/2010	23.679	24.375	165
	12/31/2011	24.375	25.188	142
	12/31/2012	25.188	25.089	136

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6 2.55%
	12/31/2007	N/A	21.106	0
	12/31/2008	21.106	22.135	1
	12/31/2009	22.135	22.245	5
	12/31/2010	22.245	22.831	6
	12/31/2011	22.831	23.522	6
	12/31/2012	23.522	23.359	6
VISI 7 2.20%
	12/31/2007	N/A	22.543	0
	12/31/2008	22.543	23.725	137
	12/31/2009	23.725	23.926	183
	12/31/2010	23.926	24.642	167
	12/31/2011	24.642	25.477	171
	12/31/2012	25.477	25.390	233
VISI 8 2.50%
	12/31/2007	N/A	21.306	0
	12/31/2008	21.306	22.355	24
	12/31/2009	22.355	22.478	254
	12/31/2010	22.478	23.081	316
	12/31/2011	23.081	23.791	296
	12/31/2012	23.791	23.639	208
VISI 9 2.35%
	12/31/2007	N/A	21.916	0
	12/31/2008	21.916	23.030	119
	12/31/2009	23.030	23.191	429
	12/31/2010	23.191	23.849	407
	12/31/2011	23.849	24.620	490
	12/31/2012	24.620	24.498	399
VISL 1 1.65%
	12/31/2007	N/A	25.001	9
	12/31/2008	25.001	26.457	13
	12/31/2009	26.457	26.829	25
	12/31/2010	26.829	27.784	268
	12/31/2011	27.784	28.883	420
	12/31/2012	28.883	28.944	373
VISL 10 2.90%
	12/31/2007	N/A	19.761	0
	12/31/2008	19.761	20.651	7
	12/31/2009	20.651	20.682	83
	12/31/2010	20.682	21.152	71
	12/31/2011	21.152	21.716	115
	12/31/2012	21.716	21.490	58
VISL 11 2.05%
	12/31/2008	N/A	24.440	40
	12/31/2009	24.440	24.685	56
	12/31/2010	24.685	25.462	48
	12/31/2011	25.462	26.364	49
	12/31/2012	26.364	26.313	49
VISL 13 3.05%
	12/31/2009	N/A	20.046	27
	12/31/2010	20.046	20.471	23
	12/31/2011	20.471	20.986	95
	12/31/2012	20.986	20.736	23

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 14 2.20%
	12/31/2009	N/A	23.926	10
	12/31/2010	23.926	24.642	11
	12/31/2011	24.642	25.477	9
	12/31/2012	25.477	25.390	11
VISL 2 1.95%
	12/31/2007	N/A	23.629	0
	12/31/2008	23.629	24.930	13
	12/31/2009	24.930	25.205	38
	12/31/2010	25.205	26.024	126
	12/31/2011	26.024	26.972	184
	12/31/2012	26.972	26.948	138
VISL 3 2.35%
	12/31/2007	N/A	21.916	0
	12/31/2008	21.916	23.030	29
	12/31/2009	23.030	23.191	65
	12/31/2010	23.191	23.849	60
	12/31/2011	23.849	24.620	76
	12/31/2012	24.620	24.498	59
VISL 4 2.65%
	12/31/2007	N/A	20.713	0
	12/31/2008	20.713	21.700	19
	12/31/2009	21.700	21.787	67
	12/31/2010	21.787	22.338	28
	12/31/2011	22.338	22.991	24
	12/31/2012	22.991	22.809	22
VISL 5 2.50%
	12/31/2007	N/A	21.306	0
	12/31/2008	21.306	22.355	30
	12/31/2009	22.355	22.478	44
	12/31/2010	22.478	23.081	66
	12/31/2011	23.081	23.791	50
	12/31/2012	23.791	23.639	49
VISL 6 2.80%
	12/31/2007	N/A	20.137	0
	12/31/2008	20.137	21.065	4
	12/31/2009	21.065	21.117	10
	12/31/2010	21.117	21.619	10
	12/31/2011	21.619	22.217	17
	12/31/2012	22.217	22.008	8
VISL 7 2.45%
	12/31/2007	N/A	21.507	0
	12/31/2008	21.507	22.578	31
	12/31/2009	22.578	22.713	85
	12/31/2010	22.713	23.334	83
	12/31/2011	23.334	24.064	111
	12/31/2012	24.064	23.922	113
VISL 8 2.75%
	12/31/2007	N/A	20.327	0
	12/31/2008	20.327	21.274	11
	12/31/2009	21.274	21.338	79
	12/31/2010	21.338	21.856	96
	12/31/2011	21.856	22.472	88
	12/31/2012	22.472	22.272	91

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9 2.60%
	12/31/2007	N/A	20.909	0
	12/31/2008	20.909	21.916	72
	12/31/2009	21.916	22.015	231
	12/31/2010	22.015	22.583	247
	12/31/2011	22.583	23.255	228
	12/31/2012	23.255	23.082	213
Mutual Shares Securities Fund
VISB 1 1.70%
	12/31/2007	N/A	23.353	494
	12/31/2008	23.353	14.439	522
	12/31/2009	14.439	17.893	95
	12/31/2010	17.893	19.561	66
	12/31/2011	19.561	19.032	71
	12/31/2012	19.032	21.374	48
VISB 10 2.95%
	12/31/2007	N/A	20.314	0
	12/31/2008	20.314	12.403	25
	12/31/2009	12.403	15.180	40
	12/31/2010	15.180	16.388	42
	12/31/2011	16.388	15.747	38
	12/31/2012	15.747	17.464	36
VISB 11 2.10%
	12/31/2008	N/A	13.754	24
	12/31/2009	13.754	16.976	124
	12/31/2010	16.976	18.484	172
	12/31/2011	18.484	17.912	186
	12/31/2012	17.912	20.036	217
VISB 13 3.10%
	12/31/2009	N/A	14.883	0
	12/31/2010	14.883	16.044	0
	12/31/2011	16.044	15.393	0
	12/31/2012	15.393	17.046	0
VISB 14 2.25%
	12/31/2009	N/A	16.644	8
	12/31/2010	16.644	18.096	9
	12/31/2011	18.096	17.510	14
	12/31/2012	17.510	19.556	8
VISB 2 2.00%
	12/31/2007	N/A	22.584	182
	12/31/2008	22.584	13.922	140
	12/31/2009	13.922	17.201	30
	12/31/2010	17.201	18.747	32
	12/31/2011	18.747	18.186	32
	12/31/2012	18.186	20.362	34
VISB 3 2.40%
	12/31/2007	N/A	21.599	0
	12/31/2008	21.599	13.261	158
	12/31/2009	13.261	16.319	453
	12/31/2010	16.319	17.715	449
	12/31/2011	17.715	17.116	400
	12/31/2012	17.116	19.088	362

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4 2.70%
	12/31/2007	N/A	20.888	0
	12/31/2008	20.888	12.786	9
	12/31/2009	12.786	15.687	62
	12/31/2010	15.687	16.979	67
	12/31/2011	16.979	16.355	59
	12/31/2012	16.355	18.184	48
VISB 5 2.55%
	12/31/2007	N/A	21.241	0
	12/31/2008	21.241	13.021	83
	12/31/2009	13.021	16.000	298
	12/31/2010	16.000	17.343	321
	12/31/2011	17.343	16.731	272
	12/31/2012	16.731	18.631	242
VISB 6 2.85%
	12/31/2007	N/A	20.541	0
	12/31/2008	20.541	12.555	10
	12/31/2009	12.555	15.381	67
	12/31/2010	15.381	16.622	71
	12/31/2011	16.622	15.988	62
	12/31/2012	15.988	17.749	57
VISB 7 2.50%
	12/31/2007	N/A	21.359	0
	12/31/2008	21.359	13.101	191
	12/31/2009	13.101	16.106	238
	12/31/2010	16.106	17.466	254
	12/31/2011	17.466	16.859	241
	12/31/2012	16.859	18.782	226
VISB 8 2.80%
	12/31/2007	N/A	20.656	0
	12/31/2008	20.656	12.632	40
	12/31/2009	12.632	15.482	98
	12/31/2010	15.482	16.740	91
	12/31/2011	16.740	16.109	75
	12/31/2012	16.109	17.893	61
VISB 9 2.65%
	12/31/2007	N/A	21.005	0
	12/31/2008	21.005	12.864	161
	12/31/2009	12.864	15.791	232
	12/31/2010	15.791	17.099	253
	12/31/2011	17.099	16.480	251
	12/31/2012	16.480	18.332	231
VISC 1 2.45%
	12/31/2008	N/A	13.181	23
	12/31/2009	13.181	16.212	22
	12/31/2010	16.212	17.590	22
	12/31/2011	17.590	16.987	22
	12/31/2012	16.987	18.934	14
VISC 10 3.00%
	12/31/2008	N/A	12.328	0
	12/31/2009	12.328	15.080	0
	12/31/2010	15.080	16.273	2
	12/31/2011	16.273	15.628	0
	12/31/2012	15.628	17.324	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 11 2.30%
	12/31/2009	N/A	16.535	2
	12/31/2010	16.535	17.968	6
	12/31/2011	17.968	17.377	7
	12/31/2012	17.377	19.399	8
VISC 12 3.15%
	12/31/2009	N/A	14.785	0
	12/31/2010	14.785	15.931	0
	12/31/2011	15.931	15.277	0
	12/31/2012	15.277	16.909	0
VISC 13 1.75%
	12/31/2009	N/A	17.778	1
	12/31/2010	17.778	19.425	10
	12/31/2011	19.425	18.890	14
	12/31/2012	18.890	21.204	6
VISC 2 2.75%
	12/31/2008	N/A	12.709	0
	12/31/2009	12.709	15.584	0
	12/31/2010	15.584	16.859	0
	12/31/2011	16.859	16.232	0
	12/31/2012	16.232	18.038	0
VISC 3 2.60%
	12/31/2008	N/A	12.942	20
	12/31/2009	12.942	15.895	4
	12/31/2010	15.895	17.221	8
	12/31/2011	17.221	16.605	13
	12/31/2012	16.605	18.481	11
VISC 4 2.90%
	12/31/2008	N/A	12.479	0
	12/31/2009	12.479	15.280	0
	12/31/2010	15.280	16.505	0
	12/31/2011	16.505	15.867	0
	12/31/2012	15.867	17.606	0
VISC 5 2.15%
	12/31/2008	N/A	13.670	6
	12/31/2009	13.670	16.865	22
	12/31/2010	16.865	18.354	19
	12/31/2011	18.354	17.777	17
	12/31/2012	17.777	19.875	15
VISC 7 2.55%
	12/31/2008	N/A	13.021	6
	12/31/2009	13.021	16.000	11
	12/31/2010	16.000	17.343	7
	12/31/2011	17.343	16.731	6
	12/31/2012	16.731	18.631	6
VISC 8 2.85%
	12/31/2008	N/A	12.555	1
	12/31/2009	12.555	15.381	1
	12/31/2010	15.381	16.622	1
	12/31/2011	16.622	15.988	1
	12/31/2012	15.988	17.749	1
VISC 9 2.70%
	12/31/2008	N/A	12.786	14
	12/31/2009	12.786	15.687	19
	12/31/2010	15.687	16.979	18
	12/31/2011	16.979	16.355	7
	12/31/2012	16.355	18.184	7

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10 2.65%
	12/31/2007	N/A	21.005	0
	12/31/2008	21.005	12.864	44
	12/31/2009	12.864	15.791	79
	12/31/2010	15.791	17.099	66
	12/31/2011	17.099	16.480	64
	12/31/2012	16.480	18.332	62
VISI 11 1.80%
	12/31/2008	N/A	14.265	202
	12/31/2009	14.265	17.659	400
	12/31/2010	17.659	19.286	380
	12/31/2011	19.286	18.745	382
	12/31/2012	18.745	21.031	343
VISI 13 1.95%
	12/31/2009	N/A	17.314	144
	12/31/2010	17.314	18.881	156
	12/31/2011	18.881	18.324	149
	12/31/2012	18.324	20.528	143
VISI 14 2.80%
	12/31/2009	N/A	15.482	1
	12/31/2010	15.482	16.740	0
	12/31/2011	16.740	16.109	0
	12/31/2012	16.109	17.893	0
VISI 2 1.70%
	12/31/2007	N/A	23.353	126
	12/31/2008	23.353	14.439	165
	12/31/2009	14.439	17.893	89
	12/31/2010	17.893	19.561	140
	12/31/2011	19.561	19.032	146
	12/31/2012	19.032	21.374	137
VISI 3 2.10%
	12/31/2007	N/A	22.334	0
	12/31/2008	22.334	13.754	310
	12/31/2009	13.754	16.976	712
	12/31/2010	16.976	18.484	721
	12/31/2011	18.484	17.912	675
	12/31/2012	17.912	20.036	651
VISI 4 2.40%
	12/31/2007	N/A	21.599	0
	12/31/2008	21.599	13.261	35
	12/31/2009	13.261	16.319	97
	12/31/2010	16.319	17.715	89
	12/31/2011	17.715	17.116	82
	12/31/2012	17.116	19.088	77
VISI 5 2.25%
	12/31/2007	N/A	21.963	0
	12/31/2008	21.963	13.505	214
	12/31/2009	13.505	16.644	565
	12/31/2010	16.644	18.096	536
	12/31/2011	18.096	17.510	519
	12/31/2012	17.510	19.556	497

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6 2.55%
	12/31/2007	N/A	21.241	0
	12/31/2008	21.241	13.021	10
	12/31/2009	13.021	16.000	52
	12/31/2010	16.000	17.343	63
	12/31/2011	17.343	16.731	59
	12/31/2012	16.731	18.631	57
VISI 7 2.20%
	12/31/2007	N/A	22.086	0
	12/31/2008	22.086	13.587	388
	12/31/2009	13.587	16.754	602
	12/31/2010	16.754	18.224	603
	12/31/2011	18.224	17.643	582
	12/31/2012	17.643	19.715	524
VISI 8 2.50%
	12/31/2007	N/A	21.359	0
	12/31/2008	21.359	13.101	91
	12/31/2009	13.101	16.106	160
	12/31/2010	16.106	17.466	139
	12/31/2011	17.466	16.859	139
	12/31/2012	16.859	18.782	121
VISI 9 2.35%
	12/31/2007	N/A	21.720	0
	12/31/2008	21.720	13.342	366
	12/31/2009	13.342	16.427	570
	12/31/2010	16.427	17.841	589
	12/31/2011	17.841	17.246	570
	12/31/2012	17.246	19.243	507
VISL 1 1.65%
	12/31/2007	N/A	23.484	373
	12/31/2008	23.484	14.527	413
	12/31/2009	14.527	18.011	79
	12/31/2010	18.011	19.700	139
	12/31/2011	19.700	19.176	246
	12/31/2012	19.176	21.547	187
VISL 10 2.90%
	12/31/2007	N/A	20.427	0
	12/31/2008	20.427	12.479	19
	12/31/2009	12.479	15.280	26
	12/31/2010	15.280	16.505	25
	12/31/2011	16.505	15.867	25
	12/31/2012	15.867	17.606	21
VISL 11 2.05%
	12/31/2008	N/A	13.837	67
	12/31/2009	13.837	17.088	169
	12/31/2010	17.088	18.615	249
	12/31/2011	18.615	18.048	240
	12/31/2012	18.048	20.199	214
VISL 13 3.05%
	12/31/2009	N/A	14.981	3
	12/31/2010	14.981	16.158	0
	12/31/2011	16.158	15.510	0
	12/31/2012	15.510	17.184	0

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 14 2.20%
	12/31/2009	N/A	16.754	48
	12/31/2010	16.754	18.224	51
	12/31/2011	18.224	17.643	60
	12/31/2012	17.643	19.715	55
VISL 2 1.95%
	12/31/2007	N/A	22.711	77
	12/31/2008	22.711	14.007	79
	12/31/2009	14.007	17.314	23
	12/31/2010	17.314	18.881	52
	12/31/2011	18.881	18.324	67
	12/31/2012	18.324	20.528	61
VISL 3 2.35%
	12/31/2007	N/A	21.720	0
	12/31/2008	21.720	13.342	157
	12/31/2009	13.342	16.427	316
	12/31/2010	16.427	17.841	324
	12/31/2011	17.841	17.246	312
	12/31/2012	17.246	19.243	307
VISL 4 2.65%
	12/31/2007	N/A	21.005	0
	12/31/2008	21.005	12.864	18
	12/31/2009	12.864	15.791	58
	12/31/2010	15.791	17.099	49
	12/31/2011	17.099	16.480	44
	12/31/2012	16.480	18.332	41
VISL 5 2.50%
	12/31/2007	N/A	21.359	0
	12/31/2008	21.359	13.101	104
	12/31/2009	13.101	16.106	222
	12/31/2010	16.106	17.466	215
	12/31/2011	17.466	16.859	216
	12/31/2012	16.859	18.782	194
VISL 6 2.80%
	12/31/2007	N/A	20.656	0
	12/31/2008	20.656	12.632	8
	12/31/2009	12.632	15.482	24
	12/31/2010	15.482	16.740	17
	12/31/2011	16.740	16.109	18
	12/31/2012	16.109	17.893	16
VISL 7 2.45%
	12/31/2007	N/A	21.479	0
	12/31/2008	21.479	13.181	178
	12/31/2009	13.181	16.212	233
	12/31/2010	16.212	17.590	246
	12/31/2011	17.590	16.987	224
	12/31/2012	16.987	18.934	182
VISL 8 2.75%
	12/31/2007	N/A	20.772	0
	12/31/2008	20.772	12.709	27
	12/31/2009	12.709	15.584	54
	12/31/2010	15.584	16.859	51
	12/31/2011	16.859	16.232	49
	12/31/2012	16.232	18.038	41

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9 2.60%
	12/31/2007	N/A	21.122	0
	12/31/2008	21.122	12.942	159
	12/31/2009	12.942	15.895	246
	12/31/2010	15.895	17.221	232
	12/31/2011	17.221	16.605	206
	12/31/2012	16.605	18.481	182
PIMCO EqS Pathfinder Portfolio
VISB 1 1.70%
	12/31/2010	N/A	10.316	3
	12/31/2011	10.316	9.664	331
	12/31/2012	9.664	10.429	314
VISB 10 2.95%
	12/31/2010	N/A	10.230	0
	12/31/2011	10.230	9.464	70
	12/31/2012	9.464	10.086	68
VISB 11 2.10%
	12/31/2010	N/A	10.289	0
	12/31/2011	10.289	9.600	201
	12/31/2012	9.600	10.318	102
VISB 14 2.25%
	12/31/2010	N/A	10.278	0
	12/31/2011	10.278	9.576	71
	12/31/2012	9.576	10.276	62
VISB 2 2.00%
	12/31/2010	N/A	10.295	2
	12/31/2011	10.295	9.616	101
	12/31/2012	9.616	10.345	104
VISB 3 2.40%
	12/31/2010	N/A	10.268	0
	12/31/2011	10.268	9.552	487
	12/31/2012	9.552	10.235	475
VISB 4 2.70%
	12/31/2010	N/A	10.247	0
	12/31/2011	10.247	9.504	68
	12/31/2012	9.504	10.153	47
VISB 5 2.55%
	12/31/2010	N/A	10.257	0
	12/31/2011	10.257	9.528	542
	12/31/2012	9.528	10.194	515
VISB 6 2.85%
	12/31/2010	N/A	10.237	0
	12/31/2011	10.237	9.480	69
	12/31/2012	9.480	10.113	67
VISB 7 2.50%
	12/31/2010	N/A	10.261	0
	12/31/2011	10.261	9.536	358
	12/31/2012	9.536	10.208	334
VISB 8 2.80%
	12/31/2010	N/A	10.240	0
	12/31/2011	10.240	9.488	146
	12/31/2012	9.488	10.126	104

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 9 2.65%
	12/31/2010	N/A	10.250	0
	12/31/2011	10.250	9.512	364
	12/31/2012	9.512	10.167	301
VISC 1 2.45%
	12/31/2010	N/A	10.264	0
	12/31/2011	10.264	9.544	24
	12/31/2012	9.544	10.222	14
VISC 10 3.00%
	12/31/2010	N/A	10.226	0
	12/31/2011	10.226	9.457	1
	12/31/2012	9.457	10.072	1
VISC 11 2.30%
	12/31/2010	N/A	10.275	0
	12/31/2011	10.275	9.568	1
	12/31/2012	9.568	10.263	2
VISC 13 1.75%
	12/31/2010	N/A	10.313	1
	12/31/2011	10.313	9.656	52
	12/31/2012	9.656	10.415	30
VISC 2 2.75%
	12/31/2010	N/A	10.244	0
	12/31/2011	10.244	9.496	0
	12/31/2012	9.496	10.140	0
VISC 3 2.60%
	12/31/2010	N/A	10.254	0
	12/31/2011	10.254	9.520	14
	12/31/2012	9.520	10.181	13
VISC 4 2.90%
	12/31/2010	N/A	10.233	0
	12/31/2011	10.233	9.472	0
	12/31/2012	9.472	10.099	0
VISC 5 2.15%
	12/31/2010	N/A	10.285	1
	12/31/2011	10.285	9.592	49
	12/31/2012	9.592	10.304	48
VISC 7 2.55%
	12/31/2010	N/A	10.257	0
	12/31/2011	10.257	9.528	18
	12/31/2012	9.528	10.194	13
VISC 8 2.85%
	12/31/2010	N/A	10.237	0
	12/31/2011	10.237	9.480	9
	12/31/2012	9.480	10.113	9
VISC 9 2.70%
	12/31/2010	N/A	10.247	0
	12/31/2011	10.247	9.504	25
	12/31/2012	9.504	10.153	19
VISI 10 2.65%
	12/31/2010	N/A	10.250	0
	12/31/2011	10.250	9.512	161
	12/31/2012	9.512	10.167	150
VISI 11 1.80%
	12/31/2010	N/A	10.309	3
	12/31/2011	10.309	9.648	756
	12/31/2012	9.648	10.401	721

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 13 1.95%
	12/31/2010	N/A	10.299	2
	12/31/2011	10.299	9.624	375
	12/31/2012	9.624	10.359	363
VISI 2 1.70%
	12/31/2010	N/A	10.316	10
	12/31/2011	10.316	9.664	380
	12/31/2012	9.664	10.429	348
VISI 3 2.10%
	12/31/2010	N/A	10.289	4
	12/31/2011	10.289	9.600	798
	12/31/2012	9.600	10.318	769
VISI 4 2.40%
	12/31/2010	N/A	10.268	0
	12/31/2011	10.268	9.552	84
	12/31/2012	9.552	10.235	84
VISI 5 2.25%
	12/31/2010	N/A	10.278	0
	12/31/2011	10.278	9.576	661
	12/31/2012	9.576	10.276	638
VISI 6 2.55%
	12/31/2010	N/A	10.257	0
	12/31/2011	10.257	9.528	54
	12/31/2012	9.528	10.194	59
VISI 7 2.20%
	12/31/2010	N/A	10.282	2
	12/31/2011	10.282	9.584	934
	12/31/2012	9.584	10.290	928
VISI 8 2.50%
	12/31/2010	N/A	10.261	0
	12/31/2011	10.261	9.536	259
	12/31/2012	9.536	10.208	254
VISI 9 2.35%
	12/31/2010	N/A	10.271	10
	12/31/2011	10.271	9.560	1002
	12/31/2012	9.560	10.249	976
VISL 1 1.65%
	12/31/2010	N/A	10.320	20
	12/31/2011	10.320	9.672	422
	12/31/2012	9.672	10.443	423
VISL 10 2.90%
	12/31/2010	N/A	10.233	12
	12/31/2011	10.233	9.472	138
	12/31/2012	9.472	10.099	105
VISL 11 2.05%
	12/31/2010	N/A	10.292	0
	12/31/2011	10.292	9.608	356
	12/31/2012	9.608	10.332	356
VISL 14 2.20%
	12/31/2010	N/A	10.282	0
	12/31/2011	10.282	9.584	114
	12/31/2012	9.584	10.290	114
VISL 2 1.95%
	12/31/2010	N/A	10.299	4
	12/31/2011	10.299	9.624	206
	12/31/2012	9.624	10.359	198

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 3 2.35%
	12/31/2010	N/A	10.271	3
	12/31/2011	10.271	9.560	291
	12/31/2012	9.560	10.249	275
VISL 4 2.65%
	12/31/2010	N/A	10.250	0
	12/31/2011	10.250	9.512	93
	12/31/2012	9.512	10.167	96
VISL 5 2.50%
	12/31/2010	N/A	10.261	1
	12/31/2011	10.261	9.536	263
	12/31/2012	9.536	10.208	260
VISL 6 2.80%
	12/31/2010	N/A	10.240	0
	12/31/2011	10.240	9.488	27
	12/31/2012	9.488	10.126	26
VISL 7 2.45%
	12/31/2010	N/A	10.264	0
	12/31/2011	10.264	9.544	334
	12/31/2012	9.544	10.222	335
VISL 8 2.75%
	12/31/2010	N/A	10.244	0
	12/31/2011	10.244	9.496	142
	12/31/2012	9.496	10.140	140
VISL 9 2.60%
	12/31/2010	N/A	10.254	1
	12/31/2011	10.254	9.520	364
	12/31/2012	9.520	10.181	402
PIMCO VIT All Asset Portfolio
VISB 1 1.70%
	12/31/2007	N/A	12.811	33
	12/31/2008	12.811	10.599	57
	12/31/2009	10.599	12.668	79
	12/31/2010	12.668	14.085	706
	12/31/2011	14.085	14.119	992
	12/31/2012	14.119	15.954	987
VISB 10 2.95%
	12/31/2007	N/A	12.236	0
	12/31/2008	12.236	9.997	7
	12/31/2009	9.997	11.801	55
	12/31/2010	11.801	12.958	84
	12/31/2011	12.958	12.828	70
	12/31/2012	12.828	14.314	87
VISB 11 2.10%
	12/31/2008	N/A	10.403	53
	12/31/2009	10.403	12.384	79
	12/31/2010	12.384	13.714	92
	12/31/2011	13.714	13.692	105
	12/31/2012	13.692	15.410	108
VISB 13 3.10%
	12/31/2009	N/A	11.701	29
	12/31/2010	11.701	12.829	35
	12/31/2011	12.829	12.681	31
	12/31/2012	12.681	14.129	34

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 14 2.25%
	12/31/2009	N/A	12.279	6
	12/31/2010	12.279	13.578	12
	12/31/2011	13.578	13.536	14
	12/31/2012	13.536	15.211	15
VISB 2 2.00%
	12/31/2007	N/A	12.670	8
	12/31/2008	12.670	10.451	30
	12/31/2009	10.451	12.455	47
	12/31/2010	12.455	13.806	282
	12/31/2011	13.806	13.798	303
	12/31/2012	13.798	15.544	348
VISB 3 2.40%
	12/31/2007	N/A	12.486	0
	12/31/2008	12.486	10.258	37
	12/31/2009	10.258	12.175	74
	12/31/2010	12.175	13.442	109
	12/31/2011	13.442	13.381	127
	12/31/2012	13.381	15.014	144
VISB 4 2.70%
	12/31/2007	N/A	12.349	0
	12/31/2008	12.349	10.115	5
	12/31/2009	10.115	11.970	14
	12/31/2010	11.970	13.176	41
	12/31/2011	13.176	13.076	42
	12/31/2012	13.076	14.628	51
VISB 5 2.55%
	12/31/2007	N/A	12.417	0
	12/31/2008	12.417	10.186	7
	12/31/2009	10.186	12.072	33
	12/31/2010	12.072	13.308	37
	12/31/2011	13.308	13.228	53
	12/31/2012	13.228	14.820	57
VISB 6 2.85%
	12/31/2007	N/A	12.281	0
	12/31/2008	12.281	10.044	3
	12/31/2009	10.044	11.868	10
	12/31/2010	11.868	13.045	15
	12/31/2011	13.045	12.927	29
	12/31/2012	12.927	14.439	32
VISB 7 2.50%
	12/31/2007	N/A	12.440	0
	12/31/2008	12.440	10.210	32
	12/31/2009	10.210	12.106	72
	12/31/2010	12.106	13.353	105
	12/31/2011	13.353	13.279	142
	12/31/2012	13.279	14.884	152
VISB 8 2.80%
	12/31/2007	N/A	12.304	0
	12/31/2008	12.304	10.068	11
	12/31/2009	10.068	11.902	128
	12/31/2010	11.902	13.088	171
	12/31/2011	13.088	12.977	170
	12/31/2012	12.977	14.502	176

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 9 2.65%
	12/31/2007	N/A	12.372	0
	12/31/2008	12.372	10.139	31
	12/31/2009	10.139	12.004	239
	12/31/2010	12.004	13.220	278
	12/31/2011	13.220	13.127	296
	12/31/2012	13.127	14.692	327
VISC 1 2.45%
	12/31/2008	N/A	10.234	7
	12/31/2009	10.234	12.141	16
	12/31/2010	12.141	13.398	21
	12/31/2011	13.398	13.330	26
	12/31/2012	13.330	14.949	32
VISC 10 3.00%
	12/31/2008	N/A	9.974	0
	12/31/2009	9.974	11.767	13
	12/31/2010	11.767	12.915	15
	12/31/2011	12.915	12.779	12
	12/31/2012	12.779	14.252	24
VISC 11 2.30%
	12/31/2009	N/A	12.244	0
	12/31/2010	12.244	13.532	0
	12/31/2011	13.532	13.484	0
	12/31/2012	13.484	15.145	6
VISC 12 3.15%
	12/31/2009	N/A	11.668	6
	12/31/2010	11.668	12.786	6
	12/31/2011	12.786	12.633	6
	12/31/2012	12.633	14.068	4
VISC 13 1.75%
	12/31/2009	N/A	13.367	4
	12/31/2010	13.367	14.855	200
	12/31/2011	14.855	14.883	352
	12/31/2012	14.883	16.809	376
VISC 2 2.75%
	12/31/2008	N/A	10.091	1
	12/31/2009	10.091	11.936	1
	12/31/2010	11.936	13.132	2
	12/31/2011	13.132	13.026	2
	12/31/2012	13.026	14.565	2
VISC 3 2.60%
	12/31/2008	N/A	10.162	6
	12/31/2009	10.162	12.038	7
	12/31/2010	12.038	13.264	8
	12/31/2011	13.264	13.177	8
	12/31/2012	13.177	14.756	7
VISC 4 2.90%
	12/31/2008	N/A	10.021	0
	12/31/2009	10.021	11.834	0
	12/31/2010	11.834	13.001	0
	12/31/2011	13.001	12.877	0
	12/31/2012	12.877	14.377	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 5 2.15%
	12/31/2008	N/A	10.378	8
	12/31/2009	10.378	12.349	6
	12/31/2010	12.349	13.669	11
	12/31/2011	13.669	13.640	9
	12/31/2012	13.640	15.343	11
VISC 7 2.55%
	12/31/2008	N/A	10.186	6
	12/31/2009	10.186	12.072	17
	12/31/2010	12.072	13.308	18
	12/31/2011	13.308	13.228	9
	12/31/2012	13.228	14.820	7
VISC 8 2.85%
	12/31/2008	N/A	10.044	0
	12/31/2009	10.044	11.868	46
	12/31/2010	11.868	13.045	42
	12/31/2011	13.045	12.927	33
	12/31/2012	12.927	14.439	36
VISC 9 2.70%
	12/31/2008	N/A	10.115	4
	12/31/2009	10.115	11.970	44
	12/31/2010	11.970	13.176	44
	12/31/2011	13.176	13.076	44
	12/31/2012	13.076	14.628	36
VISI 10 2.65%
	12/31/2007	N/A	12.372	0
	12/31/2008	12.372	10.139	16
	12/31/2009	10.139	12.004	149
	12/31/2010	12.004	13.220	174
	12/31/2011	13.220	13.127	204
	12/31/2012	13.127	14.692	210
VISI 11 1.80%
	12/31/2008	N/A	10.550	128
	12/31/2009	10.550	12.597	378
	12/31/2010	12.597	13.992	509
	12/31/2011	13.992	14.011	644
	12/31/2012	14.011	15.816	875
VISI 13 1.95%
	12/31/2009	N/A	12.490	104
	12/31/2010	12.490	13.852	133
	12/31/2011	13.852	13.851	178
	12/31/2012	13.851	15.612	154
VISI 14 2.80%
	12/31/2009	N/A	11.902	44
	12/31/2010	11.902	13.088	68
	12/31/2011	13.088	12.977	52
	12/31/2012	12.977	14.502	49
VISI 2 1.70%
	12/31/2007	N/A	12.811	10
	12/31/2008	12.811	10.599	20
	12/31/2009	10.599	12.668	85
	12/31/2010	12.668	14.085	555
	12/31/2011	14.085	14.119	753
	12/31/2012	14.119	15.954	722

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3 2.10%
	12/31/2007	N/A	12.624	0
	12/31/2008	12.624	10.403	123
	12/31/2009	10.403	12.384	261
	12/31/2010	12.384	13.714	288
	12/31/2011	13.714	13.692	315
	12/31/2012	13.692	15.410	349
VISI 4 2.40%
	12/31/2007	N/A	12.486	0
	12/31/2008	12.486	10.258	5
	12/31/2009	10.258	12.175	23
	12/31/2010	12.175	13.442	27
	12/31/2011	13.442	13.381	35
	12/31/2012	13.381	15.014	40
VISI 5 2.25%
	12/31/2007	N/A	12.555	0
	12/31/2008	12.555	10.330	42
	12/31/2009	10.330	12.279	155
	12/31/2010	12.279	13.578	206
	12/31/2011	13.578	13.536	257
	12/31/2012	13.536	15.211	298
VISI 6 2.55%
	12/31/2007	N/A	12.417	0
	12/31/2008	12.417	10.186	6
	12/31/2009	10.186	12.072	14
	12/31/2010	12.072	13.308	18
	12/31/2011	13.308	13.228	20
	12/31/2012	13.228	14.820	19
VISI 7 2.20%
	12/31/2007	N/A	12.578	0
	12/31/2008	12.578	10.354	122
	12/31/2009	10.354	12.314	236
	12/31/2010	12.314	13.623	303
	12/31/2011	13.623	13.588	318
	12/31/2012	13.588	15.277	366
VISI 8 2.50%
	12/31/2007	N/A	12.440	0
	12/31/2008	12.440	10.210	31
	12/31/2009	10.210	12.106	635
	12/31/2010	12.106	13.353	781
	12/31/2011	13.353	13.279	760
	12/31/2012	13.279	14.884	749
VISI 9 2.35%
	12/31/2007	N/A	12.509	0
	12/31/2008	12.509	10.282	141
	12/31/2009	10.282	12.210	799
	12/31/2010	12.210	13.487	961
	12/31/2011	13.487	13.432	1022
	12/31/2012	13.432	15.079	1073
VISL 1 1.65%
	12/31/2007	N/A	12.834	53
	12/31/2008	12.834	10.624	97
	12/31/2009	10.624	12.704	201
	12/31/2010	12.704	14.132	1459
	12/31/2011	14.132	14.173	2082
	12/31/2012	14.173	16.024	2167

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 10 2.90%
	12/31/2007	N/A	12.259	0
	12/31/2008	12.259	10.021	9
	12/31/2009	10.021	11.834	126
	12/31/2010	11.834	13.001	150
	12/31/2011	13.001	12.877	155
	12/31/2012	12.877	14.377	167
VISL 11 2.05%
	12/31/2008	N/A	10.427	262
	12/31/2009	10.427	12.419	239
	12/31/2010	12.419	13.760	267
	12/31/2011	13.760	13.745	285
	12/31/2012	13.745	15.477	314
VISL 13 3.05%
	12/31/2009	N/A	11.734	79
	12/31/2010	11.734	12.872	69
	12/31/2011	12.872	12.730	60
	12/31/2012	12.730	14.191	69
VISL 14 2.20%
	12/31/2009	N/A	12.314	80
	12/31/2010	12.314	13.623	91
	12/31/2011	13.623	13.588	89
	12/31/2012	13.588	15.277	90
VISL 2 1.95%
	12/31/2007	N/A	12.694	3
	12/31/2008	12.694	10.476	9
	12/31/2009	10.476	12.490	110
	12/31/2010	12.490	13.852	556
	12/31/2011	13.852	13.851	719
	12/31/2012	13.851	15.612	724
VISL 3 2.35%
	12/31/2007	N/A	12.509	0
	12/31/2008	12.509	10.282	93
	12/31/2009	10.282	12.210	174
	12/31/2010	12.210	13.487	219
	12/31/2011	13.487	13.432	249
	12/31/2012	13.432	15.079	287
VISL 4 2.65%
	12/31/2007	N/A	12.372	0
	12/31/2008	12.372	10.139	8
	12/31/2009	10.139	12.004	11
	12/31/2010	12.004	13.220	20
	12/31/2011	13.220	13.127	25
	12/31/2012	13.127	14.692	28
VISL 5 2.50%
	12/31/2007	N/A	12.440	0
	12/31/2008	12.440	10.210	40
	12/31/2009	10.210	12.106	103
	12/31/2010	12.106	13.353	222
	12/31/2011	13.353	13.279	167
	12/31/2012	13.279	14.884	189

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6 2.80%
	12/31/2007	N/A	12.304	0
	12/31/2008	12.304	10.068	2
	12/31/2009	10.068	11.902	2
	12/31/2010	11.902	13.088	2
	12/31/2011	13.088	12.977	3
	12/31/2012	12.977	14.502	12
VISL 7 2.45%
	12/31/2007	N/A	12.463	0
	12/31/2008	12.463	10.234	124
	12/31/2009	10.234	12.141	193
	12/31/2010	12.141	13.398	202
	12/31/2011	13.398	13.330	234
	12/31/2012	13.330	14.949	251
VISL 8 2.75%
	12/31/2007	N/A	12.326	0
	12/31/2008	12.326	10.091	16
	12/31/2009	10.091	11.936	320
	12/31/2010	11.936	13.132	323
	12/31/2011	13.132	13.026	382
	12/31/2012	13.026	14.565	403
VISL 9 2.60%
	12/31/2007	N/A	12.394	0
	12/31/2008	12.394	10.162	164
	12/31/2009	10.162	12.038	468
	12/31/2010	12.038	13.264	506
	12/31/2011	13.264	13.177	558
	12/31/2012	13.177	14.756	558
PIMCO VIT CommodityRealReturn Strategy Portfolio
VISB 1 1.70%
	12/31/2007	N/A	12.713	90
	12/31/2008	12.713	7.025	199
	12/31/2009	7.025	9.775	67
	12/31/2010	9.775	11.967	108
	12/31/2011	11.967	10.877	126
	12/31/2012	10.877	11.269	99
VISB 10 2.95%
	12/31/2007	N/A	12.295	0
	12/31/2008	12.295	6.710	46
	12/31/2009	6.710	9.220	65
	12/31/2010	9.220	11.147	46
	12/31/2011	11.147	10.006	53
	12/31/2012	10.006	10.237	43
VISB 11 2.10%
	12/31/2008	N/A	6.923	75
	12/31/2009	6.923	9.594	128
	12/31/2010	9.594	11.699	111
	12/31/2011	11.699	10.590	91
	12/31/2012	10.590	10.928	94
VISB 13 3.10%
	12/31/2009	N/A	9.156	21
	12/31/2010	9.156	11.053	3
	12/31/2011	11.053	9.906	0
	12/31/2012	9.906	10.120	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 14 2.25%
	12/31/2009	N/A	9.527	58
	12/31/2010	9.527	11.599	77
	12/31/2011	11.599	10.485	62
	12/31/2012	10.485	10.803	62
VISB 2 2.00%
	12/31/2007	N/A	12.612	14
	12/31/2008	12.612	6.948	59
	12/31/2009	6.948	9.639	44
	12/31/2010	9.639	11.765	99
	12/31/2011	11.765	10.661	144
	12/31/2012	10.661	11.012	125
VISB 3 2.40%
	12/31/2007	N/A	12.478	0
	12/31/2008	12.478	6.847	117
	12/31/2009	6.847	9.460	197
	12/31/2010	9.460	11.501	218
	12/31/2011	11.501	10.380	219
	12/31/2012	10.380	10.679	211
VISB 4 2.70%
	12/31/2007	N/A	12.378	0
	12/31/2008	12.378	6.772	33
	12/31/2009	6.772	9.329	72
	12/31/2010	9.329	11.307	77
	12/31/2011	11.307	10.174	83
	12/31/2012	10.174	10.436	54
VISB 5 2.55%
	12/31/2007	N/A	12.428	0
	12/31/2008	12.428	6.809	70
	12/31/2009	6.809	9.394	190
	12/31/2010	9.394	11.403	186
	12/31/2011	11.403	10.277	209
	12/31/2012	10.277	10.557	184
VISB 6 2.85%
	12/31/2007	N/A	12.328	0
	12/31/2008	12.328	6.734	20
	12/31/2009	6.734	9.263	44
	12/31/2010	9.263	11.211	51
	12/31/2011	11.211	10.073	47
	12/31/2012	10.073	10.316	43
VISB 7 2.50%
	12/31/2007	N/A	12.444	0
	12/31/2008	12.444	6.822	201
	12/31/2009	6.822	9.416	259
	12/31/2010	9.416	11.436	249
	12/31/2011	11.436	10.311	242
	12/31/2012	10.311	10.597	217
VISB 8 2.80%
	12/31/2007	N/A	12.345	0
	12/31/2008	12.345	6.747	63
	12/31/2009	6.747	9.285	133
	12/31/2010	9.285	11.243	76
	12/31/2011	11.243	10.107	74
	12/31/2012	10.107	10.356	54

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 9 2.65%
	12/31/2007	N/A	12.394	0
	12/31/2008	12.394	6.784	140
	12/31/2009	6.784	9.350	250
	12/31/2010	9.350	11.339	263
	12/31/2011	11.339	10.208	220
	12/31/2012	10.208	10.476	229
VISC 1 2.45%
	12/31/2008	N/A	6.834	28
	12/31/2009	6.834	9.438	38
	12/31/2010	9.438	11.468	38
	12/31/2011	11.468	10.346	23
	12/31/2012	10.346	10.638	21
VISC 10 3.00%
	12/31/2008	N/A	6.697	3
	12/31/2009	6.697	9.199	7
	12/31/2010	9.199	11.116	9
	12/31/2011	11.116	9.973	6
	12/31/2012	9.973	10.198	5
VISC 11 2.30%
	12/31/2009	N/A	9.505	7
	12/31/2010	9.505	11.566	3
	12/31/2011	11.566	10.450	1
	12/31/2012	10.450	10.761	0
VISC 12 3.15%
	12/31/2009	N/A	9.134	2
	12/31/2010	9.134	11.022	0
	12/31/2011	11.022	9.873	0
	12/31/2012	9.873	10.081	0
VISC 13 1.75%
	12/31/2009	N/A	9.752	4
	12/31/2010	9.752	11.933	16
	12/31/2011	11.933	10.841	20
	12/31/2012	10.841	11.226	16
VISC 2 2.75%
	12/31/2008	N/A	6.759	1
	12/31/2009	6.759	9.307	1
	12/31/2010	9.307	11.275	1
	12/31/2011	11.275	10.141	2
	12/31/2012	10.141	10.396	2
VISC 3 2.60%
	12/31/2008	N/A	6.797	17
	12/31/2009	6.797	9.372	20
	12/31/2010	9.372	11.371	14
	12/31/2011	11.371	10.243	15
	12/31/2012	10.243	10.516	14
VISC 4 2.90%
	12/31/2008	N/A	6.722	0
	12/31/2009	6.722	9.242	0
	12/31/2010	9.242	11.179	0
	12/31/2011	11.179	10.040	0
	12/31/2012	10.040	10.277	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 5 2.15%
	12/31/2008	N/A	6.910	15
	12/31/2009	6.910	9.572	17
	12/31/2010	9.572	11.665	18
	12/31/2011	11.665	10.555	11
	12/31/2012	10.555	10.886	7
VISC 7 2.55%
	12/31/2008	N/A	6.809	12
	12/31/2009	6.809	9.394	41
	12/31/2010	9.394	11.403	21
	12/31/2011	11.403	10.277	21
	12/31/2012	10.277	10.557	18
VISC 8 2.85%
	12/31/2008	N/A	6.734	1
	12/31/2009	6.734	9.263	10
	12/31/2010	9.263	11.211	5
	12/31/2011	11.211	10.073	3
	12/31/2012	10.073	10.316	4
VISC 9 2.70%
	12/31/2008	N/A	6.772	14
	12/31/2009	6.772	9.329	35
	12/31/2010	9.329	11.307	29
	12/31/2011	11.307	10.174	21
	12/31/2012	10.174	10.436	22
VISI 10 2.65%
	12/31/2007	N/A	12.394	0
	12/31/2008	12.394	6.784	52
	12/31/2009	6.784	9.350	61
	12/31/2010	9.350	11.339	97
	12/31/2011	11.339	10.208	99
	12/31/2012	10.208	10.476	97
VISI 11 1.80%
	12/31/2008	N/A	7.000	241
	12/31/2009	7.000	9.730	445
	12/31/2010	9.730	11.900	381
	12/31/2011	11.900	10.804	356
	12/31/2012	10.804	11.183	327
VISI 13 1.95%
	12/31/2009	N/A	9.662	200
	12/31/2010	9.662	11.799	201
	12/31/2011	11.799	10.697	175
	12/31/2012	10.697	11.054	172
VISI 14 2.80%
	12/31/2009	N/A	9.285	1
	12/31/2010	9.285	11.243	0
	12/31/2011	11.243	10.107	0
	12/31/2012	10.107	10.356	0
VISI 2 1.70%
	12/31/2007	N/A	12.713	23
	12/31/2008	12.713	7.025	48
	12/31/2009	7.025	9.775	67
	12/31/2010	9.775	11.967	160
	12/31/2011	11.967	10.877	186
	12/31/2012	10.877	11.269	169

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3 2.10%
	12/31/2007	N/A	12.578	0
	12/31/2008	12.578	6.923	213
	12/31/2009	6.923	9.594	379
	12/31/2010	9.594	11.699	359
	12/31/2011	11.699	10.590	325
	12/31/2012	10.590	10.928	312
VISI 4 2.40%
	12/31/2007	N/A	12.478	0
	12/31/2008	12.478	6.847	70
	12/31/2009	6.847	9.460	78
	12/31/2010	9.460	11.501	89
	12/31/2011	11.501	10.380	82
	12/31/2012	10.380	10.679	85
VISI 5 2.25%
	12/31/2007	N/A	12.528	0
	12/31/2008	12.528	6.885	159
	12/31/2009	6.885	9.527	329
	12/31/2010	9.527	11.599	369
	12/31/2011	11.599	10.485	356
	12/31/2012	10.485	10.803	342
VISI 6 2.55%
	12/31/2007	N/A	12.428	0
	12/31/2008	12.428	6.809	6
	12/31/2009	6.809	9.394	22
	12/31/2010	9.394	11.403	27
	12/31/2011	11.403	10.277	24
	12/31/2012	10.277	10.557	16
VISI 7 2.20%
	12/31/2007	N/A	12.544	0
	12/31/2008	12.544	6.897	414
	12/31/2009	6.897	9.549	648
	12/31/2010	9.549	11.632	587
	12/31/2011	11.632	10.520	598
	12/31/2012	10.520	10.844	547
VISI 8 2.50%
	12/31/2007	N/A	12.444	0
	12/31/2008	12.444	6.822	77
	12/31/2009	6.822	9.416	166
	12/31/2010	9.416	11.436	133
	12/31/2011	11.436	10.311	134
	12/31/2012	10.311	10.597	121
VISI 9 2.35%
	12/31/2007	N/A	12.494	0
	12/31/2008	12.494	6.859	387
	12/31/2009	6.859	9.483	682
	12/31/2010	9.483	11.534	633
	12/31/2011	11.534	10.415	582
	12/31/2012	10.415	10.720	535
VISL 1 1.65%
	12/31/2007	N/A	12.730	54
	12/31/2008	12.730	7.038	105
	12/31/2009	7.038	9.798	55
	12/31/2010	9.798	12.001	198
	12/31/2011	12.001	10.913	218
	12/31/2012	10.913	11.312	201

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 10 2.90%
	12/31/2007	N/A	12.312	0
	12/31/2008	12.312	6.722	43
	12/31/2009	6.722	9.242	63
	12/31/2010	9.242	11.179	51
	12/31/2011	11.179	10.040	48
	12/31/2012	10.040	10.277	45
VISL 11 2.05%
	12/31/2008	N/A	6.935	101
	12/31/2009	6.935	9.617	144
	12/31/2010	9.617	11.732	104
	12/31/2011	11.732	10.626	146
	12/31/2012	10.626	10.970	112
VISL 13 3.05%
	12/31/2009	N/A	9.177	9
	12/31/2010	9.177	11.084	0
	12/31/2011	11.084	9.940	0
	12/31/2012	9.940	10.159	0
VISL 14 2.20%
	12/31/2009	N/A	9.549	46
	12/31/2010	9.549	11.632	43
	12/31/2011	11.632	10.520	43
	12/31/2012	10.520	10.844	45
VISL 2 1.95%
	12/31/2007	N/A	12.629	13
	12/31/2008	12.629	6.961	34
	12/31/2009	6.961	9.662	17
	12/31/2010	9.662	11.799	61
	12/31/2011	11.799	10.697	89
	12/31/2012	10.697	11.054	70
VISL 3 2.35%
	12/31/2007	N/A	12.494	0
	12/31/2008	12.494	6.859	126
	12/31/2009	6.859	9.483	170
	12/31/2010	9.483	11.534	150
	12/31/2011	11.534	10.415	165
	12/31/2012	10.415	10.720	150
VISL 4 2.65%
	12/31/2007	N/A	12.394	0
	12/31/2008	12.394	6.784	26
	12/31/2009	6.784	9.350	30
	12/31/2010	9.350	11.339	81
	12/31/2011	11.339	10.208	76
	12/31/2012	10.208	10.476	72
VISL 5 2.50%
	12/31/2007	N/A	12.444	0
	12/31/2008	12.444	6.822	82
	12/31/2009	6.822	9.416	143
	12/31/2010	9.416	11.436	132
	12/31/2011	11.436	10.311	154
	12/31/2012	10.311	10.597	146

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6 2.80%
	12/31/2007	N/A	12.345	0
	12/31/2008	12.345	6.747	17
	12/31/2009	6.747	9.285	26
	12/31/2010	9.285	11.243	24
	12/31/2011	11.243	10.107	26
	12/31/2012	10.107	10.356	29
VISL 7 2.45%
	12/31/2007	N/A	12.461	0
	12/31/2008	12.461	6.834	154
	12/31/2009	6.834	9.438	215
	12/31/2010	9.438	11.468	203
	12/31/2011	11.468	10.346	180
	12/31/2012	10.346	10.638	172
VISL 8 2.75%
	12/31/2007	N/A	12.361	0
	12/31/2008	12.361	6.759	35
	12/31/2009	6.759	9.307	74
	12/31/2010	9.307	11.275	100
	12/31/2011	11.275	10.141	96
	12/31/2012	10.141	10.396	96
VISL 9 2.60%
	12/31/2007	N/A	12.411	0
	12/31/2008	12.411	6.797	103
	12/31/2009	6.797	9.372	160
	12/31/2010	9.372	11.371	134
	12/31/2011	11.371	10.243	143
	12/31/2012	10.243	10.516	124
PIMCO VIT Emerging Markets Bond Portfolio
VISB 1 1.70%
	12/31/2007	N/A	12.189	99
	12/31/2008	12.189	10.234	100
	12/31/2009	10.234	13.139	96
	12/31/2010	13.139	14.489	614
	12/31/2011	14.489	15.148	758
	12/31/2012	15.148	17.557	683
VISB 10 2.95%
	12/31/2007	N/A	11.788	0
	12/31/2008	11.788	9.774	4
	12/31/2009	9.774	12.393	72
	12/31/2010	12.393	13.497	39
	12/31/2011	13.497	13.935	17
	12/31/2012	13.935	15.950	29
VISB 11 2.10%
	12/31/2008	N/A	10.084	16
	12/31/2009	10.084	12.895	26
	12/31/2010	12.895	14.164	31
	12/31/2011	14.164	14.748	37
	12/31/2012	14.748	17.026	31
VISB 13 3.10%
	12/31/2009	N/A	12.306	17
	12/31/2010	12.306	13.382	31
	12/31/2011	13.382	13.796	21
	12/31/2012	13.796	15.767	21

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 14 2.25%
	12/31/2009	N/A	12.805	8
	12/31/2010	12.805	14.044	20
	12/31/2011	14.044	14.602	10
	12/31/2012	14.602	16.831	9
VISB 2 2.00%
	12/31/2007	N/A	12.091	30
	12/31/2008	12.091	10.122	27
	12/31/2009	10.122	12.956	61
	12/31/2010	12.956	14.245	275
	12/31/2011	14.245	14.847	285
	12/31/2012	14.847	17.157	256
VISB 3 2.40%
	12/31/2007	N/A	11.963	0
	12/31/2008	11.963	9.974	57
	12/31/2009	9.974	12.716	135
	12/31/2010	12.716	13.925	163
	12/31/2011	13.925	14.456	158
	12/31/2012	14.456	16.638	132
VISB 4 2.70%
	12/31/2007	N/A	11.867	0
	12/31/2008	11.867	9.864	10
	12/31/2009	9.864	12.538	44
	12/31/2010	12.538	13.690	44
	12/31/2011	13.690	14.169	23
	12/31/2012	14.169	16.259	21
VISB 5 2.55%
	12/31/2007	N/A	11.915	0
	12/31/2008	11.915	9.919	22
	12/31/2009	9.919	12.627	59
	12/31/2010	12.627	13.807	92
	12/31/2011	13.807	14.312	73
	12/31/2012	14.312	16.447	59
VISB 6 2.85%
	12/31/2007	N/A	11.820	0
	12/31/2008	11.820	9.810	6
	12/31/2009	9.810	12.451	22
	12/31/2010	12.451	13.573	23
	12/31/2011	13.573	14.028	26
	12/31/2012	14.028	16.073	23
VISB 7 2.50%
	12/31/2007	N/A	11.931	0
	12/31/2008	11.931	9.937	40
	12/31/2009	9.937	12.656	46
	12/31/2010	12.656	13.846	56
	12/31/2011	13.846	14.360	47
	12/31/2012	14.360	16.511	52
VISB 8 2.80%
	12/31/2007	N/A	11.835	0
	12/31/2008	11.835	9.828	7
	12/31/2009	9.828	12.480	76
	12/31/2010	12.480	13.612	98
	12/31/2011	13.612	14.075	65
	12/31/2012	14.075	16.135	60

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 9 2.65%
	12/31/2007	N/A	11.883	0
	12/31/2008	11.883	9.882	31
	12/31/2009	9.882	12.568	85
	12/31/2010	12.568	13.728	107
	12/31/2011	13.728	14.217	87
	12/31/2012	14.217	16.321	88
VISC 1 2.45%
	12/31/2008	N/A	9.955	1
	12/31/2009	9.955	12.686	7
	12/31/2010	12.686	13.885	12
	12/31/2011	13.885	14.408	7
	12/31/2012	14.408	16.574	4
VISC 10 3.00%
	12/31/2008	N/A	9.756	0
	12/31/2009	9.756	12.364	6
	12/31/2010	12.364	13.458	6
	12/31/2011	13.458	13.889	5
	12/31/2012	13.889	15.889	4
VISC 11 2.30%
	12/31/2009	N/A	12.775	1
	12/31/2010	12.775	14.004	3
	12/31/2011	14.004	14.553	0
	12/31/2012	14.553	16.766	0
VISC 12 3.15%
	12/31/2009	N/A	12.277	3
	12/31/2010	12.277	13.344	21
	12/31/2011	13.344	13.750	2
	12/31/2012	13.750	15.707	1
VISC 13 1.75%
	12/31/2009	N/A	13.108	10
	12/31/2010	13.108	14.448	80
	12/31/2011	14.448	15.097	256
	12/31/2012	15.097	17.490	226
VISC 2 2.75%
	12/31/2008	N/A	9.846	0
	12/31/2009	9.846	12.509	0
	12/31/2010	12.509	13.651	1
	12/31/2011	13.651	14.122	1
	12/31/2012	14.122	16.197	0
VISC 3 2.60%
	12/31/2008	N/A	9.901	1
	12/31/2009	9.901	12.597	17
	12/31/2010	12.597	13.767	30
	12/31/2011	13.767	14.264	20
	12/31/2012	14.264	16.384	3
VISC 4 2.90%
	12/31/2008	N/A	9.792	0
	12/31/2009	9.792	12.422	0
	12/31/2010	12.422	13.535	0
	12/31/2011	13.535	13.982	0
	12/31/2012	13.982	16.011	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 5 2.15%
	12/31/2008	N/A	10.066	1
	12/31/2009	10.066	12.865	5
	12/31/2010	12.865	14.124	10
	12/31/2011	14.124	14.699	1
	12/31/2012	14.699	16.960	2
VISC 7 2.55%
	12/31/2008	N/A	9.919	0
	12/31/2009	9.919	12.627	3
	12/31/2010	12.627	13.807	4
	12/31/2011	13.807	14.312	2
	12/31/2012	14.312	16.447	1
VISC 8 2.85%
	12/31/2008	N/A	9.810	0
	12/31/2009	9.810	12.451	3
	12/31/2010	12.451	13.573	8
	12/31/2011	13.573	14.028	5
	12/31/2012	14.028	16.073	6
VISC 9 2.70%
	12/31/2008	N/A	9.864	1
	12/31/2009	9.864	12.538	9
	12/31/2010	12.538	13.690	11
	12/31/2011	13.690	14.169	5
	12/31/2012	14.169	16.259	4
VISI 10 2.65%
	12/31/2007	N/A	11.883	0
	12/31/2008	11.883	9.882	1
	12/31/2009	9.882	12.568	58
	12/31/2010	12.568	13.728	78
	12/31/2011	13.728	14.217	69
	12/31/2012	14.217	16.321	62
VISI 11 1.80%
	12/31/2008	N/A	10.196	47
	12/31/2009	10.196	13.077	134
	12/31/2010	13.077	14.407	203
	12/31/2011	14.407	15.047	190
	12/31/2012	15.047	17.423	173
VISI 13 1.95%
	12/31/2009	N/A	12.986	56
	12/31/2010	12.986	14.285	133
	12/31/2011	14.285	14.897	109
	12/31/2012	14.897	17.223	118
VISI 14 2.80%
	12/31/2009	N/A	12.480	21
	12/31/2010	12.480	13.612	30
	12/31/2011	13.612	14.075	12
	12/31/2012	14.075	16.135	11
VISI 2 1.70%
	12/31/2007	N/A	12.189	28
	12/31/2008	12.189	10.234	34
	12/31/2009	10.234	13.139	110
	12/31/2010	13.139	14.489	524
	12/31/2011	14.489	15.148	678
	12/31/2012	15.148	17.557	653

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3 2.10%
	12/31/2007	N/A	12.059	0
	12/31/2008	12.059	10.084	55
	12/31/2009	10.084	12.895	117
	12/31/2010	12.895	14.164	138
	12/31/2011	14.164	14.748	110
	12/31/2012	14.748	17.026	121
VISI 4 2.40%
	12/31/2007	N/A	11.963	0
	12/31/2008	11.963	9.974	6
	12/31/2009	9.974	12.716	12
	12/31/2010	12.716	13.925	20
	12/31/2011	13.925	14.456	17
	12/31/2012	14.456	16.638	16
VISI 5 2.25%
	12/31/2007	N/A	12.011	0
	12/31/2008	12.011	10.029	22
	12/31/2009	10.029	12.805	80
	12/31/2010	12.805	14.044	112
	12/31/2011	14.044	14.602	146
	12/31/2012	14.602	16.831	145
VISI 6 2.55%
	12/31/2007	N/A	11.915	0
	12/31/2008	11.915	9.919	4
	12/31/2009	9.919	12.627	16
	12/31/2010	12.627	13.807	17
	12/31/2011	13.807	14.312	14
	12/31/2012	14.312	16.447	14
VISI 7 2.20%
	12/31/2007	N/A	12.027	0
	12/31/2008	12.027	10.047	126
	12/31/2009	10.047	12.835	209
	12/31/2010	12.835	14.084	274
	12/31/2011	14.084	14.650	215
	12/31/2012	14.650	16.895	201
VISI 8 2.50%
	12/31/2007	N/A	11.931	0
	12/31/2008	11.931	9.937	32
	12/31/2009	9.937	12.656	145
	12/31/2010	12.656	13.846	184
	12/31/2011	13.846	14.360	154
	12/31/2012	14.360	16.511	131
VISI 9 2.35%
	12/31/2007	N/A	11.979	0
	12/31/2008	11.979	9.992	77
	12/31/2009	9.992	12.745	297
	12/31/2010	12.745	13.964	452
	12/31/2011	13.964	14.504	380
	12/31/2012	14.504	16.702	359
VISL 1 1.65%
	12/31/2007	N/A	12.205	23
	12/31/2008	12.205	10.253	29
	12/31/2009	10.253	13.170	133
	12/31/2010	13.170	14.530	999
	12/31/2011	14.530	15.198	1344
	12/31/2012	15.198	17.624	1262

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 10 2.90%
	12/31/2007	N/A	11.804	0
	12/31/2008	11.804	9.792	11
	12/31/2009	9.792	12.422	48
	12/31/2010	12.422	13.535	44
	12/31/2011	13.535	13.982	37
	12/31/2012	13.982	16.011	38
VISL 11 2.05%
	12/31/2008	N/A	10.103	16
	12/31/2009	10.103	12.925	59
	12/31/2010	12.925	14.204	107
	12/31/2011	14.204	14.798	107
	12/31/2012	14.798	17.091	88
VISL 13 3.05%
	12/31/2009	N/A	12.335	20
	12/31/2010	12.335	13.420	26
	12/31/2011	13.420	13.842	25
	12/31/2012	13.842	15.828	26
VISL 14 2.20%
	12/31/2009	N/A	12.835	10
	12/31/2010	12.835	14.084	21
	12/31/2011	14.084	14.650	27
	12/31/2012	14.650	16.895	25
VISL 2 1.95%
	12/31/2007	N/A	12.108	15
	12/31/2008	12.108	10.140	13
	12/31/2009	10.140	12.986	37
	12/31/2010	12.986	14.285	244
	12/31/2011	14.285	14.897	344
	12/31/2012	14.897	17.223	314
VISL 3 2.35%
	12/31/2007	N/A	11.979	0
	12/31/2008	11.979	9.992	33
	12/31/2009	9.992	12.745	76
	12/31/2010	12.745	13.964	124
	12/31/2011	13.964	14.504	105
	12/31/2012	14.504	16.702	93
VISL 4 2.65%
	12/31/2007	N/A	11.883	0
	12/31/2008	11.883	9.882	9
	12/31/2009	9.882	12.568	19
	12/31/2010	12.568	13.728	20
	12/31/2011	13.728	14.217	18
	12/31/2012	14.217	16.321	15
VISL 5 2.50%
	12/31/2007	N/A	11.931	0
	12/31/2008	11.931	9.937	18
	12/31/2009	9.937	12.656	68
	12/31/2010	12.656	13.846	111
	12/31/2011	13.846	14.360	64
	12/31/2012	14.360	16.511	49
VISL 6 2.80%
	12/31/2007	N/A	11.835	0
	12/31/2008	11.835	9.828	3
	12/31/2009	9.828	12.480	15
	12/31/2010	12.480	13.612	13
	12/31/2011	13.612	14.075	11
	12/31/2012	14.075	16.135	12

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 7 2.45%
	12/31/2007	N/A	11.947	0
	12/31/2008	11.947	9.955	48
	12/31/2009	9.955	12.686	52
	12/31/2010	12.686	13.885	93
	12/31/2011	13.885	14.408	77
	12/31/2012	14.408	16.574	64
VISL 8 2.75%
	12/31/2007	N/A	11.851	0
	12/31/2008	11.851	9.846	19
	12/31/2009	9.846	12.509	63
	12/31/2010	12.509	13.651	75
	12/31/2011	13.651	14.122	72
	12/31/2012	14.122	16.197	53
VISL 9 2.60%
	12/31/2007	N/A	11.899	0
	12/31/2008	11.899	9.901	38
	12/31/2009	9.901	12.597	103
	12/31/2010	12.597	13.767	197
	12/31/2011	13.767	14.264	173
	12/31/2012	14.264	16.384	149
PIMCO VIT Global Advantage Strategy Bond Portfolio
VISB 1 1.70%
	12/31/2011	N/A	9.794	23
	12/31/2012	9.794	10.224	41
VISB 10 2.95%
	12/31/2011	N/A	9.712	1
	12/31/2012	9.712	10.012	1
VISB 11 2.10%
	12/31/2011	N/A	9.768	0
	12/31/2012	9.768	10.156	0
VISB 13 3.10%
	12/31/2011	N/A	9.703	0
	12/31/2012	9.703	9.987	0
VISB 14 2.25%
	12/31/2011	N/A	9.758	0
	12/31/2012	9.758	10.130	2
VISB 2 2.00%
	12/31/2011	N/A	9.774	8
	12/31/2012	9.774	10.173	16
VISB 3 2.40%
	12/31/2011	N/A	9.748	7
	12/31/2012	9.748	10.105	19
VISB 4 2.70%
	12/31/2011	N/A	9.729	0
	12/31/2012	9.729	10.054	1
VISB 5 2.55%
	12/31/2011	N/A	9.738	1
	12/31/2012	9.738	10.080	2
VISB 6 2.85%
	12/31/2011	N/A	9.719	5
	12/31/2012	9.719	10.029	5
VISB 7 2.50%
	12/31/2011	N/A	9.742	6
	12/31/2012	9.742	10.088	3
VISB 8 2.80%
	12/31/2011	N/A	9.722	5
	12/31/2012	9.722	10.037	5

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 9 2.65%
	12/31/2011	N/A	9.732	46
	12/31/2012	9.732	10.063	3
VISC 1 2.45%
	12/31/2011	N/A	9.745	1
	12/31/2012	9.745	10.097	0
VISC 10 3.00%
	12/31/2011	N/A	9.709	0
	12/31/2012	9.709	10.004	0
VISC 11 2.30%
	12/31/2011	N/A	9.755	6
	12/31/2012	9.755	10.122	11
VISC 12 3.15%
	12/31/2011	N/A	9.699	0
	12/31/2012	9.699	9.979	0
VISC 13 1.75%
	12/31/2011	N/A	9.791	2
	12/31/2012	9.791	10.216	4
VISC 2 2.75%
	12/31/2011	N/A	9.725	0
	12/31/2012	9.725	10.046	0
VISC 3 2.60%
	12/31/2011	N/A	9.735	0
	12/31/2012	9.735	10.071	0
VISC 4 2.90%
	12/31/2011	N/A	9.716	0
	12/31/2012	9.716	10.021	0
VISC 5 2.15%
	12/31/2011	N/A	9.765	1
	12/31/2012	9.765	10.147	0
VISC 7 2.55%
	12/31/2011	N/A	9.738	0
	12/31/2012	9.738	10.080	1
VISC 8 2.85%
	12/31/2011	N/A	9.719	0
	12/31/2012	9.719	10.029	0
VISC 9 2.70%
	12/31/2011	N/A	9.729	1
	12/31/2012	9.729	10.054	1
VISI 10 2.65%
	12/31/2011	N/A	9.732	0
	12/31/2012	9.732	10.063	0
VISI 11 1.80%
	12/31/2011	N/A	9.788	7
	12/31/2012	9.788	10.207	11
VISI 13 1.95%
	12/31/2011	N/A	9.778	26
	12/31/2012	9.778	10.182	2
VISI 14 2.80%
	12/31/2011	N/A	9.722	1
	12/31/2012	9.722	10.037	1
VISI 2 1.70%
	12/31/2011	N/A	9.794	14
	12/31/2012	9.794	10.224	22
VISI 3 2.10%
	12/31/2011	N/A	9.768	5
	12/31/2012	9.768	10.156	11

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 4 2.40%
	12/31/2011	N/A	9.748	0
	12/31/2012	9.748	10.105	2
VISI 5 2.25%
	12/31/2011	N/A	9.758	12
	12/31/2012	9.758	10.130	19
VISI 6 2.55%
	12/31/2011	N/A	9.738	0
	12/31/2012	9.738	10.080	1
VISI 7 2.20%
	12/31/2011	N/A	9.761	8
	12/31/2012	9.761	10.139	15
VISI 8 2.50%
	12/31/2011	N/A	9.742	47
	12/31/2012	9.742	10.088	51
VISI 9 2.35%
	12/31/2011	N/A	9.752	46
	12/31/2012	9.752	10.113	45
VISL 1 1.65%
	12/31/2011	N/A	9.797	118
	12/31/2012	9.797	10.233	137
VISL 10 2.90%
	12/31/2011	N/A	9.716	66
	12/31/2012	9.716	10.021	159
VISL 11 2.05%
	12/31/2011	N/A	9.771	16
	12/31/2012	9.771	10.164	15
VISL 13 3.05%
	12/31/2011	N/A	9.706	66
	12/31/2012	9.706	9.995	155
VISL 14 2.20%
	12/31/2011	N/A	9.761	21
	12/31/2012	9.761	10.139	23
VISL 2 1.95%
	12/31/2011	N/A	9.778	111
	12/31/2012	9.778	10.182	201
VISL 3 2.35%
	12/31/2011	N/A	9.752	13
	12/31/2012	9.752	10.113	13
VISL 4 2.65%
	12/31/2011	N/A	9.732	1
	12/31/2012	9.732	10.063	3
VISL 5 2.50%
	12/31/2011	N/A	9.742	7
	12/31/2012	9.742	10.088	16
VISL 6 2.80%
	12/31/2011	N/A	9.722	0
	12/31/2012	9.722	10.037	0
VISL 7 2.45%
	12/31/2011	N/A	9.745	23
	12/31/2012	9.745	10.097	6
VISL 8 2.75%
	12/31/2011	N/A	9.725	12
	12/31/2012	9.725	10.046	16
VISL 9 2.60%
	12/31/2011	N/A	9.735	40
	12/31/2012	9.735	10.071	40

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
PIMCO VIT Global Bond Portfolio (Unhedged)
VISB 1 1.70%
	12/31/2007	N/A	10.357	176
	12/31/2008	10.357	10.096	167
	12/31/2009	10.096	11.600	55
	12/31/2010	11.600	12.734	328
	12/31/2011	12.734	13.468	362
	12/31/2012	13.468	14.159	325
VISB 10 2.95%
	12/31/2007	N/A	10.016	0
	12/31/2008	10.016	9.642	6
	12/31/2009	9.642	10.941	66
	12/31/2010	10.941	11.861	76
	12/31/2011	11.861	12.390	61
	12/31/2012	12.390	12.863	62
VISB 11 2.10%
	12/31/2008	N/A	9.948	16
	12/31/2009	9.948	11.385	12
	12/31/2010	11.385	12.448	12
	12/31/2011	12.448	13.113	12
	12/31/2012	13.113	13.731	20
VISB 13 3.10%
	12/31/2009	N/A	10.864	19
	12/31/2010	10.864	11.761	18
	12/31/2011	11.761	12.266	20
	12/31/2012	12.266	12.716	21
VISB 14 2.25%
	12/31/2009	N/A	11.305	8
	12/31/2010	11.305	12.342	11
	12/31/2011	12.342	12.982	10
	12/31/2012	12.982	13.574	10
VISB 2 2.00%
	12/31/2007	N/A	10.274	48
	12/31/2008	10.274	9.985	61
	12/31/2009	9.985	11.438	85
	12/31/2010	11.438	12.519	151
	12/31/2011	12.519	13.201	173
	12/31/2012	13.201	13.837	145
VISB 3 2.40%
	12/31/2007	N/A	10.165	0
	12/31/2008	10.165	9.839	54
	12/31/2009	9.839	11.226	176
	12/31/2010	11.226	12.237	202
	12/31/2011	12.237	12.853	132
	12/31/2012	12.853	13.418	106
VISB 4 2.70%
	12/31/2007	N/A	10.084	0
	12/31/2008	10.084	9.731	24
	12/31/2009	9.731	11.069	29
	12/31/2010	11.069	12.031	41
	12/31/2011	12.031	12.598	26
	12/31/2012	12.598	13.113	19

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 5 2.55%
	12/31/2007	N/A	10.124	0
	12/31/2008	10.124	9.785	32
	12/31/2009	9.785	11.147	70
	12/31/2010	11.147	12.134	75
	12/31/2011	12.134	12.725	69
	12/31/2012	12.725	13.265	51
VISB 6 2.85%
	12/31/2007	N/A	10.043	0
	12/31/2008	10.043	9.678	1
	12/31/2009	9.678	10.992	5
	12/31/2010	10.992	11.929	15
	12/31/2011	11.929	12.473	3
	12/31/2012	12.473	12.962	3
VISB 7 2.50%
	12/31/2007	N/A	10.138	0
	12/31/2008	10.138	9.803	89
	12/31/2009	9.803	11.174	98
	12/31/2010	11.174	12.168	109
	12/31/2011	12.168	12.767	99
	12/31/2012	12.767	13.316	89
VISB 8 2.80%
	12/31/2007	N/A	10.057	0
	12/31/2008	10.057	9.695	18
	12/31/2009	9.695	11.018	59
	12/31/2010	11.018	11.963	57
	12/31/2011	11.963	12.514	52
	12/31/2012	12.514	13.012	51
VISB 9 2.65%
	12/31/2007	N/A	10.097	0
	12/31/2008	10.097	9.749	57
	12/31/2009	9.749	11.095	135
	12/31/2010	11.095	12.065	162
	12/31/2011	12.065	12.640	155
	12/31/2012	12.640	13.163	148
VISC 1 2.45%
	12/31/2008	N/A	9.821	6
	12/31/2009	9.821	11.200	18
	12/31/2010	11.200	12.203	18
	12/31/2011	12.203	12.810	15
	12/31/2012	12.810	13.367	7
VISC 10 3.00%
	12/31/2008	N/A	9.624	1
	12/31/2009	9.624	10.915	4
	12/31/2010	10.915	11.828	7
	12/31/2011	11.828	12.348	7
	12/31/2012	12.348	12.814	10
VISC 11 2.30%
	12/31/2009	N/A	11.279	2
	12/31/2010	11.279	12.307	0
	12/31/2011	12.307	12.939	0
	12/31/2012	12.939	13.522	0
VISC 12 3.15%
	12/31/2009	N/A	10.839	5
	12/31/2010	10.839	11.727	5
	12/31/2011	11.727	12.225	5
	12/31/2012	12.225	12.667	6

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 13 1.75%
	12/31/2009	N/A	11.572	5
	12/31/2010	11.572	12.698	19
	12/31/2011	12.698	13.423	39
	12/31/2012	13.423	14.105	36
VISC 2 2.75%
	12/31/2008	N/A	9.713	1
	12/31/2009	9.713	11.044	1
	12/31/2010	11.044	11.997	2
	12/31/2011	11.997	12.556	0
	12/31/2012	12.556	13.062	0
VISC 3 2.60%
	12/31/2008	N/A	9.767	14
	12/31/2009	9.767	11.121	22
	12/31/2010	11.121	12.099	9
	12/31/2011	12.099	12.682	8
	12/31/2012	12.682	13.214	8
VISC 4 2.90%
	12/31/2008	N/A	9.660	0
	12/31/2009	9.660	10.966	0
	12/31/2010	10.966	11.895	0
	12/31/2011	11.895	12.431	0
	12/31/2012	12.431	12.913	0
VISC 5 2.15%
	12/31/2008	N/A	9.930	6
	12/31/2009	9.930	11.358	4
	12/31/2010	11.358	12.412	4
	12/31/2011	12.412	13.069	3
	12/31/2012	13.069	13.678	2
VISC 7 2.55%
	12/31/2008	N/A	9.785	3
	12/31/2009	9.785	11.147	19
	12/31/2010	11.147	12.134	3
	12/31/2011	12.134	12.725	3
	12/31/2012	12.725	13.265	3
VISC 8 2.85%
	12/31/2008	N/A	9.678	1
	12/31/2009	9.678	10.992	5
	12/31/2010	10.992	11.929	5
	12/31/2011	11.929	12.473	1
	12/31/2012	12.473	12.962	1
VISC 9 2.70%
	12/31/2008	N/A	9.731	7
	12/31/2009	9.731	11.069	21
	12/31/2010	11.069	12.031	21
	12/31/2011	12.031	12.598	17
	12/31/2012	12.598	13.113	16
VISI 10 2.65%
	12/31/2007	N/A	10.097	0
	12/31/2008	10.097	9.749	24
	12/31/2009	9.749	11.095	58
	12/31/2010	11.095	12.065	61
	12/31/2011	12.065	12.640	59
	12/31/2012	12.640	13.163	57

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 11 1.80%
	12/31/2008	N/A	10.059	91
	12/31/2009	10.059	11.545	199
	12/31/2010	11.545	12.662	174
	12/31/2011	12.662	13.378	154
	12/31/2012	13.378	14.051	154
VISI 13 1.95%
	12/31/2009	N/A	11.465	87
	12/31/2010	11.465	12.554	98
	12/31/2011	12.554	13.245	95
	12/31/2012	13.245	13.890	105
VISI 14 2.80%
	12/31/2009	N/A	11.018	17
	12/31/2010	11.018	11.963	30
	12/31/2011	11.963	12.514	12
	12/31/2012	12.514	13.012	11
VISI 2 1.70%
	12/31/2007	N/A	10.357	36
	12/31/2008	10.357	10.096	56
	12/31/2009	10.096	11.600	82
	12/31/2010	11.600	12.734	268
	12/31/2011	12.734	13.468	345
	12/31/2012	13.468	14.159	351
VISI 3 2.10%
	12/31/2007	N/A	10.247	0
	12/31/2008	10.247	9.948	84
	12/31/2009	9.948	11.385	149
	12/31/2010	11.385	12.448	130
	12/31/2011	12.448	13.113	113
	12/31/2012	13.113	13.731	133
VISI 4 2.40%
	12/31/2007	N/A	10.165	0
	12/31/2008	10.165	9.839	20
	12/31/2009	9.839	11.226	32
	12/31/2010	11.226	12.237	31
	12/31/2011	12.237	12.853	37
	12/31/2012	12.853	13.418	35
VISI 5 2.25%
	12/31/2007	N/A	10.206	0
	12/31/2008	10.206	9.894	70
	12/31/2009	9.894	11.305	125
	12/31/2010	11.305	12.342	147
	12/31/2011	12.342	12.982	133
	12/31/2012	12.982	13.574	146
VISI 6 2.55%
	12/31/2007	N/A	10.124	0
	12/31/2008	10.124	9.785	2
	12/31/2009	9.785	11.147	17
	12/31/2010	11.147	12.134	20
	12/31/2011	12.134	12.725	15
	12/31/2012	12.725	13.265	16

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 7 2.20%
	12/31/2007	N/A	10.219	0
	12/31/2008	10.219	9.912	188
	12/31/2009	9.912	11.331	264
	12/31/2010	11.331	12.377	242
	12/31/2011	12.377	13.026	211
	12/31/2012	13.026	13.626	194
VISI 8 2.50%
	12/31/2007	N/A	10.138	0
	12/31/2008	10.138	9.803	23
	12/31/2009	9.803	11.174	164
	12/31/2010	11.174	12.168	132
	12/31/2011	12.168	12.767	107
	12/31/2012	12.767	13.316	105
VISI 9 2.35%
	12/31/2007	N/A	10.178	0
	12/31/2008	10.178	9.857	168
	12/31/2009	9.857	11.252	411
	12/31/2010	11.252	12.272	386
	12/31/2011	12.272	12.896	320
	12/31/2012	12.896	13.470	285
VISL 1 1.65%
	12/31/2007	N/A	10.371	34
	12/31/2008	10.371	10.114	56
	12/31/2009	10.114	11.627	43
	12/31/2010	11.627	12.770	371
	12/31/2011	12.770	13.513	489
	12/31/2012	13.513	14.214	478
VISL 10 2.90%
	12/31/2007	N/A	10.030	0
	12/31/2008	10.030	9.660	12
	12/31/2009	9.660	10.966	57
	12/31/2010	10.966	11.895	53
	12/31/2011	11.895	12.431	39
	12/31/2012	12.431	12.913	36
VISL 11 2.05%
	12/31/2008	N/A	9.967	93
	12/31/2009	9.967	11.411	58
	12/31/2010	11.411	12.483	56
	12/31/2011	12.483	13.157	67
	12/31/2012	13.157	13.784	66
VISL 13 3.05%
	12/31/2009	N/A	10.890	20
	12/31/2010	10.890	11.794	15
	12/31/2011	11.794	12.307	15
	12/31/2012	12.307	12.765	12
VISL 14 2.20%
	12/31/2009	N/A	11.331	13
	12/31/2010	11.331	12.377	15
	12/31/2011	12.377	13.026	14
	12/31/2012	13.026	13.626	15

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 2 1.95%
	12/31/2007	N/A	10.288	26
	12/31/2008	10.288	10.003	30
	12/31/2009	10.003	11.465	26
	12/31/2010	11.465	12.554	125
	12/31/2011	12.554	13.245	232
	12/31/2012	13.245	13.890	178
VISL 3 2.35%
	12/31/2007	N/A	10.178	0
	12/31/2008	10.178	9.857	78
	12/31/2009	9.857	11.252	83
	12/31/2010	11.252	12.272	81
	12/31/2011	12.272	12.896	70
	12/31/2012	12.896	13.470	69
VISL 4 2.65%
	12/31/2007	N/A	10.097	0
	12/31/2008	10.097	9.749	18
	12/31/2009	9.749	11.095	44
	12/31/2010	11.095	12.065	30
	12/31/2011	12.065	12.640	35
	12/31/2012	12.640	13.163	25
VISL 5 2.50%
	12/31/2007	N/A	10.138	0
	12/31/2008	10.138	9.803	73
	12/31/2009	9.803	11.174	76
	12/31/2010	11.174	12.168	64
	12/31/2011	12.168	12.767	58
	12/31/2012	12.767	13.316	52
VISL 6 2.80%
	12/31/2007	N/A	10.057	0
	12/31/2008	10.057	9.695	10
	12/31/2009	9.695	11.018	16
	12/31/2010	11.018	11.963	17
	12/31/2011	11.963	12.514	22
	12/31/2012	12.514	13.012	17
VISL 7 2.45%
	12/31/2007	N/A	10.151	0
	12/31/2008	10.151	9.821	52
	12/31/2009	9.821	11.200	77
	12/31/2010	11.200	12.203	88
	12/31/2011	12.203	12.810	76
	12/31/2012	12.810	13.367	66
VISL 8 2.75%
	12/31/2007	N/A	10.070	0
	12/31/2008	10.070	9.713	21
	12/31/2009	9.713	11.044	86
	12/31/2010	11.044	11.997	82
	12/31/2011	11.997	12.556	69
	12/31/2012	12.556	13.062	64
VISL 9 2.60%
	12/31/2007	N/A	10.111	0
	12/31/2008	10.111	9.767	58
	12/31/2009	9.767	11.121	99
	12/31/2010	11.121	12.099	121
	12/31/2011	12.099	12.682	104
	12/31/2012	12.682	13.214	96

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
VISB 1 1.70%
	12/31/2012	N/A	10.216	2
VISB 2 2.00%
	12/31/2012	N/A	10.196	0
VISC 13 1.75%
	12/31/2012	N/A	10.213	0
VISI 2 1.70%
	12/31/2012	N/A	10.216	2
VISL 1 1.65%
	12/31/2012	N/A	10.220	1
VISL 2 1.95%
	12/31/2012	N/A	10.199	0
PIMCO VIT Global Multi-Asset Portfolio
VISB 1 1.70%
	12/31/2009	N/A	10.005	33
	12/31/2010	10.005	10.953	835
	12/31/2011	10.953	10.582	1186
	12/31/2012	10.582	11.326	1154
VISB 10 2.95%
	12/31/2009	N/A	9.981	1
	12/31/2010	9.981	10.791	70
	12/31/2011	10.791	10.296	123
	12/31/2012	10.296	10.882	146
VISB 11 2.10%
	12/31/2009	N/A	9.997	0
	12/31/2010	9.997	10.901	8
	12/31/2011	10.901	10.490	9
	12/31/2012	10.490	11.182	16
VISB 13 3.10%
	12/31/2009	N/A	9.978	3
	12/31/2010	9.978	10.772	43
	12/31/2011	10.772	10.263	38
	12/31/2012	10.263	10.830	40
VISB 14 2.25%
	12/31/2009	N/A	9.994	0
	12/31/2010	9.994	10.882	2
	12/31/2011	10.882	10.455	5
	12/31/2012	10.455	11.129	5
VISB 2 2.00%
	12/31/2009	N/A	9.999	72
	12/31/2010	9.999	10.914	407
	12/31/2011	10.914	10.513	447
	12/31/2012	10.513	11.218	413
VISB 3 2.40%
	12/31/2009	N/A	9.991	0
	12/31/2010	9.991	10.862	34
	12/31/2011	10.862	10.421	61
	12/31/2012	10.421	11.075	56
VISB 4 2.70%
	12/31/2009	N/A	9.986	0
	12/31/2010	9.986	10.823	21
	12/31/2011	10.823	10.353	55
	12/31/2012	10.353	10.970	63

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 5 2.55%
	12/31/2009	N/A	9.989	0
	12/31/2010	9.989	10.843	4
	12/31/2011	10.843	10.387	12
	12/31/2012	10.387	11.022	4
VISB 6 2.85%
	12/31/2009	N/A	9.983	0
	12/31/2010	9.983	10.804	4
	12/31/2011	10.804	10.319	15
	12/31/2012	10.319	10.917	20
VISB 7 2.50%
	12/31/2009	N/A	9.989	0
	12/31/2010	9.989	10.849	15
	12/31/2011	10.849	10.398	48
	12/31/2012	10.398	11.040	47
VISB 8 2.80%
	12/31/2009	N/A	9.984	9
	12/31/2010	9.984	10.810	32
	12/31/2011	10.810	10.330	49
	12/31/2012	10.330	10.935	51
VISB 9 2.65%
	12/31/2009	N/A	9.987	0
	12/31/2010	9.987	10.830	62
	12/31/2011	10.830	10.364	141
	12/31/2012	10.364	10.987	174
VISC 1 2.45%
	12/31/2009	N/A	9.990	0
	12/31/2010	9.990	10.856	15
	12/31/2011	10.856	10.410	18
	12/31/2012	10.410	11.058	18
VISC 10 3.00%
	12/31/2009	N/A	9.980	0
	12/31/2010	9.980	10.785	3
	12/31/2011	10.785	10.285	3
	12/31/2012	10.285	10.865	8
VISC 11 2.30%
	12/31/2009	N/A	9.993	0
	12/31/2010	9.993	10.875	0
	12/31/2011	10.875	10.444	1
	12/31/2012	10.444	11.111	1
VISC 12 3.15%
	12/31/2009	N/A	9.977	0
	12/31/2010	9.977	10.765	0
	12/31/2011	10.765	10.251	0
	12/31/2012	10.251	10.813	0
VISC 13 1.75%
	12/31/2009	N/A	10.004	4
	12/31/2010	10.004	10.947	309
	12/31/2011	10.947	10.571	659
	12/31/2012	10.571	11.308	630
VISC 2 2.75%
	12/31/2009	N/A	9.985	0
	12/31/2010	9.985	10.817	0
	12/31/2011	10.817	10.342	0
	12/31/2012	10.342	10.952	0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 3 2.60%
	12/31/2009	N/A	9.988	5
	12/31/2010	9.988	10.836	4
	12/31/2011	10.836	10.376	3
	12/31/2012	10.376	11.005	4
VISC 4 2.90%
	12/31/2009	N/A	9.982	0
	12/31/2010	9.982	10.798	0
	12/31/2011	10.798	10.308	0
	12/31/2012	10.308	10.900	0
VISC 5 2.15%
	12/31/2009	N/A	9.996	0
	12/31/2010	9.996	10.895	25
	12/31/2011	10.895	10.478	24
	12/31/2012	10.478	11.164	26
VISC 7 2.55%
	12/31/2009	N/A	9.989	1
	12/31/2010	9.989	10.843	3
	12/31/2011	10.843	10.387	2
	12/31/2012	10.387	11.022	4
VISC 8 2.85%
	12/31/2009	N/A	9.983	0
	12/31/2010	9.983	10.804	4
	12/31/2011	10.804	10.319	17
	12/31/2012	10.319	10.917	19
VISC 9 2.70%
	12/31/2009	N/A	9.986	0
	12/31/2010	9.986	10.823	6
	12/31/2011	10.823	10.353	6
	12/31/2012	10.353	10.970	9
VISI 10 2.65%
	12/31/2009	N/A	9.987	9
	12/31/2010	9.987	10.830	103
	12/31/2011	10.830	10.364	116
	12/31/2012	10.364	10.987	116
VISI 11 1.80%
	12/31/2009	N/A	10.003	4
	12/31/2010	10.003	10.940	93
	12/31/2011	10.940	10.559	118
	12/31/2012	10.559	11.290	104
VISI 13 1.95%
	12/31/2009	N/A	10.000	2
	12/31/2010	10.000	10.921	79
	12/31/2011	10.921	10.524	91
	12/31/2012	10.524	11.236	98
VISI 14 2.80%
	12/31/2009	N/A	9.984	0
	12/31/2010	9.984	10.810	26
	12/31/2011	10.810	10.330	44
	12/31/2012	10.330	10.935	53
VISI 2 1.70%
	12/31/2009	N/A	10.005	34
	12/31/2010	10.005	10.953	934
	12/31/2011	10.953	10.582	1227
	12/31/2012	10.582	11.326	1159

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3 2.10%
	12/31/2009	N/A	9.997	15
	12/31/2010	9.997	10.901	184
	12/31/2011	10.901	10.490	245
	12/31/2012	10.490	11.182	292
VISI 4 2.40%
	12/31/2009	N/A	9.991	0
	12/31/2010	9.991	10.862	38
	12/31/2011	10.862	10.421	38
	12/31/2012	10.421	11.075	38
VISI 5 2.25%
	12/31/2009	N/A	9.994	7
	12/31/2010	9.994	10.882	181
	12/31/2011	10.882	10.455	119
	12/31/2012	10.455	11.129	124
VISI 6 2.55%
	12/31/2009	N/A	9.989	0
	12/31/2010	9.989	10.843	4
	12/31/2011	10.843	10.387	3
	12/31/2012	10.387	11.022	4
VISI 7 2.20%
	12/31/2009	N/A	9.995	38
	12/31/2010	9.995	10.888	233
	12/31/2011	10.888	10.467	266
	12/31/2012	10.467	11.146	172
VISI 8 2.50%
	12/31/2009	N/A	9.989	23
	12/31/2010	9.989	10.849	280
	12/31/2011	10.849	10.398	401
	12/31/2012	10.398	11.040	359
VISI 9 2.35%
	12/31/2009	N/A	9.992	85
	12/31/2010	9.992	10.869	429
	12/31/2011	10.869	10.433	563
	12/31/2012	10.433	11.093	519
VISL 1 1.65%
	12/31/2009	N/A	10.006	85
	12/31/2010	10.006	10.960	2429
	12/31/2011	10.960	10.594	3733
	12/31/2012	10.594	11.344	3574
VISL 10 2.90%
	12/31/2009	N/A	9.982	2
	12/31/2010	9.982	10.798	29
	12/31/2011	10.798	10.308	64
	12/31/2012	10.308	10.900	65
VISL 11 2.05%
	12/31/2009	N/A	9.998	2
	12/31/2010	9.998	10.908	34
	12/31/2011	10.908	10.501	103
	12/31/2012	10.501	11.200	87
VISL 13 3.05%
	12/31/2009	N/A	9.979	0
	12/31/2010	9.979	10.778	37
	12/31/2011	10.778	10.274	50
	12/31/2012	10.274	10.848	59

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 14 2.20%
	12/31/2009	N/A	9.995	0
	12/31/2010	9.995	10.888	7
	12/31/2011	10.888	10.467	10
	12/31/2012	10.467	11.146	11
VISL 2 1.95%
	12/31/2009	N/A	10.000	16
	12/31/2010	10.000	10.921	485
	12/31/2011	10.921	10.524	723
	12/31/2012	10.524	11.236	689
VISL 3 2.35%
	12/31/2009	N/A	9.992	4
	12/31/2010	9.992	10.869	58
	12/31/2011	10.869	10.433	119
	12/31/2012	10.433	11.093	114
VISL 4 2.65%
	12/31/2009	N/A	9.987	0
	12/31/2010	9.987	10.830	13
	12/31/2011	10.830	10.364	22
	12/31/2012	10.364	10.987	16
VISL 5 2.50%
	12/31/2009	N/A	9.989	3
	12/31/2010	9.989	10.849	37
	12/31/2011	10.849	10.398	47
	12/31/2012	10.398	11.040	51
VISL 6 2.80%
	12/31/2009	N/A	9.984	0
	12/31/2010	9.984	10.810	4
	12/31/2011	10.810	10.330	15
	12/31/2012	10.330	10.935	10
VISL 7 2.45%
	12/31/2009	N/A	9.990	3
	12/31/2010	9.990	10.856	70
	12/31/2011	10.856	10.410	96
	12/31/2012	10.410	11.058	87
VISL 8 2.75%
	12/31/2009	N/A	9.985	1
	12/31/2010	9.985	10.817	57
	12/31/2011	10.817	10.342	198
	12/31/2012	10.342	10.952	163
VISL 9 2.60%
	12/31/2009	N/A	9.988	4
	12/31/2010	9.988	10.836	67
	12/31/2011	10.836	10.376	139
	12/31/2012	10.376	11.005	123
PIMCO VIT High Yield Portfolio
VISB 1 1.70%
	12/31/2007	N/A	13.962	51
	12/31/2008	13.962	10.494	51
	12/31/2009	10.494	14.489	84
	12/31/2010	14.489	16.311	465
	12/31/2011	16.311	16.576	548
	12/31/2012	16.576	18.630	660

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 10 2.95%
	12/31/2007	N/A	12.645	0
	12/31/2008	12.645	9.387	8
	12/31/2009	9.387	12.799	141
	12/31/2010	12.799	14.229	125
	12/31/2011	14.229	14.281	55
	12/31/2012	14.281	15.850	105
VISB 11 2.10%
	12/31/2008	N/A	10.126	16
	12/31/2009	10.126	13.925	24
	12/31/2010	13.925	15.614	43
	12/31/2011	15.614	15.804	40
	12/31/2012	15.804	17.692	37
VISB 13 3.10%
	12/31/2009	N/A	12.610	14
	12/31/2010	12.610	13.998	17
	12/31/2011	13.998	14.028	8
	12/31/2012	14.028	15.546	35
VISB 14 2.25%
	12/31/2009	N/A	13.720	19
	12/31/2010	13.720	15.360	27
	12/31/2011	15.360	15.524	38
	12/31/2012	15.524	17.352	32
VISB 2 2.00%
	12/31/2007	N/A	13.634	13
	12/31/2008	13.634	10.217	19
	12/31/2009	10.217	14.064	36
	12/31/2010	14.064	15.785	177
	12/31/2011	15.785	15.994	235
	12/31/2012	15.994	17.922	274
VISB 3 2.40%
	12/31/2007	N/A	13.209	0
	12/31/2008	13.209	9.859	27
	12/31/2009	9.859	13.517	99
	12/31/2010	13.517	15.110	139
	12/31/2011	15.110	15.249	119
	12/31/2012	15.249	17.019	360
VISB 4 2.70%
	12/31/2007	N/A	12.898	0
	12/31/2008	12.898	9.599	9
	12/31/2009	9.599	13.120	42
	12/31/2010	13.120	14.623	26
	12/31/2011	14.623	14.713	28
	12/31/2012	14.713	16.371	30
VISB 5 2.55%
	12/31/2007	N/A	13.053	0
	12/31/2008	13.053	9.728	19
	12/31/2009	9.728	13.317	32
	12/31/2010	13.317	14.865	63
	12/31/2011	14.865	14.979	52
	12/31/2012	14.979	16.692	72
VISB 6 2.85%
	12/31/2007	N/A	12.746	0
	12/31/2008	12.746	9.471	4
	12/31/2009	9.471	12.927	10
	12/31/2010	12.927	14.385	14
	12/31/2011	14.385	14.452	23
	12/31/2012	14.452	16.057	15

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 7 2.50%
	12/31/2007	N/A	13.104	0
	12/31/2008	13.104	9.771	34
	12/31/2009	9.771	13.383	81
	12/31/2010	13.383	14.946	116
	12/31/2011	14.946	15.068	108
	12/31/2012	15.068	16.800	150
VISB 8 2.80%
	12/31/2007	N/A	12.797	0
	12/31/2008	12.797	9.513	3
	12/31/2009	9.513	12.991	56
	12/31/2010	12.991	14.464	103
	12/31/2011	14.464	14.539	91
	12/31/2012	14.539	16.161	93
VISB 9 2.65%
	12/31/2007	N/A	12.950	0
	12/31/2008	12.950	9.641	19
	12/31/2009	9.641	13.186	115
	12/31/2010	13.186	14.703	154
	12/31/2011	14.703	14.801	158
	12/31/2012	14.801	16.477	201
VISC 1 2.45%
	12/31/2008	N/A	9.815	1
	12/31/2009	9.815	13.450	2
	12/31/2010	13.450	15.028	2
	12/31/2011	15.028	15.158	2
	12/31/2012	15.158	16.909	13
VISC 10 3.00%
	12/31/2008	N/A	9.345	0
	12/31/2009	9.345	12.736	22
	12/31/2010	12.736	14.152	8
	12/31/2011	14.152	14.196	9
	12/31/2012	14.196	15.748	15
VISC 11 2.30%
	12/31/2009	N/A	13.652	1
	12/31/2010	13.652	15.276	2
	12/31/2011	15.276	15.432	4
	12/31/2012	15.432	17.240	7
VISC 12 3.15%
	12/31/2009	N/A	12.547	1
	12/31/2010	12.547	13.922	14
	12/31/2011	13.922	13.945	1
	12/31/2012	13.945	15.446	20
VISC 13 1.75%
	12/31/2009	N/A	13.884	3
	12/31/2010	13.884	15.622	60
	12/31/2011	15.622	15.868	243
	12/31/2012	15.868	17.825	210
VISC 2 2.75%
	12/31/2008	N/A	9.556	2
	12/31/2009	9.556	13.055	2
	12/31/2010	13.055	14.543	2
	12/31/2011	14.543	14.626	2
	12/31/2012	14.626	16.266	2

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 3 2.60%
	12/31/2008	N/A	9.685	0
	12/31/2009	9.685	13.251	0
	12/31/2010	13.251	14.784	4
	12/31/2011	14.784	14.890	0
	12/31/2012	14.890	16.584	16
VISC 4 2.90%
	12/31/2008	N/A	9.429	0
	12/31/2009	9.429	12.863	2
	12/31/2010	12.863	14.307	2
	12/31/2011	14.307	14.366	2
	12/31/2012	14.366	15.953	2
VISC 5 2.15%
	12/31/2008	N/A	10.081	6
	12/31/2009	10.081	13.857	5
	12/31/2010	13.857	15.529	12
	12/31/2011	15.529	15.710	34
	12/31/2012	15.710	17.578	32
VISC 7 2.55%
	12/31/2008	N/A	9.728	2
	12/31/2009	9.728	13.317	10
	12/31/2010	13.317	14.865	3
	12/31/2011	14.865	14.979	3
	12/31/2012	14.979	16.692	3
VISC 8 2.85%
	12/31/2008	N/A	9.471	0
	12/31/2009	9.471	12.927	20
	12/31/2010	12.927	14.385	8
	12/31/2011	14.385	14.452	8
	12/31/2012	14.452	16.057	9
VISC 9 2.70%
	12/31/2008	N/A	9.599	3
	12/31/2009	9.599	13.120	30
	12/31/2010	13.120	14.623	13
	12/31/2011	14.623	14.713	14
	12/31/2012	14.713	16.371	11
VISI 10 2.65%
	12/31/2007	N/A	12.950	0
	12/31/2008	12.950	9.641	12
	12/31/2009	9.641	13.186	79
	12/31/2010	13.186	14.703	81
	12/31/2011	14.703	14.801	89
	12/31/2012	14.801	16.477	92
VISI 11 1.80%
	12/31/2008	N/A	10.401	44
	12/31/2009	10.401	14.346	297
	12/31/2010	14.346	16.134	467
	12/31/2011	16.134	16.380	745
	12/31/2012	16.380	18.391	501
VISI 13 1.95%
	12/31/2009	N/A	14.134	71
	12/31/2010	14.134	15.872	107
	12/31/2011	15.872	16.089	153
	12/31/2012	16.089	18.038	157

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 14 2.80%
	12/31/2009	N/A	12.991	37
	12/31/2010	12.991	14.464	20
	12/31/2011	14.464	14.539	17
	12/31/2012	14.539	16.161	17
VISI 2 1.70%
	12/31/2007	N/A	13.962	9
	12/31/2008	13.962	10.494	13
	12/31/2009	10.494	14.489	81
	12/31/2010	14.489	16.311	408
	12/31/2011	16.311	16.576	539
	12/31/2012	16.576	18.630	558
VISI 3 2.10%
	12/31/2007	N/A	13.526	0
	12/31/2008	13.526	10.126	47
	12/31/2009	10.126	13.925	118
	12/31/2010	13.925	15.614	164
	12/31/2011	15.614	15.804	150
	12/31/2012	15.804	17.692	164
VISI 4 2.40%
	12/31/2007	N/A	13.209	0
	12/31/2008	13.209	9.859	15
	12/31/2009	9.859	13.517	28
	12/31/2010	13.517	15.110	23
	12/31/2011	15.110	15.249	23
	12/31/2012	15.249	17.019	29
VISI 5 2.25%
	12/31/2007	N/A	13.366	0
	12/31/2008	13.366	9.992	50
	12/31/2009	9.992	13.720	95
	12/31/2010	13.720	15.360	143
	12/31/2011	15.360	15.524	149
	12/31/2012	15.524	17.352	165
VISI 6 2.55%
	12/31/2007	N/A	13.053	0
	12/31/2008	13.053	9.728	1
	12/31/2009	9.728	13.317	10
	12/31/2010	13.317	14.865	9
	12/31/2011	14.865	14.979	13
	12/31/2012	14.979	16.692	12
VISI 7 2.20%
	12/31/2007	N/A	13.419	0
	12/31/2008	13.419	10.037	93
	12/31/2009	10.037	13.788	215
	12/31/2010	13.788	15.444	243
	12/31/2011	15.444	15.617	245
	12/31/2012	15.617	17.464	268
VISI 8 2.50%
	12/31/2007	N/A	13.104	0
	12/31/2008	13.104	9.771	16
	12/31/2009	9.771	13.383	282
	12/31/2010	13.383	14.946	383
	12/31/2011	14.946	15.068	268
	12/31/2012	15.068	16.800	330

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 9 2.35%
	12/31/2007	N/A	13.261	0
	12/31/2008	13.261	9.903	71
	12/31/2009	9.903	13.584	442
	12/31/2010	13.584	15.193	522
	12/31/2011	15.193	15.340	474
	12/31/2012	15.340	17.129	626
VISL 1 1.65%
	12/31/2007	N/A	14.017	24
	12/31/2008	14.017	10.541	30
	12/31/2009	10.541	14.561	115
	12/31/2010	14.561	16.401	829
	12/31/2011	16.401	16.675	1185
	12/31/2012	16.675	18.751	1450
VISL 10 2.90%
	12/31/2007	N/A	12.696	0
	12/31/2008	12.696	9.429	21
	12/31/2009	9.429	12.863	114
	12/31/2010	12.863	14.307	105
	12/31/2011	14.307	14.366	119
	12/31/2012	14.366	15.953	79
VISL 11 2.05%
	12/31/2008	N/A	10.172	22
	12/31/2009	10.172	13.995	71
	12/31/2010	13.995	15.699	107
	12/31/2011	15.699	15.899	194
	12/31/2012	15.899	17.806	255
VISL 13 3.05%
	12/31/2009	N/A	12.672	85
	12/31/2010	12.672	14.075	98
	12/31/2011	14.075	14.112	95
	12/31/2012	14.112	15.647	52
VISL 14 2.20%
	12/31/2009	N/A	13.788	58
	12/31/2010	13.788	15.444	72
	12/31/2011	15.444	15.617	106
	12/31/2012	15.617	17.464	120
VISL 2 1.95%
	12/31/2007	N/A	13.688	4
	12/31/2008	13.688	10.263	6
	12/31/2009	10.263	14.134	47
	12/31/2010	14.134	15.872	256
	12/31/2011	15.872	16.089	355
	12/31/2012	16.089	18.038	339
VISL 3 2.35%
	12/31/2007	N/A	13.261	0
	12/31/2008	13.261	9.903	42
	12/31/2009	9.903	13.584	109
	12/31/2010	13.584	15.193	120
	12/31/2011	15.193	15.340	156
	12/31/2012	15.340	17.129	153
VISL 4 2.65%
	12/31/2007	N/A	12.950	0
	12/31/2008	12.950	9.641	8
	12/31/2009	9.641	13.186	10
	12/31/2010	13.186	14.703	24
	12/31/2011	14.703	14.801	25
	12/31/2012	14.801	16.477	19

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 5 2.50%
	12/31/2007	N/A	13.104	0
	12/31/2008	13.104	9.771	19
	12/31/2009	9.771	13.383	53
	12/31/2010	13.383	14.946	62
	12/31/2011	14.946	15.068	83
	12/31/2012	15.068	16.800	122
VISL 6 2.80%
	12/31/2007	N/A	12.797	0
	12/31/2008	12.797	9.513	0
	12/31/2009	9.513	12.991	15
	12/31/2010	12.991	14.464	15
	12/31/2011	14.464	14.539	15
	12/31/2012	14.539	16.161	18
VISL 7 2.45%
	12/31/2007	N/A	13.156	0
	12/31/2008	13.156	9.815	50
	12/31/2009	9.815	13.450	110
	12/31/2010	13.450	15.028	130
	12/31/2011	15.028	15.158	120
	12/31/2012	15.158	16.909	139
VISL 8 2.75%
	12/31/2007	N/A	12.847	0
	12/31/2008	12.847	9.556	15
	12/31/2009	9.556	13.055	115
	12/31/2010	13.055	14.543	169
	12/31/2011	14.543	14.626	229
	12/31/2012	14.626	16.266	252
VISL 9 2.60%
	12/31/2007	N/A	13.001	0
	12/31/2008	13.001	9.685	41
	12/31/2009	9.685	13.251	183
	12/31/2010	13.251	14.784	211
	12/31/2011	14.784	14.890	204
	12/31/2012	14.890	16.584	249
PIMCO VIT Real Return Portfolio
VISB 1 1.70%
	12/31/2007	N/A	12.153	67
	12/31/2008	12.153	11.104	144
	12/31/2009	11.104	12.925	164
	12/31/2010	12.925	13.738	718
	12/31/2011	13.738	15.085	1076
	12/31/2012	15.085	16.128	1074
VISB 10 2.95%
	12/31/2007	N/A	11.463	0
	12/31/2008	11.463	10.344	21
	12/31/2009	10.344	11.890	68
	12/31/2010	11.890	12.481	97
	12/31/2011	12.481	13.534	134
	12/31/2012	13.534	14.290	100
VISB 11 2.10%
	12/31/2008	N/A	10.855	35
	12/31/2009	10.855	12.585	68
	12/31/2010	12.585	13.322	74
	12/31/2011	13.322	14.570	56
	12/31/2012	14.570	15.516	57

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 13 3.10%
	12/31/2009	N/A	11.772	46
	12/31/2010	11.772	12.338	58
	12/31/2011	12.338	13.359	75
	12/31/2012	13.359	14.084	72
VISB 14 2.25%
	12/31/2009	N/A	12.459	45
	12/31/2010	12.459	13.170	53
	12/31/2011	13.170	14.382	168
	12/31/2012	14.382	15.292	172
VISB 2 2.00%
	12/31/2007	N/A	11.983	17
	12/31/2008	11.983	10.917	83
	12/31/2009	10.917	12.669	121
	12/31/2010	12.669	13.425	336
	12/31/2011	13.425	14.697	535
	12/31/2012	14.697	15.667	450
VISB 3 2.40%
	12/31/2007	N/A	11.761	0
	12/31/2008	11.761	10.672	127
	12/31/2009	10.672	12.335	201
	12/31/2010	12.335	13.019	209
	12/31/2011	13.019	14.196	339
	12/31/2012	14.196	15.071	387
VISB 4 2.70%
	12/31/2007	N/A	11.598	0
	12/31/2008	11.598	10.491	10
	12/31/2009	10.491	12.090	40
	12/31/2010	12.090	12.723	52
	12/31/2011	12.723	13.831	57
	12/31/2012	13.831	14.640	50
VISB 5 2.55%
	12/31/2007	N/A	11.679	0
	12/31/2008	11.679	10.581	63
	12/31/2009	10.581	12.212	154
	12/31/2010	12.212	12.870	157
	12/31/2011	12.870	14.012	200
	12/31/2012	14.012	14.854	196
VISB 6 2.85%
	12/31/2007	N/A	11.516	0
	12/31/2008	11.516	10.403	10
	12/31/2009	10.403	11.970	10
	12/31/2010	11.970	12.577	12
	12/31/2011	12.577	13.652	18
	12/31/2012	13.652	14.429	19
VISB 7 2.50%
	12/31/2007	N/A	11.706	0
	12/31/2008	11.706	10.611	156
	12/31/2009	10.611	12.253	219
	12/31/2010	12.253	12.920	213
	12/31/2011	12.920	14.073	206
	12/31/2012	14.073	14.926	196

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 8 2.80%
	12/31/2007	N/A	11.543	0
	12/31/2008	11.543	10.432	26
	12/31/2009	10.432	12.010	108
	12/31/2010	12.010	12.625	113
	12/31/2011	12.625	13.712	156
	12/31/2012	13.712	14.499	167
VISB 9 2.65%
	12/31/2007	N/A	11.625	0
	12/31/2008	11.625	10.521	263
	12/31/2009	10.521	12.131	513
	12/31/2010	12.131	12.772	533
	12/31/2011	12.772	13.891	516
	12/31/2012	13.891	14.711	490
VISC 1 2.45%
	12/31/2008	N/A	10.641	17
	12/31/2009	10.641	12.294	13
	12/31/2010	12.294	12.969	20
	12/31/2011	12.969	14.134	18
	12/31/2012	14.134	14.999	17
VISC 10 3.00%
	12/31/2008	N/A	10.314	3
	12/31/2009	10.314	11.851	19
	12/31/2010	11.851	12.433	20
	12/31/2011	12.433	13.476	36
	12/31/2012	13.476	14.221	28
VISC 11 2.30%
	12/31/2009	N/A	12.418	2
	12/31/2010	12.418	13.119	4
	12/31/2011	13.119	14.319	6
	12/31/2012	14.319	15.218	4
VISC 12 3.15%
	12/31/2009	N/A	11.732	3
	12/31/2010	11.732	12.291	3
	12/31/2011	12.291	13.302	57
	12/31/2012	13.302	14.016	23
VISC 13 1.75%
	12/31/2009	N/A	12.872	6
	12/31/2010	12.872	13.674	68
	12/31/2011	13.674	15.007	254
	12/31/2012	15.007	16.037	269
VISC 2 2.75%
	12/31/2008	N/A	10.462	1
	12/31/2009	10.462	12.050	1
	12/31/2010	12.050	12.674	0
	12/31/2011	12.674	13.771	1
	12/31/2012	13.771	14.569	1
VISC 3 2.60%
	12/31/2008	N/A	10.551	30
	12/31/2009	10.551	12.171	16
	12/31/2010	12.171	12.821	14
	12/31/2011	12.821	13.952	14
	12/31/2012	13.952	14.782	11

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 4 2.90%
	12/31/2008	N/A	10.373	0
	12/31/2009	10.373	11.930	0
	12/31/2010	11.930	12.529	0
	12/31/2011	12.529	13.593	0
	12/31/2012	13.593	14.359	0
VISC 5 2.15%
	12/31/2008	N/A	10.824	16
	12/31/2009	10.824	12.543	20
	12/31/2010	12.543	13.271	18
	12/31/2011	13.271	14.507	16
	12/31/2012	14.507	15.441	16
VISC 7 2.55%
	12/31/2008	N/A	10.581	12
	12/31/2009	10.581	12.212	32
	12/31/2010	12.212	12.870	23
	12/31/2011	12.870	14.012	24
	12/31/2012	14.012	14.854	19
VISC 8 2.85%
	12/31/2008	N/A	10.403	1
	12/31/2009	10.403	11.970	31
	12/31/2010	11.970	12.577	31
	12/31/2011	12.577	13.652	21
	12/31/2012	13.652	14.429	21
VISC 9 2.70%
	12/31/2008	N/A	10.491	16
	12/31/2009	10.491	12.090	61
	12/31/2010	12.090	12.723	39
	12/31/2011	12.723	13.831	30
	12/31/2012	13.831	14.640	31
VISI 10 2.65%
	12/31/2007	N/A	11.625	0
	12/31/2008	11.625	10.521	29
	12/31/2009	10.521	12.131	177
	12/31/2010	12.131	12.772	143
	12/31/2011	12.772	13.891	140
	12/31/2012	13.891	14.711	164
VISI 11 1.80%
	12/31/2008	N/A	11.042	122
	12/31/2009	11.042	12.839	402
	12/31/2010	12.839	13.633	318
	12/31/2011	13.633	14.954	418
	12/31/2012	14.954	15.973	550
VISI 13 1.95%
	12/31/2009	N/A	12.711	226
	12/31/2010	12.711	13.477	177
	12/31/2011	13.477	14.761	306
	12/31/2012	14.761	15.743	349
VISI 14 2.80%
	12/31/2009	N/A	12.010	35
	12/31/2010	12.010	12.625	38
	12/31/2011	12.625	13.712	36
	12/31/2012	13.712	14.499	40

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 2 1.70%
	12/31/2007	N/A	12.153	11
	12/31/2008	12.153	11.104	47
	12/31/2009	11.104	12.925	121
	12/31/2010	12.925	13.738	512
	12/31/2011	13.738	15.085	839
	12/31/2012	15.085	16.128	769
VISI 3 2.10%
	12/31/2007	N/A	11.927	0
	12/31/2008	11.927	10.855	218
	12/31/2009	10.855	12.585	380
	12/31/2010	12.585	13.322	387
	12/31/2011	13.322	14.570	369
	12/31/2012	14.570	15.516	372
VISI 4 2.40%
	12/31/2007	N/A	11.761	0
	12/31/2008	11.761	10.672	33
	12/31/2009	10.672	12.335	62
	12/31/2010	12.335	13.019	77
	12/31/2011	13.019	14.196	59
	12/31/2012	14.196	15.071	68
VISI 5 2.25%
	12/31/2007	N/A	11.844	0
	12/31/2008	11.844	10.763	114
	12/31/2009	10.763	12.459	245
	12/31/2010	12.459	13.170	285
	12/31/2011	13.170	14.382	285
	12/31/2012	14.382	15.292	283
VISI 6 2.55%
	12/31/2007	N/A	11.679	0
	12/31/2008	11.679	10.581	12
	12/31/2009	10.581	12.212	13
	12/31/2010	12.212	12.870	11
	12/31/2011	12.870	14.012	9
	12/31/2012	14.012	14.854	19
VISI 7 2.20%
	12/31/2007	N/A	11.872	0
	12/31/2008	11.872	10.794	262
	12/31/2009	10.794	12.501	450
	12/31/2010	12.501	13.221	423
	12/31/2011	13.221	14.444	436
	12/31/2012	14.444	15.366	454
VISI 8 2.50%
	12/31/2007	N/A	11.706	0
	12/31/2008	11.706	10.611	37
	12/31/2009	10.611	12.253	513
	12/31/2010	12.253	12.920	387
	12/31/2011	12.920	14.073	435
	12/31/2012	14.073	14.926	481
VISI 9 2.35%
	12/31/2007	N/A	11.789	0
	12/31/2008	11.789	10.702	341
	12/31/2009	10.702	12.376	787
	12/31/2010	12.376	13.069	781
	12/31/2011	13.069	14.257	782
	12/31/2012	14.257	15.145	826

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 1 1.65%
	12/31/2007	N/A	12.181	36
	12/31/2008	12.181	11.136	64
	12/31/2009	11.136	12.968	116
	12/31/2010	12.968	13.791	1068
	12/31/2011	13.791	15.150	1458
	12/31/2012	15.150	16.206	1639
VISL 10 2.90%
	12/31/2007	N/A	11.490	0
	12/31/2008	11.490	10.373	22
	12/31/2009	10.373	11.930	133
	12/31/2010	11.930	12.529	156
	12/31/2011	12.529	13.593	103
	12/31/2012	13.593	14.359	109
VISL 11 2.05%
	12/31/2008	N/A	10.886	75
	12/31/2009	10.886	12.627	188
	12/31/2010	12.627	13.374	224
	12/31/2011	13.374	14.633	317
	12/31/2012	14.633	15.591	362
VISL 13 3.05%
	12/31/2009	N/A	11.811	88
	12/31/2010	11.811	12.385	100
	12/31/2011	12.385	13.417	62
	12/31/2012	13.417	14.152	76
VISL 14 2.20%
	12/31/2009	N/A	12.501	62
	12/31/2010	12.501	13.221	55
	12/31/2011	13.221	14.444	50
	12/31/2012	14.444	15.366	64
VISL 2 1.95%
	12/31/2007	N/A	12.011	22
	12/31/2008	12.011	10.948	37
	12/31/2009	10.948	12.711	50
	12/31/2010	12.711	13.477	284
	12/31/2011	13.477	14.761	391
	12/31/2012	14.761	15.743	420
VISL 3 2.35%
	12/31/2007	N/A	11.789	0
	12/31/2008	11.789	10.702	91
	12/31/2009	10.702	12.376	166
	12/31/2010	12.376	13.069	159
	12/31/2011	13.069	14.257	212
	12/31/2012	14.257	15.145	183
VISL 4 2.65%
	12/31/2007	N/A	11.625	0
	12/31/2008	11.625	10.521	38
	12/31/2009	10.521	12.131	25
	12/31/2010	12.131	12.772	30
	12/31/2011	12.772	13.891	71
	12/31/2012	13.891	14.711	41
VISL 5 2.50%
	12/31/2007	N/A	11.706	0
	12/31/2008	11.706	10.611	91
	12/31/2009	10.611	12.253	117
	12/31/2010	12.253	12.920	92
	12/31/2011	12.920	14.073	173
	12/31/2012	14.073	14.926	186

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6 2.80%
	12/31/2007	N/A	11.543	0
	12/31/2008	11.543	10.432	11
	12/31/2009	10.432	12.010	21
	12/31/2010	12.010	12.625	20
	12/31/2011	12.625	13.712	20
	12/31/2012	13.712	14.499	16
VISL 7 2.45%
	12/31/2007	N/A	11.734	0
	12/31/2008	11.734	10.641	120
	12/31/2009	10.641	12.294	194
	12/31/2010	12.294	12.969	185
	12/31/2011	12.969	14.134	247
	12/31/2012	14.134	14.999	244
VISL 8 2.75%
	12/31/2007	N/A	11.570	0
	12/31/2008	11.570	10.462	20
	12/31/2009	10.462	12.050	197
	12/31/2010	12.050	12.674	170
	12/31/2011	12.674	13.771	212
	12/31/2012	13.771	14.569	220
VISL 9 2.60%
	12/31/2007	N/A	11.652	0
	12/31/2008	11.652	10.551	105
	12/31/2009	10.551	12.171	320
	12/31/2010	12.171	12.821	251
	12/31/2011	12.821	13.952	427
	12/31/2012	13.952	14.782	371
PIMCO VIT Total Return Portfolio
VISB 1 1.70%
	12/31/2007	N/A	14.634	512
	12/31/2008	14.634	15.077	188
	12/31/2009	15.077	16.909	227
	12/31/2010	16.909	17.973	1195
	12/31/2011	17.973	18.309	1515
	12/31/2012	18.309	19.727	1741
VISB 10 2.95%
	12/31/2007	N/A	13.254	0
	12/31/2008	13.254	13.486	23
	12/31/2009	13.486	14.936	133
	12/31/2010	14.936	15.679	232
	12/31/2011	15.679	15.774	250
	12/31/2012	15.774	16.784	253
VISB 11 2.10%
	12/31/2008	N/A	14.548	30
	12/31/2009	14.548	16.251	116
	12/31/2010	16.251	17.204	110
	12/31/2011	17.204	17.456	509
	12/31/2012	17.456	18.733	545
VISB 13 3.10%
	12/31/2009	N/A	14.715	42
	12/31/2010	14.715	15.424	53
	12/31/2011	15.424	15.494	24
	12/31/2012	15.494	16.461	24

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 14 2.25%
	12/31/2009	N/A	16.010	93
	12/31/2010	16.010	16.925	100
	12/31/2011	16.925	17.147	160
	12/31/2012	17.147	18.373	153
VISB 2 2.00%
	12/31/2007	N/A	14.290	24
	12/31/2008	14.290	14.679	90
	12/31/2009	14.679	16.413	168
	12/31/2010	16.413	17.393	574
	12/31/2011	17.393	17.666	738
	12/31/2012	17.666	18.977	653
VISB 3 2.40%
	12/31/2007	N/A	13.844	0
	12/31/2008	13.844	14.164	988
	12/31/2009	14.164	15.774	556
	12/31/2010	15.774	16.650	631
	12/31/2011	16.650	16.843	611
	12/31/2012	16.843	18.020	875
VISB 4 2.70%
	12/31/2007	N/A	13.519	0
	12/31/2008	13.519	13.790	15
	12/31/2009	13.790	15.311	67
	12/31/2010	15.311	16.113	89
	12/31/2011	16.113	16.251	111
	12/31/2012	16.251	17.335	99
VISB 5 2.55%
	12/31/2007	N/A	13.681	0
	12/31/2008	13.681	13.976	48
	12/31/2009	13.976	15.541	240
	12/31/2010	15.541	16.379	260
	12/31/2011	16.379	16.544	238
	12/31/2012	16.544	17.674	248
VISB 6 2.85%
	12/31/2007	N/A	13.360	0
	12/31/2008	13.360	13.606	9
	12/31/2009	13.606	15.085	10
	12/31/2010	15.085	15.851	17
	12/31/2011	15.851	15.963	27
	12/31/2012	15.963	17.002	36
VISB 7 2.50%
	12/31/2007	N/A	13.735	0
	12/31/2008	13.735	14.038	129
	12/31/2009	14.038	15.618	311
	12/31/2010	15.618	16.469	334
	12/31/2011	16.469	16.643	319
	12/31/2012	16.643	17.789	317
VISB 8 2.80%
	12/31/2007	N/A	13.413	0
	12/31/2008	13.413	13.667	42
	12/31/2009	13.667	15.160	223
	12/31/2010	15.160	15.938	258
	12/31/2011	15.938	16.059	260
	12/31/2012	16.059	17.112	281

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 9 2.65%
	12/31/2007	N/A	13.573	0
	12/31/2008	13.573	13.851	224
	12/31/2009	13.851	15.387	683
	12/31/2010	15.387	16.201	703
	12/31/2011	16.201	16.348	673
	12/31/2012	16.348	17.447	674
VISC 1 2.45%
	12/31/2008	N/A	14.101	23
	12/31/2009	14.101	15.696	41
	12/31/2010	15.696	16.559	44
	12/31/2011	16.559	16.743	38
	12/31/2012	16.743	17.904	41
VISC 10 3.00%
	12/31/2008	N/A	13.425	2
	12/31/2009	13.425	14.862	28
	12/31/2010	14.862	15.593	24
	12/31/2011	15.593	15.680	38
	12/31/2012	15.680	16.675	36
VISC 11 2.30%
	12/31/2009	N/A	15.931	27
	12/31/2010	15.931	16.833	20
	12/31/2011	16.833	17.045	18
	12/31/2012	17.045	18.255	21
VISC 12 3.15%
	12/31/2009	N/A	14.642	7
	12/31/2010	14.642	15.340	8
	12/31/2011	15.340	15.402	10
	12/31/2012	15.402	16.355	29
VISC 13 1.75%
	12/31/2009	N/A	16.371	27
	12/31/2010	16.371	17.392	277
	12/31/2011	17.392	17.709	465
	12/31/2012	17.709	19.071	474
VISC 2 2.75%
	12/31/2008	N/A	13.728	7
	12/31/2009	13.728	15.235	7
	12/31/2010	15.235	16.025	7
	12/31/2011	16.025	16.155	7
	12/31/2012	16.155	17.223	6
VISC 3 2.60%
	12/31/2008	N/A	13.913	27
	12/31/2009	13.913	15.464	84
	12/31/2010	15.464	16.290	82
	12/31/2011	16.290	16.446	70
	12/31/2012	16.446	17.560	59
VISC 4 2.90%
	12/31/2008	N/A	13.546	0
	12/31/2009	13.546	15.010	0
	12/31/2010	15.010	15.765	0
	12/31/2011	15.765	15.868	0
	12/31/2012	15.868	16.892	0

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 5 2.15%
	12/31/2008	N/A	14.484	6
	12/31/2009	14.484	16.170	64
	12/31/2010	16.170	17.111	51
	12/31/2011	17.111	17.353	47
	12/31/2012	17.353	18.612	58
VISC 7 2.55%
	12/31/2008	N/A	13.976	10
	12/31/2009	13.976	15.541	46
	12/31/2010	15.541	16.379	23
	12/31/2011	16.379	16.544	20
	12/31/2012	16.544	17.674	26
VISC 8 2.85%
	12/31/2008	N/A	13.606	5
	12/31/2009	13.606	15.085	42
	12/31/2010	15.085	15.851	41
	12/31/2011	15.851	15.963	30
	12/31/2012	15.963	17.002	32
VISC 9 2.70%
	12/31/2008	N/A	13.790	39
	12/31/2009	13.790	15.311	124
	12/31/2010	15.311	16.113	103
	12/31/2011	16.113	16.251	75
	12/31/2012	16.251	17.335	60
VISI 10 2.65%
	12/31/2007	N/A	13.573	0
	12/31/2008	13.573	13.851	37
	12/31/2009	13.851	15.387	284
	12/31/2010	15.387	16.201	301
	12/31/2011	16.201	16.348	296
	12/31/2012	16.348	17.447	286
VISI 11 1.80%
	12/31/2008	N/A	14.943	292
	12/31/2009	14.943	16.742	1092
	12/31/2010	16.742	17.778	1173
	12/31/2011	17.778	18.092	1299
	12/31/2012	18.092	19.474	1408
VISI 13 1.95%
	12/31/2009	N/A	16.494	423
	12/31/2010	16.494	17.489	428
	12/31/2011	17.489	17.771	469
	12/31/2012	17.771	19.100	451
VISI 14 2.80%
	12/31/2009	N/A	15.160	112
	12/31/2010	15.160	15.938	104
	12/31/2011	15.938	16.059	147
	12/31/2012	16.059	17.112	148
VISI 2 1.70%
	12/31/2007	N/A	14.634	45
	12/31/2008	14.634	15.077	93
	12/31/2009	15.077	16.909	301
	12/31/2010	16.909	17.973	1385
	12/31/2011	17.973	18.309	1625
	12/31/2012	18.309	19.727	1695

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3 2.10%
	12/31/2007	N/A	14.177	0
	12/31/2008	14.177	14.548	279
	12/31/2009	14.548	16.251	739
	12/31/2010	16.251	17.204	776
	12/31/2011	17.204	17.456	740
	12/31/2012	17.456	18.733	809
VISI 4 2.40%
	12/31/2007	N/A	13.844	0
	12/31/2008	13.844	14.164	10
	12/31/2009	14.164	15.774	70
	12/31/2010	15.774	16.650	121
	12/31/2011	16.650	16.843	114
	12/31/2012	16.843	18.020	115
VISI 5 2.25%
	12/31/2007	N/A	14.010	0
	12/31/2008	14.010	14.355	198
	12/31/2009	14.355	16.010	619
	12/31/2010	16.010	16.925	702
	12/31/2011	16.925	17.147	642
	12/31/2012	17.147	18.373	754
VISI 6 2.55%
	12/31/2007	N/A	13.681	0
	12/31/2008	13.681	13.976	6
	12/31/2009	13.976	15.541	72
	12/31/2010	15.541	16.379	78
	12/31/2011	16.379	16.544	75
	12/31/2012	16.544	17.674	72
VISI 7 2.20%
	12/31/2007	N/A	14.065	0
	12/31/2008	14.065	14.419	484
	12/31/2009	14.419	16.090	929
	12/31/2010	16.090	17.018	957
	12/31/2011	17.018	17.249	882
	12/31/2012	17.249	18.492	859
VISI 8 2.50%
	12/31/2007	N/A	13.735	0
	12/31/2008	13.735	14.038	64
	12/31/2009	14.038	15.618	1008
	12/31/2010	15.618	16.469	936
	12/31/2011	16.469	16.643	892
	12/31/2012	16.643	17.789	959
VISI 9 2.35%
	12/31/2007	N/A	13.899	0
	12/31/2008	13.899	14.227	459
	12/31/2009	14.227	15.852	1960
	12/31/2010	15.852	16.741	1869
	12/31/2011	16.741	16.944	1692
	12/31/2012	16.944	18.137	1652
VISL 1 1.65%
	12/31/2007	N/A	14.692	83
	12/31/2008	14.692	15.144	164
	12/31/2009	15.144	16.993	297
	12/31/2010	16.993	18.071	2652
	12/31/2011	18.071	18.418	3581
	12/31/2012	18.418	19.855	3930

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 10 2.90%
	12/31/2007	N/A	13.307	0
	12/31/2008	13.307	13.546	36
	12/31/2009	13.546	15.010	246
	12/31/2010	15.010	15.765	295
	12/31/2011	15.765	15.868	221
	12/31/2012	15.868	16.892	222
VISL 11 2.05%
	12/31/2008	N/A	14.613	189
	12/31/2009	14.613	16.331	757
	12/31/2010	16.331	17.299	703
	12/31/2011	17.299	17.561	864
	12/31/2012	17.561	18.854	935
VISL 13 3.05%
	12/31/2009	N/A	14.788	132
	12/31/2010	14.788	15.508	140
	12/31/2011	15.508	15.587	118
	12/31/2012	15.587	16.568	118
VISL 14 2.20%
	12/31/2009	N/A	16.090	151
	12/31/2010	16.090	17.018	164
	12/31/2011	17.018	17.249	169
	12/31/2012	17.249	18.492	175
VISL 2 1.95%
	12/31/2007	N/A	14.347	7
	12/31/2008	14.347	14.744	35
	12/31/2009	14.744	16.494	161
	12/31/2010	16.494	17.489	879
	12/31/2011	17.489	17.771	1118
	12/31/2012	17.771	19.100	1214
VISL 3 2.35%
	12/31/2007	N/A	13.899	0
	12/31/2008	13.899	14.227	177
	12/31/2009	14.227	15.852	435
	12/31/2010	15.852	16.741	476
	12/31/2011	16.741	16.944	484
	12/31/2012	16.944	18.137	457
VISL 4 2.65%
	12/31/2007	N/A	13.573	0
	12/31/2008	13.573	13.851	41
	12/31/2009	13.851	15.387	119
	12/31/2010	15.387	16.201	121
	12/31/2011	16.201	16.348	115
	12/31/2012	16.348	17.447	96
VISL 5 2.50%
	12/31/2007	N/A	13.735	0
	12/31/2008	13.735	14.038	98
	12/31/2009	14.038	15.618	385
	12/31/2010	15.618	16.469	443
	12/31/2011	16.469	16.643	407
	12/31/2012	16.643	17.789	425
VISL 6 2.80%
	12/31/2007	N/A	13.413	0
	12/31/2008	13.413	13.667	15
	12/31/2009	13.667	15.160	38
	12/31/2010	15.160	15.938	30
	12/31/2011	15.938	16.059	39
	12/31/2012	16.059	17.112	57

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 7 2.45%
	12/31/2007	N/A	13.790	0
	12/31/2008	13.790	14.101	252
	12/31/2009	14.101	15.696	608
	12/31/2010	15.696	16.559	742
	12/31/2011	16.559	16.743	738
	12/31/2012	16.743	17.904	743
VISL 8 2.75%
	12/31/2007	N/A	13.466	0
	12/31/2008	13.466	13.728	44
	12/31/2009	13.728	15.235	464
	12/31/2010	15.235	16.025	510
	12/31/2011	16.025	16.155	448
	12/31/2012	16.155	17.223	447
VISL 9 2.60%
	12/31/2007	N/A	13.627	0
	12/31/2008	13.627	13.913	328
	12/31/2009	13.913	15.464	938
	12/31/2010	15.464	16.290	1112
	12/31/2011	16.290	16.446	1199
	12/31/2012	16.446	17.560	1176
PIMCO VIT Unconstrained Bond Portfolio
VISB 1 1.70%
	12/31/2011	N/A	9.782	12
	12/31/2012	9.782	10.362	41
VISB 10 2.95%
	12/31/2011	N/A	9.701	10
	12/31/2012	9.701	10.147	10
VISB 11 2.10%
	12/31/2011	N/A	9.756	9
	12/31/2012	9.756	10.292	5
VISB 13 3.10%
	12/31/2011	N/A	9.691	0
	12/31/2012	9.691	10.121	3
VISB 14 2.25%
	12/31/2011	N/A	9.746	22
	12/31/2012	9.746	10.267	17
VISB 2 2.00%
	12/31/2011	N/A	9.763	6
	12/31/2012	9.763	10.310	9
VISB 3 2.40%
	12/31/2011	N/A	9.736	3
	12/31/2012	9.736	10.241	20
VISB 4 2.70%
	12/31/2011	N/A	9.717	1
	12/31/2012	9.717	10.189	7
VISB 5 2.55%
	12/31/2011	N/A	9.727	6
	12/31/2012	9.727	10.215	12
VISB 6 2.85%
	12/31/2011	N/A	9.707	0
	12/31/2012	9.707	10.164	0
VISB 7 2.50%
	12/31/2011	N/A	9.730	8
	12/31/2012	9.730	10.224	3

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 8 2.80%
	12/31/2011	N/A	9.710	16
	12/31/2012	9.710	10.172	35
VISB 9 2.65%
	12/31/2011	N/A	9.720	11
	12/31/2012	9.720	10.198	12
VISC 1 2.45%
	12/31/2011	N/A	9.733	1
	12/31/2012	9.733	10.232	1
VISC 10 3.00%
	12/31/2011	N/A	9.697	0
	12/31/2012	9.697	10.138	3
VISC 11 2.30%
	12/31/2011	N/A	9.743	0
	12/31/2012	9.743	10.258	9
VISC 12 3.15%
	12/31/2011	N/A	9.688	0
	12/31/2012	9.688	10.113	0
VISC 13 1.75%
	12/31/2011	N/A	9.779	4
	12/31/2012	9.779	10.353	15
VISC 2 2.75%
	12/31/2011	N/A	9.714	0
	12/31/2012	9.714	10.181	0
VISC 3 2.60%
	12/31/2011	N/A	9.723	16
	12/31/2012	9.723	10.206	15
VISC 4 2.90%
	12/31/2011	N/A	9.704	0
	12/31/2012	9.704	10.155	0
VISC 5 2.15%
	12/31/2011	N/A	9.753	8
	12/31/2012	9.753	10.284	15
VISC 7 2.55%
	12/31/2011	N/A	9.727	2
	12/31/2012	9.727	10.215	3
VISC 8 2.85%
	12/31/2011	N/A	9.707	0
	12/31/2012	9.707	10.164	0
VISC 9 2.70%
	12/31/2011	N/A	9.717	0
	12/31/2012	9.717	10.189	0
VISI 10 2.65%
	12/31/2011	N/A	9.720	0
	12/31/2012	9.720	10.198	0
VISI 11 1.80%
	12/31/2011	N/A	9.776	55
	12/31/2012	9.776	10.344	98
VISI 13 1.95%
	12/31/2011	N/A	9.766	26
	12/31/2012	9.766	10.318	35
VISI 14 2.80%
	12/31/2011	N/A	9.710	0
	12/31/2012	9.710	10.172	0
VISI 2 1.70%
	12/31/2011	N/A	9.782	16
	12/31/2012	9.782	10.362	40

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3 2.10%
	12/31/2011	N/A	9.756	14
	12/31/2012	9.756	10.292	79
VISI 4 2.40%
	12/31/2011	N/A	9.736	2
	12/31/2012	9.736	10.241	5
VISI 5 2.25%
	12/31/2011	N/A	9.746	22
	12/31/2012	9.746	10.267	32
VISI 6 2.55%
	12/31/2011	N/A	9.727	0
	12/31/2012	9.727	10.215	1
VISI 7 2.20%
	12/31/2011	N/A	9.750	20
	12/31/2012	9.750	10.275	27
VISI 8 2.50%
	12/31/2011	N/A	9.730	30
	12/31/2012	9.730	10.224	113
VISI 9 2.35%
	12/31/2011	N/A	9.740	33
	12/31/2012	9.740	10.249	92
VISL 1 1.65%
	12/31/2011	N/A	9.786	127
	12/31/2012	9.786	10.370	206
VISL 10 2.90%
	12/31/2011	N/A	9.704	6
	12/31/2012	9.704	10.155	18
VISL 11 2.05%
	12/31/2011	N/A	9.759	9
	12/31/2012	9.759	10.301	13
VISL 13 3.05%
	12/31/2011	N/A	9.694	0
	12/31/2012	9.694	10.130	2
VISL 14 2.20%
	12/31/2011	N/A	9.750	4
	12/31/2012	9.750	10.275	22
VISL 2 1.95%
	12/31/2011	N/A	9.766	14
	12/31/2012	9.766	10.318	45
VISL 3 2.35%
	12/31/2011	N/A	9.740	13
	12/31/2012	9.740	10.249	26
VISL 4 2.65%
	12/31/2011	N/A	9.720	3
	12/31/2012	9.720	10.198	4
VISL 5 2.50%
	12/31/2011	N/A	9.730	1
	12/31/2012	9.730	10.224	23
VISL 6 2.80%
	12/31/2011	N/A	9.710	4
	12/31/2012	9.710	10.172	3
VISL 7 2.45%
	12/31/2011	N/A	9.733	1
	12/31/2012	9.733	10.232	11
VISL 8 2.75%
	12/31/2011	N/A	9.714	8
	12/31/2012	9.714	10.181	24

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9 2.60%
	12/31/2011	N/A	9.723	12
	12/31/2012	9.723	10.206	53
Templeton Global Bond Securities Fund
VISB 1 1.70%
	12/31/2007	N/A	30.650	67
	12/31/2008	30.650	32.002	63
	12/31/2009	32.002	37.340	56
	12/31/2010	37.340	42.015	267
	12/31/2011	42.015	40.949	340
	12/31/2012	40.949	46.320	325
VISB 10 2.95%
	12/31/2007	N/A	24.137	0
	12/31/2008	24.137	24.888	3
	12/31/2009	24.888	28.679	33
	12/31/2010	28.679	31.868	53
	12/31/2011	31.868	30.674	56
	12/31/2012	30.674	34.264	63
VISB 11 2.10%
	12/31/2008	N/A	29.628	5
	12/31/2009	29.628	34.433	10
	12/31/2010	34.433	38.588	11
	12/31/2011	38.588	37.460	17
	12/31/2012	37.460	42.203	17
VISB 13 3.10%
	12/31/2009	N/A	27.791	10
	12/31/2010	27.791	30.835	9
	12/31/2011	30.835	29.636	6
	12/31/2012	29.636	33.055	7
VISB 14 2.25%
	12/31/2009	N/A	33.402	3
	12/31/2010	33.402	37.377	6
	12/31/2011	37.377	36.229	7
	12/31/2012	36.229	40.755	16
VISB 2 2.00%
	12/31/2007	N/A	29.016	13
	12/31/2008	29.016	30.205	18
	12/31/2009	30.205	35.138	27
	12/31/2010	35.138	39.418	169
	12/31/2011	39.418	38.303	209
	12/31/2012	38.303	43.196	207
VISB 3 2.40%
	12/31/2007	N/A	26.971	0
	12/31/2008	26.971	27.964	37
	12/31/2009	27.964	32.401	66
	12/31/2010	32.401	36.203	91
	12/31/2011	36.203	35.039	118
	12/31/2012	35.039	39.357	169
VISB 4 2.70%
	12/31/2007	N/A	25.533	0
	12/31/2008	25.533	26.394	8
	12/31/2009	26.394	30.490	25
	12/31/2010	30.490	33.965	26
	12/31/2011	33.965	32.775	22
	12/31/2012	32.775	36.703	22

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 5 2.55%
	12/31/2007	N/A	26.243	0
	12/31/2008	26.243	27.168	17
	12/31/2009	27.168	31.431	65
	12/31/2010	31.431	35.066	70
	12/31/2011	35.066	33.888	74
	12/31/2012	33.888	38.007	72
VISB 6 2.85%
	12/31/2007	N/A	24.843	0
	12/31/2008	24.843	25.642	2
	12/31/2009	25.642	29.577	4
	12/31/2010	29.577	32.899	7
	12/31/2011	32.899	31.698	10
	12/31/2012	31.698	35.444	10
VISB 7 2.50%
	12/31/2007	N/A	26.285	0
	12/31/2008	26.285	27.225	41
	12/31/2009	27.225	31.514	62
	12/31/2010	31.514	35.176	77
	12/31/2011	35.176	34.011	73
	12/31/2012	34.011	38.164	71
VISB 8 2.80%
	12/31/2007	N/A	24.833	0
	12/31/2008	24.833	25.644	9
	12/31/2009	25.644	29.594	69
	12/31/2010	29.594	32.934	102
	12/31/2011	32.934	31.749	113
	12/31/2012	31.749	35.518	119
VISB 9 2.65%
	12/31/2007	N/A	25.549	0
	12/31/2008	25.549	26.423	28
	12/31/2009	26.423	30.539	72
	12/31/2010	30.539	34.037	98
	12/31/2011	34.037	32.861	101
	12/31/2012	32.861	36.817	106
VISC 1 2.45%
	12/31/2008	N/A	27.498	14
	12/31/2009	27.498	31.846	16
	12/31/2010	31.846	35.565	18
	12/31/2011	35.565	34.404	8
	12/31/2012	34.404	38.624	9
VISC 10 3.00%
	12/31/2008	N/A	24.641	0
	12/31/2009	24.641	28.380	2
	12/31/2010	28.380	31.520	5
	12/31/2011	31.520	30.324	5
	12/31/2012	30.324	33.856	7
VISC 11 2.30%
	12/31/2009	N/A	32.862	1
	12/31/2010	32.862	36.755	2
	12/31/2011	36.755	35.609	0
	12/31/2012	35.609	40.037	0
VISC 12 3.15%
	12/31/2009	N/A	27.502	2
	12/31/2010	27.502	30.499	1
	12/31/2011	30.499	29.298	2
	12/31/2012	29.298	32.661	2

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 13 1.75%
	12/31/2009	N/A	36.964	2
	12/31/2010	36.964	41.570	42
	12/31/2011	41.570	40.495	77
	12/31/2012	40.495	45.784	70
VISC 2 2.75%
	12/31/2008	N/A	25.901	0
	12/31/2009	25.901	29.906	0
	12/31/2010	29.906	33.298	0
	12/31/2011	33.298	32.115	0
	12/31/2012	32.115	35.946	0
VISC 3 2.60%
	12/31/2008	N/A	26.688	4
	12/31/2009	26.688	30.861	12
	12/31/2010	30.861	34.413	12
	12/31/2011	34.413	33.240	10
	12/31/2012	33.240	37.261	10
VISC 4 2.90%
	12/31/2008	N/A	25.137	0
	12/31/2009	25.137	28.981	0
	12/31/2010	28.981	32.219	0
	12/31/2011	32.219	31.028	0
	12/31/2012	31.028	34.677	0
VISC 5 2.15%
	12/31/2008	N/A	29.194	5
	12/31/2009	29.194	33.912	17
	12/31/2010	33.912	37.985	18
	12/31/2011	37.985	36.856	17
	12/31/2012	36.856	41.501	4
VISC 7 2.55%
	12/31/2008	N/A	27.168	10
	12/31/2009	27.168	31.431	16
	12/31/2010	31.431	35.066	13
	12/31/2011	35.066	33.888	11
	12/31/2012	33.888	38.007	10
VISC 8 2.85%
	12/31/2008	N/A	25.642	1
	12/31/2009	25.642	29.577	5
	12/31/2010	29.577	32.899	11
	12/31/2011	32.899	31.698	9
	12/31/2012	31.698	35.444	11
VISC 9 2.70%
	12/31/2008	N/A	26.394	11
	12/31/2009	26.394	30.490	31
	12/31/2010	30.490	33.965	39
	12/31/2011	33.965	32.775	19
	12/31/2012	32.775	36.703	17
VISI 10 2.65%
	12/31/2007	N/A	25.549	0
	12/31/2008	25.549	26.423	21
	12/31/2009	26.423	30.539	43
	12/31/2010	30.539	34.037	53
	12/31/2011	34.037	32.861	51
	12/31/2012	32.861	36.817	56

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 11 1.80%
	12/31/2008	N/A	31.306	71
	12/31/2009	31.306	36.492	142
	12/31/2010	36.492	41.019	194
	12/31/2011	41.019	39.938	214
	12/31/2012	39.938	45.131	233
VISI 13 1.95%
	12/31/2009	N/A	35.363	64
	12/31/2010	35.363	39.690	78
	12/31/2011	39.690	38.587	101
	12/31/2012	38.587	43.538	108
VISI 14 2.80%
	12/31/2009	N/A	29.594	22
	12/31/2010	29.594	32.934	15
	12/31/2011	32.934	31.749	15
	12/31/2012	31.749	35.518	17
VISI 2 1.70%
	12/31/2007	N/A	30.650	29
	12/31/2008	30.650	32.002	29
	12/31/2009	32.002	37.340	49
	12/31/2010	37.340	42.015	244
	12/31/2011	42.015	40.949	363
	12/31/2012	40.949	46.320	358
VISI 3 2.10%
	12/31/2007	N/A	28.491	0
	12/31/2008	28.491	29.628	81
	12/31/2009	29.628	34.433	166
	12/31/2010	34.433	38.588	175
	12/31/2011	38.588	37.460	177
	12/31/2012	37.460	42.203	170
VISI 4 2.40%
	12/31/2007	N/A	26.971	0
	12/31/2008	26.971	27.964	11
	12/31/2009	27.964	32.401	24
	12/31/2010	32.401	36.203	33
	12/31/2011	36.203	35.039	33
	12/31/2012	35.039	39.357	31
VISI 5 2.25%
	12/31/2007	N/A	27.721	0
	12/31/2008	27.721	28.784	35
	12/31/2009	28.784	33.402	126
	12/31/2010	33.402	37.377	168
	12/31/2011	37.377	36.229	175
	12/31/2012	36.229	40.755	183
VISI 6 2.55%
	12/31/2007	N/A	26.243	0
	12/31/2008	26.243	27.168	2
	12/31/2009	27.168	31.431	15
	12/31/2010	31.431	35.066	15
	12/31/2011	35.066	33.888	14
	12/31/2012	33.888	38.007	10

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 7 2.20%
	12/31/2007	N/A	27.823	0
	12/31/2008	27.823	28.905	115
	12/31/2009	28.905	33.558	190
	12/31/2010	33.558	37.571	218
	12/31/2011	37.571	36.435	228
	12/31/2012	36.435	41.007	250
VISI 8 2.50%
	12/31/2007	N/A	26.285	0
	12/31/2008	26.285	27.225	10
	12/31/2009	27.225	31.514	139
	12/31/2010	31.514	35.176	176
	12/31/2011	35.176	34.011	163
	12/31/2012	34.011	38.164	204
VISI 9 2.35%
	12/31/2007	N/A	27.043	0
	12/31/2008	27.043	28.053	72
	12/31/2009	28.053	32.520	261
	12/31/2010	32.520	36.354	296
	12/31/2011	36.354	35.202	326
	12/31/2012	35.202	39.560	326
VISL 1 1.65%
	12/31/2007	N/A	30.931	56
	12/31/2008	30.931	32.312	56
	12/31/2009	32.312	37.721	74
	12/31/2010	37.721	42.464	606
	12/31/2011	42.464	41.407	876
	12/31/2012	41.407	46.862	923
VISL 10 2.90%
	12/31/2007	N/A	24.367	0
	12/31/2008	24.367	25.137	9
	12/31/2009	25.137	28.981	50
	12/31/2010	28.981	32.219	64
	12/31/2011	32.219	31.028	63
	12/31/2012	31.028	34.677	102
VISL 11 2.05%
	12/31/2008	N/A	29.783	62
	12/31/2009	29.783	34.630	196
	12/31/2010	34.630	38.828	238
	12/31/2011	38.828	37.711	284
	12/31/2012	37.711	42.508	313
VISL 13 3.05%
	12/31/2009	N/A	28.084	21
	12/31/2010	28.084	31.176	21
	12/31/2011	31.176	29.978	25
	12/31/2012	29.978	33.453	73
VISL 14 2.20%
	12/31/2009	N/A	33.558	23
	12/31/2010	33.558	37.571	30
	12/31/2011	37.571	36.435	38
	12/31/2012	36.435	41.007	37
VISL 2 1.95%
	12/31/2007	N/A	29.282	15
	12/31/2008	29.282	30.497	17
	12/31/2009	30.497	35.496	25
	12/31/2010	35.496	39.839	142
	12/31/2011	39.839	38.732	219
	12/31/2012	38.732	43.702	252

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 3 2.35%
	12/31/2007	N/A	27.219	0
	12/31/2008	27.219	28.235	33
	12/31/2009	28.235	32.731	99
	12/31/2010	32.731	36.590	99
	12/31/2011	36.590	35.431	100
	12/31/2012	35.431	39.817	89
VISL 4 2.65%
	12/31/2007	N/A	25.768	0
	12/31/2008	25.768	26.649	7
	12/31/2009	26.649	30.801	15
	12/31/2010	30.801	34.329	14
	12/31/2011	34.329	33.142	13
	12/31/2012	33.142	37.132	14
VISL 5 2.50%
	12/31/2007	N/A	26.483	0
	12/31/2008	26.483	27.431	34
	12/31/2009	27.431	31.751	84
	12/31/2010	31.751	35.441	113
	12/31/2011	35.441	34.268	102
	12/31/2012	34.268	38.451	106
VISL 6 2.80%
	12/31/2007	N/A	25.071	0
	12/31/2008	25.071	25.890	7
	12/31/2009	25.890	29.878	9
	12/31/2010	29.878	33.251	11
	12/31/2011	33.251	32.053	10
	12/31/2012	32.053	35.859	7
VISL 7 2.45%
	12/31/2007	N/A	26.535	0
	12/31/2008	26.535	27.498	54
	12/31/2009	27.498	31.846	82
	12/31/2010	31.846	35.565	102
	12/31/2011	35.565	34.404	94
	12/31/2012	34.404	38.624	83
VISL 8 2.75%
	12/31/2007	N/A	25.069	0
	12/31/2008	25.069	25.901	9
	12/31/2009	25.901	29.906	76
	12/31/2010	29.906	33.298	69
	12/31/2011	33.298	32.115	79
	12/31/2012	32.115	35.946	91
VISL 9 2.60%
	12/31/2007	N/A	25.792	0
	12/31/2008	25.792	26.688	73
	12/31/2009	26.688	30.861	192
	12/31/2010	30.861	34.413	212
	12/31/2011	34.413	33.240	213
	12/31/2012	33.240	37.261	198

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Templeton Growth Securities Fund
VISB 1 1.70%
	12/31/2007	N/A	28.340	213
	12/31/2008	28.340	16.069	265
	12/31/2009	16.069	20.712	55
	12/31/2010	20.712	21.869	58
	12/31/2011	21.869	20.001	67
	12/31/2012	20.001	23.805	53
VISB 10 2.95%
	12/31/2007	N/A	23.847	0
	12/31/2008	23.847	13.353	15
	12/31/2009	13.353	16.998	25
	12/31/2010	16.998	17.724	26
	12/31/2011	17.724	16.009	26
	12/31/2012	16.009	18.816	33
VISB 11 2.10%
	12/31/2008	N/A	15.145	25
	12/31/2009	15.145	19.443	32
	12/31/2010	19.443	20.446	40
	12/31/2011	20.446	18.626	22
	12/31/2012	18.626	22.079	17
VISB 13 3.10%
	12/31/2009	N/A	16.599	0
	12/31/2010	16.599	17.282	0
	12/31/2011	17.282	15.587	0
	12/31/2012	15.587	18.292	0
VISB 14 2.25%
	12/31/2009	N/A	18.987	7
	12/31/2010	18.987	19.937	6
	12/31/2011	19.937	18.135	6
	12/31/2012	18.135	21.464	17
VISB 2 2.00%
	12/31/2007	N/A	27.190	71
	12/31/2008	27.190	15.371	76
	12/31/2009	15.371	19.753	12
	12/31/2010	19.753	20.793	17
	12/31/2011	20.793	18.961	31
	12/31/2012	18.961	22.498	21
VISB 3 2.40%
	12/31/2007	N/A	25.729	0
	12/31/2008	25.729	14.487	106
	12/31/2009	14.487	18.542	267
	12/31/2010	18.542	19.441	272
	12/31/2011	19.441	17.657	218
	12/31/2012	17.657	20.867	190
VISB 4 2.70%
	12/31/2007	N/A	24.684	0
	12/31/2008	24.684	13.857	6
	12/31/2009	13.857	17.683	39
	12/31/2010	17.683	18.484	37
	12/31/2011	18.484	16.738	37
	12/31/2012	16.738	19.722	33

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 5 2.55%
	12/31/2007	N/A	25.201	0
	12/31/2008	25.201	14.168	68
	12/31/2009	14.168	18.107	175
	12/31/2010	18.107	18.957	169
	12/31/2011	18.957	17.192	152
	12/31/2012	17.192	20.286	134
VISB 6 2.85%
	12/31/2007	N/A	24.178	0
	12/31/2008	24.178	13.552	5
	12/31/2009	13.552	17.268	39
	12/31/2010	17.268	18.024	37
	12/31/2011	18.024	16.297	29
	12/31/2012	16.297	19.173	26
VISB 7 2.50%
	12/31/2007	N/A	25.376	0
	12/31/2008	25.376	14.274	123
	12/31/2009	14.274	18.251	151
	12/31/2010	18.251	19.117	155
	12/31/2011	19.117	17.345	156
	12/31/2012	17.345	20.478	151
VISB 8 2.80%
	12/31/2007	N/A	24.346	0
	12/31/2008	24.346	13.653	27
	12/31/2009	13.653	17.406	42
	12/31/2010	17.406	18.176	28
	12/31/2011	18.176	16.443	30
	12/31/2012	16.443	19.354	33
VISB 9 2.65%
	12/31/2007	N/A	24.855	0
	12/31/2008	24.855	13.960	72
	12/31/2009	13.960	17.823	128
	12/31/2010	17.823	18.640	111
	12/31/2011	18.640	16.888	102
	12/31/2012	16.888	19.908	107
VISC 1 2.45%
	12/31/2008	N/A	14.380	3
	12/31/2009	14.380	18.396	4
	12/31/2010	18.396	19.278	4
	12/31/2011	19.278	17.500	6
	12/31/2012	17.500	20.672	3
VISC 10 3.00%
	12/31/2008	N/A	13.255	0
	12/31/2009	13.255	16.864	2
	12/31/2010	16.864	17.575	0
	12/31/2011	17.575	15.867	0
	12/31/2012	15.867	18.639	0
VISC 11 2.30%
	12/31/2009	N/A	18.838	3
	12/31/2010	18.838	19.770	4
	12/31/2011	19.770	17.974	2
	12/31/2012	17.974	21.263	2

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 12 3.15%
	12/31/2009	N/A	16.468	1
	12/31/2010	16.468	17.137	0
	12/31/2011	17.137	15.449	0
	12/31/2012	15.449	18.121	0
VISC 13 1.75%
	12/31/2009	N/A	20.550	0
	12/31/2010	20.550	21.687	3
	12/31/2011	21.687	19.825	3
	12/31/2012	19.825	23.583	1
VISC 2 2.75%
	12/31/2008	N/A	13.755	2
	12/31/2009	13.755	17.544	1
	12/31/2010	17.544	18.330	1
	12/31/2011	18.330	16.590	1
	12/31/2012	16.590	19.537	1
VISC 3 2.60%
	12/31/2008	N/A	14.064	0
	12/31/2009	14.064	17.965	0
	12/31/2010	17.965	18.798	0
	12/31/2011	18.798	17.039	1
	12/31/2012	17.039	20.096	1
VISC 4 2.90%
	12/31/2008	N/A	13.452	0
	12/31/2009	13.452	17.132	0
	12/31/2010	17.132	17.873	0
	12/31/2011	17.873	16.153	0
	12/31/2012	16.153	18.993	0
VISC 5 2.15%
	12/31/2008	N/A	15.033	2
	12/31/2009	15.033	19.290	5
	12/31/2010	19.290	20.275	6
	12/31/2011	20.275	18.461	1
	12/31/2012	18.461	21.872	1
VISC 7 2.55%
	12/31/2008	N/A	14.168	2
	12/31/2009	14.168	18.107	5
	12/31/2010	18.107	18.957	3
	12/31/2011	18.957	17.192	2
	12/31/2012	17.192	20.286	2
VISC 8 2.85%
	12/31/2008	N/A	13.552	0
	12/31/2009	13.552	17.268	0
	12/31/2010	17.268	18.024	0
	12/31/2011	18.024	16.297	0
	12/31/2012	16.297	19.173	0
VISC 9 2.70%
	12/31/2008	N/A	13.857	4
	12/31/2009	13.857	17.683	4
	12/31/2010	17.683	18.484	4
	12/31/2011	18.484	16.738	4
	12/31/2012	16.738	19.722	3

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10 2.65%
	12/31/2007	N/A	24.855	0
	12/31/2008	24.855	13.960	27
	12/31/2009	13.960	17.823	54
	12/31/2010	17.823	18.640	58
	12/31/2011	18.640	16.888	64
	12/31/2012	16.888	19.908	61
VISI 11 1.80%
	12/31/2008	N/A	15.833	153
	12/31/2009	15.833	20.387	261
	12/31/2010	20.387	21.504	288
	12/31/2011	21.504	19.648	279
	12/31/2012	19.648	23.361	269
VISI 13 1.95%
	12/31/2009	N/A	19.909	78
	12/31/2010	19.909	20.969	79
	12/31/2011	20.969	19.130	77
	12/31/2012	19.130	22.711	75
VISI 14 2.80%
	12/31/2009	N/A	17.406	0
	12/31/2010	17.406	18.176	0
	12/31/2011	18.176	16.443	0
	12/31/2012	16.443	19.354	0
VISI 2 1.70%
	12/31/2007	N/A	28.340	79
	12/31/2008	28.340	16.069	113
	12/31/2009	16.069	20.712	61
	12/31/2010	20.712	21.869	93
	12/31/2011	21.869	20.001	108
	12/31/2012	20.001	23.805	109
VISI 3 2.10%
	12/31/2007	N/A	26.817	0
	12/31/2008	26.817	15.145	225
	12/31/2009	15.145	19.443	494
	12/31/2010	19.443	20.446	489
	12/31/2011	20.446	18.626	459
	12/31/2012	18.626	22.079	432
VISI 4 2.40%
	12/31/2007	N/A	25.729	0
	12/31/2008	25.729	14.487	33
	12/31/2009	14.487	18.542	68
	12/31/2010	18.542	19.441	67
	12/31/2011	19.441	17.657	64
	12/31/2012	17.657	20.867	62
VISI 5 2.25%
	12/31/2007	N/A	26.267	0
	12/31/2008	26.267	14.812	165
	12/31/2009	14.812	18.987	350
	12/31/2010	18.987	19.937	350
	12/31/2011	19.937	18.135	353
	12/31/2012	18.135	21.464	336
VISI 6 2.55%
	12/31/2007	N/A	25.201	0
	12/31/2008	25.201	14.168	7
	12/31/2009	14.168	18.107	29
	12/31/2010	18.107	18.957	37
	12/31/2011	18.957	17.192	41
	12/31/2012	17.192	20.286	39

Allianz VisionSM Statement of Additional Information – July 22, 2013

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 7 2.20%
	12/31/2007	N/A	26.449	0
	12/31/2008	26.449	14.922	257
	12/31/2009	14.922	19.138	365
	12/31/2010	19.138	20.105	367
	12/31/2011	20.105	18.297	397
	12/31/2012	18.297	21.667	352
VISI 8 2.50%
	12/31/2007	N/A	25.376	0
	12/31/2008	25.376	14.274	68
	12/31/2009	14.274	18.251	103
	12/31/2010	18.251	19.117	88
	12/31/2011	19.117	17.345	91
	12/31/2012	17.345	20.478	91
VISI 9 2.35%
	12/31/2007	N/A	25.907	0
	12/31/2008	25.907	14.594	217
	12/31/2009	14.594	18.689	305
	12/31/2010	18.689	19.605	288
	12/31/2011	19.605	17.815	277
	12/31/2012	17.815	21.064	257
VISL 1 1.65%
	12/31/2007	N/A	28.536	245
	12/31/2008	28.536	16.189	260
	12/31/2009	16.189	20.877	30
	12/31/2010	20.877	22.053	74
	12/31/2011	22.053	20.180	116
	12/31/2012	20.180	24.030	102
VISL 10 2.90%
	12/31/2007	N/A	24.012	0
	12/31/2008	24.012	13.452	19
	12/31/2009	13.452	17.132	31
	12/31/2010	17.132	17.873	33
	12/31/2011	17.873	16.153	33
	12/31/2012	16.153	18.993	31
VISL 11 2.05%
	12/31/2008	N/A	15.257	47
	12/31/2009	15.257	19.597	64
	12/31/2010	19.597	20.619	70
	12/31/2011	20.619	18.793	70
	12/31/2012	18.793	22.288	60
VISL 13 3.05%
	12/31/2009	N/A	16.731	1
	12/31/2010	16.731	17.428	0
	12/31/2011	17.428	15.727	0
	12/31/2012	15.727	18.465	0
VISL 14 2.20%
	12/31/2009	N/A	19.138	13
	12/31/2010	19.138	20.105	14
	12/31/2011	20.105	18.297	14
	12/31/2012	18.297	21.667	13

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 2 1.95%
	12/31/2007	N/A	27.378	51
	12/31/2008	27.378	15.485	51
	12/31/2009	15.485	19.909	9
	12/31/2010	19.909	20.969	38
	12/31/2011	20.969	19.130	50
	12/31/2012	19.130	22.711	46
VISL 3 2.35%
	12/31/2007	N/A	25.907	0
	12/31/2008	25.907	14.594	81
	12/31/2009	14.594	18.689	208
	12/31/2010	18.689	19.605	208
	12/31/2011	19.605	17.815	189
	12/31/2012	17.815	21.064	174
VISL 4 2.65%
	12/31/2007	N/A	24.855	0
	12/31/2008	24.855	13.960	5
	12/31/2009	13.960	17.823	31
	12/31/2010	17.823	18.640	32
	12/31/2011	18.640	16.888	31
	12/31/2012	16.888	19.908	31
VISL 5 2.50%
	12/31/2007	N/A	25.376	0
	12/31/2008	25.376	14.274	43
	12/31/2009	14.274	18.251	122
	12/31/2010	18.251	19.117	125
	12/31/2011	19.117	17.345	135
	12/31/2012	17.345	20.478	123
VISL 6 2.80%
	12/31/2007	N/A	24.346	0
	12/31/2008	24.346	13.653	3
	12/31/2009	13.653	17.406	16
	12/31/2010	17.406	18.176	9
	12/31/2011	18.176	16.443	10
	12/31/2012	16.443	19.354	10
VISL 7 2.45%
	12/31/2007	N/A	25.551	0
	12/31/2008	25.551	14.380	97
	12/31/2009	14.380	18.396	147
	12/31/2010	18.396	19.278	167
	12/31/2011	19.278	17.500	149
	12/31/2012	17.500	20.672	120
VISL 8 2.75%
	12/31/2007	N/A	24.515	0
	12/31/2008	24.515	13.755	16
	12/31/2009	13.755	17.544	60
	12/31/2010	17.544	18.330	43
	12/31/2011	18.330	16.590	50
	12/31/2012	16.590	19.537	44
VISL 9 2.60%
	12/31/2007	N/A	25.028	0
	12/31/2008	25.028	14.064	63
	12/31/2009	14.064	17.965	112
	12/31/2010	17.965	18.798	154
	12/31/2011	18.798	17.039	105
	12/31/2012	17.039	20.096	99

Allianz VisionSM Statement of Additional Information – July 22, 2013

PART C – OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.	Financial Statements
The following financial statements of the Company are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 3 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618) electronically filed on April 8, 2013.

1.	Report of Independent Registered Public Accounting Firm
2.	Consolidated Balance Sheets – December 31, 2012 and 2011
3.	Consolidated Statements of Operations – Years ended December 31, 2012, 2011, and 2010
4.	Consolidated Statements of Comprehensive Income – Years ended December 31, 2012, 2011, and 2010
5.	Consolidated Statements of Stockholder's Equity – Years ended December 31, 2012, 2011, and 2010
6.	Consolidated Statements of Cash Flows – Years ended December 31, 2012, 2011, and 2010
7.	Notes to Consolidated Financial Statements – December 31, 2012 and 2011
8.	Supplemental Schedules:
	–	Schedule I – Summary of Investments – Other than Investments in Related Parties
	–	Schedule II – Supplementary Insurance Information
–
Schedule II – Supplementary Insurance Information-amended, incorporated by reference as exhibit EX-99.A.8. from Post-Effective Amendment No. 4 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618) electronically filed on April 11, 2013.

	–	Schedule III – Reinsurance
The following financial statements of the Variable Account are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 3 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618) electronically filed on April 8, 2013.

1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2012
3.	Statements of Operations – For the year ended December 31, 2012
4.	Statements of Changes in Net Assets – For the year ended December 31, 2012 and 2011
5.	Notes to the Financial Statements – December 31, 2012
b.	Exhibits
1.
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985 incorporated by reference as exhibit EX-99.B1. from Registrant's initial filing on Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on June 25, 1996.

2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14, 1988 incorporated by reference as exhibit EX-99.B3.a. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on December 13, 1996.
(North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

b.
Broker-Dealer Agreement (amended and restated) between Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC, dated June 1, 2010 incorporated by reference as exhibit EX-99B3b. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is incorporated by reference as exhibit EX-99.B3.b. from Registrant's initial filing on Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on May 19, 2006.
The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.
Individual Variable Annuity “Base” Contract-L40529 incorporated by reference as exhibit EX-99.B4.a. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

b.
Individual Variable Annuity “Bonus” Contract-L40530 incorporated by reference as exhibit EX-99.B4.b. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

c.
Schedule Pages-S40776 to S40783 combined incorporated by reference as exhibit EX-99.B4.c. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on July 17, 2008.

d.
Schedule Pages-S40776-01 to S40813 combined incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

e.
Schedule Pages-Investment Options-S40788,S40789, S40796 combined incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on July 17, 2008.

f.
Schedule Pages-Investment Options-S40796-01 to S40805-DP combined incorporated by reference as exhibit EX-99.B4.f. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

g.
Schedule Pages Investment Plus-S40828,S40829,S40830 incorporated by reference as exhibit EX-99.B4.g. from Post-Effective Amendment No. 24 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on December 22, 2010.

h.
Asset Allocation Rider-S4074 incorporated by reference as exhibit EX-99.B4.d. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

i.
Asset Allocation Rider-S40741-02 and S40766-02 combined incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

j.
Asset Allocation Rider- S40766-03 and Investment Options -S40789-3 for Investment Protector incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 9 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on June 7, 2012.

k.
Lifetime Plus Benefit Rider-S40742-02 incorporated by reference as exhibit EX-99.B4.f. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on July 17, 2008.

l.
Lifetime Plus II Benefit Rider-S40761-01 incorporated by reference as exhibit EX-99.B4.g. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on July 17, 2008.

m.
Lifetime Plus 10 Benefit Rider-S40795-02 incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on July 17, 2008.

n.
Income Protector (08.09) Rider-S40799 incorporated by reference as exhibit EX-99.B4.l. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

o.
Income Protector Charge Lock Option Rider-S40882 and Contract Schedule-S40884 incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on May 1, 2013.

p.
Investment Protector (08.09) Rider-S40801 incorporated by reference as exhibit EX-99.B4.m. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

q.
Investment Plus Rider-S40827 incorporated by reference as exhibit EX-99.B4.o. from Post-Effective Amendment No. 24 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on December 22, 2010.

r.
Waiver of Withdrawal Charge Rider-S40749 incorporated by reference as exhibit EX-99.B4.f. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

s.
Quarterly Value Death Benefit Rider-S40743 incorporated by reference as exhibit EX-99.B4.g. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

t.
Quarterly Value Death Benefit Rider-S40743-02, S40812, S40814 incorporated by reference as exhibit EX-99.B4.p. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

u.
Target Date Retirement Rider-F40766 incorporated by reference as exhibit EX-99.B4.j. from Post-Effective Amendment No. 6 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on December 28, 2007.

v.
Target Benefit Asset Allocation Rider incorporated by reference as exhibit EX-99.B4.k. from Post-Effective Amendment No. 6 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on December 28, 2007.

w.
Inherited IRA/Roth IRA Endorsement-S40713 incorporated by reference as exhibit EX-99.B4.q. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

x.
Roth IRA Endorsement-S40342 incorporated by reference as exhibit EX-99.B4.l. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

y.
IRA Endorsement-S40014 incorporated by reference as exhibit EX-99.B4.g. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

z.
Unisex Endorsement-(S20146) incorporated by reference as exhibit EX-99.B4.h. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

aa.
Pension Plan and Profit Sharing Plan Endorsement-S20205 incorporated by reference as exhibit EX-99.B4.i. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

ab.
403(b) Endorsement-S30072(4-99) incorporated by reference as exhibit EX-99.B4.k. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

5.	a.
Application for Ind. Var. Annuity Contract-F70031-01 incorporated by reference as exhibit EX-99.B5.a. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on July 17, 2008.

b.
Application for Ind. Var. Annuity Contract-F70034 incorporated by reference as exhibit EX-99.B5.b. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

c.
Application for Ind. Var. Annuity Contract-F60000 incorporated by reference as exhibit EX-99.B5.c. from Post-Effective Amendment No. 24 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on December 22, 2010.

6.	(i).
The Restated Articles of Incorporation of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.i. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

(ii).
The Restated Bylaws of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.ii. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

7.	Not Applicable
8.	a.
22c-2 Agreements incorporated by reference as exhibit EX-99.B8.a. from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2008.

b.
22c-2 Agreement-BlackRock Distributors, Inc. incorporated by reference as exhibit EX-99.B8.b. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of North America, and Allianz Life Financial Services, LLC, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.c. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

d.
Administrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.d. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999 incorporated by reference as exhibit EX-99.B8.e. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

f.
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 5/1/08 incorporated by reference as exhibit EX-99.B8.f. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

g.
Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.ac. from Registrant's initial filing on Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on May 19, 2006.

h.
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 8/08/2008 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

i.
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated July 16, 2012 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on August 21, 2012.

j.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.h. from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618), electronically filed on March 30, 2005.

k.
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/08 incorporated by reference as exhibit EX-99.B8.j. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

l.
Participation Agreement between Premier VIT, Allianz Life Insurance Company of North America and Allianz Global Investors Distributors LLC, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.ai. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

m.
Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.aj. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

n.
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

o.
Amendment dated May 1, 2011 to Investor Services Agreement between Allianz Life Insurance Company of North America and Pacific Investment Management Company dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.n. from Post-Effective Amendment No. 25 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2010.

p.
Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.i. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

q
Amendments to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

r.
Amendment dated May 1, 2011 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.9. from Post-Effective Amendment No. 25 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2010.

s.
Amendment dated April 30, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

t.
Distribution Services Agreement between Allianz Life Insurance Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

u.
Participation Agreement & Amendment between Fidelity Distributors Corporation and Allianz Life Insurance Company of North America, dated 09/29/10 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 17 to Registrant's Form N-4 (File Nos. 333-145866 and 811-05618), electronically filed on December 20, 2010.

v.
Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 and Amendment dated 5-1-2011 incorporated by reference as exhibit EX-99.B8.t. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

w.
Amendment  dated 4-30-2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

x.
Administrative Services Agreement between PIMCO Variable Insurance Trust and Allianz Life Insurance Company of North America dated December 4, 2009 and Amendment dated April 1, 2012 incorporated by reference as exhibit EX-99.B8.v. from Post-Effective Amendment No. 9 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on June 7, 2012.

y.
Amendment dated September 1, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.y. from Post-Effective Amendment No. 34 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 4, 2013.

z.
Amendment  dated September 1, 2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.z. from Post-Effective Amendment No. 34 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 4, 2013.

9.*	Opinion and Consent of Counsel
10.*	Consent of Independent Registered Public Accounting Firm
11.	Not Applicable
12.	Not Applicable
13.	a.
Power of Attorney incorporated by reference as exhibit EX-99.B13. from Post-Effective Amendment No. 25 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2010.

b.
Power of Attorney-Walter White, incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 28 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 16, 2012.

c.
Power of Attorney-Marna C. Whittington, incorporated by reference as exhibit EX-99.B13.c. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

*	Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Walter R. White	Director, President and Chief Executive Officer
Giulio Terzariol	Director, Senior Vice President and Chief Financial Officer
Thomas P. Burns	Senior Vice President, Chief Distribution Officer
Neil H. McKay	Senior Vice President, Chief Actuary
Gretchen Cepek	Senior Vice President, Secretary and General Counsel
Carsten Quitter	Senior Vice President, Chief Investment Officer
Cathy Mahone	Senior Vice President, Chief Administrative Officer
Nancy E. Jones	Senior Vice President, Chief Marketing Officer
Patrick L. Nelson	Vice President, Chief Suitability Officer
Nicole A. Scanlon	Vice President, Controller
Gary C. Bhojwani	Director and Chairman of the Board
Michael P. Sullivan 500 IDS Center 80 South 8th Street Minneapolis, MN 55402	Director
Dale E. Lauer 14103 205th Ave. NE Woodinville, WA 98077	Director
Marna C. Whittington 2959 Barley Mill Yorklyn, DE 19736	Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Insurance Company organizational chart is incorporated by reference from Registrant's Post-Effective No. 9 to Form N-4 File Nos. 333-171427 and 811-05618 filed electronically on June 7, 2012.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of May 31, 2013 there were 90,030 qualified and 35,120 non-qualified Allianz Vision Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION

The Bylaws of the Insurance Company provide:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(a)
Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:

	(i)	a director of the Corporation; or
	(ii)	acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
(iv)
serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
(iv)
for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;

	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
(vi)
for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;

	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
(ix)
in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

SECTION 2. SCOPE OF INDEMNIFICATION:
(a)
Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b)
Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c)
Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b)
"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.

(c)
"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

a.	Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life of NY Variable Account C
b.	The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name	Positions and Offices with Underwriter
Robert DeChellis	Governor, Chief Executive Officer and President
Thomas Burns	Governor
Catherine A. Mahone	Governor
Giulio Terzariol	Governor
Kristine Starkman	Chief Compliance Officer
Jasmine Jirele	Chief Operating Officer and Senior Vice President
Angie Forsman	Vice President, Chief Financial Officer
Robert Densmore	Senior Vice President
Corey Walther	Senior Vice President
Michael Brandriet	Senior Vice President
Jennifer Sosniecki	Money Laundering Prevention Officer
Michael G. Brennan	Vice President, Compliance
Steve Miller	Assistant Vice President
Theodore C. Cadwell, Jr.	Secretary
Tracy M. Hardy	Assistant Secretary

c.	For the period 1-1-2012 to 12-31-2012
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$256,459,224.79	$0	$0	$0
The $256,459,224.79 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable

ITEM 32. UNDERTAKINGS

a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 28th day of June, 2013.

ALLIANZ LIFE VARIABLE ACCOUNT B
(Registrant)

By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)

By: /s/ STEWART D. GREGG
Stewart D. Gregg
Senior Securities Counsel

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)

By: WALTER R. WHITE(2)
Walter R. White
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 28th day of June, 2013.

Signature	Title
Gary C. Bhojwani(1)	Chairman of the Board
Walter R. White(2)	Director, President & Chief Executive Officer
Giulio Terzariol(1)	Director, Senior Vice President and Chief Financial Officer
Michael P. Sullivan(1)	Director
Dale E. Lauer(1)	Director
Marna C. Whittington(3)	Director

(1)
By Power of Attorney incorporated by reference as exhibit EX-99.B13 from Post-Effective Amendment No.25 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2010.

(2)
By Power of Attorney incorporated by reference as exhibit EX-99.B13.b from Post-Effective Amendment No. 28 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on February 16, 2012.

(3)
By Power of Attorney incorporated by reference as exhibit EX-99.B13.c. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

By: /s/ STEWART D. GREGG
Stewart D. Gregg
Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 38

TO FORM N-4

(FILE NOS. 333-139701 AND 811-05816)

ALLIANZ LIFE VARIABLE ACCOUNT B

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

INDEX TO EXHIBITS
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10.	Consent of Independent Registered Public Accounting Firm